DFA INVESTMENT DIMENSIONS GROUP INC.
PORTFOLIO HOLDINGS REPORT
July 31, 2024
(UNAUDITED)
Table of Contents
Definitions of Abbreviations and Footnotes
VA U.S. Large Value Portfolio
VA International Value Portfolio
VA International Small Portfolio
VA Short-Term Fixed Portfolio
VA Global Bond Portfolio
VIT Inflation-Protected Securities Portfolio
VA Global Moderate Allocation Portfolio
U.S. Large Cap Growth Portfolio
U.S. Small Cap Growth Portfolio
International Large Cap Growth Portfolio
International Small Cap Growth Portfolio
DFA Social Fixed Income Portfolio
DFA Diversified Fixed Income Portfolio
U.S. High Relative Profitability Portfolio
International High Relative Profitability Portfolio
VA Equity Allocation Portfolio
DFA MN Municipal Bond Portfolio
DFA California Municipal Real Return Portfolio
DFA Global Core Plus Fixed Income Portfolio
Emerging Markets Sustainability Core 1 Portfolio
Emerging Markets Targeted Value Portfolio
DFA Global Sustainability Fixed Income Portfolio
DFA Oregon Municipal Bond Portfolio
DFA Global Core Plus Real Return Portfolio
Emerging Markets ex China Core Equity Portfolio
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards and Regulations
Other
Subsequent Event Evaluations

Table of Contents
CONTINUED
THE DFA INVESTMENT TRUST COMPANY
SCHEDULES OF INVESTMENTS
The U.S. Large Cap Value Series
The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
NOTES TO FINANCIAL STATEMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations
DIMENSIONAL EMERGING MARKETS VALUE FUND
SCHEDULE OF INVESTMENTS
NOTES TO FINANCIAL STATEMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
3M Swap	Three Month Swap
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
BAM	Build America Mutual
EURIBOR	Euro Interbank Offered Rate
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
RN	Revenue Note
SCH BD GTY	School Bond Guaranty
SD CRED PROG	School District Credit Program
SOFR	Secured Overnight Financing Rate
TBA	To be announced
USTMMR	U.S. Treasury Money Market Rate
AUD	Australian Dollars
CAD	Canadian Dollars
EUR	Euro
GBP	British Pounds
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollars
SEK	Swedish Krona
SGD	Singapore Dollars
USD	United States Dollar

Investment Footnotes
†	See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
††	Security valued using significant unobservable inputs (Level 3).
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity
Guidelines. The liquidity determination is unaudited.

(r)	The adjustable rate shown is effective as of July 31, 2024.
∞	Rates reflect the effective yields at purchase date.
^	Denominated in USD, unless otherwise noted.
±	Face Amount of security is adjusted for inflation.
Δ	Zero Coupon Security.

CONTINUED
¤
Pre-refunded bonds are collateralized by U.S. Government or other eligible securities that are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

VA U.S. Large Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)

		Shares	Value†
COMMON STOCKS — (99.7%)
COMMUNICATION SERVICES — (7.0%)
	AT&T, Inc.	423,900	$8,160,075
#*	Charter Communications, Inc., Class A	1,304	495,155
	Comcast Corp., Class A	241,158	9,952,591
	Electronic Arts, Inc.	12,698	1,916,636
	Fox Corp. (FOX US), Class B	25,526	904,386
	Fox Corp. (FOXA US), Class A	29,755	1,131,880
*††	GCI Liberty, Inc.	1,000	0
	Interpublic Group of Cos., Inc.	28,352	912,084
*	Liberty Broadband Corp. (LBRDA US), Class A	600	39,732
*	Liberty Broadband Corp. (LBRDK US), Class C	6,600	444,774
*	Liberty Media Corp.-Liberty Formula One (FWONA US), Class A	535	39,574
*	Liberty Media Corp.-Liberty Formula One (FWONK US), Class C	4,527	366,099
*	Liberty Media Corp.-Liberty SiriusXM (LSXMA US), Class A	4,466	101,021
*	Liberty Media Corp.-Liberty SiriusXM (LSXMK US), Class C	14,451	325,292
	News Corp. (NWS US), Class B	8,065	229,772
	News Corp. (NWSA US), Class A	16,744	461,800
	Omnicom Group, Inc.	1,837	180,099
	Paramount Global (PARA US), Class B	38,139	435,547
	Paramount Global (PARAA US), Class A	1,652	37,831
#*	Sphere Entertainment Co.	154	6,850
*	Take-Two Interactive Software, Inc.	7,814	1,176,241
	T-Mobile U.S., Inc.	34,280	6,248,558
	Verizon Communications, Inc.	261,179	10,582,973
	Walt Disney Co.	39,447	3,695,789
*	Warner Bros Discovery, Inc.	112,864	976,274
TOTAL COMMUNICATION SERVICES			48,821,033
CONSUMER DISCRETIONARY — (5.1%)
*	Aptiv PLC	18,621	1,292,111
	Aramark	21,061	721,760
	Autoliv, Inc.	7,172	725,376
	Best Buy Co., Inc.	1,514	130,991
	BorgWarner, Inc.	27,403	967,600
*	Caesars Entertainment, Inc.	2,169	86,652
*	Capri Holdings Ltd.	1,300	43,602
*	CarMax, Inc.	8,069	681,346
*	Carnival Corp.	43,840	730,374
	Dick's Sporting Goods, Inc.	958	207,263
	DR Horton, Inc.	21,929	3,945,685
	eBay, Inc.	44,500	2,474,645
	Ford Motor Co.	254,136	2,749,752
	Gap, Inc.	1,476	34,657
	Garmin Ltd.	9,800	1,678,250
	General Motors Co.	84,497	3,744,907
	Gentex Corp.	3,570	110,884
	Genuine Parts Co.	3,163	465,309
	Harley-Davidson, Inc.	1,373	51,488
	Hasbro, Inc.	1,403	90,437
	Hyatt Hotels Corp., Class A	2,188	322,358
	Lear Corp.	4,194	511,836
	Lennar Corp. (LEN US), Class A	22,424	3,967,478
	Lennar Corp. (LENB US), Class B	1,507	248,595
	Lithia Motors, Inc.	218	60,240

VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	LKQ Corp.	35,025	$1,453,538
*	MGM Resorts International	7,230	310,673
*	Mohawk Industries, Inc.	618	99,541
*	NVR, Inc.	22	189,365
	Penske Automotive Group, Inc.	3,800	661,618
	PulteGroup, Inc.	33,943	4,480,476
	PVH Corp.	672	68,537
	Ralph Lauren Corp.	2,390	419,660
#*	Rivian Automotive, Inc., Class A	19,400	318,354
	Service Corp. International	700	55,937
	Tapestry, Inc.	4,002	160,440
	Toll Brothers, Inc.	3,629	517,895
	Whirlpool Corp.	7,835	798,935
TOTAL CONSUMER DISCRETIONARY			35,578,565
CONSUMER STAPLES — (4.7%)
	Albertsons Cos., Inc., Class A	12,853	254,875
	Archer-Daniels-Midland Co.	28,964	1,796,058
*	BellRing Brands, Inc.	3,250	166,660
	Bunge Global SA	15,242	1,603,916
	Campbell Soup Co.	12,528	587,062
	Casey's General Stores, Inc.	1,226	475,492
	Conagra Brands, Inc.	28,442	862,361
	Constellation Brands, Inc., Class A	8,336	2,043,654
*	Coty, Inc., Class A	22,970	228,551
*	Darling Ingredients, Inc.	4,055	161,105
	Dollar General Corp.	1,822	219,351
*	Dollar Tree, Inc.	21,034	2,194,688
	General Mills, Inc.	52,942	3,554,526
	Hormel Foods Corp.	9,549	306,618
	J M Smucker Co.	3,265	385,107
	Kenvue, Inc.	97,197	1,797,172
	Keurig Dr Pepper, Inc.	24,087	825,702
	Kraft Heinz Co.	17,345	610,717
	Kroger Co.	81,457	4,439,406
	McCormick & Co., Inc. (MKC US)	1,560	120,136
	Molson Coors Beverage Co., Class B	11,394	602,173
	Mondelez International, Inc., Class A	70,011	4,785,252
*	Performance Food Group Co.	5,819	401,511
*	Pilgrim's Pride Corp.	2,655	109,466
*	Post Holdings, Inc.	919	100,502
	Seaboard Corp.	12	38,975
	Target Corp.	6,242	938,859
	Tyson Foods, Inc., Class A	12,812	780,251
*	U.S. Foods Holding Corp.	13,588	739,051
	Walgreens Boots Alliance, Inc.	41,309	490,338
	Walmart, Inc.	18,723	1,285,147
TOTAL CONSUMER STAPLES			32,904,682
ENERGY — (13.4%)
	APA Corp.	454	14,160
	Baker Hughes Co.	95,215	3,686,725
#	Chesapeake Energy Corp.	3,177	242,500
	Chevron Corp.	100,682	16,156,440
	ConocoPhillips	69,030	7,676,136
	Coterra Energy, Inc.	58,717	1,514,899
	Devon Energy Corp.	49,369	2,321,824
	Diamondback Energy, Inc.	17,111	3,461,726

VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	EOG Resources, Inc.	31,707	$4,020,448
	EQT Corp.	6,928	239,085
	Exxon Mobil Corp.	247,771	29,383,163
	Halliburton Co.	38,410	1,332,059
	Helmerich & Payne, Inc.	818	33,064
	HF Sinclair Corp.	3,700	190,439
	Kinder Morgan, Inc.	128,710	2,719,642
	Marathon Oil Corp.	42,811	1,200,849
	Marathon Petroleum Corp.	23,528	4,164,927
	NOV, Inc.	626	13,033
	Occidental Petroleum Corp.	46,358	2,819,494
	ONEOK, Inc.	13,250	1,104,122
	Ovintiv, Inc.	10,759	499,648
	Phillips 66	20,511	2,983,940
	Schlumberger NV	26,058	1,258,341
	Valero Energy Corp.	22,803	3,687,701
	Williams Cos., Inc.	72,183	3,099,538
TOTAL ENERGY			93,823,903
FINANCIALS — (24.0%)
	Aflac, Inc.	33,178	3,164,518
	Allstate Corp.	13,283	2,272,987
	Ally Financial, Inc.	43,510	1,958,385
	American Financial Group, Inc.	4,681	613,024
	American International Group, Inc.	44,332	3,512,424
*	Arch Capital Group Ltd.	32,387	3,102,027
	Assurant, Inc.	3,963	693,010
	Axis Capital Holdings Ltd.	973	73,705
	Bank of America Corp.	150,153	6,052,667
	Bank of New York Mellon Corp.	56,389	3,669,232
*	Berkshire Hathaway, Inc., Class B	34,892	15,300,142
	BlackRock, Inc.	1,483	1,299,849
*	Block, Inc.	4,887	302,408
	Capital One Financial Corp.	17,582	2,661,915
	Carlyle Group, Inc.	6,100	303,414
	Charles Schwab Corp.	485	31,617
	Chubb Ltd.	14,047	3,872,196
	Cincinnati Financial Corp.	1,786	233,287
	Citigroup, Inc.	41,273	2,677,792
	Citizens Financial Group, Inc.	21,497	917,277
	CME Group, Inc.	922	178,601
	Comerica, Inc.	654	35,846
	Corebridge Financial, Inc.	4,245	125,440
	Discover Financial Services	23,258	3,348,919
	East West Bancorp, Inc.	3,233	284,148
	Everest Group Ltd.	2,539	997,497
	F&G Annuities & Life, Inc.	389	16,778
	Fidelity National Financial, Inc.	9,333	517,142
	Fidelity National Information Services, Inc.	42,824	3,290,168
	Fifth Third Bancorp	61,583	2,607,424
	First Citizens BancShares, Inc., Class A	927	1,935,289
	First Horizon Corp.	7,379	123,451
*	Fiserv, Inc.	17,141	2,803,753
	Franklin Resources, Inc.	10,235	234,074
	Global Payments, Inc.	11,722	1,191,424
	Globe Life, Inc.	4,255	394,609
	Goldman Sachs Group, Inc.	10,148	5,165,636
	Hartford Financial Services Group, Inc.	39,977	4,434,249
	Huntington Bancshares, Inc.	95,088	1,421,566

VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Intercontinental Exchange, Inc.	4,372	$662,620
	Jefferies Financial Group, Inc.	1,212	70,866
	JPMorgan Chase & Co.	154,829	32,947,611
	KeyCorp	40,804	658,168
	Lincoln National Corp.	2,459	81,885
	Loews Corp.	12,719	1,016,884
	M&T Bank Corp.	11,088	1,909,021
*	Markel Group, Inc.	463	758,788
	MetLife, Inc.	55,673	4,278,470
	Morgan Stanley	53,318	5,502,951
	Northern Trust Corp.	11,340	1,005,291
*	PayPal Holdings, Inc.	1,436	94,460
	PNC Financial Services Group, Inc.	13,115	2,375,126
	Principal Financial Group, Inc.	29,370	2,393,949
	Prosperity Bancshares, Inc.	567	41,119
	Prudential Financial, Inc.	31,149	3,903,593
	Raymond James Financial, Inc.	15,482	1,795,912
	Regions Financial Corp.	79,266	1,773,180
	Reinsurance Group of America, Inc.	828	186,656
	RenaissanceRe Holdings Ltd.	250	57,977
	State Street Corp.	14,548	1,236,144
	Synchrony Financial	36,836	1,870,900
	Synovus Financial Corp.	1,104	51,612
	T Rowe Price Group, Inc.	7,690	878,275
	Travelers Cos., Inc.	24,711	5,348,449
	Truist Financial Corp.	62,033	2,772,255
	U.S. Bancorp	52,456	2,354,225
	Unum Group	5,925	340,865
	W R Berkley Corp.	13,723	756,549
	Webster Financial Corp.	384	19,054
	Wells Fargo & Co.	133,330	7,911,802
	Willis Towers Watson PLC	1,365	385,312
	Zions Bancorp NA	3,064	158,317
TOTAL FINANCIALS			167,416,176
HEALTH CARE — (13.5%)
	Abbott Laboratories	36,037	3,817,760
*	Avantor, Inc.	14,651	391,914
	Baxter International, Inc.	22,262	797,425
	Becton Dickinson & Co.	13,436	3,238,882
*	Biogen, Inc.	12,841	2,737,701
*	BioMarin Pharmaceutical, Inc.	1,200	101,196
*	Bio-Rad Laboratories, Inc., Class A	918	310,614
*	Boston Scientific Corp.	13,851	1,023,312
	Bristol-Myers Squibb Co.	102,727	4,885,696
*	Catalent, Inc.	2,832	168,051
*	Centene Corp.	30,307	2,331,214
*	Charles River Laboratories International, Inc.	2,087	509,437
	Cigna Group	17,999	6,275,711
	Cooper Cos., Inc.	1,912	178,447
	CVS Health Corp.	63,061	3,804,470
	Danaher Corp.	15,263	4,229,072
*	Edwards Lifesciences Corp.	400	25,220
*	Elanco Animal Health, Inc.	6,840	89,194
	Elevance Health, Inc.	14,259	7,586,216
*	Envista Holdings Corp.	1,720	29,360
*	GE HealthCare Technologies, Inc.	36,312	3,073,085
	Gilead Sciences, Inc.	59,212	4,503,665
*	Henry Schein, Inc.	11,024	793,067

VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Hologic, Inc.	12,948	$1,056,686
	Humana, Inc.	9,065	3,277,995
*	Incyte Corp.	1,360	88,495
*	IQVIA Holdings, Inc.	420	103,417
*	Jazz Pharmaceuticals PLC	5,515	608,029
	Johnson & Johnson	35,214	5,558,530
	Labcorp Holdings, Inc.	4,132	890,198
	McKesson Corp.	3,387	2,089,847
	Medtronic PLC	48,549	3,899,456
	Merck & Co., Inc.	136	15,386
*	Moderna, Inc.	7,095	845,866
*	Molina Healthcare, Inc.	281	95,897
	Pfizer, Inc.	127,392	3,890,552
	Quest Diagnostics, Inc.	14,345	2,041,293
*	Regeneron Pharmaceuticals, Inc.	3,096	3,341,172
	Revvity, Inc.	3,314	416,271
	STERIS PLC	5,962	1,423,487
	Teleflex, Inc.	157	34,684
*	Tenet Healthcare Corp.	711	106,437
	Thermo Fisher Scientific, Inc.	8,391	5,146,536
*	United Therapeutics Corp.	2,317	725,893
	UnitedHealth Group, Inc.	6,391	3,682,239
	Universal Health Services, Inc., Class B	8,427	1,801,355
*	Vertex Pharmaceuticals, Inc.	918	455,071
	Viatris, Inc.	72,858	878,667
	Zimmer Biomet Holdings, Inc.	9,350	1,041,122
TOTAL HEALTH CARE			94,415,290
INDUSTRIALS — (14.5%)
	AECOM	7,016	635,720
	AGCO Corp.	9,374	885,093
	AMETEK, Inc.	13,829	2,399,055
*	Builders FirstSource, Inc.	16,700	2,795,079
*	CACI International, Inc., Class A	200	92,296
	Carlisle Cos., Inc.	4,496	1,881,936
	Carrier Global Corp.	18,175	1,237,899
#	Concentrix Corp.	1,452	102,366
	CSX Corp.	30,103	1,056,615
	Cummins, Inc.	13,712	4,001,162
	Deere & Co.	7,479	2,782,038
	Delta Air Lines, Inc.	55,895	2,404,603
	Dover Corp.	11,477	2,114,752
	Eaton Corp. PLC	18,743	5,712,679
	EMCOR Group, Inc.	552	207,243
	Emerson Electric Co.	9,553	1,118,752
	FedEx Corp.	15,695	4,743,814
	Fortive Corp.	14,666	1,053,752
	Fortune Brands Innovations, Inc.	12,304	994,286
*	GE Vernova, Inc.	3,053	544,167
	General Dynamics Corp.	10,644	3,179,469
*	GXO Logistics, Inc.	407	22,784
	Howmet Aerospace, Inc.	8,903	852,017
	Hubbell, Inc.	2,229	881,904
	Huntington Ingalls Industries, Inc.	1,502	420,530
	IDEX Corp.	397	82,767
	Ingersoll Rand, Inc.	23,401	2,349,460
	ITT, Inc.	400	56,584
	Jacobs Solutions, Inc.	7,558	1,106,113
	JB Hunt Transport Services, Inc.	2,529	437,896

VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Johnson Controls International PLC	38,418	$2,748,424
	Knight-Swift Transportation Holdings, Inc.	1,347	73,317
	L3Harris Technologies, Inc.	9,234	2,095,102
	Leidos Holdings, Inc.	8,691	1,254,980
*	MasTec, Inc.	425	46,763
*	Middleby Corp.	311	42,165
*	NEXTracker, Inc., Class A	9,036	444,029
	Norfolk Southern Corp.	15,283	3,814,026
	Northrop Grumman Corp.	3,623	1,754,691
	Oshkosh Corp.	522	56,715
	Otis Worldwide Corp.	2,174	205,443
	Owens Corning	8,674	1,616,660
	PACCAR, Inc.	35,558	3,508,152
	Parker-Hannifin Corp.	9,126	5,121,146
	Pentair PLC	17,893	1,572,258
	Quanta Services, Inc.	15,876	4,213,173
	Republic Services, Inc.	24,693	4,798,344
	RTX Corp.	44,315	5,206,569
	Sensata Technologies Holding PLC	515	20,080
	Snap-on, Inc.	6,398	1,836,418
	Southwest Airlines Co.	27,308	735,678
	SS&C Technologies Holdings, Inc.	23,811	1,737,013
	Stanley Black & Decker, Inc.	7,007	740,079
	Textron, Inc.	17,232	1,600,853
	Trane Technologies PLC	101	33,762
	TransUnion	5,407	488,036
#*	U-Haul Holding Co. (UHAL US)	2,175	145,268
	U-Haul Holding Co. (UHAL/B US)	19,175	1,222,023
*	United Airlines Holdings, Inc.	15,225	691,520
	United Rentals, Inc.	6,374	4,825,755
	Veralto Corp.	6,107	650,762
	WESCO International, Inc.	600	104,970
	Westinghouse Air Brake Technologies Corp.	8,070	1,300,481
*	XPO, Inc.	979	112,477
	Xylem, Inc.	3,122	416,787
TOTAL INDUSTRIALS			101,386,750
INFORMATION TECHNOLOGY — (8.9%)
*	Advanced Micro Devices, Inc.	16,243	2,346,789
*	Akamai Technologies, Inc.	8,499	835,282
	Amdocs Ltd.	15,020	1,313,799
	Analog Devices, Inc.	21,507	4,976,290
*	Aspen Technology, Inc.	600	112,770
	Avnet, Inc.	1,297	69,727
	Broadcom, Inc.	790	126,937
*	Ciena Corp.	1,583	83,487
	Cisco Systems, Inc.	178,245	8,635,970
	Cognizant Technology Solutions Corp., Class A	49,920	3,777,946
*	Coherent Corp.	781	54,420
	Corning, Inc.	77,633	3,106,096
*	DXC Technology Co.	2,899	58,966
	Entegris, Inc.	200	23,658
*	F5, Inc.	666	135,624
*	First Solar, Inc.	1,844	398,286
*	Flex Ltd.	39,133	1,258,126
	Hewlett Packard Enterprise Co.	148,722	2,961,055
	HP, Inc.	106,724	3,851,669
	Intel Corp.	96,056	2,952,761
	International Business Machines Corp.	860	165,240

VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	IPG Photonics Corp.	430	$34,572
	Jabil, Inc.	5,601	631,065
	Juniper Networks, Inc.	20,534	773,926
*	Keysight Technologies, Inc.	8,883	1,239,800
*	Kyndryl Holdings, Inc.	1,573	42,266
	Marvell Technology, Inc.	21,410	1,434,042
	Microchip Technology, Inc.	104	9,233
	Micron Technology, Inc.	23,986	2,634,143
*	ON Semiconductor Corp.	36,695	2,871,384
*	Qorvo, Inc.	5,422	649,556
	Roper Technologies, Inc.	1,058	576,345
	Salesforce, Inc.	20,701	5,357,419
	Skyworks Solutions, Inc.	11,761	1,336,285
	TD SYNNEX Corp.	2,852	339,873
	TE Connectivity Ltd.	30,520	4,710,152
*	Teledyne Technologies, Inc.	1,702	718,006
	Vontier Corp.	2,863	112,315
*	Western Digital Corp.	14,132	947,551
*	Zebra Technologies Corp., Class A	300	105,357
*	Zoom Video Communications, Inc., Class A	2,191	132,336
TOTAL INFORMATION TECHNOLOGY			61,900,524
MATERIALS — (8.1%)
	Air Products & Chemicals, Inc.	8,901	2,348,529
#	Albemarle Corp.	5,245	491,299
	Amcor PLC	67,243	708,069
	Ball Corp.	19,994	1,276,217
	Celanese Corp.	6,957	981,980
	CF Industries Holdings, Inc.	15,102	1,153,642
*	Cleveland-Cliffs, Inc.	15,656	240,320
	Corteva, Inc.	26,180	1,468,698
	Crown Holdings, Inc.	2,200	195,140
	Dow, Inc.	78,218	4,260,534
	DuPont de Nemours, Inc.	17,056	1,427,587
	Eastman Chemical Co.	14,927	1,542,407
	FMC Corp.	801	46,746
	Freeport-McMoRan, Inc.	62,165	2,822,913
	Huntsman Corp.	3,237	77,461
	International Flavors & Fragrances, Inc.	10,181	1,012,806
	International Paper Co.	30,063	1,397,328
	Linde PLC	13,050	5,918,175
	LyondellBasell Industries NV, Class A	34,302	3,411,677
	Martin Marietta Materials, Inc.	5,551	3,293,686
	Mosaic Co.	29,416	875,714
	Newmont Corp.	49,801	2,443,735
	Nucor Corp.	26,837	4,372,821
	Packaging Corp. of America	10,295	2,057,662
	PPG Industries, Inc.	16,048	2,037,775
	Reliance, Inc.	7,823	2,382,573
	Royal Gold, Inc.	782	108,010
	Smurfit WestRock PLC	17,093	766,450
	Sonoco Products Co.	945	50,954
	Steel Dynamics, Inc.	24,592	3,276,146
	Vulcan Materials Co.	9,911	2,720,669
	Westlake Corp.	7,737	1,143,993
TOTAL MATERIALS			56,311,716

VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (0.4%)
*	CBRE Group, Inc., Class A	26,199	$2,952,889
*	Jones Lang LaSalle, Inc.	693	173,874
TOTAL REAL ESTATE			3,126,763
UTILITIES — (0.1%)
	Vistra Corp.	4,726	374,394
TOTAL COMMON STOCKS Cost ($427,339,751)			696,059,796

TEMPORARY CASH INVESTMENTS — (0.2%)
	State Street Institutional U.S. Government Money Market Fund 5.260%	1,305,323	1,305,323
SECURITIES LENDING COLLATERAL — (0.1%)
@§	The DFA Short Term Investment Fund	63,362	732,908
TOTAL INVESTMENTS — (100.0%)
(Cost $429,377,982)^^			$698,098,027
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$48,821,033	—	—	$48,821,033
Consumer Discretionary	35,578,565	—	—	35,578,565
Consumer Staples	32,904,682	—	—	32,904,682
Energy	93,823,903	—	—	93,823,903
Financials	167,416,176	—	—	167,416,176
Health Care	94,415,290	—	—	94,415,290
Industrials	101,386,750	—	—	101,386,750
Information Technology	61,900,524	—	—	61,900,524
Materials	56,311,716	—	—	56,311,716
Real Estate	3,126,763	—	—	3,126,763
Utilities	374,394	—	—	374,394
Temporary Cash Investments	1,305,323	—	—	1,305,323
Securities Lending Collateral	—	$732,908	—	732,908
Total Investments in Securities	$697,365,119	$732,908	—˂˃	$698,098,027

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

VA International Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)
		Shares	Value»
COMMON STOCKS — (96.2%)
AUSTRALIA — (6.1%)
	ANZ Group Holdings Ltd.	157,918	$3,004,396
	Aurizon Holdings Ltd.	266,121	648,875
	Bendigo & Adelaide Bank Ltd.	42,211	345,562
	BlueScope Steel Ltd.	88,805	1,289,551
	Brickworks Ltd.	2,966	56,003
	Challenger Ltd.	53,101	244,739
	Cleanaway Waste Management Ltd.	130,471	241,183
	Evolution Mining Ltd.	287,306	744,402
	Harvey Norman Holdings Ltd.	112,868	354,475
	Incitec Pivot Ltd.	224,487	433,392
	Lendlease Corp. Ltd.	41,763	172,392
	National Australia Bank Ltd.	214,668	5,421,797
	New Hope Corp. Ltd.	39,703	126,620
	Northern Star Resources Ltd.	124,343	1,154,043
	Orica Ltd.	52,840	621,762
	Origin Energy Ltd.	104,722	718,547
	QBE Insurance Group Ltd.	60,584	715,015
	Rio Tinto Ltd.	15,829	1,216,334
	Santos Ltd.	496,255	2,586,931
	Seven Group Holdings Ltd.	12,728	326,562
	Sonic Healthcare Ltd.	56,484	1,023,669
	South32 Ltd. (S32 AU)	621,615	1,246,770
	Suncorp Group Ltd.	131,383	1,528,663
	TPG Telecom Ltd.	46,621	145,082
	Westpac Banking Corp.	191,200	3,736,583
	Whitehaven Coal Ltd.	125,810	635,147
	Woodside Energy Group Ltd. (WDS AU)	142,185	2,578,497
	Worley Ltd.	19,466	193,082
#	Yancoal Australia Ltd.	49,859	231,071
TOTAL AUSTRALIA			31,741,145
AUSTRIA — (0.1%)
	Erste Group Bank AG	8,056	419,043
	OMV AG	5,327	222,882
TOTAL AUSTRIA			641,925
BELGIUM — (0.7%)
	Ageas SA	17,680	844,056
	KBC Group NV	21,879	1,692,251
	Solvay SA	8,568	301,632
	Syensqo SA	8,568	757,649
TOTAL BELGIUM			3,595,588
CANADA — (9.9%)
	Agnico Eagle Mines Ltd. (AEM US)	9,131	704,639
	AltaGas Ltd.	19,080	454,941
	ARC Resources Ltd.	18,455	319,335
#	Bank of Montreal (BMO CN)	11,751	991,130
	Bank of Montreal (BMO US)	36,571	3,084,032
#	Bank of Nova Scotia (BNS CN)	24,485	1,143,337
	Bank of Nova Scotia (BNS US)	60,155	2,807,434
	Barrick Gold Corp. (GOLD US)	81,195	1,502,919
	Canadian Imperial Bank of Commerce (CM CN)	49,997	2,585,583
	Canadian Imperial Bank of Commerce (CM US)	34,630	1,790,025

VA International Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Cenovus Energy, Inc. (CVE US)	38,060	$766,148
	Empire Co. Ltd., Class A	5,300	140,115
	Endeavour Mining PLC	11,407	251,001
	Fairfax Financial Holdings Ltd.	3,164	3,731,373
	First Quantum Minerals Ltd.	49,651	607,758
	iA Financial Corp., Inc.	15,318	1,035,808
	IGM Financial, Inc.	3,629	102,826
	Kinross Gold Corp. (K CN)	92,288	838,891
	Kinross Gold Corp. (KGC US)	149,127	1,351,091
	Lundin Mining Corp.	86,620	874,576
#	Magna International, Inc. (MGA US)	44,732	1,984,759
	Manulife Financial Corp. (MFC US)	118,114	3,145,376
*	MEG Energy Corp.	40,065	830,232
	Nutrien Ltd. (NTR CN)	900	46,159
	Nutrien Ltd. (NTR US)	64,702	3,312,773
	Onex Corp.	3,995	273,760
#	Pan American Silver Corp. (PAAS US)	7,783	178,853
	Suncor Energy, Inc. (SU CN)	8,621	344,301
	Suncor Energy, Inc. (SU US)	110,479	4,410,322
	Teck Resources Ltd. (TECK US), Class B	82,812	4,058,616
	Teck Resources Ltd. (TECK/A CN), Class A	200	9,821
	Teck Resources Ltd. (TECKB CN), Class B	134	6,569
	Toronto-Dominion Bank (TD US)	83,758	4,944,235
	Tourmaline Oil Corp.	39,596	1,742,264
	West Fraser Timber Co. Ltd. (WFG CN)	10,098	895,446
#	Whitecap Resources, Inc.	67,273	518,440
TOTAL CANADA			51,784,888
DENMARK — (3.2%)
#	AP Moller - Maersk AS (MAERSKA DC), Class A	237	384,991
	AP Moller - Maersk AS (MAERSKB DC), Class B	282	466,523
	Carlsberg AS, Class B	14,014	1,692,288
	Coloplast AS, Class B	10,747	1,397,115
	Danske Bank AS	32,233	985,765
*	Demant AS	12,462	477,786
	DSV AS	12,942	2,374,140
*	Genmab AS (GMAB DC)	4,778	1,349,649
	H Lundbeck AS (HLUNA DC), Class A	5,935	31,925
	H Lundbeck AS (HLUNB DC)	28,803	180,085
	Novo Nordisk AS (NOVOB DC), Class B	2,912	385,819
	Novonesis (Novozymes) B, Class B	33,997	2,164,155
	Pandora AS	14,297	2,241,102
	Rockwool AS (ROCKA DC), Class A	355	156,217
	Rockwool AS (ROCKB DC), Class B	800	353,610
*	Svitzer Group AS	1,038	39,779
	Tryg AS	20,416	446,990
*	Vestas Wind Systems AS	52,751	1,305,431
TOTAL DENMARK			16,433,370
FINLAND — (0.6%)
	Fortum OYJ	4,894	75,255
#	Nokia OYJ (NOK US), Sponsored ADR	34,049	133,472
	Nokia OYJ (NOKIA FH)	366,567	1,440,572
	Nordea Bank Abp (NDA FH)	72,366	846,808
	Stora Enso OYJ, Class R	56,813	710,226
TOTAL FINLAND			3,206,333

VA International Value Portfolio
CONTINUED
		Shares	Value»
FRANCE — (10.0%)
Ω	Amundi SA	2,929	$213,760
	Arkema SA	6,839	617,171
	BNP Paribas SA	47,637	3,263,788
#	Bollore SE	60,491	376,547
	Bouygues SA	36,761	1,269,210
	Carrefour SA	87,166	1,300,275
	Cie de Saint-Gobain SA	72,243	6,197,419
	Cie Generale des Etablissements Michelin SCA	105,336	4,170,130
	Credit Agricole SA	32,751	497,012
	Eiffage SA	10,913	1,086,081
	Engie SA	190,351	2,992,349
	Orange SA (ORA FP)	282,052	3,130,006
*	Publicis Groupe SA (PUB FP)	13,324	1,390,978
	Renault SA	28,046	1,359,169
	Rexel SA	32,582	827,807
	Sanofi SA (SAN FP)	51,238	5,282,252
	Societe Generale SA	66,873	1,734,482
	TotalEnergies SE (TTE FP)	228,351	15,405,995
#	TotalEnergies SE (TTE US), Sponsored ADR	7,191	487,406
	Vinci SA	1,599	182,475
	Vivendi SE	29,111	310,636
TOTAL FRANCE			52,094,948
GERMANY — (5.9%)
	BASF SE	70,417	3,278,414
	Bayer AG	88,113	2,621,422
	Bayerische Motoren Werke AG	30,928	2,868,545
	Commerzbank AG	124,594	2,031,190
	Continental AG	13,917	853,165
*Ω	Covestro AG	20,608	1,213,169
	Daimler Truck Holding AG	71,849	2,774,014
#	Deutsche Bank AG (DB US)	47,848	744,515
	Deutsche Bank AG (DBK GR)	77,134	1,200,627
	Deutsche Lufthansa AG	29,747	186,418
	Deutsche Telekom AG (DTE GR)	20,854	545,488
Ω	DWS Group GmbH & Co. KGaA	1,706	64,515
	Evonik Industries AG	17,755	359,569
	Fresenius Medical Care AG (FME GR)	20,548	792,903
*	Fresenius SE & Co. KGaA	39,148	1,402,703
#Ω	Hapag-Lloyd AG	1,852	328,811
	Heidelberg Materials AG	16,883	1,758,857
	Henkel AG & Co. KGaA	5,783	448,084
	Mercedes-Benz Group AG	86,769	5,735,815
	RWE AG	30,564	1,140,676
	Talanx AG	725	55,079
	Volkswagen AG	3,115	367,536
TOTAL GERMANY			30,771,515
HONG KONG — (1.4%)
	BOC Hong Kong Holdings Ltd.	274,500	798,609
Ω	Budweiser Brewing Co. APAC Ltd.	101,400	123,125
#	Cathay Pacific Airways Ltd.	220,090	229,941
	CK Asset Holdings Ltd.	206,217	787,970
	CK Hutchison Holdings Ltd.	284,012	1,483,709
	CK Infrastructure Holdings Ltd.	24,500	163,409
Ω	ESR Group Ltd.	206,800	312,647
	Hang Lung Properties Ltd.	147,000	107,794
	Hang Seng Bank Ltd.	12,600	154,297

VA International Value Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Henderson Land Development Co. Ltd.	74,255	$208,569
	Hong Kong & China Gas Co. Ltd.	118,000	96,155
	MTR Corp. Ltd.	67,660	218,887
	Sino Land Co. Ltd.	397,571	411,231
	Sun Hung Kai Properties Ltd.	95,362	825,694
	Swire Pacific Ltd. (19 HK), Class A	45,500	392,518
	Swire Pacific Ltd. (87 HK), Class B	92,500	119,886
Ω	WH Group Ltd.	1,241,189	806,827
TOTAL HONG KONG			7,241,268
IRELAND — (0.3%)
	AIB Group PLC	53,289	305,670
	Bank of Ireland Group PLC	68,148	771,772
	Smurfit WestRock PLC	13,086	586,776
TOTAL IRELAND			1,664,218
ISRAEL — (0.6%)
	Bank Hapoalim BM	78,721	722,370
	Bank Leumi Le-Israel BM	114,309	985,057
*	Clal Insurance Enterprises Holdings Ltd.	7,265	110,675
	Delek Group Ltd.	1,690	174,912
*	Equital Ltd.	614	17,708
	Harel Insurance Investments & Financial Services Ltd.	17,029	152,963
	Israel Discount Bank Ltd., Class A	136,911	698,933
	Migdal Insurance & Financial Holdings Ltd.	44,382	52,669
	Phoenix Holdings Ltd.	5,270	50,922
*	Shikun & Binui Ltd.	10,693	24,274
TOTAL ISRAEL			2,990,483
ITALY — (2.3%)
	Banco BPM SpA	92,447	640,072
	Eni SpA (ENI IM)	121,048	1,936,743
*Ω	Nexi SpA	6,427	39,447
#	Stellantis NV	68,330	1,140,428
	Stellantis NV (STLAM IM)	145,096	2,417,888
	UniCredit SpA	141,803	5,824,508
TOTAL ITALY			11,999,086
JAPAN — (21.2%)
	Acom Co. Ltd.	43,100	124,106
	ADEKA Corp.	2,400	50,952
	AGC, Inc.	31,800	1,138,114
	Air Water, Inc.	22,400	329,080
	Aisin Corp.	17,700	597,127
	Alfresa Holdings Corp.	12,800	199,966
	Amada Co. Ltd.	38,200	448,618
	Asahi Group Holdings Ltd.	42,500	1,564,560
	Asahi Kasei Corp.	141,200	1,018,230
	Bridgestone Corp.	31,900	1,300,679
	Brother Industries Ltd.	29,100	597,026
	Canon Marketing Japan, Inc.	5,100	157,929
	Chiba Bank Ltd.	30,300	283,834
	Coca-Cola Bottlers Japan Holdings, Inc.	9,400	140,111
	COMSYS Holdings Corp.	8,300	178,684
	Concordia Financial Group Ltd.	57,500	362,394
	Cosmo Energy Holdings Co. Ltd.	8,600	461,533
	Credit Saison Co. Ltd.	16,600	384,775

VA International Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Dai Nippon Printing Co. Ltd.	9,400	$309,243
	Daicel Corp.	28,800	279,959
	Daido Steel Co. Ltd.	15,900	159,088
	Dai-ichi Life Holdings, Inc.	54,600	1,664,770
	Daiwa House Industry Co. Ltd.	56,100	1,588,661
	Daiwa Securities Group, Inc.	47,700	393,816
	Denso Corp.	29,300	480,491
	Dentsu Group, Inc.	13,900	367,561
	Dowa Holdings Co. Ltd.	4,900	179,831
	ENEOS Holdings, Inc.	384,027	2,012,125
	EXEO Group, Inc.	13,600	148,342
	Fuji Media Holdings, Inc.	1,800	22,562
	FUJIFILM Holdings Corp.	36,900	877,332
	Fukuoka Financial Group, Inc.	9,200	258,049
	Fuyo General Lease Co. Ltd.	1,800	147,120
#	Gunma Bank Ltd.	7,400	50,202
	Hachijuni Bank Ltd.	22,503	160,392
	Hakuhodo DY Holdings, Inc.	20,900	170,676
	Hankyu Hanshin Holdings, Inc.	24,600	701,935
	Haseko Corp.	28,900	360,656
*	Hino Motors Ltd.	1,800	5,815
	Hitachi Construction Machinery Co. Ltd.	10,100	251,562
	Honda Motor Co. Ltd. (7267 JP)	383,400	4,096,465
	Hulic Co. Ltd.	29,000	283,072
	Idemitsu Kosan Co. Ltd.	124,000	816,703
	Iida Group Holdings Co. Ltd.	14,400	216,456
	INFRONEER Holdings, Inc.	21,000	182,103
	Inpex Corp.	102,100	1,576,576
	Isetan Mitsukoshi Holdings Ltd.	3,300	65,654
	Isuzu Motors Ltd.	69,900	945,546
	Iwatani Corp.	4,100	260,191
	Iyogin Holdings, Inc.	9,100	91,429
	J Front Retailing Co. Ltd.	28,400	344,017
	Japan Airlines Co. Ltd.	16,400	265,727
	Japan Post Bank Co. Ltd.	28,100	292,413
	Japan Post Holdings Co. Ltd.	41,800	442,681
	Japan Post Insurance Co. Ltd.	10,000	205,875
	JFE Holdings, Inc.	63,800	934,565
	JGC Holdings Corp.	6,800	57,750
	JTEKT Corp.	24,600	176,829
	Kajima Corp.	40,900	790,332
	Kamigumi Co. Ltd.	7,300	166,482
	Kandenko Co. Ltd.	1,000	13,506
	Kawasaki Heavy Industries Ltd.	1,100	40,361
	Kawasaki Kisen Kaisha Ltd.	14,400	221,258
	Keihan Holdings Co. Ltd.	1,800	36,691
	Kinden Corp.	7,000	147,686
	Kobe Steel Ltd.	43,000	536,740
	Koito Manufacturing Co. Ltd.	21,500	317,906
	Komatsu Ltd.	31,900	906,840
	Kubota Corp. (6326 JP)	64,300	924,435
	Kuraray Co. Ltd.	49,000	599,223
	Kyocera Corp.	34,400	433,267
	Kyoto Financial Group, Inc.	10,000	186,774
	Kyushu Financial Group, Inc.	14,500	89,314
	Lion Corp.	13,400	115,960
	Lixil Corp.	34,000	393,590
	LY Corp.	129,200	323,247
	Mabuchi Motor Co. Ltd.	5,400	83,011

VA International Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Marubeni Corp.	13,200	$248,421
	Mazda Motor Corp.	69,200	596,879
	Mebuki Financial Group, Inc.	38,440	160,005
	Medipal Holdings Corp.	8,800	158,842
	MEIJI Holdings Co. Ltd.	15,500	391,443
	Mitsubishi Chemical Group Corp.	147,600	871,762
	Mitsubishi Corp.	198,700	4,103,563
	Mitsubishi Electric Corp.	50,700	844,752
	Mitsubishi Estate Co. Ltd.	63,000	1,073,767
	Mitsubishi Gas Chemical Co., Inc.	16,700	315,714
	Mitsubishi HC Capital, Inc.	93,500	672,678
	Mitsubishi Logistics Corp.	4,099	143,378
	Mitsubishi Materials Corp.	5,123	95,987
#	Mitsubishi Motors Corp.	73,100	208,385
	Mitsubishi UFJ Financial Group, Inc. (8306 JP)	507,400	5,860,648
	Mitsui Chemicals, Inc.	28,900	835,557
	Mitsui Fudosan Co. Ltd.	130,800	1,355,070
#	Mitsui OSK Lines Ltd.	26,400	838,547
	Mizuho Financial Group, Inc. (8411 JP)	95,120	2,174,457
	MS&AD Insurance Group Holdings, Inc.	35,550	838,075
	NEC Corp.	3,300	285,630
	NGK Insulators Ltd.	29,500	398,693
	NH Foods Ltd.	10,200	336,918
#	NHK Spring Co. Ltd.	7,600	83,582
	Nikon Corp.	26,100	299,775
	Nippon Electric Glass Co. Ltd.	2,400	57,269
	Nippon Express Holdings, Inc.	8,600	425,535
#	Nippon Steel Corp.	50,618	1,099,038
	Nippon Yusen KK	43,700	1,408,184
	Nissan Motor Co. Ltd.	271,500	861,775
	Nisshin Seifun Group, Inc.	17,000	210,365
	Niterra Co. Ltd.	18,500	547,937
	NOK Corp.	5,300	77,470
	Nomura Holdings, Inc. (8604 JP)	140,500	866,268
	Nomura Real Estate Holdings, Inc.	12,900	360,616
	NSK Ltd.	43,900	230,163
	Obayashi Corp.	70,100	920,366
	Oji Holdings Corp.	108,500	462,097
	Ono Pharmaceutical Co. Ltd.	1,500	22,128
	Open House Group Co. Ltd.	9,300	329,395
	ORIX Corp. (8591 JP)	77,100	1,865,021
	Otsuka Holdings Co. Ltd.	800	40,775
	Panasonic Holdings Corp.	153,200	1,254,889
	Resona Holdings, Inc.	154,400	1,107,192
	Resonac Holdings Corp.	20,400	506,444
	Ricoh Co. Ltd.	62,000	577,177
	Rinnai Corp.	6,200	152,446
	Rohm Co. Ltd.	9,200	125,435
	Sankyu, Inc.	1,000	34,158
	SBI Holdings, Inc.	25,400	660,238
	Seiko Epson Corp.	35,400	612,789
	Seino Holdings Co. Ltd.	7,900	123,641
	Sekisui Chemical Co. Ltd.	15,400	232,355
#	Sekisui House Ltd.	54,800	1,373,087
	Seven & i Holdings Co. Ltd.	85,600	1,025,039
	Shimamura Co. Ltd.	5,000	245,055
	Shimizu Corp.	58,900	370,183
	Shizuoka Financial Group, Inc.	13,000	129,848
	SoftBank Group Corp.	620	37,890

VA International Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sohgo Security Services Co. Ltd.	21,000	$134,323
	Sojitz Corp.	26,394	624,299
	Sompo Holdings, Inc.	28,291	645,089
	Stanley Electric Co. Ltd.	15,100	296,472
	Subaru Corp.	72,300	1,390,076
	SUMCO Corp.	39,700	652,683
	Sumitomo Bakelite Co. Ltd.	1,000	28,152
#	Sumitomo Chemical Co. Ltd.	192,000	492,183
	Sumitomo Corp.	69,100	1,716,965
	Sumitomo Electric Industries Ltd.	114,500	1,732,049
#	Sumitomo Forestry Co. Ltd.	23,100	985,052
	Sumitomo Heavy Industries Ltd.	12,100	324,949
	Sumitomo Metal Mining Co. Ltd.	27,300	832,488
	Sumitomo Mitsui Financial Group, Inc. (8316 JP)	59,296	4,281,937
	Sumitomo Mitsui Trust Holdings, Inc.	48,606	1,228,606
	Sumitomo Realty & Development Co. Ltd.	33,500	1,107,266
	Sumitomo Rubber Industries Ltd.	21,000	218,810
	Suzuken Co. Ltd.	5,100	185,863
	Suzuki Motor Corp.	45,200	519,447
	Taiheiyo Cement Corp.	13,900	379,651
	Taisei Corp.	10,300	437,455
	Takashimaya Co. Ltd.	17,000	314,806
	Takeda Pharmaceutical Co. Ltd. (4502 JP)	108,067	3,033,902
	THK Co. Ltd.	13,400	252,991
	Toda Corp.	9,700	70,104
	Tokyo Century Corp.	12,000	127,826
	Tokyo Tatemono Co. Ltd.	21,700	378,548
	Tokyu Fudosan Holdings Corp.	90,200	651,269
	TOPPAN Holdings, Inc.	16,700	472,379
	Toray Industries, Inc.	131,700	684,715
	Tosoh Corp.	30,100	409,460
	TOTO Ltd.	7,500	206,514
	Toyo Seikan Group Holdings Ltd.	11,800	202,610
	Toyo Tire Corp.	13,800	225,159
	Toyoda Gosei Co. Ltd.	6,400	116,856
#	Toyota Boshoku Corp.	9,400	126,671
	Toyota Industries Corp.	5,900	496,014
	Toyota Motor Corp. (7203 JP)	124,850	2,398,463
	Toyota Tsusho Corp.	52,800	1,055,631
	Yamada Holdings Co. Ltd.	53,500	162,321
	Yamaguchi Financial Group, Inc.	6,900	85,773
	Yamaha Corp.	4,500	106,961
	Yamaha Motor Co. Ltd.	108,800	1,013,143
	Yamato Holdings Co. Ltd.	26,300	319,416
	Yamato Kogyo Co. Ltd.	1,400	73,985
	Yokohama Rubber Co. Ltd.	14,800	336,394
	Zeon Corp.	13,700	120,999
TOTAL JAPAN			110,710,102
NETHERLANDS — (4.0%)
Ω	ABN AMRO Bank NV, GDR	36,511	637,367
	Aegon Ltd. (AGN NA)	109,392	707,903
	Akzo Nobel NV	16,389	1,013,368
	ArcelorMittal SA (MT NA)	15,639	356,103
	ArcelorMittal SA (MT US)	38,069	870,249
	ASR Nederland NV	15,070	757,151
	Coca-Cola Europacific Partners PLC	8,850	651,011
	HAL Trust	390	48,180
	Heineken NV	14,444	1,281,771

VA International Value Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	IMCD NV	537	$77,217
#	ING Groep NV (ING US), Sponsored ADR	18,092	328,008
	ING Groep NV (INGA NA)	181,259	3,290,022
	JDE Peet's NV	8,580	188,680
	Koninklijke Ahold Delhaize NV (AD NA)	142,897	4,603,470
	Koninklijke KPN NV	298,979	1,178,032
*	Koninklijke Philips NV (PHG US)	26,026	733,413
*	Koninklijke Philips NV (PHIA NA)	40,225	1,129,908
	NN Group NV	30,577	1,534,481
	Prosus NV (PRX NA)	16,966	591,830
	Randstad NV	13,219	643,831
	Stellantis NV (STLA US)	10,010	167,067
TOTAL NETHERLANDS			20,789,062
NEW ZEALAND — (0.2%)
	Auckland International Airport Ltd.	53,851	239,889
	Chorus Ltd. (CNU NZ)	5,309	24,978
	Fletcher Building Ltd. (FBU NZ)	98,057	182,760
	Fonterra Co.-operative Group Ltd.	4,389	10,337
	Genesis Energy Ltd.	60,144	79,363
	Infratil Ltd.	35,699	229,340
	Mercury NZ Ltd.	21,096	86,499
#	Port of Tauranga Ltd.	20,992	69,017
*	Ryman Healthcare Ltd.	19,262	52,067
	Summerset Group Holdings Ltd.	1,843	12,300
TOTAL NEW ZEALAND			986,550
NORWAY — (0.7%)
	Aker BP ASA	22,689	549,396
	Aker Solutions ASA	12,116	57,807
	Austevoll Seafood ASA	5,842	48,247
	DNB Bank ASA	51,242	1,058,662
	Golden Ocean Group Ltd.	6,786	84,340
	Hoegh Autoliners ASA	15,002	163,981
	Leroy Seafood Group ASA	12,690	55,113
	Norsk Hydro ASA	91,465	507,343
	SpareBank 1 SR-Bank ASA	10,821	138,916
	Stolt-Nielsen Ltd.	7,513	294,640
	Subsea 7 SA	23,150	445,291
	Wallenius Wilhelmsen ASA	18,082	168,131
	Yara International ASA	11,196	318,933
TOTAL NORWAY			3,890,800
PORTUGAL — (0.1%)
	EDP Renovaveis SA	13,061	203,047
	Galp Energia SGPS SA	17,816	374,606
TOTAL PORTUGAL			577,653
SINGAPORE — (1.1%)
Ω	BW LPG Ltd.	25,143	408,682
	CapitaLand Investment Ltd.	100,000	202,753
	City Developments Ltd.	59,600	237,605
	Hongkong Land Holdings Ltd.	54,500	176,014
	Jardine Cycle & Carriage Ltd.	12,600	245,346
	Keppel Ltd.	182,400	907,780
	Olam Group Ltd.	70,000	60,701
	Oversea-Chinese Banking Corp. Ltd.	62,800	699,004

VA International Value Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
*	Seatrium Ltd.	174,055	$219,177
	United Overseas Bank Ltd.	65,000	1,576,164
	UOL Group Ltd.	40,699	164,437
	Wilmar International Ltd.	293,900	700,814
TOTAL SINGAPORE			5,598,477
SPAIN — (2.8%)
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	225,959	2,368,324
	Banco Bilbao Vizcaya Argentaria SA (BBVA US), Sponsored ADR	55,650	586,551
	Banco de Sabadell SA	144,096	304,078
	Banco Santander SA (SAN SM)	1,370,586	6,611,908
	CaixaBank SA	344,469	2,009,025
	Repsol SA (REP SM)	188,959	2,695,107
TOTAL SPAIN			14,574,993
SWEDEN — (2.5%)
	Billerud Aktiebolag	22,231	223,857
	Boliden AB	31,517	963,872
	Bure Equity AB	7,766	290,948
Ω	Dometic Group AB	16,857	115,656
	Essity AB (ESSITYB SS), Class B	23,597	663,461
	Getinge AB, Class B	14,565	284,423
	Hexpol AB	1,912	21,384
	Holmen AB (HOLMB SS), Class B	5,250	206,388
	Husqvarna AB (HUSQB SS), Class B	45,158	304,958
*	Millicom International Cellular SA, SDR	21,902	545,243
	Pandox AB	8,704	161,470
	Saab AB, Class B	4,284	98,922
	Securitas AB, Class B	49,874	536,525
	Skandinaviska Enskilda Banken AB (SEBA SS), Class A	106,983	1,645,344
	Skanska AB, Class B	37,093	725,234
	SKF AB (SKFB SS), Class B	45,140	839,191
	SSAB AB (SSABA SS), Class A	26,950	139,040
	SSAB AB (SSABB SS), Class B	81,204	411,599
	Svenska Cellulosa AB SCA (SCAA SS), Class A	318	4,363
	Svenska Cellulosa AB SCA (SCAB SS), Class B	19,810	269,291
	Svenska Handelsbanken AB (SHBA SS), Class A	51,956	524,437
	Swedbank AB, Class A	35,798	761,207
	Tele2 AB, Class B	7,200	74,129
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	191,971	1,319,965
	Telia Co. AB	293,693	853,581
	Trelleborg AB, Class B	20,404	758,265
	Vitrolife AB	1,139	24,496
*	Volvo Car AB, Class B	85,329	242,107
TOTAL SWEDEN			13,009,356
SWITZERLAND — (9.6%)
	Alcon, Inc. (ALC SW)	3,741	354,234
	Alcon, Inc. (ALC US)	19,245	1,808,992
	Baloise Holding AG	3,212	574,824
	Banque Cantonale Vaudoise	1,073	113,896
	Barry Callebaut AG	151	242,961
	Cie Financiere Richemont SA, Class A	29,199	4,453,762
	DSM-Firmenich AG	8,760	1,118,379
	Holcim AG (HOLN FP)	8,340	781,409
	Holcim AG (HOLN SW)	40,627	3,796,610
	Julius Baer Group Ltd.	21,364	1,169,201
	Lonza Group AG	4,520	3,009,909

VA International Value Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Novartis AG (NOVN SW)	5,485	$612,279
#	Novartis AG (NVS US), Sponsored ADR	89,694	9,999,087
	Sandoz Group AG (SDZ SW)	1,097	47,580
	Sandoz Group AG (SDZNY US), ADR	20,486	889,613
	Schindler Holding AG	711	186,666
	SIG Group AG	15,739	330,520
	Swatch Group AG (UHR SW)	749	154,260
	Swatch Group AG (UHRN SW)	1,654	67,066
	Swiss Life Holding AG	3,067	2,348,445
	Swiss Prime Site AG	2,133	213,770
	Swiss Re AG	21,540	2,655,523
	Swisscom AG	3,536	2,164,181
*	UBS Group AG (UBS US)	46,469	1,402,437
	UBS Group AG (UBSG SW)	152,323	4,615,478
	Zurich Insurance Group AG	12,509	6,877,074
TOTAL SWITZERLAND			49,988,156
UNITED KINGDOM — (12.9%)
	3i Group PLC	8,930	359,260
	Anglo American PLC	45,629	1,383,303
	Barclays PLC (BARC LN)	187,695	561,266
	Barclays PLC (BCS US), Sponsored ADR	247,034	2,944,645
	Barratt Developments PLC	57,563	389,523
	BP PLC (BP LN)	536,234	3,169,739
	BP PLC (BP US), Sponsored ADR	52,020	1,840,984
	British American Tobacco PLC (BATS LN)	99,083	3,515,567
	British American Tobacco PLC (BTI US), Sponsored ADR	2,319	82,649
	BT Group PLC	999,637	1,812,843
	Centrica PLC	167,147	284,981
	CRH PLC (CRHCF US)	4,101	351,456
	DS Smith PLC	178,765	1,045,069
	Glencore PLC	450,571	2,500,144
	HSBC Holdings PLC (HSBA LN)	66,473	604,512
#	HSBC Holdings PLC (HSBC US), Sponsored ADR	161,756	7,303,283
	Investec PLC	33,139	262,396
	J Sainsbury PLC	235,900	836,548
	Kingfisher PLC	200,955	714,421
	Lloyds Banking Group PLC (LLOY LN)	3,261,234	2,491,419
	Lloyds Banking Group PLC (LYG US), ADR	608,371	1,843,364
	M&G PLC	125,944	343,908
	Mondi PLC	18,174	355,344
	NatWest Group PLC (NWG LN)	201,783	957,356
	NatWest Group PLC (NWG US), Sponsored ADR	131,049	1,250,214
#*	Polestar Automotive Holding U.K. PLC, ADR, Class A	6,662	4,898
	Schroders PLC	22,572	114,067
	Shell PLC (SHEL LN)	61,108	2,228,235
	Shell PLC (SHEL US), ADR	290,164	21,245,808
	Standard Chartered PLC	146,778	1,449,915
	Taylor Wimpey PLC	252,726	518,133
	Tesco PLC	375,840	1,602,759
	Vodafone Group PLC (VOD LN)	2,450,130	2,292,708
	Vodafone Group PLC (VOD US), Sponsored ADR	63,098	590,596
	Whitbread PLC	5,828	218,375
TOTAL UNITED KINGDOM			67,469,688
UNITED STATES — (0.0%)
	Newmont Corp., CDI	2,299	110,977
TOTAL COMMON STOCKS			501,870,581

VA International Value Portfolio
CONTINUED
	Shares	Value»
PREFERRED STOCKS — (0.7%)
GERMANY — (0.7%)
Bayerische Motoren Werke AG, 7.558%	5,480	$469,809
Henkel AG & Co. KGaA, 2.341%	9,562	817,950
Porsche Automobil Holding SE, 6.209%	7,818	349,461
Volkswagen AG, 8.809%	18,370	2,050,147
TOTAL GERMANY		3,687,367
TOTAL INVESTMENT SECURITIES (Cost $428,113,804)		505,557,948

			Value†
SECURITIES LENDING COLLATERAL — (3.1%)
@§	The DFA Short Term Investment Fund	1,383,751	16,005,842
TOTAL INVESTMENTS — (100.0%)
(Cost $444,119,937)^^			$521,563,790
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	—	$31,741,145	—	$31,741,145
Austria	—	641,925	—	641,925
Belgium	—	3,595,588	—	3,595,588
Canada	$51,784,888	—	—	51,784,888
Denmark	39,779	16,393,591	—	16,433,370
Finland	133,472	3,072,861	—	3,206,333
France	487,406	51,607,542	—	52,094,948
Germany	744,515	30,027,000	—	30,771,515
Hong Kong	—	7,241,268	—	7,241,268
Ireland	586,776	1,077,442	—	1,664,218
Israel	—	2,990,483	—	2,990,483
Italy	1,140,428	10,858,658	—	11,999,086
Japan	—	110,710,102	—	110,710,102
Netherlands	2,098,737	18,690,325	—	20,789,062
New Zealand	—	986,550	—	986,550
Norway	—	3,890,800	—	3,890,800
Portugal	—	577,653	—	577,653
Singapore	—	5,598,477	—	5,598,477
Spain	586,551	13,988,442	—	14,574,993
Sweden	—	13,009,356	—	13,009,356
Switzerland	14,100,129	35,888,027	—	49,988,156
United Kingdom	37,457,897	30,011,791	—	67,469,688
United States	—	110,977	—	110,977
Preferred Stocks
Germany	—	3,687,367	—	3,687,367
Securities Lending Collateral	—	16,005,842	—	16,005,842
Total Investments in Securities	$109,160,578	$412,403,212	—	$521,563,790

VA International Small Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)
		Shares	Value»
COMMON STOCKS — (96.3%)
AUSTRALIA — (6.4%)
	Accent Group Ltd.	66,933	$96,095
	Acrow Ltd.	23,290	17,280
#	Adairs Ltd.	21,299	30,599
*	Ainsworth Game Technology Ltd.	11,272	6,871
#*	Alcidion Group Ltd.	58,601	2,875
#*	Alkane Resources Ltd.	69,913	19,977
*	Alliance Aviation Services Ltd.	13,267	27,568
#*	AMA Group Ltd.	406,392	13,348
	Amotiv Ltd.	18,541	131,673
	AMP Ltd.	379,646	294,925
	Ansell Ltd.	18,507	331,347
#*	Appen Ltd.	14,166	7,019
	Arafura Rare Earths Ltd.	13,757	1,529
#*	Arafura Rare Earths Ltd. (ARU AU)	375,015	42,012
	ARB Corp. Ltd.	10,317	285,074
#*	Archer Materials Ltd.	10,038	1,911
#	ARN Media Ltd.	38,557	17,221
#*	Aroa Biosurgery Ltd.	37,311	15,374
#*	Articore Group Ltd.	21,367	5,548
	AUB Group Ltd.	15,261	322,475
*	Audinate Group Ltd.	11,312	110,514
*	Aurelia Metals Ltd.	197,432	21,981
#*	Aussie Broadband Ltd.	22,961	48,038
	Austal Ltd.	45,982	78,944
*	Australian Agricultural Co. Ltd.	38,789	35,479
	Australian Clinical Labs Ltd.	12,753	21,192
	Australian Ethical Investment Ltd.	14,137	36,930
	Australian Finance Group Ltd.	24,189	23,234
#*	Australian Strategic Materials Ltd.	14,203	5,868
*	Australian Vintage Ltd.	35,719	3,500
	Auswide Bank Ltd.	5,070	14,777
	Autosports Group Ltd.	5,949	8,204
*	AVJennings Ltd.	41,296	8,658
#††	AVZ Minerals Ltd.	217,167	22,770
#	Baby Bunting Group Ltd.	18,263	15,842
	Bank of Queensland Ltd.	83,030	343,112
	Bapcor Ltd.	44,195	148,603
	Base Resources Ltd.	50,358	8,556
	Beach Energy Ltd.	195,279	189,749
	Beacon Lighting Group Ltd.	8,088	12,765
	Bega Cheese Ltd.	42,996	125,660
	Bell Financial Group Ltd.	16,281	15,565
*	Bellevue Gold Ltd.	151,707	136,966
#*	Betmakers Technology Group Ltd.	25,815	1,376
#*	Bigtincan Holdings Ltd.	46,489	3,350
#*	Boss Energy Ltd.	79,816	191,636
*	Bravura Solutions Ltd.	75,448	56,558
#	Breville Group Ltd.	14,849	285,328
	Brickworks Ltd.	8,205	154,924
#*	Bubs Australia Ltd.	77,196	6,577
*††	BWX Ltd.	22,565	0
#*	Calidus Resources Ltd.	51,837	3,898
	Capitol Health Ltd.	65,386	12,828
	Capral Ltd.	1,923	11,342
*	Capricorn Metals Ltd.	32,506	115,044

VA International Small Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	Carnarvon Energy Ltd.	150,007	$15,811
	Cedar Woods Properties Ltd.	9,351	30,324
#*	Cettire Ltd.	47,366	41,267
	Challenger Ltd.	60,939	280,864
	Champion Iron Ltd.	41,907	172,207
#*	Chrysos Corp. Ltd.	2,481	8,217
#*	City Chic Collective Ltd.	41,479	2,857
	ClearView Wealth Ltd.	24,888	9,518
	Clinuvel Pharmaceuticals Ltd.	6,591	64,535
#	Clover Corp. Ltd.	25,399	8,117
*	Coast Entertainment Holdings Ltd.	72,872	24,091
	Codan Ltd.	16,966	145,789
#*	Cogstate Ltd.	9,666	7,341
	Collins Foods Ltd.	16,649	100,052
*	Comet Ridge Ltd.	107,622	13,385
*	Cooper Energy Ltd.	400,748	60,106
#*	Core Lithium Ltd.	93,872	5,868
Ω	Coronado Global Resources, Inc., CDI	55,811	52,690
#	Corporate Travel Management Ltd.	16,158	142,808
	Credit Corp. Group Ltd.	8,852	101,545
	Data#3 Ltd.	20,674	119,642
*	De Grey Mining Ltd.	246,170	197,386
#*	Deep Yellow Ltd.	148,759	126,099
	Deterra Royalties Ltd.	24,579	64,261
	Dicker Data Ltd.	12,074	80,882
	Domain Holdings Australia Ltd.	36,306	76,643
#	Domino's Pizza Enterprises Ltd.	7,050	151,633
	Downer EDI Ltd.	165,400	539,869
*	DUG Technology Ltd.	7,681	13,995
	Eagers Automotive Ltd.	19,140	133,439
#*	Ecograf Ltd.	45,072	2,938
	Elanor Investor Group	2,855	1,642
	Elders Ltd.	17,366	108,238
#*	Electro Optic Systems Holdings Ltd.	5,176	6,261
#*	Elixir Energy Ltd.	28,233	1,836
#	Emeco Holdings Ltd.	55,197	30,520
*	Emerald Resources NL	86,706	211,128
#*	EML Payments Ltd.	51,536	31,466
	Enero Group Ltd.	7,597	6,235
#*	EnviroSuite Ltd.	65,036	1,942
	EQT Holdings Ltd.	3,512	81,529
	Euroz Hartleys Group Ltd.	14,654	8,331
	EVT Ltd.	12,918	97,998
*	Experience Co. Ltd.	24,597	2,493
*	FleetPartners Group Ltd.	44,716	100,081
	Fleetwood Ltd.	9,756	11,239
#	Flight Centre Travel Group Ltd.	20,416	297,255
#*	Frontier Digital Ventures Ltd.	17,664	4,775
	G8 Education Ltd.	111,168	94,812
#*	Galan Lithium Ltd.	31,104	2,763
#*	Genetic Signatures Ltd.	13,548	7,079
	Gold Road Resources Ltd.	138,283	154,619
	GR Engineering Services Ltd.	12,539	16,196
	GrainCorp Ltd., Class A	29,924	176,803
	Grange Resources Ltd.	55,500	11,615
	GWA Group Ltd.	32,736	56,959
	Hansen Technologies Ltd.	27,695	81,533
#	Harvey Norman Holdings Ltd.	40,330	126,661
*	Healius Ltd.	92,037	91,056

VA International Small Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Helia Group Ltd.	41,663	$108,881
#	Helloworld Travel Ltd.	7,031	11,065
#*	Highfield Resources Ltd.	24,514	5,116
	HUB24 Ltd.	11,398	371,230
#	Humm Group Ltd.	51,452	15,014
#	IDP Education Ltd.	13,000	127,669
	Iluka Resources Ltd.	34,902	138,853
	Imdex Ltd.	74,126	111,370
#*	Immutep Ltd. (IMM AU)	122,328	27,704
#*	ImpediMed Ltd.	121,421	4,949
	Incitec Pivot Ltd.	27,344	52,790
	Infomedia Ltd.	62,093	68,345
	Inghams Group Ltd.	50,749	125,111
	Insignia Financial Ltd.	101,384	183,686
#	Integral Diagnostics Ltd.	26,880	43,543
#*	ioneer Ltd.	191,542	17,047
	IPH Ltd.	28,727	115,300
*	IRESS Ltd.	10,856	75,812
	IVE Group Ltd.	19,754	29,002
	Johns Lyng Group Ltd.	27,757	108,441
	Jumbo Interactive Ltd.	3,461	37,034
	Jupiter Mines Ltd.	181,844	29,256
*	Karoon Energy Ltd.	112,273	136,149
	Kelsian Group Ltd.	20,034	68,907
#	Kogan.com Ltd.	7,815	23,123
#*	Lark Distilling Co. Ltd.	2,994	1,854
	Lendlease Corp. Ltd.	69,887	288,483
#	Lifestyle Communities Ltd.	14,651	86,603
	Lindsay Australia Ltd.	20,787	12,526
	Lovisa Holdings Ltd.	6,999	160,510
	Lycopodium Ltd.	4,742	44,038
#*	Lynas Rare Earths Ltd.	10,871	44,445
#	MA Financial Group Ltd.	10,549	31,149
#	Maas Group Holdings Ltd.	4,565	13,155
	Macmahon Holdings Ltd.	161,782	29,531
*	Macquarie Technology Group Ltd.	1,297	79,806
#	Mader Group Ltd.	4,057	16,623
	Magellan Financial Group Ltd.	23,352	156,781
*	Mayne Pharma Group Ltd.	14,501	41,247
	McMillan Shakespeare Ltd.	9,141	107,267
#	McPherson's Ltd.	7,753	2,226
*	Megaport Ltd.	19,278	139,562
#*	Melbana Energy Ltd.	328,430	5,163
#*	Mesoblast Ltd. (MSB AU)	83,357	55,996
*	Metals X Ltd.	120,257	34,948
	Metcash Ltd.	118,695	284,331
	Michael Hill International Ltd. (MHJ AU)	13,468	5,022
	Monadelphous Group Ltd.	13,437	114,260
	Monash IVF Group Ltd.	45,202	40,005
*	Mount Gibson Iron Ltd.	74,201	17,273
	Myer Holdings Ltd.	91,183	49,762
	MyState Ltd.	14,796	38,377
#*	Nanosonics Ltd.	29,690	61,417
	Navigator Global Investments Ltd.	24,473	30,186
#*	Neometals Ltd.	38,972	1,891
	Netwealth Group Ltd.	13,325	207,107
	New Hope Corp. Ltd.	67,414	214,996
	nib holdings Ltd.	61,897	304,765
	Nick Scali Ltd.	8,901	91,724

VA International Small Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Nickel Industries Ltd.	156,678	$87,817
	Nine Entertainment Co. Holdings Ltd.	175,251	166,899
#*	Novonix Ltd.	26,095	12,813
	NRW Holdings Ltd.	72,942	159,753
	Nufarm Ltd.	50,398	153,650
*	Nuix Ltd.	30,545	69,242
	Objective Corp. Ltd.	2,833	22,983
*	OFX Group Ltd.	52,215	78,762
*	OM Holdings Ltd.	27,595	7,769
*	Omni Bridgeway Ltd.	38,201	25,257
	oOh!media Ltd.	67,577	64,189
	Orora Ltd.	162,854	217,906
	Pacific Current Group Ltd.	4,674	33,029
#*	Paladin Energy Ltd.	13,634	102,278
#*††	Panoramic Resources Ltd.	303,459	2,580
#*	Pantoro Ltd.	297,765	16,733
	Peet Ltd.	49,105	41,900
#	PeopleIN Ltd.	8,094	4,801
	Perenti Ltd.	100,608	69,264
	Perpetual Ltd.	13,339	193,763
	Perseus Mining Ltd.	175,799	292,914
*	PEXA Group Ltd.	18,151	164,709
	Pinnacle Investment Management Group Ltd.	1,401	15,125
	Platinum Asset Management Ltd.	75,324	52,729
#	PointsBet Holdings Ltd.	30,555	10,115
*	PPK Mining Equipment Group Pty. Ltd.	3,365	0
*	Praemium Ltd.	49,756	15,633
	Premier Investments Ltd.	8,535	185,575
#	Propel Funeral Partners Ltd.	12,550	49,292
	PSC Insurance Group Ltd.	15,632	62,199
	PWR Holdings Ltd.	10,527	81,850
	Ramelius Resources Ltd.	145,311	185,442
*	ReadyTech Holdings Ltd.	3,553	7,781
*	Red 5 Ltd.	1,010,726	259,237
	Regal Partners Ltd.	4,358	10,527
	Regis Healthcare Ltd.	25,606	70,190
*	Regis Resources Ltd.	94,993	104,812
	Reject Shop Ltd.	1,897	4,076
	Reliance Worldwide Corp. Ltd.	98,851	333,209
*	Resolute Mining Ltd.	251,256	107,932
#*	Retail Food Group Ltd.	474,627	23,139
*	Rex Minerals Ltd.	95,821	27,887
#	Ridley Corp. Ltd.	33,998	49,348
*	RPMGlobal Holdings Ltd.	21,479	38,717
*	Sandfire Resources Ltd.	59,517	339,939
#*	Select Harvests Ltd.	21,221	59,779
	Servcorp Ltd.	6,297	18,003
	Service Stream Ltd.	91,018	83,491
#*	Seven West Media Ltd.	118,278	13,970
	SG Fleet Group Ltd.	16,719	34,780
	Sigma Healthcare Ltd.	250,242	213,211
#*	Silver Mines Ltd.	93,408	9,545
	Sims Ltd. (SGM AU)	22,887	152,804
	SmartGroup Corp. Ltd.	17,827	100,887
#	Solvar Ltd.	30,308	21,969
	Southern Cross Electrical Engineering Ltd.	24,152	28,069
#	Southern Cross Media Group Ltd.	48,316	21,028
*	Spartan Resources Ltd.	59,630	49,749
*††	SpeedCast International Ltd.	29,981	0

VA International Small Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	SRG Global Ltd.	22,165	$13,682
#*	St Barbara Ltd.	132,585	19,761
	Stanmore Resources Ltd.	5,938	14,459
*	Star Entertainment Group Ltd.	314,195	120,085
*††	Strandline Resources Ltd.	109,918	1,294
*	Strickland Metals Ltd.	41,036	2,591
#*	Strike Energy Ltd.	242,526	31,707
#††	Sunland Group Ltd.	14,139	509
	Super Retail Group Ltd.	22,153	232,068
*	Superloop Ltd.	73,495	73,262
#*	Syrah Resources Ltd.	102,777	17,528
	Tabcorp Holdings Ltd.	304,304	128,757
	Technology One Ltd.	13,812	186,579
*	Telix Pharmaceuticals Ltd.	3,278	41,152
*	Temple & Webster Group Ltd.	16,120	103,205
*††	Ten Sixty Four Ltd.	15,386	1,107
#	Terracom Ltd.	76,351	9,780
#*	Tuas Ltd.	35,380	104,161
#*	Tyro Payments Ltd.	66,050	42,035
	Ventia Services Group Pty. Ltd.	81,333	234,162
Ω	Viva Energy Group Ltd.	96,522	205,896
#*	Vulcan Energy Resources Ltd.	8,704	26,094
*	Wagners Holding Co. Ltd.	8,025	4,946
*	Webjet Ltd.	52,612	307,778
*	West African Resources Ltd.	163,587	160,805
#	Westgold Resources Ltd.	73,936	127,026
#*	Zip Co. Ltd.	154,576	195,313
TOTAL AUSTRALIA			20,652,951
AUSTRIA — (1.3%)
	Addiko Bank AG	2,352	53,407
	Agrana Beteiligungs AG	2,144	29,180
	ANDRITZ AG	8,743	560,079
#*	AT&S Austria Technologie & Systemtechnik AG	3,173	67,722
Ω	BAWAG Group AG	11,193	817,424
	CA Immobilien Anlagen AG	4,798	157,119
	DO & Co. AG	904	152,329
*	Eurotelesites AG	4,310	18,132
	EVN AG	5,162	168,723
*	FACC AG	2,374	18,757
*	Immofinanz AG (IIA AV)	15,609	159,532
*	Kapsch TrafficCom AG	757	7,239
*	Lenzing AG	1,793	62,444
	Mayr Melnhof Karton AG	767	87,608
	Oesterreichische Post AG	3,173	104,695
	Palfinger AG	2,888	70,680
	POLYTEC Holding AG	1,603	5,772
	Porr AG	2,323	35,353
	Raiffeisen Bank International AG	6,631	129,273
*	Rosenbauer International AG	346	13,429
	Schoeller-Bleckmann Oilfield Equipment AG	1,398	55,563
	Semperit AG Holding	1,873	21,739
	Telekom Austria AG	19,108	176,994
*	UBM Development AG	812	18,709
	UNIQA Insurance Group AG	16,266	139,260
	Vienna Insurance Group AG Wiener Versicherung Gruppe	3,745	120,622
	voestalpine AG	14,571	373,700
	Wienerberger AG	13,034	462,272

VA International Small Portfolio
CONTINUED
		Shares	Value»
AUSTRIA — (Continued)
	Zumtobel Group AG	3,981	$24,468
TOTAL AUSTRIA			4,112,224
BELGIUM — (1.5%)
	Ackermans & van Haaren NV	2,922	560,613
	Ageas SA	7,293	348,177
*	AGFA-Gevaert NV	20,629	26,310
*	Atenor	3,090	19,038
	Azelis Group NV	6,283	119,024
	Barco NV	8,285	107,018
	Bekaert SA	4,681	191,671
#*††Ω	Biocartis Group NV	5,650	0
#	bpost SA	9,253	26,430
	Cie d'Entreprises CFE	891	6,990
	Colruyt Group NV	7,323	351,263
	Deceuninck NV	10,393	27,749
	Deme Group NV	809	145,709
	Econocom Group SA	14,168	30,369
	Elia Group SA	3,370	350,009
#	Euronav NV	4,581	84,153
	EVS Broadcast Equipment SA	1,783	56,301
	Fagron	8,950	184,163
*	Galapagos NV (GLPG BB)	4,331	115,784
	Gimv NV	2,517	109,840
	Greenyard NV	2,745	18,676
*	Hyloris Pharmaceuticals SA	768	9,725
#	Immobel SA	570	15,209
#	Ion Beam Applications	3,161	43,845
	Jensen-Group NV	507	22,442
	Kinepolis Group NV	1,476	59,779
	Lotus Bakeries NV	39	423,788
	Melexis NV	2,453	213,846
#*	Ontex Group NV	11,107	104,383
*	Orange Belgium SA	2,344	37,540
	Proximus SADP	13,464	97,373
#	Recticel SA	4,388	58,697
	Sipef NV	638	36,195
	Solvay SA	10,790	379,857
#	Tessenderlo Group SA	2,766	73,822
	Umicore SA	13,240	181,839
*	Unifiedpost Group SA	1,279	4,109
	Van de Velde NV	1,093	35,826
	VGP NV	1,009	109,322
	Viohalco SA	9,200	58,908
TOTAL BELGIUM			4,845,792
CANADA — (10.7%)
*	5N Plus, Inc.	13,400	58,622
	Acadian Timber Corp.	1,400	18,384
	ADENTRA, Inc.	2,043	64,620
	ADF Group, Inc.	3,600	36,583
*	Advantage Energy Ltd.	19,181	133,787
	Aecon Group, Inc.	8,191	99,848
	Africa Oil Corp.	44,613	76,259
	Ag Growth International, Inc.	2,667	110,049
	AGF Management Ltd., Class B	7,345	43,730
*	Aimia, Inc.	12,133	23,727
*	Air Canada	10,722	123,556

VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	AirBoss of America Corp.	2,200	$7,649
	Alamos Gold, Inc. (AGI CN), Class A	27,945	476,249
	Alaris Equity Partners Income	2,438	28,695
	Algoma Central Corp.	1,600	17,047
	Algonquin Power & Utilities Corp. (AQN CN)	16,126	100,682
	Algonquin Power & Utilities Corp. (AQN US)	31,165	194,470
	Altius Minerals Corp.	6,300	100,524
*	Altius Renewable Royalties Corp.	2,800	19,063
	Altus Group Ltd.	6,200	259,379
	Amerigo Resources Ltd.	14,600	17,025
	Andlauer Healthcare Group, Inc.	1,777	52,693
	Andrew Peller Ltd., Class A	4,300	13,050
*	Aritzia, Inc.	10,871	356,842
*	Ascot Resources Ltd.	51,004	16,439
	Atco Ltd., Class I	10,207	316,638
*	Athabasca Oil Corp.	76,206	312,408
*	ATS Corp. (ATS CN)	10,714	321,967
#	Aura Minerals, Inc.	2,400	24,510
#*	Aurora Cannabis, Inc. (ACB US)	651	4,003
*	AutoCanada, Inc.	2,934	40,844
	B2Gold Corp. (BTG US)	116,197	348,591
	B2Gold Corp. (BTO CN)	44,331	132,931
	Badger Infrastructure Solution	5,109	144,317
#*	Ballard Power Systems, Inc. (BLDP US)	24,100	54,948
#*	Bausch Health Cos., Inc. (BHC US)	36,335	219,100
	Baytex Energy Corp.	36,120	134,209
#	Birchcliff Energy Ltd.	32,513	141,059
	Bird Construction, Inc.	10,860	203,647
*	Bitfarms Ltd.	5,093	13,317
	Black Diamond Group Ltd.	6,496	43,286
*	BlackBerry Ltd.	31,781	76,910
	BMTC Group, Inc.	850	8,059
*	Bombardier, Inc. (BBD/B CN), Class B	6,406	432,335
*	Bonterra Energy Corp.	3,035	10,508
	Boralex, Inc., Class A	12,043	298,840
	Boyd Group Services, Inc.	2,353	394,504
*	Bragg Gaming Group, Inc.	2,243	12,830
	Bridgemarq Real Estate Services	700	6,622
	Brookfield Infrastructure Corp. (BIPC US), Class A	1,607	62,512
	Brookfield Reinsurance Ltd. (BNRE CN)	643	31,306
	Brookfield Reinsurance Ltd. (BNRE US)	415	20,293
	BRP, Inc. (DOOO US)	724	52,432
*	Calfrac Well Services Ltd.	3,300	10,326
	Calian Group Ltd.	1,900	77,340
*	Calibre Mining Corp.	24,681	38,255
	Canaccord Genuity Group, Inc.	12,896	87,801
	Canacol Energy Ltd.	3,610	11,531
#*	Canada Goose Holdings, Inc. (GOOS CN)	1,900	21,922
#*	Canada Goose Holdings, Inc. (GOOS US)	5,272	60,892
	Canadian Western Bank	12,218	422,207
*	Canfor Corp.	15,300	175,535
*	Canfor Pulp Products, Inc.	3,143	2,163
#	Capital Power Corp.	17,199	531,548
*	Capstone Copper Corp.	70,612	474,617
#	Cardinal Energy Ltd.	14,331	71,311
*	CareRx Corp.	3,200	5,354
	Cascades, Inc.	18,429	129,877
*	Celestica, Inc. (CLS CN)	14,897	781,293
*	Celestica, Inc. (CLS US)	4,734	248,251

VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Centerra Gold, Inc.	26,068	$174,840
	CES Energy Solutions Corp.	36,901	220,767
	CI Financial Corp.	22,591	273,092
*	Cineplex, Inc.	5,627	37,496
*	Cipher Pharmaceuticals, Inc.	900	8,292
#	Cogeco Communications, Inc.	2,100	96,281
	Cogeco, Inc.	800	31,701
	Colliers International Group, Inc. (CIGI US)	2,023	272,437
	Computer Modelling Group Ltd.	13,544	135,965
	Converge Technology Solutions Corp.	13,535	41,272
	Corby Spirit & Wine Ltd.	1,800	17,548
#	Corus Entertainment, Inc., Class B	27,296	2,076
*	Crew Energy, Inc.	14,427	42,843
#*	Cronos Group, Inc. (CRON US)	25,818	63,254
	Definity Financial Corp.	7,634	265,516
#*	Denison Mines Corp. (DML CN)	73,717	145,229
*	Denison Mines Corp. (DNN US)	14,027	27,633
*	dentalcorp Holdings Ltd.	3,911	22,520
	Dexterra Group, Inc.	6,209	26,670
	Doman Building Materials Group Ltd.	7,152	36,986
*	Dorel Industries, Inc., Class B	3,700	18,491
	DREAM Unlimited Corp., Class A	3,325	51,561
	Dundee Precious Metals, Inc.	26,117	220,755
	Dye & Durham Ltd.	4,280	41,044
	Dynacor Group, Inc.	4,900	18,704
	E-L Financial Corp. Ltd.	204	190,077
*	Eldorado Gold Corp. (EGO US)	2,500	42,400
*	Eldorado Gold Corp. (ELD CN)	27,134	460,075
	Endeavour Mining PLC	16,050	353,166
	Endeavour Silver Corp. (EDR CN)	16,100	72,532
#*	Endeavour Silver Corp. (EXK US)	9,098	41,032
	Enerflex Ltd. (EFX CN)	14,336	80,265
#*	Energy Fuels, Inc.	5,331	30,540
	Enghouse Systems Ltd.	5,890	131,097
*	Ensign Energy Services, Inc.	15,950	29,690
	EQB, Inc.	4,386	306,145
#*	Equinox Gold Corp. (EQX CN)	9,887	55,499
	Equinox Gold Corp. (EQX US)	37,806	212,470
#*	ERO Copper Corp. (ERO CN)	8,789	171,878
	ERO Copper Corp. (ERO US)	2,000	39,000
	Evertz Technologies Ltd.	5,502	51,408
	Exchange Income Corp.	3,043	107,094
	Exco Technologies Ltd.	4,600	26,554
#	Extendicare, Inc.	10,110	57,922
	Fiera Capital Corp.	11,800	69,827
	Finning International, Inc.	19,206	550,452
*	Firan Technology Group Corp.	3,100	14,280
	Firm Capital Mortgage Investment Corp.	4,900	41,808
	First Majestic Silver Corp. (AG US)	18,494	114,293
#	First Majestic Silver Corp. (FR CN)	14,299	88,446
#*	First Mining Gold Corp.	27,500	2,689
	First National Financial Corp.	2,280	61,118
*	Fission Uranium Corp.	82,500	69,315
*	Florida Canyon Gold, Inc.	4,555	1,782
	Foraco International SA	7,800	15,593
*	Forsys Metals Corp.	15,000	6,084
#*	Fortuna Mining Corp. (FSM US)	19,034	91,934
	Fortuna Mining Corp. (FVI CN)	30,193	145,425
*	Freegold Ventures Ltd.	22,000	10,198

VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Freehold Royalties Ltd.	15,595	$159,943
	Frontera Energy Corp.	6,849	38,545
*	Galiano Gold, Inc.	12,801	23,550
	Gamehost, Inc.	2,000	15,283
*	GDI Integrated Facility Services, Inc.	1,900	47,670
#	Gear Energy Ltd.	23,288	12,313
	Gibson Energy, Inc.	20,295	331,623
	goeasy Ltd.	1,736	255,487
*	GoGold Resources, Inc.	26,229	29,256
*	GoldMoney, Inc.	1,360	7,398
*	Gran Tierra Energy, Inc. (GTE CN)	5,292	49,065
	Guardian Capital Group Ltd., Class A	2,850	91,219
*	Haivision Systems, Inc.	3,200	9,503
	Hammond Power Solutions, Inc.	1,609	139,078
	Headwater Exploration, Inc.	31,363	166,055
*	Heroux-Devtek, Inc.	4,414	99,716
	High Liner Foods, Inc.	2,300	22,006
#*	HLS Therapeutics, Inc.	2,903	6,876
	Hudbay Minerals, Inc. (HBM CN)	40,440	337,424
	Hudbay Minerals, Inc. (HBM US)	5,115	42,659
*	IAMGOLD Corp. (IAG US)	13,349	54,998
*	IAMGOLD Corp. (IMG CN)	56,196	231,598
*	Imperial Metals Corp.	9,700	14,613
	Information Services Corp.	2,000	36,997
	Innergex Renewable Energy, Inc.	17,169	118,012
#	InPlay Oil Corp.	7,900	13,160
*	Interfor Corp.	7,278	95,571
Ω	Jamieson Wellness, Inc.	5,148	121,816
#*	Journey Energy, Inc.	2,400	5,389
*	K92 Mining, Inc.	26,045	149,028
*	Karora Resources, Inc.	15,448	71,273
	K-Bro Linen, Inc.	1,500	39,188
*	Kelt Exploration Ltd.	19,288	84,520
*	Kinaxis, Inc.	286	35,186
*	Knight Therapeutics, Inc.	9,116	37,767
#	KP Tissue, Inc.	700	4,274
	Labrador Iron Ore Royalty Corp.	7,500	166,661
#*	Largo, Inc. (LGO CN)	1,753	3,619
	Lassonde Industries, Inc., Class A	500	54,322
#	Laurentian Bank of Canada	6,900	133,637
	Leon's Furniture Ltd.	3,400	67,475
	Lightspeed Commerce, Inc. (LSPD CN)	1,400	18,749
#*	Lightspeed Commerce, Inc. (LSPD US)	16,087	215,405
	Linamar Corp.	5,605	279,590
#*	Lucara Diamond Corp.	52,607	12,002
	Lundin Gold, Inc.	10,991	190,262
#*	MAG Silver Corp.	4,385	60,074
	Magellan Aerospace Corp.	2,400	16,549
	Mainstreet Equity Corp.	600	84,721
*	Major Drilling Group International, Inc.	11,973	81,777
*	Mandalay Resources Corp.	5,300	9,597
	Maple Leaf Foods, Inc.	11,002	200,891
*	Marimaca Copper Corp.	700	2,048
	Martinrea International, Inc.	8,810	72,616
*	Mattr Corp.	12,242	155,613
*	MDA Space Ltd.	20,089	192,211
	Medical Facilities Corp.	5,100	51,604
*	MEG Energy Corp.	5,209	107,942
	Melcor Developments Ltd.	2,200	19,360

VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Methanex Corp. (MEOH US)	7,987	$388,088
	Morguard Corp.	700	56,602
	MTY Food Group, Inc.	3,000	98,997
#	Mullen Group Ltd.	10,788	116,815
	Neo Performance Materials, Inc.	3,936	22,664
*	New Gold, Inc. (NGD CN)	90,970	210,187
*	New Pacific Metals Corp.	4,600	6,946
*	NFI Group, Inc.	8,237	102,317
#	North American Construction Group Ltd. (NOA CN)	3,900	78,020
	North West Co., Inc.	6,881	222,829
	Northland Power, Inc.	15,942	266,614
	Nuvei Corp.	5,917	195,853
*	NuVista Energy Ltd.	20,260	196,195
#*	Obsidian Energy Ltd. (OBE US)	10,119	75,690
	OceanaGold Corp.	107,853	265,600
	Onex Corp.	6,643	455,216
#*	Organigram Holdings, Inc. (OGI US)	5,700	9,576
*	Orla Mining Ltd. (OLA CN)	9,460	35,218
*	Orla Mining Ltd. (ORLA US)	15,232	56,968
	Osisko Gold Royalties Ltd. (OR CN)	13,000	227,958
	Osisko Gold Royalties Ltd. (OR US)	11,765	206,358
*	Osisko Mining, Inc.	32,517	77,015
	Paramount Resources Ltd., Class A	10,792	234,116
	Parex Resources, Inc.	13,769	206,537
	Park Lawn Corp.	5,954	114,151
	Parkland Corp.	12,876	361,198
	Pason Systems, Inc.	13,302	157,622
#*	Perpetua Resources Corp.	3,100	21,049
#	Peyto Exploration & Development Corp.	23,340	249,519
	PHX Energy Services Corp.	5,500	42,107
*	Pieridae Energy Ltd.	9,300	2,358
#	Pine Cliff Energy Ltd.	23,500	15,489
	Pizza Pizza Royalty Corp.	4,000	38,475
	Polaris Renewable Energy, Inc.	3,600	33,584
	Pollard Banknote Ltd.	1,800	36,778
#	PrairieSky Royalty Ltd.	29,509	593,108
*	Precision Drilling Corp. (PD CN)	1,930	148,446
*	Precision Drilling Corp. (PDS US)	133	10,221
	Premium Brands Holdings Corp.	6,089	411,828
	Primo Water Corp. (PRMW CN)	18,495	405,761
	Primo Water Corp. (PRMW US)	3,845	84,321
	Propel Holdings, Inc.	1,946	40,692
	Pulse Seismic, Inc.	6,700	11,986
*	Quarterhill, Inc.	23,309	28,869
	Quebecor, Inc., Class B	7,761	171,449
*	Real Matters, Inc.	9,299	51,322
*	RF Capital Group, Inc.	155	859
	Richelieu Hardware Ltd.	6,969	205,842
	Rogers Sugar, Inc.	12,650	52,592
	Russel Metals, Inc.	8,650	251,484
	Sandstorm Gold Ltd. (SAND US)	24,707	142,065
	Sandstorm Gold Ltd. (SSL CN)	4,373	25,117
*	Sangoma Technologies Corp.	3,500	18,379
*	Saturn Oil & Gas, Inc.	2,049	3,933
#	Savaria Corp.	8,482	119,675
*	Seabridge Gold, Inc. (SA US)	4,869	80,825
*	Seabridge Gold, Inc. (SEA CN)	3,058	50,743
	Secure Energy Services, Inc.	43,669	385,561
	Sienna Senior Living, Inc.	9,677	108,780

VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Sierra Metals, Inc.	5,800	$3,109
*	SilverCrest Metals, Inc. (SIL CN)	7,700	75,346
*	SilverCrest Metals, Inc. (SILV US)	5,461	53,299
Ω	Sleep Country Canada Holdings, Inc.	4,801	121,777
	Softchoice Corp.	2,854	36,919
*	Spartan Delta Corp.	12,672	37,264
Ω	Spin Master Corp.	3,700	84,712
	Sprott, Inc. (SII CN)	2,798	124,709
	Sprott, Inc. (SII US)	300	13,374
	SSR Mining, Inc. (SSRM CN)	16,462	91,330
	SSR Mining, Inc. (SSRM US)	1,383	7,703
	Stelco Holdings, Inc.	5,317	255,905
	Stella-Jones, Inc.	9,209	619,581
#*Ω	STEP Energy Services Ltd.	6,600	21,512
	StorageVault Canada, Inc.	20,566	69,862
*	Strathcona Resources Ltd.	924	21,686
#*	SunOpta, Inc. (SOY CN)	1,950	10,324
	Superior Plus Corp.	24,964	144,289
	Supremex, Inc.	5,800	17,560
	Surge Energy, Inc.	12,731	64,916
	Sylogist Ltd.	3,100	24,227
#	Tamarack Valley Energy Ltd.	60,509	179,688
#*	Taseko Mines Ltd. (TKO CN)	35,100	76,777
	TECSYS, Inc.	300	8,696
	TELUS Corp.	3,749	60,526
	TerraVest Industries, Inc.	800	47,444
	Tidewater Midstream & Infrastructure Ltd.	35,300	14,829
#*	Tilray Brands, Inc.	23,111	46,915
	Timbercreek Financial Corp.	9,652	53,480
#	Topaz Energy Corp.	7,152	134,633
*	Torex Gold Resources, Inc.	13,010	206,272
	Total Energy Services, Inc.	6,761	47,988
#*	Touchstone Exploration, Inc.	7,300	3,067
	TransAlta Corp.	2,956	22,288
	TransAlta Corp.	29,463	221,935
*	Transat AT, Inc.	3,900	6,271
	Transcontinental, Inc., Class A	11,725	138,426
*††	Trevali Mining Corp.	4,900	0
	Trican Well Service Ltd.	34,374	125,481
	Triple Flag Precious Metals Corp. (TFPM CN)	3,438	53,189
	Triple Flag Precious Metals Corp. (TFPM US)	4,335	67,106
*	Trisura Group Ltd. (TSU CN)	5,900	197,343
*	Valeura Energy, Inc.	3,426	10,993
	Vecima Networks, Inc.	1,200	18,878
	Veren, Inc. (VRN CN)	8,600	67,148
	Veren, Inc. (VRN US)	69,179	539,596
#	Vermilion Energy, Inc. (VET CN)	3,634	39,087
	Vermilion Energy, Inc. (VET US)	19,379	208,130
	VersaBank (VBNK CN)	1,500	18,089
	VersaBank (VBNK US)	1,000	12,120
*	Victoria Gold Corp.	6,200	2,784
*	Viemed Healthcare, Inc.	4,100	29,561
*	Vitalhub Corp.	7,448	42,401
	Wajax Corp.	3,513	67,682
*	Well Health Technologies Corp.	27,154	95,191
*	Wesdome Gold Mines Ltd.	18,179	174,989
*	Western Copper & Gold Corp.	4,800	5,424
	Western Forest Products, Inc.	40,649	12,218
#	Westshore Terminals Investment Corp.	4,442	74,481

VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Whitecap Resources, Inc.	65,078	$501,527
#*	WildBrain Ltd.	12,570	12,109
	Winpak Ltd.	3,900	134,345
*	Yangarra Resources Ltd.	8,100	6,101
#	Yellow Pages Ltd.	1,091	7,546
	Zenith Capital Corp.	1,300	151
TOTAL CANADA			34,672,842
CHINA — (0.1%)
*	China Gold International Resources Corp. Ltd. (CGG CN)	43,400	238,902
*††	Hanfeng Evergreen, Inc.	2,400	0
	SIIC Environment Holdings Ltd. (SIIC SP)	58,600	7,597
TOTAL CHINA			246,499
DENMARK — (2.8%)
*	ALK-Abello AS	16,295	367,287
	Alm Brand AS	109,613	209,115
*	Ambu AS, Class B	21,857	443,836
#*	Bang & Olufsen AS	14,001	18,946
	BankNordik P	552	12,067
#*	Bavarian Nordic AS	8,739	235,548
	cBrain AS	1,586	58,816
#	Chemometec AS	2,221	123,129
	Columbus AS	16,517	20,904
	D/S Norden AS	2,740	118,525
	Dfds AS	5,103	139,970
	FLSmidth & Co. AS	7,332	374,029
#	Fluegger Group AS	86	4,237
*	GN Store Nord AS	13,261	348,462
	H Lundbeck AS (HLUNA DC), Class A	2,404	12,931
	H Lundbeck AS (HLUNB DC)	34,629	216,511
*	H&H International AS, Class B	2,539	37,252
	ISS AS	20,273	370,561
	Jeudan AS	1,628	50,016
	Jyske Bank AS	5,926	483,105
	Matas AS	5,454	93,191
*Ω	Netcompany Group AS	4,559	194,039
*	Nilfisk Holding AS	2,589	48,240
*	NKT AS	8,648	778,474
*Ω	NNIT AS	1,779	27,607
	North Media AS	1,083	8,953
*	NTG Nordic Transport Group AS	911	38,639
	Per Aarsleff Holding AS	2,658	151,988
	Ringkjoebing Landbobank AS	3,553	628,860
	Rockwool AS (ROCKA DC), Class A	241	106,051
	Rockwool AS (ROCKB DC), Class B	719	317,807
*	Royal Unibrew AS	6,337	497,538
*	RTX AS	1,054	12,398
Ω	Scandinavian Tobacco Group AS	6,629	97,115
	Schouw & Co. AS	1,656	136,667
	Solar AS, Class B	377	17,855
	SP Group AS	1,053	38,170
	Spar Nord Bank AS	9,335	190,379
	Sparekassen Sjaelland-Fyn AS	2,633	86,262
	Sydbank AS	7,479	403,210
*	TCM Group AS	1,034	8,996
	Tivoli AS	344	35,025
	Topdanmark AS	5,977	325,519

VA International Small Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
	TORM PLC, Class A	5,092	$197,182
	UIE PLC	2,550	91,717
	Vestjysk Bank AS	23,511	15,278
*	Zealand Pharma AS	6,043	814,120
TOTAL DENMARK			9,006,527
FINLAND — (2.3%)
	Aktia Bank OYJ	7,233	73,049
	Alandsbanken Abp, Class B	379	14,127
	Alma Media OYJ	4,469	51,299
	Anora Group OYJ	3,880	19,510
	Aspo OYJ	2,685	17,275
	Atria OYJ	2,491	26,798
	Bittium OYJ	4,078	34,771
	Cargotec OYJ, Class B	4,700	239,571
	Citycon OYJ	9,483	41,762
	Digia OYJ	2,833	17,055
	Elisa OYJ	5,436	253,108
Ω	Enento Group OYJ	1,937	35,861
	eQ OYJ	761	11,681
*	Finnair OYJ	15,156	38,593
	Fiskars OYJ Abp	4,519	77,768
	F-Secure OYJ	6,199	13,909
	Gofore OYJ	378	9,186
	Harvia OYJ	2,438	104,916
*	HKFoods OYJ	1,550	1,125
	Huhtamaki OYJ	11,448	463,866
*	Incap OYJ	2,671	32,972
*	Kalmar OYJ, Class B	4,700	138,965
	Kamux Corp.	4,139	22,884
	Kemira OYJ	13,667	308,988
	Kesko OYJ (KESKOA FH), Class A	5,124	95,683
	Kesko OYJ (KESKOB FH), Class B	18,183	328,907
*	Kojamo OYJ	14,800	146,368
	Konecranes OYJ	9,746	680,790
#	Lassila & Tikanoja OYJ	5,782	56,332
*	Lindex Group OYJ	5,947	18,498
	Mandatum OYJ	14,100	65,305
	Marimekko OYJ	4,640	68,716
	Metsa Board OYJ (METSB FH), Class B	16,960	129,591
	Metso OYJ	18,953	192,573
	Nokian Renkaat OYJ	14,728	134,382
	Olvi OYJ, Class A	1,985	67,955
	Oma Saastopankki OYJ	486	7,307
	Oriola OYJ (OKDAV FH)	5,827	6,563
	Oriola OYJ (OKDBV FH), Class B	16,336	17,134
	Orion OYJ (ORNAV FH), Class A	1,997	91,354
	Orion OYJ (ORNBV FH), Class B	10,558	484,980
	Outokumpu OYJ	43,806	157,943
	Pihlajalinna OYJ	3,541	37,548
	Ponsse OYJ	1,180	30,903
	Puuilo OYJ	9,163	100,639
*	QT Group OYJ	1,767	157,245
	Raisio OYJ, Class V	14,595	32,372
*	Rapala VMC OYJ	3,058	8,965
*	Remedy Entertainment OYJ	434	8,365
	Revenio Group OYJ	2,457	76,389
	Sanoma OYJ	9,599	70,964
	Scanfil OYJ	1,067	8,443

VA International Small Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
#	Taaleri PLC	1,518	$13,583
#	Talenom OYJ	2,896	14,878
*	Teleste OYJ	1,530	4,439
Ω	Terveystalo OYJ	10,943	122,070
	TietoEVRY OYJ	12,782	259,198
	Tokmanni Group Corp.	6,314	77,301
	Vaisala OYJ, Class A	2,601	128,257
#	Valmet OYJ	20,218	572,587
#*	Verkkokauppa.com OYJ	1,520	3,057
	Wartsila OYJ Abp	37,699	779,044
#*	WithSecure OYJ	12,707	14,263
	YIT OYJ	16,491	41,405
TOTAL FINLAND			7,361,335
FRANCE — (4.8%)
#	ABC arbitrage	1,520	6,634
	AKWEL SADIR	1,182	13,718
*	Alstom SA	38,793	760,056
#	Altamir	1,905	51,743
	Alten SA	3,570	392,635
	Arkema SA	4,775	430,910
	Assystem SA	1,109	58,825
#*	Atos SE	14,292	15,099
	Aubay	557	22,050
#*	Axway Software SA	1,111	25,843
Ω	Ayvens SA	7,126	47,173
#*	Bastide le Confort Medical	266	5,806
	Beneteau SACA	5,853	57,062
*	Bigben Interactive	2,306	5,848
	Boiron SA	776	27,246
#	Bonduelle SCA	2,134	14,803
	Caisse Regionale de Credit Agricole Mutuel du Languedoc SCCV	23	1,194
#	Catana Group	3,304	17,622
	CBo Territoria	2,250	8,554
*	Cegedim SA	865	12,125
	Cie des Alpes	3,270	46,822
#*	Clariane SE	17,537	34,530
	Coface SA	14,551	220,295
#*	DBV Technologies SA	1,409	1,403
	Derichebourg SA	13,913	71,646
#*	Ekinops SAS	2,101	7,579
	Electricite de Strasbourg SA	132	15,007
#*Ω	Elior Group SA	16,226	56,313
	Elis SA	24,685	570,849
#	Equasens	558	29,052
	Eramet SA	895	76,020
	Esso SA Francaise	389	61,199
	Etablissements Maurel et Prom SA	13,796	84,245
	Eurazeo SE	5,484	431,455
#*	Eutelsat Communications SACA	19,197	99,215
*	Exclusive Networks SA	2,410	60,649
	Exel Industries SA, Class A	184	10,192
	Fnac Darty SA (0QSH LI)	648	19,485
	Fnac Darty SA (FNAC FP)	1,685	50,012
	Forvia SE (FRVIA FP)	20,074	235,125
*	Gaumont SA	20	1,937
	Gaztransport Et Technigaz SA	6,705	987,949
	Getlink SE	2,577	45,922
	GL Events SACA	1,343	27,534

VA International Small Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Groupe Crit SA	446	$31,927
	Guerbet	1,370	52,006
*	Guillemot Corp.	785	5,264
*	Haulotte Group SA	1,014	3,294
*	ID Logistics Group SACA	522	252,421
#	Imerys SA	5,683	193,091
	Infotel SA	414	17,431
	Interparfums SA	341	17,329
#	IPSOS SA	6,081	375,302
	Jacquet Metals SACA	2,005	33,042
*	JCDecaux SE	7,386	153,980
	Kaufman & Broad SA	1,984	67,850
#*	La Francaise De L'energie SACA	358	11,146
Ω	La Francaise des Jeux SAEM	7,267	281,950
	Laurent-Perrier	396	51,190
	Lectra	600	16,906
	Linedata Services	112	8,746
	LISI SA	1,065	29,322
	LNA Sante SA	809	22,473
*	Lumibird	1,349	15,025
Ω	Maisons du Monde SA	3,427	13,595
	Manitou BF SA	1,600	37,008
	Mersen SA	3,050	105,721
	Metropole Television SA	2,785	36,353
#*	Nacon SA	1,746	2,185
Ω	Neoen SA	6,335	264,157
	Neurones	232	10,569
	Nexans SA	4,035	521,508
*	Nexity SA	5,490	61,877
	NRJ Group	2,200	19,155
	Oeneo SA	177	2,010
	Opmobility	5,205	54,569
#*	OVH Groupe SAS	2,047	13,205
#*	Pierre Et Vacances SA	9,298	13,801
	Quadient SA	4,783	94,880
*††	Recylex SA	1,750	0
	Rexel SA	23,080	586,391
	Robertet SA	63	57,722
#	Rubis SCA	15,073	472,078
	Samse SACA	132	23,863
	Savencia SA	669	36,218
	SCOR SE	24,119	516,202
	SEB SA	3,205	320,717
	Seche Environnement SACA	536	58,496
	SES SA	50,700	274,147
#*Ω	SMCP SA	4,479	10,628
	Societe BIC SA	3,290	206,420
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	291	32,413
	Societe LDC SADIR	334	52,290
*	SOITEC	1,809	233,250
	Sopra Steria Group	2,094	388,134
	SPIE SA	17,128	662,081
	Stef SA	521	75,611
	Sword Group	975	36,126
	Synergie SE	1,041	36,615
	Technip Energies NV	19,714	502,243
	Teleperformance SE	4,168	536,569
	Television Francaise 1 SA	5,827	51,273
	TFF Group	228	9,409

VA International Small Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Thermador Groupe	904	$74,602
#	Tikehau Capital SCA	3,602	91,136
	Trigano SA	1,128	132,262
*	Ubisoft Entertainment SA	10,592	217,596
	Valeo SE	26,631	304,317
*	Vallourec SACA	38,457	621,793
*	Vantiva SA	5,496	647
Ω	Verallia SA	8,945	263,121
	Vetoquinol SA	312	34,025
	Vicat SACA	3,357	116,742
	VIEL & Cie SA	4,347	47,255
	Virbac SACA	193	73,470
	Viridien	1,239	64,269
#*	Voltalia SA	3,207	35,649
	Wavestone	587	34,101
*Ω	X-Fab Silicon Foundries SE	8,082	51,704
TOTAL FRANCE			15,451,254
GERMANY — (5.7%)
	1&1 AG	8,529	137,296
	7C Solarparken AG	8,665	22,027
	Adesso SE	441	43,602
#*Ω	ADLER Group SA	7,320	1,285
	Adtran Networks SE	1,517	31,569
	AIXTRON SE	4,260	99,469
	All for One Group SE	283	17,621
	Allgeier SE	979	18,642
	AlzChem Group AG	947	52,345
	Amadeus Fire AG	781	80,252
*	Aroundtown SA	163,398	348,590
	Atoss Software SE	1,398	206,087
	Aurubis AG	4,672	364,347
*Ω	Auto1 Group SE	9,200	77,461
*	Basler AG	1,859	19,799
#*	BayWa AG (BYW6 GR)	2,351	33,016
	Bechtle AG	10,890	481,268
Ω	Befesa SA	6,013	186,683
	Bertrandt AG	899	26,078
	Bijou Brigitte AG	711	27,261
	Bilfinger SE	4,196	235,250
#*	Borussia Dortmund GmbH & Co. KGaA	11,253	44,392
#*	BRANICKS Group AG	5,249	12,167
	CANCOM SE	5,451	194,678
*	Ceconomy AG	24,503	73,906
	CENIT AG	1,323	19,040
	Cewe Stiftung & Co. KGaA	855	91,544
*	Cherry SE	1,249	3,306
	CompuGroup Medical SE & Co. KGaA	3,969	68,835
	CTS Eventim AG & Co. KGaA	6,560	577,830
*Ω	Delivery Hero SE	659	14,662
	Dermapharm Holding SE	2,329	89,216
	Deutsche Beteiligungs AG	2,416	64,521
	Deutsche EuroShop AG	968	25,348
*Ω	Deutsche Pfandbriefbank AG	20,019	112,975
	Deutsche Wohnen SE	3,766	74,792
	Deutz AG	9,704	55,892
*	Dr Hoenle AG	579	10,982
	Draegerwerk AG & Co. KGaA	432	21,468
	Duerr AG	7,939	174,615

VA International Small Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
Ω	DWS Group GmbH & Co. KGaA	4,870	$184,166
	Eckert & Ziegler SE	2,162	101,184
	EDAG Engineering Group AG	1,225	14,116
	Elmos Semiconductor SE	1,053	86,073
	ElringKlinger AG	4,625	24,193
*	Encavis AG	16,501	309,270
	Energiekontor AG	841	59,160
	Evonik Industries AG	632	12,799
*	Evotec SE	12,399	116,831
	Fabasoft AG	270	4,775
	Fielmann Group AG	3,979	180,149
	flatexDEGIRO AG	15,912	224,704
*	Fraport AG Frankfurt Airport Services Worldwide	5,454	276,972
	Freenet AG	17,397	481,411
	Friedrich Vorwerk Group SE	2,166	46,491
	FUCHS SE	4,442	154,082
	GEA Group AG	17,583	776,386
	Gerresheimer AG	5,211	538,751
	Gesco SE	1,167	17,929
	GFT Technologies SE	2,864	73,546
*	Grand City Properties SA	12,317	145,193
	Grenke AG	3,229	99,711
	H&R GmbH & Co. KGaA	1,853	8,154
	Hamburger Hafen und Logistik AG	3,321	55,708
	Hawesko Holding SE	351	10,138
*	Heidelberger Druckmaschinen AG	33,592	41,006
*	HelloFresh SE	19,635	122,655
	Hensoldt AG	6,422	237,622
	HOCHTIEF AG	2,617	311,138
	Hornbach Holding AG & Co. KGaA	1,280	104,915
#	Hugo Boss AG	8,152	323,964
	Indus Holding AG	2,484	60,178
	Init Innovation in Traffic Systems SE	627	27,478
Ω	Instone Real Estate Group SE	5,460	55,769
	IVU Traffic Technologies AG	1,884	28,428
	Jenoptik AG	8,541	243,519
Ω	JOST Werke SE	1,984	89,680
	K&S AG	18,643	240,171
	KION Group AG	10,002	395,578
	Kloeckner & Co. SE	1,842	10,162
	Knaus Tabbert AG	655	21,970
*	Koenig & Bauer AG	2,538	34,302
	Kontron AG	6,182	130,979
	Krones AG	2,141	289,665
	KSB SE & Co. KGaA	31	22,643
	KWS Saat SE & Co. KGaA	1,789	124,161
	Lanxess AG	11,026	287,851
	LEG Immobilien SE	13,415	1,170,210
	Leifheit AG	1,317	24,665
#*	LPKF Laser & Electronics SE	1,120	10,379
#*	Manz AG	726	4,194
*	Medigene AG	1,527	1,822
*	Medios AG	1,906	37,127
	METRO AG	16,815	76,570
	MLP SE	11,878	75,381
	Mutares SE & Co. KGaA	2,212	76,562
*	Nagarro SE	902	78,439
	New Work SE	362	25,851
	Nexus AG	249	14,931

VA International Small Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Norma Group SE	4,726	$87,807
	OHB SE	819	38,818
	Patrizia SE	7,041	55,465
	Pfeiffer Vacuum Technology AG	72	12,278
	PNE AG	1,125	17,886
	ProCredit Holding AG	2,799	25,711
	ProSiebenSat.1 Media SE	24,511	168,154
	Puma SE (PUM GR)	10,162	504,270
*	PVA TePla AG	3,537	55,260
#	RTL Group SA	5,870	184,870
	SAF-Holland SE	3,326	68,040
#	Salzgitter AG	4,793	85,939
	Secunet Security Networks AG	206	27,246
*	Serviceware SE	548	7,877
*	SGL Carbon SE	9,673	64,965
	Siltronic AG	2,576	210,084
	Sixt SE	1,909	133,202
#	SMA Solar Technology AG	1,406	37,815
	Stabilus SE	3,966	194,079
#	STRATEC SE	981	43,086
	Stroeer SE & Co. KGaA	4,913	332,170
	Suedzucker AG	9,862	129,914
	Surteco Group SE	1,107	17,014
	SUSS MicroTec SE	3,604	244,734
*	TAG Immobilien AG	39,123	589,416
	Takkt AG	5,920	68,598
*Ω	TeamViewer SE	18,141	244,666
	Technotrans SE	1,129	20,213
	thyssenkrupp AG	84,804	324,714
*	TUI AG	18,389	118,588
	United Internet AG	14,595	323,705
	Verbio SE	2,874	54,033
	Vossloh AG	1,662	88,354
	Wacker Chemie AG	2,459	245,774
	Wacker Neuson SE	3,888	60,520
	Washtec AG	1,525	61,059
*	Westwing Group SE	1,156	9,419
	Wuestenrot & Wuerttembergische AG	4,248	57,366
*Ω	Zalando SE	16,753	429,283
	Zeal Network SE	604	23,394
TOTAL GERMANY			18,507,760
HONG KONG — (1.7%)
*	Aceso Life Science Group Ltd.	202,400	3,050
	Aeon Credit Service Asia Co. Ltd.	12,000	8,753
*	Allied Group Ltd.	206,000	38,809
	Analogue Holdings Ltd.	46,000	5,994
	APAC Resources Ltd.	13,099	1,675
*	Apollo Future Mobility Group Ltd.	20,600	1,740
	Asia Financial Holdings Ltd.	54,874	25,140
*	Asia Standard International Group Ltd.	98,940	4,919
	ASMPT Ltd.	23,000	240,478
	Associated International Hotels Ltd.	28,000	18,348
	Bank of East Asia Ltd.	114,736	144,715
*	BOCOM International Holdings Co. Ltd.	44,000	1,346
	Bright Smart Securities & Commodities Group Ltd.	114,000	27,744
	Cafe de Coral Holdings Ltd.	42,000	43,266
*	Century City International Holdings Ltd.	183,340	3,745
#	Chen Hsong Holdings	30,000	5,513

VA International Small Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Chevalier International Holdings Ltd.	4,000	$2,167
*	China Energy Development Holdings Ltd.	652,000	6,674
	China Motor Bus Co. Ltd.	2,400	16,068
*	China Star Entertainment Ltd.	180,000	11,579
*	Chinese Estates Holdings Ltd.	61,500	9,976
	Chow Sang Sang Holdings International Ltd.	49,000	41,619
*	Chuang's Consortium International Ltd.	100,000	4,678
	CITIC Telecom International Holdings Ltd.	196,000	52,228
#*	C-Mer Medical Holdings Ltd.	52,000	17,425
	Convenience Retail Asia Ltd.	50,000	3,583
#††	Convoy, Inc.	516,000	2,067
*	Cowell e Holdings, Inc.	20,000	54,858
Ω	Crystal International Group Ltd.	51,000	22,362
*	CSC Holdings Ltd.	1,321,250	4,072
	CSI Properties Ltd.	859,543	8,381
	Dah Sing Banking Group Ltd.	52,928	41,913
	Dah Sing Financial Holdings Ltd.	17,806	46,582
	Dickson Concepts International Ltd.	14,500	9,886
	Dynamic Holdings Ltd.	10,000	9,463
	Eagle Nice International Holdings Ltd.	20,000	11,751
#	EC Healthcare	47,000	6,314
††	EcoGreen International Group Ltd.	38,000	1,733
	Emperor International Holdings Ltd.	140,333	6,454
*	Energy International Investments Holdings Ltd.	140,000	7,984
*	ENM Holdings Ltd.	144,000	5,572
*	Esprit Holdings Ltd.	195,875	2,649
Ω	ESR Group Ltd.	71,800	108,550
	EuroEyes International Eye Clinic Ltd.	8,000	5,042
	Fairwood Holdings Ltd.	10,500	9,773
	Far East Consortium International Ltd.	199,803	28,647
	First Pacific Co. Ltd.	272,000	121,062
*Ω	FIT Hon Teng Ltd.	153,000	52,868
#*Ω	Fosun Tourism Group	14,600	7,055
#*Ω	Frontage Holdings Corp.	90,000	8,653
	FSE Lifestyle Services Ltd.	14,000	9,798
	Giordano International Ltd.	160,000	32,354
	Glorious Sun Enterprises Ltd.	72,000	9,126
*††	Gold Fin Holdings	88,000	0
*	GR Life Style Company Ltd.	96,000	5,372
	Great Eagle Holdings Ltd.	28,630	39,087
	G-Resources Group Ltd.	42,950	12,912
	Guoco Group Ltd.	4,000	33,270
	Guotai Junan International Holdings Ltd.	322,400	27,585
	Hang Lung Group Ltd.	90,000	98,628
	Hang Lung Properties Ltd.	113,000	82,862
	Hanison Construction Holdings Ltd.	27,198	1,497
#*	Hao Tian International Construction Investment Group Ltd.	256,000	30,208
*	Harbour Centre Development Ltd.	13,500	8,913
	HKBN Ltd.	100,500	31,833
	HKR International Ltd.	100,386	15,157
	Hong Kong Ferry Holdings Co. Ltd.	23,000	12,471
*	Hong Kong Technology Venture Co. Ltd.	82,000	18,697
	Hongkong & Shanghai Hotels Ltd.	59,883	40,734
	Hongkong Chinese Ltd.	90,000	2,863
Ω	Honma Golf Ltd.	30,500	13,057
	Hutchison Telecommunications Hong Kong Holdings Ltd.	162,000	20,943
	Hysan Development Co. Ltd.	68,000	93,125
*	IGG, Inc.	95,000	34,392
Ω	Impro Precision Industries Ltd.	88,000	22,699

VA International Small Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	International Housewares Retail Co. Ltd.	41,000	$6,767
*	ITC Properties Group Ltd.	1,760	99
	Jacobson Pharma Corp. Ltd.	56,000	4,300
	Johnson Electric Holdings Ltd.	48,937	67,660
	K Wah International Holdings Ltd.	109,000	24,393
	Karrie International Holdings Ltd.	136,000	13,781
	Kerry Logistics Network Ltd.	53,000	46,365
	Kerry Properties Ltd.	63,000	107,329
	Kowloon Development Co. Ltd.	45,515	25,569
	KRP Development Holdings Ltd.	34,000	2,696
*	Lai Sun Development Co. Ltd.	45,912	3,877
*	Lai Sun Garment International Ltd.	20,400	1,739
*	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	136,500	9,771
*	Lippo China Resources Ltd.	58,600	5,130
	Liu Chong Hing Investment Ltd.	30,000	17,035
	L'Occitane International SA	31,000	134,205
	Luk Fook Holdings International Ltd.	34,000	66,871
	Lung Kee Group Holdings Ltd.	26,000	4,428
*	Magnificent Hotel Investment Ltd.	336,000	3,186
	Man Wah Holdings Ltd.	158,000	93,189
#*	MECOM Power & Construction Ltd.	159,750	3,069
*	Melco International Development Ltd.	19,000	11,153
*††	MH Development NPV	40,000	0
	Miramar Hotel & Investment	21,000	25,116
	Modern Dental Group Ltd.	43,000	23,571
#*	Mongolian Mining Corp.	48,000	51,225
*	NagaCorp Ltd.	144,547	69,658
#	New World Development Co. Ltd.	126,000	117,463
*††	NewOcean Energy Holdings Ltd.	110,000	0
	Nissin Foods Co. Ltd.	28,000	16,321
	NWS Holdings Ltd.	179,000	160,315
	Oriental Watch Holdings	39,606	16,974
*	Oshidori International Holdings Ltd.	700,200	10,489
	Pacific Basin Shipping Ltd.	569,000	170,846
	Pacific Textiles Holdings Ltd.	114,000	24,526
*	Paliburg Holdings Ltd.	26,000	2,630
	PAX Global Technology Ltd.	28,000	15,711
	PC Partner Group Ltd.	34,000	18,330
	PCCW Ltd.	412,286	213,760
	Pentamaster International Ltd.	94,000	7,702
	Perfect Medical Health Management Ltd.	60,000	19,429
	Pico Far East Holdings Ltd.	96,000	21,135
	Plover Bay Technologies Ltd.	40,000	21,437
*	Public Financial Holdings Ltd.	70,000	9,874
#*	Realord Group Holdings Ltd.	54,000	36,976
*	Regal Hotels International Holdings Ltd.	29,000	10,598
Ω	Regina Miracle International Holdings Ltd.	43,000	11,882
*	Sa Sa International Holdings Ltd.	124,000	11,575
Ω	Samsonite International SA	128,700	371,138
	SEA Holdings Ltd.	40,046	7,774
#*	Shandong Hi-Speed Holdings Group Ltd.	41,000	30,038
	Shangri-La Asia Ltd.	116,000	81,327
*	Shun Ho Property Investments Ltd.	5,544	525
*	Shun Tak Holdings Ltd.	190,000	18,758
	Singamas Container Holdings Ltd.	194,000	18,659
	SITC International Holdings Co. Ltd.	76,000	169,615
*	SJM Holdings Ltd.	252,499	81,388
	SmarTone Telecommunications Holdings Ltd.	43,000	20,632
#*	Solomon Systech International Ltd.	200,000	7,304

VA International Small Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Soundwill Holdings Ltd.	4,000	$2,866
	Stella International Holdings Ltd.	55,000	91,675
	Sun Hung Kai & Co. Ltd.	74,464	25,634
	SUNeVision Holdings Ltd.	89,000	31,288
	TAI Cheung Holdings Ltd.	37,000	14,920
*	Television Broadcasts Ltd.	43,600	17,625
*	Texhong International Group Ltd.	35,000	17,902
	Texwinca Holdings Ltd.	112,000	13,471
	Theme International Holdings Ltd.	380,000	21,915
*	Tongda Group Holdings Ltd.	780,000	7,983
	Town Health International Medical Group Ltd.	330,000	11,388
	Tradelink Electronic Commerce Ltd.	58,000	6,536
	Transport International Holdings Ltd.	29,901	35,308
	United Laboratories International Holdings Ltd.	105,000	120,621
*††	Untrade.Genting Hk	186,000	0
	Upbest Group Ltd.	148,000	16,295
	Value Partners Group Ltd.	150,000	29,784
	Vesync Co. Ltd.	10,000	5,317
#	Vitasoy International Holdings Ltd.	80,000	57,393
#*	Vobile Group Ltd.	94,000	15,750
*Ω	VPower Group International Holdings Ltd.	25,119	863
	VSTECS Holdings Ltd.	79,600	43,784
	VTech Holdings Ltd.	18,300	120,397
*	Wai Kee Holdings Ltd.	52,000	4,936
	Wang On Group Ltd.	260,000	896
*	Wealthink AI-Innovation Capital Ltd.	116,000	1,479
	Wing On Co. International Ltd.	14,000	21,402
	Wing Tai Properties Ltd.	56,000	14,689
	Wynn Macau Ltd.	56,400	41,662
	Xinyi Glass Holdings Ltd.	114,000	120,425
	Yue Yuen Industrial Holdings Ltd.	93,000	151,815
*	Yunfeng Financial Group Ltd.	54,000	6,044
*††	Zensun Enterprises Ltd.	48,000	1,524
*	Zhaobangji Lifestyle Holdings Ltd.	192,000	3,118
TOTAL HONG KONG			5,646,524
IRELAND — (0.3%)
	Bank of Ireland Group PLC	1,668	18,890
	Cairn Homes PLC	95,978	196,405
	Dalata Hotel Group PLC	15,666	69,744
	FBD Holdings PLC (FBD ID)	2,754	37,744
	FBD Holdings PLC (FBH LN)	1,308	17,907
	Glanbia PLC (GLB ID)	20,272	405,421
*Ω	Glenveagh Properties PLC	32,954	49,086
	Irish Continental Group PLC (IR5B ID)	11,766	68,687
	Kenmare Resources PLC	255	1,031
*	Permanent TSB Group Holdings PLC	10,745	17,964
TOTAL IRELAND			882,879
ISRAEL — (0.8%)
*	Adgar Investment & Development Ltd.	8,764	10,040
*	Afcon Holdings Ltd.	210	5,024
*	AFI Properties Ltd.	1,537	65,390
	Africa Israel Residences Ltd.	738	43,350
*	Allot Ltd.	3,228	9,260
*	Alrov Properties & Lodgings Ltd.	854	30,809
	Arad Ltd.	1,518	18,512
*	Argo Properties NV	489	10,742

VA International Small Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Ashdod Refinery Ltd.	1,014	$15,163
	Atreyu Capital Markets Ltd.	25	347
	AudioCodes Ltd. (AUDC US)	4,789	54,116
	Aura Investments Ltd.	21,635	85,513
	Automatic Bank Services Ltd.	824	3,313
*	Azorim-Investment Development & Construction Co. Ltd.	17,951	81,260
	Bet Shemesh Engines Holdings 1997 Ltd.	859	48,482
*	BioLine RX Ltd.	55,677	2,706
	Blue Square Real Estate Ltd.	659	45,217
*	Brack Capital Properties NV	398	28,566
*	Brainsway Ltd. (BWAY US), ADR	1,000	7,240
	Carasso Motors Ltd.	2,736	13,658
*	Cellcom Israel Ltd. (CEL IT)	5,444	20,565
*	Cellcom Israel Ltd. (CELJF US)	4,034	15,430
*	Compugen Ltd.	12,706	22,289
	Danel Adir Yeoshua Ltd.	595	48,774
	Delek Automotive Systems Ltd.	2,155	11,801
	Delta Galil Ltd.	1,096	48,677
*	Dor Alon Energy in Israel 1988 Ltd.	633	12,453
*	Doral Group Renewable Energy Resources Ltd.	6,320	19,263
*	Duniec Brothers Ltd.	389	19,584
*	El Al Israel Airlines	17,550	23,183
*	Electra Consumer Products 1970 Ltd.	1,425	27,507
	Electra Real Estate Ltd.	2,747	26,630
*	Ellomay Capital Ltd.	458	5,543
*	Equital Ltd.	2,723	78,547
	FMS Enterprises Migun Ltd.	605	20,918
	Formula Systems 1985 Ltd. (FORTY IT)	1,099	85,624
	Fox Wizel Ltd.	738	48,417
*	Gilat Satellite Networks Ltd.	6,085	27,795
*	Hagag Group Real Estate Development	1,534	6,198
	Hamat Group Ltd.	1,543	4,090
	Hilan Ltd.	150	8,063
	IDI Insurance Co. Ltd.	960	27,381
*	IES Holdings Ltd.	375	20,727
	Ilex Medical Ltd.	584	10,807
	Inrom Construction Industries Ltd.	12,208	34,188
	Isracard Ltd.	18,363	63,862
*	Israel Land Development Co. Ltd.	2,893	21,321
	Isras Investment Co. Ltd.	192	34,893
*	Issta Ltd.	883	15,288
#*	Kamada Ltd. (KMDA IT)	3,545	19,827
	Kardan Real Estate Enterprise & Development Ltd.	6,298	7,460
	Kerur Holdings Ltd.	747	12,834
*	Klil Industries Ltd.	43	2,282
	Kvutzat Acro Ltd.	1,993	21,082
	Lahav L.R. Real Estate Ltd.	6,763	5,766
	Lapidoth Capital Ltd.	1,304	17,931
#	Levinstein Properties Ltd.	555	8,520
	M Yochananof & Sons Ltd.	507	25,152
	Magic Software Enterprises Ltd. (MGIC IT)	2,800	29,687
	Malam - Team Ltd.	1,290	19,322
	Max Stock Ltd.	6,828	15,637
	Maytronics Ltd.	3,730	15,340
	Mediterranean Towers Ltd.	10,111	20,268
	Mega Or Holdings Ltd.	3,618	90,657
	Meitav Investment House Ltd.	3,065	13,534
	Menora Mivtachim Holdings Ltd.	824	21,135
	Meshulam Levinstein Contracting & Engineering Ltd.	119	7,829

VA International Small Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Mivtach Shamir Holdings Ltd.	1,009	$40,704
	Nawi Group Ltd.	3,445	24,973
*	Nayax Ltd.	560	12,280
*	Neto Malinda Trading Ltd.	862	13,437
*	Neto ME Holdings Ltd.	211	3,711
	Next Vision Stabilized Systems Ltd.	6,981	84,185
	Novolog Ltd.	34,768	12,761
	Oil Refineries Ltd.	269,871	64,893
	One Software Technologies Ltd.	4,143	51,846
	Palram Industries 1990 Ltd.	847	12,282
*	Partner Communications Co. Ltd.	18,545	76,683
	Paz Oil Co. Ltd.	1,014	95,795
*	Perion Network Ltd.	460	3,755
	Plasson Industries Ltd.	468	16,569
	Prashkovsky Investments & Construction Ltd.	987	20,916
*	Priortech Ltd.	1,206	62,896
	Qualitau Ltd.	593	22,115
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,016	56,264
	Retailors Ltd.	1,655	25,596
	Sano-Brunos Enterprises Ltd.	278	22,063
*	Scope Metals Group Ltd.	872	25,269
*	Shikun & Binui Ltd.	1,062	2,411
*	Shikun & Binui Soltec Renewable Energy	13,371	10,349
	Summit Real Estate Holdings Ltd.	4,733	56,047
	Tadiran Group Ltd.	324	16,196
Ω	Tamar Petroleum Ltd.	7,885	39,824
	Tel Aviv Stock Exchange Ltd.	10,261	81,516
#	Telsys Ltd.	526	26,202
	Tiv Taam Holdings 1 Ltd.	7,339	10,630
#	Turpaz Industries Ltd.	2,865	13,531
	Victory Supermarket Chain Ltd.	648	6,959
	YD More Investments Ltd.	996	2,245
	YH Dimri Construction & Development Ltd.	219	17,368
TOTAL ISRAEL			2,775,060
ITALY — (4.0%)
	A2A SpA	261,372	553,604
	ACEA SpA	5,746	99,690
#*	Aeffe SpA	7,022	5,457
	Amplifon SpA	7,225	229,469
Ω	Anima Holding SpA	28,709	150,967
#*	Aquafil SpA	3,880	11,982
	Arnoldo Mondadori Editore SpA	22,214	62,877
	Ascopiave SpA	9,023	24,254
	Avio SpA	1,784	25,156
	Azimut Holding SpA	14,290	358,048
	Banca Generali SpA	7,319	318,497
	Banca IFIS SpA	3,794	89,066
	Banca Mediolanum SpA	13,771	162,585
	Banca Monte dei Paschi di Siena SpA	165,513	903,181
	Banca Popolare di Sondrio SpA	70,355	536,185
	Banca Profilo SpA	12,870	2,953
Ω	Banca Sistema SpA	3,568	6,092
	Banco BPM SpA	19,398	134,305
	Banco di Desio e della Brianza SpA	5,000	27,180
	BasicNet SpA	3,725	13,226
Ω	BFF Bank SpA	17,862	201,906
	Biesse SpA	2,760	28,432
	BPER Banca SpA	148,501	868,884

VA International Small Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Brembo NV	20,309	$227,832
	Brunello Cucinelli SpA	4,782	446,673
	Buzzi SpA	13,612	533,633
	Cairo Communication SpA	12,430	31,736
Ω	Carel Industries SpA	5,856	108,160
	Cembre SpA	650	25,358
	Cementir Holding NV	6,965	78,547
*	CIR SpA-Compagnie Industriali	101,938	64,936
	Credito Emiliano SpA	14,468	158,376
	d'Amico International Shipping SA	14,895	112,682
	Danieli & C Officine Meccaniche SpA (DAN IM)	1,875	73,061
	Danieli & C Officine Meccaniche SpA (DANR IM)	6,860	197,764
	Datalogic SpA	2,601	15,539
*	Digital Bros SpA	371	3,438
	Digital Value SpA	180	10,714
#*Ω	doValue SpA	7,910	16,548
	Elica SpA	3,365	6,628
	Emak SpA	17,016	18,687
Ω	Enav SpA	24,013	102,709
	ERG SpA	377	9,996
*	Esprinet SpA	3,078	16,362
*	Eurotech SpA	5,018	6,166
	Fila SpA	3,109	30,018
*	Fincantieri SpA	3,122	17,393
	FNM SpA	21,790	10,580
*	Garofalo Health Care SpA	3,478	19,867
#*	Geox SpA	8,460	5,436
	GPI SpA	785	10,452
	Hera SpA	110,093	402,832
	IMMSI SpA	26,564	16,359
	Intercos SpA	2,918	52,139
	Interpump Group SpA	7,597	329,469
	Iren SpA	72,748	148,031
	Italgas SpA	62,966	336,690
	Italian Sea Group SpA	1,256	12,378
	Italmobiliare SpA	1,795	58,191
	Iveco Group NV	26,294	270,016
	IVS Group SA	4,434	34,371
	Leonardo SpA	24,244	577,622
	LU-VE SpA	909	25,238
	Maire SpA	27,825	220,785
#*††	Mariella Burani Fashion Group SpA	422	0
	MARR SpA	1,414	17,617
	MFE-MediaForEurope NV (MFEA IM), Class A	26,230	89,359
	Moltiply Group SpA	2,280	90,216
*	Newlat Food SpA	1,779	23,292
*Ω	Nexi SpA	15,484	95,036
	Orsero SpA	1,122	15,082
Ω	OVS SpA	28,187	79,738
	Pharmanutra SpA	513	26,300
#	Piaggio & C SpA	22,030	60,684
Ω	Piovan SpA	1,011	14,917
Ω	Pirelli & C SpA	38,861	243,281
Ω	RAI Way SpA	12,339	66,520
	Reply SpA	3,638	516,399
	Rizzoli Corriere Della Sera Mediagroup SpA	22,611	19,118
	Sabaf SpA	1,277	24,459
#*	Safilo Group SpA	25,816	29,156
*	Saipem SpA	89,121	211,719

VA International Small Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Salcef Group SpA	1,827	$50,491
	Salvatore Ferragamo SpA	2,206	19,236
	Sanlorenzo SpA	1,680	68,402
	Sesa SpA	768	84,392
#	Sogefi SpA	8,720	18,856
	SOL SpA	4,883	182,590
#	Spaxs SpA	8,205	42,059
	Tamburi Investment Partners SpA	12,603	127,078
Ω	Technogym SpA	19,877	194,942
*	Telecom Italia SpA (TIT IM)	974,256	238,802
	TXT e-solutions SpA	629	17,925
Ω	Unieuro SpA	2,055	25,512
	Unipol Gruppo SpA	60,527	652,140
	Webuild SpA	33,196	86,902
	Wiit SpA	741	18,041
	Zignago Vetro SpA	4,325	53,083
TOTAL ITALY			13,160,752
JAPAN — (22.5%)
	&Do Holdings Co. Ltd.	600	4,283
	77 Bank Ltd.	7,100	221,656
#	A&D HOLON Holdings Co. Ltd.	3,000	55,579
	Achilles Corp.	1,800	18,706
	AD Works Group Co. Ltd.	6,500	9,927
#	Adastria Co. Ltd.	1,840	40,957
	ADEKA Corp.	10,300	218,667
	Ad-sol Nissin Corp.	1,200	15,188
#	Adtec Plasma Technology Co. Ltd.	800	10,368
	Advan Group Co. Ltd.	3,100	19,107
#*	Adventure, Inc.	300	10,666
	Adways, Inc.	4,900	12,562
	Aeon Delight Co. Ltd.	2,100	54,729
#	Aeon Fantasy Co. Ltd.	800	13,538
	AEON Financial Service Co. Ltd.	15,200	139,539
	Aeon Hokkaido Corp.	4,800	29,340
	Aeon Kyushu Co. Ltd.	800	16,015
	Aeria, Inc.	2,100	4,075
	AFC-HD AMS Life Science Co. Ltd.	1,400	8,498
	Agro-Kanesho Co. Ltd.	900	7,143
#	Ahresty Corp.	2,700	13,212
	Ai Holdings Corp.	3,800	63,524
*	AI inside, Inc.	200	6,039
	Aica Kogyo Co. Ltd.	5,500	127,289
	Aichi Corp.	5,600	47,202
	Aichi Steel Corp.	1,500	34,099
	Aichi Tokei Denki Co. Ltd.	900	13,718
	Aida Engineering Ltd.	6,800	38,649
	Aiful Corp.	43,200	111,963
#	Ain Holdings, Inc.	2,800	107,650
	Aiphone Co. Ltd.	1,800	36,627
	Airport Facilities Co. Ltd.	3,500	14,012
	Airtech Japan Ltd.	1,000	8,220
#	Airtrip Corp.	1,800	16,912
	Aisan Industry Co. Ltd.	6,170	62,299
	AIT Corp.	1,200	15,464
	Aizawa Securities Group Co. Ltd.	600	9,528
	Ajis Co. Ltd.	800	12,816
	Akatsuki Corp.	3,500	11,599
	Akatsuki, Inc.	1,100	17,306

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Akebono Brake Industry Co. Ltd.	14,000	$14,140
	Akita Bank Ltd.	2,400	40,789
	Albis Co. Ltd.	800	15,386
	Alconix Corp.	2,600	25,663
	Alinco, Inc.	2,200	15,598
	Alleanza Holdings Co. Ltd.	1,400	10,715
	Allied Telesis Holdings KK	18,800	12,035
	Alpen Co. Ltd.	2,400	35,302
	Alpha Corp.	500	4,552
	Alpha Systems, Inc.	500	10,097
	Alps Alpine Co. Ltd.	23,000	243,764
	Alps Logistics Co. Ltd.	1,400	53,286
	Altech Corp.	2,310	41,237
	Amano Corp.	7,200	182,535
	Amiyaki Tei Co. Ltd.	300	11,064
	Amuse, Inc.	1,600	17,153
	Amvis Holdings, Inc.	3,800	66,159
	Anest Iwata Corp.	5,900	57,965
#*	AnGes, Inc.	12,200	5,298
	Anicom Holdings, Inc.	11,000	47,877
	Anritsu Corp.	9,400	80,677
	AOI Electronics Co. Ltd.	500	8,939
	AOKI Holdings, Inc.	5,300	48,442
	Aoyama Trading Co. Ltd.	5,900	60,384
	Aoyama Zaisan Networks Co. Ltd.	3,200	32,258
#	Aozora Bank Ltd.	7,000	116,372
	Arakawa Chemical Industries Ltd.	2,600	20,578
	Arata Corp.	3,600	85,754
	ARCLANDS Corp.	7,039	85,500
	Arcs Co. Ltd.	4,600	83,577
	ARE Holdings, Inc.	10,200	139,555
	Arealink Co. Ltd.	2,000	23,132
	Argo Graphics, Inc.	2,000	68,156
	Arisawa Manufacturing Co. Ltd.	4,000	41,720
	Artience Co. Ltd.	3,800	80,355
	Artnature, Inc.	1,000	5,571
	Artner Co. Ltd.	1,400	17,470
	As One Corp.	8,000	172,365
	Asahi Co. Ltd.	1,600	15,830
	Asahi Diamond Industrial Co. Ltd.	6,600	41,895
	Asahi Kogyosha Co. Ltd.	2,400	21,394
	Asahi Net, Inc.	1,700	7,564
	Asahi Printing Co. Ltd.	1,100	7,078
	Asahi Yukizai Corp.	1,400	44,810
	Asanuma Corp.	6,500	33,687
	Asia Pile Holdings Corp.	4,100	26,902
	ASKA Pharmaceutical Holdings Co. Ltd.	3,300	51,833
	ASKUL Corp.	3,200	45,225
	Asti Corp.	400	8,626
*	Atsugi Co. Ltd.	4,000	18,006
	Aucnet, Inc.	900	14,434
	Autobacs Seven Co. Ltd.	8,800	97,277
	Avant Group Corp.	2,800	25,475
#	Avantia Co. Ltd.	1,300	7,498
	Avex, Inc.	4,000	40,034
	Awa Bank Ltd.	4,200	77,910
	Axial Retailing, Inc.	10,400	71,229
#	Axxzia, Inc.	1,900	12,188
	AZ-COM MARUWA Holdings, Inc.	4,900	42,197

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	AZOOM Co. Ltd.	400	$16,628
	Bando Chemical Industries Ltd.	5,100	65,684
	Bank of Iwate Ltd.	2,000	37,537
	Bank of Nagoya Ltd.	1,300	70,352
	Bank of Saga Ltd.	2,500	45,622
	Bank of the Ryukyus Ltd.	7,000	57,067
	Bank of Toyama Ltd.	600	7,012
	Base Co. Ltd.	600	11,262
	Beauty Garage, Inc.	800	7,936
	Beenos, Inc.	1,100	18,680
	Belc Co. Ltd.	1,400	58,667
	Bell System24 Holdings, Inc.	4,200	43,421
	Belluna Co. Ltd.	9,800	50,967
#*	Bengo4.com, Inc.	900	21,886
#	Bic Camera, Inc.	8,800	99,309
	BML, Inc.	3,000	59,849
#	Bookoff Group Holdings Ltd.	1,000	9,130
	Bourbon Corp.	1,100	17,733
	Br Holdings Corp.	4,900	12,130
#	BrainPad, Inc.	1,500	9,859
	Bull-Dog Sauce Co. Ltd.	1,300	17,399
	Bunka Shutter Co. Ltd.	5,284	61,008
#	Bushiroad, Inc.	5,400	13,920
	Business Brain Showa-Ota, Inc.	1,800	25,396
	Business Engineering Corp.	800	22,093
#	BuySell Technologies Co. Ltd.	500	13,494
	C Uyemura & Co. Ltd.	1,300	93,281
	CAC Holdings Corp.	1,700	21,428
	Canon Electronics, Inc.	2,600	39,710
	Career Design Center Co. Ltd.	1,000	12,555
	Careerlink Co. Ltd.	600	9,826
#	Carenet, Inc.	2,000	7,300
	Carlit Co. Ltd.	2,600	25,363
	Casio Computer Co. Ltd.	5,000	40,243
	Cawachi Ltd.	1,800	33,380
	CellSource Co. Ltd.	600	6,214
	Celsys, Inc.	5,600	32,364
	Central Automotive Products Ltd.	1,600	52,893
	Central Glass Co. Ltd.	3,400	85,253
	Central Security Patrols Co. Ltd.	1,400	25,738
	Central Sports Co. Ltd.	900	15,254
#	Ceres, Inc.	600	6,741
#	Change Holdings, Inc.	7,200	53,733
	Charm Care Corp. KK	3,100	31,873
	Chiba Kogyo Bank Ltd.	7,400	52,322
#	Chikaranomoto Holdings Co. Ltd.	1,700	16,070
	Chino Corp.	900	14,760
	Chiyoda Co. Ltd.	4,400	27,908
#*	Chiyoda Corp.	22,200	45,477
	Chiyoda Integre Co. Ltd.	1,900	42,827
	Chofu Seisakusho Co. Ltd.	3,306	47,311
	Chori Co. Ltd.	2,100	52,849
	Choushimaru Co. Ltd.	1,200	13,057
	Chubu Shiryo Co. Ltd.	3,200	32,154
	Chudenko Corp.	2,500	58,360
	Chuetsu Pulp & Paper Co. Ltd.	1,400	14,007
	Chugai Ro Co. Ltd.	700	14,053
	Chugin Financial Group, Inc.	19,000	211,667
	Chugoku Electric Power Co., Inc.	8,000	58,182

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Chugoku Marine Paints Ltd.	5,200	$71,939
	Chuo Spring Co. Ltd.	2,000	15,334
	Chuo Warehouse Co. Ltd.	1,000	8,913
	CI Takiron Corp.	6,400	36,440
	Citizen Watch Co. Ltd.	27,800	187,454
	CKD Corp.	5,600	111,841
	CK-San-Etsu Co. Ltd.	400	9,986
	Cleanup Corp.	3,800	18,590
	CMK Corp.	9,700	34,767
	Coca-Cola Bottlers Japan Holdings, Inc.	600	8,943
	COLOPL, Inc.	8,600	34,953
#	Colowide Co. Ltd.	9,200	126,644
	Computer Engineering & Consulting Ltd.	2,200	28,745
	Computer Institute of Japan Ltd.	6,840	21,229
	Comture Corp.	2,900	36,456
#*	COOKPAD, Inc.	8,200	11,733
	Copro-Holdings Co. Ltd.	1,800	20,456
	Core Corp.	800	11,150
	Corona Corp.	2,600	16,573
	Cosel Co. Ltd.	2,800	22,903
	Cota Co. Ltd.	3,352	37,361
#*	Cover Corp.	1,400	18,319
#	CRE, Inc.	2,600	27,557
	Create Restaurants Holdings, Inc.	11,900	84,950
	Create SD Holdings Co. Ltd.	3,100	69,554
	Creek & River Co. Ltd.	1,700	16,509
	Cresco Ltd.	3,600	31,893
	Cross Cat Co. Ltd.	1,200	10,664
*	CrowdWorks, Inc.	1,400	9,497
	CTI Engineering Co. Ltd.	1,400	46,782
	CTS Co. Ltd.	5,000	27,684
	Cube System, Inc.	1,200	9,464
	Curves Holdings Co. Ltd.	7,300	40,095
#*	CYBERDYNE, Inc.	12,000	17,617
	Cyberlinks Co. Ltd.	1,300	6,735
	Cybozu, Inc.	3,300	39,914
	Dai Nippon Toryo Co. Ltd.	3,400	27,633
	Daicel Corp.	6,000	58,325
	Daido Kogyo Co. Ltd.	900	5,495
	Daido Metal Co. Ltd.	5,500	21,825
	Daido Steel Co. Ltd.	11,800	118,065
	Daihatsu Diesel Manufacturing Co. Ltd.	2,400	28,350
#	Daiho Corp.	1,400	33,959
	Dai-Ichi Cutter Kogyo KK	900	9,427
	Daiichi Jitsugyo Co. Ltd.	3,000	46,821
	Daiichi Kensetsu Corp.	1,100	17,217
#	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	2,500	14,350
	Daiichikosho Co. Ltd.	8,200	98,973
	Daiken Medical Co. Ltd.	2,800	10,262
	Daiki Aluminium Industry Co. Ltd.	3,900	32,344
#	Daikoku Denki Co. Ltd.	1,200	29,695
	Daikokutenbussan Co. Ltd.	800	56,889
	Daikyonishikawa Corp.	4,200	19,506
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	3,200	68,940
	Daio Paper Corp.	9,700	57,894
	Daiseki Co. Ltd.	5,076	121,511
	Daishi Hokuetsu Financial Group, Inc.	4,600	183,290
	Daishinku Corp.	3,200	15,304
	Daisue Construction Co. Ltd.	500	5,955

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Daito Bank Ltd.	1,000	$5,116
	Daito Pharmaceutical Co. Ltd.	3,295	52,636
	Daitron Co. Ltd.	1,600	29,511
	Daiwa Industries Ltd.	4,300	45,276
	Daiwabo Holdings Co. Ltd.	10,700	201,627
	DCM Holdings Co. Ltd.	12,300	118,727
*	DD GROUP Co. Ltd.	1,100	10,465
	Dear Life Co. Ltd.	5,600	37,257
	DeNA Co. Ltd.	11,000	113,714
	Denka Co. Ltd.	9,300	135,529
	Densan System Holdings Co. Ltd.	1,300	24,900
	Dentsu Soken, Inc.	800	30,412
	Denyo Co. Ltd.	2,000	35,453
	Dexerials Corp.	3,500	168,030
	Diamond Electric Holdings Co. Ltd.	600	2,656
	DIC Corp.	10,500	215,999
	Digital Arts, Inc.	1,100	34,922
	Digital Hearts Holdings Co. Ltd.	1,200	7,944
	Digital Holdings, Inc.	1,900	13,497
	Digital Information Technologies Corp.	800	10,195
	Dip Corp.	4,800	98,684
	Direct Marketing MiX, Inc.	3,000	4,608
	DKK Co. Ltd.	1,600	22,897
	DKS Co. Ltd.	1,200	25,607
	Doshisha Co. Ltd.	2,900	44,281
	Double Standard, Inc.	600	7,345
	Doutor Nichires Holdings Co. Ltd.	4,112	63,816
	Dowa Holdings Co. Ltd.	5,100	187,171
#*	Drecom Co. Ltd.	2,400	11,068
	DTS Corp.	4,800	138,762
	Duskin Co. Ltd.	4,400	115,685
#	DyDo Group Holdings, Inc.	1,800	32,570
	Eagle Industry Co. Ltd.	4,100	57,716
#	Earth Corp.	900	30,165
#	EAT & Holdings Co. Ltd.	1,200	17,017
	Ebara Foods Industry, Inc.	800	15,894
	Ebara Jitsugyo Co. Ltd.	1,800	49,377
	Ebase Co. Ltd.	3,100	13,731
#	Eco's Co. Ltd.	800	11,998
	EDION Corp.	10,500	122,338
	EF-ON, Inc.	2,280	6,187
	eGuarantee, Inc.	4,000	39,159
#	E-Guardian, Inc.	400	5,286
	Ehime Bank Ltd.	4,800	39,502
	Eidai Co. Ltd.	3,000	4,839
	Eiken Chemical Co. Ltd.	3,100	50,204
	Eizo Corp.	2,000	64,722
	EJ Holdings, Inc.	1,200	14,438
	Elan Corp.	3,700	22,682
	Elecom Co. Ltd.	6,500	71,272
	Elematec Corp.	2,800	35,693
	EM Systems Co. Ltd.	4,700	20,121
	en Japan, Inc.	4,100	76,755
	Endo Lighting Corp.	1,700	16,830
	Enomoto Co. Ltd.	1,000	9,953
#	Enplas Corp.	1,000	50,685
#	Envipro Holdings, Inc.	1,400	4,371
#*	eRex Co. Ltd.	2,800	13,368
	ES-Con Japan Ltd.	4,600	31,759

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Eslead Corp.	1,000	$31,439
	ESPEC Corp.	2,400	45,574
#	Eternal Hospitality Group Co. Ltd.	500	12,716
	Exedy Corp.	3,400	72,191
	EXEO Group, Inc.	19,200	209,424
	Ezaki Glico Co. Ltd.	6,500	199,640
	F&M Co. Ltd.	1,000	10,837
	FALCO HOLDINGS Co. Ltd.	1,400	23,229
	Fancl Corp.	7,900	153,003
	FCC Co. Ltd.	4,400	68,642
*	FDK Corp.	2,600	11,782
	Feed One Co. Ltd.	3,920	24,836
	Ferrotec Holdings Corp.	6,400	106,124
#	Fibergate, Inc.	1,100	8,756
	FIDEA Holdings Co. Ltd.	3,050	33,202
	Financial Partners Group Co. Ltd.	6,100	105,944
	FINDEX, Inc.	1,700	12,290
	First Bank of Toyama Ltd.	4,700	40,906
#	First Juken Co. Ltd.	900	6,573
	Fixstars Corp.	3,000	34,158
	FJ Next Holdings Co. Ltd.	3,100	27,332
	Focus Systems Corp.	1,700	14,498
	Food & Life Cos. Ltd.	12,500	219,051
	Forum Engineering, Inc.	2,400	15,799
	Foster Electric Co. Ltd.	3,400	36,830
	FP Corp.	5,300	91,418
#	FP Partner, Inc.	300	6,200
#	France Bed Holdings Co. Ltd.	3,800	30,659
#*	FreakOut Holdings, Inc.	800	4,541
	Freebit Co. Ltd.	2,000	18,429
	Freund Corp.	1,700	9,337
#	F-Tech, Inc.	1,600	6,744
	FTGroup Co. Ltd.	1,100	8,349
	Fudo Tetra Corp.	1,930	30,800
	Fuji Corp. (6134 JP)	10,200	170,573
	Fuji Corp. (7605 JP)	1,600	22,405
	Fuji Corp. Ltd.	5,200	28,113
	Fuji Kosan Co. Ltd.	900	9,800
	Fuji Kyuko Co. Ltd.	2,800	57,141
#	Fuji Oil Co. Ltd.	8,300	25,290
	Fuji Oil Holdings, Inc.	5,400	112,749
#	Fuji Pharma Co. Ltd.	2,000	18,653
	Fuji Seal International, Inc.	6,000	95,920
	Fujibo Holdings, Inc.	1,500	51,648
	Fujicco Co. Ltd.	2,800	34,651
	Fujikura Composites, Inc.	4,200	37,218
	Fujikura Kasei Co. Ltd.	4,200	15,101
	Fujimi, Inc.	6,000	126,013
	Fujimori Kogyo Co. Ltd.	1,400	42,105
*	Fujio Food Group, Inc.	1,900	17,777
	Fujishoji Co. Ltd.	1,200	10,504
*	Fujita Kanko, Inc.	1,000	56,865
	Fujitsu General Ltd.	6,100	80,032
	Fujiya Co. Ltd.	1,700	30,786
	FuKoKu Co. Ltd.	1,200	16,345
	Fukuda Corp.	1,000	41,287
	Fukuda Denshi Co. Ltd.	2,400	108,118
	Fukui Bank Ltd.	2,700	39,307
	Fukui Computer Holdings, Inc.	1,900	32,627

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Fukushima Galilei Co. Ltd.	1,600	$71,941
	Fukuyama Transporting Co. Ltd.	2,500	67,435
	FULLCAST Holdings Co. Ltd.	1,600	16,028
	Fumakilla Ltd.	1,500	11,692
	Funai Soken Holdings, Inc.	4,760	69,458
#	Furukawa Battery Co. Ltd.	2,400	21,907
	Furukawa Co. Ltd.	4,100	50,079
	Furukawa Electric Co. Ltd.	8,000	218,854
	Furuno Electric Co. Ltd.	3,500	45,709
#	Furuya Metal Co. Ltd.	1,200	36,505
	Furyu Corp.	4,000	28,562
	Fuso Chemical Co. Ltd.	2,000	51,766
	Fuso Pharmaceutical Industries Ltd.	1,100	16,663
	Futaba Corp.	5,300	21,101
	Futaba Industrial Co. Ltd.	8,700	43,970
	Future Corp.	4,100	46,942
	Fuyo General Lease Co. Ltd.	700	57,213
	G-7 Holdings, Inc.	4,000	45,066
*	GA Technologies Co. Ltd.	1,200	9,621
	Gakken Holdings Co. Ltd.	4,500	32,442
	Gakkyusha Co. Ltd.	1,000	14,157
	Gecoss Corp.	2,000	13,061
	Genki Sushi Co. Ltd.	1,600	41,373
	Genky DrugStores Co. Ltd.	2,000	46,159
	Geo Holdings Corp.	2,300	25,255
	Gift Holdings, Inc.	1,200	20,201
#*	giftee, Inc.	2,900	23,185
	Giken Ltd.	1,200	14,182
	GL Sciences, Inc.	1,300	24,745
	GLOBERIDE, Inc.	2,200	30,757
	Glory Ltd.	5,400	98,168
#	GMO Financial Gate, Inc.	600	26,552
#	GMO Financial Holdings, Inc.	4,400	18,818
	GMO GlobalSign Holdings KK	400	8,304
	GMO internet group, Inc.	6,000	99,411
*	GNI Group Ltd.	3,900	59,695
#	Godo Steel Ltd.	1,600	52,014
	Goldcrest Co. Ltd.	2,590	49,503
#	Goldwin, Inc.	400	24,635
	Golf Digest Online, Inc.	1,000	3,585
	Gree, Inc.	8,100	28,639
#	Greens Co. Ltd.	1,600	19,954
	gremz, Inc.	1,700	27,345
	GS Yuasa Corp.	9,000	160,139
	GSI Creos Corp.	1,000	14,821
	G-Tekt Corp.	3,300	40,024
	Gun-Ei Chemical Industry Co. Ltd.	700	14,745
	GungHo Online Entertainment, Inc.	4,700	91,890
	Gunma Bank Ltd.	21,209	143,883
	Gunze Ltd.	2,200	81,690
	H.U. Group Holdings, Inc.	7,100	124,949
	H2O Retailing Corp.	12,700	220,912
	HABA Laboratories, Inc.	400	5,348
	Hagihara Industries, Inc.	1,400	14,847
	Hagiwara Electric Holdings Co. Ltd.	1,000	25,376
	Hagoromo Foods Corp.	600	12,942
	Hakudo Co. Ltd.	800	13,766
#	Hakuto Co. Ltd.	1,000	33,490
	Halows Co. Ltd.	1,600	48,763

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hamakyorex Co. Ltd.	2,200	$69,756
	Handsman Co. Ltd.	800	4,409
	Hanwa Co. Ltd.	4,200	162,341
	Happinet Corp.	2,100	45,542
	Hard Off Corp. Co. Ltd.	2,400	33,318
	Harima Chemicals Group, Inc.	2,500	16,327
	Harmonic Drive Systems, Inc.	1,100	30,230
	Hashimoto Sogyo Holdings Co. Ltd.	1,400	12,316
	Hazama Ando Corp.	17,510	141,500
	Heiwa Corp.	6,200	88,948
	Heiwa Real Estate Co. Ltd.	3,200	91,979
	Heiwado Co. Ltd.	3,500	57,307
#*	Hennge KK	1,000	7,111
	Hibiya Engineering Ltd.	2,400	52,284
	Hiday Hidaka Corp.	2,600	48,144
	HI-LEX Corp.	3,300	31,936
*	Hino Motors Ltd.	33,400	107,903
	Hioki EE Corp.	1,400	75,069
	Hirakawa Hewtech Corp.	1,200	11,808
	Hirano Tecseed Co. Ltd.	1,100	13,556
	Hirata Corp.	1,100	45,532
	Hirogin Holdings, Inc.	34,000	275,984
	Hiroshima Electric Railway Co. Ltd.	2,000	9,845
	Hiroshima Gas Co. Ltd.	6,100	16,431
#*	HIS Co. Ltd.	1,300	14,996
	Hisaka Works Ltd.	4,200	30,349
	Hisamitsu Pharmaceutical Co., Inc.	1,900	52,333
	Hitachi Zosen Corp.	20,400	148,103
	Hito Communications Holdings, Inc.	1,000	6,358
	Hochiki Corp.	1,700	25,846
	Hodogaya Chemical Co. Ltd.	800	27,231
	Hogy Medical Co. Ltd.	2,400	66,022
#	Hokkaido Coca-Cola Bottling Co. Ltd.	1,200	21,959
#	Hokkaido Electric Power Co., Inc.	19,500	132,598
	Hokkaido Gas Co. Ltd.	2,400	52,055
	Hokkan Holdings Ltd.	1,200	13,767
	Hokko Chemical Industry Co. Ltd.	3,300	36,876
	Hokkoku Financial Holdings, Inc.	2,400	90,367
#	Hokuetsu Corp.	14,600	113,021
	Hokuetsu Industries Co. Ltd.	2,800	39,904
	Hokuhoku Financial Group, Inc.	15,600	218,159
	Hokuriku Electric Industry Co. Ltd.	400	3,704
	Hokuriku Electric Power Co.	18,900	121,139
	Hokuriku Electrical Construction Co. Ltd.	1,800	14,430
	Hokuto Corp.	2,800	35,754
	H-One Co. Ltd.	4,000	26,385
#	Honeys Holdings Co. Ltd.	2,670	28,770
	Hoosiers Holdings Co. Ltd.	5,300	40,303
	Hosiden Corp.	6,600	90,041
	Hosokawa Micron Corp.	2,000	54,094
	Hotland Co. Ltd.	1,300	20,678
	House Foods Group, Inc.	2,900	57,210
	Howa Machinery Ltd.	2,200	13,052
	HS Holdings Co. Ltd.	3,300	20,932
	Hyakugo Bank Ltd.	24,900	111,487
	Hyakujushi Bank Ltd.	3,400	74,501
	IBJ, Inc.	2,800	11,702
	Ichibanya Co. Ltd.	1,500	10,673
	Ichiken Co. Ltd.	700	11,855

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Ichikoh Industries Ltd.	8,700	$28,637
#	Ichimasa Kamaboko Co. Ltd.	1,100	5,506
	Ichinen Holdings Co. Ltd.	3,100	35,787
	Ichiyoshi Securities Co. Ltd.	7,100	38,522
	Icom, Inc.	1,500	31,005
	ID Holdings Corp.	1,950	18,283
	IDEA Consultants, Inc.	500	7,563
	Idec Corp.	4,000	82,411
	IDOM, Inc.	5,100	38,727
	Iino Kaiun Kaisha Ltd.	8,900	75,211
#	I'll, Inc.	1,700	30,412
	Imagica Group, Inc.	2,700	8,947
	Imasen Electric Industrial	901	3,650
#	i-mobile Co. Ltd.	3,600	10,796
	Imuraya Group Co. Ltd.	1,100	19,086
	Inaba Denki Sangyo Co. Ltd.	6,400	167,799
#	Inaba Seisakusho Co. Ltd.	1,700	19,449
	Inabata & Co. Ltd.	5,800	129,892
	Inageya Co. Ltd.	700	5,933
#	I-NE Co. Ltd.	800	9,325
	Ines Corp.	3,000	35,626
	I-Net Corp.	1,600	19,723
	Infocom Corp.	3,900	157,776
	Infomart Corp.	5,400	11,564
	INFRONEER Holdings, Inc.	14,300	124,003
	Innotech Corp.	2,400	26,540
	Insource Co. Ltd.	7,200	42,221
	Intage Holdings, Inc.	1,500	16,040
	Integrated Design & Engineering Holdings Co. Ltd.	1,700	45,734
#	Inui Global Logistics Co. Ltd.	1,200	9,025
	I-PEX, Inc.	1,400	18,951
	IPS, Inc.	400	5,848
#	IR Japan Holdings Ltd.	1,000	6,977
	Iriso Electronics Co. Ltd.	3,200	64,317
	ISB Corp.	2,200	23,494
#	Ise Chemicals Corp.	500	68,568
	Iseki & Co. Ltd.	2,500	16,967
	Ishihara Sangyo Kaisha Ltd.	4,400	45,385
*	Istyle, Inc.	9,400	27,758
	Itfor, Inc.	3,600	35,904
	ITmedia, Inc.	1,700	21,278
	Ito En Ltd.	2,800	66,382
	Itochu Enex Co. Ltd.	5,500	62,782
	Itochu-Shokuhin Co. Ltd.	900	41,626
	Itoham Yonekyu Holdings, Inc.	3,400	100,360
	Itoki Corp.	4,500	45,513
	IwaiCosmo Holdings, Inc.	2,900	42,688
	Iwaki Co. Ltd.	1,300	26,401
	Iwatsuka Confectionery Co. Ltd.	1,000	17,020
	Iyogin Holdings, Inc.	17,500	175,826
	Izumi Co. Ltd.	3,700	88,158
#	J Trust Co. Ltd.	5,148	14,136
	JAC Recruitment Co. Ltd.	9,600	46,296
	Jaccs Co. Ltd.	2,800	90,905
*	Jade Group, Inc.	1,300	17,179
	JAFCO Group Co. Ltd.	6,700	84,805
*	Jamco Corp.	1,100	11,337
	JANOME Corp.	2,299	10,719
	Japan Aviation Electronics Industry Ltd.	4,400	73,737

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Japan Cash Machine Co. Ltd.	1,600	$10,711
#*	Japan Communications, Inc.	19,200	24,138
	Japan Elevator Service Holdings Co. Ltd.	7,700	142,091
#	Japan Foundation Engineering Co. Ltd.	2,900	11,410
*	Japan Hospice Holdings, Inc.	500	4,875
	Japan Investment Adviser Co. Ltd.	2,200	21,613
	Japan Lifeline Co. Ltd.	8,700	67,378
	Japan Material Co. Ltd.	8,700	115,426
	Japan Medical Dynamic Marketing, Inc.	3,570	16,773
	Japan Petroleum Exploration Co. Ltd.	3,300	136,068
	Japan Property Management Center Co. Ltd.	900	7,409
	Japan Pulp & Paper Co. Ltd.	1,600	70,619
	Japan Pure Chemical Co. Ltd.	1,000	23,382
	Japan Securities Finance Co. Ltd.	9,300	105,978
	Japan Steel Works Ltd.	4,900	139,333
	Japan System Techniques Co. Ltd.	3,200	34,923
	Japan Transcity Corp.	5,400	34,809
#	Japan Wool Textile Co. Ltd.	5,200	46,168
	JBCC Holdings, Inc.	2,000	54,721
	JCR Pharmaceuticals Co. Ltd.	5,900	23,021
	JCU Corp.	3,500	87,286
	JDC Corp.	4,100	13,611
	Jeol Ltd.	5,700	229,495
	JFE Systems, Inc.	1,100	22,496
	JGC Holdings Corp.	12,700	107,857
	Jichodo Co. Ltd.	200	13,581
#*	JIG-SAW, Inc.	800	25,592
#*	Jimoto Holdings, Inc.	2,110	4,679
	JINS Holdings, Inc.	1,700	52,183
	JINUSHI Co. Ltd.	1,600	23,444
	JK Holdings Co. Ltd.	2,500	18,408
	J-Lease Co. Ltd.	2,400	20,120
#	JM Holdings Co. Ltd.	1,100	21,049
	JMS Co. Ltd.	2,200	7,800
#*	Joban Kosan Co. Ltd.	1,100	8,839
	J-Oil Mills, Inc.	2,600	36,268
	Joshin Denki Co. Ltd.	1,900	35,735
	Joyful Honda Co. Ltd.	5,800	84,430
	JP-Holdings, Inc.	6,800	27,641
	JSB Co. Ltd.	1,200	23,552
	JSP Corp.	1,900	29,008
	JTEKT Corp.	22,700	163,172
	Juki Corp.	3,700	12,388
	Juroku Financial Group, Inc.	3,600	115,523
	Justsystems Corp.	5,000	105,782
	JVCKenwood Corp.	23,070	141,346
	K&O Energy Group, Inc.	2,300	52,324
	Kadoya Sesame Mills, Inc.	400	9,732
	Kaga Electronics Co. Ltd.	1,800	65,307
	Kagome Co. Ltd.	5,500	128,467
	Kakaku.com, Inc.	6,800	95,061
	Kaken Pharmaceutical Co. Ltd.	2,700	73,484
#	Kakiyasu Honten Co. Ltd.	1,100	19,638
#	Kamakura Shinsho Ltd.	4,000	11,815
	Kameda Seika Co. Ltd.	1,800	52,518
	Kamei Corp.	3,600	54,012
	Kanaden Corp.	3,200	34,560
	Kanagawa Chuo Kotsu Co. Ltd.	800	18,293
	Kanamic Network Co. Ltd.	1,800	6,646

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kanamoto Co. Ltd.	4,200	$78,481
	Kandenko Co. Ltd.	11,100	149,920
	Kaneka Corp.	6,500	183,780
	Kaneko Seeds Co. Ltd.	1,800	17,177
	Kanematsu Corp.	9,505	160,987
	Kanemi Co. Ltd.	500	11,376
	Kanto Denka Kogyo Co. Ltd.	3,600	23,007
*	Kaonavi, Inc.	900	10,091
	Kappa Create Co. Ltd.	2,000	25,175
*	Kasai Kogyo Co. Ltd.	3,100	4,197
#	Kasumigaseki Capital Co. Ltd.	300	25,916
	Katakura Industries Co. Ltd.	2,700	37,652
	Katitas Co. Ltd.	6,500	81,481
	Kato Sangyo Co. Ltd.	2,500	71,178
	Kato Works Co. Ltd.	1,600	12,971
	Kawada Technologies, Inc.	1,800	32,216
	Kawai Musical Instruments Manufacturing Co. Ltd.	1,300	25,624
#	KeePer Technical Laboratory Co. Ltd.	1,600	38,730
	Keihan Holdings Co. Ltd.	3,300	67,267
	Keihanshin Building Co. Ltd.	4,100	44,708
#	Keikyu Corp.	16,400	129,670
	KEIWA, Inc.	1,600	16,572
	Keiyo Bank Ltd.	16,700	93,980
	Kenko Mayonnaise Co. Ltd.	2,000	28,674
	KeyHolder, Inc.	1,600	8,499
	KH Neochem Co. Ltd.	4,500	67,120
	Kibun Foods, Inc.	1,500	12,408
	Kimura Chemical Plants Co. Ltd.	3,300	15,790
#	King Jim Co. Ltd.	3,000	17,813
	Kinki Sharyo Co. Ltd.	700	8,151
	Kintetsu Department Store Co. Ltd.	1,200	18,685
	Kissei Pharmaceutical Co. Ltd.	3,100	72,082
	Ki-Star Real Estate Co. Ltd.	1,100	25,425
	Kitagawa Corp.	1,600	16,480
	Kita-Nippon Bank Ltd.	1,000	18,795
	Kitano Construction Corp.	700	17,638
	Kitz Corp.	7,900	58,220
	Kiyo Bank Ltd.	7,900	103,328
#*	KLab, Inc.	9,100	14,101
*	KNT-CT Holdings Co. Ltd.	900	8,344
	Koa Corp.	4,700	41,564
	Koatsu Gas Kogyo Co. Ltd.	3,600	23,045
	Kobe Electric Railway Co. Ltd.	899	16,970
	Kohnan Shoji Co. Ltd.	2,700	72,804
	Kohsoku Corp.	1,300	21,641
	Koike Sanso Kogyo Co. Ltd.	400	15,933
	Kojima Co. Ltd.	5,300	38,145
	Kokuyo Co. Ltd.	10,800	181,223
	Komatsu Matere Co. Ltd.	4,200	21,326
	Komatsu Wall Industry Co. Ltd.	1,200	25,442
	KOMEDA Holdings Co. Ltd.	5,200	93,224
#	Komehyo Holdings Co. Ltd.	800	22,799
	Komeri Co. Ltd.	3,600	88,139
	Komori Corp.	4,700	38,228
#	Konaka Co. Ltd.	1,760	3,210
	Kondotec, Inc.	2,900	26,787
	Konica Minolta, Inc.	53,700	157,440
	Konishi Co. Ltd.	8,000	63,735
	Konoike Transport Co. Ltd.	2,900	46,390

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Konoshima Chemical Co. Ltd.	800	$9,496
	Kosaido Holdings Co. Ltd.	9,500	34,122
#	Koshidaka Holdings Co. Ltd.	5,700	38,368
	Kotobuki Spirits Co. Ltd.	8,500	109,158
#	Kotobukiya Co. Ltd.	600	6,443
	Kozo Keikaku Engineering Holdings, Inc.	500	13,324
	KPP Group Holdings Co. Ltd.	3,900	19,357
	Krosaki Harima Corp.	3,200	56,346
	KRS Corp.	2,000	25,336
	K's Holdings Corp.	19,400	209,389
	KU Holdings Co. Ltd.	2,400	19,307
*	Kufu Co., Inc.	2,600	4,522
	Kumagai Gumi Co. Ltd.	4,300	103,060
	Kumiai Chemical Industry Co. Ltd.	10,467	55,063
	Kurabo Industries Ltd.	1,800	54,463
	Kureha Corp.	6,000	119,180
	Kurimoto Ltd.	2,000	62,989
	Kuriyama Holdings Corp.	1,000	8,297
	Kusuri No. Aoki Holdings Co. Ltd.	4,500	93,751
	KYB Corp.	2,000	69,479
	Kyodo Printing Co. Ltd.	900	23,282
	Kyoei Steel Ltd.	2,900	38,597
	Kyokuto Boeki Kaisha Ltd.	1,600	18,364
	Kyokuto Kaihatsu Kogyo Co. Ltd.	3,800	67,791
#	Kyokuto Securities Co. Ltd.	2,600	27,173
	Kyokuyo Co. Ltd.	1,500	40,500
	Kyorin Pharmaceutical Co. Ltd.	4,500	51,430
	Kyoritsu Maintenance Co. Ltd.	7,800	151,429
	Kyosan Electric Manufacturing Co. Ltd.	5,000	21,163
#	Kyowa Electronic Instruments Co. Ltd.	5,600	16,286
	Kyowa Leather Cloth Co. Ltd.	900	4,661
	Kyudenko Corp.	1,200	55,273
	LA Holdings Co. Ltd.	500	14,380
	LAC Co. Ltd.	2,400	14,223
	Lacto Japan Co. Ltd.	900	17,915
	LEC, Inc.	3,100	23,186
	Leopalace21 Corp.	25,200	92,574
	Life Corp.	2,300	56,007
	Lifedrink Co., Inc.	500	23,398
#*	Lifenet Insurance Co.	1,600	18,163
	LIFULL Co. Ltd.	8,200	8,855
#	LIKE, Inc.	1,600	15,289
	Linical Co. Ltd.	1,600	4,413
	Link & Motivation, Inc.	3,900	12,606
	Lintec Corp.	4,700	105,675
	Lion Corp.	7,900	68,365
#	LITALICO, Inc.	2,500	20,526
	Loadstar Capital KK	1,600	29,695
	Look Holdings, Inc.	700	13,270
	Mabuchi Motor Co. Ltd.	12,400	190,617
	Macromill, Inc.	5,600	32,782
	Maeda Kosen Co. Ltd.	5,600	61,310
	Maezawa Kasei Industries Co. Ltd.	2,100	26,984
	Maezawa Kyuso Industries Co. Ltd.	2,400	23,416
	Makino Milling Machine Co. Ltd.	2,800	125,625
	Management Solutions Co. Ltd.	1,100	9,956
	Mandom Corp.	5,600	47,454
	Mani, Inc.	10,000	140,654
	MarkLines Co. Ltd.	1,500	29,958

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Mars Group Holdings Corp.	1,800	$44,050
	Marubun Corp.	1,900	14,515
	Marudai Food Co. Ltd.	2,600	30,432
	Maruha Nichiro Corp.	5,853	130,875
	Maruichi Steel Tube Ltd.	7,200	175,458
	MARUKA FURUSATO Corp.	2,300	35,764
	Marusan Securities Co. Ltd.	6,200	42,858
	Maruwa Co. Ltd.	409	109,577
#	Maruzen CHI Holdings Co. Ltd.	400	887
	Maruzen Co. Ltd.	1,400	28,409
	Maruzen Showa Unyu Co. Ltd.	1,600	57,554
	Marvelous, Inc.	3,300	14,364
	Matching Service Japan Co. Ltd.	600	4,242
	Matsuda Sangyo Co. Ltd.	2,125	42,009
	Matsui Construction Co. Ltd.	3,400	19,404
	Matsui Securities Co. Ltd.	16,500	92,489
#	Matsuoka Corp.	700	7,789
#	Matsuya Co. Ltd.	2,500	17,918
	Matsuyafoods Holdings Co. Ltd.	800	31,400
	Max Co. Ltd.	4,000	100,079
	Maxell Ltd.	5,200	59,669
	Maxvalu Tokai Co. Ltd.	1,200	25,366
	MCJ Co. Ltd.	8,900	80,970
	MEC Co. Ltd.	2,100	52,845
	Media Do Co. Ltd.	900	8,404
#	Medical Data Vision Co. Ltd.	3,300	11,897
	Medical System Network Co. Ltd.	2,400	8,739
	Medikit Co. Ltd.	800	16,517
*	Medley, Inc.	1,500	40,961
	MedPeer, Inc.	1,500	6,125
	Megachips Corp.	2,100	58,856
	Megmilk Snow Brand Co. Ltd.	5,400	102,710
	Meidensha Corp.	4,600	105,041
	Meiji Electric Industries Co. Ltd.	1,400	14,978
#	Meiji Shipping Group Co. Ltd.	1,700	8,027
	Meiko Electronics Co. Ltd.	3,400	136,296
	Meisei Industrial Co. Ltd.	5,000	45,856
	MEITEC Group Holdings, Inc.	9,100	205,479
	Meito Sangyo Co. Ltd.	1,200	16,474
#	Meiwa Corp.	4,100	19,215
	Melco Holdings, Inc.	900	19,735
	Members Co. Ltd.	1,500	9,163
	Menicon Co. Ltd.	7,200	67,334
*	Mercari, Inc.	11,000	164,914
	Mercuria Holdings Co. Ltd.	2,600	15,347
#*	MetaReal Corp.	700	4,923
	METAWATER Co. Ltd.	3,600	44,708
	Micronics Japan Co. Ltd.	3,600	143,050
	Midac Holdings Co. Ltd.	2,400	25,545
	Mie Kotsu Group Holdings, Inc.	5,900	21,712
	Mikuni Corp.	2,700	7,074
	Milbon Co. Ltd.	3,000	66,725
	MIMAKI ENGINEERING Co. Ltd.	1,900	21,302
	Mimasu Semiconductor Industry Co. Ltd.	2,319	57,118
#	Ministop Co. Ltd.	1,800	20,359
	Mirai Industry Co. Ltd.	700	16,867
#	Miraial Co. Ltd.	1,100	10,440
	Mirait One Corp.	11,100	157,747
	Mirarth Holdings, Inc.	14,600	52,420

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Miroku Jyoho Service Co. Ltd.	2,800	$36,173
	Mitani Corp.	4,800	53,035
	Mitani Sangyo Co. Ltd.	3,900	9,359
	Mitani Sekisan Co. Ltd.	1,200	44,938
	Mito Securities Co. Ltd.	10,500	35,625
	Mitsuba Corp.	5,000	34,250
	Mitsubishi Kakoki Kaisha Ltd.	1,000	26,031
	Mitsubishi Logisnext Co. Ltd.	4,000	35,123
	Mitsubishi Logistics Corp.	3,400	118,928
	Mitsubishi Materials Corp.	11,200	209,848
#	Mitsubishi Paper Mills Ltd.	6,500	30,251
	Mitsubishi Pencil Co. Ltd.	4,300	66,722
	Mitsubishi Research Institute, Inc.	1,100	34,680
	Mitsubishi Shokuhin Co. Ltd.	1,900	67,042
	Mitsubishi Steel Manufacturing Co. Ltd.	2,300	21,839
	Mitsuboshi Belting Ltd.	2,000	58,672
	Mitsui DM Sugar Holdings Co. Ltd.	1,800	39,550
	Mitsui E&S Co. Ltd.	9,400	81,834
#	Mitsui High-Tec, Inc.	10,500	81,910
	Mitsui Matsushima Holdings Co. Ltd.	1,100	38,003
	Mitsui Mining & Smelting Co. Ltd.	7,000	233,370
	Mitsui-Soko Holdings Co. Ltd.	2,100	66,937
	Mitsuuroko Group Holdings Co. Ltd.	4,400	49,375
	Miura Co. Ltd.	3,800	88,261
	MIXI, Inc.	4,400	87,325
	Miyaji Engineering Group, Inc.	1,800	57,620
	Miyazaki Bank Ltd.	2,000	45,139
	Miyoshi Oil & Fat Co. Ltd.	1,100	11,352
	Mizuho Leasing Co. Ltd.	15,000	113,187
	Mizuho Medy Co. Ltd.	1,200	13,781
	Mizuno Corp.	2,000	101,046
	Mochida Pharmaceutical Co. Ltd.	2,600	61,069
	Modec, Inc.	3,200	59,693
	Monex Group, Inc.	17,100	83,132
#	Monogatari Corp.	3,600	81,703
#	MORESCO Corp.	1,100	9,834
	Morinaga & Co. Ltd.	9,400	180,406
	Morinaga Milk Industry Co. Ltd.	10,000	239,983
	Moriroku Holdings Co. Ltd.	900	16,304
	Morita Holdings Corp.	3,900	50,258
	Morito Co. Ltd.	2,600	25,047
#	Morozoff Ltd.	1,500	44,692
	Mory Industries, Inc.	900	33,529
	MrMax Holdings Ltd.	4,600	21,959
	Mugen Estate Co. Ltd.	1,600	14,068
	m-up Holdings, Inc.	4,700	41,663
	Murakami Corp.	1,000	31,786
	Musashi Seimitsu Industry Co. Ltd.	5,800	81,036
	Musashino Bank Ltd.	4,100	88,267
	Nabtesco Corp.	10,400	205,888
	NAC Co. Ltd.	2,200	8,597
	Nachi-Fujikoshi Corp.	2,600	57,455
	Nafco Co. Ltd.	2,100	41,934
	Nagano Keiki Co. Ltd.	2,100	39,514
	Nagase & Co. Ltd.	12,200	268,020
	Nagase Brothers, Inc.	900	11,141
#	Nagawa Co. Ltd.	800	40,965
	Nagoya Railroad Co. Ltd.	16,900	205,671
	Naigai Trans Line Ltd.	700	13,297

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nakabayashi Co. Ltd.	3,300	$12,695
#	Nakamoto Packs Co. Ltd.	700	7,760
	Nakamuraya Co. Ltd.	600	13,545
	Nakanishi, Inc.	9,300	160,655
	Nakano Refrigerators Co. Ltd.	200	7,920
	Nakayama Steel Works Ltd.	3,500	22,417
#	Namura Shipbuilding Co. Ltd.	7,996	103,697
	Nankai Electric Railway Co. Ltd.	10,200	180,516
	Nanto Bank Ltd.	4,000	93,340
	Natori Co. Ltd.	1,400	20,521
	NEC Capital Solutions Ltd.	900	25,602
	NEC Networks & System Integration Corp.	6,300	116,030
	NET One Systems Co. Ltd.	9,700	196,063
	Neturen Co. Ltd.	3,800	27,753
#	New Art Holdings Co. Ltd.	1,000	11,510
*	New Japan Chemical Co. Ltd.	6,200	8,896
#	Nextage Co. Ltd.	6,300	85,774
*	NexTone, Inc.	500	5,174
#	NF Holdings Corp.	600	4,096
	NHK Spring Co. Ltd.	12,689	139,549
	Nice Corp.	1,300	17,376
	Nichia Steel Works Ltd.	4,000	8,699
	Nichias Corp.	6,700	208,697
	Nichiban Co. Ltd.	1,500	19,253
	Nichicon Corp.	5,900	43,205
	Nichiden Corp.	1,800	41,521
	Nichiha Corp.	3,300	82,514
	Nichireki Co. Ltd.	3,400	55,503
	Nichirin Co. Ltd.	1,430	36,217
	Nihon Chouzai Co. Ltd.	1,400	14,699
	Nihon Dempa Kogyo Co. Ltd.	2,700	25,199
	Nihon Dengi Co. Ltd.	600	23,424
	Nihon Denkei Co. Ltd.	1,050	13,998
	Nihon Flush Co. Ltd.	3,200	19,804
	Nihon House Holdings Co. Ltd.	5,600	13,313
	Nihon Kagaku Sangyo Co. Ltd.	1,900	18,165
	Nihon Kohden Corp.	3,800	58,556
	Nihon M&A Center Holdings, Inc.	40,900	193,035
	Nihon Nohyaku Co. Ltd.	6,100	29,614
	Nihon Parkerizing Co. Ltd.	11,000	90,827
	Nihon Plast Co. Ltd.	1,700	4,639
	Nihon Tokushu Toryo Co. Ltd.	1,400	11,610
	Nihon Trim Co. Ltd.	400	9,168
	Nihon Yamamura Glass Co. Ltd.	800	7,863
	Nikkiso Co. Ltd.	6,200	49,049
	Nikko Co. Ltd.	4,200	21,910
#	Nikkon Holdings Co. Ltd.	6,900	174,032
	Nippn Corp.	7,000	110,038
	Nippon Air Conditioning Services Co. Ltd.	4,600	31,320
	Nippon Aqua Co. Ltd.	1,700	10,126
	Nippon Beet Sugar Manufacturing Co. Ltd.	1,800	32,546
	Nippon Carbide Industries Co., Inc.	1,100	13,587
	Nippon Carbon Co. Ltd.	1,200	39,665
	Nippon Chemical Industrial Co. Ltd.	1,300	21,509
*	Nippon Chemi-Con Corp.	2,900	27,955
#	Nippon Coke & Engineering Co. Ltd.	32,300	23,784
	Nippon Concept Corp.	700	8,094
	Nippon Concrete Industries Co. Ltd.	8,400	21,384
	Nippon Denko Co. Ltd.	15,100	29,176

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nippon Densetsu Kogyo Co. Ltd.	4,700	$63,217
	Nippon Electric Glass Co. Ltd.	10,000	238,619
	Nippon Gas Co. Ltd.	11,500	179,261
	Nippon Hume Corp.	3,300	27,068
	Nippon Kayaku Co. Ltd.	25,100	209,902
	Nippon Kodoshi Corp.	400	5,751
	Nippon Light Metal Holdings Co. Ltd.	9,580	112,594
	Nippon Paper Industries Co. Ltd.	20,000	129,512
#	Nippon Parking Development Co. Ltd.	23,500	32,317
	Nippon Rietec Co. Ltd.	1,500	12,517
	Nippon Road Co. Ltd.	4,000	44,814
	Nippon Seiki Co. Ltd.	5,800	52,985
	Nippon Seisen Co. Ltd.	1,500	11,935
	Nippon Sharyo Ltd.	1,200	18,301
#*	Nippon Sheet Glass Co. Ltd.	12,000	33,592
	Nippon Shinyaku Co. Ltd.	5,800	132,620
	Nippon Shokubai Co. Ltd.	16,800	182,165
	Nippon Signal Co. Ltd.	7,000	48,694
	Nippon Soda Co. Ltd.	2,800	100,675
	Nippon Thompson Co. Ltd.	6,500	26,146
	Nippon Yakin Kogyo Co. Ltd.	1,660	54,479
	Nipro Corp.	17,500	152,816
	Nishikawa Rubber Co. Ltd.	1,900	24,218
	Nishimatsu Construction Co. Ltd.	3,200	104,299
#	Nishimatsuya Chain Co. Ltd.	3,400	51,788
	Nishimoto Co. Ltd.	2,100	19,586
	Nishi-Nippon Financial Holdings, Inc.	15,100	205,597
	Nishi-Nippon Railroad Co. Ltd.	7,200	119,553
	Nishio Holdings Co. Ltd.	2,600	70,641
	Nissan Shatai Co. Ltd.	13,100	81,766
	Nissei ASB Machine Co. Ltd.	1,000	37,064
	Nissei Plastic Industrial Co. Ltd.	1,400	9,749
	Nissha Co. Ltd.	4,900	59,787
	Nisshin Group Holdings Co. Ltd.	5,400	19,761
	Nisshin Oillio Group Ltd.	3,100	106,977
	Nisshinbo Holdings, Inc.	17,536	128,503
	Nissin Corp.	2,200	65,538
	Nisso Holdings Co. Ltd.	2,300	12,648
	Nissui Corp.	35,600	213,686
	Nitta Corp.	2,600	70,682
	Nitta Gelatin, Inc.	2,000	10,137
	Nittetsu Mining Co. Ltd.	1,600	50,740
	Nitto Fuji Flour Milling Co. Ltd.	400	18,636
	Nitto Kogyo Corp.	3,700	84,124
	Nitto Kohki Co. Ltd.	1,300	19,953
	Nitto Seiko Co. Ltd.	6,200	24,845
	Nittoc Construction Co. Ltd.	3,500	26,722
	Nittoku Co. Ltd.	1,300	15,990
	NJS Co. Ltd.	700	18,330
	Noda Corp.	800	5,245
	Noevir Holdings Co. Ltd.	1,600	61,863
	Nohmi Bosai Ltd.	2,800	46,249
	Nojima Corp.	6,700	73,679
	NOK Corp.	7,500	109,627
#	Nomura Micro Science Co. Ltd.	2,800	66,673
	Noritake Co. Ltd.	2,800	74,358
	Noritsu Koki Co. Ltd.	2,900	78,426
	Noritz Corp.	4,000	50,074
	North Pacific Bank Ltd.	32,300	109,525

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	NPC, Inc.	3,700	$24,722
	NPR-RIKEN Corp.	3,314	60,359
	NS Tool Co. Ltd.	2,000	12,343
	NS United Kaiun Kaisha Ltd.	800	25,858
	NSD Co. Ltd.	8,060	165,919
	NSK Ltd.	2,200	11,534
	NSW, Inc.	1,200	25,996
	NTN Corp.	51,500	104,182
	Obara Group, Inc.	1,600	42,569
	Oenon Holdings, Inc.	5,000	14,262
	Ogaki Kyoritsu Bank Ltd.	4,200	64,977
	Ohara, Inc.	700	6,680
	Ohashi Technica, Inc.	1,700	21,895
	Ohba Co. Ltd.	1,400	10,185
	Ohmoto Gumi Co. Ltd.	900	13,305
	Ohsho Food Service Corp.	1,800	110,101
	Oiles Corp.	2,973	46,545
#*	Oisix ra daichi, Inc.	4,300	39,416
	Oita Bank Ltd.	1,600	36,212
	Okabe Co. Ltd.	4,000	21,063
	Okamoto Industries, Inc.	1,200	41,214
	Okamoto Machine Tool Works Ltd.	700	19,727
	Okamura Corp.	7,900	116,228
	Okasan Securities Group, Inc.	19,900	96,351
	Oki Electric Industry Co. Ltd.	8,400	57,006
	Okinawa Cellular Telephone Co.	2,500	67,224
	Okinawa Electric Power Co., Inc.	5,325	39,319
	Okinawa Financial Group, Inc.	2,860	55,046
	OKUMA Corp.	3,100	154,845
	Okumura Corp.	3,500	119,506
	Okura Industrial Co. Ltd.	1,400	26,926
	Okuwa Co. Ltd.	3,000	17,718
	Onoken Co. Ltd.	2,900	31,462
	Onward Holdings Co. Ltd.	12,700	47,141
	Ootoya Holdings Co. Ltd.	700	24,419
	Open Up Group, Inc.	7,200	104,134
	Optex Group Co. Ltd.	3,800	43,322
*	Optim Corp.	1,200	5,388
	Optorun Co. Ltd.	3,600	47,015
	Organo Corp.	3,200	145,136
	Orient Corp.	4,810	33,729
	Oriental Shiraishi Corp.	13,900	32,217
	Origin Co. Ltd.	600	5,014
	Oro Co. Ltd.	700	11,886
	Osaka Organic Chemical Industry Ltd.	1,800	41,653
	Osaka Steel Co. Ltd.	1,500	25,456
#	OSAKA Titanium Technologies Co. Ltd.	2,000	32,761
	Osaki Electric Co. Ltd.	6,000	27,211
	OSG Corp.	10,600	146,243
	OUG Holdings, Inc.	500	8,890
	Oyo Corp.	2,700	44,849
#	Ozu Corp.	600	6,463
	Pacific Industrial Co. Ltd.	6,100	63,373
#*	Pacific Metals Co. Ltd.	2,400	21,790
	Pack Corp.	1,400	36,663
	PAL GROUP Holdings Co. Ltd.	6,200	85,094
	PALTAC Corp.	2,900	88,961
	Paramount Bed Holdings Co. Ltd.	5,200	87,557
*	Park24 Co. Ltd.	12,800	136,942

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Parker Corp.	2,400	$13,725
#	Pasona Group, Inc.	2,200	34,656
	Pegasus Co. Ltd.	2,600	10,170
	Penta-Ocean Construction Co. Ltd.	10,500	46,614
	People Dreams & Technologies Group Co. Ltd.	900	11,376
*	PeptiDream, Inc.	11,500	211,921
#	Pharma Foods International Co. Ltd.	1,600	11,698
#	PHC Holdings Corp.	1,000	7,502
*	PIA Corp.	800	16,793
	Pickles Holdings Co. Ltd.	2,400	18,066
	Pigeon Corp.	15,000	152,625
	PILLAR Corp.	2,000	67,816
	Pilot Corp.	3,800	114,144
	Piolax, Inc.	2,300	37,682
	Plus Alpha Consulting Co. Ltd.	3,500	44,856
#	Pola Orbis Holdings, Inc.	4,700	44,325
	Pole To Win Holdings, Inc.	5,100	15,086
	Port, Inc.	1,800	24,164
	Premium Group Co. Ltd.	4,800	64,055
	Premium Water Holdings, Inc.	400	7,846
	Press Kogyo Co. Ltd.	9,000	37,545
	Pressance Corp.	4,100	55,436
	Prestige International, Inc.	15,500	73,589
	Prima Meat Packers Ltd.	3,000	50,155
	Procrea Holdings, Inc.	3,104	39,468
	Pronexus, Inc.	2,300	19,804
	Pro-Ship, Inc.	900	8,885
	Proto Corp.	4,200	41,241
	PS Construction Co. Ltd.	1,110	7,597
	Punch Industry Co. Ltd.	2,600	7,982
	QB Net Holdings Co. Ltd.	1,400	13,651
	Qol Holdings Co. Ltd.	2,600	26,396
	Quick Co. Ltd.	2,200	31,728
	Raccoon Holdings, Inc.	2,900	11,636
	Raito Kogyo Co. Ltd.	4,700	68,192
	Raiznext Corp.	4,600	56,520
#	Raksul, Inc.	7,500	56,954
	Rakus Co. Ltd.	1,900	26,620
	Rasa Corp.	1,400	16,003
	Rasa Industries Ltd.	800	15,204
	Raysum Co. Ltd.	371	8,377
	Relo Group, Inc.	9,600	114,726
	Renaissance, Inc.	1,600	11,180
	Rengo Co. Ltd.	25,300	176,457
#*	RENOVA, Inc.	4,600	28,196
	Resorttrust, Inc.	11,500	194,118
	Restar Corp.	2,800	55,203
	Retail Partners Co. Ltd.	3,200	35,880
	Rheon Automatic Machinery Co. Ltd.	2,000	20,551
	Ricoh Leasing Co. Ltd.	1,500	54,604
	Ride On Express Holdings Co. Ltd.	1,200	8,271
#*	Right On Co. Ltd.	1,500	3,785
	Riken Keiki Co. Ltd.	3,000	88,078
	Riken Technos Corp.	5,600	36,899
	Riken Vitamin Co. Ltd.	2,200	41,464
#	Ringer Hut Co. Ltd.	1,800	27,234
	Rion Co. Ltd.	1,400	22,430
	Riso Kyoiku Co. Ltd.	5,580	9,035
	Rix Corp.	700	14,244

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Rock Field Co. Ltd.	2,100	$21,201
	Rokko Butter Co. Ltd.	1,700	17,261
	Roland Corp.	2,000	51,835
	Round One Corp.	28,400	169,095
#	Royal Holdings Co. Ltd.	2,700	45,660
	RS Technologies Co. Ltd.	2,400	51,792
	Ryobi Ltd.	3,200	43,880
	RYODEN Corp.	2,300	43,688
	Ryoyo Ryosan Holdings, Inc.	792	15,177
	S Foods, Inc.	2,300	45,640
	S&B Foods, Inc.	1,000	30,987
	Sac's Bar Holdings, Inc.	3,250	17,192
	Sagami Rubber Industries Co. Ltd.	1,000	6,632
	Saibu Gas Holdings Co. Ltd.	2,800	35,854
	Saizeriya Co. Ltd.	1,000	38,533
	Sakai Chemical Industry Co. Ltd.	2,200	41,723
	Sakai Heavy Industries Ltd.	600	23,521
	Sakai Moving Service Co. Ltd.	3,400	60,265
	Sakata INX Corp.	5,200	61,101
#	Sakura Internet, Inc.	1,700	34,486
	Sala Corp.	7,300	40,453
#	Samco, Inc.	900	25,489
	SAMTY HOLDINGS Co. Ltd.	2,800	51,166
	San Holdings, Inc.	4,400	38,332
	San ju San Financial Group, Inc.	2,700	36,994
	San-A Co. Ltd.	2,500	85,308
	San-Ai Obbli Co. Ltd.	6,600	90,476
	Sangetsu Corp.	5,000	99,478
	San-In Godo Bank Ltd.	16,200	154,051
	Sanken Electric Co. Ltd.	2,400	117,117
	Sanki Engineering Co. Ltd.	5,000	78,177
	Sanko Gosei Ltd.	2,900	13,491
	Sankyo Frontier Co. Ltd.	600	16,799
	Sankyo Seiko Co. Ltd.	4,000	18,388
	Sankyo Tateyama, Inc.	2,800	13,905
	Sankyu, Inc.	4,400	150,294
	Sanoh Industrial Co. Ltd.	5,400	35,852
	Sansei Technologies, Inc.	1,200	13,093
#	Sansha Electric Manufacturing Co. Ltd.	800	5,702
	Sanshin Electronics Co. Ltd.	2,000	28,845
	Santec Holdings Corp.	600	32,547
	Sanwa Co. Ltd./Kitahama Chuo-Ku Osaka	400	1,516
	Sanyo Chemical Industries Ltd.	1,600	43,855
	Sanyo Denki Co. Ltd.	1,000	48,446
	Sanyo Electric Railway Co. Ltd.	3,300	44,711
	Sanyo Shokai Ltd.	2,500	42,185
	Sanyo Special Steel Co. Ltd.	2,900	41,100
	Sanyo Trading Co. Ltd.	2,600	26,144
	Sato Holdings Corp.	3,000	43,229
	Sato Shoji Corp.	2,600	29,131
	Satori Electric Co. Ltd.	2,600	36,183
	Sawai Group Holdings Co. Ltd.	4,600	201,938
	SAXA, Inc.	400	6,858
*	SBI ARUHI Corp.	1,300	8,162
	SBI Global Asset Management Co. Ltd.	6,200	27,382
	SBI Insurance Group Co. Ltd.	1,200	8,344
	SBS Holdings, Inc.	2,300	42,281
	Scroll Corp.	4,700	32,173
	SEC Carbon Ltd.	1,000	15,823

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Seed Co. Ltd.	1,500	$5,617
	Segue Group Co. Ltd.	1,700	7,007
	Seika Corp.	1,600	44,391
	Seikagaku Corp.	5,200	30,969
	Seikitokyu Kogyo Co. Ltd.	1,400	16,115
	Seiko Group Corp.	3,300	98,635
	Seino Holdings Co. Ltd.	4,800	75,124
	Seiren Co. Ltd.	5,100	80,256
	Sekisui Jushi Corp.	3,700	62,340
	Sekisui Kasei Co. Ltd.	3,500	10,485
#	SEMITEC Corp.	800	11,029
	Senko Group Holdings Co. Ltd.	12,500	95,525
	Senshu Electric Co. Ltd.	2,000	67,701
	Senshu Ikeda Holdings, Inc.	29,200	74,924
#*	Senshukai Co. Ltd.	3,000	6,010
#	SERAKU Co. Ltd.	1,100	10,162
	Seria Co. Ltd.	4,800	112,258
	Seven Bank Ltd.	44,200	82,921
#	SFP Holdings Co. Ltd.	1,400	19,738
	Shibaura Electronics Co. Ltd.	2,400	47,947
	Shibaura Machine Co. Ltd.	2,500	61,441
	Shibaura Mechatronics Corp.	1,200	63,227
	Shibusawa Warehouse Co. Ltd.	1,200	24,439
	Shibuya Corp.	2,000	48,719
*	SHIFT, Inc.	900	69,135
	Shiga Bank Ltd.	4,699	126,204
	Shikibo Ltd.	900	6,991
	Shikoku Bank Ltd.	5,400	42,554
	Shikoku Electric Power Co., Inc.	16,100	140,415
	Shikoku Kasei Holdings Corp.	4,600	70,323
	Shima Seiki Manufacturing Ltd.	3,200	36,175
	Shimizu Bank Ltd.	2,400	25,810
	Shimojima Co. Ltd.	1,200	10,538
	Shin Nippon Air Technologies Co. Ltd.	1,200	35,866
#	Shin Nippon Biomedical Laboratories Ltd.	3,300	27,586
	Shinagawa Refractories Co. Ltd.	4,500	55,046
	Shindengen Electric Manufacturing Co. Ltd.	1,400	27,234
	Shin-Etsu Polymer Co. Ltd.	5,000	53,670
	Shinko Shoji Co. Ltd.	4,000	23,709
	Shinmaywa Industries Ltd.	7,700	75,745
	Shinnihon Corp.	3,400	37,867
	Shinnihonseiyaku Co. Ltd.	500	5,885
	Shinsho Corp.	1,000	58,388
	Shinwa Co. Ltd. (3447 JP)	1,700	8,579
	Shinwa Co. Ltd. (7607 JP)	1,500	26,678
	Ship Healthcare Holdings, Inc.	9,600	146,540
	Shizuki Electric Co., Inc.	1,600	4,534
	Shizuoka Gas Co. Ltd.	5,100	32,423
	Shoei Co. Ltd.	6,000	79,521
	Showa Sangyo Co. Ltd.	2,000	43,656
	Sigma Koki Co. Ltd.	700	7,031
	SIGMAXYZ Holdings, Inc.	3,400	33,600
	Siix Corp.	3,600	29,997
	Silver Life Co. Ltd.	700	4,417
*	Simplex Holdings, Inc.	2,900	41,810
	Sinanen Holdings Co. Ltd.	1,300	46,258
	Sinfonia Technology Co. Ltd.	3,599	76,512
	Sinko Industries Ltd.	2,400	64,846
	Sintokogio Ltd.	5,338	39,629

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	SK Kaken Co. Ltd.	200	$12,842
	SK-Electronics Co. Ltd.	1,300	26,899
	SKY Perfect JSAT Holdings, Inc.	20,600	121,203
*	Smaregi, Inc.	600	9,116
	SMK Corp.	500	8,385
	SMS Co. Ltd.	7,700	112,233
	SNT Corp.	3,900	6,015
	Soda Nikka Co. Ltd.	3,100	24,423
	Sodick Co. Ltd.	5,800	29,214
	Soft99 Corp.	2,300	23,927
	Softcreate Holdings Corp.	1,800	21,486
	Software Service, Inc.	400	37,373
	Soken Chemical & Engineering Co. Ltd.	800	14,023
	Solasto Corp.	6,800	23,057
	Soliton Systems KK	1,500	12,065
	Sotetsu Holdings, Inc.	9,700	159,102
	Sotoh Co. Ltd.	600	2,847
	Space Co. Ltd.	4,280	33,032
	Sparx Group Co. Ltd.	2,360	25,823
	SPK Corp.	1,000	15,282
	S-Pool, Inc.	7,500	15,930
	Sprix, Inc.	1,600	8,593
	SRA Holdings	1,000	29,006
#*	SRE Holdings Corp.	1,600	51,549
	SRS Holdings Co. Ltd.	2,500	21,338
	ST Corp.	2,100	22,282
	St. Marc Holdings Co. Ltd.	1,700	24,325
	Star Mica Holdings Co. Ltd.	3,600	16,339
	Star Micronics Co. Ltd.	5,000	70,167
	Starts Corp., Inc.	3,800	87,653
	Starzen Co. Ltd.	2,000	41,845
	St-Care Holding Corp.	2,600	15,539
	Stella Chemifa Corp.	1,500	41,333
	Step Co. Ltd.	1,500	20,496
	Strike Co. Ltd.	900	24,308
#	Studio Alice Co. Ltd.	1,100	15,702
	Subaru Enterprise Co. Ltd.	1,000	19,660
	Sugimoto & Co. Ltd.	1,500	29,307
	Sumida Corp.	3,300	23,429
#	Suminoe Textile Co. Ltd.	900	13,668
	Sumitomo Bakelite Co. Ltd.	2,900	81,641
	Sumitomo Densetsu Co. Ltd.	2,200	60,458
	Sumitomo Mitsui Construction Co. Ltd.	21,592	57,138
	Sumitomo Osaka Cement Co. Ltd.	4,000	112,629
*	Sumitomo Pharma Co. Ltd.	18,900	52,398
	Sumitomo Riko Co. Ltd.	5,000	50,466
	Sumitomo Seika Chemicals Co. Ltd.	900	31,891
	Sumitomo Warehouse Co. Ltd.	7,300	137,277
	Sun Frontier Fudousan Co. Ltd.	3,700	50,343
	Suncall Corp.	1,500	4,891
	Sun-Wa Technos Corp.	1,500	21,674
#	SUNWELS Co. Ltd.	1,500	25,439
	Suruga Bank Ltd.	20,500	162,682
#	Suzuden Corp.	1,100	13,873
	Suzuken Co. Ltd.	2,600	94,754
	Suzuki Co. Ltd.	1,400	13,480
	SWCC Corp.	4,300	127,601
	System Research Co. Ltd.	1,200	12,265
	System Support, Inc.	1,000	13,162

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Systena Corp.	34,600	$77,877
	Syuppin Co. Ltd.	1,800	17,420
	T Hasegawa Co. Ltd.	3,100	66,562
	T RAD Co. Ltd.	1,100	27,025
	Tachibana Eletech Co. Ltd.	2,500	49,959
	Tachikawa Corp.	2,700	25,079
	Tachi-S Co. Ltd.	4,300	56,984
	Tadano Ltd.	13,200	98,150
	Taihei Dengyo Kaisha Ltd.	2,000	70,581
	Taiheiyo Cement Corp.	3,700	101,058
	Taiho Kogyo Co. Ltd.	1,900	9,369
	Taikisha Ltd.	2,600	89,625
	Taiko Bank Ltd.	1,100	11,989
	Taisei Lamick Co. Ltd.	800	15,006
	Taiyo Holdings Co. Ltd.	3,500	83,646
	Takamatsu Construction Group Co. Ltd.	2,100	43,844
	Takamiya Co. Ltd.	1,700	5,397
	Takaoka Toko Co. Ltd.	1,200	16,096
	Takara & Co. Ltd.	1,500	30,207
	Takara Bio, Inc.	5,600	42,984
	Takara Holdings, Inc.	18,700	141,874
	Takara Standard Co. Ltd.	4,000	46,157
	Takasago International Corp.	2,100	54,354
	Takasago Thermal Engineering Co. Ltd.	3,900	153,593
	Takashimaya Co. Ltd.	3,500	64,813
	Takasho Co. Ltd.	1,700	5,782
#	Takatori Corp.	400	8,265
#	Take & Give Needs Co. Ltd.	1,300	8,748
	TAKEBISHI Corp.	1,400	23,206
	Takeuchi Manufacturing Co. Ltd.	3,400	108,757
	Taki Chemical Co. Ltd.	500	14,797
	Takuma Co. Ltd.	7,800	90,558
#	Tama Home Co. Ltd.	1,900	56,839
	Tamron Co. Ltd.	4,000	113,137
	Tamura Corp.	11,000	49,453
#	Tanaka Chemical Corp.	1,600	10,390
	Tanseisha Co. Ltd.	5,900	36,374
	Taoka Chemical Co. Ltd.	1,000	5,592
*	Tatsuta Electric Wire & Cable Co. Ltd.	5,200	27,021
	Tayca Corp.	1,900	21,477
#	Tazmo Co. Ltd.	1,200	24,686
	Tbk Co. Ltd.	2,800	5,782
	TDC Soft, Inc.	5,200	44,512
	TechMatrix Corp.	5,200	72,688
	Techno Horizon Co. Ltd.	1,400	4,049
	Techno Medica Co. Ltd.	700	8,356
	Techno Ryowa Ltd.	1,500	16,633
	Techno Smart Corp.	700	8,632
	TechnoPro Holdings, Inc.	6,700	128,834
	Tecnos Japan, Inc.	2,900	16,142
	Teijin Ltd.	19,000	182,837
	Teikoku Electric Manufacturing Co. Ltd.	2,300	41,322
	Teikoku Sen-I Co. Ltd.	2,900	48,147
	Teikoku Tsushin Kogyo Co. Ltd.	800	11,656
	Tekken Corp.	1,800	31,112
	Temairazu, Inc.	400	9,408
	Tenma Corp.	2,000	37,179
	Tenpos Holdings Co. Ltd.	700	16,467
#	Tera Probe, Inc.	500	13,859

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Terasaki Electric Co. Ltd.	700	$11,594
	TESEC Corp.	700	8,095
	Tess Holdings Co. Ltd.	6,500	17,629
	T-Gaia Corp.	2,100	54,387
	Tigers Polymer Corp.	1,400	7,706
	TKC Corp.	2,400	56,843
#*	TKP Corp.	1,600	19,263
	Toa Corp. (1885 JP)	9,600	64,721
	Toa Corp. (6809 JP)	2,600	18,910
	TOA ROAD Corp.	3,000	24,913
	Toagosei Co. Ltd.	10,300	110,342
	Tobishima Corp.	3,420	34,893
	TOC Co. Ltd.	6,100	28,810
	Tocalo Co. Ltd.	8,200	107,158
	Tochigi Bank Ltd.	12,300	29,269
	Toda Corp.	25,600	185,017
#*	Toda Kogyo Corp.	200	2,738
	Toei Co. Ltd.	1,500	38,645
	Toenec Corp.	1,400	46,523
	Toho Bank Ltd.	31,300	65,685
	Toho Co. Ltd. (8142 JP)	900	19,106
	Toho Gas Co. Ltd.	4,500	138,988
#	Toho Holdings Co. Ltd.	5,800	168,655
#	Toho Titanium Co. Ltd.	4,500	41,145
#*	Toho Zinc Co. Ltd.	2,700	14,121
	Tohoku Bank Ltd.	800	6,556
#	Tohokushinsha Film Corp.	5,400	22,998
	Tokai Carbon Co. Ltd.	25,500	163,417
	Tokai Corp.	2,500	37,308
	TOKAI Holdings Corp.	10,700	71,884
	Tokai Rika Co. Ltd.	6,900	93,636
	Tokai Tokyo Financial Holdings, Inc.	25,100	98,093
	Token Corp.	880	69,529
	Tokushu Tokai Paper Co. Ltd.	919	23,724
	Tokuyama Corp.	6,900	135,264
	Tokyo Base Co. Ltd.	2,400	4,463
	Tokyo Electron Device Ltd.	2,400	62,373
	Tokyo Energy & Systems, Inc.	4,100	35,656
	Tokyo Individualized Educational Institute, Inc.	3,700	10,195
	Tokyo Keiki, Inc.	800	17,962
	Tokyo Kiraboshi Financial Group, Inc.	3,024	91,139
	Tokyo Rope Manufacturing Co. Ltd.	600	5,089
	Tokyo Sangyo Co. Ltd.	2,700	13,234
	Tokyo Steel Manufacturing Co. Ltd.	6,600	83,966
#	Tokyo Tekko Co. Ltd.	1,500	50,591
#	Tokyo Theatres Co., Inc.	600	4,522
#	Tokyotokeiba Co. Ltd.	1,800	50,453
	Tokyu Construction Co. Ltd.	10,400	54,687
	Toli Corp.	6,000	17,036
	Tomato Bank Ltd.	900	7,859
	Tomen Devices Corp.	400	18,897
	Tomoe Corp.	3,500	20,454
	Tomoe Engineering Co. Ltd.	1,000	28,867
	Tomoku Co. Ltd.	1,500	26,556
	TOMONY Holdings, Inc.	25,600	73,175
	Tomy Co. Ltd.	10,417	236,366
	Tonami Holdings Co. Ltd.	800	33,753
	Topcon Corp.	13,400	138,597
	Topre Corp.	4,300	59,004

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Topy Industries Ltd.	1,600	$24,770
	Torex Semiconductor Ltd.	1,100	14,370
#	Toridoll Holdings Corp.	4,600	120,302
	Torigoe Co. Ltd.	2,500	11,995
	Torii Pharmaceutical Co. Ltd.	1,600	39,898
	Torishima Pump Manufacturing Co. Ltd.	2,000	41,475
	Tosei Corp.	4,200	70,096
	Toshiba TEC Corp.	3,200	71,728
	Tosho Co. Ltd.	2,800	13,571
	Totech Corp.	3,600	61,345
	Totetsu Kogyo Co. Ltd.	3,100	67,176
	Tottori Bank Ltd.	600	5,468
	Toukei Computer Co. Ltd.	1,000	30,229
	Tow Co. Ltd.	4,500	10,706
	Towa Bank Ltd.	7,700	35,409
	Towa Corp.	2,400	138,243
	Towa Pharmaceutical Co. Ltd.	3,000	61,177
	Toyo Construction Co. Ltd.	10,400	106,073
	Toyo Corp.	3,000	31,756
	Toyo Denki Seizo KK	1,000	8,147
	Toyo Engineering Corp.	3,400	18,209
#	Toyo Gosei Co. Ltd.	600	37,278
	Toyo Kanetsu KK	1,200	29,848
	Toyo Machinery & Metal Co. Ltd.	2,600	12,280
	Toyo Securities Co. Ltd.	12,000	30,493
	Toyo Tanso Co. Ltd.	1,900	77,195
	Toyo Tire Corp.	4,000	65,263
	Toyobo Co. Ltd.	16,900	116,033
	Toyoda Gosei Co. Ltd.	5,300	96,771
	Toyota Boshoku Corp.	2,700	36,384
	TPR Co. Ltd.	3,300	54,581
	Trancom Co. Ltd.	1,000	44,423
	Transaction Co. Ltd.	2,400	28,689
	Transcosmos, Inc.	3,300	75,979
	TRE Holdings Corp.	6,356	55,487
	Treasure Factory Co. Ltd.	1,400	17,506
	Trenders, Inc.	1,600	10,683
	Trusco Nakayama Corp.	5,200	84,177
	TS Tech Co. Ltd.	11,800	156,479
	TSI Holdings Co. Ltd.	8,125	48,747
	Tsubaki Nakashima Co. Ltd.	9,000	46,964
	Tsubakimoto Chain Co.	3,500	151,359
	Tsubakimoto Kogyo Co. Ltd.	1,200	16,434
#	Tsuburaya Fields Holdings, Inc.	4,100	43,140
	Tsugami Corp.	5,000	54,943
	Tsukada Global Holdings, Inc.	1,900	6,236
	Tsukishima Holdings Co. Ltd.	4,000	39,146
	Tsukuba Bank Ltd.	5,500	11,872
	Tsumura & Co.	7,800	206,804
	Tsurumi Manufacturing Co. Ltd.	2,000	52,953
	Tsutsumi Jewelry Co. Ltd.	800	11,557
	TV Asahi Holdings Corp.	3,400	47,384
	Tv Tokyo Holdings Corp.	1,500	36,673
	UACJ Corp.	4,203	119,681
	UBE Corp.	12,100	216,197
	Ubicom Holdings, Inc.	800	7,090
	Uchida Yoko Co. Ltd.	1,200	62,508
	ULS Group, Inc.	300	9,870
#	Ultrafabrics Holdings Co. Ltd.	600	4,676

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	U-Next Holdings Co. Ltd.	1,600	$55,102
	Union Tool Co.	600	23,217
	Unipres Corp.	5,500	46,102
	United Arrows Ltd.	2,700	38,399
#	United Super Markets Holdings, Inc.	6,300	37,740
	UNITED, Inc.	2,400	13,093
*	Unitika Ltd.	10,400	20,156
#	Universal Entertainment Corp.	3,800	38,762
	User Local, Inc.	600	8,227
	Ushio, Inc.	11,800	169,207
	UT Group Co. Ltd.	4,300	93,144
	V Technology Co. Ltd.	1,500	29,183
	Valor Holdings Co. Ltd.	4,800	81,640
	Valqua Ltd.	1,500	36,691
#	Value HR Co. Ltd.	1,400	14,397
	ValueCommerce Co. Ltd.	2,300	18,074
#*	V-Cube, Inc.	1,000	1,759
	Vector, Inc.	3,300	21,741
	Vertex Corp.	1,800	24,457
	Vision, Inc.	5,000	45,013
#*	Visional, Inc.	1,800	95,036
	Vital KSK Holdings, Inc.	5,900	51,785
	VT Holdings Co. Ltd.	7,400	25,726
	Wacoal Holdings Corp.	5,200	151,539
	Wakachiku Construction Co. Ltd.	1,700	38,298
	Wakita & Co. Ltd.	3,700	41,324
	Warabeya Nichiyo Holdings Co. Ltd.	2,500	43,163
	Watahan & Co. Ltd.	2,000	24,679
	WATAMI Co. Ltd.	1,100	6,941
	WDB Holdings Co. Ltd.	1,100	13,454
	WDI Corp.	600	12,808
	Weathernews, Inc.	700	26,719
	Wellneo Sugar Co. Ltd.	2,100	32,758
	Wellnet Corp.	2,300	11,085
#	West Holdings Corp.	3,408	52,519
	Will Group, Inc.	1,500	10,371
*	WingArc1st, Inc.	2,600	48,446
#	Wood One Co. Ltd.	600	3,628
	World Co. Ltd.	2,800	41,927
	World Holdings Co. Ltd.	1,000	14,567
	Wowow, Inc.	800	6,174
#*	W-Scope Corp.	7,000	22,532
	Xebio Holdings Co. Ltd.	4,700	37,913
	Yahagi Construction Co. Ltd.	4,200	46,839
	YAKUODO Holdings Co. Ltd.	1,200	22,572
	YAMABIKO Corp.	3,960	56,105
	YAMADA Consulting Group Co. Ltd.	1,900	27,667
	Yamae Group Holdings Co. Ltd.	1,100	17,209
	Yamagata Bank Ltd.	3,600	27,873
	Yamaguchi Financial Group, Inc.	15,200	188,950
	Yamaichi Electronics Co. Ltd.	3,100	66,079
	Yamanashi Chuo Bank Ltd.	4,600	61,947
	Yamatane Corp.	1,000	21,721
	Yamato Corp.	1,400	9,349
	Yamaura Corp.	1,300	11,259
	Yamaya Corp.	1,000	20,947
	Yamazen Corp.	6,600	68,270
	Yaoko Co. Ltd.	1,300	79,509
	Yashima Denki Co. Ltd.	2,600	29,866

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Yasuda Logistics Corp.	2,000	$21,308
	Yellow Hat Ltd.	4,500	78,778
	Yodogawa Steel Works Ltd.	2,400	90,247
	Yokogawa Bridge Holdings Corp.	4,000	72,387
	Yokorei Co. Ltd.	6,700	48,451
	Yokowo Co. Ltd.	2,300	29,656
	Yomeishu Seizo Co. Ltd.	1,000	15,835
	Yondenko Corp.	840	21,393
#	Yondoshi Holdings, Inc.	2,300	30,076
	Yonex Co. Ltd.	7,400	108,084
#	Yorozu Corp.	2,000	15,345
*	Yoshimura Food Holdings KK	1,500	16,008
#	Yoshinoya Holdings Co. Ltd.	8,200	157,790
	Yotai Refractories Co. Ltd.	3,000	36,390
	Yuasa Trading Co. Ltd.	2,000	74,616
	Yukiguni Maitake Co. Ltd.	2,100	14,285
	Yurtec Corp.	6,100	61,390
	Yushin Precision Equipment Co. Ltd.	1,200	5,668
	Yushiro Chemical Industry Co. Ltd.	1,000	11,972
	Zenitaka Corp.	400	11,112
	Zenkoku Hosho Co. Ltd.	1,100	45,501
	Zenrin Co. Ltd.	3,800	24,444
	Zeon Corp.	11,900	105,102
	ZERIA Pharmaceutical Co. Ltd.	3,400	49,662
	ZIGExN Co. Ltd.	10,600	40,998
	Zojirushi Corp.	3,300	33,047
#	Zuiko Corp.	2,800	20,640
TOTAL JAPAN			72,898,877
NETHERLANDS — (1.9%)
	Aalberts NV	11,759	449,636
	Acomo NV	2,505	46,831
#*Ω	Alfen NV	2,289	42,321
	Allfunds Group PLC	6,947	41,755
#	AMG Critical Materials NV	3,379	57,483
	Aperam SA	6,050	164,400
	Arcadis NV	9,292	663,645
*	Avantium NV	4,187	11,272
Ω	B&S Group SARL	5,301	27,139
#*Ω	Basic-Fit NV	4,834	116,942
	BE Semiconductor Industries NV	677	87,214
#	Brunel International NV	2,645	30,154
	Corbion NV	7,289	163,166
Ω	CTP NV	7,867	137,830
	Flow Traders Ltd.	4,148	69,149
	ForFarmers NV	4,983	15,747
	Fugro NV	21,119	564,046
	IMCD NV	2,282	328,137
*	InPost SA	10,998	190,546
#	Kendrion NV	2,383	31,942
	Koninklijke BAM Groep NV	40,197	166,591
	Koninklijke Heijmans NV, CVA	3,425	99,027
	Koninklijke Vopak NV	8,061	360,110
#	MFE-MediaForEurope NV (MFEB IM), Class B	8,379	38,867
	Nedap NV	608	38,363
	OCI NV	7,075	170,510
#*	Pharming Group NV	79,550	68,861
*	Pluxee NV	7,163	167,900
#	PostNL NV	36,716	54,211

VA International Small Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	Qiagen NV (QGEN US)	10,231	$455,177
	Randstad NV	3,741	182,205
	SBM Offshore NV	15,980	258,976
*	SIF Holding NV	631	8,538
Ω	Signify NV	14,744	364,979
	Sligro Food Group NV	3,086	41,011
	TKH Group NV, CVA	5,041	220,905
#*	TomTom NV	7,909	43,392
	Van Lanschot Kempen NV, CVA	4,197	181,643
TOTAL NETHERLANDS			6,160,621
NEW ZEALAND — (0.3%)
	Air New Zealand Ltd.	154,777	53,391
	Arvida Group Ltd.	48,553	46,920
	Briscoe Group Ltd.	4,326	11,321
	Channel Infrastructure NZ Ltd.	33,823	29,751
	Chorus Ltd. (CNU NZ)	15,906	74,834
	Delegat Group Ltd.	3,242	9,781
#	Fletcher Building Ltd. (FBU NZ)	43,944	81,903
	Freightways Group Ltd.	12,736	69,003
	Genesis Energy Ltd.	26,727	35,267
*	Gentrack Group Ltd.	6,405	40,092
	Hallenstein Glasson Holdings Ltd.	5,327	18,780
	Heartland Group Holdings Ltd.	84,545	53,706
	Investore Property Ltd.	32,043	22,151
	KMD Brands Ltd.	57,266	15,183
	Manawa Energy Ltd.	4,827	12,365
#	NZME Ltd. (NZM AU)	14,069	8,800
	NZX Ltd.	25,755	18,001
*	Oceania Healthcare Ltd.	61,685	28,638
*	Pacific Edge Ltd.	48,944	2,622
	PGG Wrightson Ltd.	1,057	1,242
	Rakon Ltd.	8,385	4,493
#*	Restaurant Brands New Zealand Ltd.	2,935	5,338
	Sanford Ltd.	8,585	21,204
	Scales Corp. Ltd.	8,503	17,862
*	Serko Ltd.	3,777	8,116
	Skellerup Holdings Ltd.	13,671	36,259
	SKY Network Television Ltd.	12,046	18,206
	SKYCITY Entertainment Group Ltd.	47,456	43,984
	Steel & Tube Holdings Ltd.	31,557	19,007
	Summerset Group Holdings Ltd.	18,327	122,315
*	Synlait Milk Ltd.	6,969	1,207
	Tourism Holdings Ltd.	13,562	17,817
	TOWER Ltd.	35,693	23,816
#	Turners Automotive Group Ltd.	4,781	12,537
*	Vista Group International Ltd.	26,411	37,924
	Vulcan Steel Ltd.	2,199	8,998
#	Warehouse Group Ltd.	13,502	11,332
TOTAL NEW ZEALAND			1,044,166
NORWAY — (0.9%)
	2020 Bulkers Ltd.	1,664	22,735
	ABG Sundal Collier Holding ASA	48,103	28,985
	AF Gruppen ASA	2,925	36,097
#*	Agilyx ASA	3,604	11,169
*	Akastor ASA	20,811	31,587
#*	Aker Carbon Capture ASA	25,149	14,680

VA International Small Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	AMSC ASA	10,667	$30,866
*	ArcticZymes Technologies ASA	4,800	11,663
	Atea ASA	9,153	121,809
#*	Atlantic Sapphire ASA	514	309
	Austevoll Seafood ASA	5,588	46,149
Ω	Avance Gas Holding Ltd.	3,411	52,418
#*	Axactor ASA	25,001	9,272
	B2 Impact ASA	23,892	18,793
	Belships ASA	7,600	16,023
*	BEWi ASA	6,546	16,929
*	Bluenord ASA	2,137	99,836
	Bonheur ASA	2,161	56,346
	Borr Drilling Ltd.	8,464	57,978
	Borregaard ASA	5,447	93,279
	Bouvet ASA	10,437	60,665
	BW Offshore Ltd.	10,768	30,014
*	Cloudberry Clean Energy ASA	22,324	23,874
*Ω	Crayon Group Holding ASA	6,066	72,370
	DNO ASA	55,702	56,724
*Ω	Elkem ASA	21,116	44,068
Ω	Elmera Group ASA	17,422	54,222
	Elopak ASA	10,134	36,232
Ω	Europris ASA	16,921	100,962
*	FLEX LNG Ltd. (FLNG US)	1,380	37,122
*	Gaming Innovation Group, Inc.	7,082	19,426
#	Grieg Seafood ASA	5,477	31,948
*	Hexagon Composites ASA	17,331	52,797
#*	Hexagon Purus ASA	5,948	5,228
Ω	Kid ASA	4,003	48,281
	Kitron ASA	23,107	77,039
Ω	Klaveness Combination Carriers ASA	3,243	30,845
*	Kongsberg Automotive ASA	96,264	14,506
*	LINK Mobility Group Holding ASA	33,260	63,573
	Medistim ASA	1,105	16,902
*	Morrow Bank ASA	13,215	6,538
	MPC Container Ships ASA	38,116	79,968
Ω	Multiconsult ASA	1,536	23,489
	Norbit ASA	2,867	21,179
*	Nordic Mining ASA	10,260	21,108
#Ω	Norske Skog ASA	7,831	29,077
*	Northern Ocean Ltd.	15,527	10,375
*	Norwegian Air Shuttle ASA	69,005	72,014
*	NRC Group ASA	5,788	5,518
#*	Nykode Therapeutics ASA	15,821	21,778
	Odfjell Drilling Ltd.	14,732	76,990
	Odfjell SE, Class A	2,813	42,845
	Odfjell Technology Ltd.	1,620	9,213
*	OKEA ASA	3,071	6,754
Ω	Okeanis Eco Tankers Corp.	2,062	66,139
*	Otello Corp. ASA	4,092	2,988
	Panoro Energy ASA	7,326	22,159
	Pareto Bank ASA	2,935	18,008
	Pexip Holding ASA	6,590	18,330
*	PhotoCure ASA	3,580	18,148
	Rana Gruber ASA	3,575	23,916
#*	REC Silicon ASA	35,228	28,913
	Sandnes Sparebank	1,135	10,771
*	SATS ASA	6,868	10,815
*Ω	Scatec ASA	13,436	108,451

VA International Small Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
*	Sea1 offshore, Inc.	8,468	$24,288
	Selvaag Bolig ASA	5,226	18,057
#*Ω	Shelf Drilling Ltd.	13,484	27,924
	Sparebank 1 Oestlandet	2,663	36,688
	SpareBank 1 Sorost-Norge	8,478	55,789
	Sparebanken More	3,895	30,274
	TGS ASA	15,162	185,398
	Veidekke ASA	8,719	97,467
*	Volue ASA	4,262	15,913
	Wilh Wilhelmsen Holding ASA, Class A	1,434	50,789
*Ω	XXL ASA	610	4,722
#*	Zaptec ASA	6,598	6,953
TOTAL NORWAY			2,963,467
PORTUGAL — (0.4%)
	Altri SGPS SA	13,025	70,806
	Banco Comercial Portugues SA, Class R	1,368,272	576,799
	Corticeira Amorim SGPS SA	5,127	50,460
	CTT-Correios de Portugal SA	11,368	51,373
*	Greenvolt-Energias Renovaveis SA	3,871	34,865
#	Ibersol SGPS SA	3,299	24,912
	Mota-Engil SGPS SA	12,914	50,670
	Navigator Co. SA	16,876	68,472
	NOS SGPS SA	33,682	129,592
	REN - Redes Energeticas Nacionais SGPS SA	53,792	136,416
	Semapa-Sociedade de Investimento e Gestao	917	14,838
	Sonae SGPS SA	109,133	111,317
TOTAL PORTUGAL			1,320,520
SINGAPORE — (0.9%)
*	AEM Holdings Ltd.	18,382	23,191
	Aztech Global Ltd.	18,500	14,846
*††	Best World International Ltd.	18,800	35,318
	Boustead Singapore Ltd.	40,300	30,170
	Bukit Sembawang Estates Ltd.	15,900	40,221
Ω	BW LPG Ltd.	1,614	26,234
	Capitaland India Trust	99,814	81,525
	China Aviation Oil Singapore Corp. Ltd.	27,800	18,430
	China Sunsine Chemical Holdings Ltd.	43,800	12,595
	Chuan Hup Holdings Ltd.	87,000	10,926
	ComfortDelGro Corp. Ltd.	201,300	211,187
*	COSCO Shipping International Singapore Co. Ltd.	175,500	19,445
*	Creative Technology Ltd.	2,650	2,504
	CSE Global Ltd.	41,600	14,805
*	Del Monte Pacific Ltd.	39,100	2,422
	Delfi Ltd.	32,000	20,112
	DFI Retail Group Holdings Ltd.	14,100	24,660
	Dyna-Mac Holdings Ltd.	68,700	29,332
*††	Ezion Holdings Ltd.	243,320	0
#*††	Ezra Holdings Ltd.	229,921	0
	Far East Orchard Ltd.	11,554	8,637
	First Resources Ltd.	60,300	66,888
	Food Empire Holdings Ltd.	26,500	20,046
	Fraser & Neave Ltd.	24,800	22,089
	Frencken Group Ltd.	23,200	22,728
*	Fu Yu Corp. Ltd.	62,300	5,794
	Geo Energy Resources Ltd.	62,900	13,645
	Golden Agri-Resources Ltd.	641,300	131,793

VA International Small Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	GuocoLand Ltd.	41,300	$45,763
	Haw Par Corp. Ltd.	10,000	78,080
	Ho Bee Land Ltd.	24,900	34,691
	Hong Fok Corp. Ltd.	54,120	32,817
	Hong Leong Asia Ltd.	16,000	8,551
	Hong Leong Finance Ltd.	28,500	51,784
	Hotel Grand Central Ltd.	44,475	24,472
	Hour Glass Ltd.	15,200	17,977
	Hutchison Port Holdings Trust	544,100	66,416
*††	Hyflux Ltd.	27,500	0
	iFAST Corp. Ltd.	11,400	63,971
	Indofood Agri Resources Ltd.	28,000	6,174
*	Japfa Ltd.	32,120	7,928
	Keppel Infrastructure Trust	359,185	129,279
	Mandarin Oriental International Ltd.	29,400	48,516
	Metro Holdings Ltd.	51,300	18,818
	Micro-Mechanics Holdings Ltd.	5,200	6,166
*††	Midas Holdings Ltd.	114,000	0
*	mm2 Asia Ltd.	144,000	1,837
	Nanofilm Technologies International Ltd.	23,000	14,695
	Netlink NBN Trust	252,800	160,854
*	Oceanus Group Ltd.	837,300	5,585
	Olam Group Ltd.	34,700	30,090
	OUE Ltd.	32,900	25,658
*	Oxley Holdings Ltd.	85,599	5,188
	Propnex Ltd.	24,200	14,943
	QAF Ltd.	16,600	10,125
*	Raffles Education Ltd.	63,960	2,253
	Raffles Medical Group Ltd.	85,287	59,956
	Riverstone Holdings Ltd.	50,900	36,361
	SATS Ltd.	43,875	107,859
	SBS Transit Ltd.	8,500	15,793
	Sheng Siong Group Ltd.	66,800	76,936
	SIA Engineering Co. Ltd.	22,600	38,737
	Silverlake Axis Ltd.	61,400	13,319
	Sinarmas Land Ltd.	108,000	13,131
	Singapore Land Group Ltd.	16,800	22,269
	Singapore Post Ltd.	134,500	44,342
	Stamford Land Corp. Ltd.	40,485	11,525
	StarHub Ltd.	68,000	64,610
	Straits Trading Co. Ltd.	16,749	17,184
*††	Swiber Holdings Ltd.	17,249	0
*††	Swiber Holdings Ltd. (SWIB SP)	17,249	0
	Thomson Medical Group Ltd.	346,900	12,976
	Tuan Sing Holdings Ltd.	51,564	8,685
	UMS Holdings Ltd.	44,262	37,202
	UOB-Kay Hian Holdings Ltd.	46,445	47,878
	Valuetronics Holdings Ltd.	29,800	14,381
	Venture Corp. Ltd.	22,700	256,972
	Vicom Ltd.	8,800	9,090
	Wing Tai Holdings Ltd.	50,670	51,570
	Yeo Hiap Seng Ltd.	2,538	1,025
TOTAL SINGAPORE			2,783,975
SPAIN — (2.4%)
	Acciona SA	1,401	181,631
	Acerinox SA	18,875	198,329
Ω	Aedas Homes SA	1,812	45,511
	Almirall SA	11,779	117,423

VA International Small Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
#*	Amper SA	209,940	$22,044
	Atresmedia Corp. de Medios de Comunicacion SA	14,163	71,607
*	Audax Renovables SA	12,157	24,030
	Azkoyen SA	2,184	15,024
	Banco de Sabadell SA	591,420	1,248,041
	Bankinter SA	84,414	721,018
	Cia de Distribucion Integral Logista Holdings SA	7,624	225,778
	CIE Automotive SA	4,868	142,191
	Construcciones y Auxiliar de Ferrocarriles SA	2,025	76,665
	Corp. ACCIONA Energias Renovables SA	1,743	36,812
*	Distribuidora Internacional de Alimentacion SA	2,246,218	30,873
	Ebro Foods SA	7,810	135,426
*	eDreams ODIGEO SA	8,243	60,183
	Elecnor SA	5,253	113,946
#	Enagas SA	30,879	462,936
*	Ence Energia y Celulosa SA	13,122	46,102
	Ercros SA	14,096	59,077
	Faes Farma SA	40,443	154,830
	Fluidra SA	9,216	205,321
Ω	Gestamp Automocion SA	17,887	51,878
Ω	Global Dominion Access SA	11,493	37,539
#*	Grenergy Renovables SA	1,360	51,436
*	Grifols SA	22,700	229,282
	Grupo Catalana Occidente SA	5,499	237,736
	Grupo Empresarial San Jose SA	2,273	10,975
	Iberpapel Gestion SA	19	386
	Iberpapel Gestion SA (IBG SM)	963	19,593
	Indra Sistemas SA	19,135	383,731
	Laboratorio Reig Jofre SA	1,760	5,353
	Laboratorios Farmaceuticos Rovi SA	3,643	350,508
#	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	50,832	60,893
	Mapfre SA	98,862	239,585
	Melia Hotels International SA	13,608	104,194
	Miquel y Costas & Miquel SA	3,439	47,405
Ω	Neinor Homes SA	4,984	70,117
#*	Obrascon Huarte Lain SA	24,285	8,430
*	Oryzon Genomics SA	3,260	6,557
	Pharma Mar SA	586	24,643
	Prim SA	846	9,934
*	Promotora de Informaciones SA, Class A	21,413	8,006
Ω	Prosegur Cash SA	36,936	21,302
	Realia Business SA	40,885	43,463
	Redeia Corp. SA	9,350	166,008
	Sacyr SA	55,108	194,696
*	Solaria Energia y Medio Ambiente SA	8,193	97,839
#*	Soltec Power Holdings SA	2,859	6,722
Ω	Talgo SA	10,483	47,523
*	Tecnicas Reunidas SA	5,293	66,035
	Tubacex SA	17,770	55,316
Ω	Unicaja Banco SA	190,239	256,064
	Vidrala SA	2,687	279,643
	Viscofan SA	5,094	339,657
	Vocento SA	10,365	9,189
TOTAL SPAIN			7,936,436
SWEDEN — (3.0%)
Ω	AcadeMedia AB	11,393	58,564
	AddLife AB, Class B	8,958	131,341
	Addnode Group AB	14,839	147,470

VA International Small Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	AFRY AB	9,708	$175,966
Ω	Alimak Group AB	9,300	98,592
	Alleima AB	18,729	136,103
	Alligo AB, Class B	3,336	43,892
Ω	Ambea AB	15,686	116,939
*	Annehem Fastigheter AB, Class B	4,374	7,902
	AQ Group AB	8,425	112,218
	Arise AB	2,664	13,051
	Arjo AB, Class B	21,993	85,237
Ω	Attendo AB	17,080	74,730
	Balco Group AB	780	3,059
	Beijer Alma AB	5,922	121,345
	Bergman & Beving AB	5,203	154,065
	Betsson AB, Class B	15,760	187,590
#*	Better Collective AS	5,192	118,900
*	BHG Group AB	34,784	51,333
	Bilia AB, Class A	9,569	119,102
	Billerud Aktiebolag	18,624	187,536
*	BioInvent International AB	4,765	17,982
	Biotage AB	694	12,998
*	Bonava AB, Class B	29,853	24,426
*Ω	Boozt AB	4,035	41,286
Ω	Bravida Holding AB	2,300	18,617
	BTS Group AB, Class B	760	22,588
	Bufab AB	3,329	138,807
	Bulten AB	1,365	9,914
	Bure Equity AB	5,479	205,267
	Byggmax Group AB	8,034	28,019
#*	Calliditas Therapeutics AB, ADR	237	9,122
	Catella AB	6,126	17,337
	Catena AB	2,932	149,263
*	Catena Media PLC	8,350	5,179
*	Cavotec SA	3,590	7,131
	Cellavision AB	1,836	43,841
	Cibus Nordic Real Estate AB publ	6,346	99,121
#*	Cint Group AB	9,045	8,981
	Clas Ohlson AB, Class B	7,761	123,290
	Cloetta AB, Class B	35,878	76,974
	Concentric AB	4,906	75,408
Ω	Coor Service Management Holding AB	11,573	46,674
	Corem Property Group AB (COREB SS), Class B	58,479	52,222
	Corem Property Group AB (CORED SS), Class D	1,514	35,797
	CTT Systems AB	1,396	35,781
	Dios Fastigheter AB	7,839	62,921
Ω	Dometic Group AB	28,317	194,283
*Ω	Dustin Group AB	35,752	38,485
	Eastnine AB	12,380	51,138
	Elanders AB, Class B	2,467	23,167
	Electrolux Professional AB, Class B	22,887	144,066
	Elekta AB, Class B	9,154	57,470
*Ω	Eltel AB	2,122	1,459
*	Enea AB	2,398	19,139
	Eolus Vind AB, Class B	1,951	12,755
	Ependion AB	3,083	35,135
	Ework Group AB	1,140	15,283
	Fagerhult Group AB	9,325	57,054
	Fasadgruppen Group AB	1,014	6,182
*	Fastighets AB Trianon	3,524	7,803
*	Fastighetsbolaget Emilshus AB, Class B	530	2,030

VA International Small Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	FastPartner AB (FPARA SS), Class A	6,212	$40,409
	Fenix Outdoor International AG	523	30,370
*	Ferronordic AB	734	5,469
	FormPipe Software AB	2,655	6,178
	G5 Entertainment AB	858	10,108
	GARO AB	263	650
	Granges AB	13,482	164,587
*Ω	Green Landscaping Group AB	965	7,269
	Hanza AB	4,490	25,036
	Heba Fastighets AB, Class B	11,429	34,929
	HMS Networks AB	3,262	126,904
*Ω	Hoist Finance AB	7,538	48,734
*	Humana AB	3,640	10,761
	Instalco AB	18,294	87,137
*	International Petroleum Corp. (IPCO CN)	615	8,865
*	International Petroleum Corp. (IPCO SS)	10,960	160,518
	INVISIO AB	2,567	60,001
	Inwido AB	6,754	111,467
	ITAB Shop Concept AB	6,810	17,257
	JM AB	7,100	138,419
*	John Mattson Fastighetsforetagen AB	2,266	13,340
	Kabe Group AB, Class B	409	14,049
*	Karnov Group AB	13,267	94,858
#*	K-fast Holding AB	9,722	20,362
	KNOW IT AB	4,178	63,634
	Lime Technologies AB	1,571	52,963
	Lindab International AB	12,632	312,525
	Loomis AB	6,507	207,347
*	Maha Energy AB	6,730	5,340
*	Medcap AB	2,076	116,639
	Medicover AB, Class B	3,301	59,560
	MEKO AB	6,042	63,402
*	Midsona AB, Class B	2,500	2,541
*	Modern Times Group MTG AB, Class B	17,794	136,639
	Momentum Group AB	4,931	83,203
#	NCAB Group AB	16,504	120,735
	NCC AB, Class B	12,373	191,036
	Nederman Holding AB	2,831	57,662
*	Net Insight AB, Class B	41,507	25,980
	New Wave Group AB, Class B	11,290	119,559
	Nilorngruppen AB, Class B	954	6,406
*	Nobia AB	59,716	29,312
	Nolato AB, Class B	22,976	123,383
	Nordic Paper Holding AB	3,379	18,413
	Nordic Waterproofing Holding AB	3,649	54,909
*	Norion Bank AB	8,935	33,859
*	Note AB	1,939	25,842
	NP3 Fastigheter AB	4,244	101,565
	Nyfosa AB	21,543	220,480
	OEM International AB, Class B	8,880	102,474
*	Orron Energy AB	27,733	19,805
*	Ovzon AB	2,036	4,164
*	OX2 AB	1,519	8,414
	Peab AB, Class B	19,948	148,779
	Platzer Fastigheter Holding AB, Class B	6,591	60,289
*	Pricer AB, Class B	41,621	49,337
	Proact IT Group AB	2,325	34,778
#	Probi AB	193	4,993
	Ratos AB, Class B	24,460	78,702

VA International Small Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	RaySearch Laboratories AB	4,293	$54,545
	Rejlers AB	1,542	22,895
Ω	Resurs Holding AB	23,704	50,664
	Rottneros AB	8,130	8,596
	Rvrc Holding AB	10,525	43,455
	Scandi Standard AB	5,934	45,501
*Ω	Scandic Hotels Group AB	29,182	177,606
*	Sdiptech AB, Class B	3,524	107,913
*	Sedana Medical AB	4,668	10,402
*Ω	Sinch AB	62,462	169,299
	SinterCast AB	685	7,579
	SkiStar AB	4,670	68,771
	Solid Forsakring AB	1,512	12,401
*	Stendorren Fastigheter AB	2,374	41,593
*	Stillfront Group AB	50,717	42,405
	Storskogen Group AB, Class B	132,352	107,468
	Synsam AB	2,456	11,548
	Systemair AB	12,291	92,751
	Tethys Oil AB	4,178	13,942
*	TF Bank AB	509	12,200
#*	Tobii AB	20,318	4,742
	Troax Group AB	4,185	95,062
	Truecaller AB, Class B	21,395	67,763
	VBG Group AB, Class B	4,057	161,641
#*	Viaplay Group AB	47,184	4,107
	Vitec Software Group AB, Class B	3,155	165,047
	Vitrolife AB	3,202	68,863
	Volati AB	1,959	21,889
	XANO Industri AB, Class B	1,571	11,958
TOTAL SWEDEN			9,864,282
SWITZERLAND — (7.3%)
	Accelleron Industries AG (ACLN SW)	12,678	627,366
	Adecco Group AG	21,275	724,165
	Allreal Holding AG	2,145	382,403
	ALSO Holding AG	1,049	318,047
*	Aluflexpack AG	525	8,988
*	ams-OSRAM AG	39,733	53,348
	APG SGA SA	211	47,517
*	Arbonia AG	6,387	92,408
*	Aryzta AG	151,969	290,932
	Ascom Holding AG	5,945	42,900
	Autoneum Holding AG	491	77,126
	Avolta AG	6,593	248,763
	Baloise Holding AG	5,446	974,623
	Banque Cantonale de Geneve	373	122,378
	Banque Cantonale Vaudoise	1,443	153,171
	Barry Callebaut AG	103	165,728
*	Basilea Pharmaceutica AG	1,397	63,235
	Belimo Holding AG	1,399	848,102
	Bell Food Group AG	344	97,382
	Bellevue Group AG	1,225	25,028
	Berner Kantonalbank AG	606	162,854
	BKW AG	2,186	395,429
	Bossard Holding AG, Class A	869	221,491
	Bucher Industries AG	956	387,303
	Burckhardt Compression Holding AG	467	325,383
	Burkhalter Holding AG	204	20,568
	Bystronic AG	206	74,103

VA International Small Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
#	Calida Holding AG	895	$29,795
	Carlo Gavazzi Holding AG	62	18,696
	Cembra Money Bank AG	4,341	379,065
*	Cicor Technologies Ltd.	259	15,578
	Cie Financiere Tradition SA	292	47,720
	Clariant AG	26,539	393,668
	Coltene Holding AG	597	32,630
	COSMO Pharmaceuticals NV	1,329	112,940
	CPH Group AG	351	26,937
	Daetwyler Holding AG	1,030	214,288
	DKSH Holding AG	4,476	350,146
#*	DocMorris AG	1,751	88,703
	dormakaba Holding AG	353	213,798
	EFG International AG	17,150	245,133
	Emmi AG	291	305,857
	Feintool International Holding AG	549	11,233
	Flughafen Zurich AG	2,650	613,299
	Forbo Holding AG	111	119,565
	Fundamenta Real Estate AG	3,625	66,709
Ω	Galenica AG	6,980	607,108
#*	GAM Holding AG	11,357	3,059
	Georg Fischer AG	11,602	852,468
	Glarner Kantonalbank	419	10,309
	Gurit Holding AG, Class BR	550	27,537
	Helvetia Holding AG	4,948	738,138
	Hiag Immobilien Holding AG	563	47,859
	Huber & Suhner AG	2,430	212,782
	Hypothekarbank Lenzburg AG	9	41,994
	Implenia AG	2,143	77,662
*	Ina Invest Holding AG	497	9,545
	Inficon Holding AG	366	545,732
	Interroll Holding AG	83	268,190
	Intershop Holding AG	820	109,422
	Investis Holding SA	420	52,146
	IVF Hartmann Holding AG	61	9,615
	Jungfraubahn Holding AG	792	181,303
	Kardex Holding AG	936	285,050
#	Komax Holding AG	457	69,456
*	Kudelski SA	6,965	12,879
	Landis & Gyr Group AG	2,688	243,482
	LEM Holding SA	81	118,300
	Liechtensteinische Landesbank AG	1,746	148,418
	Luzerner Kantonalbank AG	2,543	193,463
Ω	Medacta Group SA	1,084	155,295
Ω	Medmix AG	2,297	31,638
	Meier Tobler Group AG	348	11,175
	Metall Zug AG, Class B	32	46,489
	Mikron Holding AG	1,746	38,167
	Mobilezone Holding AG	5,769	94,076
	Mobimo Holding AG	1,015	304,000
*Ω	Montana Aerospace AG	1,982	42,171
	Naturenergie Holding AG	1,617	70,031
	Novavest Real Estate AG	789	29,609
	OC Oerlikon Corp. AG	20,076	112,930
*	Orascom Development Holding AG	1,611	7,470
	Orell Fuessli AG	108	9,528
	Orior AG	896	56,686
#*	Peach Property Group AG	1,088	8,904
	Phoenix Mecano AG	95	51,276

VA International Small Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Plazza AG, Class A	145	$51,543
*Ω	PolyPeptide Group AG	317	10,591
	PSP Swiss Property AG	6,211	829,982
	Rieter Holding AG	369	43,688
	Romande Energie Holding SA	1,575	95,461
	Schweiter Technologies AG	122	57,234
*Ω	Sensirion Holding AG	111	10,413
	SFS Group AG	2,453	358,229
	Siegfried Holding AG	570	664,365
	SIG Group AG	10,615	222,916
	SKAN Group AG	1,231	111,142
	Softwareone Holding AG	9,596	191,588
	St. Galler Kantonalbank AG	393	193,874
	Stadler Rail AG	4,427	135,490
	Sulzer AG	2,945	437,827
	Swiss Prime Site AG	9,061	908,096
*	Swiss Steel Holding AG	377	3,226
	Swissquote Group Holding SA	2,083	664,367
	Temenos AG	8,453	586,963
	Thurgauer Kantonalbank	118	16,614
#	Trifork Group AG	711	10,952
	TX Group AG	513	94,496
	u-blox Holding AG	806	73,737
	Valiant Holding AG	2,513	284,943
	Varia U.S. Properties AG	834	30,567
	Vaudoise Assurances Holding SA	160	81,925
	Vetropack Holding AG	1,753	66,600
	Vontobel Holding AG	4,050	265,366
	VP Bank AG, Class A	427	35,238
	VZ Holding AG	1,979	267,302
*	V-ZUG Holding AG	260	16,836
	Walliser Kantonalbank	485	63,466
	Warteck Invest AG	35	65,963
	Ypsomed Holding AG	719	330,424
	Zehnder Group AG	1,161	73,125
	Zug Estates Holding AG, Class B	41	79,412
	Zuger Kantonalbank	19	179,434
TOTAL SWITZERLAND			23,785,258
UNITED KINGDOM — (14.1%)
	4imprint Group PLC	3,540	276,419
	abrdn PLC	158,796	347,285
*	Accesso Technology Group PLC	3,718	32,922
	Advanced Medical Solutions Group PLC	19,397	61,458
	AG Barr PLC	14,305	118,512
Ω	Airtel Africa PLC	62,768	92,026
	AJ Bell PLC	32,615	193,692
Ω	Alfa Financial Software Holdings PLC	12,585	30,220
	Alliance Pharma PLC	67,755	33,167
	Anglo-Eastern Plantations PLC	3,206	25,832
*	AO World PLC	29,565	44,380
	Ascential PLC	32,449	239,003
	Ashmore Group PLC	60,983	135,328
	Ashtead Technology Holdings PLC	9,541	106,645
*	ASOS PLC	3,183	14,811
*Ω	Aston Martin Lagonda Global Holdings PLC	10,867	21,786
	Atalaya Mining PLC	8,373	40,951
*	Auction Technology Group PLC	7,425	48,489
	Avon Protection PLC	3,404	57,239

VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Babcock International Group PLC	94,572	$646,908
Ω	Bakkavor Group PLC	25,806	51,217
	Balfour Beatty PLC	86,396	466,448
	Bank of Georgia Group PLC	6,114	359,437
	Barratt Developments PLC	18,642	126,148
	Beazley PLC	74,129	651,557
	Begbies Traynor Group PLC	14,548	19,351
	Bellway PLC	19,886	730,172
	Bloomsbury Publishing PLC	12,613	120,321
	Bodycote PLC	22,425	200,584
#*	boohoo Group PLC	115,749	48,082
	Breedon Group PLC	29,120	161,985
Ω	Bridgepoint Group PLC	21,309	80,326
	Britvic PLC	33,153	541,400
	Brooks Macdonald Group PLC	1,728	43,515
	Burford Capital Ltd.	44,746	629,654
	Bytes Technology Group PLC (BYIT LN)	37,978	247,433
	C&C Group PLC	46,348	95,182
*	Capita PLC	243,631	60,485
	Capital Ltd.	18,600	21,780
	Capricorn Energy PLC	15,872	39,053
	Card Factory PLC	36,595	56,251
	Carr's Group PLC	9,024	16,246
	Castings PLC	4,744	21,419
	Centamin PLC	165,211	269,836
	Central Asia Metals PLC	23,942	60,770
	Chemring Group PLC	35,709	190,453
	Chesnara PLC	25,220	84,494
	Clarkson PLC	4,093	239,142
	Close Brothers Group PLC	31,423	206,738
Ω	CMC Markets PLC	20,029	85,551
	Coats Group PLC	226,657	261,139
	Cohort PLC	1,455	15,753
	Computacenter PLC	10,177	352,389
	Costain Group PLC	36,358	40,715
	Cranswick PLC	7,370	451,866
	Crest Nicholson Holdings PLC	39,673	135,242
*	Currys PLC	128,950	135,230
	CVS Group PLC	9,671	142,352
*	Darktrace PLC	50,810	386,417
*	De La Rue PLC	36,358	46,652
	DFS Furniture PLC	28,727	44,012
*	Dialight PLC	1,573	3,528
	Diploma PLC	4,664	266,665
	Direct Line Insurance Group PLC	143,281	347,606
	DiscoverIE Group PLC	13,083	113,871
#	Diversified Energy Co. PLC (DEC LN)	5,748	94,968
	Domino's Pizza Group PLC	48,509	201,707
	dotdigital group PLC	39,655	48,741
	Dowlais Group PLC	22,228	18,312
	Dr Martens PLC	59,425	54,331
	Drax Group PLC	56,007	468,477
	Dunelm Group PLC	13,915	220,706
	easyJet PLC	28,834	167,043
	Ecora Resources PLC	27,228	23,022
*	EKF Diagnostics Holdings PLC	40,219	14,178
	Elementis PLC	93,313	192,127
	Energean PLC	15,023	192,570
*	EnQuest PLC	368,832	62,674

VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Epwin Group PLC	39	$46
	Essentra PLC	41,569	91,410
*	Evoke PLC	15,680	11,861
	FDM Group Holdings PLC	12,308	67,670
	Firstgroup PLC	130,935	296,491
Ω	Forterra PLC	26,491	59,633
	Foxtons Group PLC	63,052	54,312
*	Frasers Group PLC	19,915	229,855
	Fresnillo PLC	18,839	142,760
*	Frontier Developments PLC	2,549	8,607
	Fuller Smith & Turner PLC, Class A	5,788	54,584
*	Fund Technologies PLC	1,867	36,593
*Ω	Funding Circle Holdings PLC	18,764	27,107
	Future PLC	9,643	138,786
	Galliford Try Holdings PLC	19,567	77,027
	Games Workshop Group PLC	4,534	601,363
	Gamma Communications PLC	10,921	208,725
	GB Group PLC	18,295	81,917
*	Gem Diamonds Ltd.	14,716	2,455
*	Genel Energy PLC	20,214	22,899
	Genuit Group PLC	52,378	344,196
	Genus PLC	891	20,880
*	Georgia Capital PLC	6,426	88,201
*Ω	Global Ports Holding PLC	3,956	16,302
	Gooch & Housego PLC	2,118	12,898
	Goodwin PLC	172	18,811
	Grafton Group PLC	30,552	425,629
	Grainger PLC	102,954	319,784
*	Greencore Group PLC	85,198	197,259
	Greggs PLC	13,228	532,712
	Gulf Keystone Petroleum Ltd.	47,620	82,505
*	Gulf Marine Services PLC	6,061	1,322
*Ω	Gym Group PLC	22,995	43,085
	H&T Group PLC	4,686	23,146
	Halfords Group PLC	37,620	74,632
	Harbour Energy PLC	63,478	255,314
	Hargreaves Lansdown PLC	21,048	299,010
	Hargreaves Services PLC	1,423	10,515
	Harworth Group PLC	15,645	33,276
	Hays PLC	269,849	327,038
	Headlam Group PLC	13,204	25,588
	Helical PLC	15,637	44,988
*	Helios Towers PLC	87,185	141,353
	Henry Boot PLC	13,323	39,304
	Hikma Pharmaceuticals PLC	12,483	305,208
	Hill & Smith PLC	13,237	391,286
	Hilton Food Group PLC	9,754	117,046
	Hiscox Ltd.	34,829	568,788
*	Hochschild Mining PLC	61,252	142,948
	Hollywood Bowl Group PLC	23,602	101,057
*Ω	Hostelworld Group PLC	3,800	6,923
	Howden Joinery Group PLC	25,716	310,911
	Hunting PLC	21,793	127,979
	I3 Energy PLC	110,305	13,902
Ω	Ibstock PLC	46,814	110,572
	IDOX PLC	36,392	29,681
	IG Group Holdings PLC	40,370	487,537
	IMI PLC	13,389	326,115
	Impax Asset Management Group PLC	12,259	64,187

VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Inchcape PLC	47,249	$513,854
*	Indivior PLC	9,279	127,458
	IntegraFin Holdings PLC	41,048	202,846
*	International Distribution Services PLC	82,471	365,916
	International Personal Finance PLC	52,018	103,226
	International Workplace Group PLC	116,707	259,124
	iomart Group PLC	16,597	27,417
	IP Group PLC	112,572	60,480
#*	IQE PLC	135,213	54,209
	ITV PLC	412,974	424,866
*	J D Wetherspoon PLC	15,639	150,007
*	James Fisher & Sons PLC	6,723	29,707
	James Halstead PLC	42,326	102,548
	JET2 PLC	18,252	335,066
*	John Wood Group PLC	95,305	250,254
	Johnson Matthey PLC	12,882	272,091
	Johnson Service Group PLC	68,407	143,192
	Jupiter Fund Management PLC	65,869	74,481
*Ω	Just Eat Takeaway.com NV (JET LN)	15,520	197,961
	Just Group PLC	152,125	236,089
	Kainos Group PLC	8,664	122,726
	Keller Group PLC	11,585	221,657
	Kier Group PLC	96,324	200,476
	Kingfisher PLC	169,141	601,318
	Kitwave Group PLC	3,322	13,665
	Knights Group Holdings PLC	5,278	9,214
	Lancashire Holdings Ltd.	35,221	286,851
	Learning Technologies Group PLC	40,396	37,550
	Liontrust Asset Management PLC	9,051	77,624
	Lok'nStore Group PLC	891	12,696
	London Investment Group PLC	2,089	9,847
	LSL Property Services PLC	11,392	50,088
Ω	Luceco PLC	8,203	16,551
	M&C Saatchi PLC	3,423	9,503
	M&G PLC	44,201	120,697
	Macfarlane Group PLC	19,165	30,779
	Man Group PLC	163,904	516,016
	Marks & Spencer Group PLC	178,220	752,721
	Marshalls PLC	15,662	69,948
*	Marston's PLC	82,294	44,145
*	McBride PLC	30,429	52,120
	Me Group International PLC	40,883	101,628
	Mears Group PLC	23,027	106,948
#*	Metro Bank Holdings PLC	24,939	17,049
	Midwich Group PLC	8,466	37,719
*	Mitchells & Butlers PLC	48,256	193,309
	Mitie Group PLC	182,589	284,325
	MJ Gleeson PLC	5,541	41,695
	Mobico Group PLC	102,728	74,420
	MONY Group PLC	72,167	220,300
*	Moonpig Group PLC	43,083	121,039
	Morgan Advanced Materials PLC	39,964	175,105
	Morgan Sindall Group PLC	6,870	253,754
	Mortgage Advice Bureau Holdings Ltd.	4,749	55,939
	Mountview Estates PLC	77	9,721
	MP Evans Group PLC	4,286	47,156
*	N Brown Group PLC	29,795	8,836
	NCC Group PLC	43,338	82,220
*Ω	Network International Holdings PLC	9,595	48,369

VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Next 15 Group PLC	11,726	$128,930
*	Nexxen International Ltd. (NEXN LN)	6,705	23,329
*	Nexxen International Ltd. (NEXN US), ADR	2,139	14,716
	Ninety One PLC	44,960	100,127
	Norcros PLC	7,961	24,011
*	Ocado Group PLC	35,627	186,300
Ω	On the Beach Group PLC	18,670	35,313
	OSB Group PLC	57,929	383,287
	Oxford Instruments PLC	7,482	242,031
	Pagegroup PLC	38,658	212,975
	Pan African Resources PLC	263,769	100,395
	Paragon Banking Group PLC	33,407	345,204
	PayPoint PLC	10,366	92,048
	Pennon Group PLC	34,413	275,127
	Persimmon PLC	25,375	517,454
*	Petra Diamonds Ltd.	11,907	4,646
	Pets at Home Group PLC	62,931	248,297
	Pharos Energy PLC	20,801	7,053
*	Phoenix Spree Deutschland Ltd.	8,962	18,259
	Pinewood Technologies Group PLC	8,938	40,878
*	Playtech PLC	40,093	291,484
	Plus500 Ltd.	11,173	337,982
	Polar Capital Holdings PLC	10,376	80,443
	Porvair PLC	3,538	29,803
	PPHE Hotel Group Ltd.	2,621	47,789
	Premier Foods PLC	100,223	232,406
*	PureTech Health PLC (PRTC LN)	28,808	64,326
	PZ Cussons PLC	28,095	38,193
	QinetiQ Group PLC	70,252	436,431
Ω	Quilter PLC	153,973	265,351
*	Rank Group PLC	24,101	21,877
	Rathbones Group PLC	5,396	133,585
*††	Raven Property Group Ltd.	45,894	0
	Reach PLC	49,305	67,185
	Record PLC	11,865	9,880
	Redrow PLC	37,909	363,681
	Renew Holdings PLC	9,219	129,113
	Renewi PLC	9,334	80,997
*	Renold PLC	21,061	16,423
	RHI Magnesita NV	1,686	79,570
	Ricardo PLC	9,245	63,010
	Rightmove PLC	41,710	309,899
*	RM PLC	8,839	9,406
	Robert Walters PLC	6,706	31,744
	Rotork PLC	131,010	609,730
	RS Group PLC	37,664	395,691
	RWS Holdings PLC	19,833	48,626
	S&U PLC	1,186	28,554
*	S4 Capital PLC	37,994	26,108
Ω	Sabre Insurance Group PLC	36,053	73,152
*	Saga PLC	10,855	15,320
*††	Savannah Energy PLC	107,834	29,111
	Savills PLC	18,326	300,815
	Senior PLC	59,262	124,379
	Serco Group PLC	147,642	362,792
	Serica Energy PLC	30,512	51,823
	Severfield PLC	28,520	29,200
*	SIG PLC	100,181	31,458
*	Sigmaroc PLC	62,392	58,142

VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Sirius Real Estate Ltd.	43,281	$52,764
	Smiths News PLC	41,443	32,023
	Softcat PLC	16,254	340,049
*	SolGold PLC	101,626	14,342
	Spectris PLC	4,157	163,068
	Speedy Hire PLC	89,137	44,812
Ω	Spire Healthcare Group PLC	38,601	127,098
	Spirent Communications PLC	77,961	174,136
	SSP Group PLC	103,612	243,666
	SThree PLC	17,971	94,852
	Strix Group PLC	17,224	18,346
*††	Studio Retail Group PLC	5,420	0
	STV Group PLC	2,980	10,622
*	Synthomer PLC	14,770	50,279
	Tate & Lyle PLC	52,039	438,930
	TBC Bank Group PLC	6,538	260,750
	Team Internet Group PLC	15,173	38,884
	Telecom Plus PLC	8,571	209,455
*	THG PLC	65,620	56,160
Ω	TI Fluid Systems PLC	46,244	78,315
	Topps Tiles PLC	21,096	12,355
	TP ICAP Group PLC	133,276	380,365
*Ω	Trainline PLC	11,449	49,873
	Travis Perkins PLC	33,001	405,509
	Treatt PLC	1,767	10,475
	Tribal Group PLC	5,915	4,615
	Trifast PLC	13,605	13,456
	TT Electronics PLC	37,226	70,158
#*	Tullow Oil PLC	230,899	90,511
	Tyman PLC	19,097	97,494
	Ultimate Products PLC	4,833	8,701
	Vanquis Banking Group PLC	33,877	23,840
	Vertu Motors PLC	37,928	34,949
	Vesuvius PLC	33,003	204,748
#*	Victoria PLC	1,594	3,325
	Victrex PLC	10,081	142,649
*	Videndum PLC	9,739	40,495
	Virgin Money U.K. PLC	153,224	423,731
*	Vistry Group PLC	54,444	969,720
	Volex PLC	16,946	77,285
	Volution Group PLC	27,412	193,049
	Vp PLC	3,850	33,324
*Ω	Watches of Switzerland Group PLC	28,683	150,419
*	Watkin Jones PLC	29,876	19,076
	WH Smith PLC	17,076	290,547
	Wickes Group PLC	43,591	84,641
	Wilmington PLC	6,879	34,753
*	Xaar PLC	10,372	16,885
	XPS Pensions Group PLC	13,945	58,060
#	Young & Co.'s Brewery PLC (YNGA LN), Class A	3,702	47,516
	Young & Co.'s Brewery PLC (YNGN LN)	2,921	26,688
	Zigup PLC	33,311	181,838
	Zotefoams PLC	3,070	21,137
TOTAL UNITED KINGDOM			45,753,498
UNITED STATES — (0.2%)
	ADTRAN Holdings, Inc.	5,106	33,702
*	Alcoa Corp.	5,545	178,921
	Chord Energy Corp. (CHRD US)	2,812	482,763

VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED STATES — (Continued)
#*	Hut 8 Corp.	1,070	$15,668
TOTAL UNITED STATES			711,054
TOTAL COMMON STOCKS			312,544,553
PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
	Draegerwerk AG & Co. KGaA, 3.711%	1,245	65,474
	Einhell Germany AG, 1.635%	196	37,742
	FUCHS SE, 2.764%	9,860	428,428
	Jungheinrich AG, 2.553%	6,075	192,303
	Sixt SE, 7.627%	2,482	137,631
	STO SE & Co. KGaA, 4.032%	368	49,258
	Villeroy & Boch AG, 6.158%	1,074	20,051
TOTAL GERMANY			930,887
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	AMA Group Ltd. Rights 08/06/2024	187,165	0
*	Arafura Rare Earths Ltd. Warrants 06/20/2025	12,909	262
*	Australian Strategic Materials Ltd. Warrants 10/31/2027	1,022	51
*	Calidus Resources Ltd. Warrants 11/15/2026	4,548	83
*	Galan Lithium Ltd. Warrants 03/20/2029	2,702	93
*	Galan Lithium Ltd. Warrants 07/24/2025	1,997	0
*	Panoramic Resources Ltd. Warrants 09/16/2024	42,577	0
*	Rex Minerals Ltd. Warrants 08/09/2024	2,603	757
TOTAL AUSTRALIA			1,246
AUSTRIA — (0.0%)
*††	CA Immobilien Anlagen AG Rights	7,475	0
*††	S Immo AG Rights	5,724	0
*	Strabag SE Rights	1,255	0
FRANCE — (0.0%)
#*	Axway Software Rights SA 08/20/2024	1,111	1,683
ITALY — (0.0%)
#*	Webuild SpA Warrants 08/02/2030	1,925	0
SINGAPORE — (0.0%)
*	Ezion Holdings Ltd. Warrants	61,932	0
TOTAL RIGHTS/WARRANTS			2,929
TOTAL INVESTMENT SECURITIES (Cost $290,740,476)			313,478,369

			Value†
SECURITIES LENDING COLLATERAL — (3.4%)
@§	The DFA Short Term Investment Fund	945,018	10,931,021
TOTAL INVESTMENTS — (100.0%)
(Cost $301,672,063)^^			$324,409,390

VA International Small Portfolio
CONTINUED
As of July 31, 2024, VA International Small Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	2	09/20/24	$548,205	$555,800	$7,595
Total Futures Contracts			$548,205	$555,800	$7,595
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	—	$20,624,691	$28,260	$20,652,951
Austria	—	4,112,224	—	4,112,224
Belgium	$84,153	4,761,639	—	4,845,792
Canada	34,672,691	151	—	34,672,842
China	238,902	7,597	—	246,499
Denmark	—	9,006,527	—	9,006,527
Finland	138,965	7,222,370	—	7,361,335
France	—	15,451,254	—	15,451,254
Germany	—	18,507,760	—	18,507,760
Hong Kong	—	5,641,200	5,324	5,646,524
Ireland	17,907	864,972	—	882,879
Israel	76,786	2,698,274	—	2,775,060
Italy	—	13,160,752	—	13,160,752
Japan	—	72,898,877	—	72,898,877
Netherlands	455,177	5,705,444	—	6,160,621
New Zealand	—	1,044,166	—	1,044,166
Norway	95,100	2,868,367	—	2,963,467
Portugal	—	1,320,520	—	1,320,520
Singapore	12,976	2,735,681	35,318	2,783,975
Spain	—	7,936,436	—	7,936,436
Sweden	17,987	9,846,295	—	9,864,282
Switzerland	—	23,785,258	—	23,785,258
United Kingdom	14,716	45,709,671	29,111	45,753,498
United States	498,431	212,623	—	711,054
Preferred Stocks
Germany	—	930,887	—	930,887
Rights/Warrants
Australia	—	1,246	—	1,246
France	—	1,683	—	1,683
Securities Lending Collateral	—	10,931,021	—	10,931,021
Total Investments in Securities	$36,323,791	$287,987,586	$98,013˂˃	$324,409,390
Financial Instruments
Assets
Futures Contracts**	7,595	—	—	7,595
Total Financial Instruments	$7,595	—	—	$7,595
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

VA Short-Term Fixed Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)

		Face Amount	Value†
		(000)
BONDS — (15.8%)
Asian Development Bank
	1.500%, 10/18/24	3,250	$3,223,284
Asian Infrastructure Investment Bank
	0.500%, 10/30/24	1,750	1,729,353
Australia & New Zealand Banking Group Ltd., Floating Rate Note, SOFR + 0.560%, FRN
(r)Ω	5.928%, 03/18/26	1,400	1,401,568
CDP Financial, Inc., Floating Rate Note, SOFR + 0.400%, FRN
(r)Ω	5.764%, 05/19/25	850	850,901
(r)	5.764%, 05/19/25	1,300	1,301,377
Commonwealth Bank of Australia, Floating Rate Note, SOFR + 0.400%, FRN
(r)Ω	5.748%, 07/07/25	2,118	2,118,085
Commonwealth Bank of Australia, Floating Rate Note, SOFR + 0.630%, FRN
(r)Ω	5.997%, 09/12/25	3,425	3,435,661
Commonwealth Bank of Australia, Floating Rate Note, SOFR + 0.740%, FRN
(r)Ω	6.107%, 03/14/25	2,500	2,507,150
(r)	6.107%, 03/14/25	1,443	1,447,127
Cooperatieve Rabobank UA, Floating Rate Note, SOFR + 0.700%, FRN
(r)	6.048%, 07/18/25	1,041	1,044,508
CPPIB Capital, Inc.
	0.500%, 09/16/24	750	745,352
	4.125%, 10/21/24	500	498,493
Ω	4.125%, 10/21/24	1,250	1,246,232
DBS Group Holdings Ltd., Floating Rate Note, SOFR + 0.610%, FRN
(r)Ω	5.977%, 09/12/25	5,950	5,962,019
Equinor ASA
	3.250%, 11/10/24	880	874,827
European Bank for Reconstruction & Development
	1.625%, 09/27/24	1,500	1,491,098
		Face Amount	Value†
		(000)
European Stability Mechanism
	1.375%, 09/11/24	800	$796,406
Inter-American Development Bank
	0.500%, 09/23/24	2,035	2,020,430
JPMorgan Chase Bank NA, Floating Rate Note, SOFR + 0.620%, FRN
(r)	5.987%, 04/29/26	1,000	1,004,269
Kreditanstalt fuer Wiederaufbau
	3.375%, 08/23/24	1,290	1,288,377
	0.500%, 09/20/24	1,000	993,305
	2.500%, 11/20/24	166	164,599
Landeskreditbank Baden-Wuerttemberg Foerderbank
	1.375%, 01/27/25	1,300	1,275,958
Landeskreditbank Baden-Wuerttemberg Foerderbank, Floating Rate Note, SOFR + 1.000%, FRN
(r)	6.349%, 04/01/25	800	803,971
National Australia Bank Ltd.
	5.132%, 11/22/24	2,500	2,496,521
Ω	1.388%, 01/12/25	425	417,623
National Australia Bank Ltd., SOFR + 0.860%, FRN
(r)	6.227%, 06/09/25	3,500	3,515,050
National Australia Bank Ltd., Floating Rate Note, SOFR + 0.380%, FRN
(r)Ω	5.748%, 01/12/25	1,150	1,150,788
National Australia Bank Ltd., Floating Rate Note, SOFR + 0.760%, FRN
(r)Ω	6.124%, 05/13/25	670	671,705
Nordic Investment Bank
	0.375%, 09/20/24	300	297,944
Oesterreichische Kontrollbank AG
	0.500%, 09/16/24	400	397,518
	1.500%, 02/12/25	800	784,695
Province of Quebec
	2.875%, 10/16/24	1,640	1,631,306
	1.500%, 02/11/25	2,600	2,550,455

VA Short-Term Fixed Portfolio
CONTINUED
		Face Amount	Value†
		(000)
Skandinaviska Enskilda Banken AB
#Ω	0.650%, 09/09/24	2,000	$1,989,262
Svenska Handelsbanken AB, Floating Rate Note, SOFR + 1.250%, FRN
(r)Ω	6.617%, 06/15/26	400	405,517
Westpac Banking Corp., Floating Rate Note, SOFR + 0.420%, FRN
(r)	5.789%, 04/16/26	5,000	4,996,201
TOTAL BONDS			59,528,935
U.S. TREASURY OBLIGATIONS — (30.3%)
U.S. Treasury Bills
∞	4.906%, 08/27/24	2,250	2,241,415
U.S. Treasury Notes, 3M USTMMR + 0.170%, FRN
(r)	5.383%, 10/31/25	28,750	28,765,359
U.S. Treasury Notes, 3M USTMMR + 0.245%, FRN
(r)	5.458%, 01/31/26	9,750	9,765,307
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.125%, FRN
(r)	5.384%, 07/31/25	31,350	31,346,047
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.150%, FRN
(r)	5.363%, 04/30/26	13,500	13,504,950
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.169%, FRN
(r)	5.382%, 04/30/25	27,905	27,917,525
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.200%, FRN
(r)	5.459%, 01/31/25	245	245,073
TOTAL U.S. TREASURY OBLIGATIONS			113,785,676

COMMERCIAL PAPER — (51.5%)
Apple, Inc.
Ω	5.444%, 09/19/24	2,500	2,481,609
Ω	5.442%, 09/20/24	780	774,147
Australia & New Zealand Banking Group Ltd.
Ω	5.524%, 11/18/24	5,500	5,412,942
		Face Amount	Value†
		(000)
Ω	5.525%, 11/18/24	2,250	$2,214,385
BNG Bank NV
Ω	5.437%, 08/19/24	500	498,596
Ω	5.431%, 08/28/24	4,000	3,983,400
Caisse d'Amortissement de la Dette Sociale
Ω	5.517%, 08/28/24	1,825	1,817,467
Ω	5.507%, 09/17/24	6,625	6,578,166
Ω	5.502%, 10/15/24	1,825	1,804,460
Caisse des Depots et Consignations
Ω	5.462%, 08/05/24	1,500	1,498,893
Ω	5.465%, 08/30/24	2,250	2,240,025
Ω	5.468%, 08/30/24	1,000	995,567
Ω	5.499%, 09/19/24	1,750	1,737,069
Ω	5.402%, 10/09/24	1,500	1,484,512
Ω	5.500%, 10/23/24	1,450	1,432,082
Ω	5.498%, 10/24/24	1,300	1,283,747
Canadian Imperial Bank of Commerce
Ω	5.440%, 08/19/24	2,000	1,994,379
Chevron Corp.
Ω	5.403%, 09/20/24	1,250	1,240,567
Cisco Systems, Inc.
Ω	5.488%, 09/03/24	1,000	994,981
Ω	5.496%, 10/28/24	6,000	5,921,665
Ω	5.519%, 12/09/24	750	735,880
Commonwealth Bank of Australia
Ω	5.525%, 09/16/24	1,000	993,040
DBS Bank Ltd.
Ω	5.483%, 08/21/24	1,480	1,475,407
Ω	5.517%, 08/21/24	3,000	2,990,690
DNB Bank ASA
Ω	5.481%, 10/18/24	750	741,335
Ω	5.475%, 10/21/24	1,875	1,852,533
Ω	5.470%, 09/18/24	3,500	3,474,765
Ω	5.446%, 09/27/24	4,500	4,461,626
Erste Abwicklungsanstalt
Ω	5.468%, 08/05/24	3,500	3,497,417
Ω	5.459%, 08/23/24	3,325	3,313,699
Ω	5.449%, 10/01/24	3,750	3,714,737
FMS Wertmanagement
Ω	5.425%, 08/27/24	3,750	3,735,122
Hydro-Quebec
Ω	5.393%, 09/18/24	750	744,589
Johnson & Johnson
Ω	5.454%, 08/02/24	3,650	3,648,929
Ω	5.479%, 09/11/24	4,750	4,720,718
Kreditanstalt fuer Wiederaufbau
Ω	5.452%, 09/05/24	1,275	1,268,260
LVMH Moet Hennessy Louis Vuitton SE
Ω	5.521%, 08/12/24	1,604	1,601,161
Ω	5.522%, 08/13/24	1,325	1,322,459
Ω	5.526%, 08/14/24	500	498,967
Ω	5.549%, 09/24/24	2,500	2,479,687

VA Short-Term Fixed Portfolio
CONTINUED
		Face Amount	Value†
		(000)
Ω	5.487%, 08/27/24	2,000	$1,992,035
National Securities Clearing Corp.
Ω	5.477%, 08/13/24	2,000	1,996,158
Ω	5.501%, 08/22/24	3,125	3,114,840
Ω	5.513%, 08/30/24	5,500	5,475,617
Ω	5.490%, 10/09/24	750	742,256
Nederlandse Waterschapsbank NV
Ω	5.459%, 08/26/24	4,800	4,781,557
Nestle Finance International Ltd.
Ω	5.475%, 09/27/24	1,500	1,487,338
Ω	5.435%, 09/25/24	3,750	3,719,441
Ω	5.477%, 10/23/24	1,000	987,848
Nordea Bank Abp
Ω	5.477%, 11/01/24	2,000	1,972,628
Novartis Finance Corp.
Ω	5.467%, 08/05/24	6,500	6,495,218
Ω	5.467%, 08/06/24	4,000	3,996,468
NRW Bank
Ω	5.508%, 10/10/24	5,000	4,948,229
Ω	5.447%, 10/22/24	1,500	1,481,844
Oesterreichische Kontrollbank AG
	5.408%, 08/29/24	4,750	4,729,644
Province of Alberta
Ω	5.477%, 09/03/24	3,650	3,631,725
PSP Capital, Inc.
Ω	5.467%, 09/13/24	3,500	3,477,499
Ω	5.464%, 09/19/24	4,000	3,970,722
Ω	5.423%, 10/15/24	1,000	988,911
Queensland Treasury Corp.
	5.532%, 10/16/24	3,700	3,658,112
Roche Holdings, Inc.
Ω	5.422%, 09/16/24	550	546,189
Royal Bank of Canada
Ω	5.520%, 09/18/24	1,000	992,759
Sanofi SA
Ω	5.489%, 10/03/24	1,500	1,485,874
Ω	5.488%, 10/10/24	1,500	1,484,343
Ω	5.459%, 10/17/24	1,000	988,543
Siemens Capital Co. LLC
Ω	5.457%, 08/16/24	1,500	1,496,487
		Face Amount	Value†
		(000)
Ω	5.434%, 09/16/24	1,500	$1,489,668
Ω	5.438%, 09/30/24	500	495,528
Ω	5.439%, 09/30/24	3,000	2,973,168
Svensk Exportkredit AB
	5.462%, 09/04/24	2,500	2,487,187
	5.479%, 09/25/24	2,250	2,231,525
	5.479%, 09/26/24	1,000	991,642
	5.461%, 10/03/24	4,000	3,962,482
Svenska Handelsbanken AB
Ω	5.516%, 10/08/24	1,650	1,633,406
Toronto-Dominion Bank
Ω	5.499%, 08/26/24	4,250	4,233,760
Ω	5.516%, 09/06/24	4,000	3,978,225
Ω	5.516%, 09/09/24	1,000	994,110
Ω	5.484%, 10/17/24	650	642,528
United Overseas Bank Ltd.
Ω	5.475%, 08/12/24	1,300	1,297,690
Ω	5.471%, 08/13/24	1,450	1,447,209
Ω	5.520%, 08/30/24	400	398,223
TOTAL COMMERCIAL PAPER (Cost $193,578,391)			193,558,316
TOTAL INVESTMENT SECURITIES (Cost $366,785,895)			366,872,927

		Shares
TEMPORARY CASH INVESTMENTS — (2.0%)
	State Street Institutional U.S. Government Money Market Fund 5.260%	7,441,529	7,441,529
SECURITIES LENDING COLLATERAL — (0.4%)
@§	The DFA Short Term Investment Fund	146,728	1,697,201
TOTAL INVESTMENTS — (100.0%)
(Cost $375,924,625)^^			$376,011,657
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds	—	$59,528,935	—	$59,528,935
U.S. Treasury Obligations	—	113,785,676	—	113,785,676
Commercial Paper	—	193,558,316	—	193,558,316

VA Short-Term Fixed Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Temporary Cash Investments	$7,441,529	—	—	$7,441,529
Securities Lending Collateral	—	$1,697,201	—	1,697,201
Total Investments in Securities	$7,441,529	$368,570,128	—	$376,011,657

VA Global Bond Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)

			Face Amount^	Value†
			(000)
BONDS — (42.4%)
AUSTRALIA — (9.9%)
Australia & New Zealand Banking Group Ltd.
	1.550%, 08/29/24	AUD	500	$326,236
	4.050%, 05/12/25	AUD	700	455,572
(r)	SOFR + 0.750%, FRN, 6.101%, 07/03/25		200	200,823
Australia & New Zealand Banking Group Ltd., Floating Rate Note,
(r)	3M Swap + 0.920%, FRN, 5.332%, 11/04/25	AUD	2,000	1,315,862
(r)Ω	SOFR + 0.560%, FRN, 5.928%, 03/18/26		4,646	4,651,203
(r)	3M Swap + 0.830%, FRN, 5.275%, 03/31/26	AUD	1,500	986,039
(r)	3M Swap + 0.750%, FRN, 5.107%, 09/11/26	AUD	600	393,829
(r)	3M Swap + 0.800%, FRN, 5.212%, 02/05/27	AUD	500	328,363
(r)	3M Swap + 0.970%, FRN, 5.340%, 05/12/27	AUD	500	329,769
(r)	3M Swap + 1.200%, FRN, 5.612%, 11/04/27	AUD	500	331,999
(r)	3M Swap + 1.060%, FRN, 5.505%, 03/31/28	AUD	500	330,463
Commonwealth Bank of Australia
	4.200%, 08/18/25	AUD	1,500	976,621
Commonwealth Bank of Australia, Floating Rate Note,
(r)	SOFR + 0.740%, FRN, 6.107%, 03/14/25		943	945,697
(r)Ω	SOFR + 0.400%, FRN, 5.748%, 07/07/25		1,630	1,630,065
(r)	3M Swap + 0.800%, FRN, 5.143%, 08/18/25	AUD	1,000	656,679
			Face Amount^	Value†
			(000)
AUSTRALIA — (Continued)
(r)	3M Swap + 0.900%, FRN, 5.353%, 01/13/26	AUD	2,500	$1,644,877
(r)Ω	SOFR + 0.750%, FRN, 6.117%, 03/13/26		300	301,356
(r)	3M Swap + 0.750%, FRN, 5.095%, 08/17/26	AUD	500	328,200
(r)	3M Swap + 0.700%, FRN, 5.153%, 01/14/27	AUD	1,000	655,174
(r)	3M Swap + 1.150%, FRN, 5.603%, 01/13/28	AUD	1,500	994,360
National Australia Bank Ltd.
	2.350%, 02/25/25	AUD	500	322,699
	3.900%, 05/30/25	AUD	2,000	1,299,905
(r)	3M Swap + 0.850%, FRN, 5.204%, 11/16/26	AUD	500	328,800
(r)	3M Swap + 0.720%, FRN, 5.055%, 02/25/27	AUD	500	327,742
(r)	3M Swap + 0.700%, FRN, 5.082%, 05/10/27	AUD	1,500	982,180
(r)	3M Swap + 1.000%, FRN, 5.370%, 05/12/28	AUD	500	329,782
National Australia Bank Ltd., Floating Rate Note,
(r)Ω	SOFR + 0.380%, FRN, 5.748%, 01/12/25		250	250,171
(r)	3M Swap + 0.770%, FRN, 5.240%, 01/21/25	AUD	700	458,740
(r)Ω	SOFR + 0.760%, FRN, 6.124%, 05/13/25		1,460	1,463,716
(r)	3M Swap + 0.900%, FRN, 5.250%, 05/30/25	AUD	2,500	1,642,164
(r)	3M Swap + 0.920%, FRN, 5.255%, 11/25/25	AUD	1,500	987,093
(r)	3M Swap + 0.780%, FRN, 5.150%, 05/12/26	AUD	1,000	656,823

VA Global Bond Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
AUSTRALIA — (Continued)
(r)	3M Swap + 1.200%, FRN, 5.535%, 11/25/27	AUD	500	$331,955
Westpac Banking Corp.
	2.700%, 03/17/25	AUD	700	452,202
(r)	3M Swap + 0.750%, FRN, 5.132%, 08/10/26	AUD	1,500	984,307
(r)	3M Swap + 0.700%, FRN, 5.191%, 01/25/27	AUD	500	327,495
(r)	3M Swap + 0.980%, FRN, 5.334%, 02/16/28	AUD	500	329,615
Westpac Banking Corp., Floating Rate Note,
(r)	3M Swap + 0.880%, FRN, 5.234%, 08/16/24	AUD	100	65,408
(r)	3M Swap + 0.690%, FRN, 5.061%, 03/17/25	AUD	1,200	786,401
(r)	3M Swap + 0.800%, FRN, 5.170%, 08/11/25	AUD	2,500	1,641,530
(r)	3M Swap + 0.950%, FRN, 5.320%, 11/11/25	AUD	500	329,066
(r)	3M Swap + 0.750%, FRN, 5.104%, 02/16/26	AUD	1,000	656,534
(r)	3M Swap + 1.230%, FRN, 5.600%, 11/11/27	AUD	1,500	996,341
TOTAL AUSTRALIA				33,733,856
AUSTRIA — (0.2%)
Oesterreichische Kontrollbank AG
	0.500%, 09/16/24		600	596,277
CANADA — (8.1%)
Bank of Montreal
	2.700%, 09/11/24	CAD	300	216,824
Canada Government Bonds
	2.750%, 08/01/24	CAD	2,700	1,955,601
	1.500%, 09/01/24	CAD	700	505,684
CDP Financial, Inc.
(r)Ω	SOFR + 0.400%, FRN, 5.764%, 05/19/25		2,500	2,502,649
CPPIB Capital, Inc.
Ω	0.500%, 09/16/24		6,252	6,213,258
	4.125%, 10/21/24		500	498,493
			Face Amount^	Value†
			(000)
CANADA — (Continued)
CPPIB Capital, Inc., Floating Rate Note,
(r)	SOFR + 1.250%, FRN, 6.619%, 04/04/25		1,100	$1,107,976
CPPIB Capital, Inc.
(r)Ω	SOFR + 1.250%, FRN, 6.617%, 03/11/26		850	862,811
Ontario Teachers' Finance Trust
Ω	1.625%, 09/12/24		750	746,675
Province of Alberta
	1.875%, 11/13/24		4,500	4,455,594
Province of Ontario
	2.300%, 09/08/24	CAD	2,800	2,023,082
Province of Quebec
	3.750%, 09/01/24	CAD	6,700	4,847,934
	2.875%, 10/16/24		1,554	1,545,762
Royal Bank of Canada
	4.810%, 12/16/24	CAD	300	217,495
TOTAL CANADA				27,699,838
FINLAND — (1.0%)
Finnvera OYJ
	1.625%, 10/23/24		500	495,803
Kuntarahoitus OYJ, Floating Rate Note, SOFR + 1.000%, FRN
(r)	6.345%, 07/15/26		1,900	1,922,572
Nordea Bank Abp, Floating Rate Note, SOFR + 0.740%, FRN
(r)Ω	6.108%, 03/19/27		1,025	1,028,804
TOTAL FINLAND				3,447,179
FRANCE — (1.7%)
Caisse d'Amortissement de la Dette Sociale
	1.125%, 11/29/24		1,000	986,291
Caisse des Depots et Consignations
	0.875%, 11/18/24		1,600	1,578,691
Caisse des Depots et Consignations, Floating Rate Note, SOFR + 0.340%, FRN
(r)	5.701%, 05/03/26		3,200	3,196,288
TOTAL FRANCE				5,761,270
GERMANY — (1.5%)
Erste Abwicklungsanstalt
	0.875%, 10/30/24		1,600	1,582,424

VA Global Bond Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
GERMANY — (Continued)
Kreditanstalt fuer Wiederaufbau
	1.375%, 08/05/24		764	$763,694
	3.375%, 08/23/24		1,000	998,742
Landwirtschaftliche Rentenbank
	0.400%, 09/23/24	AUD	500	325,125
	4.250%, 01/09/25	AUD	1,000	653,129
State of North Rhine-Westphalia
	0.625%, 12/16/24	GBP	700	884,974
TOTAL GERMANY				5,208,088
NETHERLANDS — (1.8%)
BNG Bank NV
	1.500%, 10/16/24		500	496,061
Cooperatieve Rabobank UA
	3.875%, 08/22/24		250	249,735
(r)	3M Swap + 0.880%, FRN, 5.215%, 05/22/26	AUD	500	328,561
(r)	3M Swap + 0.870%, FRN, 5.205%, 02/26/27	AUD	500	328,134
(r)	3M Swap + 1.150%, FRN, 5.493%, 11/21/28	AUD	1,250	826,605
(r)	3M Swap + 1.030%, FRN, 5.365%, 02/26/29	AUD	500	328,633
Cooperatieve Rabobank UA, Floating Rate Note,
(r)	SOFR + 0.700%, FRN, 6.048%, 07/18/25		1,109	1,112,737
(r)	3M Swap + 1.180%, FRN, 5.645%, 01/19/28	AUD	2,000	1,326,121
Nederlandse Waterschapsbank NV
	2.000%, 12/16/24	GBP	950	1,206,951
TOTAL NETHERLANDS				6,203,538
NORWAY — (1.1%)
Kommunalbanken AS
	1.000%, 10/18/24	CAD	2,000	1,437,888
	4.250%, 07/16/25	AUD	500	326,102
Kommunalbanken AS, Floating Rate Note, SOFR + 1.000%, FRN
(r)Ω	6.347%, 06/17/26		2,000	2,023,380
TOTAL NORWAY				3,787,370
			Face Amount^	Value†
			(000)
SINGAPORE — (1.0%)
	DBS Bank Ltd., Floating Rate Note, 3M Swap + 0.850%, FRN
(r)	5.221%, 06/16/25	AUD	500	$328,142
	DBS Group Holdings Ltd., Floating Rate Note, SOFR + 0.610%, FRN
(r)Ω	5.977%, 09/12/25		2,000	2,004,040
	United Overseas Bank Ltd., Floating Rate Note, 3M Swap + 0.590%, FRN
(r)	5.070%, 10/27/25	AUD	1,600	1,047,908
	TOTAL SINGAPORE			3,380,090
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (12.7%)
	African Development Bank
	4.000%, 01/10/25	AUD	500	326,086
Asian Development Bank
	1.500%, 10/18/24		1,250	1,239,725
	3.750%, 03/12/25	AUD	1,000	651,252
Asian Development Bank, Floating Rate Note,
(r)	SOFR + 1.000%, FRN, 6.366%, 08/27/26		1,842	1,870,146
(r)	SOFR + 0.300%, FRN, 5.646%, 06/20/28		3,700	3,699,338
	Asian Infrastructure Investment Bank
	0.500%, 10/30/24		1,360	1,343,954
	Asian Infrastructure Investment Bank, Floating Rate Note, SOFR + 0.620%, FRN
(r)	5.984%, 08/16/27		3,000	3,024,840
	European Bank for Reconstruction & Development
	1.625%, 09/27/24		500	497,032
European Bank for Reconstruction & Development, Floating Rate Note,
(r)	SOFR + 0.190%, FRN, 5.539%, 04/14/26		204	203,855
(r)	SOFR + 0.330%, FRN, 5.695%, 02/20/28		4,240	4,245,385
	European Investment Bank
	0.750%, 09/09/24	NOK	15,000	1,369,033
European Investment Bank

VA Global Bond Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
(r)Ω	SOFR + 1.000%, FRN, 6.366%, 05/21/28		7,400	$7,573,727
Inter-American Development Bank
	1.700%, 10/10/24	CAD	700	504,336
Inter-American Development Bank, Floating Rate Note,
(r)	SOFR + 0.170%, FRN, 5.537%, 09/16/26		1,000	999,010
(r)	SOFR + 0.280%, FRN, 5.649%, 04/12/27		127	127,025
(r)	SOFR + 0.350%, FRN, 5.719%, 10/04/27		2,671	2,672,520
(r)	SOFR + 0.270%, FRN, 5.638%, 03/20/28		1,400	1,397,455
(r)	SOFR + 0.350%, FRN, 5.720%, 10/05/28		4,220	4,221,909
International Bank for Reconstruction & Development, Floating Rate Note,
(r)	SOFR + 0.180%, FRN, 5.547%, 06/15/26		1,000	999,020
(r)	SOFR + 0.370%, FRN, 5.739%, 01/12/27		1,450	1,454,176
(r)	SOFR + 0.430%, FRN, 5.794%, 08/19/27		1,474	1,482,328
International Finance Corp.
	1.375%, 09/13/24	CAD	2,454	1,770,847
Nordic Investment Bank
	0.375%, 09/20/24		800	794,517
	1.500%, 03/13/25	NOK	2,000	179,758
Nordic Investment Bank, Floating Rate Note, SOFR + 1.000%, FRN
(r)	6.363%, 05/12/26		650	656,045
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				43,303,319
SWEDEN — (2.2%)
Kommuninvest I Sverige AB
	1.000%, 10/02/24	SEK	19,000	1,766,638
	1.000%, 05/12/25	SEK	14,000	1,286,226
			Face Amount^	Value†
			(000)
SWEDEN — (Continued)
Svensk Exportkredit AB
	3.625%, 09/03/24		2,100	$2,096,301
Svensk Exportkredit AB, Floating Rate Note, SOFR + 1.000%, FRN
(r)	6.363%, 08/03/26		1,330	1,348,716
Svenska Handelsbanken AB, Floating Rate Note,
(r)	3M Swap + 0.450%, FRN, 4.805%, 03/04/26	AUD	900	586,590
(r)Ω	SOFR + 0.660%, FRN, 6.028%, 05/28/27		400	400,682
TOTAL SWEDEN				7,485,153
UNITED STATES — (1.2%)
Bank of America NA, Floating Rate Note, SOFR + 1.020%, FRN
(r)	6.385%, 08/18/26		250	252,576
JPMorgan Chase Bank NA, Floating Rate Note, SOFR + 0.620%, FRN
(r)	5.987%, 04/29/26		900	903,842
Morgan Stanley Bank NA, Floating Rate Note, SOFR + 1.165%, FRN
(r)	6.531%, 10/30/26		500	505,665
Roche Holdings, Inc.
Ω	3.350%, 09/30/24		2,000	1,991,568
Roche Holdings, Inc., Floating Rate Note, SOFR + 0.740%, FRN
(r)Ω	6.104%, 11/13/26		600	604,908
TOTAL UNITED STATES				4,258,559
TOTAL BONDS				144,864,537
U.S. TREASURY OBLIGATIONS — (14.2%)
U.S. Treasury Notes
(r)	3M USTMMR + 0.170%, FRN, 5.383%, 10/31/25		25,500	25,513,623
(r)	3M USTMMR + 0.245%, FRN, 5.458%, 01/31/26		21,000	21,032,969
U.S. Treasury Notes, Floating Rate Note
(r)	3M USTMMR + 0.150%, FRN, 5.363%, 04/30/26		2,000	2,000,734
TOTAL U.S. TREASURY OBLIGATIONS				48,547,326

VA Global Bond Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
COMMERCIAL PAPER — (33.9%)
CANADA — (5.0%)
Canadian Imperial Bank of Commerce
Ω	5.508%, 09/04/24	1,250	$1,243,540
Ω	5.509%, 09/05/24	5,250	5,222,095
Ω	5.501%, 09/09/24	2,500	2,485,237
CDP Financial, Inc.
Ω	5.500%, 01/03/25	1,000	977,744
Export Development Canada
	5.466%, 09/05/24	2,000	1,989,576
PSP Capital, Inc.
Ω	5.474%, 10/02/24	800	792,604
Ω	5.423%, 10/15/24	1,500	1,483,367
Toronto-Dominion Bank
Ω	5.522%, 09/20/24	500	496,233
Ω	5.520%, 09/26/24	700	694,095
Ω	5.521%, 09/27/24	700	693,990
Ω	5.484%, 10/17/24	850	840,229
TOTAL CANADA			16,918,710
FRANCE — (6.3%)
Caisse d'Amortissement de la Dette Sociale
Ω	5.423%, 10/21/24	1,500	1,481,757
Ω	5.451%, 10/21/24	3,500	3,457,434
LVMH Moet Hennessy Louis Vuitton SE
Ω	5.521%, 08/12/24	917	915,377
Ω	5.522%, 08/13/24	725	723,610
Ω	5.526%, 08/14/24	500	498,967
Ω	5.460%, 08/20/24	1,500	1,495,575
Ω	5.524%, 08/26/24	1,000	996,165
Ω	5.550%, 09/18/24	2,000	1,985,528
Ω	5.487%, 08/27/24	1,250	1,245,022
Ω	5.489%, 09/16/24	1,000	993,060
Ω	5.512%, 09/19/24	1,500	1,488,924
Sanofi SA
Ω	5.488%, 09/06/24	2,419	2,405,792
Ω	5.493%, 09/06/24	1,391	1,383,405
Ω	5.489%, 10/03/24	1,000	990,582
Ω	5.488%, 10/10/24	1,500	1,484,343
TOTAL FRANCE			21,545,541
GERMANY — (1.3%)
Erste Abwicklungsanstalt
Ω	5.459%, 08/23/24	1,500	1,494,902
Ω	5.449%, 10/01/24	3,000	2,971,790
TOTAL GERMANY			4,466,692
LUXEMBOURG — (2.1%)
Nestle Finance International Ltd.
Ω	5.483%, 09/30/24	1,000	991,123
Ω	5.467%, 08/22/24	1,000	996,804
		Face Amount^	Value†
		(000)

LUXEMBOURG — (Continued)
Ω	5.466%, 08/27/24	750	$747,058
Ω	5.475%, 09/27/24	1,250	1,239,449
Ω	5.524%, 12/16/24	1,500	1,470,744
Ω	5.432%, 09/17/24	1,510	1,499,458
TOTAL LUXEMBOURG			6,944,636
NETHERLANDS — (0.5%)
Nederlandse Waterschapsbank NV
Ω	5.500%, 10/03/24	1,750	1,733,590
NORWAY — (2.0%)
DNB Bank ASA
Ω	5.493%, 08/22/24	1,000	996,762
Ω	5.481%, 10/18/24	3,500	3,459,564
Ω	5.527%, 11/22/24	1,500	1,475,300
Ω	5.470%, 09/18/24	1,000	992,790
TOTAL NORWAY			6,924,416
SINGAPORE — (2.6%)
DBS Bank Ltd.
Ω	5.520%, 08/01/24	1,500	1,499,779
Ω	5.512%, 09/23/24	1,750	1,736,093
Ω	5.510%, 09/24/24	2,750	2,727,747
United Overseas Bank Ltd.
Ω	5.543%, 08/27/24	3,000	2,988,007
TOTAL SINGAPORE			8,951,626
SWEDEN — (1.2%)
Nordea Bank Abp
Ω	5.466%, 10/28/24	1,750	1,727,063
Svensk Exportkredit AB
	5.479%, 09/25/24	2,500	2,479,472
TOTAL SWEDEN			4,206,535
UNITED STATES — (12.9%)
Apple, Inc.
Ω	5.444%, 09/19/24	2,500	2,481,609
Caisse des Depots et Consignations
Ω	5.468%, 08/30/24	500	497,783
Ω	5.453%, 09/10/24	1,500	1,490,912
Ω	5.471%, 09/10/24	2,500	2,484,853
Ω	5.402%, 10/09/24	500	494,837
Chevron Corp.
Ω	5.403%, 09/20/24	1,250	1,240,567
Cisco Systems, Inc.
Ω	5.490%, 10/03/24	2,500	2,476,418
Ω	5.474%, 10/15/24	1,000	988,824
Ω	5.505%, 11/05/24	2,000	1,971,627
Johnson & Johnson
Ω	5.441%, 08/01/24	500	499,927
Kreditanstalt fuer Wiederaufbau
Ω	5.451%, 09/12/24	850	844,638

VA Global Bond Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
L'Oreal USA, Inc.
Ω	5.484%, 08/08/24		500	$499,400
National Securities Clearing Corp.
Ω	5.489%, 08/28/24		1,000	995,862
Ω	5.513%, 08/30/24		4,750	4,728,942
Ω	5.501%, 09/17/24		3,000	2,978,720
Ω	5.473%, 09/26/24		1,500	1,487,365
Novartis Finance Corp.
Ω	5.475%, 08/05/24		2,250	2,248,345
Ω	5.471%, 12/17/24		500	490,075
Ω	5.417%, 09/10/24		750	745,463
Ω	5.428%, 10/28/24		1,500	1,480,415
NRW Bank
Ω	5.479%, 09/03/24		400	398,013
Ω	5.470%, 09/20/24		2,000	1,985,116
Ω	5.481%, 09/23/24		3,000	2,976,366
Ω	5.483%, 09/25/24		1,000	991,831
Ω	5.508%, 10/10/24		1,000	989,646
Ω	5.508%, 10/11/24		1,750	1,731,625
Province of Quebec
Ω	5.413%, 09/19/24		1,000	992,630
Roche Holdings, Inc.
Ω	5.422%, 09/16/24		1,000	993,071
Siemens Capital Co. LLC
Ω	5.421%, 09/27/24		2,000	1,982,989
TOTAL UNITED STATES				44,167,869
TOTAL COMMERCIAL PAPER (Cost $115,870,619)				115,859,615
FOREIGN SOVEREIGN OBLIGATIONS — (9.5%)
CANADA — (1.6%)
Canada Treasury Bills
∞	4.716%, 08/01/24	CAD	800	579,368
∞	4.662%, 08/15/24	CAD	1,400	1,012,149
∞	4.641%, 08/29/24	CAD	2,700	1,948,678
		Face Amount^	Value†
		(000)

CANADA — (Continued)
∞ 4.662%, 09/12/24	CAD	2,700	$1,945,392
TOTAL CANADA			5,485,587
SINGAPORE — (2.9%)
Monetary Authority of Singapore Bills
∞ 3.844%, 08/16/24	SGD	4,600	3,435,967
∞ 3.804%, 08/23/24	SGD	5,400	4,030,624
∞ 3.791%, 08/30/24	SGD	3,400	2,535,981
TOTAL SINGAPORE			10,002,572
SWEDEN — (2.1%)
Sweden Treasury Bills
∞ 3.718%, 08/21/24	SEK	75,000	6,989,903
UNITED KINGDOM — (2.9%)
U.K. Treasury Bills
∞ 5.187%, 10/21/24	GBP	6,200	7,880,003
∞ 5.177%, 10/28/24	GBP	1,500	1,904,586
TOTAL UNITED KINGDOM			9,784,589
TOTAL FOREIGN SOVEREIGN OBLIGATIONS			32,262,651
TOTAL INVESTMENT SECURITIES (Cost $342,312,678)			341,534,129

		Shares
SECURITIES LENDING COLLATERAL — (0.0%)
@§	The DFA Short Term Investment Fund	1	12
TOTAL INVESTMENTS — (100.0%)
(Cost $342,312,690)^^			$341,534,141
As of July 31, 2024, VA Global Bond Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	1,595,416	NOK	16,961,492	Citibank, N.A.	08/05/24	$40,712
USD	342,381	AUD	518,840	Citibank, N.A.	08/06/24	3,051
USD	15,707,656	AUD	23,515,444	Societe Generale	08/06/24	328,160
SGD	7,997,090	USD	5,966,579	Citibank, N.A.	08/07/24	17,620
SGD	3,997,440	USD	2,963,161	Morgan Stanley and Co. International	08/07/24	28,112
SGD	8,404,251	USD	6,243,826	Societe Generale	08/07/24	45,051
SGD	4,681,788	USD	3,472,041	State Street Bank and Trust	08/07/24	31,328
USD	500,077	CAD	683,217	Citibank, N.A.	08/08/24	5,129

VA Global Bond Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	5,722,459	CAD	7,811,440	State Street Bank and Trust	08/08/24	$63,558
USD	16,318,973	AUD	24,704,168	State Street Bank and Trust	08/26/24	153,470
CAD	12,442,596	USD	9,011,803	Citibank, N.A.	09/09/24	10,313
USD	14,891,451	CAD	20,275,828	NatWest Markets PLC	09/09/24	189,465
USD	6,599,079	CAD	8,983,959	State Street Bank and Trust	09/11/24	84,417
GBP	614,397	USD	780,409	Citibank, N.A.	09/20/24	9,774
USD	1,911,781	GBP	1,484,443	Citibank, N.A.	09/20/24	2,623
USD	7,910,118	GBP	6,122,401	NatWest Markets PLC	09/20/24	36,032
USD	2,451,508	SEK	25,924,162	NatWest Markets PLC	09/27/24	23,818
USD	7,780,739	SEK	81,634,392	NatWest Markets PLC	10/09/24	131,142
Total Appreciation						$1,203,775
USD	3,704,124	SGD	4,988,410	Morgan Stanley and Co. International	08/07/24	$(28,689)
USD	3,507,093	SGD	4,709,300	Societe Generale	08/07/24	(16,863)
USD	11,389,998	SGD	15,382,859	State Street Bank and Trust	08/07/24	(120,953)
USD	3,423,541	SGD	4,600,000	Citibank, N.A.	08/16/24	(20,178)
USD	6,524,912	SGD	8,768,266	State Street Bank and Trust	08/16/24	(39,316)
USD	800,177	CAD	1,107,300	Citibank, N.A.	09/09/24	(2,725)
USD	2,977,957	GBP	2,354,095	Barclays Capital	09/20/24	(49,670)
GBP	96,646	USD	125,234	Citibank, N.A.	09/20/24	(936)
Total (Depreciation)						$(279,330)
Total Appreciation (Depreciation)						$924,445
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds
Australia	—	$33,733,856	—	$33,733,856
Austria	—	596,277	—	596,277
Canada	—	27,699,838	—	27,699,838
Finland	—	3,447,179	—	3,447,179
France	—	5,761,270	—	5,761,270
Germany	—	5,208,088	—	5,208,088
Netherlands	—	6,203,538	—	6,203,538
Norway	—	3,787,370	—	3,787,370
Singapore	—	3,380,090	—	3,380,090
Supranational Organization Obligations	—	43,303,319	—	43,303,319
Sweden	—	7,485,153	—	7,485,153
United States	—	4,258,559	—	4,258,559
U.S. Treasury Obligations	—	48,547,326	—	48,547,326
Commercial Paper	—	115,859,615	—	115,859,615
Foreign Sovereign Obligations	—	32,262,651	—	32,262,651
Securities Lending Collateral	—	12	—	12
Total Investments in Securities	—	$341,534,141	—	$341,534,141

VA Global Bond Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Financial Instruments
Assets
Forward Currency Contracts**	—	$1,203,775	—	$1,203,775
Liabilities
Forward Currency Contracts**	—	(279,330)	—	(279,330)
Total Financial Instruments	—	$924,445	—	$924,445
** Valued at the unrealized appreciation/(depreciation) on the investment.

VIT Inflation-Protected Securities Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)

	Face Amount±	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (99.7%)
U.S. Treasury Inflation-Indexed Bonds
3.625%, 04/15/28	14,742	$15,631,710
2.500%, 01/15/29	18,211	18,758,312
3.875%, 04/15/29	15,741	17,196,858
3.375%, 04/15/32	14,190	15,782,301
2.125%, 02/15/40	10,171	10,332,136
2.125%, 02/15/41	8,461	8,616,441
0.750%, 02/15/42	6,671	5,364,482
0.625%, 02/15/43	5,464	4,230,704
1.375%, 02/15/44	3,638	3,212,127
U.S. Treasury Inflation-Indexed Notes
0.750%, 07/15/28	17,203	16,564,493
0.875%, 01/15/29	17,910	17,219,562
0.250%, 07/15/29	3,254	3,035,193
0.125%, 01/15/30	20,446	18,722,160
0.125%, 07/15/30	4,532	4,131,571
0.125%, 01/15/31	19,561	17,613,268
0.125%, 07/15/31	14,588	13,062,032
0.125%, 01/15/32	20,393	18,027,143
1.125%, 01/15/33	3,163	2,987,913
1.375%, 07/15/33	1,551	1,495,368
TOTAL U.S. TREASURY OBLIGATIONS Cost ($224,338,486)		211,983,774

	Shares
TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund 5.260%	742,098	742,098
TOTAL INVESTMENTS — (100.0%)
(Cost $225,080,584)^^		$212,725,872
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
U.S. Treasury Obligations	—	$211,983,774	—	$211,983,774
Temporary Cash Investments	$742,098	—	—	742,098
Total Investments in Securities	$742,098	$211,983,774	—	$212,725,872

VA Global Moderate Allocation Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group, Inc.	1,954,311	$72,759,013
Investment in VA Global Bond Portfolio of DFA Investment Dimensions Group, Inc.	2,761,509	27,670,321
Investment in DFA Selectively Hedged Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	2,946,786	27,670,320
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	626,644	25,999,451
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	1,492,840	24,348,217
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	476,411	11,510,095
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	1,111,490	11,070,444
Investment in VA Short-Term Fixed Portfolio of DFA Investment Dimensions Group, Inc.	1,068,576	11,070,444
Investment in VA U.S. Large Value Portfolio of DFA Investment Dimensions Group, Inc.	142,544	5,249,914
Investment in VA International Value Portfolio of DFA Investment Dimensions Group, Inc.	181,909	2,732,273
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	55,722	2,280,683
Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	206,724	764,879
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $155,947,903)		$223,126,054

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 5.260% (Cost $137,437)	137,437	137,437
TOTAL INVESTMENTS — (100.0%) (Cost $156,085,340)^^		$223,263,491
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$223,126,054	—	—	$223,126,054
Temporary Cash Investments	137,437	—	—	137,437
Total Investments in Securities	$223,263,491	—	—	$223,263,491

U.S. Large Cap Growth Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)

		Shares	Value†
COMMON STOCKS — (99.1%)
COMMUNICATION SERVICES — (0.7%)
*	Live Nation Entertainment, Inc.	453	$43,574
	Meta Platforms, Inc., Class A	51,516	24,461,342
TOTAL COMMUNICATION SERVICES			24,504,916
CONSUMER DISCRETIONARY — (12.3%)
*	Amazon.com, Inc.	595,558	111,357,435
	Best Buy Co., Inc.	4,706	407,163
	Booking Holdings, Inc.	699	2,596,792
*	Burlington Stores, Inc.	31,695	8,250,842
*	Chipotle Mexican Grill, Inc.	139,050	7,553,196
	Darden Restaurants, Inc.	29,835	4,364,562
*	Deckers Outdoor Corp.	5,671	5,232,235
*	Expedia Group, Inc.	70,338	8,980,052
	Home Depot, Inc.	384,814	141,673,122
	Las Vegas Sands Corp.	111,676	4,430,187
*	Lululemon Athletica, Inc.	22,804	5,898,483
	Marriott International, Inc., Class A	1	227
	NIKE, Inc., Class B	118,889	8,900,031
	Pool Corp.	17,196	6,431,992
	Ross Stores, Inc.	214,145	30,671,988
	Starbucks Corp.	37,155	2,896,232
	TJX Cos., Inc.	392,281	44,335,599
	Tractor Supply Co.	79,952	21,052,961
*	Ulta Beauty, Inc.	9,790	3,572,273
#	Williams-Sonoma, Inc.	28,663	4,433,593
TOTAL CONSUMER DISCRETIONARY			423,038,965
CONSUMER STAPLES — (11.9%)
	Altria Group, Inc.	128,765	6,310,773
*	BJ's Wholesale Club Holdings, Inc.	11,954	1,051,474
	Brown-Forman Corp. (BF/A US), Class A	2,508	114,340
*	Celsius Holdings, Inc.	3,571	167,230
	Clorox Co.	71,957	9,493,287
	Coca-Cola Co.	1,039,588	69,382,103
	Colgate-Palmolive Co.	182,287	18,081,047
	Costco Wholesale Corp.	49,584	40,758,048
	Estee Lauder Cos., Inc., Class A	870	86,661
	Hershey Co.	37,890	7,482,517
	Kimberly-Clark Corp.	274,663	37,093,238
	Lamb Weston Holdings, Inc.	50,944	3,057,659
	PepsiCo, Inc.	528,080	91,183,573
	Procter & Gamble Co.	540,250	86,850,590
	Sysco Corp.	503,183	38,568,977
TOTAL CONSUMER STAPLES			409,681,517
ENERGY — (1.6%)
	APA Corp.	122,179	3,810,763
	Cheniere Energy, Inc.	184,567	33,709,317
	Targa Resources Corp.	136,502	18,465,990
	Texas Pacific Land Corp.	723	610,863
TOTAL ENERGY			56,596,933

U.S. Large Cap Growth Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (11.7%)
	Ameriprise Financial, Inc.	86,091	$37,025,156
	Equitable Holdings, Inc.	137,366	5,990,531
	Erie Indemnity Co., Class A	100	44,115
	FactSet Research Systems, Inc.	1,667	688,621
	LPL Financial Holdings, Inc.	36,603	8,108,297
	Marsh & McLennan Cos., Inc.	80,416	17,898,189
	Mastercard, Inc., Class A	330,089	153,065,570
	Moody's Corp.	35,508	16,208,692
	Visa, Inc., Class A	624,086	165,800,928
TOTAL FINANCIALS			404,830,099
HEALTH CARE — (13.1%)
	AbbVie, Inc.	701,399	129,983,263
	Amgen, Inc.	204,640	68,036,661
	Cencora, Inc.	137,269	32,653,550
*	DaVita, Inc.	7,992	1,091,867
*	Edwards Lifesciences Corp.	3	189
	Eli Lilly & Co.	209,373	168,392,423
*	IDEXX Laboratories, Inc.	31,399	14,949,692
*	IQVIA Holdings, Inc.	15,840	3,900,283
*	Solventum Corp.	39,626	2,333,179
*	Waters Corp.	22,972	7,725,024
	West Pharmaceutical Services, Inc.	67	20,513
	Zoetis, Inc.	121,384	21,853,975
TOTAL HEALTH CARE			450,940,619
INDUSTRIALS — (16.4%)
	3M Co.	158,506	20,217,440
	Advanced Drainage Systems, Inc.	4,924	871,745
	Automatic Data Processing, Inc.	134,474	35,315,562
*	Boeing Co.	60,512	11,533,587
	Booz Allen Hamilton Holding Corp.	52,858	7,575,080
	Broadridge Financial Solutions, Inc.	70,417	15,069,238
	Caterpillar, Inc.	168,551	58,352,356
	Cintas Corp.	20,401	15,585,140
	Deere & Co.	2,345	872,293
	Expeditors International of Washington, Inc.	12,767	1,593,577
	Fastenal Co.	337,958	23,910,528
	Ferguson PLC	105,511	23,492,024
	Honeywell International, Inc.	166,186	34,026,583
	Illinois Tool Works, Inc.	95,864	23,705,250
	Lennox International, Inc.	20,269	11,826,962
	Lincoln Electric Holdings, Inc.	6,392	1,312,981
	Lockheed Martin Corp.	94,240	51,070,541
	Old Dominion Freight Line, Inc.	72,503	15,238,681
	Paychex, Inc.	292,582	37,456,348
	Rockwell Automation, Inc.	42,227	11,766,554
	Rollins, Inc.	75,167	3,601,251
	Trane Technologies PLC	41,237	13,784,704
	Union Pacific Corp.	142,121	35,065,514
	United Parcel Service, Inc., Class B	55,885	7,285,727
	Verisk Analytics, Inc.	105,899	27,719,063
	Vertiv Holdings Co., Class A	170,425	13,412,448
	Waste Management, Inc.	137,529	27,871,627
	WW Grainger, Inc.	33,474	32,697,738
*	XPO, Inc.	29,277	3,363,635
TOTAL INDUSTRIALS			565,594,177

U.S. Large Cap Growth Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (30.4%)
*	Adobe, Inc.	111,857	$61,705,914
	Apple, Inc.	851,308	189,058,481
	Applied Materials, Inc.	224,586	47,657,149
*	AppLovin Corp., Class A	101,658	7,837,832
*	Autodesk, Inc.	47,037	11,642,598
	Broadcom, Inc.	98,449	15,818,785
	CDW Corp.	86,220	18,805,444
*	Fortinet, Inc.	51,094	2,965,496
*	Gartner, Inc.	52,381	26,252,833
*	GoDaddy, Inc., Class A	53,513	7,783,466
	International Business Machines Corp.	11,202	2,152,352
	KLA Corp.	47,154	38,811,043
	Lam Research Corp.	40,572	37,376,549
*	Manhattan Associates, Inc.	4,950	1,264,131
	Microchip Technology, Inc.	16,632	1,476,589
	Microsoft Corp.	388,047	162,339,462
	Motorola Solutions, Inc.	51,444	20,522,041
	NetApp, Inc.	144,515	18,350,515
	NVIDIA Corp.	2,048,560	239,722,491
	NXP Semiconductors NV	14,751	3,881,873
	Oracle Corp.	682,988	95,242,677
*	Palo Alto Networks, Inc.	12,124	3,937,027
	QUALCOMM, Inc.	32,838	5,942,036
	Texas Instruments, Inc.	138,701	28,268,651
TOTAL INFORMATION TECHNOLOGY			1,048,815,435
MATERIALS — (0.7%)
	Avery Dennison Corp.	5,468	1,185,627
	Sherwin-Williams Co.	70,484	24,725,787
TOTAL MATERIALS			25,911,414
UTILITIES — (0.3%)
	Vistra Corp.	141,526	11,211,690
TOTAL COMMON STOCKS Cost ($1,859,321,615)			3,421,125,765

TEMPORARY CASH INVESTMENTS — (0.9%)
	State Street Institutional U.S. Government Money Market Fund 5.260%	30,497,210	30,497,210
SECURITIES LENDING COLLATERAL — (0.0%)
@§	The DFA Short Term Investment Fund	18,371	212,499
TOTAL INVESTMENTS — (100.0%)
(Cost $1,890,031,324)^^			$3,451,835,474
As of July 31, 2024, U.S. Large Cap Growth Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	87	09/20/24	$24,718,821	$24,177,300	$(541,521)
Total Futures Contracts			$24,718,821	$24,177,300	$(541,521)

U.S. Large Cap Growth Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$24,504,916	—	—	$24,504,916
Consumer Discretionary	423,038,965	—	—	423,038,965
Consumer Staples	409,681,517	—	—	409,681,517
Energy	56,596,933	—	—	56,596,933
Financials	404,830,099	—	—	404,830,099
Health Care	450,940,619	—	—	450,940,619
Industrials	565,594,177	—	—	565,594,177
Information Technology	1,048,815,435	—	—	1,048,815,435
Materials	25,911,414	—	—	25,911,414
Utilities	11,211,690	—	—	11,211,690
Temporary Cash Investments	30,497,210	—	—	30,497,210
Securities Lending Collateral	—	$212,499	—	212,499
Total Investments in Securities	$3,451,622,975	$212,499	—	$3,451,835,474
Financial Instruments
Liabilities
Futures Contracts**	(541,521)	—	—	(541,521)
Total Financial Instruments	$(541,521)	—	—	$(541,521)
** Valued at the unrealized appreciation/(depreciation) on the investment.

U.S. Small Cap Growth Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)

		Shares	Value†
COMMON STOCKS — (92.2%)
COMMUNICATION SERVICES — (2.5%)
*	Anterix, Inc.	21,531	$866,838
#*	Atlanta Braves Holdings, Inc. (2291915D US), Class A	7,436	341,461
*	Atlanta Braves Holdings, Inc. (2292098D US), Class C	24,919	1,082,232
*	Cargurus, Inc.	89,538	2,222,333
*	Cars.com, Inc.	75,568	1,558,212
#*	Cinemark Holdings, Inc.	124,486	2,935,380
#*	Gambling.com Group Ltd.	28,642	275,536
*	Gannett Co., Inc.	54,565	267,914
#*	Gogo, Inc.	113,400	1,029,672
	IDT Corp., Class B	26,370	1,008,125
*	IMAX Corp.	74,230	1,566,253
	Iridium Communications, Inc.	92,938	2,667,321
	John Wiley & Sons, Inc. (WLY US), Class A	44,907	2,144,309
*	Magnite, Inc.	89,552	1,302,086
	New York Times Co., Class A	108,005	5,787,988
	Nexstar Media Group, Inc.	1,466	270,902
*	PubMatic, Inc., Class A	39,671	871,175
*	QuinStreet, Inc.	21,591	403,752
#	Shutterstock, Inc.	37,652	1,664,971
*	Stagwell, Inc.	118,951	794,593
*	TechTarget, Inc.	28,638	916,416
	Townsquare Media, Inc., Class A	2,145	25,912
*	Travelzoo	8,318	84,594
*	TripAdvisor, Inc.	118,709	2,092,840
*	Yelp, Inc.	69,899	2,546,421
*	ZipRecruiter, Inc., Class A	63,516	581,807
*	ZoomInfo Technologies, Inc.	17,126	194,551
TOTAL COMMUNICATION SERVICES			35,503,594
CONSUMER DISCRETIONARY — (16.1%)
*	Abercrombie & Fitch Co., Class A	39,265	5,790,802
*	Accel Entertainment, Inc.	46,293	564,775
#	Acushnet Holdings Corp.	73,215	5,313,945
	American Eagle Outfitters, Inc.	178,493	3,935,771
	Aramark	86,309	2,957,809
#	Arhaus, Inc.	53,127	806,999
#	Arko Corp.	55,472	363,342
	Autoliv, Inc.	37,763	3,819,350
*	AutoNation, Inc.	28,394	5,415,304
	Bloomin' Brands, Inc.	100,772	2,101,096
#*	Boot Barn Holdings, Inc.	30,194	4,030,295
#	Bowlero Corp., Class A	13,273	171,885
	Boyd Gaming Corp.	2,041	124,236
*	Bright Horizons Family Solutions, Inc.	14,265	1,715,366
#	Brunswick Corp.	54,492	4,438,373
	Buckle, Inc.	51,671	2,231,670
#	Build-A-Bear Workshop, Inc.	18,511	502,018
#	Camping World Holdings, Inc., Class A	58,336	1,334,728
*	Capri Holdings Ltd.	5,793	194,297
	Carriage Services, Inc.	1,253	40,171
#	Carter's, Inc.	36,337	2,200,205
*	Cavco Industries, Inc.	8,315	3,447,565
#	Cheesecake Factory, Inc.	62,947	2,448,009

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Choice Hotels International, Inc.	34,922	$4,450,809
#	Columbia Sportswear Co.	19,300	1,576,810
#*	Cooper-Standard Holdings, Inc.	7,200	106,416
#	Cricut, Inc., Class A	22,913	142,290
*	Crocs, Inc.	46,710	6,276,423
#*	Dave & Buster's Entertainment, Inc.	42,004	1,579,770
#	Dillard's, Inc., Class A	9,875	3,936,076
*	Dorman Products, Inc.	17,952	1,819,794
#*	Dream Finders Homes, Inc., Class A	18,745	591,405
*	Envela Corp.	10,494	50,791
#*	European Wax Center, Inc., Class A	70,607	663,000
#*	Figs, Inc., Class A	37,608	244,452
*	Five Below, Inc.	25,343	1,843,450
*	Frontdoor, Inc.	79,753	3,147,053
	Gap, Inc.	277,535	6,516,522
	Gentex Corp.	131,659	4,089,329
*	Gentherm, Inc.	31,750	1,751,965
*	Grand Canyon Education, Inc.	31,916	4,977,300
	H&R Block, Inc.	70,866	4,105,976
#*	Hanesbrands, Inc.	334,521	1,987,055
	Hasbro, Inc.	107,125	6,905,277
#	Installed Building Products, Inc.	27,915	7,546,820
	International Game Technology PLC	2,090	49,052
	J Jill, Inc.	11,012	423,411
#	Jack in the Box, Inc.	4,336	257,732
	Kontoor Brands, Inc.	65,219	4,575,113
#*	Kura Sushi USA, Inc., Class A	10,600	609,394
	Laureate Education, Inc.	81,417	1,261,964
#	Levi Strauss & Co., Class A	44,067	807,748
	Marine Products Corp.	10,074	106,684
*	Mattel, Inc.	219,385	4,231,937
#*	Mister Car Wash, Inc.	106,778	811,513
*	Modine Manufacturing Co.	59,366	6,985,004
	Murphy USA, Inc.	1,619	817,465
	Nathan's Famous, Inc.	430	32,272
#	Nordstrom, Inc.	144,979	3,309,871
#*	Norwegian Cruise Line Holdings Ltd.	330,139	6,084,462
*	Ollie's Bargain Outlet Holdings, Inc.	35,711	3,486,822
*	OneSpaWorld Holdings Ltd.	96,754	1,556,772
#	Oxford Industries, Inc.	15,905	1,675,274
#	Papa John's International, Inc.	6,657	294,439
	Patrick Industries, Inc.	891	114,101
*	PlayAGS, Inc.	30,743	352,007
	Polaris, Inc.	55,646	4,634,199
*	Potbelly Corp.	30,930	225,789
	Red Rock Resorts, Inc., Class A	49,765	2,836,605
#*	Restoration Hardware, Inc.	9,824	2,849,746
#*	Revolve Group, Inc.	36,747	711,054
*	Shake Shack, Inc., Class A	20,509	1,796,999
	SharkNinja, Inc.	14,231	1,093,652
*	Skyline Champion Corp.	55,715	4,541,330
*	Sonos, Inc.	128,133	1,729,796
	Steven Madden Ltd.	85,157	3,861,018
*	Stride, Inc.	34,112	2,591,830
	Tapestry, Inc.	127,314	5,104,018
*	Target Hospitality Corp.	23,462	219,604
	Tempur Sealy International, Inc.	133,602	6,994,065
*	Tile Shop Holdings, Inc.	6,058	43,739
#*	United Parks & Resorts, Inc.	48,420	2,549,313

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Universal Technical Institute, Inc.	51,649	$978,232
	Upbound Group, Inc.	56,358	2,126,387
	Vail Resorts, Inc.	27,779	5,056,056
*	Valvoline, Inc.	111,382	5,179,263
#	VF Corp.	130,829	2,218,860
*	Victoria's Secret & Co.	77,060	1,367,815
*	Visteon Corp.	30,406	3,513,109
*	Vizio Holding Corp., Class A	6,479	71,139
	Wendy's Co.	215,805	3,653,579
	Worthington Enterprises, Inc.	19,841	990,264
	Wyndham Hotels & Resorts, Inc.	61,267	4,639,137
#*	XPEL, Inc.	25,270	1,032,785
*	YETI Holdings, Inc.	72,027	2,978,316
TOTAL CONSUMER DISCRETIONARY			231,687,530
CONSUMER STAPLES — (4.7%)
*	Boston Beer Co., Inc. , Class A	6,610	1,852,188
	Calavo Growers, Inc.	1,291	30,713
*	Chefs' Warehouse, Inc.	40,109	1,668,133
	Coca-Cola Consolidated, Inc.	4,470	5,122,128
*	elf Beauty, Inc.	27,301	4,711,607
	Energizer Holdings, Inc.	73,038	2,248,840
	Flowers Foods, Inc.	164,232	3,698,505
*	Fresh Market, Inc.	15,766	0
#*	Freshpet, Inc.	37,365	4,547,321
	Inter Parfums, Inc.	31,841	4,479,392
	J&J Snack Foods Corp.	21,352	3,602,082
	John B Sanfilippo & Son, Inc.	11,228	1,177,480
	Lancaster Colony Corp.	21,652	4,180,135
*	Lifeway Foods, Inc.	8,013	98,800
	Limoneira Co.	1,472	32,443
*	Mama's Creations, Inc.	33,638	256,322
	National Beverage Corp.	65,383	3,190,037
	Natural Grocers by Vitamin Cottage, Inc.	15,000	409,200
	Oil-Dri Corp. of America	4,163	271,011
*	Pilgrim's Pride Corp.	22,014	907,637
	PriceSmart, Inc.	11,477	1,048,194
	Reynolds Consumer Products, Inc.	92,164	2,564,003
*	Sprouts Farmers Market, Inc.	117,824	11,769,439
#	Tootsie Roll Industries, Inc.	40,347	1,244,301
	Turning Point Brands, Inc.	23,500	886,420
#	Utz Brands, Inc.	60,042	891,023
	Vector Group Ltd.	4,047	51,721
#*	Vita Coco Co., Inc.	57,261	1,479,624
*	Vital Farms, Inc.	42,528	1,551,847
#	WD-40 Co.	13,268	3,471,042
TOTAL CONSUMER STAPLES			67,441,588
ENERGY — (4.1%)
#	Antero Midstream Corp.	236,680	3,398,725
	Archrock, Inc.	145,893	3,024,362
#	Cactus, Inc., Class A	60,780	3,836,434
#*	Centrus Energy Corp., Class A	12,484	545,426
	ChampionX Corp.	130,205	4,460,823
#	Core Laboratories, Inc.	64,935	1,590,258
#	CVR Energy, Inc.	99,124	2,834,946
#	Energy Services of America Corp.	11,947	91,156
*	EnLink Midstream LLC	347,900	4,755,793

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	EQT Corp.	112,657	$3,887,760
#	Evolution Petroleum Corp.	10,923	61,387
	Excelerate Energy, Inc., Class A	20,233	407,290
#*	KLX Energy Services Holdings, Inc.	13,748	94,724
*	Kosmos Energy Ltd.	347,893	1,923,848
#	Magnolia Oil & Gas Corp., Class A	163,643	4,457,635
#*	Nabors Industries Ltd.	9,468	973,595
#	New Fortress Energy, Inc.	66,759	1,317,823
*	Oceaneering International, Inc.	113,589	3,409,942
#	Sitio Royalties Corp., Class A	57,311	1,395,523
	Solaris Oilfield Infrastructure, Inc., Class A	3,233	42,514
*	TETRA Technologies, Inc.	174,273	650,038
*	Tidewater, Inc.	48,636	4,813,019
*	Uranium Energy Corp.	399,140	2,366,900
*	Valaris Ltd.	34,558	2,715,913
#	W&T Offshore, Inc.	70,948	170,985
*	Weatherford International PLC	56,155	6,618,428
TOTAL ENERGY			59,845,247
FINANCIALS — (9.0%)
*	American Coastal Insurance Corp., Class C	14,745	180,036
	AMERISAFE, Inc.	19,786	939,439
#	Artisan Partners Asset Management, Inc., Class A	59,461	2,625,798
*	AvidXchange Holdings, Inc.	165,713	1,481,474
#*	Baldwin Insurance Group, Inc.	22,993	1,005,714
*	Bancorp, Inc.	59,164	3,067,062
	BGC Group, Inc., Class A	364,140	3,353,729
	Brightsphere Investment Group, Inc.	40,589	1,063,026
#*	Cantaloupe, Inc.	68,662	534,877
	Cass Information Systems, Inc.	13,166	565,348
#	City Holding Co.	14,652	1,786,079
#	Cohen & Steers, Inc.	47,439	4,071,215
	Commerce Bancshares, Inc.	6,930	448,440
	Crawford & Co. (CRD/A US), Class A	31,015	303,637
	Crawford & Co. (CRD/B US), Class B	30,600	281,826
*	Credit Acceptance Corp.	6,327	3,637,392
	Diamond Hill Investment Group, Inc.	3,453	549,787
*	Donnelley Financial Solutions, Inc.	35,884	2,421,452
*	Euronet Worldwide, Inc.	38,840	3,961,292
	Evercore, Inc., Class A	15,934	3,989,714
	EVERTEC, Inc.	72,062	2,483,977
	Federated Hermes, Inc.	87,057	2,988,667
	First Financial Bankshares, Inc.	83,779	3,222,140
	FirstCash Holdings, Inc.	25,893	2,889,659
*	Flywire Corp.	67,624	1,238,195
#*	Goosehead Insurance, Inc., Class A	22,220	2,006,244
	Greene County Bancorp, Inc.	212	7,685
	Hamilton Lane, Inc., Class A	33,273	4,803,623
#	HCI Group, Inc.	7,542	710,909
#*	I3 Verticals, Inc., Class A	33,579	823,021
*	International Money Express, Inc.	32,892	730,531
	Kinsale Capital Group, Inc.	11,397	5,209,227
#	Lakeland Financial Corp.	20,374	1,396,230
#	Lazard, Inc.	68,480	3,367,162
	MarketAxess Holdings, Inc.	31,113	6,954,689
#	Moelis & Co., Class A	29,225	1,987,300
*	Moneylion, Inc.	1,748	120,472
*	NCR Atleos Corp.	28,306	910,038
*	NerdWallet, Inc., Class A	44,131	645,637

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#*	Open Lending Corp., Class A	114,264	$719,863
*	Oscar Health, Inc., Class A	26,890	475,415
*	Palomar Holdings, Inc.	25,055	2,305,311
*	Paymentus Holdings, Inc., Class A	18,116	383,153
*	Payoneer Global, Inc.	354,433	1,960,015
	Piper Sandler Cos.	12,123	3,312,973
#	PJT Partners, Inc., Class A	23,836	3,168,758
	Primerica, Inc.	22,547	5,676,658
	PROG Holdings, Inc.	41,906	1,888,284
	RLI Corp.	39,546	5,955,232
	SEI Investments Co.	23,763	1,612,082
	ServisFirst Bancshares, Inc.	9,435	757,064
#*	Shift4 Payments, Inc., Class A	50,916	3,502,512
	Silvercrest Asset Management Group, Inc., Class A	12,793	226,820
	SLM Corp.	189,078	4,290,180
#	StepStone Group, Inc., Class A	32,889	1,653,001
*	Triumph Financial, Inc.	7,610	690,455
	Victory Capital Holdings, Inc., Class A	38,032	1,992,497
	Virtu Financial, Inc., Class A	72,491	1,980,454
	Western Union Co.	275,212	3,272,271
*	WEX, Inc.	18,390	3,373,646
#	WisdomTree, Inc.	165,757	1,979,139
TOTAL FINANCIALS			129,938,526
HEALTH CARE — (9.3%)
#*	Accuray, Inc.	66,806	122,923
*	Addus HomeCare Corp.	11,494	1,394,912
*	Alkermes PLC	138,732	3,790,158
*	Amedisys, Inc.	8,478	831,268
#*	AMN Healthcare Services, Inc.	45,720	3,091,586
*	Amneal Pharmaceuticals, Inc.	246,191	1,804,580
#*	Amphastar Pharmaceuticals, Inc.	49,462	2,152,586
*	ANI Pharmaceuticals, Inc.	20,698	1,360,273
#*	Artivion, Inc.	41,653	1,130,879
*	Astrana Health, Inc.	45,104	2,366,156
	Atrion Corp.	726	332,726
*	Bioventus, Inc., Class A	4,592	32,190
*	Brookdale Senior Living, Inc.	195,222	1,509,066
	Bruker Corp.	31,977	2,190,744
*	Catalyst Pharmaceuticals, Inc.	117,633	2,027,993
	Chemed Corp.	7,318	4,172,431
*	Collegium Pharmaceutical, Inc.	44,485	1,715,786
#	CONMED Corp.	21,022	1,451,359
#*	Corcept Therapeutics, Inc.	102,880	3,978,370
*	CorVel Corp.	17,641	5,412,259
*	DaVita, Inc.	41,687	5,695,278
*	Electromed, Inc.	6,029	94,294
	Encompass Health Corp.	69,580	6,466,765
	Ensign Group, Inc.	50,176	7,062,272
*	Evolent Health, Inc., Class A	9,109	212,422
*	Exelixis, Inc.	123,022	2,884,866
#*	GoodRx Holdings, Inc., Class A	88,925	804,771
#*	Haemonetics Corp.	36,425	3,280,071
*	Halozyme Therapeutics, Inc.	124,165	6,861,358
*	Harmony Biosciences Holdings, Inc.	53,900	1,825,054
*	HealthEquity, Inc.	44,361	3,481,451
*	InfuSystem Holdings, Inc.	20,796	143,492
*	Integer Holdings Corp.	10,404	1,235,579
	iRadimed Corp.	7,080	330,707

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Joint Corp.	10,060	$145,065
*	Kewaunee Scientific Corp.	717	39,880
#*	Kiniksa Pharmaceuticals International PLC	38,431	1,022,265
*	Lantheus Holdings, Inc.	44,124	4,625,519
	LeMaitre Vascular, Inc.	12,375	1,075,264
#*	Masimo Corp.	15,894	1,700,340
*	Merit Medical Systems, Inc.	51,387	4,382,797
*	MiMedx Group, Inc.	130,410	971,555
	National Research Corp.	22,786	580,815
*	Option Care Health, Inc.	156,905	4,658,509
	Organon & Co.	168,290	3,678,819
	Patterson Cos., Inc.	45,647	1,152,587
*	Pennant Group, Inc.	26,618	793,483
*	PetIQ, Inc.	7,970	174,384
	Phibro Animal Health Corp., Class A	9,730	183,702
*	Privia Health Group, Inc.	100,132	2,076,738
#*	Progyny, Inc.	57,957	1,634,387
#*	Puma Biotechnology, Inc.	42,756	153,280
*	RadNet, Inc.	12,295	734,626
*	Repligen Corp.	16,841	2,818,341
	Select Medical Holdings Corp.	122,051	4,852,748
*	Semler Scientific, Inc.	6,883	228,171
#	SIGA Technologies, Inc.	68,759	686,215
#	Simulations Plus, Inc.	7,252	296,172
#*	Sotera Health Co.	209,468	2,905,321
*	Surmodics, Inc.	12,790	529,506
#*	Tectonic Therapeutic, Inc.	2,530	45,338
*	Tenet Healthcare Corp.	47,827	7,159,702
	U.S. Physical Therapy, Inc.	14,487	1,412,482
*	UFP Technologies, Inc.	7,702	2,476,886
TOTAL HEALTH CARE			134,441,522
INDUSTRIALS — (25.9%)
	AAON, Inc.	77,160	6,830,975
	Acuity Brands, Inc.	12,966	3,259,004
	Alamo Group, Inc.	12,022	2,316,880
	Albany International Corp., Class A	31,136	2,913,707
	Allison Transmission Holdings, Inc.	89,446	7,924,021
*	API Group Corp.	49,783	1,886,278
	Apogee Enterprises, Inc.	25,454	1,747,163
	Applied Industrial Technologies, Inc.	34,370	7,499,190
	Argan, Inc.	9,192	725,525
	Aris Water Solutions, Inc., Class A	20,854	369,324
	Armstrong World Industries, Inc.	41,056	5,394,758
#*	Array Technologies, Inc.	150,080	1,578,842
#	Atkore, Inc.	35,886	4,844,610
*	AZEK Co., Inc.	58,932	2,645,457
	AZZ, Inc.	23,683	1,893,693
	Barrett Business Services, Inc.	33,180	1,209,079
*	Beacon Roofing Supply, Inc.	39,397	4,050,012
*	Blue Bird Corp.	32,763	1,707,608
*	Bowman Consulting Group Ltd.	2,829	101,052
	Brady Corp., Class A	44,965	3,219,944
	Brink's Co.	43,472	4,781,485
	BWX Technologies, Inc.	66,455	6,611,608
*	CACI International, Inc., Class A	1,168	539,009
	Cadre Holdings, Inc.	27,675	1,015,673
*	Casella Waste Systems, Inc., Class A	29,847	3,090,955
*	CBIZ, Inc.	57,147	3,966,002

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	CECO Environmental Corp.	32,237	$941,320
	CH Robinson Worldwide, Inc.	23,974	2,134,885
*	Clean Harbors, Inc.	19,106	4,561,175
	Comfort Systems USA, Inc.	19,541	6,495,819
*	Construction Partners, Inc., Class A	40,499	2,618,260
*	Core & Main, Inc., Class A	89,095	4,763,910
	CRA International, Inc.	8,941	1,562,887
	Crane Co.	7,024	1,126,790
	CSG Systems International, Inc.	35,884	1,680,807
	CSW Industrials, Inc.	15,380	4,989,580
	Curtiss-Wright Corp.	3,703	1,091,274
#*	Dayforce, Inc.	41,472	2,458,460
	Donaldson Co., Inc.	79,468	5,945,796
	Douglas Dynamics, Inc.	14,679	424,370
*	Dycom Industries, Inc.	28,599	5,248,202
*	Energy Recovery, Inc.	54,861	799,873
	Enerpac Tool Group Corp.	54,518	2,191,624
	EnerSys	2,475	272,077
	Esab Corp.	26,402	2,682,443
	ESCO Technologies, Inc.	1,440	177,062
*	ExlService Holdings, Inc.	160,004	5,641,741
	Exponent, Inc.	49,829	5,285,860
	Federal Signal Corp.	60,157	6,013,895
	First Advantage Corp.	81,561	1,404,480
	Flowserve Corp.	53,317	2,695,174
*	Fluor Corp.	69,328	3,334,677
	Fortune Brands Innovations, Inc.	48,977	3,957,831
#	Forward Air Corp.	12,885	326,764
*	Franklin Covey Co.	15,085	659,365
	Franklin Electric Co., Inc.	41,302	4,403,619
*	FTI Consulting, Inc.	13,390	2,918,618
*	Generac Holdings, Inc.	26,865	4,182,343
	Genpact Ltd.	122,614	4,251,027
*	Gibraltar Industries, Inc.	14,908	1,107,217
	Global Industrial Co.	43,761	1,526,384
*	GMS, Inc.	33,045	3,179,920
	Gorman-Rupp Co.	24,723	1,021,307
*	Graham Corp.	6,954	227,883
	Granite Construction, Inc.	6,868	470,183
	Griffon Corp.	37,974	2,736,406
	H&E Equipment Services, Inc.	37,999	1,987,348
	Herc Holdings, Inc.	29,575	4,608,968
	Hexcel Corp.	31,143	2,061,978
	HNI Corp.	44,842	2,464,068
*	Huron Consulting Group, Inc.	18,615	2,047,836
	Hyster-Yale, Inc.	14,127	1,154,741
	ICF International, Inc.	15,186	2,233,861
*	IES Holdings, Inc.	19,086	2,938,671
	Insperity, Inc.	32,969	3,386,576
	ITT, Inc.	18,412	2,604,562
#*	Janus International Group, Inc.	149,439	2,154,910
#	Kadant, Inc.	11,703	4,113,487
	Karat Packaging, Inc.	12,806	382,515
	KBR, Inc.	97,222	6,474,013
#	Kforce, Inc.	20,836	1,447,477
	Landstar System, Inc.	26,031	4,952,398
*	Legalzoom.com, Inc.	173,048	1,155,961
*	Leonardo DRS, Inc.	10,081	284,284
*	Limbach Holdings, Inc.	11,531	734,755

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Lindsay Corp.	10,554	$1,329,698
*	Liquidity Services, Inc.	33,414	750,813
	LSI Industries, Inc.	3,030	51,692
*	MasTec, Inc.	32,179	3,540,655
	Maximus, Inc.	51,741	4,806,221
	McGrath RentCorp	22,189	2,437,018
	Moog, Inc., Class A	8,065	1,581,547
	MSA Safety, Inc.	28,515	5,379,355
	MSC Industrial Direct Co., Inc., Class A	48,540	4,317,633
	Mueller Industries, Inc.	58,613	4,158,006
	Mueller Water Products, Inc., Class A	162,321	3,356,798
*	MYR Group, Inc.	18,335	2,575,701
	Omega Flex, Inc.	11,818	621,390
*	Parsons Corp.	43,023	3,931,012
*	Paylocity Holding Corp.	31,288	4,695,390
#*	Perma-Fix Environmental Services, Inc.	2,173	27,575
	Powell Industries, Inc.	11,840	2,174,179
	Quad/Graphics, Inc.	31,607	144,444
#*	Quest Resource Holding Corp.	3,593	30,325
*	RBC Bearings, Inc.	11,633	3,383,342
#*	RCM Technologies, Inc.	10,176	198,228
	REV Group, Inc.	21,054	614,356
	Robert Half, Inc.	44,367	2,847,918
#*	RXO, Inc.	51,162	1,622,347
#*	Saia, Inc.	4,856	2,029,080
	Science Applications International Corp.	47,653	5,928,033
#	Simpson Manufacturing Co., Inc.	40,731	7,824,018
#*	SiteOne Landscape Supply, Inc.	21,830	3,202,024
*	SPX Technologies, Inc.	21,046	3,105,127
	Standex International Corp.	11,794	2,203,119
*	Sterling Infrastructure, Inc.	33,025	3,842,789
#*	TaskUS, Inc., Class A	15,799	260,841
#*	Taylor Devices, Inc.	1,782	91,524
#	Tecnoglass, Inc.	46,628	2,509,053
	Tennant Co.	19,734	2,125,154
	Terex Corp.	26,830	1,697,266
	Timken Co.	18,406	1,600,402
	Toro Co.	11,082	1,060,880
*	Transcat, Inc.	153	17,632
*	Trex Co., Inc.	78,699	6,581,597
	TriNet Group, Inc.	38,881	4,053,344
	UFP Industries, Inc.	6,561	865,593
*	Upwork, Inc.	81,108	983,029
	Valmont Industries, Inc.	18,335	5,470,431
*	Verra Mobility Corp.	164,351	4,951,896
*	Viad Corp.	20,497	681,525
*	Vicor Corp.	25,921	1,091,533
#	Virco Mfg. Corp.	6,901	121,458
#	VSE Corp.	4,968	442,102
	Watts Water Technologies, Inc., Class A	23,210	4,816,539
*	WillScot Holdings Corp.	137,699	5,645,659
	Woodward, Inc.	15,641	2,439,840
*	XPO, Inc.	45,040	5,174,646
	Zurn Elkay Water Solutions Corp.	28,356	920,436
TOTAL INDUSTRIALS			373,133,784
INFORMATION TECHNOLOGY — (12.7%)
#*	8x8, Inc.	120,997	372,671
	A10 Networks, Inc.	84,397	1,104,757

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	ACI Worldwide, Inc.	52,957	$2,289,331
	Adeia, Inc.	109,096	1,281,878
#	Advanced Energy Industries, Inc.	36,397	4,235,519
#*	Aehr Test Systems	1,400	26,418
*	Alarm.com Holdings, Inc.	39,728	2,802,810
#*	Allegro MicroSystems, Inc.	128,837	3,097,242
	American Software, Inc., Class A	21,942	240,045
*	Appfolio, Inc., Class A	6,754	1,495,876
*	Axcelis Technologies, Inc.	32,228	4,072,008
	Badger Meter, Inc.	28,895	5,956,993
	Bel Fuse, Inc. (BELFB US), Class B	6,337	470,649
	Belden, Inc.	41,393	3,836,717
*	Blackbaud, Inc.	46,951	3,726,970
*	BlackLine, Inc.	37,524	1,783,140
*	Box, Inc., Class A	64,927	1,825,747
*	Calix, Inc.	62,787	2,582,429
*	CCC Intelligent Solutions Holdings, Inc.	220,623	2,263,592
*	Ciena Corp.	27,835	1,468,018
#*	Cipher Mining, Inc.	29,812	155,917
*	Cirrus Logic, Inc.	46,678	6,090,545
#*	Cleanspark, Inc.	53,185	850,960
#	Clear Secure, Inc., Class A	71,523	1,527,016
	Climb Global Solutions, Inc.	4,566	326,104
	Cognex Corp.	64,333	3,192,203
*	CommVault Systems, Inc.	34,076	5,208,517
*	Consensus Cloud Solutions, Inc.	812	17,296
#	Crane NXT Co.	50,720	3,189,274
#*	Crexendo, Inc.	13,389	55,832
	CTS Corp.	44,066	2,153,946
*	Daily Journal Corp.	200	93,120
*	Daktronics, Inc.	30,525	457,265
	Dolby Laboratories, Inc., Class A	22,139	1,743,668
*	DoubleVerify Holdings, Inc.	86,600	1,828,992
*	eGain Corp.	43,440	314,940
#*	Enfusion, Inc., Class A	87,390	828,457
*	EverCommerce, Inc.	7,519	90,679
#*	Everspin Technologies, Inc.	28,188	175,047
*	Extreme Networks, Inc.	123,822	1,770,655
*	Fabrinet	20,598	4,543,095
*	FormFactor, Inc.	44,679	2,393,007
#*	Frequency Electronics, Inc.	2,131	28,982
#*	Globant SA	19,351	3,767,833
	Hackett Group, Inc.	36,992	1,009,142
*	Harmonic, Inc.	122,630	1,797,756
*	Infinera Corp.	174,013	1,033,637
*	Informatica, Inc., Class A	17,690	423,499
#*	Insight Enterprises, Inc.	24,341	5,464,555
#*	Instructure Holdings, Inc.	20,837	486,752
#	InterDigital, Inc.	26,869	3,298,438
*	Iteris, Inc.	42,123	206,824
*	Itron, Inc.	28,945	2,994,071
*	Jamf Holding Corp.	12,592	230,560
	Kulicke & Soffa Industries, Inc.	31,167	1,470,147
*	Kyndryl Holdings, Inc.	206,778	5,556,125
*	Lattice Semiconductor Corp.	91,448	4,846,744
	Littelfuse, Inc.	10,912	2,914,704
*	Lumentum Holdings, Inc.	3,204	165,903
*	MACOM Technology Solutions Holdings, Inc.	35,887	3,621,716
#*	Marathon Digital Holdings, Inc.	4,315	84,876

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	MaxLinear, Inc.	54,002	$763,588
#*	MeridianLink, Inc.	54,545	1,288,898
#*	Mitek Systems, Inc.	43,320	576,589
*	N-able, Inc.	172,171	2,400,064
	Napco Security Technologies, Inc.	37,735	2,105,990
#*	nCino, Inc.	62,999	2,063,847
*	NCR Voyix Corp.	144,812	2,135,977
*	Novanta, Inc.	26,990	4,890,048
	NVE Corp.	6,387	570,359
*	Onto Innovation, Inc.	11,518	2,203,393
*	Ooma, Inc.	26,623	276,879
*	OSI Systems, Inc.	17,857	2,642,479
#*	PAR Technology Corp.	3,847	194,812
*	PDF Solutions, Inc.	3,386	118,815
	Pegasystems, Inc.	45,882	3,198,893
*	Perficient, Inc.	1,921	144,863
*	Plexus Corp.	796	102,023
	Power Integrations, Inc.	2,126	155,283
*	PowerSchool Holdings, Inc., Class A	50,801	1,146,071
	Progress Software Corp.	52,100	3,042,640
*	Qualys, Inc.	39,013	5,818,399
*	Rambus, Inc.	42,517	2,187,075
#*	Red Violet, Inc.	5,789	149,125
	Sapiens International Corp. NV	58,168	2,262,735
*	Silicon Laboratories, Inc.	19,036	2,286,795
*	SMART Global Holdings, Inc.	45,468	1,063,951
#*	Sprinklr, Inc., Class A	147,707	1,451,960
*	Synaptics, Inc.	33,443	2,920,243
*	Teradata Corp.	105,304	3,413,956
*	Ultra Clean Holdings, Inc.	6,552	283,440
*	Unisys Corp.	65,134	310,038
#*	Veeco Instruments, Inc.	54,863	2,271,877
#*	Vertex, Inc., Class A	46,402	1,839,839
*	Viant Technology, Inc., Class A	1,078	12,537
*	Viavi Solutions, Inc.	82,409	662,568
	Vontier Corp.	116,096	4,554,446
*	Yext, Inc.	38,457	221,512
TOTAL INFORMATION TECHNOLOGY			183,073,616
MATERIALS — (7.6%)
	Alpha Metallurgical Resources, Inc.	5,933	1,752,668
	AptarGroup, Inc.	8,995	1,322,085
	Ardagh Metal Packaging SA	63,232	232,694
*	Aspen Aerogels, Inc.	27,018	551,437
*	ATI, Inc.	91,977	6,227,763
*	Axalta Coating Systems Ltd.	150,580	5,368,177
	Balchem Corp.	20,519	3,641,302
*	Bioceres Crop Solutions Corp.	1,438	15,962
#	Cabot Corp.	63,305	6,348,858
	Carpenter Technology Corp.	33,807	4,931,427
#*	Century Aluminum Co.	82,520	1,246,877
	Chemours Co.	118,750	2,870,187
	Crown Holdings, Inc.	29,545	2,620,641
	Eagle Materials, Inc.	33,514	9,125,862
	Element Solutions, Inc.	78,785	2,123,256
	Graphic Packaging Holding Co.	274,265	8,255,376
	Hawkins, Inc.	27,037	2,809,144
	HB Fuller Co.	1,720	148,264
*	Ingevity Corp.	32,549	1,493,674

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Innospec, Inc.	21,559	$2,827,247
*	Knife River Corp.	52,684	4,189,432
	Louisiana-Pacific Corp.	84,093	8,254,569
	Materion Corp.	20,346	2,450,269
	NewMarket Corp.	6,527	3,660,798
	Olin Corp.	96,494	4,401,091
	Orion SA	61,086	1,503,937
	Quaker Chemical Corp.	7,427	1,348,520
	Royal Gold, Inc.	23,272	3,214,329
	Sealed Air Corp.	119,771	4,557,287
	Sensient Technologies Corp.	23,550	1,838,078
	Silgan Holdings, Inc.	60,961	3,135,224
#*	Smith-Midland Corp.	112	3,889
*	Summit Materials, Inc., Class A	64,870	2,710,269
	Sylvamo Corp.	37,369	2,754,469
	U.S. Lime & Minerals, Inc.	28,635	2,435,407
TOTAL MATERIALS			110,370,469
REAL ESTATE — (0.3%)
#	DigitalBridge Group, Inc.	114,781	1,621,856
	RMR Group, Inc., Class A	23,577	611,587
	St. Joe Co.	38,487	2,373,878
TOTAL REAL ESTATE			4,607,321
UTILITIES — (0.0%)
#*	Montauk Renewables, Inc.	39,610	235,284
TOTAL COMMON STOCKS			1,330,278,481
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp., 7.000%	2,460	56,260
TOTAL INVESTMENT SECURITIES (Cost $906,118,774)			1,330,334,741

TEMPORARY CASH INVESTMENTS — (0.5%)
	State Street Institutional U.S. Government Money Market Fund 5.260%	6,876,898	6,876,898
SECURITIES LENDING COLLATERAL — (7.3%)
@§	The DFA Short Term Investment Fund	9,072,116	104,937,168
TOTAL INVESTMENTS — (100.0%)
(Cost $1,017,935,870)^^			$1,442,148,807
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$35,503,594	—	—	$35,503,594
Consumer Discretionary	231,687,530	—	—	231,687,530
Consumer Staples	67,441,588	—	—	67,441,588
Energy	59,845,247	—	—	59,845,247

U.S. Small Cap Growth Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Financials	$129,938,526	—	—	$129,938,526
Health Care	134,441,522	—	—	134,441,522
Industrials	373,133,784	—	—	373,133,784
Information Technology	183,073,616	—	—	183,073,616
Materials	110,370,469	—	—	110,370,469
Real Estate	4,607,321	—	—	4,607,321
Utilities	235,284	—	—	235,284
Preferred Stocks
Communication Services	56,260	—	—	56,260
Temporary Cash Investments	6,876,898	—	—	6,876,898
Securities Lending Collateral	—	$104,937,168	—	104,937,168
Total Investments in Securities	$1,337,211,639	$104,937,168	—	$1,442,148,807

International Large Cap Growth Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)
		Shares	Value»
COMMON STOCKS — (94.3%)
AUSTRALIA — (6.2%)
	ALS Ltd.	45,680	$462,475
	Aristocrat Leisure Ltd.	66,892	2,382,298
	BHP Group Ltd. (BHP AU), Class DI	165,660	4,601,197
	BHP Group Ltd. (BHP LN), Class DI	71,676	1,978,837
	BHP Group Ltd. (BHP US), Sponsored ADR	107,705	5,980,859
	Brambles Ltd.	371,832	3,790,705
	CAR Group Ltd.	16,757	383,241
	Cochlear Ltd.	4,426	1,000,080
	Coles Group Ltd.	286,359	3,393,832
	Commonwealth Bank of Australia	47,584	4,287,799
	Computershare Ltd.	66,559	1,200,459
	Fortescue Ltd.	135,823	1,690,022
#	IDP Education Ltd.	6,310	61,968
*	James Hardie Industries PLC (JHX AU), CDI	55,447	1,991,857
	JB Hi-Fi Ltd.	38,910	1,776,578
	Lottery Corp. Ltd.	465,356	1,516,391
	Medibank Pvt Ltd.	494,623	1,287,673
	Metcash Ltd.	12	29
#	Mineral Resources Ltd.	25,770	921,607
	Netwealth Group Ltd.	31,270	486,022
#	Pilbara Minerals Ltd.	867,865	1,677,465
	Pro Medicus Ltd.	12,478	1,177,289
*	Qantas Airways Ltd.	112,615	477,089
	Ramsay Health Care Ltd.	18,046	549,566
	REA Group Ltd.	4,005	538,471
	Reece Ltd.	13,671	247,738
	Seven Group Holdings Ltd.	25,732	660,207
	Technology One Ltd.	60,731	820,382
	Telstra Group Ltd. (TLS AU)	274,081	708,298
	Wesfarmers Ltd.	126,566	6,108,353
	WiseTech Global Ltd.	4,448	278,717
	Woodside Energy Group Ltd. (WDS LN)	12,951	233,648
	Woolworths Group Ltd.	90,555	2,043,208
*	Xero Ltd.	4,946	450,666
TOTAL AUSTRALIA			55,165,026
AUSTRIA — (0.1%)
	Erste Group Bank AG	15,774	820,505
	Verbund AG	3,831	307,612
TOTAL AUSTRIA			1,128,117
BELGIUM — (0.7%)
	Anheuser-Busch InBev SA (ABI BB)	18,151	1,077,700
*	Argenx SE (ARGX US), ADR	855	441,069
	D'ieteren Group	2,547	585,347
	Lotus Bakeries NV	38	412,922
	UCB SA	21,725	3,630,123
TOTAL BELGIUM			6,147,161
CANADA — (9.8%)
#*	Air Canada	10,011	115,362
	Alamos Gold, Inc. (AGI US), Class A	38,713	659,282
	Alimentation Couche-Tard, Inc.	62,233	3,836,346
	ARC Resources Ltd.	198,900	3,441,655

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	AtkinsRealis Group, Inc.	30,500	$1,313,975
	BCE, Inc. (BCE US)	15,510	523,152
	BRP, Inc. (DOOO US)	3,676	266,216
	Canadian National Railway Co. (CNI US)	32,824	3,799,378
	Canadian Natural Resources Ltd. (CNQ US)	237,184	8,415,288
	Canadian Pacific Kansas City Ltd. (CP US)	13,600	1,139,952
	CCL Industries, Inc., Class B	18,613	1,012,583
*	Celestica, Inc. (CLS US)	12,837	673,172
*	CGI, Inc. (GIB US)	20,551	2,342,197
*	CGI, Inc. (GIBA CN)	13,812	1,574,927
	Colliers International Group, Inc. (CIGI US)	2,055	276,747
	Constellation Software, Inc.	2,145	6,768,002
*	Descartes Systems Group, Inc. (DSGX US)	3,813	387,591
	Dollarama, Inc.	53,162	4,983,709
	Element Fleet Management Corp.	62,429	1,194,184
	FirstService Corp. (FSV CN)	4,414	769,625
	Franco-Nevada Corp. (FNV CN)	532	68,557
	Franco-Nevada Corp. (FNV US)	2,545	328,203
	George Weston Ltd.	15,082	2,335,736
	GFL Environmental, Inc.	19,820	769,412
	Gildan Activewear, Inc. (GIL US)	24,812	1,009,104
	Imperial Oil Ltd. (IMO US)	16,000	1,144,960
	Intact Financial Corp.	18,002	3,271,431
	Keyera Corp.	35,361	997,582
	Loblaw Cos. Ltd.	23,431	2,889,311
	Lundin Mining Corp.	3,200	32,309
	Metro, Inc.	23,040	1,372,062
	Open Text Corp. (OTEX CN)	1,825	57,527
	Open Text Corp. (OTEX US)	33,547	1,057,737
	Parkland Corp.	38,199	1,071,559
	Pembina Pipeline Corp. (PBA US)	34,957	1,354,234
#	Pembina Pipeline Corp. (PPL CN)	35,000	1,356,499
	Quebecor, Inc., Class B	28,910	638,652
#	RB Global, Inc. (RBA CN)	4,210	335,391
	RB Global, Inc. (RBA US)	6,465	514,808
	Restaurant Brands International, Inc. (QSR CN)	8,875	621,408
#	Restaurant Brands International, Inc. (QSR US)	20,051	1,403,370
	Rogers Communications, Inc. (RCI US), Class B	21,926	847,440
	Rogers Communications, Inc. (RCIB CN), Class B	61,483	2,377,559
#	Royal Bank of Canada (RY CN)	24,224	2,706,898
#	Royal Bank of Canada (RY US)	19,252	2,151,219
	Stantec, Inc. (STN CN)	9,227	811,861
	Sun Life Financial, Inc. (SLF US)	5,786	287,043
	TC Energy Corp. (TRP CN)	7,432	315,550
	TC Energy Corp. (TRP US)	43,958	1,864,259
	TFI International, Inc. (TFII CN)	7,300	1,136,308
	TFI International, Inc. (TFII US)	8,154	1,269,986
	Thomson Reuters Corp. (TRI US)	9,924	1,606,894
	Toromont Industries Ltd.	12,968	1,206,020
	Waste Connections, Inc. (WCN CN)	1,440	256,105
	Waste Connections, Inc. (WCN US)	9,553	1,698,326
	WSP Global, Inc.	13,738	2,282,021
TOTAL CANADA			86,940,684
DENMARK — (3.8%)
	Novo Nordisk AS (NOVOB DC), Class B	250,706	33,216,761
FINLAND — (0.7%)
	Elisa OYJ	19,772	920,612

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Fortum OYJ	9,905	$152,309
	Kesko OYJ (KESKOA FH), Class A	17,297	322,996
	Kone OYJ, Class B	42,730	2,181,990
	Metso OYJ	55,305	561,928
	Neste OYJ	25,857	521,868
	Sampo OYJ, Class A	22,522	987,254
	Wartsila OYJ Abp	43,733	903,735
TOTAL FINLAND			6,552,692
FRANCE — (8.9%)
	Air Liquide SA	31,341	5,718,431
	Airbus SE	64,157	9,708,660
	Bureau Veritas SA	84,132	2,632,424
	Capgemini SE	23,810	4,726,843
	Getlink SE	86,145	1,535,091
	Hermes International SCA	2,823	6,169,200
	Kering SA	1,471	451,799
	Legrand SA	31,310	3,382,949
	L'Oreal SA	9,979	4,315,393
	LVMH Moet Hennessy Louis Vuitton SE	41,498	29,271,121
	Safran SA	30,791	6,764,556
	Teleperformance SE	4,623	595,143
	Thales SA	19,528	3,104,043
TOTAL FRANCE			78,375,653
GERMANY — (6.9%)
	adidas AG	20,275	5,080,859
	Beiersdorf AG	5,361	778,133
	Brenntag SE	36,220	2,576,557
	CTS Eventim AG & Co. KGaA	12,508	1,101,752
	Deutsche Boerse AG	45,735	9,365,085
	Deutsche Post AG	103,523	4,617,699
	Deutsche Telekom AG (DTE GR)	26,817	701,465
	GEA Group AG	16,056	708,960
	Hella GmbH & Co. KGaA	3,938	372,226
	HOCHTIEF AG	3,673	436,686
	Infineon Technologies AG (IFX GR)	136,752	4,750,510
	Knorr-Bremse AG	14,193	1,141,342
	Merck KGaA	6,875	1,228,372
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,932	2,429,132
	Nemetschek SE	14,047	1,341,715
	Puma SE (PUM GR)	10,975	544,613
	Rational AG	929	813,225
	Rheinmetall AG	11,155	6,075,641
	SAP SE (SAP GR)	15,710	3,321,412
	Siemens AG (SIE GR)	62,620	11,465,533
Ω	Siemens Healthineers AG	21,371	1,145,467
	Symrise AG	9,649	1,216,077
TOTAL GERMANY			61,212,461
HONG KONG — (1.3%)
	AIA Group Ltd.	341,800	2,286,251
	Chow Tai Fook Jewellery Group Ltd.	544,400	494,413
	HKT Trust & HKT Ltd.	780,000	944,707
	Hong Kong Exchanges & Clearing Ltd.	94,290	2,781,274
	L'Occitane International SA	80,000	346,335
	PCCW Ltd.	175,000	90,733
	PRADA SpA	99,600	718,052

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
Ω	Samsonite International SA	181,200	$522,535
	SITC International Holdings Co. Ltd.	177,000	395,025
	Techtronic Industries Co. Ltd.	256,500	3,284,916
TOTAL HONG KONG			11,864,241
IRELAND — (0.3%)
	Kingspan Group PLC (KSP ID)	19,254	1,801,485
	Smurfit WestRock PLC	15,281	685,200
TOTAL IRELAND			2,486,685
ISRAEL — (0.6%)
	Bezeq The Israeli Telecommunication Corp. Ltd.	336,938	381,925
	Camtek Ltd.	4,339	435,559
	Electra Ltd.	269	98,589
*	Fattal Holdings 1998 Ltd.	1,387	146,732
	First International Bank Of Israel Ltd.	6,498	261,992
	Formula Systems 1985 Ltd. (FORTY IT)	1,456	113,438
	Hilan Ltd.	2,586	139,008
	Matrix IT Ltd.	6,536	127,534
	Mizrahi Tefahot Bank Ltd.	9,823	354,475
#*	Nice Ltd. (NICE US), Sponsored ADR	1,353	244,893
*	Nova Ltd. (NVMI IT)	1,973	396,438
*	Nova Ltd. (NVMI US)	810	167,241
	Shufersal Ltd.	17,900	121,222
	Strauss Group Ltd.	6,947	101,258
*	Teva Pharmaceutical Industries Ltd. (TEVA IT)	98,607	1,695,146
*	Tower Semiconductor Ltd. (TSEM IT)	9,492	382,480
*	Tower Semiconductor Ltd. (TSEM US)	4,828	196,982
	YH Dimri Construction & Development Ltd.	34	2,696
TOTAL ISRAEL			5,367,608
ITALY — (2.2%)
	Amplifon SpA	17,795	565,176
	Enel SpA	946,877	6,759,920
	Ferrari NV (RACE IM)	5,787	2,381,853
	Ferrari NV (RACE US)	8,033	3,317,709
	FinecoBank Banca Fineco SpA	54,909	932,147
	Intesa Sanpaolo SpA	150,049	609,324
	Moncler SpA	22,600	1,347,549
Ω	Poste Italiane SpA	65,412	885,518
	Prysmian SpA	16,372	1,125,485
	Recordati Industria Chimica e Farmaceutica SpA	11,335	617,113
	Snam SpA	222,457	1,063,039
TOTAL ITALY			19,604,833
JAPAN — (21.4%)
	Advantest Corp.	85,200	3,771,068
	Aeon Co. Ltd.	83,500	1,905,185
	Ajinomoto Co., Inc.	34,300	1,412,654
	Asahi Intecc Co. Ltd.	16,400	259,985
	Asics Corp.	160,400	2,617,781
	Azbil Corp.	12,000	348,710
	Bandai Namco Holdings, Inc.	48,100	1,022,161
	BayCurrent Consulting, Inc.	28,300	871,204
	BIPROGY, Inc.	21,000	688,139
	Calbee, Inc.	8,500	195,115
	Capcom Co. Ltd.	82,900	1,771,069

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Chugai Pharmaceutical Co. Ltd.	71,900	$3,137,894
	Cosmos Pharmaceutical Corp.	4,500	404,589
	CyberAgent, Inc.	26,800	173,273
	Daifuku Co. Ltd.	20,553	371,974
	Daikin Industries Ltd.	18,000	2,610,118
	Daito Trust Construction Co. Ltd.	20,500	2,465,332
	Dentsu Soken, Inc.	2,700	102,641
	Dexerials Corp.	13,600	652,918
	Disco Corp.	9,900	3,310,526
	DMG Mori Co. Ltd.	31,500	801,502
	Ebara Corp.	98,500	1,410,570
	Fast Retailing Co. Ltd.	18,000	4,961,677
	Food & Life Cos. Ltd.	18,400	322,443
	Fuji Electric Co. Ltd.	29,400	1,653,659
	Fuji Soft, Inc.	2,400	114,985
	Fujikura Ltd.	53,600	1,073,802
	Fujitsu Ltd.	176,000	3,196,188
	GMO Payment Gateway, Inc.	4,898	280,774
#	Goldwin, Inc.	3,500	215,558
	Hamamatsu Photonics KK	12,900	371,506
	Hitachi Ltd. (6501 JP)	316,000	6,827,705
	Horiba Ltd.	4,800	379,897
	Hoya Corp.	36,500	4,573,477
	Ibiden Co. Ltd.	1,900	73,648
	Internet Initiative Japan, Inc.	25,000	422,789
	Ito En Ltd.	7,000	165,955
#	ITOCHU Corp.	19,100	979,513
	Japan Airport Terminal Co. Ltd.	15,000	547,564
	Japan Exchange Group, Inc.	124,000	2,911,323
	Japan Tobacco, Inc.	83,100	2,445,232
	Kakaku.com, Inc.	28,500	398,415
#	Kao Corp.	18,200	796,972
	KDDI Corp.	213,200	6,415,189
	Keyence Corp.	5,200	2,273,753
	Kikkoman Corp.	43,700	546,859
	Kobe Bussan Co. Ltd.	36,700	985,353
	Koei Tecmo Holdings Co. Ltd.	14,900	145,617
	Konami Group Corp.	9,500	714,776
	Kurita Water Industries Ltd.	23,100	985,880
	Lasertec Corp.	17,000	3,016,364
	M3, Inc.	43,500	406,171
	Macnica Holdings, Inc.	10,800	435,867
	Marui Group Co. Ltd.	18,000	291,633
	Maruwa Co. Ltd.	900	241,123
	McDonald's Holdings Co. Japan Ltd.	12,000	497,150
#	Minebea Mitsumi, Inc.	55,300	1,330,204
	Mitsubishi Heavy Industries Ltd.	209,500	2,511,083
	MonotaRO Co. Ltd.	58,700	829,801
	Murata Manufacturing Co. Ltd.	120,900	2,689,780
	NEC Networks & System Integration Corp.	6,000	110,505
	Nichirei Corp.	24,200	638,100
	NIDEC Corp. (6594 JP)	35,300	1,552,870
	Nintendo Co. Ltd.	75,400	4,166,483
	Nippon Sanso Holdings Corp.	38,200	1,248,442
	Nissan Chemical Corp.	19,600	632,412
	Nitori Holdings Co. Ltd.	1,900	232,361
	Nitto Denko Corp.	19,500	1,693,253
	NOF Corp.	21,800	312,404
	Nomura Research Institute Ltd.	83,030	2,563,276

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	NS Solutions Corp.	4,600	$105,490
	NTT Data Group Corp.	61,100	951,597
	Obic Co. Ltd.	3,100	472,698
	Oracle Corp.	6,500	530,590
	Organo Corp.	3,500	158,743
	Oriental Land Co. Ltd.	76,900	2,201,609
	Otsuka Corp.	21,600	478,824
	Pan Pacific International Holdings Corp.	90,600	2,363,682
	Persol Holdings Co. Ltd.	626,400	1,074,341
	Rakus Co. Ltd.	17,700	247,985
	Recruit Holdings Co. Ltd.	115,900	6,646,087
	Renesas Electronics Corp.	145,100	2,499,184
	Rohto Pharmaceutical Co. Ltd.	21,500	505,012
#	Rorze Corp.	1,600	260,219
#	Ryohin Keikaku Co. Ltd.	57,200	1,078,664
	Sanrio Co. Ltd.	35,600	755,835
	Santen Pharmaceutical Co. Ltd.	30,808	369,732
	Sanwa Holdings Corp.	42,500	910,360
	SCREEN Holdings Co. Ltd.	16,200	1,372,783
	SCSK Corp.	29,100	572,918
	Sega Sammy Holdings, Inc.	24,900	403,227
	Seibu Holdings, Inc.	51,000	957,367
	SG Holdings Co. Ltd.	21,601	219,653
	Shimadzu Corp.	30,800	908,424
	Shin-Etsu Chemical Co. Ltd.	182,249	8,097,446
	Shinko Electric Industries Co. Ltd.	11,600	441,200
	SHO-BOND Holdings Co. Ltd.	1,400	53,918
#	Skylark Holdings Co. Ltd.	65,500	897,561
	Socionext, Inc.	36,000	726,971
	SoftBank Corp.	316,300	4,126,055
	Sony Group Corp. (6758 JP)	167,000	14,832,705
#	Sony Group Corp. (SONY US), Sponsored ADR	1,049	92,931
	Sugi Holdings Co. Ltd.	10,800	186,613
	Sundrug Co. Ltd.	16,200	449,880
	Sysmex Corp.	68,000	1,113,246
	TDK Corp. (6762 JP)	13,900	969,696
	TIS, Inc.	46,400	993,954
	Toei Animation Co. Ltd.	3,000	46,525
	Tokio Marine Holdings, Inc. (8766 JP)	179,000	7,022,726
	Tokyo Electron Ltd.	52,500	10,985,486
	Tokyo Seimitsu Co. Ltd.	6,900	475,627
#	Toridoll Holdings Corp.	8,500	222,298
#	Toyota Motor Corp. (7203 JP)	208,755	4,010,341
	Trend Micro, Inc. (4704 JP)	27,900	1,337,316
	Unicharm Corp.	19,700	659,962
	USS Co. Ltd.	58,600	528,543
	Yamazaki Baking Co. Ltd.	14,000	346,158
	Yaoko Co. Ltd.	4,100	250,758
	Yaskawa Electric Corp.	22,400	779,605
	Yokogawa Electric Corp.	48,400	1,225,112
	Zensho Holdings Co. Ltd.	24,400	993,173
#	ZOZO, Inc.	32,000	936,798
TOTAL JAPAN			189,331,827
NETHERLANDS — (4.2%)
	ASML Holding NV (ASML NA)	3,091	2,878,251
	ASML Holding NV (ASML US)	26,442	24,768,221
	BE Semiconductor Industries NV	7,291	939,260
*	InPost SA	30,328	525,449

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
*	Pluxee NV	6,389	$149,757
	Wolters Kluwer NV	46,192	7,732,970
TOTAL NETHERLANDS			36,993,908
NEW ZEALAND — (0.3%)
*	a2 Milk Co. Ltd.	7,965	37,599
#	Chorus Ltd. (CNU NZ)	159,898	752,283
	EBOS Group Ltd.	3,283	70,438
	Fisher & Paykel Healthcare Corp. Ltd.	30,405	586,963
	Mainfreight Ltd.	9,105	404,213
	Spark New Zealand Ltd.	250,840	644,654
TOTAL NEW ZEALAND			2,496,150
NORWAY — (0.8%)
	Borr Drilling Ltd.	9,300	63,705
	Borregaard ASA	7,322	125,388
	Equinor ASA	106,666	2,824,536
	Frontline PLC	24,878	613,279
	Hafnia Ltd.	62,754	497,228
	Kongsberg Gruppen ASA	3,735	375,572
	Mowi ASA	22,569	380,931
	Protector Forsikring ASA	7,669	158,487
	Salmar ASA	3,699	212,821
	Storebrand ASA	77,456	777,423
	Telenor ASA	40,862	487,179
	TOMRA Systems ASA	16,984	279,952
	Var Energi ASA	69,993	222,971
TOTAL NORWAY			7,019,472
PORTUGAL — (0.1%)
	Galp Energia SGPS SA	20,148	423,640
	Jeronimo Martins SGPS SA	23,855	416,809
TOTAL PORTUGAL			840,449
SINGAPORE — (1.1%)
Ω	BW LPG Ltd.	17,570	285,588
	DBS Group Holdings Ltd.	133,663	3,662,822
	DFI Retail Group Holdings Ltd.	12,700	22,211
	Sembcorp Industries Ltd.	184,300	658,977
	Singapore Airlines Ltd.	275,600	1,440,261
	Singapore Exchange Ltd.	177,800	1,310,902
	Singapore Technologies Engineering Ltd.	304,300	1,007,469
	Yangzijiang Shipbuilding Holdings Ltd.	470,200	948,046
TOTAL SINGAPORE			9,336,276
SPAIN — (2.2%)
	ACS Actividades de Construccion y Servicios SA	37,499	1,675,331
Ω	Aena SME SA	12,381	2,352,373
	Amadeus IT Group SA	40,994	2,699,899
	Endesa SA	49,310	956,821
	Iberdrola SA	265,693	3,509,323
	Industria de Diseno Textil SA	86,935	4,224,073
#	Naturgy Energy Group SA	8,682	209,095
#	Telefonica SA (TEF SM)	814,171	3,687,575
TOTAL SPAIN			19,314,490

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (2.8%)
	AddTech AB, Class B	35,867	$1,157,387
	Atlas Copco AB (ATCOA SS), Class A	253,368	4,509,357
	Atlas Copco AB (ATCOB SS), Class B	142,793	2,234,127
#	Avanza Bank Holding AB	20,766	466,484
	Axfood AB	25,778	639,338
*	Camurus AB	3,103	196,376
	Epiroc AB (EPIA SS), Class A	42,925	801,211
	Epiroc AB (EPIB SS), Class B	25,518	429,070
Ω	Evolution AB	8,329	806,824
	Fortnox AB	51,268	316,967
#	H & M Hennes & Mauritz AB, Class B	86,268	1,342,110
	Hemnet Group AB	14,462	535,837
	HMS Networks AB	465	18,090
	Indutrade AB	34,001	999,801
	Lagercrantz Group AB, Class B	42,444	716,658
	Lifco AB, Class B	18,429	546,724
	Medicover AB, Class B	7,348	132,580
Ω	Munters Group AB	13,305	288,053
	Mycronic AB	4,344	152,327
	Nordnet AB publ	33,693	688,346
	Sectra AB, Class B	22,615	514,925
	Tele2 AB, Class B	94,478	972,713
	Volvo AB (VOLVA SS), Class A	26,464	687,971
	Volvo AB (VOLVB SS), Class B	212,273	5,417,367
TOTAL SWEDEN			24,570,643
SWITZERLAND — (7.9%)
	ABB Ltd.	32,907	1,826,556
	Geberit AG	7,768	4,945,622
	Kuehne & Nagel International AG	14,000	4,339,868
	Nestle SA	203,442	20,607,168
	Partners Group Holding AG	3,780	5,088,042
	Roche Holding AG (RO SW)	3,613	1,270,735
	Roche Holding AG (ROG SW)	81,102	26,257,534
	SGS SA	40,045	4,378,251
	Sonova Holding AG	278	85,217
	Straumann Holding AG	4,057	523,157
Ω	VAT Group AG	1,319	660,998
TOTAL SWITZERLAND			69,983,148
UNITED KINGDOM — (12.0%)
	Admiral Group PLC	37,300	1,321,897
	Ashtead Group PLC	147,822	10,667,930
	AstraZeneca PLC (AZN LN)	14,419	2,290,758
	AstraZeneca PLC (AZN US), Sponsored ADR	122,382	9,686,535
Ω	Auto Trader Group PLC	143,477	1,502,902
	B&M European Value Retail SA	249,974	1,505,337
	BAE Systems PLC	57,904	965,729
	Bunzl PLC	34,678	1,452,986
	Burberry Group PLC	4,504	45,075
	Coca-Cola HBC AG	29,306	1,069,373
	Compass Group PLC	126,636	3,899,746
#	Diageo PLC (DEO US), Sponsored ADR	42,848	5,345,288
	Diageo PLC (DGE LN)	41,894	1,303,531
*††	Evraz PLC	83,618	0
	Experian PLC	129,136	6,092,638
*	Frasers Group PLC	11,088	127,976
	GSK PLC (GSK LN)	106,170	2,061,692

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
#	GSK PLC (GSK US), Sponsored ADR	245,084	$9,501,883
	Hargreaves Lansdown PLC	49,695	705,971
	Howden Joinery Group PLC	123,848	1,497,346
	IMI PLC	46,073	1,122,196
	Imperial Brands PLC	286,554	7,897,955
	InterContinental Hotels Group PLC (IHG US), ADR	1	137
	Intertek Group PLC	27,700	1,798,781
	JD Sports Fashion PLC	419,701	710,069
	Legal & General Group PLC	809,429	2,414,224
	Marks & Spencer Group PLC	353,373	1,492,489
	Next PLC	32,266	3,771,240
	Reckitt Benckiser Group PLC	33,293	1,790,952
	RELX PLC (REL LN)	57,560	2,716,687
#	RELX PLC (RELX US), Sponsored ADR	72,502	3,424,269
	RELX PLC (REN NA)	71,813	3,378,176
	Rightmove PLC	159,472	1,184,853
	Sage Group PLC	43,238	604,405
	Spirax Group PLC	4,857	567,040
#	Unilever PLC (UL US), Sponsored ADR	173,645	10,661,803
	Unilever PLC (ULVR LN)	712	43,756
	WPP PLC (WPP US), Sponsored ADR	21,342	1,031,672
TOTAL UNITED KINGDOM			105,655,297
TOTAL COMMON STOCKS			833,603,582
PREFERRED STOCKS — (0.2%)
GERMANY — (0.2%)
#Ω	Dr Ing hc F Porsche AG, 3.315%	7,996	602,105
#	Sartorius AG, 0.283%	3,953	1,121,157
TOTAL GERMANY			1,723,262
RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
*	Constellation Software, Inc. Warrants 03/31/2040	2,145	0
TOTAL INVESTMENT SECURITIES (Cost $614,532,093)			835,326,844

			Value†
SECURITIES LENDING COLLATERAL — (5.5%)
@§	The DFA Short Term Investment Fund	4,237,418	49,014,214
TOTAL INVESTMENTS — (100.0%)
(Cost $663,547,494)^^			$884,341,058
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$5,980,859	$49,184,167	—	$55,165,026
Austria	—	1,128,117	—	1,128,117
Belgium	441,069	5,706,092	—	6,147,161
Canada	86,940,684	—	—	86,940,684

International Large Cap Growth Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Denmark	—	$33,216,761	—	$33,216,761
Finland	—	6,552,692	—	6,552,692
France	—	78,375,653	—	78,375,653
Germany	—	61,212,461	—	61,212,461
Hong Kong	—	11,864,241	—	11,864,241
Ireland	$685,200	1,801,485	—	2,486,685
Israel	609,116	4,758,492	—	5,367,608
Italy	3,317,709	16,287,124	—	19,604,833
Japan	92,931	189,238,896	—	189,331,827
Netherlands	24,768,221	12,225,687	—	36,993,908
New Zealand	—	2,496,150	—	2,496,150
Norway	63,705	6,955,767	—	7,019,472
Portugal	—	840,449	—	840,449
Singapore	—	9,336,276	—	9,336,276
Spain	—	19,314,490	—	19,314,490
Sweden	—	24,570,643	—	24,570,643
Switzerland	—	69,983,148	—	69,983,148
United Kingdom	39,651,587	66,003,710	—	105,655,297
Preferred Stocks
Germany	—	1,723,262	—	1,723,262
Securities Lending Collateral	—	49,014,214	—	49,014,214
Total Investments in Securities	$162,551,081	$721,789,977	—˂˃	$884,341,058

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

International Small Cap Growth Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)
		Shares	Value»
COMMON STOCKS — (97.4%)
AUSTRALIA — (7.1%)
	Accent Group Ltd.	112,583	$161,634
	Acrow Ltd.	63,655	47,228
	ARB Corp. Ltd.	23,092	638,065
	AUB Group Ltd.	21,862	461,959
*	Audinate Group Ltd.	18,699	182,682
*	Aussie Broadband Ltd.	42,962	89,885
#	Australian Clinical Labs Ltd.	36,962	61,420
	Australian Ethical Investment Ltd.	25,309	66,115
	Australian Finance Group Ltd.	43,070	41,370
#††	AVZ Minerals Ltd.	336,495	35,281
	Beacon Lighting Group Ltd.	27,804	43,882
#*	Boss Energy Ltd.	97,175	233,314
#*	Bravura Solutions Ltd.	73,643	55,205
#	Breville Group Ltd.	30,432	584,760
*	Capricorn Metals Ltd.	99,026	350,470
#*	Cettire Ltd.	48,710	42,438
	Champion Iron Ltd.	81,604	335,333
	Clinuvel Pharmaceuticals Ltd.	11,891	116,429
	Cobram Estate Olives Ltd.	16,939	18,467
	Codan Ltd.	29,274	251,552
#*	Cogstate Ltd.	6,282	4,771
	Collins Foods Ltd.	32,959	198,067
	Corporate Travel Management Ltd.	3,787	33,470
	Data#3 Ltd.	47,477	274,753
	Deterra Royalties Ltd.	88,444	231,235
	Dicker Data Ltd.	19,198	128,604
#	Domino's Pizza Enterprises Ltd.	14,311	307,803
*	DUG Technology Ltd.	18,742	34,148
	Eagers Automotive Ltd.	46,429	323,685
*	Emerald Resources NL	159,779	389,059
*	Energy Resources of Australia Ltd.	44,404	434
	EQT Holdings Ltd.	1,289	29,923
	EVT Ltd.	20,183	153,112
#	Flight Centre Travel Group Ltd.	40,832	594,509
	Gold Road Resources Ltd.	138,333	154,675
#	GR Engineering Services Ltd.	17,215	22,236
	Hansen Technologies Ltd.	49,856	146,774
	HUB24 Ltd.	21,929	714,199
#	IDP Education Ltd.	33,014	324,220
	Infomedia Ltd.	146,416	161,158
	Inghams Group Ltd.	134,414	331,370
	IPH Ltd.	66,921	268,598
	Johns Lyng Group Ltd.	54,749	213,893
	Jumbo Interactive Ltd.	10,368	110,941
*	Karoon Energy Ltd.	204,220	247,649
#	Lifestyle Communities Ltd.	31,899	188,557
	Lindsay Australia Ltd.	66,787	40,246
	Lovisa Holdings Ltd.	17,049	390,989
	Lycopodium Ltd.	3,894	36,163
#*	Lynas Rare Earths Ltd.	2,134	8,725
#	MA Financial Group Ltd.	22,193	65,532
*	Macquarie Technology Group Ltd.	2,866	176,349
#	Mader Group Ltd.	5,695	23,335
	McMillan Shakespeare Ltd.	18,902	221,810
*	Megaport Ltd.	32,688	236,642

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Metcash Ltd.	249,458	$597,570
	Monadelphous Group Ltd.	26,446	224,880
	Myer Holdings Ltd.	60,033	32,762
#*	Nanosonics Ltd.	86,878	179,715
	Netwealth Group Ltd.	36,287	564,000
	nib holdings Ltd.	132,496	652,377
#	Nick Scali Ltd.	27,080	279,058
	Objective Corp. Ltd.	6,021	48,846
*	OFX Group Ltd.	40,941	61,756
	Orora Ltd.	387,969	519,120
	Pinnacle Investment Management Group Ltd.	20,422	220,474
	Platinum Asset Management Ltd.	34,760	24,333
*	PPK Mining Equipment Group Pty. Ltd.	7,132	0
	Premier Investments Ltd.	10,999	239,149
	Propel Funeral Partners Ltd.	10,772	42,309
	PSC Insurance Group Ltd.	59,504	236,765
	PWR Holdings Ltd.	21,649	168,326
*	ReadyTech Holdings Ltd.	18,559	40,642
*	Red 5 Ltd.	599,730	153,822
	Regis Healthcare Ltd.	37,883	103,843
	Reliance Worldwide Corp. Ltd.	49,108	165,534
	Ridley Corp. Ltd.	82,426	119,641
*	RPMGlobal Holdings Ltd.	60,700	109,415
	Sigma Healthcare Ltd.	186,451	158,860
	SmartGroup Corp. Ltd.	44,344	250,954
	Super Retail Group Ltd.	29,619	310,280
*	Superloop Ltd.	40,483	40,355
	Technology One Ltd.	71,224	962,127
*	Telix Pharmaceuticals Ltd.	27,013	339,121
*	Temple & Webster Group Ltd.	28,945	185,314
*	Tuas Ltd.	17,360	51,109
*	Tyro Payments Ltd.	100,883	64,204
	Ventia Services Group Pty. Ltd.	182,575	525,642
Ω	Viva Energy Group Ltd.	227,239	484,735
*	Webjet Ltd.	88,931	520,242
#*	Zip Co. Ltd.	135,646	171,395
TOTAL AUSTRALIA			19,453,798
AUSTRIA — (1.0%)
	ANDRITZ AG	22,725	1,455,770
Ω	BAWAG Group AG	7,823	571,313
	DO & Co. AG	1,869	314,937
*	Eurotelesites AG	8,017	33,727
	Oesterreichische Post AG	8,207	270,794
	Palfinger AG	2,806	68,673
	Telekom Austria AG	12,030	111,432
TOTAL AUSTRIA			2,826,646
BELGIUM — (1.6%)
	Colruyt Group NV	15,531	744,977
	Deme Group NV	1,407	253,416
#	Euronav NV	21,821	400,852
	EVS Broadcast Equipment SA	2,260	71,364
	Fagron	20,034	412,236
	Kinepolis Group NV	2,726	110,404
	Lotus Bakeries NV	126	1,369,162
	Melexis NV	5,881	512,689
	Solvay SA	14,315	503,953

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
	Van de Velde NV	1,744	$57,164
TOTAL BELGIUM			4,436,217
CANADA — (11.2%)
*	5N Plus, Inc.	11,100	48,560
	ADF Group, Inc.	1,523	15,477
#	Ag Growth International, Inc.	5,814	239,904
*	Air Canada	4,400	50,704
#	Altus Group Ltd.	10,273	429,775
	Amerigo Resources Ltd.	15,100	17,608
	Andlauer Healthcare Group, Inc.	4,756	141,028
*	Aritzia, Inc.	26,722	877,153
*	Athabasca Oil Corp.	55,994	229,548
*	ATS Corp. (ATS CN)	25,328	761,133
#	Aura Minerals, Inc.	4,900	50,042
	Badger Infrastructure Solution	11,038	311,797
	Bird Construction, Inc.	14,525	272,373
	Black Diamond Group Ltd.	9,300	61,971
#	Boralex, Inc., Class A	18,051	447,925
	Boyd Group Services, Inc.	5,138	861,438
	BRP, Inc. (DOO CN)	2,112	153,017
	BRP, Inc. (DOOO US)	590	42,728
	Calian Group Ltd.	3,606	146,784
*	Canada Goose Holdings, Inc. (GOOS CN)	7,500	86,535
*	Capstone Copper Corp.	29,173	196,085
*	Celestica, Inc. (CLS US)	25,108	1,316,663
	CES Energy Solutions Corp.	41,389	247,617
	CI Financial Corp.	42,885	518,416
*	Cipher Pharmaceuticals, Inc.	2,100	19,347
	Colliers International Group, Inc. (CIGI CN)	1,509	203,368
	Colliers International Group, Inc. (CIGI US)	5,143	692,608
	Computer Modelling Group Ltd.	30,056	301,725
	Converge Technology Solutions Corp.	2,903	8,852
	Corby Spirit & Wine Ltd.	3,500	34,122
	Definity Financial Corp.	10,457	363,702
#*	Denison Mines Corp. (DML CN)	129,656	255,433
	Denison Mines Corp. (DNN US)	20,678	40,736
	Dye & Durham Ltd.	8,476	81,282
	Enghouse Systems Ltd.	14,096	313,744
*	ERO Copper Corp. (ERO CN)	17,559	343,384
	Evertz Technologies Ltd.	8,600	80,353
	Exchange Income Corp.	5,805	204,299
	Extendicare, Inc.	25,468	145,911
	Fiera Capital Corp.	22,781	134,807
	Finning International, Inc.	47,121	1,350,507
	First National Financial Corp.	5,637	151,107
	Foraco International SA	22,957	45,892
*	Forsys Metals Corp.	12,000	4,867
#	Freehold Royalties Ltd.	35,868	367,864
*	GDI Integrated Facility Services, Inc.	3,115	78,154
	Gibson Energy, Inc.	49,372	806,745
	goeasy Ltd.	2,107	310,087
	Hammond Power Solutions, Inc.	1,500	129,656
	Headwater Exploration, Inc.	63,496	336,186
	Information Services Corp.	4,303	79,599
Ω	Jamieson Wellness, Inc.	12,790	302,647
*	K92 Mining, Inc.	61,362	351,110
*	Karora Resources, Inc.	24,244	111,856
	K-Bro Linen, Inc.	3,004	78,481

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Kinaxis, Inc.	4,350	$535,176
	Labrador Iron Ore Royalty Corp.	18,300	406,652
	Lundin Gold, Inc.	23,006	398,250
*	Major Drilling Group International, Inc.	20,687	141,295
#	Maple Leaf Foods, Inc.	11,511	210,185
*	Mattr Corp.	2,698	34,295
#	Medical Facilities Corp.	3,300	33,391
*	New Gold, Inc. (NGD CN)	59,300	137,013
	North American Construction Group Ltd. (NOA US)	7,405	147,804
	North West Co., Inc.	15,170	491,255
*	Orla Mining Ltd. (OLA CN)	15,100	56,216
*	Orla Mining Ltd. (ORLA US)	38,057	142,333
	Osisko Gold Royalties Ltd. (OR US)	25,638	449,690
	Parkland Corp.	40,153	1,126,372
	Pason Systems, Inc.	25,831	306,084
	PHX Energy Services Corp.	11,900	91,104
#	Pine Cliff Energy Ltd.	49,359	32,533
	Pollard Banknote Ltd.	4,800	98,075
#	PrairieSky Royalty Ltd.	60,896	1,223,963
	Premium Brands Holdings Corp.	12,536	847,870
	Primo Water Corp. (PRMW US)	46,417	1,017,925
	Propel Holdings, Inc.	4,448	93,010
	Pulse Seismic, Inc.	14,400	25,762
	Quebecor, Inc., Class B	18,707	413,257
	Richelieu Hardware Ltd.	16,472	486,530
	Rogers Sugar, Inc.	21,462	89,227
	Savaria Corp.	14,977	211,315
	Secure Energy Services, Inc.	76,841	678,443
#	Sienna Senior Living, Inc.	22,092	248,338
*	SilverCrest Metals, Inc. (SIL CN)	3,800	37,184
*	SilverCrest Metals, Inc. (SILV US)	13,506	131,819
Ω	Sleep Country Canada Holdings, Inc.	10,749	272,647
	Softchoice Corp.	5,368	69,440
Ω	Spin Master Corp.	1,231	28,184
	Sprott, Inc. (SII CN)	1,200	53,479
	Sprott, Inc. (SII US)	5,885	262,353
	Stelco Holdings, Inc.	7,657	368,528
	Stella-Jones, Inc.	15,153	1,019,492
	Sylogist Ltd.	3,400	26,571
*	Taseko Mines Ltd. (TGB US)	5,900	12,921
*	Taseko Mines Ltd. (TKO CN)	27,426	59,991
	TELUS Corp.	9,810	158,378
	TerraVest Industries, Inc.	2,300	136,402
	Topaz Energy Corp.	24,519	461,557
	TransAlta Corp.	25,233	190,257
	TransAlta Corp.	52,100	392,453
	Trican Well Service Ltd.	56,044	204,586
*	Trisura Group Ltd. (TSU CN)	7,093	237,247
	Vecima Networks, Inc.	800	12,585
*	Viemed Healthcare, Inc.	8,932	64,400
*	Wall Financial Corp.	2,300	32,635
*	Wesdome Gold Mines Ltd.	49,200	473,594
#	Westshore Terminals Investment Corp.	10,814	181,323
	Winpak Ltd.	7,147	246,197
TOTAL CANADA			30,560,298
DENMARK — (2.9%)
*	ALK-Abello AS	31,893	718,865
*	Ambu AS, Class B	3,248	65,955

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
	cBrain AS	3,927	$145,630
	Chemometec AS	5,134	284,621
*	Demant AS	2,279	87,375
*	GN Store Nord AS	35,003	919,782
	ISS AS	41,616	760,680
*Ω	Netcompany Group AS	12,248	521,297
*	NKT AS	5,667	510,131
*	NTG Nordic Transport Group AS	2,024	85,846
	Ringkjoebing Landbobank AS	7,386	1,307,278
	Rockwool AS (ROCKA DC), Class A	76	33,443
	Rockwool AS (ROCKB DC), Class B	803	354,936
*	Royal Unibrew AS	16,247	1,275,604
	Topdanmark AS	15,188	827,169
TOTAL DENMARK			7,898,612
FINLAND — (2.2%)
#*	Alisa Pankki OYJ	1,405	28,837
	Alma Media OYJ	5,579	64,040
	Cargotec OYJ, Class B	8,376	426,947
	Elisa OYJ	17,807	829,119
	eQ OYJ	1,222	18,757
	Harvia OYJ	5,546	238,664
*	Kalmar OYJ, Class B	8,376	247,654
	Kesko OYJ (KESKOA FH), Class A	11,758	219,563
	Kesko OYJ (KESKOB FH), Class B	59,117	1,069,350
	Marimekko OYJ	7,952	117,766
	Orion OYJ (ORNAV FH), Class A	7,832	358,281
	Orion OYJ (ORNBV FH), Class B	27,053	1,242,674
	Puuilo OYJ	18,161	199,465
*	QT Group OYJ	3,609	321,164
	Revenio Group OYJ	1,876	58,326
#	Talenom OYJ	8,051	41,361
	Tokmanni Group Corp.	10,934	133,863
	Vaisala OYJ, Class A	5,135	253,210
*	Verkkokauppa.com OYJ	7,353	14,788
TOTAL FINLAND			5,883,829
FRANCE — (4.5%)
	Alten SA	563	61,920
#*	Bastide le Confort Medical	726	15,846
#	Catana Group	8,468	45,165
	Elis SA	12,637	292,235
#	Equasens	1,255	65,341
	Gaztransport Et Technigaz SA	10,027	1,477,429
*	ID Logistics Group SACA	1,159	560,452
	Infotel SA	775	32,630
	Interparfums SA	4,358	221,464
#	IPSOS SA	5,459	336,914
*	JCDecaux SE	17,391	362,559
	Kaufman & Broad SA	3,850	131,665
Ω	La Francaise des Jeux SAEM	29,328	1,137,889
	Linedata Services	183	14,291
	Metropole Television SA	6,515	85,041
	Nexans SA	7,280	940,912
#*	OVH Groupe SAS	2,334	15,057
	Robertet SA	137	125,522
	SEB SA	5,977	598,106
	Seche Environnement SACA	870	94,946

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
*	SOITEC	1,343	$173,155
	Sopra Steria Group	5,081	941,789
	SPIE SA	33,641	1,300,389
	Stef SA	270	39,184
	Sword Group	2,139	79,255
	Technip Energies NV	29,536	752,473
	Thermador Groupe	1,522	125,603
	Trigano SA	2,126	249,280
*	Ubisoft Entertainment SA	26,647	547,420
*	Vallourec SACA	30,807	498,107
Ω	Verallia SA	22,651	666,288
	Wavestone	2,899	168,413
TOTAL FRANCE			12,156,740
GERMANY — (5.6%)
	Adesso SE	769	76,032
	Adtran Networks SE	3,020	62,846
	AIXTRON SE	10,473	244,540
	All for One Group SE	628	39,103
	AlzChem Group AG	706	39,024
	Amadeus Fire AG	1,636	168,109
	Atoss Software SE	3,090	455,514
	Bechtle AG	22,343	987,417
*	Ceconomy AG	21,100	63,642
	CENIT AG	1,890	27,200
	Cewe Stiftung & Co. KGaA	684	73,235
	CompuGroup Medical SE & Co. KGaA	2,505	43,445
	CTS Eventim AG & Co. KGaA	15,249	1,343,189
	Dermapharm Holding SE	5,650	216,433
	Eckert & Ziegler SE	4,652	217,720
	EDAG Engineering Group AG	1,049	12,088
	Elmos Semiconductor SE	2,015	164,707
*	Encavis AG	31,498	590,351
	Energiekontor AG	2,482	174,594
	Fabasoft AG	987	17,457
	Fielmann Group AG	8,389	379,811
	Freenet AG	14,857	411,124
	FUCHS SE	6,923	240,142
	GEA Group AG	33,419	1,475,631
	Gerresheimer AG	8,490	877,758
	GFT Technologies SE	5,503	141,315
	Hawesko Holding SE	669	19,323
	Hensoldt AG	12,424	459,703
	HOCHTIEF AG	6,779	805,962
#	Hugo Boss AG	9,494	377,296
	IVU Traffic Technologies AG	3,749	56,569
#	Knaus Tabbert AG	586	19,656
	Krones AG	3,266	441,870
*	Nagarro SE	2,666	231,839
	Nexus AG	4,574	274,277
	OHB SE	1,950	92,424
	Pfeiffer Vacuum Technology AG	139	23,704
*	PSI Software SE	556	12,817
	Puma SE (PUM GR)	16,420	814,811
*	PVA TePla AG	3,678	57,463
	Rational AG	492	430,685
	Secunet Security Networks AG	437	57,799
	Stabilus SE	6,308	308,686
	Stemmer Imaging AG	250	13,014

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Stroeer SE & Co. KGaA	9,841	$665,354
	SUSS MicroTec SE	2,440	165,691
*Ω	TeamViewer SE	40,383	544,643
#*	TUI AG	71,028	458,048
	Washtec AG	3,729	149,303
*Ω	Zalando SE	15,847	406,068
TOTAL GERMANY			15,429,432
HONG KONG — (1.8%)
	ASMPT Ltd.	40,700	425,541
	Best Mart 360 Holdings Ltd.	42,000	9,295
	Bright Smart Securities & Commodities Group Ltd.	64,000	15,575
	Cafe de Coral Holdings Ltd.	104,000	107,134
	CITIC Telecom International Holdings Ltd.	110,000	29,312
*	C-Mer Medical Holdings Ltd.	64,000	21,446
*	Cowell e Holdings, Inc.	88,000	241,374
Ω	Crystal International Group Ltd.	22,000	9,646
	Fairwood Holdings Ltd.	25,500	23,733
#*Ω	Fosun Tourism Group	60,400	29,187
	FSE Lifestyle Services Ltd.	41,000	28,694
#	Giordano International Ltd.	172,000	34,780
††	Gold Fin Holdings	214,000	0
	International Housewares Retail Co. Ltd.	145,000	23,931
	L'Occitane International SA	89,250	386,380
	Luk Fook Holdings International Ltd.	29,000	57,037
	Man Wah Holdings Ltd.	370,000	218,227
*	MECOM Power & Construction Ltd.	30,997	595
*††	MH Development NPV	80,000	0
	Modern Dental Group Ltd.	21,000	11,511
*	Mongolian Mining Corp.	45,000	48,024
*	NagaCorp Ltd.	324,215	156,242
	Pacific Basin Shipping Ltd.	396,000	118,902
	PAX Global Technology Ltd.	8,000	4,489
	PCCW Ltd.	1,096,687	568,605
	Perfect Medical Health Management Ltd.	132,000	42,744
	Plover Bay Technologies Ltd.	128,000	68,598
*	Sa Sa International Holdings Ltd.	134,000	12,508
Ω	Samsonite International SA	334,200	963,748
	SITC International Holdings Co. Ltd.	166,000	370,475
	Stella International Holdings Ltd.	70,500	117,511
	SUNeVision Holdings Ltd.	211,000	74,178
	Tradelink Electronic Commerce Ltd.	178,000	20,058
	Tycoon Group Holdings Ltd.	12,000	5,858
	United Laboratories International Holdings Ltd.	104,000	119,472
#	Vitasoy International Holdings Ltd.	192,000	137,744
	VTech Holdings Ltd.	48,100	316,453
	Xinyi Glass Holdings Ltd.	184,000	194,370
TOTAL HONG KONG			5,013,377
IRELAND — (0.4%)
	Glanbia PLC (GLB ID)	47,771	955,375
	Irish Continental Group PLC (IR5B ID)	40,436	235,406
TOTAL IRELAND			1,190,781
ISRAEL — (0.6%)
	Arad Ltd.	2,055	25,061
	Aura Investments Ltd.	7,209	28,494
	Danel Adir Yeoshua Ltd.	1,587	130,090

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Danya Cebus Ltd.	422	$9,254
	Delta Israel Brands Ltd.	658	10,495
*	Electra Consumer Products 1970 Ltd.	2,581	49,822
	FMS Enterprises Migun Ltd.	369	12,758
	Formula Systems 1985 Ltd. (FORTY IT)	1,262	98,324
	Formula Systems 1985 Ltd. (FORTY US), Sponsored ADR	191	14,978
	Fox Wizel Ltd.	1,783	116,975
	Globrands Ltd.	90	9,676
	Hiper Global Ltd.	2,782	13,554
	IDI Insurance Co. Ltd.	2,449	69,850
	Inrom Construction Industries Ltd.	18,763	52,545
	Lapidoth Capital Ltd.	249	3,424
	M Yochananof & Sons Ltd.	700	34,727
	Magic Software Enterprises Ltd. (MGIC US)	8,335	89,851
	Malam - Team Ltd.	2,020	30,256
	Matrix IT Ltd.	189	3,688
	Max Stock Ltd.	16,993	38,916
	Maytronics Ltd.	8,312	34,184
	Meitav Investment House Ltd.	10,788	47,636
	Next Vision Stabilized Systems Ltd.	13,408	161,689
	Novolog Ltd.	23,600	8,662
	One Software Technologies Ltd.	9,774	122,314
*	Partner Communications Co. Ltd.	18,876	78,051
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	2,647	146,586
	Retailors Ltd.	3,984	61,615
	Tadiran Group Ltd.	920	45,990
	Tel Aviv Stock Exchange Ltd.	13,899	110,417
	Telsys Ltd.	884	44,073
	Tiv Taam Holdings 1 Ltd.	18,868	27,329
	YH Dimri Construction & Development Ltd.	76	6,027
TOTAL ISRAEL			1,737,311
ITALY — (4.2%)
	A2A SpA	67,313	142,574
	Amplifon SpA	35,115	1,115,266
	Arnoldo Mondadori Editore SpA	50,889	144,043
	Azimut Holding SpA	39,046	978,330
	Banca Generali SpA	20,762	903,489
	Banca Mediolanum SpA	34,184	403,586
Ω	BFF Bank SpA	45,285	511,886
	Brembo NV	20,613	231,243
	Brunello Cucinelli SpA	11,735	1,096,134
Ω	Carel Industries SpA	10,923	201,748
	Cembre SpA	763	29,767
	Digital Value SpA	596	35,475
#*Ω	doValue SpA	17,634	36,891
	FinecoBank Banca Fineco SpA	18,681	317,133
	Hera SpA	16,275	59,550
	Intercos SpA	8,001	142,963
	Interpump Group SpA	18,929	820,918
	Italian Sea Group SpA	2,920	28,777
	LU-VE SpA	2,501	69,439
	Maire SpA	52,339	415,298
	Moltiply Group SpA	3,554	140,626
*	Newlat Food SpA	4,907	64,246
	Pharmanutra SpA	1,151	59,008
#	Piaggio & C SpA	45,642	125,725
Ω	Piovan SpA	1,843	27,193
Ω	RAI Way SpA	34,041	183,516

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Reply SpA	7,137	$1,013,067
*	Saipem SpA	174,160	413,740
	Salcef Group SpA	3,450	95,344
	Salvatore Ferragamo SpA	20,439	178,225
	Sanlorenzo SpA	3,013	122,675
	Sesa SpA	2,243	246,474
	SOL SpA	12,905	482,558
Ω	Technogym SpA	40,447	396,681
	TXT e-solutions SpA	555	15,816
	Webuild SpA	28,264	73,991
#	Wiit SpA	1,016	24,736
	Zignago Vetro SpA	8,655	106,228
TOTAL ITALY			11,454,359
JAPAN — (22.9%)
	&Do Holdings Co. Ltd.	3,700	26,409
	A&D HOLON Holdings Co. Ltd.	5,300	98,189
#	Adastria Co. Ltd.	6,700	149,138
	Ad-sol Nissin Corp.	1,300	16,454
#*	Adventure, Inc.	800	28,443
	Aeon Delight Co. Ltd.	6,100	158,975
#	Aeon Fantasy Co. Ltd.	2,900	49,074
	Aeon Hokkaido Corp.	9,000	55,013
	Aeon Kyushu Co. Ltd.	1,200	24,022
	Ai Holdings Corp.	10,100	168,841
*	AI inside, Inc.	400	12,079
	Aica Kogyo Co. Ltd.	13,800	319,380
#*	Aidma Holdings, Inc.	700	7,286
#	Ain Holdings, Inc.	9,000	346,017
#	Airtrip Corp.	3,700	34,763
	AIT Corp.	2,500	32,216
	Alleanza Holdings Co. Ltd.	4,600	35,205
	Alps Logistics Co. Ltd.	1,500	57,093
	Altech Corp.	4,470	79,796
	Amano Corp.	14,300	362,534
	Amvis Holdings, Inc.	9,000	156,693
	Anest Iwata Corp.	3,500	34,386
	Anicom Holdings, Inc.	20,000	87,050
#*	AnyMind Group, Inc.	3,300	25,288
	Aoyama Zaisan Networks Co. Ltd.	6,400	64,516
	ARE Holdings, Inc.	20,100	275,006
	Arealink Co. Ltd.	4,400	50,890
	Argo Graphics, Inc.	4,200	143,128
#	Artner Co. Ltd.	2,100	26,205
	As One Corp.	18,200	392,131
	Asahi Net, Inc.	7,000	31,146
	Asahi Yukizai Corp.	2,400	76,818
	ASKUL Corp.	13,500	190,792
	Aucnet, Inc.	4,600	73,774
	Avant Group Corp.	7,100	64,597
	Axial Retailing, Inc.	17,600	120,541
#	Axxzia, Inc.	2,800	17,961
	AZ-COM MARUWA Holdings, Inc.	12,100	104,201
	AZOOM Co. Ltd.	400	16,628
*	Bank of Innovation, Inc.	900	30,083
	Base Co. Ltd.	1,600	30,031
	Beauty Garage, Inc.	2,600	25,793
	Beenos, Inc.	2,300	39,057
	Belc Co. Ltd.	3,000	125,716

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Bell System24 Holdings, Inc.	12,200	$126,127
#*	Bengo4.com, Inc.	2,600	63,226
#	Bewith, Inc.	800	9,991
#	Bic Camera, Inc.	25,500	287,772
#	Bookoff Group Holdings Ltd.	1,200	10,956
#	Br Holdings Corp.	4,200	10,397
#	BrainPad, Inc.	7,500	49,296
	Broadmedia Corp.	2,530	27,877
	Bunka Shutter Co. Ltd.	9,300	107,376
	Business Engineering Corp.	1,400	38,663
#	BuySell Technologies Co. Ltd.	1,000	26,988
	C Uyemura & Co. Ltd.	2,600	186,562
	Careerlink Co. Ltd.	2,200	36,028
#	Carenet, Inc.	5,100	18,614
#	CellSource Co. Ltd.	2,300	23,821
	Celsys, Inc.	13,300	76,865
	Central Automotive Products Ltd.	3,300	109,092
	Central Security Patrols Co. Ltd.	2,600	47,800
#	Change Holdings, Inc.	10,500	78,361
	Charm Care Corp. KK	5,300	54,493
#	Chikaranomoto Holdings Co. Ltd.	2,800	26,468
	Chugoku Marine Paints Ltd.	7,100	98,225
	CKD Corp.	16,000	319,546
#	Colowide Co. Ltd.	22,300	306,974
#	Como Co. Ltd.	1,000	19,207
	Computer Engineering & Consulting Ltd.	6,700	87,543
	Comture Corp.	7,600	95,541
	Copro-Holdings Co. Ltd.	1,100	12,501
*	Core Concept Technologies, Inc.	700	10,638
#	Core Corp.	2,800	39,024
	Cota Co. Ltd.	6,129	68,313
	Create Restaurants Holdings, Inc.	38,100	271,981
	Create SD Holdings Co. Ltd.	8,100	181,737
	Creek & River Co. Ltd.	3,700	35,931
	Cresco Ltd.	9,000	79,732
*	CrowdWorks, Inc.	1,300	8,819
	CTS Co. Ltd.	8,600	47,617
	Cube System, Inc.	1,300	10,252
	Curves Holdings Co. Ltd.	16,500	90,626
*	Cyber Security Cloud, Inc.	800	11,657
	Cybozu, Inc.	9,500	114,903
	Daicel Corp.	26,700	259,545
	Daihen Corp.	5,200	255,182
	Daiichikosho Co. Ltd.	15,700	189,497
#	Daikoku Denki Co. Ltd.	2,300	56,916
	Daikokutenbussan Co. Ltd.	2,100	149,335
	Daiseki Co. Ltd.	14,360	343,754
	Daitron Co. Ltd.	1,900	35,044
	Daiwabo Holdings Co. Ltd.	28,500	537,045
*	DD GROUP Co. Ltd.	2,100	19,979
	Dear Life Co. Ltd.	10,300	68,526
	Densan System Holdings Co. Ltd.	2,400	45,968
	Dentsu Soken, Inc.	7,800	296,520
	Dexerials Corp.	15,700	753,736
	Digital Arts, Inc.	3,900	123,814
	Digital Hearts Holdings Co. Ltd.	4,700	31,115
	Digital Information Technologies Corp.	4,200	53,522
	Dip Corp.	11,000	226,152
	Double Standard, Inc.	1,200	14,691

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	DTS Corp.	13,600	$393,160
#	EAT & Holdings Co. Ltd.	1,600	22,690
	Ebara Jitsugyo Co. Ltd.	3,600	98,754
	Ebase Co. Ltd.	8,200	36,320
#	Eco's Co. Ltd.	2,700	40,495
	eGuarantee, Inc.	10,500	102,793
	Elan Corp.	10,000	61,303
	Elecom Co. Ltd.	15,200	166,667
	EM Systems Co. Ltd.	9,000	38,529
	en Japan, Inc.	9,800	183,464
#	Enplas Corp.	1,200	60,822
	Entrust, Inc.	4,400	22,411
	ES-Con Japan Ltd.	6,900	47,638
#	Eternal Hospitality Group Co. Ltd.	1,200	30,519
	F&M Co. Ltd.	1,900	20,591
	Fancl Corp.	18,200	352,488
*	FDK Corp.	5,900	26,737
#	Fibergate, Inc.	4,000	31,840
	Financial Partners Group Co. Ltd.	15,000	260,517
	FINDEX, Inc.	6,200	44,824
*	Fintech Global, Inc.	19,400	11,132
	Fixstars Corp.	5,000	56,929
	Focus Systems Corp.	1,600	13,645
	Food & Life Cos. Ltd.	29,000	508,198
	Forum Engineering, Inc.	5,800	38,180
#	Forval Corp.	1,800	18,709
	FP Corp.	12,400	213,884
#	FP Partner, Inc.	1,600	33,065
	France Bed Holdings Co. Ltd.	6,400	51,636
	Freebit Co. Ltd.	4,100	37,779
	FTGroup Co. Ltd.	2,600	19,734
	Fudo Tetra Corp.	1,200	19,150
	Fuji Corp. (7605 JP)	3,600	50,411
	Fuji Kosan Co. Ltd.	900	9,800
	Fuji Kyuko Co. Ltd.	6,700	136,730
	Fujimi, Inc.	12,200	256,227
*	Fujio Food Group, Inc.	3,700	34,618
*	Fujita Kanko, Inc.	1,800	102,357
	Fukuda Denshi Co. Ltd.	5,200	234,255
	Fukui Computer Holdings, Inc.	3,200	54,951
	Fukushima Galilei Co. Ltd.	3,200	143,882
	FULLCAST Holdings Co. Ltd.	7,500	75,130
	Funai Soken Holdings, Inc.	10,630	155,113
	Furuno Electric Co. Ltd.	3,000	39,179
#	Furuya Metal Co. Ltd.	4,200	127,766
	Furyu Corp.	4,600	32,847
	Fuso Chemical Co. Ltd.	5,600	144,943
	Future Corp.	15,400	176,318
	G-7 Holdings, Inc.	8,600	96,892
*	GA Technologies Co. Ltd.	3,600	28,864
	Gakkyusha Co. Ltd.	1,800	25,483
	Gakujo Co. Ltd.	1,800	22,757
	Genki Sushi Co. Ltd.	3,200	82,745
	Genky DrugStores Co. Ltd.	4,400	101,550
	Gift Holdings, Inc.	2,400	40,402
#*	giftee, Inc.	6,000	47,968
#	GMO Financial Gate, Inc.	1,000	44,253
#	GMO Financial Holdings, Inc.	10,300	44,051
	GMO GlobalSign Holdings KK	1,400	29,064

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	GMO internet group, Inc.	15,938	$264,068
*	GNI Group Ltd.	10,400	159,187
#*	Gokurakuyu Holdings Co. Ltd.	3,700	9,852
#	Goldwin, Inc.	800	49,270
#	Greens Co. Ltd.	2,300	28,684
	gremz, Inc.	3,600	57,908
#	GungHo Online Entertainment, Inc.	14,400	281,535
	H2O Retailing Corp.	4,400	76,536
	Hakudo Co. Ltd.	1,800	30,972
#	Hakuto Co. Ltd.	2,500	83,725
	Halows Co. Ltd.	3,400	103,621
	Happinet Corp.	4,200	91,084
	Hard Off Corp. Co. Ltd.	3,700	51,366
#*	Hennge KK	5,800	41,245
#	Hiday Hidaka Corp.	4,800	88,881
	Himacs Ltd.	720	6,876
	Hioki EE Corp.	3,300	176,948
	Hirose Tusyo, Inc.	400	11,060
#*	HIS Co. Ltd.	10,800	124,580
	Hitachi Zosen Corp.	42,700	309,999
	Hokuetsu Industries Co. Ltd.	4,900	69,833
#	Honeys Holdings Co. Ltd.	3,200	34,481
	Hoosiers Holdings Co. Ltd.	1,600	12,167
	Hosokawa Micron Corp.	1,700	45,980
	Hotland Co. Ltd.	3,900	62,034
#	IBJ, Inc.	7,600	31,762
	Ichibanya Co. Ltd.	15,820	112,568
	ID Holdings Corp.	3,150	29,534
	Idec Corp.	7,900	162,762
	IDOM, Inc.	22,700	172,373
	IG Port, Inc.	2,400	28,721
	Iino Kaiun Kaisha Ltd.	5,000	42,254
	IKK Holdings, Inc.	2,500	13,546
#	I'll, Inc.	3,200	57,247
#	i-mobile Co. Ltd.	8,400	25,191
	Imuraya Group Co. Ltd.	2,200	38,171
#	I-NE Co. Ltd.	1,800	20,980
	I-Net Corp.	3,440	42,405
	Infocom Corp.	7,700	311,506
	Insource Co. Ltd.	16,000	93,824
	Intelligent Wave, Inc.	3,700	26,186
#	IPS, Inc.	2,400	35,087
#	IR Japan Holdings Ltd.	2,900	20,232
	Iriso Electronics Co. Ltd.	2,000	40,198
	ISB Corp.	3,900	41,649
#	Ise Chemicals Corp.	800	109,709
*	Istyle, Inc.	15,800	46,657
	Itfor, Inc.	9,100	90,756
	ITmedia, Inc.	4,100	51,316
	Ito En Ltd.	8,300	196,775
	Itochu Enex Co. Ltd.	11,000	125,564
	Itoki Corp.	10,500	106,197
	Iwaki Co. Ltd.	2,200	44,679
	JAC Recruitment Co. Ltd.	23,200	111,883
#*	Jade Group, Inc.	3,000	39,645
*	Jamco Corp.	1,200	12,368
	Japan Aviation Electronics Industry Ltd.	9,300	155,853
	Japan Business Systems, Inc.	1,400	8,862
#*	Japan Communications, Inc.	34,900	43,876

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Japan Elevator Service Holdings Co. Ltd.	18,500	$341,387
*	Japan Hospice Holdings, Inc.	1,700	16,575
	Japan Lifeline Co. Ltd.	18,600	144,049
	Japan Material Co. Ltd.	22,000	291,883
	Japan Property Management Center Co. Ltd.	3,500	28,811
	Japan System Techniques Co. Ltd.	4,400	48,019
	JBCC Holdings, Inc.	5,400	147,746
	JCR Pharmaceuticals Co. Ltd.	12,000	46,822
	JCU Corp.	6,400	159,608
	Jeol Ltd.	12,300	495,227
	JFE Systems, Inc.	800	16,361
#*	JIG-SAW, Inc.	1,700	54,384
#	JINS Holdings, Inc.	4,000	122,783
	JINUSHI Co. Ltd.	2,400	35,166
	J-Lease Co. Ltd.	5,400	45,269
#	JM Holdings Co. Ltd.	3,700	70,802
	JP-Holdings, Inc.	20,500	83,330
	Justsystems Corp.	10,400	220,026
	JVCKenwood Corp.	30,800	188,706
	Kaga Electronics Co. Ltd.	900	32,653
	Kagome Co. Ltd.	15,500	362,043
	Kakaku.com, Inc.	26,000	363,467
#	Kakiyasu Honten Co. Ltd.	3,000	53,558
#	Kamakura Shinsho Ltd.	10,700	31,606
	Kameda Seika Co. Ltd.	801	23,371
	Kanamic Network Co. Ltd.	5,200	19,201
	Kanematsu Corp.	8,300	140,578
	Kanro, Inc.	600	11,334
	Kappa Create Co. Ltd.	5,100	64,196
	Katitas Co. Ltd.	14,800	185,525
#	KeePer Technical Laboratory Co. Ltd.	5,200	125,873
	Keihan Holdings Co. Ltd.	8,800	179,379
	KH Neochem Co. Ltd.	10,300	153,630
#	Kibun Foods, Inc.	1,400	11,580
	Kintetsu Department Store Co. Ltd.	2,000	31,141
	Ki-Star Real Estate Co. Ltd.	500	11,557
#	Koa Shoji Holdings Co. Ltd.	2,000	9,542
#	Kohoku Kogyo Co. Ltd.	1,200	21,220
	KOMEDA Holdings Co. Ltd.	14,600	261,743
	Komehyo Holdings Co. Ltd.	2,300	65,546
	Konoshima Chemical Co. Ltd.	1,300	15,432
	Kosaido Holdings Co. Ltd.	17,000	61,061
#	Koshidaka Holdings Co. Ltd.	13,241	89,128
	Kotobuki Spirits Co. Ltd.	22,500	288,947
	Kozo Keikaku Engineering Holdings, Inc.	1,500	39,971
	Krosaki Harima Corp.	4,400	77,475
#	Kura Sushi, Inc.	500	12,949
	Kushikatsu Tanaka Holdings Co.	1,100	12,018
	Kusuri No. Aoki Holdings Co. Ltd.	15,900	331,253
	Kyoritsu Maintenance Co. Ltd.	17,600	341,686
	LA Holdings Co. Ltd.	800	23,007
	LAC Co. Ltd.	3,800	22,519
	Leopalace21 Corp.	48,000	176,331
	Life Corp.	5,400	131,495
	Lifedrink Co., Inc.	1,400	65,513
#	LIKE, Inc.	1,800	17,200
#	Link & Motivation, Inc.	13,500	43,637
#	LITALICO, Inc.	6,400	52,548
	M&A Capital Partners Co. Ltd.	400	5,665

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Maeda Kosen Co. Ltd.	12,800	$140,137
	Management Solutions Co. Ltd.	3,400	30,772
	Mani, Inc.	22,800	320,692
	MarkLines Co. Ltd.	4,100	81,885
	Maruwa Co. Ltd.	2,200	589,413
	Matching Service Japan Co. Ltd.	1,300	9,192
	Matsui Securities Co. Ltd.	35,500	198,991
#	Matsuya Co. Ltd.	1,900	13,618
	Matsuyafoods Holdings Co. Ltd.	1,600	62,800
	Max Co. Ltd.	1,900	47,537
	Maxvalu Tokai Co. Ltd.	500	10,569
	MCJ Co. Ltd.	23,300	211,979
	MEC Co. Ltd.	4,900	123,305
	Media Do Co. Ltd.	1,100	10,272
	Medical Data Vision Co. Ltd.	10,100	36,411
*	Medley, Inc.	4,500	122,882
	MedPeer, Inc.	2,600	10,617
	Meidensha Corp.	2,500	57,087
	Meiho Facility Works Ltd.	3,100	17,811
	Meiko Electronics Co. Ltd.	5,600	224,487
	MEITEC Group Holdings, Inc.	24,000	541,922
	Menicon Co. Ltd.	18,200	170,205
#*	Mercari, Inc.	21,800	326,830
	METAWATER Co. Ltd.	5,600	69,546
	Micronics Japan Co. Ltd.	9,600	381,467
#	Midac Holdings Co. Ltd.	2,400	25,545
	Mie Kotsu Group Holdings, Inc.	3,000	11,040
	Milbon Co. Ltd.	8,960	199,287
	Mimasu Semiconductor Industry Co. Ltd.	4,200	103,447
#	Mirai Industry Co. Ltd.	1,100	26,505
	Miroku Jyoho Service Co. Ltd.	6,000	77,514
	Mitani Corp.	6,400	70,713
	Mitani Sekisan Co. Ltd.	2,300	86,130
	Mitsubishi Logisnext Co. Ltd.	8,200	72,003
#	Mitsui E&S Co. Ltd.	17,200	149,739
#	Mitsui High-Tec, Inc.	23,500	183,323
	Mitsui-Soko Holdings Co. Ltd.	3,300	105,187
	Miura Co. Ltd.	13,100	304,270
	Miyaji Engineering Group, Inc.	2,000	64,022
	Mizuho Medy Co. Ltd.	2,000	22,968
	Monex Group, Inc.	42,700	207,586
#	Monogatari Corp.	9,900	224,684
	Morinaga & Co. Ltd.	19,600	376,166
	Morinaga Milk Industry Co. Ltd.	18,600	446,369
#	Morozoff Ltd.	900	26,815
	Mugen Estate Co. Ltd.	2,500	21,982
	m-up Holdings, Inc.	11,300	100,169
	Nagano Keiki Co. Ltd.	3,000	56,449
	Nagase Brothers, Inc.	1,700	21,044
#	Nagawa Co. Ltd.	1,600	81,930
	Naigai Trans Line Ltd.	2,600	49,390
	Nakanishi, Inc.	20,400	352,405
#	Namura Shipbuilding Co. Ltd.	9,100	118,015
	NCD Co. Ltd./Shinagawa	1,900	22,177
	NEC Networks & System Integration Corp.	17,200	316,781
	NET One Systems Co. Ltd.	23,900	483,082
	New Art Holdings Co. Ltd.	3,290	37,869
#	Nextage Co. Ltd.	13,500	183,802
	Nichias Corp.	14,000	436,084

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nifco, Inc.	9,500	$240,874
	Nihon Dempa Kogyo Co. Ltd.	1,300	12,133
	Nihon Dengi Co. Ltd.	200	7,808
	Nihon M&A Center Holdings, Inc.	74,300	350,672
	Nippon Air Conditioning Services Co. Ltd.	6,700	45,618
	Nippon Aqua Co. Ltd.	3,900	23,230
	Nippon Concept Corp.	1,800	20,813
	Nippon Gas Co. Ltd.	38,300	597,018
#	Nippon Parking Development Co. Ltd.	74,700	102,728
	Nippon Shinyaku Co. Ltd.	700	16,006
#	Nishimatsuya Chain Co. Ltd.	10,900	166,027
	Nissei ASB Machine Co. Ltd.	2,700	100,073
	Nisso Holdings Co. Ltd.	8,200	45,093
	Nissui Corp.	33,700	202,281
	Nitto Kogyo Corp.	2,400	54,567
	Nittoc Construction Co. Ltd.	4,800	36,647
	Noevir Holdings Co. Ltd.	4,800	185,588
#	Nomura Micro Science Co. Ltd.	8,800	209,543
	NSD Co. Ltd.	19,600	403,476
	NSW, Inc.	2,200	47,659
	Oat Agrio Co. Ltd.	1,200	14,646
	Oenon Holdings, Inc.	4,100	11,694
	Ohba Co. Ltd.	2,300	16,732
	Ohsho Food Service Corp.	4,000	244,668
#*	Oisix ra daichi, Inc.	7,800	71,498
	Okamura Corp.	8,400	123,584
	Okinawa Cellular Telephone Co.	8,600	231,250
	Onward Holdings Co. Ltd.	14,300	53,080
	Ootoya Holdings Co. Ltd.	400	13,954
	Open Up Group, Inc.	9,000	130,168
	Optex Group Co. Ltd.	10,620	121,074
*	Optim Corp.	4,900	21,999
	Optorun Co. Ltd.	9,400	122,760
	Organo Corp.	6,200	281,202
	Oro Co. Ltd.	2,900	49,242
#	Osaka Organic Chemical Industry Ltd.	3,900	90,248
#	OSAKA Titanium Technologies Co. Ltd.	7,700	126,131
	OSG Corp.	17,800	245,578
	PAL GROUP Holdings Co. Ltd.	10,800	148,228
	Paramount Bed Holdings Co. Ltd.	9,100	153,225
*	Park24 Co. Ltd.	33,300	356,263
#	Pasona Group, Inc.	4,100	64,585
	Penta-Ocean Construction Co. Ltd.	28,100	124,749
*	PeptiDream, Inc.	24,500	451,483
	Pharma Foods International Co. Ltd.	4,100	29,976
*	PIA Corp.	1,300	27,288
	Pigeon Corp.	35,300	359,176
	PILLAR Corp.	6,900	233,964
	Pilot Corp.	8,200	246,310
	Plus Alpha Consulting Co. Ltd.	5,000	64,080
#	Poppins Corp.	800	6,916
#	Port, Inc.	1,000	13,425
	Premium Group Co. Ltd.	10,200	136,117
	Premium Water Holdings, Inc.	800	15,692
	Prestige International, Inc.	32,400	153,825
	Pronexus, Inc.	3,800	32,720
	Pro-Ship, Inc.	2,600	25,667
	Proto Corp.	7,500	73,644
	Qol Holdings Co. Ltd.	2,200	22,335

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Quick Co. Ltd.	3,900	$56,245
	Raccoon Holdings, Inc.	5,900	23,674
	Raito Kogyo Co. Ltd.	13,600	197,322
#	Raksul, Inc.	9,800	74,420
	Rakus Co. Ltd.	11,900	166,724
	Raysum Co. Ltd.	1,700	38,386
	Relo Group, Inc.	29,300	350,152
	Renaissance, Inc.	1,700	11,879
#*	RENOVA, Inc.	6,400	39,229
	Resorttrust, Inc.	25,100	423,683
	Rheon Automatic Machinery Co. Ltd.	1,100	11,303
	Ride On Express Holdings Co. Ltd.	2,800	19,298
	Riken Keiki Co. Ltd.	5,800	170,285
#	Ringer Hut Co. Ltd.	5,000	75,650
#	Riso Kyoiku Co. Ltd.	12,105	19,600
	Rix Corp.	800	16,278
	Roland Corp.	2,800	72,569
	Round One Corp.	62,600	372,723
	Royal Holdings Co. Ltd.	5,400	91,320
	RS Technologies Co. Ltd.	4,000	86,320
	Saison Technology Co. Ltd.	300	3,934
	Saizeriya Co. Ltd.	3,600	138,720
	Sakai Moving Service Co. Ltd.	5,000	88,625
#	Sakura Internet, Inc.	8,700	176,487
#	Samco, Inc.	900	25,489
	San-Ai Obbli Co. Ltd.	7,700	105,555
	Sangetsu Corp.	8,500	169,112
	Sanken Electric Co. Ltd.	5,800	283,034
	Sankyo Frontier Co. Ltd.	1,500	41,998
	Sankyu, Inc.	8,100	276,678
	Santec Holdings Corp.	900	48,821
	Sato Foods Co. Ltd.	600	29,585
	Sato Holdings Corp.	4,500	64,844
	Sawai Group Holdings Co. Ltd.	7,600	333,637
	SBI Global Asset Management Co. Ltd.	12,700	56,090
	SBS Holdings, Inc.	5,900	108,459
	Seiko Group Corp.	1,300	38,856
	Seiren Co. Ltd.	12,200	191,985
#	Senshu Electric Co. Ltd.	3,300	111,706
	Seria Co. Ltd.	14,476	338,553
	Seven Bank Ltd.	124,400	233,380
#	SFP Holdings Co. Ltd.	1,600	22,557
	Shibaura Electronics Co. Ltd.	4,400	87,903
	Shibaura Mechatronics Corp.	3,600	189,681
*	SHIFT, Inc.	2,099	161,239
	Shin Maint Holdings Co. Ltd.	2,600	25,699
#	Shin Nippon Biomedical Laboratories Ltd.	7,800	65,203
	Shinagawa Refractories Co. Ltd.	5,200	63,609
	Shinnihonseiyaku Co. Ltd.	4,000	47,079
	Ship Healthcare Holdings, Inc.	20,100	306,819
	SHO-BOND Holdings Co. Ltd.	4,100	157,902
	Shoei Co. Ltd.	15,400	204,104
	SIGMAXYZ Holdings, Inc.	9,800	96,846
*	Simplex Holdings, Inc.	3,900	56,227
	Sinfonia Technology Co. Ltd.	4,300	91,414
	Sinko Industries Ltd.	3,500	94,568
#	SK-Electronics Co. Ltd.	1,500	31,038
#*	Smaregi, Inc.	500	7,597
	SMS Co. Ltd.	19,900	290,056

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Softcreate Holdings Corp.	5,000	$59,684
	Software Service, Inc.	800	74,746
	Solasto Corp.	14,600	49,506
	Soliton Systems KK	3,900	31,369
	Sparx Group Co. Ltd.	7,020	76,812
	S-Pool, Inc.	25,300	53,738
	SRA Holdings	3,100	89,917
	SRS Holdings Co. Ltd.	6,600	56,333
	Starts Corp., Inc.	7,800	179,919
	St-Care Holding Corp.	4,300	25,699
	Step Co. Ltd.	1,600	21,863
	STI Foods Holdings, Inc.	800	26,543
	Strike Co. Ltd.	3,100	83,726
#	Studio Alice Co. Ltd.	1,900	27,121
#	Subaru Enterprise Co. Ltd.	1,500	29,490
*	Sun*, Inc. (4053 JP)	1,600	9,793
#	Suzuden Corp.	1,300	16,396
	SWCC Corp.	6,900	204,755
	System D, Inc.	800	7,455
	System Research Co. Ltd.	2,000	20,442
	System Support, Inc.	1,700	22,376
	Systems Engineering Consultants Co. Ltd.	600	16,968
	Systena Corp.	78,000	175,562
	Syuppin Co. Ltd.	8,200	79,360
	Taiyo Holdings Co. Ltd.	10,500	250,939
	Takara & Co. Ltd.	2,200	44,303
	Takasago Thermal Engineering Co. Ltd.	8,600	338,693
	Takeuchi Manufacturing Co. Ltd.	11,300	361,458
#	Tama Home Co. Ltd.	5,500	164,535
	Tamron Co. Ltd.	10,800	305,469
#	Tazmo Co. Ltd.	4,100	84,342
	TDC Soft, Inc.	10,200	87,311
	TechMatrix Corp.	11,600	162,151
	TechnoPro Holdings, Inc.	18,300	351,890
	Tecnos Japan, Inc.	3,800	21,152
	Tenpos Holdings Co. Ltd.	1,600	37,639
	Tera Probe, Inc.	500	13,859
#	T-Gaia Corp.	5,700	147,622
	TKC Corp.	8,200	194,214
	Tocalo Co. Ltd.	21,500	280,964
	Toho Co. Ltd. (8142 JP)	1,400	29,721
	Toho System Science Co. Ltd.	2,400	28,425
#	Toho Titanium Co. Ltd.	10,500	96,005
	TOKAI Holdings Corp.	29,500	198,185
	Tokyo Base Co. Ltd.	6,300	11,716
	Tokyo Electron Device Ltd.	6,900	179,323
#	Tokyo Individualized Educational Institute, Inc.	7,300	20,115
#	Tokyotokeiba Co. Ltd.	5,500	154,161
	Tomy Co. Ltd.	25,400	576,337
	Topcon Corp.	26,700	276,160
#	Toridoll Holdings Corp.	13,600	355,677
#	Torishima Pump Manufacturing Co. Ltd.	3,700	76,728
	Tosei Corp.	6,900	115,158
	Toshiba TEC Corp.	7,100	159,147
	Totech Corp.	3,300	56,233
	Toukei Computer Co. Ltd.	600	18,138
	Towa Corp.	3,713	213,873
	Toyo Construction Co. Ltd.	4,400	44,877
	Toyo Gosei Co. Ltd.	1,600	99,407

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Traders Holdings Co. Ltd.	8,020	$41,779
	Trancom Co. Ltd.	1,400	62,193
	Transaction Co. Ltd.	4,000	47,816
	Transcosmos, Inc.	7,300	168,076
	Treasure Factory Co. Ltd.	2,600	32,511
#	Tsuburaya Fields Holdings, Inc.	9,600	101,010
	Tsugami Corp.	6,500	71,426
	Tsuzuki Denki Co. Ltd.	1,700	26,003
	ULS Group, Inc.	700	23,029
#	Ultrafabrics Holdings Co. Ltd.	2,200	17,144
#	U-Next Holdings Co. Ltd.	4,800	165,306
	United Arrows Ltd.	5,000	71,109
	UNITED, Inc.	3,500	19,094
#	User Local, Inc.	2,500	34,277
	UT Group Co. Ltd.	8,900	192,787
	Valqua Ltd.	6,500	158,996
	Value HR Co. Ltd.	4,800	49,361
	ValueCommerce Co. Ltd.	5,000	39,291
	Vector, Inc.	12,500	82,351
	Vertex Corp.	6,000	81,524
	Vision, Inc.	9,800	88,226
*	Visional, Inc.	5,600	295,667
	Wacom Co. Ltd.	2,000	9,645
#	Waseda Academy Co. Ltd.	3,700	40,308
	Watahan & Co. Ltd.	3,300	40,720
	WATAMI Co. Ltd.	2,600	16,407
	WDB Holdings Co. Ltd.	2,100	25,684
	Weathernews, Inc.	2,000	76,339
	Wellnet Corp.	5,700	27,471
#	West Holdings Corp.	7,315	112,727
	Will Group, Inc.	5,900	40,792
*	WingArc1st, Inc.	4,200	78,259
#	Workman Co. Ltd.	3,000	85,755
	YAKUODO Holdings Co. Ltd.	3,100	58,311
	YAMADA Consulting Group Co. Ltd.	4,700	68,439
	Yamaichi Electronics Co. Ltd.	4,500	95,921
#	Yamami Co.	900	20,681
	Yamaura Corp.	900	7,795
	Yaoko Co. Ltd.	4,900	299,686
	Yashima Denki Co. Ltd.	1,300	14,933
	Yonex Co. Ltd.	14,600	213,248
*	Yoshimura Food Holdings KK	2,000	21,344
#	Yoshinoya Holdings Co. Ltd.	19,900	382,930
	Yossix Holdings Co. Ltd.	900	18,299
	Yotai Refractories Co. Ltd.	300	3,639
	Yuasa Trading Co. Ltd.	3,100	115,654
	Yukiguni Maitake Co. Ltd.	6,000	40,815
	Zenkoku Hosho Co. Ltd.	4,400	182,003
	ZERIA Pharmaceutical Co. Ltd.	5,400	78,874
	ZIGExN Co. Ltd.	10,500	40,612
TOTAL JAPAN			62,456,023
NETHERLANDS — (1.3%)
#*Ω	Alfen NV	5,945	109,915
	Arcadis NV	14,235	1,016,680
#*Ω	Basic-Fit NV	6,679	161,576
	BE Semiconductor Industries NV	1,732	223,124
	Corbion NV	623	13,946
	IMCD NV	6,845	984,266

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
*	InPost SA	32,720	$566,892
	Nedap NV	1,373	86,631
	PostNL NV	29,304	43,267
	TKH Group NV, CVA	9,907	434,142
TOTAL NETHERLANDS			3,640,439
NEW ZEALAND — (0.3%)
	AFT Pharmaceuticals Ltd.	3,631	6,632
	Air New Zealand Ltd.	44,177	15,239
	Briscoe Group Ltd.	6,337	16,583
	Channel Infrastructure NZ Ltd.	27,870	24,515
	Chorus Ltd. (CNU NZ)	13,672	64,324
	Freightways Group Ltd.	33,273	180,270
	Genesis Energy Ltd.	28,283	37,321
	Hallenstein Glasson Holdings Ltd.	11,317	39,898
	Heartland Group Holdings Ltd.	87,621	55,660
	NZME Ltd. (NZM NZ)	11,793	7,406
	NZX Ltd.	71,463	49,947
	Rakon Ltd.	19,585	10,495
#*	Restaurant Brands New Zealand Ltd.	7,481	13,606
	Skellerup Holdings Ltd.	60,070	159,323
	Vulcan Steel Ltd.	3,879	15,872
	Warehouse Group Ltd.	17,853	14,983
TOTAL NEW ZEALAND			712,074
NORWAY — (0.9%)
	2020 Bulkers Ltd.	2,056	28,091
	ABG Sundal Collier Holding ASA	119,624	72,081
	AF Gruppen ASA	4,408	54,399
	Atea ASA	22,915	304,956
Ω	Avance Gas Holding Ltd.	1,298	19,947
	Belships ASA	11,616	24,490
*	Bluenord ASA	5,887	275,027
	Borregaard ASA	8,953	153,319
	Bouvet ASA	23,439	136,239
Ω	Elmera Group ASA	23,591	73,422
	Elopak ASA	17,212	61,538
Ω	Europris ASA	44,317	264,424
*	FLEX LNG Ltd. (FLNG US)	800	21,520
*	Gaming Innovation Group, Inc.	13,083	35,887
*	Hermana Holding ASA	7,791	1,871
Ω	Kid ASA	9,010	108,672
	Kitron ASA	55,251	184,207
	Magnora ASA	7,791	23,194
	Medistim ASA	4,290	65,620
Ω	Multiconsult ASA	5,352	81,846
	Norbit ASA	3,975	29,364
	Odfjell Technology Ltd.	4,019	22,850
Ω	Okeanis Eco Tankers Corp.	2,766	88,720
	Protector Forsikring ASA	2,793	57,720
	Rana Gruber ASA	4,523	30,258
*	SATS ASA	8,168	12,862
	Veidekke ASA	30,427	340,134
TOTAL NORWAY			2,572,658
PORTUGAL — (0.3%)
	Altri SGPS SA	12,786	69,507
	CTT-Correios de Portugal SA	31,173	140,875

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
PORTUGAL — (Continued)
	Mota-Engil SGPS SA	27,718	$108,757
	Navigator Co. SA	55,123	223,658
	NOS SGPS SA	76,360	293,792
TOTAL PORTUGAL			836,589
SINGAPORE — (0.7%)
	Aztech Global Ltd.	45,500	36,514
*††	Best World International Ltd.	24,210	45,481
	Delfi Ltd.	68,200	42,863
	DFI Retail Group Holdings Ltd.	65,600	114,729
	Dyna-Mac Holdings Ltd.	157,800	67,373
	Food Empire Holdings Ltd.	48,100	36,384
	Frencken Group Ltd.	61,200	59,954
	Grand Venture Technology Ltd.	19,100	8,171
	HRnetgroup Ltd.	67,400	34,286
	iFAST Corp. Ltd.	31,300	175,640
	Micro-Mechanics Holdings Ltd.	15,800	18,736
	Propnex Ltd.	98,100	60,573
	Q&M Dental Group Singapore Ltd.	87,720	18,385
	Raffles Medical Group Ltd.	223,700	157,259
	Riverstone Holdings Ltd.	117,700	84,080
	SATS Ltd.	36,300	89,237
	Sheng Siong Group Ltd.	206,900	238,295
	Silverlake Axis Ltd.	154,600	33,537
	StarHub Ltd.	158,800	150,883
	Thomson Medical Group Ltd.	620,100	23,195
	UMS Holdings Ltd.	197,175	165,724
	Venture Corp. Ltd.	7,600	86,035
	Vicom Ltd.	33,700	34,809
TOTAL SINGAPORE			1,782,143
SPAIN — (2.3%)
*	Audax Renovables SA	19,995	39,523
	Bankinter SA	14,765	126,115
	Cia de Distribucion Integral Logista Holdings SA	21,593	639,459
	CIE Automotive SA	15,735	459,610
	Construcciones y Auxiliar de Ferrocarriles SA	3,367	127,473
*	Distribuidora Internacional de Alimentacion SA	1,732,678	23,815
*	eDreams ODIGEO SA	4,027	29,402
	Elecnor SA	10,305	223,531
	Fluidra SA	6,658	148,332
Ω	Global Dominion Access SA	23,540	76,887
	Indra Sistemas SA	39,692	795,979
	Laboratorios Farmaceuticos Rovi SA	6,930	666,764
	Melia Hotels International SA	33,213	254,306
#Ω	Prosegur Cash SA	118,184	68,160
	Renta 4 Banco SA	926	10,834
	Sacyr SA	162,103	572,706
*	Solaria Energia y Medio Ambiente SA	21,705	259,197
*	Tecnicas Reunidas SA	7,699	96,052
	Tubacex SA	32,303	100,555
	Vidrala SA	5,730	596,329
	Viscofan SA	12,512	834,273
TOTAL SPAIN			6,149,302
SWEDEN — (2.7%)
	AddLife AB, Class B	18,097	265,335
	Addnode Group AB	31,624	314,280

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	AQ Group AB	15,000	$199,794
	Beijer Alma AB	8,618	176,587
	Bergman & Beving AB	2,606	77,166
	Betsson AB, Class B	670	7,975
	Bilia AB, Class A	17,266	214,903
*Ω	BioArctic AB	965	14,461
Ω	Bravida Holding AB	19,235	155,691
	BTS Group AB, Class B	498	14,801
	Bufab AB	8,404	350,416
	Cellavision AB	3,860	92,170
	Clas Ohlson AB, Class B	10,598	168,358
	Concentric AB	7,855	120,736
Ω	Coor Service Management Holding AB	13,635	54,990
	CTT Systems AB	968	24,811
	Electrolux Professional AB, Class B	55,121	346,969
	Elekta AB, Class B	10,940	68,683
#	Engcon AB	1,430	13,983
	Ework Group AB	2,192	29,387
	Fenix Outdoor International AG	1,047	60,798
*Ω	Green Landscaping Group AB	5,723	43,109
#	Hanza AB	5,269	29,379
	HMS Networks AB	6,568	255,520
	Instalco AB	46,026	219,230
	INVISIO AB	8,775	205,108
	Kindred Group PLC, SDR	32,587	385,031
	Lime Technologies AB	2,918	98,373
*	Medcap AB	3,367	189,173
	Medicover AB, Class B	10,458	188,693
	Micro Systemation AB, Class B	3,597	14,293
	Momentum Group AB	8,546	144,200
#	NCAB Group AB	37,830	276,746
	Nederman Holding AB	4,197	85,485
	New Wave Group AB, Class B	5,472	57,948
	Nolato AB, Class B	1,424	7,647
	Nordic Paper Holding AB	5,013	27,317
	Nordic Waterproofing Holding AB	1,935	29,117
*	Norva24 Group AB	5,111	14,693
*	Note AB	4,907	65,397
	OEM International AB, Class B	20,968	241,969
*	OX2 AB	4,048	22,422
	Prevas AB, Class B	2,095	28,379
	Proact IT Group AB	6,525	97,602
	RaySearch Laboratories AB	7,143	90,756
	Rvrc Holding AB	11,071	45,710
*Ω	Scandic Hotels Group AB	42,995	261,675
*	Sdiptech AB, Class B	4,046	123,897
	SkiStar AB	9,997	147,217
	Synsam AB	2,360	11,096
	Systemair AB	21,801	164,516
	Troax Group AB	11,120	252,589
#	Truecaller AB, Class B	46,868	148,442
	VBG Group AB, Class B	463	18,447
	Vitec Software Group AB, Class B	8,760	458,259
	Volati AB	3,354	37,475
	XANO Industri AB, Class B	2,920	22,226
TOTAL SWEDEN			7,281,430
SWITZERLAND — (7.9%)
	Accelleron Industries AG (ACLN SW)	23,434	1,159,623

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	ALSO Holding AG	541	$164,026
	APG SGA SA	377	84,900
*	Aryzta AG	322,082	616,599
	Ascom Holding AG	10,301	74,333
	Avolta AG	23,523	887,556
	Barry Callebaut AG	403	648,432
*	Basilea Pharmaceutica AG	1,329	60,157
	Belimo Holding AG	3,044	1,845,334
	Bossard Holding AG, Class A	1,813	462,098
	Burckhardt Compression Holding AG	999	696,054
	Burkhalter Holding AG	191	19,257
	Cie Financiere Tradition SA	86	14,055
	Coltene Holding AG	1,057	57,772
	Comet Holding AG	892	357,407
	Daetwyler Holding AG	1,738	361,584
	dormakaba Holding AG	989	598,998
	Emmi AG	646	678,981
	Forbo Holding AG	322	346,846
	Georg Fischer AG	20,757	1,525,141
	Inficon Holding AG	583	869,294
	Interroll Holding AG	219	707,634
	Kardex Holding AG	2,288	696,788
	Komax Holding AG	489	74,320
	LEM Holding SA	156	227,837
Ω	Medacta Group SA	2,186	313,169
	Meier Tobler Group AG	224	7,193
	Mobilezone Holding AG	14,625	238,492
	Orior AG	2,145	135,706
	SFS Group AG	5,125	748,440
	Siegfried Holding AG	1,437	1,674,900
	SIG Group AG	14,341	301,162
	SKAN Group AG	1,675	151,229
	Softwareone Holding AG	21,828	435,806
	Stadler Rail AG	10,448	319,764
	Sulzer AG	3,893	578,764
	Swissquote Group Holding SA	2,575	821,289
	Temenos AG	20,126	1,397,519
Ω	VAT Group AG	184	92,209
	VZ Holding AG	4,613	623,075
	Ypsomed Holding AG	1,069	491,271
TOTAL SWITZERLAND			21,565,014
UNITED KINGDOM — (14.6%)
	4imprint Group PLC	7,740	604,374
	AG Barr PLC	30,538	252,996
Ω	Airtel Africa PLC	138,944	203,710
	AJ Bell PLC	81,220	482,343
Ω	Alfa Financial Software Holdings PLC	29,356	70,491
*	AO World PLC	44,960	67,489
	Ashtead Technology Holdings PLC	16,300	182,194
	Babcock International Group PLC	201,649	1,379,355
	Bloomsbury Publishing PLC	10,428	99,477
	Britvic PLC	88,023	1,437,445
	Bytes Technology Group PLC (BYIT LN)	68,875	448,733
	Clarkson PLC	6,119	357,515
	Coats Group PLC	431,804	497,496
	Computacenter PLC	24,476	847,507
	Cranswick PLC	15,010	920,285
	CVS Group PLC	22,169	326,316

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Darktrace PLC	93,801	$713,370
	Domino's Pizza Group PLC	83,777	348,356
	dotdigital group PLC	60,049	73,809
	Dr Martens PLC	114,243	104,449
	Dunelm Group PLC	37,158	589,363
	Energean PLC	41,424	530,986
	Entain PLC	41,199	302,756
	FDM Group Holdings PLC	26,704	146,821
	Fevertree Drinks PLC	833	9,881
	Foresight Group Holdings Ltd.	7,357	49,379
*	Frasers Group PLC	45,280	522,613
	Galliford Try Holdings PLC	15,138	59,592
	Games Workshop Group PLC	8,702	1,154,181
	Gamma Communications PLC	23,390	447,035
	Greggs PLC	33,984	1,368,589
	Harbour Energy PLC	89,330	359,293
	Hargreaves Lansdown PLC	80,640	1,145,578
	Hays PLC	380,958	461,694
	Hikma Pharmaceuticals PLC	38,301	936,454
	Hill & Smith PLC	23,052	681,417
	Hilton Food Group PLC	17,406	208,869
	Hollywood Bowl Group PLC	42,980	184,028
	Howden Joinery Group PLC	136,911	1,655,280
	IDOX PLC	94,139	76,779
	IMI PLC	56,929	1,386,615
	Impax Asset Management Group PLC	29,072	152,219
	Inchcape PLC	100,016	1,087,718
*	Indivior PLC	43,264	594,279
	IntegraFin Holdings PLC	79,159	391,178
	International Workplace Group PLC	220,696	490,011
*	J D Wetherspoon PLC	24,584	235,806
	James Halstead PLC	93,307	226,066
	Johnson Service Group PLC	84,067	175,972
	Kainos Group PLC	29,736	421,211
	Kitwave Group PLC	2,849	11,719
	Liontrust Asset Management PLC	9,804	84,082
	LSL Property Services PLC	13,847	60,883
Ω	Luceco PLC	32,411	65,396
	Macfarlane Group PLC	22,063	35,434
	Man Group PLC	302,104	951,109
*	McBride PLC	20,710	35,473
	Me Group International PLC	62,186	154,584
	Midwich Group PLC	13,083	58,289
	Mitie Group PLC	393,366	612,543
	MONY Group PLC	172,663	527,079
	Morgan Advanced Materials PLC	106,291	465,720
	Morgan Sindall Group PLC	2,154	79,561
	Mortgage Advice Bureau Holdings Ltd.	8,498	100,099
	Next 15 Group PLC	23,661	260,157
	Ninety One PLC	94,720	210,946
	Oxford Instruments PLC	15,187	491,276
	Pagegroup PLC	100,653	554,519
	Pan African Resources PLC	155,583	59,217
	PayPoint PLC	14,726	130,763
	Plus500 Ltd.	27,850	842,460
	Polar Capital Holdings PLC	20,109	155,901
	Record PLC	14,254	11,870
	Renew Holdings PLC	19,291	270,173
*	Renold PLC	27,285	21,277

International Small Cap Growth Portfolio
CONTINUED
	Shares	Value»
UNITED KINGDOM — (Continued)
Rightmove PLC	117,128	$870,244
Robert Walters PLC	10,701	50,655
Rotork PLC	221,063	1,028,843
RS Group PLC	113,836	1,195,940
Serco Group PLC	185,303	455,335
Softcat PLC	32,618	682,399
Spirent Communications PLC	193,208	431,555
SSP Group PLC	178,241	419,172
SThree PLC	44,534	235,054
Strix Group PLC	36,615	39,000
*†† Studio Retail Group PLC	9,958	0
Tate & Lyle PLC	87,137	734,964
Tatton Asset Management PLC	9,729	86,830
Team Internet Group PLC	17,972	46,056
Telecom Plus PLC	19,737	482,325
Topps Tiles PLC	24,408	14,295
#* Victoria PLC	1,684	3,513
Volution Group PLC	65,907	464,151
WH Smith PLC	33,990	578,338
Wickes Group PLC	71,296	138,436
Wilmington PLC	4,671	23,598
XPS Pensions Group PLC	8,925	37,159
TOTAL UNITED KINGDOM		39,737,765
UNITED STATES — (0.4%)
Chord Energy Corp. (CHRD US)	6,382	1,095,498
TOTAL COMMON STOCKS		265,870,335
PREFERRED STOCKS — (0.2%)
GERMANY — (0.2%)
FUCHS SE, 2.764%	16,206	704,169
TOTAL INVESTMENT SECURITIES (Cost $228,886,671)		266,574,504

			Value†
SECURITIES LENDING COLLATERAL — (2.4%)
@§	The DFA Short Term Investment Fund	562,599	6,507,586
TOTAL INVESTMENTS — (100.0%)
(Cost $235,394,266)^^			$273,082,090
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	—	$19,418,517	$35,281	$19,453,798
Austria	—	2,826,646	—	2,826,646
Belgium	$400,852	4,035,365	—	4,436,217
Canada	30,560,298	—	—	30,560,298
Denmark	—	7,898,612	—	7,898,612
Finland	247,654	5,636,175	—	5,883,829
France	—	12,156,740	—	12,156,740

International Small Cap Growth Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Germany	—	$15,429,432	—	$15,429,432
Hong Kong	—	5,013,377	—	5,013,377
Ireland	—	1,190,781	—	1,190,781
Israel	$104,829	1,632,482	—	1,737,311
Italy	—	11,454,359	—	11,454,359
Japan	—	62,456,023	—	62,456,023
Netherlands	—	3,640,439	—	3,640,439
New Zealand	—	712,074	—	712,074
Norway	23,391	2,549,267	—	2,572,658
Portugal	—	836,589	—	836,589
Singapore	23,195	1,713,467	$45,481	1,782,143
Spain	—	6,149,302	—	6,149,302
Sweden	—	7,281,430	—	7,281,430
Switzerland	—	21,565,014	—	21,565,014
United Kingdom	—	39,737,765	—	39,737,765
United States	1,095,498	—	—	1,095,498
Preferred Stocks
Germany	—	704,169	—	704,169
Securities Lending Collateral	—	6,507,586	—	6,507,586
Total Investments in Securities	$32,455,717	$240,545,611	$80,762˂˃	$273,082,090

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

DFA Social Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (10.8%)
Federal Home Loan Banks
	2.750%, 12/13/24		1,700	$1,685,341
	3.125%, 09/12/25		1,000	982,921
	5.750%, 06/12/26		200	204,704
	3.000%, 09/11/26		1,200	1,168,238
	3.000%, 03/10/28		2,500	2,412,305
	3.250%, 06/09/28		3,190	3,101,808
	3.250%, 11/16/28		7,100	6,889,306
	2.125%, 09/14/29		945	863,250
	2.125%, 12/14/29		1,000	904,537
	5.500%, 07/15/36		3,295	3,676,116
Federal Home Loan Mortgage Corp.
	6.750%, 09/15/29		2,500	2,819,043
	6.750%, 03/15/31		3,815	4,399,201
#	6.250%, 07/15/32		4,239	4,851,477
Federal National Mortgage Association
	2.125%, 04/24/26		3,000	2,890,148
	1.875%, 09/24/26		2,400	2,282,749
	0.750%, 10/08/27		1,750	1,576,902
#	6.250%, 05/15/29		4,330	4,761,630
	7.125%, 01/15/30		3,583	4,121,583
	7.250%, 05/15/30		3,316	3,858,081
	0.875%, 08/05/30		10,650	8,851,180
	6.625%, 11/15/30		4,400	5,010,683
TOTAL AGENCY OBLIGATIONS				67,311,203
BONDS — (48.4%)
7-Eleven, Inc.
Ω	1.800%, 02/10/31		173	142,051
Ω	2.500%, 02/10/41		1,050	704,567
ABN AMRO Bank NV, Floating Rate Note, 3M Euribor + 0.600%, FRN
(r)	4.285%, 01/15/27	EUR	2,000	2,178,396
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	3.850%, 10/29/41		308	248,328
Aetna, Inc.
	3.500%, 11/15/24		50	49,687
	4.500%, 05/15/42		200	171,320
Affiliated Managers Group, Inc.
	3.500%, 08/01/25		150	147,336
	3.300%, 06/15/30		800	730,627
African Development Bank
	4.000%, 01/10/25	AUD	1,000	652,172
	3.350%, 08/08/28	AUD	3,100	1,954,331
			Face Amount^	Value†
			(000)

	Ahold Finance USA LLC
	6.875%, 05/01/29		40	$43,542
	Allstate Corp.
	4.500%, 06/15/43		2,000	1,763,147
	Amazon.com, Inc.
	1.500%, 06/03/30		4,000	3,409,666
	4.700%, 12/01/32		3,000	3,037,869
	2.875%, 05/12/41		3,200	2,438,170
	Amcor Flexibles North America, Inc.
	2.630%, 06/19/30		125	109,693
	American Express Co.
	3.300%, 05/03/27		204	196,693
	4.050%, 12/03/42		1,000	867,225
	American Honda Finance Corp., Floating Rate Note, SOFR + 0.710%, FRN
(r)	6.078%, 07/09/27		1,000	1,001,058
	American Tower Corp.
	2.300%, 09/15/31		500	418,830
	4.050%, 03/15/32		625	587,183
	Ameriprise Financial, Inc.
	3.700%, 10/15/24		400	398,421
	4.500%, 05/13/32		200	195,571
	Analog Devices, Inc.
	3.450%, 06/15/27		150	146,020
	ANZ New Zealand International Ltd.
Ω	3.450%, 07/17/27		500	481,827
	Aon Corp.
	3.750%, 05/02/29		1,000	957,609
	APA Infrastructure Ltd.
Ω	5.000%, 03/23/35		1,000	955,355
	Apple, Inc.
	3.850%, 05/04/43		1,900	1,645,889
	Arrow Electronics, Inc.
	3.875%, 01/12/28		400	383,680
	Ashtead Capital, Inc.
Ω	2.450%, 08/12/31		1,000	830,700
	5.950%, 10/15/33		3,000	3,071,350
	Asian Development Bank
	1.100%, 08/15/24	AUD	500	326,576
	AT&T, Inc.
	2.750%, 06/01/31		306	267,779
	3.500%, 06/01/41		705	554,717
	Australia & New Zealand Banking Group Ltd.
	1.550%, 08/29/24	AUD	1,000	652,472
	4.050%, 05/12/25	AUD	4,500	2,928,675
	4.500%, 03/31/28	AUD	2,500	1,630,254
	4.950%, 02/05/29	AUD	5,000	3,310,703

DFA Social Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	Australia & New Zealand Banking Group Ltd., Floating Rate Note, SOFR + 0.810%, FRN
(r)Ω	6.178%, 01/18/27		500	$502,568
	Autodesk, Inc.
	3.500%, 06/15/27		315	305,007
	Avnet, Inc.
	3.000%, 05/15/31		1,500	1,285,524
	5.500%, 06/01/32		120	118,648
	AXIS Specialty Finance PLC
	4.000%, 12/06/27		728	705,614
	Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.
	3.337%, 12/15/27		30	28,817
	Banco Santander SA
	0.500%, 02/04/27	EUR	600	609,553
	3.800%, 02/23/28		200	191,732
	Bank of America Corp.
	5.875%, 02/07/42		2,075	2,222,958
	Bank of Montreal
	1.850%, 05/01/25		2,000	1,950,630
	2.750%, 06/15/27	EUR	300	320,186
	Bank of Nova Scotia
	2.490%, 09/23/24	CAD	3,100	2,238,471
	1.950%, 01/10/25	CAD	1,600	1,146,069
	2.150%, 08/01/31		2,200	1,855,333
	2.450%, 02/02/32		275	233,779
	Banque Federative du Credit Mutuel SA
	1.250%, 05/26/27	EUR	300	308,032
	Barclays PLC
	4.375%, 01/12/26		500	495,356
	Belfius Bank SA
Δ	0.000%, 08/28/26	EUR	100	101,396
	Best Buy Co., Inc.
	4.450%, 10/01/28		200	197,774
	1.950%, 10/01/30		800	681,893
	BlackRock, Inc.
#	3.250%, 04/30/29		1,400	1,328,470
	2.400%, 04/30/30		133	118,339
	1.900%, 01/28/31		160	135,296
	2.100%, 02/25/32		1,000	835,475
	BMW U.S. Capital LLC
	1.000%, 04/20/27	EUR	300	306,661
	BNG Bank NV
	3.300%, 07/17/28	AUD	1,500	944,664
	Boardwalk Pipelines LP
	3.600%, 09/01/32		1,050	925,095
	Booking Holdings, Inc.
	2.375%, 09/23/24	EUR	1,100	1,187,980
	4.625%, 04/13/30		800	803,090
	BPCE SA
	0.500%, 02/24/27	EUR	700	705,046
	Brighthouse Financial, Inc.
#	5.625%, 05/15/30		1,500	1,537,495
			Face Amount^	Value†
			(000)

British Telecommunications PLC
	5.125%, 12/04/28		500	$506,560
Ω	3.250%, 11/08/29		1,000	933,196
Broadcom, Inc.
Ω	3.419%, 04/15/33		767	677,156
Ω	3.469%, 04/15/34		345	301,297
Ω	3.137%, 11/15/35		483	398,583
Ω	3.187%, 11/15/36		41	33,441
Ω	4.926%, 05/15/37		436	420,741
Ω	3.500%, 02/15/41		1,400	1,102,413
Brown & Brown, Inc.
	4.200%, 09/15/24		240	239,313
Bunge Ltd. Finance Corp.
	3.750%, 09/25/27		965	934,608
Campbell Soup Co.
	4.150%, 03/15/28		71	69,772
Canadian Imperial Bank of Commerce
	2.350%, 08/28/24	CAD	1,850	1,337,684
Canadian Pacific Railway Co.
	2.900%, 02/01/25		50	49,377
Capital One Financial Corp.
	3.800%, 01/31/28		300	289,343
Carrier Global Corp.
	3.377%, 04/05/40		1,000	797,142
Charles Schwab Corp.
	3.625%, 04/01/25		30	29,655
Choice Hotels International, Inc.
	3.700%, 12/01/29		520	477,423
Chubb Corp.
	6.000%, 05/11/37		1,000	1,089,626
Cincinnati Financial Corp.
	6.920%, 05/15/28		400	430,003
Cisco Systems, Inc.
	5.900%, 02/15/39		200	218,136
Citigroup, Inc.
	8.125%, 07/15/39		1,167	1,496,943
	5.875%, 01/30/42		400	422,511
Clorox Co.
	3.900%, 05/15/28		350	341,237
CNO Financial Group, Inc.
	5.250%, 05/30/29		700	689,009
Coca-Cola Co.
	2.900%, 05/25/27		200	192,170
Comcast Corp.
	7.050%, 03/15/33		400	457,985
	4.600%, 10/15/38		425	399,037
	6.550%, 07/01/39		1,000	1,126,978
	3.750%, 04/01/40		3,173	2,636,144
Commonwealth Bank of Australia
	4.400%, 08/18/27	AUD	1,000	651,053
Ω	3.150%, 09/19/27		100	95,997
	4.900%, 08/17/28	AUD	4,000	2,645,155

DFA Social Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

Conagra Brands, Inc.
#	4.850%, 11/01/28		1,000	$999,383
	5.300%, 11/01/38		300	292,192
Consolidated Edison Co. of New York, Inc.
	3.300%, 12/01/24		300	297,692
	5.300%, 03/01/35		350	356,577
	4.200%, 03/15/42		600	512,091
Constellation Energy Generation LLC
	3.250%, 06/01/25		200	196,450
	5.750%, 10/01/41		500	502,910
Cooperatieve Rabobank UA, SOFR + 0.710%, FRN
(r)	6.077%, 03/05/27		500	501,634
Cox Communications, Inc.
Ω	4.800%, 02/01/35		300	280,182
Ω	8.375%, 03/01/39		1,500	1,810,073
Ω	4.700%, 12/15/42		300	254,889
Crown Castle, Inc.
	2.900%, 04/01/41		1,050	749,680
CVS Health Corp.
	6.125%, 09/15/39		1,500	1,555,870
	4.125%, 04/01/40		200	165,631
	2.700%, 08/21/40		600	410,807
	6.000%, 06/01/44		500	502,578
Daimler Truck Finance Canada, Inc.
	2.140%, 12/13/24	CAD	1,500	1,076,341
Deere & Co.
	3.900%, 06/09/42		1,000	859,997
Deutsche Bank AG
	2.625%, 02/12/26	EUR	200	213,660
Development Bank of Japan, Inc.
	0.010%, 10/15/24	EUR	900	966,758
Dick's Sporting Goods, Inc.
	3.150%, 01/15/32		300	260,270
Discovery Communications LLC
	6.350%, 06/01/40		1,800	1,695,033
Dollar General Corp.
	4.150%, 11/01/25		500	493,582
Dollar Tree, Inc.
	4.200%, 05/15/28		400	390,954
Dow Chemical Co.
	6.300%, 03/15/33		1,200	1,294,308
	5.250%, 11/15/41		1,250	1,188,826
E.ON International Finance BV
Ω	6.650%, 04/30/38		1,000	1,100,243
Eastman Chemical Co.
	4.800%, 09/01/42		2,500	2,240,513
Eaton Vance Corp.
	3.500%, 04/06/27		1,500	1,453,569
Elevance Health, Inc.
	3.500%, 08/15/24		150	149,871
			Face Amount^	Value†
			(000)

	4.101%, 03/01/28		218	$213,815
	6.375%, 06/15/37		200	219,296
	4.625%, 05/15/42		1,000	904,821
Enbridge Energy Partners LP
	5.500%, 09/15/40		1,071	1,050,412
Enbridge, Inc.
	3.700%, 07/15/27		500	485,557
Enel Finance International NV
Ω	3.500%, 04/06/28		200	190,625
Ω	6.000%, 10/07/39		1,750	1,810,369
Enterprise Products Operating LLC
	6.125%, 10/15/39		200	216,850
	5.950%, 02/01/41		1,800	1,894,608
Equinix, Inc.
	2.500%, 05/15/31		500	429,368
Equinor ASA
	1.250%, 02/17/27	EUR	1,600	1,653,115
ERAC USA Finance LLC
Ω	3.850%, 11/15/24		200	199,060
European Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.300%, FRN
(r)	5.665%, 02/16/29		184	183,745
European Investment Bank
	4.750%, 08/07/24	AUD	2,000	1,307,944
Expedia Group, Inc.
#	3.250%, 02/15/30		1,200	1,105,035
Extra Space Storage LP
	2.350%, 03/15/32		900	735,829
FedEx Corp.
	4.900%, 01/15/34		672	671,233
	3.250%, 05/15/41		250	188,035
Fidelity National Financial, Inc.
	3.400%, 06/15/30		700	634,307
	2.450%, 03/15/31		500	419,213
Fidelity National Information Services, Inc.
	3.100%, 03/01/41		61	44,912
First American Financial Corp.
	2.400%, 08/15/31		300	244,459
Flex Ltd.
	4.875%, 06/15/29		700	691,628
Flowserve Corp.
	2.800%, 01/15/32		900	763,044
FMR LLC
Ω	4.950%, 02/01/33		250	249,357
Fortune Brands Innovations, Inc.
	3.250%, 09/15/29		2,000	1,851,880

DFA Social Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	Franklin Resources, Inc.
	1.600%, 10/30/30		3,300	$2,738,869
	GATX Corp.
	3.500%, 06/01/32		850	754,603
	General Motors Co.
	6.250%, 10/02/43		1,000	1,017,766
	General Motors Financial Co., Inc.
	1.694%, 03/26/25	EUR	400	427,211
	Georgia-Pacific LLC
	7.750%, 11/15/29		40	45,621
	Global Payments, Inc.
	4.450%, 06/01/28		1,107	1,085,802
	Goldman Sachs Group, Inc.
	7.250%, 04/10/28	GBP	150	208,716
	Halliburton Co.
	6.700%, 09/15/38		795	897,333
	7.450%, 09/15/39		800	970,908
	Harley-Davidson, Inc.
#	3.500%, 07/28/25		585	573,874
	Hasbro, Inc.
	6.350%, 03/15/40		1,900	1,975,123
	Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	2.200%, 06/01/30		500	432,560
	Home Depot, Inc.
	3.300%, 04/15/40		3,200	2,570,458
	Hongkong & Shanghai Banking Corp. Ltd.
	5.100%, 03/03/28	AUD	1,500	993,923
	HP, Inc.
#	6.000%, 09/15/41		1,150	1,200,236
	HSBC Holdings PLC
#	6.100%, 01/14/42		1,500	1,641,447
	Illinois Tool Works, Inc.
	4.875%, 09/15/41		1,000	975,075
	ING Groep NV
	4.050%, 04/09/29		700	676,736
	Intel Corp.
	4.600%, 03/25/40		300	276,907
	2.800%, 08/12/41		2,300	1,634,731
	5.625%, 02/10/43		2,400	2,446,658
	Inter-American Development Bank, Floating Rate Note, SOFR + 0.170%, FRN
(r)	5.537%, 09/16/26		750	749,258
	Inter-American Development Bank, Floating Rate Note, SOFR + 0.300%, FRN
(r)	5.663%, 02/15/29		1,100	1,097,339
			Face Amount^	Value†
			(000)

	Inter-American Development Bank, Floating Rate Note, SOFR + 0.350%, FRN
(r)	5.720%, 10/05/28		1,200	$1,200,543
	Intercontinental Exchange, Inc.
	2.650%, 09/15/40		4,750	3,394,730
	International Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.270%, FRN
(r)	5.624%, 06/15/27		3,200	3,197,466
	International Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.430%, FRN
(r)	5.794%, 08/19/27		1,123	1,129,345
	International Business Machines Corp.
	1.950%, 05/15/30		2,600	2,248,418
	4.000%, 06/20/42		400	336,203
	International Flavors & Fragrances, Inc.
Ω	3.268%, 11/15/40		2,152	1,571,921
	Invitation Homes Operating Partnership LP
	2.000%, 08/15/31		1,000	812,262
	2.700%, 01/15/34		1,000	810,020
	J M Smucker Co.
	4.250%, 03/15/35		1,300	1,200,228
	Jabil, Inc.
	3.600%, 01/15/30		750	693,335
	Jackson Financial, Inc.
	3.125%, 11/23/31		235	201,901
	Janus Henderson U.S. Holdings, Inc.
	4.875%, 08/01/25		350	348,010
	Japan Government Five Year Bonds
	0.400%, 09/20/28	JPY	292,000	1,934,465
	Japan Government Ten Year Bonds
	0.100%, 09/20/28	JPY	400,000	2,618,791
	Jefferies Financial Group, Inc.
	2.625%, 10/15/31		350	291,967
	2.750%, 10/15/32		2,120	1,745,909
	6.200%, 04/14/34		2,000	2,075,604
	JPMorgan Chase & Co.
	5.500%, 10/15/40		1,600	1,656,787
	Kemper Corp.
	3.800%, 02/23/32		330	288,927
	Kimco Realty OP LLC
	2.700%, 10/01/30		2,200	1,950,985

DFA Social Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

Kinder Morgan Energy Partners LP
	6.500%, 09/01/39		100	$107,212
	5.000%, 08/15/42		1,200	1,077,510
	5.500%, 03/01/44		500	476,767
Kraft Heinz Foods Co.
	6.875%, 01/26/39		500	570,041
	4.625%, 10/01/39		1,700	1,552,612
Kroger Co.
	7.500%, 04/01/31		424	487,612
Landwirtschaftliche Rentenbank
	0.400%, 09/23/24	AUD	1,000	650,249
LeasePlan Corp. NV
Ω	2.875%, 10/24/24		900	893,768
Legg Mason, Inc.
	4.750%, 03/15/26		28	27,991
Liberty Mutual Group, Inc.
Ω	4.569%, 02/01/29		1,000	991,759
Lincoln National Corp.
	3.350%, 03/09/25		75	74,054
	3.400%, 01/15/31		373	337,637
	3.400%, 03/01/32		268	237,497
	7.000%, 06/15/40		1,144	1,281,937
Lloyds Banking Group PLC
	4.450%, 05/08/25		700	695,444
	4.375%, 03/22/28		600	589,626
London Stock Exchange Group PLC
	0.875%, 09/19/24	EUR	480	517,441
LSEGA Financing PLC
Ω	2.500%, 04/06/31		750	645,618
Ω	3.200%, 04/06/41		2,113	1,622,875
LYB International Finance BV
	5.250%, 07/15/43		1,200	1,116,503
	4.875%, 03/15/44		200	178,686
LYB International Finance III LLC
	3.375%, 10/01/40		340	257,009
Macquarie Bank Ltd.
	1.700%, 02/12/25	AUD	1,280	823,581
Macquarie Group Ltd.
	0.625%, 02/03/27	EUR	500	505,999
Marathon Petroleum Corp.
	6.500%, 03/01/41		2,712	2,897,640
Marsh & McLennan Cos., Inc.
	3.500%, 03/10/25		250	247,385
	2.375%, 12/15/31		574	488,639
	4.750%, 03/15/39		500	478,327
MetLife, Inc.
	3.000%, 03/01/25		250	246,701
	5.700%, 06/15/35		1,650	1,743,964
Micron Technology, Inc.
#	4.663%, 02/15/30		600	592,755
	3.366%, 11/01/41		2,950	2,204,399
			Face Amount^	Value†
			(000)

	Mitsubishi UFJ Financial Group, Inc.
	2.048%, 07/17/30		3,500	$2,999,796
	Mizuho Financial Group, Inc.
	0.118%, 09/06/24	EUR	1,000	1,078,401
	Mohawk Industries, Inc.
	3.625%, 05/15/30		171	160,690
	Morgan Stanley
	6.375%, 07/24/42		2,500	2,832,594
	Mosaic Co.
	5.625%, 11/15/43		485	477,484
	Motorola Solutions, Inc.
	4.600%, 05/23/29		900	892,370
	MPLX LP
	4.500%, 04/15/38		300	270,648
	National Australia Bank Ltd.
Ω	3.500%, 01/10/27		250	243,917
	National Rural Utilities Cooperative Finance Corp.
	8.000%, 03/01/32		121	142,822
	Nationwide Building Society
	0.250%, 07/22/25	EUR	200	209,984
	Nederlandse Waterschapsbank NV
	2.000%, 12/16/24	GBP	3,000	3,811,424
	3.400%, 07/22/25	AUD	700	452,913
	NetApp, Inc.
	3.300%, 09/29/24		200	199,103
	2.700%, 06/22/30		300	267,590
	NIKE, Inc.
#	2.850%, 03/27/30		7,550	6,939,912
	Nomura Holdings, Inc.
	2.679%, 07/16/30		400	348,394
	Nordea Bank Abp
	1.125%, 02/16/27	EUR	100	102,832
	Northern Trust Corp.
	1.950%, 05/01/30		100	86,684
	NTT Finance Corp.
	0.010%, 03/03/25	EUR	100	105,982
	Nucor Corp.
	3.950%, 05/01/28		171	167,287
	6.400%, 12/01/37		1,750	1,949,812
	Nuveen Finance LLC
Ω	4.125%, 11/01/24		50	49,801
	Omnicom Group, Inc./Omnicom Capital, Inc.
	3.650%, 11/01/24		300	298,448
	OP Corporate Bank PLC
	0.250%, 03/24/26	EUR	200	205,709
	1.375%, 09/04/26	GBP	350	417,949

DFA Social Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

OP Corporate Bank PLC, Floating Rate Note, 3M Euribor + 0.400%, FRN
(r) 4.122%, 03/28/27	EUR	379	$410,643
Oracle Corp.
2.950%, 05/15/25		50	49,103
3.250%, 11/15/27		851	813,777
3.650%, 03/25/41		1,000	785,795
Plains All American Pipeline LP/PAA Finance Corp.
4.300%, 01/31/43		1,500	1,219,964
4.700%, 06/15/44		500	426,108
PNC Bank NA
3.250%, 06/01/25		250	245,911
Primerica, Inc.
2.800%, 11/19/31		1,700	1,456,860
Principal Financial Group, Inc.
6.050%, 10/15/36		1,000	1,075,887
Prologis Euro Finance LLC
0.250%, 09/10/27	EUR	200	197,489
Prologis LP
3.000%, 06/02/26	EUR	400	431,170
5.125%, 01/15/34		800	809,969
Province of Quebec
4.200%, 03/10/25	AUD	2,000	1,304,290
7.500%, 09/15/29		500	574,437
Prudential Funding Asia PLC
3.625%, 03/24/32		2,200	1,993,443
PulteGroup, Inc.
6.000%, 02/15/35		1,500	1,582,631
Quanta Services, Inc.
# 2.900%, 10/01/30		1,147	1,029,252
Quest Diagnostics, Inc.
3.500%, 03/30/25		200	197,722
Realty Income Corp.
2.850%, 12/15/32		366	309,889
Reinsurance Group of America, Inc.
3.900%, 05/15/29		500	478,375
3.150%, 06/15/30		1,300	1,184,783
RELX Capital, Inc.
4.750%, 05/20/32		133	132,165
Rockwell Automation, Inc.
2.875%, 03/01/25		300	295,641
Rogers Communications, Inc.
7.500%, 08/15/38		300	356,894
Ross Stores, Inc.
1.875%, 04/15/31		1,000	835,062
Royal Bank of Canada
2.609%, 11/01/24	CAD	1,800	1,297,241
5.000%, 01/24/28	GBP	400	519,414
Royalty Pharma PLC
2.200%, 09/02/30		1,800	1,537,825
3.300%, 09/02/40		1,425	1,060,869
			Face Amount^	Value†
			(000)

	Ryder System, Inc.
	3.350%, 09/01/25		1,000	$980,173
	Santander Holdings USA, Inc.
	4.500%, 07/17/25		250	247,539
	4.400%, 07/13/27		200	196,000
	Schlumberger Investment SA
	2.650%, 06/26/30		439	395,959
	Sherwin-Williams Co.
	3.450%, 08/01/25		100	98,238
	2.950%, 08/15/29		600	552,795
	Simon Property Group LP
	2.200%, 02/01/31		1,000	849,822
	2.250%, 01/15/32		2,366	1,979,361
	Societe Generale SA
Ω	3.000%, 01/22/30		1,900	1,692,795
	Southwest Gas Corp.
	3.700%, 04/01/28		100	96,425
	2.200%, 06/15/30		500	432,391
	Steel Dynamics, Inc.
	3.250%, 01/15/31		125	112,935
	Sumitomo Mitsui Financial Group, Inc.
	0.934%, 10/11/24	EUR	514	553,206
	3.784%, 03/09/26		600	589,097
	1.546%, 06/15/26	EUR	100	104,943
	3.040%, 07/16/29		800	737,397
	2.130%, 07/08/30		1,800	1,543,441
	2.222%, 09/17/31		250	208,166
	Svenska Handelsbanken AB
	5.000%, 03/02/28	AUD	1,500	986,697
	Target Corp.
	4.000%, 07/01/42		600	521,741
	Telefonica Emisiones SA
	7.045%, 06/20/36		700	783,889
	Telefonica Europe BV
	8.250%, 09/15/30		975	1,127,911
	T-Mobile USA, Inc.
	4.375%, 04/15/40		1,000	886,690
	Toronto-Dominion Bank
	2.551%, 08/03/27	EUR	2,000	2,123,764
	4.456%, 06/08/32		750	725,841
	TransCanada PipeLines Ltd.
	7.250%, 08/15/38		100	116,310
	Traton Finance Luxembourg SA
	4.125%, 01/18/25	EUR	100	108,275
	0.125%, 03/24/25	EUR	200	211,464
	Travelers Cos., Inc.
	5.350%, 11/01/40		800	810,735
	Trimble, Inc.
	4.750%, 12/01/24		468	466,543
	TWDC Enterprises 18 Corp.
	4.375%, 08/16/41		2,000	1,789,453

DFA Social Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

U.S. Bank NA
2.800%, 01/27/25		750	$740,510
UBS AG
1.200%, 07/30/25	AUD	2,000	1,261,966
5.808%, 11/24/28	AUD	1,500	1,019,634
UDR, Inc.
2.100%, 06/15/33		1,000	780,486
Union Pacific Corp.
2.891%, 04/06/36		250	207,599
3.200%, 05/20/41		2,500	1,946,350
United Parcel Service, Inc.
4.875%, 11/15/40		2,000	1,904,972
Valero Energy Corp.
6.625%, 06/15/37		450	492,864
VeriSign, Inc.
2.700%, 06/15/31		1,000	856,653
Verizon Communications, Inc.
4.050%, 02/17/25	AUD	3,800	2,473,423
4.329%, 09/21/28		623	617,237
4.016%, 12/03/29		151	145,937
2.355%, 03/15/32		238	199,106
4.812%, 03/15/39		1,000	953,756
3.400%, 03/22/41		1,400	1,097,552
Visa, Inc.
2.050%, 04/15/30		1,000	880,577
Vodafone Group PLC
7.875%, 02/15/30		200	230,365
6.250%, 11/30/32		533	579,319
Volkswagen Leasing GmbH
1.375%, 01/20/25	EUR	120	128,461
Walmart, Inc.
5.625%, 04/01/40		4,000	4,292,907
Walt Disney Co.
3.700%, 09/15/24		200	199,489
4.625%, 03/23/40		500	473,806
3.500%, 05/13/40		140	114,284
Wells Fargo & Co.
3.000%, 02/19/25		450	444,461
1.375%, 10/26/26	EUR	500	517,966
Welltower OP LLC
4.125%, 03/15/29		450	437,838
2.750%, 01/15/31		2,000	1,760,504
Westlake Corp.
3.375%, 06/15/30		100	92,424
Westpac Banking Corp., Floating Rate Note, SOFR + 0.420%, FRN
(r) 5.789%, 04/16/26		300	299,772
WestRock MWV LLC
8.200%, 01/15/30		222	256,741
Whirlpool Corp.
3.700%, 05/01/25		200	197,382
# 4.750%, 02/26/29		600	599,606
		Face Amount^	Value†
		(000)

WP Carey, Inc.
	2.450%, 02/01/32	1,000	$828,546
TOTAL BONDS			302,643,062
U.S. TREASURY OBLIGATIONS — (34.6%)
U.S. Treasury Bonds
#	5.250%, 02/15/29	3,500	3,700,020
	6.250%, 05/15/30	3,800	4,248,578
	1.125%, 05/15/40	2,600	1,661,258
	1.125%, 08/15/40	8,800	5,572,531
	1.375%, 11/15/40	9,000	5,898,164
	1.875%, 02/15/41	8,300	5,883,922
	1.750%, 08/15/41	8,300	5,687,121
	2.000%, 11/15/41	7,900	5,617,332
	2.375%, 02/15/42	7,800	5,875,898
	2.750%, 08/15/42	7,600	6,038,734
	2.750%, 11/15/42	6,500	5,141,602
	3.125%, 02/15/43	3,700	3,090,801
	2.875%, 05/15/43	6,400	5,127,500
	3.625%, 02/15/44	1,800	1,607,695
	3.375%, 05/15/44	6,000	5,151,563
U.S. Treasury Notes
	0.375%, 08/15/24	2,000	1,996,135
#	1.250%, 08/31/24	5,000	4,981,885
#	1.875%, 08/31/24	5,500	5,484,674
#	3.250%, 08/31/24	5,000	4,989,844
	1.500%, 09/30/24	5,000	4,967,617
#	0.625%, 10/15/24	3,000	2,971,523
#	1.500%, 10/31/24	4,000	3,962,375
	2.250%, 11/15/24	5,000	4,956,680
	1.500%, 11/30/24	500	493,840
#	2.125%, 11/30/24	5,500	5,444,141
	0.375%, 07/31/27	2,000	1,793,516
	2.250%, 08/15/27	1,700	1,612,211
	0.500%, 10/31/27	3,500	3,126,211
	2.250%, 11/15/27	1,000	945,156
	2.750%, 02/15/28	1,700	1,628,680
	1.125%, 02/29/28	4,500	4,070,215
	1.250%, 03/31/28	2,150	1,949,361
	1.250%, 04/30/28	5,800	5,248,773
	2.875%, 05/15/28	4,250	4,081,826
	2.875%, 08/15/28	4,250	4,075,020
	3.125%, 11/15/28	5,000	4,833,398
	2.625%, 02/15/29	4,000	3,779,531
	2.375%, 03/31/29	3,000	2,798,906
	3.250%, 06/30/29	1,500	1,453,477
	3.500%, 01/31/30	600	586,500
	4.000%, 07/31/30	5,500	5,510,742
	4.125%, 08/31/30	2,500	2,521,484
	4.625%, 09/30/30	600	621,422
	4.375%, 11/30/30	1,000	1,022,773
	2.875%, 05/15/32	3,500	3,236,953
	4.125%, 11/15/32	2,000	2,015,313
U.S. Treasury Notes, 3M USTMMR + 0.170%, FRN
(r)	5.383%, 10/31/25	8,500	8,504,541

DFA Social Fixed Income Portfolio
CONTINUED
	Face Amount^	Value†
	(000)

U.S. Treasury Notes, 3M USTMMR + 0.245%, FRN
(r) 5.458%, 01/31/26	8,500	$8,513,345
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.125%, FRN
(r) 5.384%, 07/31/25	8,500	8,498,928
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.150%, FRN
(r) 5.363%, 04/30/26	8,600	8,603,154
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.169%, FRN
(r) 5.382%, 04/30/25	8,000	8,003,591
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.200%, FRN
(r) 5.459%, 01/31/25	6,500	6,501,937
TOTAL U.S. TREASURY OBLIGATIONS		216,088,397

		Face Amount^	Value†
		(000)
COMMERCIAL PAPER — (0.3%)
DBS Bank Ltd.
Ω	5.510%, 09/24/24	1,250	$1,239,885
United Overseas Bank Ltd.
Ω	5.519%, 10/30/24	1,000	986,609
TOTAL COMMERCIAL PAPER (Cost $2,226,600)			2,226,494
TOTAL INVESTMENT SECURITIES (Cost $610,718,980)			588,269,156

		Shares
SECURITIES LENDING COLLATERAL — (5.9%)
@§	The DFA Short Term Investment Fund	3,175,933	36,736,019
TOTAL INVESTMENTS — (100.0%)
(Cost $647,456,335)^^			$625,005,175
As of July 31, 2024, DFA Social Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
AUD	396,389	USD	259,054	Citibank, N.A.	08/06/24	$191
USD	28,039,159	AUD	41,978,522	Societe Generale	08/06/24	584,500
USD	2,600,724	EUR	2,391,537	Citibank, N.A.	08/08/24	11,774
EUR	1,166,030	USD	1,252,515	Citibank, N.A.	08/08/24	9,768
GBP	193,186	USD	244,424	Citibank, N.A.	08/08/24	3,940
EUR	1,894,291	USD	2,036,160	UBS AG	08/08/24	14,498
USD	2,220,476	CAD	3,023,017	Citibank, N.A.	09/11/24	28,354
USD	5,169,964	CAD	7,055,531	Citibank, N.A.	09/18/24	52,588
CAD	192,796	USD	139,401	Citibank, N.A.	09/18/24	434
Total Appreciation						$706,047
EUR	983,933	USD	1,067,688	Bank of America Corp.	08/08/24	$(2,535)
EUR	3,468,736	USD	3,776,965	Citibank, N.A.	08/08/24	(21,898)
USD	5,099,190	GBP	4,085,855	Morgan Stanley and Co. International	08/08/24	(153,679)
USD	22,788,479	EUR	21,162,060	Royal Bank of Canada	08/08/24	(120,435)
EUR	769,134	USD	839,232	UBS AG	08/08/24	(6,609)

DFA Social Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	4,272,853	JPY	684,677,920	Citibank, N.A.	08/09/24	$(302,340)
Total (Depreciation)						$(607,496)
Total Appreciation (Depreciation)						$98,551
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$67,311,203	—	$67,311,203
Bonds	—	302,643,062	—	302,643,062
U.S. Treasury Obligations	—	216,088,397	—	216,088,397
Commercial Paper	—	2,226,494	—	2,226,494
Securities Lending Collateral	—	36,736,019	—	36,736,019
Total Investments in Securities	—	$625,005,175	—	$625,005,175
Financial Instruments
Assets
Forward Currency Contracts**	—	706,047	—	706,047
Liabilities
Forward Currency Contracts**	—	(607,496)	—	(607,496)
Total Financial Instruments	—	$98,551	—	$98,551
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Diversified Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)

	Face Amount±	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (19.0%)
U.S. Treasury Inflation-Indexed Notes
0.125%, 10/15/24	57,415	$69,661,715
0.250%, 01/15/25	59,283	76,958,419
0.125%, 04/15/25	65,000	76,868,340
0.625%, 01/15/26	19,520	25,022,792
0.125%, 04/15/27	74,000	78,032,131
TOTAL U.S. TREASURY OBLIGATIONS		326,543,397

	Shares
AFFILIATED INVESTMENT COMPANIES — (80.7%)
DFA Intermediate Government Fixed Income Portfolio DFA Investment Dimensions Group Inc.	78,277,423	867,313,849
DFA Two-Year Global Fixed Income Portfolio DFA Investment Dimensions Group, Inc.	52,112,133	519,036,845
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES Cost ($1,486,106,264)		1,386,350,694
TOTAL INVESTMENT SECURITIES (Cost $1,813,627,319)		1,712,894,091

TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund 5.260%	5,575,838	5,575,838
TOTAL INVESTMENTS — (100.0%)
(Cost $1,819,203,157)^^		$1,718,469,929
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
U.S. Treasury Obligations	—	$326,543,397	—	$326,543,397
Affiliated Investment Companies	$1,386,350,694	—	—	1,386,350,694
Temporary Cash Investments	5,575,838	—	—	5,575,838
Total Investments in Securities	$1,391,926,532	$326,543,397	—	$1,718,469,929

U.S. High Relative Profitability Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.7%)
COMMUNICATION SERVICES — (0.6%)
#*	Charter Communications, Inc., Class A	28,595	$10,858,093
*	Live Nation Entertainment, Inc.	17,735	1,705,930
*	Match Group, Inc.	2,080	79,331
	Omnicom Group, Inc.	181,749	17,818,672
#	Warner Music Group Corp., Class A	21,214	636,632
TOTAL COMMUNICATION SERVICES			31,098,658
CONSUMER DISCRETIONARY — (10.2%)
	Best Buy Co., Inc.	214,194	18,532,065
*	Burlington Stores, Inc.	57,498	14,967,879
*	Chipotle Mexican Grill, Inc.	478,800	26,008,416
	Darden Restaurants, Inc.	108,581	15,884,315
	Dick's Sporting Goods, Inc.	43,387	9,386,778
*	Expedia Group, Inc.	131,193	16,749,410
	Genuine Parts Co.	10,373	1,525,972
	Home Depot, Inc.	400,450	147,429,672
	Las Vegas Sands Corp.	142,970	5,671,620
*	Lululemon Athletica, Inc.	91,490	23,664,803
	NIKE, Inc., Class B	289,204	21,649,811
*	NVR, Inc.	463	3,985,263
	Pool Corp.	23,904	8,941,052
	Ross Stores, Inc.	320,703	45,934,291
#*	Royal Caribbean Cruises Ltd.	239,517	37,537,104
	Service Corp. International	2,262	180,756
	TJX Cos., Inc.	600,719	67,893,261
	Tractor Supply Co.	104,164	27,428,465
*	Ulta Beauty, Inc.	43,665	15,932,922
#	Williams-Sonoma, Inc.	122,592	18,962,531
TOTAL CONSUMER DISCRETIONARY			528,266,386
CONSUMER STAPLES — (10.4%)
	Albertsons Cos., Inc., Class A	129,603	2,570,028
	Altria Group, Inc.	383,854	18,812,685
#*	Celsius Holdings, Inc.	144,119	6,749,093
	Clorox Co.	38,496	5,078,777
	Coca-Cola Co.	195,333	13,036,524
	Colgate-Palmolive Co.	267,912	26,574,191
	Costco Wholesale Corp.	149,449	122,847,078
#	Hershey Co.	76,408	15,089,052
	Kellanova	221,744	12,894,414
	Kimberly-Clark Corp.	246,955	33,351,273
	Kroger Co.	743,305	40,510,123
	Lamb Weston Holdings, Inc.	38,055	2,284,061
	PepsiCo, Inc.	729,499	125,962,592
	Procter & Gamble Co.	274,144	44,071,389
	Sysco Corp.	407,505	31,235,258
	Target Corp.	269,232	40,495,185
TOTAL CONSUMER STAPLES			541,561,723
ENERGY — (5.5%)
	APA Corp.	22,407	698,874
	Cheniere Energy, Inc.	197,026	35,984,829

U.S. High Relative Profitability Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	ConocoPhillips	418,902	$46,581,903
	Devon Energy Corp.	566,831	26,658,062
	EOG Resources, Inc.	18,824	2,386,883
	Exxon Mobil Corp.	59,251	7,026,576
	Halliburton Co.	824,346	28,588,319
	Hess Corp.	172,808	26,512,203
	Marathon Petroleum Corp.	145,510	25,758,180
	Occidental Petroleum Corp.	515,971	31,381,356
	Targa Resources Corp.	223,781	30,273,094
	Texas Pacific Land Corp.	4,056	3,426,914
	Valero Energy Corp.	124,158	20,078,832
TOTAL ENERGY			285,356,025
FINANCIALS — (10.8%)
	American Express Co.	223,953	56,669,067
	Ameriprise Financial, Inc.	106,466	45,787,833
*	Corpay, Inc.	55,567	16,215,562
	Discover Financial Services	74,489	10,725,671
	Equitable Holdings, Inc.	246,512	10,750,388
	First Citizens BancShares, Inc., Class A	5,576	11,640,960
	LPL Financial Holdings, Inc.	66,610	14,755,447
	Marsh & McLennan Cos., Inc.	38,877	8,652,854
	Mastercard, Inc., Class A	325,683	151,022,464
	Moody's Corp.	64,943	29,645,181
	Travelers Cos., Inc.	7,860	1,701,218
	Visa, Inc., Class A	776,412	206,269,376
TOTAL FINANCIALS			563,836,021
HEALTH CARE — (15.6%)
	AbbVie, Inc.	814,342	150,913,859
	Amgen, Inc.	263,714	87,676,993
	Bristol-Myers Squibb Co.	1,124,419	53,477,368
	Cencora, Inc.	116,373	27,682,809
*	DaVita, Inc.	63,095	8,620,039
	Eli Lilly & Co.	290,829	233,905,040
	Gilead Sciences, Inc.	602,445	45,821,967
*	IDEXX Laboratories, Inc.	77,023	36,672,191
*	IQVIA Holdings, Inc.	18,303	4,506,748
	Johnson & Johnson	635,329	100,286,683
*	Medpace Holdings, Inc.	14,195	5,429,871
*	Mettler-Toledo International, Inc.	6,826	10,382,551
*	Solventum Corp.	17,766	1,046,062
#*	Waters Corp.	29,796	10,019,799
	Zoetis, Inc.	207,083	37,283,223
TOTAL HEALTH CARE			813,725,203
INDUSTRIALS — (16.9%)
	Advanced Drainage Systems, Inc.	35,603	6,303,155
	Allegion PLC	18,364	2,512,379
	Automatic Data Processing, Inc.	186,986	49,106,263
*	Boeing Co.	4,631	882,669
	Booz Allen Hamilton Holding Corp.	74,462	10,671,149
	Broadridge Financial Solutions, Inc.	88,723	18,986,722
*	Builders FirstSource, Inc.	38,834	6,499,647
	Caterpillar, Inc.	264,168	91,454,962
	Cintas Corp.	37,697	28,798,246
	CSX Corp.	733,453	25,744,200
	Deere & Co.	141,649	52,690,595

U.S. High Relative Profitability Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Delta Air Lines, Inc.	603,550	$25,964,721
	Expeditors International of Washington, Inc.	750	93,615
	Fastenal Co.	166,333	11,768,060
	Ferguson PLC	191,384	42,611,648
	Honeywell International, Inc.	291,444	59,673,159
	Illinois Tool Works, Inc.	135,400	33,481,712
	Lennox International, Inc.	12,227	7,134,455
	Lincoln Electric Holdings, Inc.	4,118	845,878
	Lockheed Martin Corp.	112,034	60,713,465
	Masco Corp.	12,069	939,572
	Paychex, Inc.	277,085	35,472,422
	Rockwell Automation, Inc.	8,617	2,401,127
	Rollins, Inc.	135,798	6,506,082
	Union Pacific Corp.	318,465	78,574,869
*	United Airlines Holdings, Inc.	293,110	13,313,056
	United Parcel Service, Inc., Class B	341,957	44,580,934
	United Rentals, Inc.	56,485	42,764,793
	Verisk Analytics, Inc.	86,035	22,519,661
	Vertiv Holdings Co., Class A	323,093	25,427,419
	Waste Management, Inc.	214,598	43,490,431
	WW Grainger, Inc.	26,679	26,060,314
*	XPO, Inc.	35,557	4,085,144
TOTAL INDUSTRIALS			882,072,524
INFORMATION TECHNOLOGY — (27.1%)
*	Adobe, Inc.	144,480	79,702,392
	Apple, Inc.	1,244,360	276,347,469
	Applied Materials, Inc.	6,668	1,414,950
*	AppLovin Corp., Class A	81,640	6,294,444
*	Autodesk, Inc.	102,502	25,371,295
	CDW Corp.	103,656	22,608,410
*	Gartner, Inc.	58,258	29,198,327
	Gen Digital, Inc.	72,020	1,871,800
*	GoDaddy, Inc., Class A	52,045	7,569,945
	International Business Machines Corp.	476,470	91,548,946
	Jabil, Inc.	55,372	6,238,763
	KLA Corp.	62,338	51,308,538
	Lam Research Corp.	57,368	52,849,696
*	Manhattan Associates, Inc.	22,748	5,809,384
	Microchip Technology, Inc.	301,862	26,799,308
	Microsoft Corp.	585,705	245,029,687
	Motorola Solutions, Inc.	56,357	22,481,934
	NetApp, Inc.	177,346	22,519,395
	NVIDIA Corp.	2,525,580	295,543,372
	NXP Semiconductors NV	120,275	31,651,569
	Oracle Corp.	639,505	89,178,972
	Texas Instruments, Inc.	105,579	21,518,056
TOTAL INFORMATION TECHNOLOGY			1,412,856,652
MATERIALS — (1.0%)
	Avery Dennison Corp.	27,449	5,951,767
	Crown Holdings, Inc.	5,800	514,460
	LyondellBasell Industries NV, Class A	1,029	102,344
	Sherwin-Williams Co.	116,670	40,927,836
#	Southern Copper Corp.	21,544	2,296,806
TOTAL MATERIALS			49,793,213

U.S. High Relative Profitability Portfolio
CONTINUED
	Shares	Value†
UTILITIES — (0.6%)
NRG Energy, Inc.	113,391	$8,523,601
Vistra Corp.	271,012	21,469,571
TOTAL UTILITIES		29,993,172
TOTAL COMMON STOCKS Cost ($3,415,284,873)		5,138,559,577

TEMPORARY CASH INVESTMENTS — (0.9%)
	State Street Institutional U.S. Government Money Market Fund 5.260%	45,690,131	45,690,131
SECURITIES LENDING COLLATERAL — (0.4%)
@§	The DFA Short Term Investment Fund	1,884,158	21,794,057
TOTAL INVESTMENTS — (100.0%)
(Cost $3,482,769,061)^^			$5,206,043,765
As of July 31, 2024, U.S. High Relative Profitability Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	132	09/20/24	$36,416,758	$36,682,800	$266,042
Total Futures Contracts			$36,416,758	$36,682,800	$266,042
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$31,098,658	—	—	$31,098,658
Consumer Discretionary	528,266,386	—	—	528,266,386
Consumer Staples	541,561,723	—	—	541,561,723
Energy	285,356,025	—	—	285,356,025
Financials	563,836,021	—	—	563,836,021
Health Care	813,725,203	—	—	813,725,203
Industrials	882,072,524	—	—	882,072,524
Information Technology	1,412,856,652	—	—	1,412,856,652
Materials	49,793,213	—	—	49,793,213
Utilities	29,993,172	—	—	29,993,172
Temporary Cash Investments	45,690,131	—	—	45,690,131
Securities Lending Collateral	—	$21,794,057	—	21,794,057
Total Investments in Securities	$5,184,249,708	$21,794,057	—	$5,206,043,765
Financial Instruments
Assets
Futures Contracts**	266,042	—	—	266,042
Total Financial Instruments	$266,042	—	—	$266,042
** Valued at the unrealized appreciation/(depreciation) on the investment.

International High Relative Profitability Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)
		Shares	Value»
COMMON STOCKS — (97.0%)
AUSTRALIA — (6.6%)
	ALS Ltd.	175,861	$1,780,457
	Ampol Ltd.	47,283	1,035,732
	Aristocrat Leisure Ltd.	82,968	2,954,831
	Aurizon Holdings Ltd.	116,725	284,607
	BHP Group Ltd. (BHP AU), Class DI	172,250	4,784,234
#	BHP Group Ltd. (BHP LN), Class DI	242,244	6,687,894
#	BHP Group Ltd. (BHP US), Sponsored ADR	365,914	20,319,204
	Brambles Ltd.	613,350	6,252,902
	CAR Group Ltd.	21,178	484,352
	Cochlear Ltd.	1,888	426,604
	Coles Group Ltd.	339,105	4,018,960
	Computershare Ltd.	74,606	1,345,594
	Endeavour Group Ltd.	41,099	147,820
	Fortescue Ltd.	430,147	5,352,245
#	IDP Education Ltd.	13,219	129,819
*	James Hardie Industries PLC (JHX AU), CDI	150,492	5,406,218
	JB Hi-Fi Ltd.	45,491	2,077,058
	Lottery Corp. Ltd.	328,285	1,069,737
	Medibank Pvt Ltd.	791,084	2,059,463
	Mineral Resources Ltd.	57,868	2,069,520
	Netwealth Group Ltd.	25,691	399,309
#	Pilbara Minerals Ltd.	741,415	1,433,054
	Pro Medicus Ltd.	17,321	1,634,222
*	Qantas Airways Ltd.	79,185	335,464
	Ramsay Health Care Ltd.	13,210	402,292
	REA Group Ltd.	17,975	2,416,733
	Rio Tinto Ltd.	89,943	6,911,409
	Technology One Ltd.	60,633	819,059
	Telstra Group Ltd. (TLS AU)	1,018,886	2,633,070
	Wesfarmers Ltd.	210,230	10,146,162
	Whitehaven Coal Ltd.	259,541	1,310,282
	Woodside Energy Group Ltd. (WDS AU)	177,367	3,216,516
	Woodside Energy Group Ltd. (WDS LN)	43,187	779,134
	Woolworths Group Ltd.	200,106	4,515,025
*	Xero Ltd.	12,516	1,140,422
#	Yancoal Australia Ltd.	79,724	369,480
TOTAL AUSTRALIA			107,148,884
AUSTRIA — (0.1%)
	OMV AG	45,084	1,886,319
	Verbund AG	6,062	486,752
TOTAL AUSTRIA			2,373,071
BELGIUM — (0.7%)
	Ageas SA	24,555	1,172,286
	Anheuser-Busch InBev SA (ABI BB)	42,007	2,494,130
	KBC Group NV	45,490	3,518,466
	Solvay SA	27,928	983,192
	Syensqo SA	27,928	2,469,611
TOTAL BELGIUM			10,637,685
CANADA — (10.4%)
	Alimentation Couche-Tard, Inc.	171,094	10,547,069
	ARC Resources Ltd.	303,606	5,253,430

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	BCE, Inc. (BCE US)	16,155	$544,908
#	BRP, Inc. (DOO CN)	3,100	224,599
	Canadian National Railway Co. (CNI US)	45,045	5,213,959
	Canadian National Railway Co. (CNR CN)	66,754	7,727,731
	Canadian Natural Resources Ltd. (CNQ US)	454,533	16,126,831
	CCL Industries, Inc., Class B	51,329	2,792,396
*	Celestica, Inc. (CLS US)	5,649	296,234
	Cenovus Energy, Inc. (CVE US)	230,732	4,644,635
*	CGI, Inc. (GIB US)	24,901	2,837,967
*	CGI, Inc. (GIBA CN)	49,794	5,677,811
	Constellation Software, Inc.	4,241	13,381,397
	Dollarama, Inc.	62,895	5,896,136
	Element Fleet Management Corp.	88,361	1,690,229
	Empire Co. Ltd., Class A	68,713	1,816,553
	FirstService Corp. (FSV CN)	7,098	1,237,607
	FirstService Corp. (FSV US)	2,578	450,016
	George Weston Ltd.	30,609	4,740,388
	GFL Environmental, Inc.	37,129	1,441,348
#	Gildan Activewear, Inc. (GIL US)	60,328	2,453,540
	Imperial Oil Ltd. (IMO US)	39,306	2,812,737
	Keyera Corp.	27,222	767,969
	Kinross Gold Corp. (KGC US)	308,603	2,795,943
	Loblaw Cos. Ltd.	35,613	4,391,492
#	Magna International, Inc. (MG CN)	43,120	1,913,564
#	Magna International, Inc. (MGA US)	53,530	2,375,126
*	MEG Energy Corp.	108,000	2,237,989
	Metro, Inc.	42,613	2,537,675
	National Bank of Canada	55,561	4,647,220
	Open Text Corp. (OTEX CN)	21,163	667,087
	Parkland Corp.	47,523	1,333,115
	Quebecor, Inc., Class B	49,134	1,085,421
	Restaurant Brands International, Inc. (QSR CN)	19,350	1,354,843
#	Restaurant Brands International, Inc. (QSR US)	39,187	2,742,698
	Rogers Communications, Inc. (RCI US), Class B	26,096	1,008,610
	Rogers Communications, Inc. (RCIB CN), Class B	128,207	4,957,789
	Stantec, Inc. (STN CN)	1,995	175,535
	Stantec, Inc. (STN US)	9,735	856,583
	Suncor Energy, Inc. (SU CN)	700	27,956
	Suncor Energy, Inc. (SU US)	300,206	11,984,224
	TC Energy Corp. (TRP US)	65,634	2,783,538
	TFI International, Inc. (TFII CN)	23,500	3,657,976
	TFI International, Inc. (TFII US)	2,000	311,500
	Thomson Reuters Corp. (TRI US)	1,747	282,874
	Toromont Industries Ltd.	28,093	2,612,640
	Tourmaline Oil Corp.	101,517	4,466,851
	Waste Connections, Inc. (WCN US)	19,217	3,416,206
	Whitecap Resources, Inc.	264,085	2,035,175
	WSP Global, Inc.	21,564	3,582,000
TOTAL CANADA			168,817,120
DENMARK — (4.1%)
	Coloplast AS, Class B	4,869	632,972
	Novo Nordisk AS (NOVOB DC), Class B	454,532	60,222,256
	Pandora AS	36,743	5,759,587
TOTAL DENMARK			66,614,815
FINLAND — (0.9%)
	Elisa OYJ	44,611	2,077,151

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Kesko OYJ (KESKOA FH), Class A	40,243	$751,479
	Kone OYJ, Class B	79,836	4,076,792
	Metso OYJ	184,415	1,873,755
	Neste OYJ	92,985	1,876,700
	Nordea Bank Abp (NDA FH)	136,117	1,592,805
	Sampo OYJ, Class A	21,024	921,589
	Wartsila OYJ Abp	40,079	828,226
TOTAL FINLAND			13,998,497
FRANCE — (9.7%)
	Airbus SE	114,073	17,262,278
	Bureau Veritas SA	121,130	3,790,062
	Eiffage SA	39,175	3,898,763
	Hermes International SCA	6,104	13,339,283
	Kering SA	18,016	5,533,394
	L'Oreal SA	2,001	865,327
	LVMH Moet Hennessy Louis Vuitton SE	69,704	49,166,567
	Orange SA (ORA FP)	794,387	8,815,523
	Safran SA	27,104	5,954,549
	STMicroelectronics NV (STM FP)	116,439	3,849,803
	STMicroelectronics NV (STM US)	55,687	1,879,993
	Teleperformance SE	1,603	206,363
	TotalEnergies SE (TTE FP)	636,758	42,959,700
TOTAL FRANCE			157,521,605
GERMANY — (5.9%)
	adidas AG	14,624	3,664,734
	Bayer AG	221,721	6,596,352
	Bayerische Motoren Werke AG	51,319	4,759,792
	Brenntag SE	57,188	4,068,143
	CTS Eventim AG & Co. KGaA	1,699	149,654
	Daimler Truck Holding AG	122,090	4,713,766
	Deutsche Boerse AG	37,999	7,780,996
	Deutsche Post AG	219,519	9,791,762
	Deutsche Telekom AG (DTE GR)	812,343	21,248,848
	GEA Group AG	12,184	537,990
	Hella GmbH & Co. KGaA	134	12,666
	Infineon Technologies AG (IFX GR)	213,492	7,416,315
	Knorr-Bremse AG	24,228	1,948,315
	Mercedes-Benz Group AG	155,191	10,258,812
	Nemetschek SE	19,407	1,853,681
	Puma SE (PUM GR)	9,492	471,023
	Rational AG	1,286	1,125,735
	Rheinmetall AG	17,613	9,593,031
Ω	Siemens Healthineers AG	3,402	182,344
	Volkswagen AG	4,158	490,598
TOTAL GERMANY			96,664,557
HONG KONG — (1.4%)
	AIA Group Ltd.	643,000	4,300,934
#	Cathay Pacific Airways Ltd.	227,000	237,160
	Chow Tai Fook Jewellery Group Ltd.	977,600	887,836
	HKT Trust & HKT Ltd.	2,020,000	2,446,548
	Hong Kong Exchanges & Clearing Ltd.	229,237	6,761,808
	PRADA SpA	215,800	1,555,780
Ω	Samsonite International SA	18,000	51,907
	Techtronic Industries Co. Ltd.	464,000	5,942,305

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
Ω	WH Group Ltd.	1,689,363	$1,098,160
TOTAL HONG KONG			23,282,438
IRELAND — (0.5%)
	Kingspan Group PLC (KSP ID)	38,555	3,607,367
	Smurfit WestRock PLC	81,795	3,667,688
TOTAL IRELAND			7,275,055
ISRAEL — (0.3%)
	Bank Leumi Le-Israel BM	58,029	500,064
	Bezeq The Israeli Telecommunication Corp. Ltd.	544,901	617,654
	Delek Group Ltd.	2,421	250,569
	Electra Ltd.	205	75,133
*	Fattal Holdings 1998 Ltd.	1,583	167,467
	First International Bank Of Israel Ltd.	6,412	258,524
	Hilan Ltd.	1,832	98,478
	Israel Discount Bank Ltd., Class A	151,855	775,222
	Matrix IT Ltd.	6,755	131,807
	Mizrahi Tefahot Bank Ltd.	32,684	1,179,443
	Shufersal Ltd.	22,528	152,563
*	Teva Pharmaceutical Industries Ltd. (TEVA IT)	23,641	406,411
*	Teva Pharmaceutical Industries Ltd. (TEVA US), Sponsored ADR	24,087	419,836
TOTAL ISRAEL			5,033,171
ITALY — (1.7%)
	Amplifon SpA	33,249	1,056,002
	Enel SpA	1,302,500	9,298,774
	Ferrari NV (RACE IM)	1,191	490,183
	Ferrari NV (RACE US)	18,243	7,534,541
	Moncler SpA	20,562	1,226,031
	Stellantis NV (STLAM IM)	471,174	7,851,671
TOTAL ITALY			27,457,202
JAPAN — (22.6%)
	Advantest Corp.	132,000	5,842,500
#	Aeon Co. Ltd.	178,400	4,070,478
	Air Water, Inc.	89,500	1,314,850
	Ajinomoto Co., Inc.	82,400	3,393,664
	Asahi Intecc Co. Ltd.	11,600	183,892
	Asics Corp.	103,600	1,690,786
	BayCurrent Consulting, Inc.	49,200	1,514,603
	BIPROGY, Inc.	34,900	1,143,622
	Bridgestone Corp.	86,900	3,543,230
	Capcom Co. Ltd.	137,800	2,943,948
	Chugai Pharmaceutical Co. Ltd.	154,000	6,720,941
	Cosmo Energy Holdings Co. Ltd.	15,500	831,832
	Cosmos Pharmaceutical Corp.	7,200	647,343
	Daicel Corp.	44,900	436,464
	Daikin Industries Ltd.	31,200	4,524,204
	Daito Trust Construction Co. Ltd.	30,999	3,727,943
	Daiwa House Industry Co. Ltd.	129,500	3,667,231
	Dentsu Soken, Inc.	4,500	171,069
	Dexerials Corp.	12,400	595,308
	Disco Corp.	16,400	5,484,103
	DMG Mori Co. Ltd.	29,800	758,247
	Ebara Corp.	153,500	2,198,199
	Fast Retailing Co. Ltd.	32,300	8,903,454

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Food & Life Cos. Ltd.	31,200	$546,751
	Fuji Electric Co. Ltd.	33,000	1,856,148
	Fujikura Ltd.	71,500	1,432,404
	Fujitsu Ltd.	295,200	5,360,879
	Fuyo General Lease Co. Ltd.	4,600	375,973
	GMO Payment Gateway, Inc.	8,660	496,428
#	Goldwin, Inc.	9,400	578,926
	Hitachi Construction Machinery Co. Ltd.	27,100	674,983
	Hitachi Ltd. (6501 JP)	1,047,000	22,622,176
	Horiba Ltd.	5,800	459,042
	Hoya Corp.	63,600	7,969,127
	Inpex Corp.	249,400	3,851,106
	Internet Initiative Japan, Inc.	47,200	798,225
	Isuzu Motors Ltd.	177,100	2,395,654
	Iwatani Corp.	18,300	1,161,338
	J Front Retailing Co. Ltd.	5,100	61,778
	Japan Airlines Co. Ltd.	31,100	503,909
	Japan Airport Terminal Co. Ltd.	2,300	83,960
	Japan Exchange Group, Inc.	223,100	5,238,033
	Japan Tobacco, Inc.	157,900	4,646,236
	Kakaku.com, Inc.	15,900	222,274
	KDDI Corp.	409,500	12,321,857
	Kobe Bussan Co. Ltd.	50,200	1,347,812
	Kobe Steel Ltd.	87,100	1,087,211
	Koei Tecmo Holdings Co. Ltd.	13,899	135,834
	Komatsu Ltd.	150,300	4,272,664
	Konami Group Corp.	24,500	1,843,370
	Kuraray Co. Ltd.	42,500	519,734
	Kurita Water Industries Ltd.	22,300	951,737
	Lasertec Corp.	14,300	2,537,294
	M3, Inc.	80,600	752,583
	Macnica Holdings, Inc.	14,700	593,264
	Maruwa Co. Ltd.	1,300	348,289
#	McDonald's Holdings Co. Japan Ltd.	28,400	1,176,588
	Minebea Mitsumi, Inc.	176,800	4,252,803
	Mitsubishi Chemical Group Corp.	577,900	3,413,219
	Mitsubishi HC Capital, Inc.	364,550	2,622,725
#	Mitsubishi Motors Corp.	189,600	540,490
#	Mitsui High-Tec, Inc.	19,000	148,218
	MonotaRO Co. Ltd.	90,035	1,272,762
	Nichirei Corp.	35,200	928,146
	NIDEC Corp. (6594 JP)	41,800	1,838,810
	Nintendo Co. Ltd.	190,800	10,543,301
	Nippon Express Holdings, Inc.	39,400	1,949,546
	Nippon Sanso Holdings Corp.	82,800	2,706,048
	Nissan Chemical Corp.	53,600	1,729,454
	Niterra Co. Ltd.	39,900	1,181,766
	Nitto Denko Corp.	12,100	1,050,685
	Nomura Research Institute Ltd.	69,500	2,145,583
	NTT Data Group Corp.	114,500	1,783,271
	Ono Pharmaceutical Co. Ltd.	93,436	1,378,398
	Open House Group Co. Ltd.	40,500	1,434,461
#	Oracle Corp.	13,475	1,099,953
	Organo Corp.	2,100	95,246
	Oriental Land Co. Ltd.	85,600	2,450,685
	Otsuka Corp.	63,800	1,414,304
	Pan Pacific International Holdings Corp.	177,700	4,636,052
	Persol Holdings Co. Ltd.	788,000	1,351,502
	Rakus Co. Ltd.	22,001	308,244

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Recruit Holdings Co. Ltd.	267,200	$15,322,127
	Renesas Electronics Corp.	279,500	4,814,072
#	Rorze Corp.	2,001	325,436
#	Ryohin Keikaku Co. Ltd.	63,100	1,189,925
	Sankyo Co. Ltd.	51,500	571,855
#	Sanrio Co. Ltd.	11,000	233,544
	Sanwa Holdings Corp.	92,100	1,972,804
	SCREEN Holdings Co. Ltd.	19,000	1,610,054
	SCSK Corp.	78,100	1,537,626
	Seibu Holdings, Inc.	58,800	1,103,787
	Seven & i Holdings Co. Ltd.	451,800	5,410,193
	SG Holdings Co. Ltd.	140,300	1,426,661
	Shin-Etsu Chemical Co. Ltd.	348,500	15,484,090
	Shinko Electric Industries Co. Ltd.	30,300	1,152,446
#	Skylark Holdings Co. Ltd.	110,300	1,511,465
	Socionext, Inc.	18,300	369,544
	SoftBank Corp.	652,400	8,510,396
	Sompo Holdings, Inc.	122,900	2,802,355
	Sony Group Corp. (6758 JP)	328,700	29,194,672
	Subaru Corp.	126,700	2,435,997
	Sugi Holdings Co. Ltd.	12,200	210,803
	SUMCO Corp.	140,700	2,313,163
#	Sumitomo Forestry Co. Ltd.	36,800	1,569,260
	Sumitomo Rubber Industries Ltd.	34,400	358,432
	Sundrug Co. Ltd.	24,600	683,151
	Suzuki Motor Corp.	184,700	2,122,606
	Sysmex Corp.	121,000	1,980,923
	TDK Corp. (6762 JP)	78,000	5,441,459
	TIS, Inc.	83,600	1,790,832
	Toei Animation Co. Ltd.	4,500	69,787
	Tokio Marine Holdings, Inc. (8766 JP)	251,400	9,863,203
	Tokyo Century Corp.	79,200	843,652
	Tokyo Electron Ltd.	80,300	16,802,562
	Tokyo Seimitsu Co. Ltd.	6,700	461,841
	Tokyu Fudosan Holdings Corp.	35,600	257,042
#	Toridoll Holdings Corp.	8,800	230,144
	Toyo Tire Corp.	30,600	499,265
	Toyota Boshoku Corp.	30,900	416,398
	Toyota Tsusho Corp.	92,100	1,841,357
	Trend Micro, Inc. (4704 JP)	49,100	2,353,485
	Unicharm Corp.	45,800	1,534,327
	USS Co. Ltd.	177,800	1,603,668
*	Visional, Inc.	300	15,839
	Welcia Holdings Co. Ltd.	5,700	76,340
	Yamaha Motor Co. Ltd.	499,500	4,651,332
	Yaoko Co. Ltd.	5,100	311,919
	Yaskawa Electric Corp.	60,800	2,116,072
	Yokogawa Electric Corp.	52,800	1,336,486
#	Zensho Holdings Co. Ltd.	36,200	1,473,477
#	ZOZO, Inc.	46,300	1,355,429
TOTAL JAPAN			367,370,473
NETHERLANDS — (3.8%)
	ASML Holding NV (ASML NA)	25,123	23,393,817
	ASML Holding NV (ASML US)	26,702	25,011,763
	Koninklijke KPN NV	609,023	2,399,663
	Universal Music Group NV	67,853	1,616,562

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	Wolters Kluwer NV	59,907	$10,028,988
TOTAL NETHERLANDS			62,450,793
NEW ZEALAND — (0.3%)
#	Chorus Ltd. (CNU NZ)	314,405	1,479,202
	Contact Energy Ltd.	45,746	231,463
	Fisher & Paykel Healthcare Corp. Ltd.	40,370	779,336
#	Mainfreight Ltd.	16,254	721,590
	Spark New Zealand Ltd.	549,180	1,411,383
TOTAL NEW ZEALAND			4,622,974
NORWAY — (0.6%)
	Aker BP ASA	47,410	1,147,995
	Equinor ASA	245,485	6,500,491
	Frontline PLC	18,297	451,048
	Hafnia Ltd.	51,859	410,902
	Hoegh Autoliners ASA	6,057	66,207
	Kongsberg Gruppen ASA	520	52,288
	Protector Forsikring ASA	5,894	121,805
	Storebrand ASA	74,961	752,380
	Telenor ASA	65,559	781,630
	Var Energi ASA	12,604	40,151
TOTAL NORWAY			10,324,897
PORTUGAL — (0.2%)
	Galp Energia SGPS SA	113,250	2,381,241
	Jeronimo Martins SGPS SA	26,203	457,835
TOTAL PORTUGAL			2,839,076
SINGAPORE — (1.2%)
Ω	BW LPG Ltd.	31,235	507,703
	DBS Group Holdings Ltd.	379,693	10,404,883
	DFI Retail Group Holdings Ltd.	23,600	41,275
	Jardine Cycle & Carriage Ltd.	29,400	572,473
	Sembcorp Industries Ltd.	350,100	1,251,807
	Singapore Airlines Ltd.	253,900	1,326,859
	Singapore Exchange Ltd.	295,300	2,177,218
	Singapore Technologies Engineering Ltd.	578,800	1,916,278
	United Overseas Bank Ltd.	6,700	162,466
	Yangzijiang Shipbuilding Holdings Ltd.	173,500	349,821
TOTAL SINGAPORE			18,710,783
SPAIN — (2.0%)
	ACS Actividades de Construccion y Servicios SA	17,086	763,364
Ω	Aena SME SA	13,339	2,534,392
	Amadeus IT Group SA	101,934	6,713,457
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	190,242	1,993,967
	Banco Bilbao Vizcaya Argentaria SA (BBVA US), Sponsored ADR	25,506	268,833
	Endesa SA	100,465	1,949,443
	Industria de Diseno Textil SA	167,352	8,131,443
	Repsol SA (REP SM)	81,764	1,166,193
#	Telefonica SA (TEF SM)	1,969,495	8,920,313
TOTAL SPAIN			32,441,405
SWEDEN — (3.1%)
	AddTech AB, Class B	79,454	2,563,891

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Atlas Copco AB (ATCOA SS), Class A	530,564	$9,442,796
	Atlas Copco AB (ATCOB SS), Class B	327,663	5,126,586
#	Avanza Bank Holding AB	40,384	907,179
	Axfood AB	37,200	922,622
	Epiroc AB (EPIA SS), Class A	122,081	2,278,687
	Epiroc AB (EPIB SS), Class B	75,016	1,261,350
	Fortnox AB	18,247	112,813
#	H & M Hennes & Mauritz AB, Class B	182,043	2,832,124
	Hemnet Group AB	14,092	522,128
	Indutrade AB	90,724	2,667,744
	Lagercrantz Group AB, Class B	37,204	628,181
	Lifco AB, Class B	25,965	770,291
*	Millicom International Cellular SA, SDR	28,905	719,580
	Nordnet AB publ	24,060	491,545
	Sectra AB, Class B	40,431	920,581
	Sweco AB, Class B	51,451	831,525
	Tele2 AB, Class B	223,821	2,304,385
#	Telefonaktiebolaget LM Ericsson (ERIC US), Sponsored ADR	144,507	995,653
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	219,148	1,506,831
#	Telia Co. AB	364,196	1,058,489
	Volvo AB (VOLVA SS), Class A	54,973	1,429,106
	Volvo AB (VOLVB SS), Class B	410,093	10,465,882
TOTAL SWEDEN			50,759,969
SWITZERLAND — (7.4%)
	Geberit AG	14,079	8,963,622
	Kuehne & Nagel International AG	24,938	7,730,546
	Nestle SA	204,068	20,670,577
#	Novartis AG (NVS US), Sponsored ADR	110,267	12,292,565
	Partners Group Holding AG	7,501	10,096,666
	Roche Holding AG (RO SW)	7,170	2,521,774
	Roche Holding AG (ROG SW)	153,734	49,772,521
	SGS SA	60,095	6,570,383
	Sonova Holding AG	2,425	743,350
	Straumann Holding AG	8,351	1,076,876
Ω	VAT Group AG	1,074	538,220
TOTAL SWITZERLAND			120,977,100
UNITED KINGDOM — (13.5%)
	Admiral Group PLC	94,186	3,337,914
Ω	Airtel Africa PLC	101,388	148,648
	Ashtead Group PLC	224,550	16,205,190
	AstraZeneca PLC (AZN LN)	32,872	5,222,400
	AstraZeneca PLC (AZN US), Sponsored ADR	68,807	5,446,074
Ω	Auto Trader Group PLC	383,457	4,016,659
	B&M European Value Retail SA	449,522	2,707,010
	BP PLC (BP LN)	165,519	978,401
	BP PLC (BP US), Sponsored ADR	719,590	25,466,290
	BT Group PLC	2,677,069	4,854,868
	Centrica PLC	3,492,389	5,954,432
	Compass Group PLC	214,510	6,605,837
#	Diageo PLC (DEO US), Sponsored ADR	100,847	12,580,663
	Diageo PLC (DGE LN)	80,730	2,511,911
*††	Evraz PLC	188,057	0
	Experian PLC	189,224	8,927,590
	GSK PLC (GSK LN)	1,092,552	21,216,026
	Hargreaves Lansdown PLC	49,443	702,391
	Howden Joinery Group PLC	331,968	4,013,556

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Imperial Brands PLC	492,449	$13,572,800
	Intertek Group PLC	77,727	5,047,432
	JD Sports Fashion PLC	1,189,909	2,013,141
	Marks & Spencer Group PLC	798,644	3,373,114
	Next PLC	58,221	6,804,853
	Reckitt Benckiser Group PLC	2,489	133,893
	RELX PLC (REL LN)	45,322	2,139,085
#	RELX PLC (RELX US), Sponsored ADR	275,610	13,017,060
	RELX PLC (REN NA)	28,850	1,357,141
	Rightmove PLC	343,382	2,551,277
#	Unilever PLC (UL US), Sponsored ADR	520,618	31,965,945
	Unilever PLC (ULVR LN)	48,760	2,996,530
	Unilever PLC (UNA NA)	62,170	3,808,833
TOTAL UNITED KINGDOM			219,676,964
TOTAL COMMON STOCKS			1,576,998,534
PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
	Bayerische Motoren Werke AG, 7.558%	9,461	811,106
#Ω	Dr Ing hc F Porsche AG, 3.315%	9,979	751,426
	Volkswagen AG, 8.809%	31,979	3,568,952
TOTAL GERMANY			5,131,484
RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
*	Constellation Software, Inc. Warrants 03/31/2040	4,241	0
TOTAL INVESTMENT SECURITIES (Cost $1,202,131,067)			1,582,130,018

			Value†
SECURITIES LENDING COLLATERAL — (2.7%)
@§	The DFA Short Term Investment Fund	3,829,970	44,301,267
TOTAL INVESTMENTS — (100.0%)
(Cost $1,246,432,615)^^			$1,626,431,285
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$20,319,204	$86,829,680	—	$107,148,884
Austria	—	2,373,071	—	2,373,071
Belgium	—	10,637,685	—	10,637,685
Canada	168,817,120	—	—	168,817,120
Denmark	—	66,614,815	—	66,614,815
Finland	—	13,998,497	—	13,998,497
France	1,879,993	155,641,612	—	157,521,605
Germany	—	96,664,557	—	96,664,557
Hong Kong	—	23,282,438	—	23,282,438
Ireland	3,667,688	3,607,367	—	7,275,055
Israel	419,836	4,613,335	—	5,033,171

International High Relative Profitability Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Italy	$7,534,541	$19,922,661	—	$27,457,202
Japan	—	367,370,473	—	367,370,473
Netherlands	25,011,763	37,439,030	—	62,450,793
New Zealand	—	4,622,974	—	4,622,974
Norway	—	10,324,897	—	10,324,897
Portugal	—	2,839,076	—	2,839,076
Singapore	—	18,710,783	—	18,710,783
Spain	268,833	32,172,572	—	32,441,405
Sweden	995,653	49,764,316	—	50,759,969
Switzerland	12,292,565	108,684,535	—	120,977,100
United Kingdom	88,476,032	131,200,932	—	219,676,964
Preferred Stocks
Germany	—	5,131,484	—	5,131,484
Securities Lending Collateral	—	44,301,267	—	44,301,267
Total Investments in Securities	$329,683,228	$1,296,748,057	—˂˃	$1,626,431,285

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

VA Equity Allocation Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	1,238,167	$51,371,538
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	1,111,349	40,730,956
Investment in VA U.S. Targeted Value Portfolio of DFA Investment Dimensions Group, Inc.	1,001,354	24,853,597
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	1,350,899	22,033,164
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	596,591	14,413,634
Investment in VA U.S. Large Value Portfolio of DFA Investment Dimensions Group, Inc.	353,280	13,011,320
Investment in VA International Small Portfolio of DFA Investment Dimensions Group, Inc.	526,853	6,775,323
Investment in VA International Value Portfolio of DFA Investment Dimensions Group, Inc.	336,532	5,054,717
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	68,370	2,798,375
Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	255,220	944,313
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $132,205,379)^^		$181,986,937
Summary of the Portfolio’s investments as of July 31, 2024, based on their valuation inputs, is located in this report (See Security Valuation Note).
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$181,986,937	—	—	$181,986,937
Total Investments in Securities	$181,986,937	—	—	$181,986,937

DFA MN Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
MINNESOTA — (100.0%)
Buffalo-Hanover-Montrose Independent School District No. 877 (GO) (SD CRED PROG)
3.000%, 02/01/25	365	$364,318
City of Albert Lea (GO) Series A
4.000%, 02/01/26	270	273,735
City of Blaine (GO) Series A
5.000%, 02/01/25	515	520,447
City of Eden Prairie (GO) Series A
4.000%, 02/01/25	345	346,521
City of Fergus Falls (GO) Series A
5.000%, 02/01/26	250	257,394
City of Minneapolis (GO)
5.000%, 12/01/24	785	790,199
5.500%, 12/01/24	310	312,562
4.000%, 12/01/25	290	294,220
3.000%, 12/01/27	1,450	1,432,988
City of Minneapolis/St. Paul Housing & Redevelopment Authority (RB)
5.000%, 11/15/26	230	238,872
City of Moorhead Public Utility Revenue (RB) Series A
5.000%, 11/01/25	670	686,693
City of Red Wing (GO) Series A
4.000%, 02/01/26	700	708,965
City of St. Paul (GO) Series A
5.000%, 09/01/24	690	691,104
5.000%, 03/01/25	125	126,455
City of St. Paul Sales & Use Tax Revenue (RB) Series G
5.000%, 11/01/30	150	150,651
City of Waconia (GO) Series A
3.000%, 02/01/26	820	817,980
County of Hennepin (GO) Series C
5.000%, 12/15/25	425	436,702
County of Hennepin (GO) Series A
5.000%, 12/01/24	725	729,802
5.000%, 12/01/31	1,000	1,045,496
County of Hennepin (GO) Series B
5.000%, 12/01/25	525	539,037
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
County of Olmsted (GO) Series A
5.000%, 02/01/25	160	$161,613
Eden Prairie Independent School District No. 272 (GO) (SD CRED PROG) Series A
5.000%, 02/01/25	160	161,605
Elk River Independent School District No. 728 (GO) (SD CRED PROG) Series A
5.000%, 02/01/25	325	328,260
Fosston Independent School District No. 601 (GO) (SD CRED PROG)
4.000%, 02/01/25	550	552,398
Hawley Independent School District No. 150 (GO) (SD CRED PROG) Series A
5.000%, 02/01/25	115	116,131
Housing & Redevelopment Authority of The City of St. Paul Minnesota (RB) Series A
5.000%, 07/01/32	250	252,186
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series B
4.000%, 02/01/26	365	370,747
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series C
5.000%, 02/01/26	500	515,160
Metropolitan Council (GO) Series B
5.000%, 12/01/24	260	261,757
5.000%, 12/01/25	100	102,806
5.000%, 03/01/26	410	423,701
Metropolitan Council (GO) Series C
5.000%, 12/01/26	255	267,373
Metropolitan Council (GO) Series E
5.000%, 12/01/25	180	185,051
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series A
5.000%, 02/01/25	100	100,998

DFA MN Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
Minneapolis-St. Paul Metropolitan Airports Commission (RB) Series A
5.000%, 01/01/25	225	$226,858
Minnesota Higher Education Facilities Authority (RB) Series 8-G
5.000%, 12/01/25	200	204,898
Minnesota Municipal Power Agency (RB)
5.000%, 10/01/28	145	145,432
Minnesota Public Facilities Authority State Revolving Fund (RB) Series A
5.000%, 03/01/25	500	505,973
5.000%, 03/01/26	140	144,353
Minnesota Public Facilities Authority State Revolving Fund (RB) Series B
5.000%, 03/01/26	205	211,375
Minnesota State Colleges & Universities Foundation (RB) Series A
5.000%, 10/01/24	300	300,851
North Branch Independent School District No. 138 (GO) (SD CRED PROG) Series A
5.000%, 02/01/25	200	201,976
Red Rock Central Independent School District No. 2884 (GO) (SD CRED PROG) Series A
4.000%, 02/01/26	215	217,470
Roseville Independent School District No. 623 (GO) (SD CRED PROG) Series A
5.000%, 02/01/26	150	154,370
Southern Minnesota Municipal Power Agency (RB) Series A
5.000%, 01/01/35	150	153,742
Spring Grove Independent School District No. 297 (GO) (SD CRED PROG) Series A
5.000%, 02/01/26	160	164,851
St. Clair Independent School District No. 75 (GO) (SD CRED PROG) Series A
4.000%, 02/01/25	360	361,499
St. Paul Independent School District No. 625 (GO) (SD CRED PROG) Series A
5.000%, 02/01/25	505	509,839
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
State of Minnesota (GO) Series A
5.000%, 08/01/24	330	$330,000
5.000%, 09/01/24	570	571,020
5.000%, 10/01/24	245	245,883
5.000%, 08/01/25	745	760,377
5.000%, 10/01/25	150	153,611
5.000%, 08/01/26	740	755,037
5.000%, 08/01/27	365	365,379
5.000%, 08/01/32	175	175,143
State of Minnesota (GO) Series B
5.000%, 08/01/24	200	200,000
5.000%, 10/01/26	90	94,066
State of Minnesota (GO) Series D
5.000%, 08/01/24	1,015	1,015,000
5.000%, 08/01/25	490	500,114
5.000%, 08/01/26	425	442,698
Stillwater Independent School District No. 834 (GO) (SD CRED PROG) Series A
5.000%, 02/01/25	125	126,260
Stillwater Independent School District No. 834 (GO) (SD CRED PROG) Series A
5.000%, 02/01/26	760	783,608
University of Minnesota (RB) Series A
5.000%, 04/01/25	160	162,110
University of Minnesota (RB) Series B
5.000%, 10/01/25	790	808,633
Western Minnesota Municipal Power Agency (RB) Series A
5.000%, 01/01/25	225	226,849
5.000%, 01/01/26	355	365,249
White Bear Lake Independent School District No. 624 (GO) (SD CRED PROG) Series A
4.000%, 02/01/26	215	218,480
Windom Independent School District No. 177 (GO) (SD CRED PROG) Series A
5.000%, 02/01/25	1,050	1,060,218
TOTAL MUNICIPAL BONDS (Cost $27,569,720)		27,427,149
TOTAL INVESTMENTS — (100.0%)
(Cost $27,569,720)^^		$27,427,149

DFA MN Municipal Bond Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$27,427,149	—	$27,427,149
Total Investments in Securities	—	$27,427,149	—	$27,427,149

DFA California Municipal Real Return Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (98.1%)
CALIFORNIA — (98.1%)
Alameda County Joint Powers Authority (RB) Series A
5.000%, 12/01/25	2,050	$2,107,799
Alameda Unified School District-Alameda County (GO) Series B
5.000%, 08/01/26	250	260,917
Albany Unified School District (GO)
5.000%, 08/01/25	255	260,395
Arcadia Unified School District (GO)
4.000%, 08/01/40	1,000	1,002,049
Cajon Valley Union School District (GO)
5.000%, 08/01/24	350	350,000
California Health Facilities Financing Authority (RB)
5.000%, 11/15/29	935	956,926
5.000%, 02/01/34	1,000	1,049,776
California Health Facilities Financing Authority (RB) Series A
5.000%, 02/01/28	1,500	1,515,540
¤ 5.000%, 11/15/46 (Pre-refunded @ $100, 11/15/25)	1,110	1,140,983
California Infrastructure & Economic Development Bank (RB) (AMBAC) Series A
¤ 5.000%, 07/01/36 (Pre-refunded @ $100, 1/1/28)	190	204,792
California Municipal Finance Authority (RB) Series A
5.000%, 02/01/30	200	211,768
¤ 5.000%, 02/01/46 (Pre-refunded @ $100, 2/1/25)	600	606,359
California Public Finance Authority (RB) Series A
5.000%, 06/01/25	155	157,311
5.000%, 06/01/26	110	113,546
California State Public Works Board (RB) Series C
5.000%, 11/01/24	1,125	1,130,773
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 11/01/25	2,180	$2,238,380
4.000%, 11/01/30	750	759,777
4.000%, 11/01/31	600	605,758
California State Public Works Board (RB) Series D
5.000%, 11/01/24	1,640	1,648,416
California State Public Works Board (RB) Series A
5.000%, 02/01/25	1,500	1,515,717
5.000%, 02/01/28	160	171,533
5.000%, 09/01/28	2,405	2,410,862
California State Public Works Board (RB) Series C
5.000%, 08/01/25	825	842,667
California State Public Works Board (RB) Series D
5.000%, 11/01/26	100	104,785
5.000%, 05/01/28	1,000	1,077,038
California State University (RB) Series A
¤ 5.000%, 11/01/39 (Pre-refunded @ $100, 11/1/24)	300	301,505
California State University (RB) Series A
¤ 5.000%, 11/01/26 (Pre-refunded @ $100, 11/1/24)	1,095	1,100,493
3.375%, 11/01/29	3,500	3,502,770
¤ 5.000%, 11/01/30 (Pre-refunded @ $100, 11/1/24)	3,050	3,065,299
5.000%, 11/01/31	2,000	2,102,883
4.000%, 11/01/35	1,000	1,005,886
California Statewide Communities Development Authority (RB) Series A
4.000%, 06/01/25	1,230	1,239,422
5.000%, 03/01/27	625	638,939
Campbell Union High School District (GO) Series B
¤ 4.000%, 08/01/37 (Pre-refunded @ $100, 8/1/26)	1,275	1,306,028
4.000%, 08/01/37	500	502,523

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Carlsbad Unified School District (GO)
5.000%, 08/01/26	320	$333,974
Carlsbad Unified School District (COP)
4.000%, 10/01/27	145	149,978
4.000%, 10/01/28	100	104,510
4.000%, 10/01/29	55	58,067
Centinela Valley Union High School District (GO) Series C
¤ 5.000%, 08/01/35 (Pre-refunded @ $100, 8/1/24)	1,675	1,675,000
Chabot-Las Positas Community College District (GO)
4.000%, 08/01/34	1,325	1,335,035
Chabot-Las Positas Community College District (GO) Series C
5.000%, 08/01/25	690	705,217
Chino Valley Unified School District (GO) Series C
4.000%, 08/01/27	350	363,138
Chula Vista Elementary School District (GO) Series B
5.000%, 08/01/24	805	805,000
Citrus Community College District (GO) Series B
5.000%, 08/01/25	1,150	1,175,164
City & County of San Francisco (COP)
5.000%, 04/01/25	410	415,772
City & County of San Francisco (COP) Series R1
5.000%, 04/01/26	485	502,502
City & County of San Francisco (GO) Series C
4.000%, 06/15/29	1,500	1,500,701
City & County of San Francisco (GO) Series R1
5.000%, 06/15/25	5,035	5,130,634
5.000%, 06/15/26	2,000	2,083,101
City of Berkeley (RN)
5.000%, 07/29/25	4,375	4,464,250
City of Grover Beach (GO)
5.000%, 09/01/26	345	360,335
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
City of Long Beach Airport System Revenue (RB) (AGM) Series A
5.000%, 06/01/29	225	$248,339
City of Los Angeles (RN)
5.000%, 06/26/25	4,045	4,120,819
City of Los Angeles Department of Airports (RB) Series I
5.000%, 05/15/25	910	925,538
City of Los Angeles Wastewater System Revenue (RB) Series B
5.000%, 06/01/35	1,305	1,322,272
City of Pasadena Electric Revenue (RB) Series A
5.000%, 08/01/25	485	496,083
City of Pittsburg Water Revenue (RB) Series A
5.000%, 08/01/24	275	275,000
City of Rancho Cordova (ST)
5.000%, 09/01/26	205	212,244
City of Riverside Electric Revenue (RB) Series A
5.000%, 10/01/26	765	801,210
City of San Francisco Public Utilities Commission Water Revenue (RB)
4.000%, 11/01/34	1,000	1,001,995
City of San Francisco Public Utilities Commission Water Revenue (RB) Series A
4.000%, 11/01/30	2,765	2,821,290
City of San Francisco Public Utilities Commission Water Revenue (RB) Series C
¤ 5.000%, 11/01/43 (Pre-refunded @ $100, 11/1/24)	2,775	2,788,920
City of San Francisco Public Utilities Commission Water Revenue (RB) Series D
5.000%, 11/01/25	375	385,389
5.000%, 11/01/26	285	299,594
City of San Mateo (ST) (BAM)
5.000%, 09/01/29	400	431,176

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Compton Community College District (GO) Series B
5.000%, 08/01/25	1,005	$1,026,264
5.000%, 08/01/26	300	312,743
5.000%, 08/01/27	125	133,272
Contra Costa Transportation Authority Sales Tax Revenue (RB) Series A
5.000%, 03/01/32	655	662,624
County of Los Angeles (RN)
5.000%, 06/30/25	1,510	1,537,918
County of Riverside (RN)
5.000%, 06/30/25	1,275	1,299,619
County of Riverside (GO) Series A
3.875%, 10/18/24	2,040	2,041,629
County of San Diego (COP)
5.000%, 10/01/26	1,860	1,952,451
County of Santa Cruz (RN)
5.000%, 07/01/25	4,000	4,075,649
Davis Joint Unified School District (COP) (AGM)
4.000%, 08/01/27	1,625	1,640,046
Dublin Unified School District (GO)
5.000%, 08/01/26	1,630	1,632,723
Dublin Unified School District (GO) Series A-2
5.000%, 08/01/24	990	990,000
East Bay Municipal Utility District Wastewater System Revenue (RB) Series B
5.000%, 06/01/27	100	106,454
5.000%, 06/01/28	125	135,919
East Bay Municipal Utility District Water System Revenue (RB) Series B
5.000%, 06/01/27	1,000	1,064,543
East Side Union High School District (GO) (BAM)
5.000%, 08/01/25	1,165	1,191,041
East Side Union High School District (GO)
5.000%, 08/01/27	305	325,092
5.000%, 08/01/28	315	342,216
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Escondido Union School District (GO) Series A
¤ 4.250%, 02/01/45 (Pre-refunded @ $100, 8/1/25)	1,500	$1,520,723
Foothill-De Anza Community College District (GO)
¤ 5.000%, 08/01/26 (Pre-refunded @ $100, 8/1/24)	550	550,000
4.000%, 08/01/37	2,850	2,864,269
Golden State Tobacco Securitization Corp. (RB) (ST APPROP) Series A
¤ 5.000%, 06/01/45 (Pre-refunded @ $100, 6/1/25)	5,800	5,903,019
Goleta Water District (RB) Series A
5.000%, 09/01/24	115	115,176
Hacienda La Puente Unified School District (GO) Series A
5.000%, 08/01/24	840	840,000
Hayward Area Recreation & Park District (GO) Series B
5.000%, 08/01/24	315	315,000
Indio Finance Authority (RB) (BAM) Series A
5.000%, 11/01/28	275	297,976
Inglewood Unified School District (GO) (AGM) Series A
4.000%, 08/01/24	555	555,000
Jefferson Union High School District (GO) Series B
5.000%, 08/01/26	110	114,804
Kern High School District (GO) Series A
5.000%, 08/01/25	140	143,032
Kern High School District (GO) Series E
4.000%, 08/01/24	200	200,000
Livermore-Amador Valley Water Management Agency (RB)
4.000%, 08/01/24	750	750,000
4.000%, 08/01/25	410	414,620
Lodi Unified School District (GO)
5.000%, 08/01/28	500	543,201

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Long Beach Community College District (GO) Series D
4.000%, 08/01/24	500	$500,000
Los Angeles Community College District (GO) Series A
¤ 4.000%, 08/01/32 (Pre-refunded @ $100, 8/1/24)	945	945,000
Los Angeles Community College District (GO) Series K
4.000%, 08/01/38	735	735,052
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue (RB) Series A
4.000%, 07/01/27	2,740	2,763,522
Los Angeles County Public Works Financing Authority (RB) Series A
5.000%, 12/01/33	500	502,510
Los Angeles County Public Works Financing Authority (RB) Series B
5.000%, 12/01/31	1,295	1,327,970
Los Angeles County Public Works Financing Authority (RB) Series F
5.000%, 12/01/24	270	271,973
5.000%, 12/01/25	270	278,094
Los Angeles Department of Water & Power (RB) Series B
5.000%, 07/01/26	855	889,760
5.000%, 07/01/29	380	398,747
Los Angeles Department of Water & Power (RB) Series C
5.000%, 07/01/29	290	290,774
Los Angeles Department of Water & Power Water System Revenue (RB) Series A
5.000%, 07/01/25	60	61,234
5.000%, 07/01/33	1,515	1,557,150
Los Angeles Department of Water & Power Water System Revenue (RB) Series A-2-R
3.800%, 07/01/45	3,500	3,500,000
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles Department of Water & Power Water System Revenue (RB) Series B
5.000%, 07/01/25	1,195	$1,219,580
5.000%, 07/01/26	200	208,207
5.000%, 07/01/35	4,045	4,154,642
Los Angeles Unified School District (GO)
5.000%, 07/01/25	1,420	1,447,911
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/25	1,210	1,233,783
5.000%, 07/01/26	1,210	1,260,574
Los Angeles Unified School District (GO) Series B-1
5.000%, 07/01/27	300	319,364
Los Angeles Unified School District (GO) Series C
5.000%, 07/01/27	315	335,332
Los Angeles Unified School District (COP) Series A
5.000%, 10/01/24	200	200,586
Manteca Unified School District (GO) Series B
5.000%, 08/01/24	250	250,000
5.000%, 08/01/25	285	291,456
Marin Community College District (GO)
¤ 4.000%, 08/01/27 (Pre-refunded @ $100, 8/1/25)	1,335	1,352,155
¤ 3.500%, 08/01/35 (Pre-refunded @ $100, 8/1/25)	1,250	1,260,183
¤ 3.500%, 08/01/38 (Pre-refunded @ $100, 8/1/25)	1,750	1,764,256
Millbrae Public Financing Authority (RB)
5.000%, 12/01/25	390	400,760
5.000%, 12/01/26	265	278,226
5.000%, 12/01/27	385	412,586
Modesto Irrigation District (RB) Series B
5.000%, 10/01/24	650	652,069
Montebello Unified School District (GO) (BAM) Series A
5.000%, 08/01/28	680	733,579
Moreno Valley Public Financing Authority (RB) Series A
5.000%, 11/01/25	135	138,467

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Morongo Unified School District (GO) Series A
5.000%, 08/01/25	40	$40,846
5.000%, 08/01/26	280	292,060
5.000%, 08/01/27	150	159,703
Mount Diablo Unified School District (GO) Series B
5.000%, 08/01/27	250	266,543
Mount Diablo Unified School District (GO) Series G
3.000%, 08/01/24	130	130,000
Municipal Improvement Corp. of Los Angeles (RB) Series A
5.000%, 05/01/25	335	340,267
Municipal Improvement Corp. of Los Angeles (RB) Series A
5.000%, 11/01/24	520	522,661
Murrieta Valley Unified School District (GO) (AGM)
5.000%, 09/01/24	280	280,461
New Haven Unified School District (GO)
5.000%, 08/01/26	455	474,869
Norman Y Mineta San Jose International Airport SJC (RB) Series C
5.000%, 03/01/30	750	753,438
North Lake Tahoe Public Financing Authority (RB)
5.000%, 12/01/27	150	160,748
5.000%, 12/01/28	175	191,193
Northern California Sanitation Agencies Financing Authority (RB) Series A
5.000%, 12/01/35	1,000	1,002,626
Northern Humboldt Union High School District (GO)
4.000%, 08/01/25	120	121,234
Oakland Unified School District/Alameda County (GO) (AGM)
5.000%, 08/01/25	1,105	1,128,270
Oakland Unified School District/Alameda County (GO)
5.000%, 08/01/28	355	366,857
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Oakland Unified School District/Alameda County (GO) Series A
5.000%, 08/01/25	200	$204,212
5.000%, 08/01/27	400	407,099
5.000%, 08/01/28	1,020	1,037,814
Orange County Sanitation District (RB) Series A
5.000%, 02/01/33	890	916,099
5.000%, 02/01/34	2,255	2,319,400
5.000%, 02/01/35	1,000	1,000,207
Orange County Transportation Authority (RB)
5.000%, 10/15/24	1,000	1,004,308
Pacific Grove Unified School District (GO)
3.000%, 08/01/26	210	209,793
Palm Springs Financing Authority (RB)
5.000%, 11/01/25	275	282,105
Palomar Community College District (GO)
¤ 5.000%, 05/01/31 (Pre-refunded @ $100, 5/1/25)	595	604,935
Peralta Community College District (GO) Series A
5.000%, 08/01/25	700	700,775
5.000%, 08/01/29	1,930	1,931,481
Pleasanton Unified School District (GO)
5.000%, 08/01/24	560	560,000
Pomona Unified School District (GO)
5.000%, 08/01/29	350	387,244
Poway Unified School District (GO)
4.000%, 08/01/29	3,000	3,001,372
Reed Union School District (GO)
4.000%, 08/01/26	250	256,035
Regents of the University of California Medical Center Pooled Revenue (RB) Series O-2
3.800%, 05/15/45	3,350	3,350,000
Rialto Unified School District (GO)
5.000%, 08/01/24	260	260,000

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Rio Elementary School District Community Facilities District (ST)
¤ 5.000%, 09/01/28 (Pre-refunded @ $100, 9/1/24)	1,000	$1,001,604
Riverside County Public Financing Authority (RB)
¤ 5.000%, 11/01/31 (Pre-refunded @ $100, 11/1/25)	2,570	2,640,882
Ross Valley Public Financing Authority (RB)
5.000%, 01/01/25	410	413,171
Sacramento City Unified School District (GO) (BAM)
5.000%, 07/01/28	500	538,973
Sacramento City Unified School District (GO) (BAM) Series B
5.000%, 08/01/28	1,000	1,079,577
Sacramento City Unified School District (GO) (AGM) Series B
8.000%, 08/01/25	700	734,732
San Bernardino Community College District (GO) Series A
4.000%, 08/01/32	2,540	2,605,660
San Diego Association of Governments (RB) Series A
¤ 5.000%, 11/15/25 (Pre-refunded @ $100, 11/15/24)	570	573,227
San Diego Community College District (GO)
5.000%, 08/01/26	385	402,425
San Diego County Water Authority (RB) Series A
5.000%, 05/01/26	250	260,001
5.000%, 05/01/27	135	143,375
San Diego Public Facilities Financing Authority (RB)
5.000%, 10/15/29	1,000	1,022,597
San Diego Public Facilities Financing Authority (RB) Series A
5.000%, 10/15/25	160	164,370
5.000%, 10/15/26	125	131,135
5.000%, 05/15/38	3,060	3,162,443
San Diego Unified School District (RN) Series A
5.000%, 06/30/25	3,025	3,080,904
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Diego Unified School District (GO) (AGM) Series F-1
5.250%, 07/01/27	475	$509,084
San Diego Unified School District (GO) Series G
5.000%, 07/01/25	920	938,587
San Diego Unified School District (GO) Series R-5
5.000%, 07/01/26	330	344,170
San Dieguito Union High School District (GO) Series B-2
¤ 4.000%, 08/01/33 (Pre-refunded @ $100, 8/1/25)	1,820	1,841,587
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (RB)
4.000%, 07/01/35	575	578,277
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series A
4.000%, 05/01/25	1,000	1,007,441
San Francisco City & County Public Utilities Commission Wastewater Revenue (RB) Series A
5.000%, 10/01/31	1,050	1,071,074
San Francisco City & County Public Utilities Commission Wastewater Revenue (RB) Series C
5.000%, 10/01/27	220	235,962
San Francisco Community College District (GO)
5.000%, 06/15/25	380	386,854
5.000%, 06/15/31	2,000	2,029,586
San Francisco Community College District (GO) (BAM) Series B
5.000%, 06/15/26	445	463,159
San Francisco Unified School District (GO) Series A
5.000%, 06/15/25	875	890,783
San Francisco Unified School District (GO) Series B
4.000%, 06/15/28	1,500	1,564,015

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Francisco Unified School District (GO) Series C
5.000%, 06/15/28	1,180	$1,276,046
San Francisco Unified School District (GO) Series FC
5.000%, 06/15/28	2,570	2,574,059
San Gabriel Unified School District (GO) Series A
5.000%, 08/01/25	250	255,041
San Joaquin County Transportation Authority Measure K Sales Tax Revenue (RB)
5.000%, 03/01/26	300	310,802
San Joaquin Hills Transportation Corridor Agency (RB) Series A
¤ 5.000%, 01/15/50 (Pre-refunded @ $100, 1/15/25)	4,065	4,106,843
San Jose Evergreen Community College District (GO) Series C
5.000%, 09/01/24	390	390,698
San Luis Obispo County Financing Authority (RB) Series A
5.000%, 11/15/24	250	251,433
5.000%, 11/15/25	560	574,927
San Mateo County Community College District (GO) Series B
5.000%, 09/01/28	150	163,693
San Mateo County Transit District (RB) Series A
5.000%, 06/01/29	1,595	1,616,123
San Mateo Union High School District (GO) Series B
4.000%, 09/01/29	1,140	1,164,420
San Mateo Union High School District (GO) Series C
4.000%, 09/01/26	355	364,572
San Rafael City High School District (GO) Series B
5.000%, 08/01/26	355	370,502
5.000%, 08/01/27	145	154,595
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Ramon Valley Unified School District (GO)
¤ 4.000%, 08/01/33 (Pre-refunded @ $100, 8/1/25)	850	$860,082
San Ysidro School District (GO) (AGM) Series B
5.000%, 08/01/25	575	585,967
Santa Ana College Improvement District #1 Rancho Santiago Community College District (GO) Series A
¤ 5.000%, 08/01/39 (Pre-refunded @ $100, 8/1/24)	685	685,000
Santa Clara Valley Transportation Authority (RB) Series A
5.000%, 06/01/26	545	567,959
Santee School District (GO)
5.000%, 08/01/24	290	290,000
Scotts Valley Unified School District (GO) Series B
4.000%, 08/01/24	150	150,000
4.000%, 08/01/25	365	368,933
5.000%, 08/01/26	250	260,768
Southern California Public Power Authority (RB) Series A
5.000%, 07/01/30	930	931,403
5.000%, 07/01/31	4,020	4,026,065
Southwestern Community College District (GO) Series B
4.000%, 08/01/25	260	262,827
State Center Community College District (GO) Series C
5.000%, 08/01/24	785	785,000
State of California (GO)
5.000%, 09/01/24	2,090	2,093,469
5.000%, 10/01/24	7,105	7,128,767
4.000%, 11/01/24	3,570	3,579,253
5.000%, 11/01/24	875	879,424
5.000%, 12/01/24	1,540	1,550,458
5.500%, 02/01/25	1,095	1,109,008
5.000%, 08/01/25	1,500	1,531,673
4.000%, 09/01/25	2,000	2,024,554
5.000%, 09/01/25	7,245	7,410,669
4.000%, 10/01/25	2,075	2,102,476
5.000%, 10/01/25	3,000	3,030,572
5.000%, 11/01/25	1,260	1,293,272

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 12/01/25	1,040	$1,069,322
5.000%, 03/01/26	1,250	1,263,843
5.000%, 08/01/26	5,285	5,510,091
4.000%, 09/01/26	1,320	1,350,796
5.000%, 09/01/26	2,000	2,086,421
3.500%, 08/01/27	2,905	2,948,107
5.000%, 08/01/27	1,175	1,197,874
5.000%, 11/01/27	245	261,574
5.000%, 12/01/27	1,245	1,331,333
5.000%, 04/01/28	1,685	1,813,231
5.000%, 08/01/28	2,085	2,257,738
5.000%, 10/01/28	990	992,800
4.000%, 09/01/32	100	101,052
5.000%, 10/01/32	720	721,878
5.000%, 10/01/35	2,030	2,088,040
4.000%, 11/01/35	1,000	1,016,835
4.000%, 09/01/36	1,960	1,969,952
State of California (GO) (AMBAC)
5.000%, 02/01/27	810	852,023
State of California Department of Water Resources (RB) Series AS
5.000%, 12/01/24	1,490	1,501,118
State of California Department of Water Resources (RB) Series BB
5.000%, 12/01/25	240	247,404
Stockton Unified School District (GO)
5.000%, 08/01/25	720	733,804
5.000%, 08/01/26	2,880	2,959,116
Stockton Unified School District (GO) Series B
5.000%, 08/01/26	300	312,208
Stockton Unified School District (GO) Series C
5.000%, 08/01/25	735	749,091
Sweetwater Union High School District (GO) (BAM)
5.000%, 08/01/26	275	275,431
5.000%, 08/01/28	2,000	2,003,021
Sylvan Union School District (GO) Series C
5.000%, 08/01/25	380	388,040
Tahoe-Truckee Unified School District (GO) Series C
5.000%, 08/01/26	100	104,446
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Torrance Unified School District (GO) Series U
4.000%, 08/01/33	2,030	$2,030,200
Ukiah Public Financing Authority (RB)
4.000%, 04/01/28	425	435,126
University of California (RB) Series BS
5.000%, 05/15/26	2,285	2,373,828
University of California (RB) Series AR
5.000%, 05/15/32	1,565	1,619,897
University of California (RB) Series BX
5.000%, 05/15/26	3,165	3,288,037
Washington Union School District/Monterey County (GO)
5.000%, 08/01/27	135	143,733
West Valley-Mission Community College District (GO) Series B
5.000%, 08/01/27	220	234,937
4.000%, 08/01/34	1,260	1,264,339
Western Placer Unified School District (RN)
5.000%, 06/30/25	1,070	1,088,939
TOTAL MUNICIPAL BONDS (Cost $304,621,590)		304,181,675
COMMERCIAL PAPER — (0.5%)
California Statewide Communities Development Authority
3.550%, 10/03/24	1,495	1,494,689

	Shares
INVESTMENT COMPANIES — (1.4%)
BlackRock Liquidity Funds MuniCash (Cost $4,511,426)	4,510,975	4,511,426
TOTAL INVESTMENTS — (100.0%)
(Cost $310,628,016)^^		$310,187,790

DFA California Municipal Real Return Portfolio
CONTINUED
As of July 31, 2024, DFA California Municipal Real Return Portfolio had entered into the following outstanding Inflation Swaps:
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	3.020%	Fixed	CPI	Maturity	USD	9,000,000	12/30/25	—	—	$335,595	$335,595
Bank of America Corp.	2.940%	Fixed	CPI	Maturity	USD	5,000,000	10/19/26	—	—	226,556	226,556
Bank of America Corp.	2.915%	Fixed	CPI	Maturity	USD	5,000,000	12/09/27	—	—	189,682	189,682
Bank of America Corp.	2.847%	Fixed	CPI	Maturity	USD	5,000,000	12/27/27	—	—	185,246	185,246
Bank of America Corp.	2.827%	Fixed	CPI	Maturity	USD	4,000,000	01/11/28	—	—	139,636	139,636
Bank of America Corp.	2.737%	Fixed	CPI	Maturity	USD	10,000,000	08/05/26	—	—	672,490	672,490
Bank of America Corp.	2.581%	Fixed	CPI	Maturity	USD	4,000,000	06/18/28	—	—	325,547	325,547
Bank of America Corp.	2.577%	Fixed	CPI	Maturity	USD	5,000,000	07/15/29	—	—	374,666	374,666
Bank of America Corp.	2.497%	Fixed	CPI	Maturity	USD	10,000,000	06/28/29	—	—	844,597	844,597
Bank of America Corp.	2.419%	Fixed	CPI	Maturity	USD	7,000,000	08/29/24	—	—	40,504	40,504
Bank of America Corp.	2.404%	Fixed	CPI	Maturity	USD	22,000,000	02/27/25	—	—	3,964	3,964
Bank of America Corp.	2.367%	Fixed	CPI	Maturity	USD	6,000,000	07/17/25	—	—	547,058	547,058
Bank of America Corp.	2.317%	Fixed	CPI	Maturity	USD	6,000,000	05/09/25	—	—	570,755	570,755
Bank of America Corp.	2.261%	Fixed	CPI	Maturity	USD	6,000,000	11/13/24	—	—	8,873	8,873
Bank of America Corp.	2.244%	Fixed	CPI	Maturity	USD	5,000,000	11/24/24	—	—	4,318	4,318
Bank of America Corp.	2.100%	Fixed	CPI	Maturity	USD	8,000,000	02/09/25	—	—	20,907	20,907
Bank of America Corp.	2.065%	Fixed	CPI	Maturity	USD	9,000,000	12/12/26	—	—	1,064,374	1,064,374
Bank of America Corp.	2.030%	Fixed	CPI	Maturity	USD	15,000,000	01/16/25	—	—	40,862	40,862
Bank of America Corp.	1.961%	Fixed	CPI	Maturity	USD	4,000,000	12/17/24	—	—	502,572	502,572
Citibank, N.A.	3.244%	Fixed	CPI	Maturity	USD	4,000,000	02/15/25	—	—	109,984	109,984
Citibank, N.A.	2.924%	Fixed	CPI	Maturity	USD	5,000,000	09/14/24	—	—	319,884	319,884
Citibank, N.A.	2.737%	Fixed	CPI	Maturity	USD	10,000,000	09/21/24	—	—	20,813	20,813
Citibank, N.A.	2.657%	Fixed	CPI	Maturity	USD	10,000,000	10/18/24	—	—	3,240	3,240
Citibank, N.A.	2.198%	Fixed	CPI	Maturity	USD	7,000,000	12/21/24	—	—	4,872	4,872
Citibank, N.A.	2.179%	Fixed	CPI	Maturity	USD	19,000,000	12/18/24	—	—	17,633	17,633
Citibank, N.A.	2.163%	Fixed	CPI	Maturity	USD	10,000,000	02/01/25	—	—	17,695	17,695
Citibank, N.A.	1.986%	Fixed	CPI	Maturity	USD	6,000,000	02/20/26	—	—	746,317	746,317
Citibank, N.A.	1.808%	Fixed	CPI	Maturity	USD	4,000,000	07/01/25	—	—	520,865	520,865
Morgan Stanley and Co. International	2.173%	Fixed	CPI	Maturity	USD	11,000,000	01/24/25	—	—	16,953	16,953
Total Appreciation										$7,876,458	$7,876,458
Bank of America Corp.	2.559%	Fixed	CPI	Maturity	USD	12,000,000	05/13/25	—	—	(67,121)	(67,121)
Bank of America Corp.	2.532%	Fixed	CPI	Maturity	USD	6,000,000	04/03/25	—	—	(15,238)	(15,238)
Bank of America Corp.	2.489%	Fixed	CPI	Maturity	USD	5,000,000	05/16/25	—	—	(25,401)	(25,401)
Bank of America Corp.	2.450%	Fixed	CPI	Maturity	USD	11,000,000	06/05/25	—	—	(61,928)	(61,928)
Citibank, N.A.	2.520%	Fixed	CPI	Maturity	USD	12,000,000	03/13/25	—	—	(18,972)	(18,972)
Citibank, N.A.	2.428%	Fixed	CPI	Maturity	USD	9,000,000	02/16/25	—	—	(3,395)	(3,395)
Citibank, N.A.	1.990%	Fixed	CPI	Maturity	USD	9,000,000	07/22/25	—	—	(8,641)	(8,641)

DFA California Municipal Real Return Portfolio
CONTINUED
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Morgan Stanley and Co. International	1.927%	Fixed	CPI	Maturity	USD	12,000,000	07/30/25	—	—	$(1,737)	$(1,737)
Total (Depreciation)										$(202,433)	$(202,433)
Total Appreciation (Depreciation)										$7,674,025	$7,674,025
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$304,181,675	—	$304,181,675
Commercial Paper	—	1,494,689	—	1,494,689
Investment Companies	$4,511,426	—	—	4,511,426
Total Investments in Securities	$4,511,426	$305,676,364	—	$310,187,790
Financial Instruments
Assets
Swap Agreements**	—	7,876,458	—	7,876,458
Liabilities
Swap Agreements**	—	(202,433)	—	(202,433)
Total Financial Instruments	—	$7,674,025	—	$7,674,025
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Global Core Plus Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (8.6%)
Federal Farm Credit Banks Funding Corp.
	2.630%, 08/03/26		67	$64,837
Government National Mortgage Association, TBA
	6.000%, 08/20/54 TBA		24,192	24,475,553
Uniform Mortgage-Backed Security, TBA
	2.000%, 08/01/54 TBA		76,325	61,390,919
	2.500%, 08/01/54 TBA		71,097	59,611,327
	6.000%, 08/01/54 TBA		39,909	40,474,931
	6.500%, 08/01/54 TBA		59,123	60,629,504
TOTAL AGENCY OBLIGATIONS				246,647,071
BONDS — (81.8%)
AUSTRALIA — (6.3%)
APA Infrastructure Ltd.
	3.500%, 03/22/30	GBP	1,400	1,650,929
	2.000%, 07/15/30	EUR	1,367	1,348,207
Australia & New Zealand Banking Group Ltd., Floating Rate Note, SOFR + 0.560%, FRN
(r)	5.928%, 03/18/26		6,900	6,908,518
BHP Billiton Finance Ltd.
	3.250%, 09/25/24	GBP	1,200	1,537,230
	1.500%, 04/29/30	EUR	1,000	978,251
	3.125%, 04/29/33	EUR	3,000	3,143,230
BNZ International Funding Ltd.
	0.375%, 09/14/24	EUR	3,290	3,545,683
Buckeye Partners LP
	3.950%, 12/01/26		87	83,851
Commonwealth Bank of Australia, Floating Rate Note, SOFR + 0.400%, FRN
(r)Ω	5.748%, 07/07/25		1,000	1,000,040
FMG Resources August 2006 Pty. Ltd.
Ω	4.500%, 09/15/27		1,800	1,726,443
Ω	5.875%, 04/15/30		700	689,816
Ω	4.375%, 04/01/31		2,100	1,898,102
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
Glencore Funding LLC
Ω	2.500%, 09/01/30		910	$790,189
Ω	2.850%, 04/27/31		3,000	2,582,188
National Australia Bank Ltd.
Ω	1.388%, 01/12/25		882	866,690
(r)	SOFR + 0.760%, FRN, 6.124%, 05/13/25		1,000	1,002,545
(r)	SOFR + 0.860%, FRN, 6.227%, 06/09/25		5,835	5,860,090
National Australia Bank Ltd., Floating Rate Note, SOFR + 0.620%, FRN
(r)Ω	5.988%, 06/11/27		5,000	5,002,555
New South Wales Treasury Corp.
	1.500%, 02/20/32	AUD	14,820	7,779,768
	2.000%, 03/08/33	AUD	8,000	4,220,018
	1.750%, 03/20/34	AUD	9,200	4,576,064
	4.250%, 02/20/36	AUD	18,900	11,479,400
Queensland Treasury Corp.
	1.500%, 08/20/32	AUD	9,700	5,001,623
	1.750%, 07/20/34	AUD	34,000	16,673,529
Rio Tinto Alcan, Inc.
	5.750%, 06/01/35		1,000	1,071,383
Rio Tinto Finance USA Ltd.
	5.200%, 11/02/40		3,000	2,982,325
South Australian Government Financing Authority
	1.750%, 05/24/32	AUD	29,500	15,639,696
Treasury Corp. of Victoria
	1.500%, 09/10/31	AUD	5,000	2,658,244
	4.250%, 12/20/32	AUD	10,800	6,818,357
	2.250%, 09/15/33	AUD	6,000	3,162,448
	2.250%, 11/20/34	AUD	51,000	25,922,185
	2.000%, 09/17/35	AUD	21,100	10,162,170
	2.000%, 11/20/37	AUD	12,000	5,365,295
Western Australian Treasury Corp.
	2.000%, 10/24/34	AUD	15,500	7,850,333
Westpac Banking Corp.
	1.019%, 11/18/24		3,000	2,960,850
Westpac Banking Corp., Floating Rate Note, SOFR + 0.420%, FRN
(r)	5.789%, 04/16/26		5,000	4,996,201
TOTAL AUSTRALIA				179,934,446

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

BELGIUM — (0.7%)
	Anheuser-Busch InBev Worldwide, Inc.
	4.350%, 06/01/40		7,000	$6,340,829
	Dexia SA
	0.250%, 12/11/24	GBP	8,300	10,483,555
	Euroclear Bank SA
	1.250%, 09/30/24	GBP	2,000	2,552,848
	TOTAL BELGIUM			19,377,232
CANADA — (4.6%)
	Alimentation Couche-Tard, Inc.
Ω	3.550%, 07/26/27		1,620	1,564,285
Bank of Montreal
	2.700%, 09/11/24	CAD	4,100	2,963,261
	1.500%, 12/18/24	GBP	2,000	2,532,300
Bank of Nova Scotia
	2.150%, 08/01/31		500	421,667
	2.450%, 02/02/32		14,891	12,658,946
Canada Government Bonds
	2.750%, 08/01/24	CAD	26,000	18,831,710
	3.000%, 11/01/24	CAD	14,000	10,103,495
	Canadian Natural Resources Ltd.
	6.250%, 03/15/38		7,295	7,719,433
	CI Financial Corp.
	3.200%, 12/17/30		7,053	5,686,930
Fairfax Financial Holdings Ltd.
	2.750%, 03/29/28	EUR	461	484,435
	4.850%, 04/17/28		1,000	997,186
	4.625%, 04/29/30		200	195,379
	Magna International, Inc.
	4.375%, 03/17/32	EUR	1,720	1,976,769
	Methanex Corp.
	5.250%, 12/15/29		3,260	3,172,649
	Nutrien Ltd.
	3.000%, 04/01/25		40	39,395
	Province of British Columbia
	6.500%, 01/15/26		93	95,321
	Province of Ontario
	2.300%, 09/08/24	CAD	22,000	15,895,643
Royal Bank of Canada
	4.810%, 12/16/24	CAD	600	434,991
	3.403%, 03/24/25	CAD	18,700	13,466,736
	2.300%, 11/03/31		300	254,998
	3.875%, 05/04/32		8,000	7,488,098
Suncor Energy, Inc.
	5.950%, 12/01/34		1,700	1,779,734
	6.800%, 05/15/38		3,734	4,149,527
	6.500%, 06/15/38		152	167,761
	TC PipeLines LP
	3.900%, 05/25/27		2,000	1,934,988
Toronto-Dominion Bank
	1.952%, 04/08/30	EUR	13,200	13,197,457
	3.200%, 03/10/32		1,000	888,388
			Face Amount^	Value†
			(000)

CANADA — (Continued)
	3.129%, 08/03/32	EUR	2,000	$2,104,327
TransCanada PipeLines Ltd.
	5.600%, 03/31/34		1,000	1,028,368
TOTAL CANADA				132,234,177
DENMARK — (0.0%)
DSV Finance BV
	1.375%, 03/16/30	EUR	400	391,415
FINLAND — (0.1%)
Nokia OYJ
	4.375%, 06/12/27		350	340,392
OP Corporate Bank PLC
	0.625%, 11/12/29	EUR	2,750	2,582,096
TOTAL FINLAND				2,922,488
FRANCE — (3.8%)
Banque Federative du Credit Mutuel SA
	2.625%, 11/06/29	EUR	4,500	4,657,515
	0.750%, 01/17/30	EUR	1,200	1,122,944
	1.250%, 06/03/30	EUR	1,700	1,611,837
	0.625%, 02/21/31	EUR	9,900	8,862,183
	1.125%, 01/19/32	EUR	2,700	2,446,051
Banque Stellantis France SACA
	0.000%, 01/22/25	EUR	3,000	3,189,139
BNP Paribas SA
	2.100%, 04/07/32	EUR	1,500	1,460,315
BPCE SA
#Ω	3.500%, 10/23/27		5,000	4,757,579
Ω	2.700%, 10/01/29		6,626	5,964,945
	0.250%, 01/14/31	EUR	5,300	4,722,857
	2.375%, 04/26/32	EUR	1,400	1,406,159
Caisse des Depots et Consignations
	1.125%, 12/16/24	GBP	1,000	1,266,541
Credit Agricole SA
	4.000%, 01/18/33	EUR	7,500	8,458,514
Electricite de France SA
Ω	3.625%, 10/13/25		40	39,301
	5.875%, 07/18/31	GBP	3,200	4,257,286
	6.125%, 06/02/34	GBP	1,500	2,001,220
French Republic Government Bonds OAT
	1.250%, 05/25/38	EUR	16,250	13,772,388
Ile-de-France Mobilites
	3.700%, 06/14/38	EUR	6,000	6,610,986
SNCF Reseau
	5.250%, 01/31/35	GBP	10,050	13,606,208
Societe Generale SA
#Ω	4.750%, 09/14/28		1,000	988,822
Ω	3.000%, 01/22/30		1,400	1,247,322
	4.250%, 11/16/32	EUR	1,000	1,142,477

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

FRANCE — (Continued)
Unibail-Rodamco-Westfield SE
	1.875%, 01/15/31	EUR	500	$488,146
Vinci SA
	3.375%, 10/17/32	EUR	5,000	5,456,325
WEA Finance LLC
Ω	3.500%, 06/15/29		9,550	8,761,402
TOTAL FRANCE				108,298,462
GERMANY — (2.7%)
BASF SE
	3.750%, 06/29/32	EUR	8,400	9,332,434
Bayer Capital Corp. BV
	2.125%, 12/15/29	EUR	900	900,815
Bayer U.S. Finance II LLC
Ω	5.500%, 08/15/25		26	25,916
Daimler Truck Finance North America LLC
Ω	5.500%, 09/20/33		600	615,884
Deutsche Telekom AG
	3.125%, 02/06/34	GBP	3,000	3,358,456
E.ON International Finance BV
	6.375%, 06/07/32	GBP	2,150	3,002,309
Fresenius Medical Care AG
	1.500%, 05/29/30	EUR	3,000	2,909,354
Fresenius Medical Care U.S. Finance III, Inc.
Ω	3.750%, 06/15/29		4,000	3,690,818
Ω	2.375%, 02/16/31		8,100	6,591,150
Fresenius SE & Co. KGaA
	2.875%, 05/24/30	EUR	2,500	2,622,901
HOWOGE Wohnungsbaugesellschaft GmbH
	1.125%, 11/01/33	EUR	200	175,694
Kreditanstalt fuer Wiederaufbau
	5.000%, 09/10/24	GBP	3,500	4,497,815
Landeskreditbank Baden-Wuerttemberg Foerderbank
	0.375%, 12/09/24	GBP	5,600	7,080,081
Mercedes-Benz Finance North America LLC
Ω	2.625%, 03/10/30		170	152,985
Siemens Financieringsmaatschappij NV
	3.375%, 02/22/37	EUR	1,800	1,952,141
Ω	2.875%, 03/11/41		6,000	4,504,382
State of North Rhine-Westphalia
	0.625%, 12/16/24	GBP	3,000	3,792,746
T-Mobile USA, Inc.
	4.375%, 04/15/40		6,700	5,940,824
			Face Amount^	Value†
			(000)

GERMANY — (Continued)
Volkswagen Financial Services NV
	1.875%, 12/03/24	GBP	1,000	$1,269,995
	0.875%, 02/20/25	GBP	3,000	3,767,485
	4.250%, 10/09/25	GBP	600	760,948
Volkswagen Leasing GmbH
	0.625%, 07/19/29	EUR	5,000	4,720,341
ZF North America Capital, Inc.
Ω	4.750%, 04/29/25		3,010	2,975,982
Ω	7.125%, 04/14/30		3,908	4,056,637
TOTAL GERMANY				78,698,093
HONG KONG — (0.6%)
Prudential Funding Asia PLC
	3.125%, 04/14/30		100	91,831
	3.625%, 03/24/32		19,800	17,940,984
TOTAL HONG KONG				18,032,815
IRELAND — (0.1%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	3.400%, 10/29/33		4,000	3,453,013
	3.850%, 10/29/41		1,000	806,259
TOTAL IRELAND				4,259,272
ITALY — (1.4%)
Eni SpA
	0.625%, 01/23/30	EUR	1,000	945,149
Intesa Sanpaolo SpA
Ω	3.875%, 07/14/27		1,500	1,442,044
	1.750%, 07/04/29	EUR	3,800	3,826,810
Ω	4.000%, 09/23/29		2,000	1,884,344
	2.500%, 01/15/30	GBP	3,850	4,335,202
	1.350%, 02/24/31	EUR	1,400	1,312,771
	5.625%, 03/08/33	EUR	500	606,396
Italy Buoni Poliennali Del Tesoro
	5.000%, 08/01/34	EUR	4,000	4,832,462
	4.000%, 02/01/37	EUR	6,000	6,660,090
Snam SpA
	0.625%, 06/30/31	EUR	7,000	6,300,687
UniCredit SpA
	1.625%, 01/18/32	EUR	7,400	7,030,649
TOTAL ITALY				39,176,604
JAPAN — (10.3%)
7-Eleven, Inc.
Ω	1.800%, 02/10/31		209	171,611
Ω	2.500%, 02/10/41		5,400	3,623,488
Aircastle Ltd.
Ω	2.850%, 01/26/28		1,500	1,379,141
Japan Government Ten Year Bonds
	0.100%, 06/20/27	JPY	632,000	4,172,748

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

JAPAN — (Continued)
	0.200%, 03/20/32	JPY	4,000,000	$25,412,770
	0.200%, 09/20/32	JPY	4,580,000	28,901,342
	0.500%, 12/20/32	JPY	3,000,000	19,352,158
	0.400%, 06/20/33	JPY	4,500,000	28,613,998
Japan Government Thirty Year Bonds
	2.400%, 03/20/34	JPY	1,440,000	10,805,791
Japan Government Twenty Year Bonds
	1.500%, 03/20/34	JPY	1,500,000	10,436,067
	1.400%, 09/20/34	JPY	2,700,000	18,539,621
	1.200%, 09/20/35	JPY	3,550,000	23,694,393
	0.400%, 03/20/36	JPY	4,630,000	28,081,651
	0.600%, 09/20/37	JPY	2,200,000	13,302,213
	0.500%, 12/20/41	JPY	2,268,000	12,398,642
Mitsubishi UFJ Financial Group, Inc.
	3.195%, 07/18/29		4,053	3,776,583
	2.559%, 02/25/30		5,000	4,459,836
	3.556%, 06/15/32	EUR	4,069	4,509,451
	3.751%, 07/18/39		3,155	2,733,309
Mizuho Financial Group, Inc.
	0.402%, 09/06/29	EUR	7,784	7,347,111
	0.797%, 04/15/30	EUR	923	869,384
	0.693%, 10/07/30	EUR	1,620	1,487,435
	2.096%, 04/08/32	EUR	2,850	2,803,105
Nissan Motor Acceptance Co. LLC
Ω	2.450%, 09/15/28		800	703,814
Nissan Motor Co. Ltd.
Ω	4.810%, 09/17/30		6,300	5,934,712
Nomura Holdings, Inc.
	3.103%, 01/16/30		10,168	9,180,342
Sumitomo Mitsui Financial Group, Inc.
#	3.944%, 07/19/28		700	681,533
	3.040%, 07/16/29		9,750	8,987,028
	0.632%, 10/23/29	EUR	2,000	1,888,366
	2.750%, 01/15/30		790	709,760
	2.130%, 07/08/30		4,000	3,429,868
	2.222%, 09/17/31		6,000	4,995,980
TOTAL JAPAN				293,383,251
LUXEMBOURG — (0.0%)
JAB Holdings BV
	1.000%, 07/14/31	EUR	800	737,506
NETHERLANDS — (0.9%)
ABN AMRO Bank NV
	3.750%, 04/20/25	EUR	4,000	4,332,402
BNG Bank NV
	1.600%, 11/27/30	AUD	3,000	1,638,773
Cooperatieve Rabobank UA
	1.375%, 01/10/25		2,350	2,308,326
			Face Amount^	Value†
			(000)

NETHERLANDS — (Continued)
	Heineken NV
	4.125%, 03/23/35	EUR	1,500	$1,709,690
	Koninklijke KPN NV
	5.750%, 09/17/29	GBP	1,500	2,004,359
	Nederlandse Waterschapsbank NV
	2.000%, 12/16/24	GBP	11,700	14,864,553
	TOTAL NETHERLANDS			26,858,103
NORWAY — (0.4%)
	Aker BP ASA
Ω	6.000%, 06/13/33		1,000	1,032,699
	DNB Boligkreditt AS, Floating Rate Note, 3M NIBOR + 0.420%, FRN
(r)	5.150%, 06/20/25	NOK	20,000	1,838,176
Kommunalbanken AS
	1.000%, 10/18/24	CAD	1,672	1,202,074
	1.000%, 12/12/24	GBP	4,760	6,028,594
	SpareBank 1 Boligkreditt AS
	2.450%, 10/17/24	NOK	10,000	911,701
	TOTAL NORWAY			11,013,244
SPAIN — (0.4%)
	Merlin Properties Socimi SA
	2.375%, 09/18/29	EUR	300	307,153
Santander Holdings USA, Inc.
	4.500%, 07/17/25		206	203,972
	4.400%, 07/13/27		2,000	1,960,005
	Santander U.K. PLC
	3.875%, 10/15/29	GBP	1,478	1,812,485
Telefonica Emisiones SA
	5.445%, 10/08/29	GBP	650	859,694
	7.045%, 06/20/36		4,530	5,072,881
	Telefonica Europe BV
	8.250%, 09/15/30		500	578,416
	TOTAL SPAIN			10,794,606
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (1.8%)
	Asian Development Bank
	2.500%, 12/19/24	GBP	2,000	2,545,179
	European Investment Bank
	2.150%, 01/18/27	JPY	1,009,600	7,030,228
Inter-American Development Bank
	1.700%, 10/10/24	CAD	2,600	1,873,247
	1.375%, 12/15/24	GBP	20,634	26,165,290
	International Bank for Reconstruction & Development
	1.900%, 01/16/25	CAD	1,762	1,261,968
International Finance Corp.
	2.875%, 12/18/24	GBP	4,300	5,480,299

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
	1.250%, 02/06/31	AUD	3,000	$1,605,246
	1.500%, 04/15/35	AUD	10,100	4,807,399
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				50,768,856
SWITZERLAND — (0.7%)
Novartis Capital Corp.
	3.700%, 09/21/42		200	167,451
UBS AG
	0.500%, 03/31/31	EUR	4,000	3,605,455
UBS Group AG
	0.875%, 11/03/31	EUR	17,900	16,109,014
	0.625%, 02/24/33	EUR	200	168,917
TOTAL SWITZERLAND				20,050,837
UNITED KINGDOM — (4.5%)
Ashtead Capital, Inc.
Ω	2.450%, 08/12/31		300	249,210
Ω	5.500%, 08/11/32		1,000	999,421
Ω	5.950%, 10/15/33		5,000	5,135,403
Barclays PLC
	4.375%, 01/12/26		2,000	1,981,423
	3.250%, 02/12/27	GBP	1,657	2,038,209
	3.250%, 01/17/33	GBP	7,500	8,236,235
BAT Capital Corp.
	2.726%, 03/25/31		4,000	3,466,428
BAT International Finance PLC
	3.125%, 03/06/29	EUR	3,200	3,394,421
	2.250%, 01/16/30	EUR	6,500	6,551,149
British Telecommunications PLC
	5.125%, 12/04/28		1,000	1,013,121
Ω	3.250%, 11/08/29		600	559,918
	3.125%, 11/21/31	GBP	1,500	1,716,495
CK Hutchison Group Telecom Finance SA
	1.500%, 10/17/31	EUR	2,000	1,873,184
HSBC Holdings PLC
	0.875%, 09/06/24	EUR	343	370,154
	4.950%, 03/31/30		2,000	2,012,583
Lloyds Banking Group PLC
	3.750%, 01/11/27		3,500	3,409,335
LSEGA Financing PLC
Ω	3.200%, 04/06/41		1,736	1,333,322
National Grid PLC
	0.750%, 09/01/33	EUR	5,000	4,190,136
	4.275%, 01/16/35	EUR	500	561,176
Nationwide Building Society
	3.250%, 09/05/29	EUR	4,800	5,185,813
NatWest Group PLC
	4.800%, 04/05/26		2,600	2,590,228
Rolls-Royce PLC
Ω	3.625%, 10/14/25		3,000	2,920,277
	3.375%, 06/18/26	GBP	800	992,445
		Face Amount^	Value†
		(000)

UNITED KINGDOM — (Continued)
Smith & Nephew PLC
2.032%, 10/14/30		200	$169,728
Southern Gas Networks PLC
1.250%, 12/02/31	GBP	4,200	4,180,471
Transport for London
4.000%, 09/12/33	GBP	5,900	7,078,905
U.K. Gilts
1.125%, 01/31/39	GBP	61,800	52,618,915
Vodafone Group PLC
4.200%, 12/13/27	AUD	1,800	1,148,848
6.150%, 02/27/37		1,772	1,919,231
TOTAL UNITED KINGDOM			127,896,184
UNITED STATES — (42.5%)
Abbott Laboratories
5.300%, 05/27/40		8,660	8,986,729
AbbVie, Inc.
3.800%, 03/15/25		29	28,724
4.050%, 11/21/39		2,230	1,992,014
4.400%, 11/06/42		500	451,091
Advance Auto Parts, Inc.
# 3.900%, 04/15/30		700	645,653
# 3.500%, 03/15/32		2,600	2,256,958
AECOM
5.125%, 03/15/27		5,660	5,592,048
Aetna, Inc.
6.750%, 12/15/37		700	771,630
Affiliated Managers Group, Inc.
3.300%, 06/15/30		3,100	2,831,181
Air Products & Chemicals, Inc.
4.000%, 03/03/35	EUR	7,250	8,201,750
Aircastle Ltd.
4.250%, 06/15/26		500	490,958
Alabama Power Co.
2.800%, 04/01/25		30	29,507
Allstate Corp.
5.950%, 04/01/36		600	643,043
Ally Financial, Inc.
8.000%, 11/01/31		7,775	8,749,094
Altria Group, Inc.
2.200%, 06/15/27	EUR	4,700	4,936,785
3.125%, 06/15/31	EUR	4,118	4,224,818
2.450%, 02/04/32		612	508,086
5.800%, 02/14/39		1,000	1,028,870
4.500%, 05/02/43		1,000	845,574
Amazon.com, Inc.
3.875%, 08/22/37		400	362,577
2.875%, 05/12/41		12,800	9,752,681
American Tower Corp.
0.875%, 05/21/29	EUR	1,000	959,339
0.950%, 10/05/30	EUR	2,000	1,856,578
1.000%, 01/15/32	EUR	3,247	2,911,452

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	4.050%, 03/15/32		2,725	$2,560,119
	Ameriprise Financial, Inc.
	4.500%, 05/13/32		700	684,498
Amgen, Inc.
	3.125%, 05/01/25		37	36,404
	3.350%, 02/22/32		655	594,741
	3.150%, 02/21/40		2,000	1,533,900
	4.950%, 10/01/41		1,500	1,410,407
	Apache Corp.
	6.000%, 01/15/37		500	510,717
Apple, Inc.
	2.500%, 02/09/25		53	52,250
	3.000%, 06/20/27		64	61,752
	2.375%, 02/08/41		7,000	5,010,085
	3.850%, 05/04/43		8,000	6,930,061
Ares Capital Corp.
	3.875%, 01/15/26		4,000	3,898,180
	3.200%, 11/15/31		3,700	3,128,548
Arizona Public Service Co.
	2.600%, 08/15/29		800	723,512
	2.200%, 12/15/31		500	412,790
	5.050%, 09/01/41		700	656,111
	Arrow Electronics, Inc.
	3.875%, 01/12/28		2,203	2,113,116
	Ashland, Inc.
Ω	3.375%, 09/01/31		12,070	10,400,826
	Assurant, Inc.
	2.650%, 01/15/32		4,450	3,728,760
AT&T, Inc.
	4.375%, 09/14/29	GBP	500	627,301
	2.600%, 12/17/29	EUR	1,463	1,532,963
	3.550%, 12/17/32	EUR	1,500	1,637,591
	2.550%, 12/01/33		181	148,018
	4.850%, 03/01/39		1,700	1,605,273
	3.500%, 06/01/41		4,355	3,426,655
	4.300%, 12/15/42		3,500	2,998,739
AutoNation, Inc.
	2.400%, 08/01/31		7,300	6,028,883
	3.850%, 03/01/32		8,000	7,257,906
	AutoZone, Inc.
	3.250%, 04/15/25		72	70,917
Avnet, Inc.
	4.625%, 04/15/26		65	64,370
	3.000%, 05/15/31		555	475,644
	Ball Corp.
	2.875%, 08/15/30		5,865	5,037,986
Bank of America Corp.
	2.300%, 07/25/25	GBP	200	250,250
	5.875%, 02/07/42		13,200	14,141,225
	Bath & Body Works, Inc.
	5.250%, 02/01/28		2,000	1,959,827
	Baxter International, Inc.
	1.300%, 05/15/29	EUR	1,300	1,285,464
	Belo Corp.
	7.250%, 09/15/27		1,000	1,010,577
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Berkshire Hathaway Finance Corp.
	1.450%, 10/15/30		100	$84,346
	2.000%, 03/18/34	EUR	6,500	6,275,152
	2.375%, 06/19/39	GBP	15,000	13,920,890
	4.400%, 05/15/42		200	187,440
Berkshire Hathaway, Inc.
	0.440%, 09/13/29	JPY	2,020,000	12,917,604
	0.437%, 04/15/31	JPY	2,050,000	12,722,546
	0.472%, 01/23/32	JPY	1,100,000	6,707,006
#	4.500%, 02/11/43		200	192,210
Black Hills Corp.
	4.350%, 05/01/33		2,250	2,077,917
BlackRock, Inc.
	1.250%, 05/06/25	EUR	7,800	8,293,569
	4.750%, 05/25/33		5,000	5,004,034
Block Financial LLC
	2.500%, 07/15/28		1,500	1,366,080
Block, Inc.
	3.500%, 06/01/31		9,932	8,615,029
Boardwalk Pipelines LP
	3.600%, 09/01/32		1,700	1,497,773
Boeing Co.
	2.500%, 03/01/25		75	73,538
	2.950%, 02/01/30		500	439,693
Booking Holdings, Inc.
	4.750%, 11/15/34	EUR	5,000	5,951,790
BorgWarner, Inc.
	1.000%, 05/19/31	EUR	1,600	1,452,674
Boston Properties LP
	3.400%, 06/21/29		200	181,633
#	2.450%, 10/01/33		3,000	2,302,476
BP Capital Markets PLC
	1.231%, 05/08/31	EUR	4,750	4,490,097
	2.822%, 04/07/32	EUR	4,000	4,162,679
Brighthouse Financial, Inc.
#	5.625%, 05/15/30		749	767,722
Bristol-Myers Squibb Co.
	4.125%, 06/15/39		8,200	7,322,119
Brixmor Operating Partnership LP
	2.500%, 08/16/31		2,550	2,146,887
Broadcom, Inc.
	4.300%, 11/15/32		750	715,735
Ω	3.419%, 04/15/33		1,000	882,864
Ω	3.137%, 11/15/35		205	169,171
Ω	3.500%, 02/15/41		14,600	11,496,595
Broadstone Net Lease LLC
	2.600%, 09/15/31		7,685	6,307,619
Brown & Brown, Inc.
	4.200%, 09/15/24		54	53,845
	4.500%, 03/15/29		800	784,768
Brunswick Corp.
	2.400%, 08/18/31		2,700	2,202,968
#	4.400%, 09/15/32		10,000	9,103,192
Campbell Soup Co.
	3.300%, 03/19/25		47	46,367

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Capital One Financial Corp.
	3.800%, 01/31/28		4,400	$4,243,693
	1.650%, 06/12/29	EUR	8,515	8,383,534
CBRE Services, Inc.
	5.950%, 08/15/34		1,713	1,797,368
Celanese U.S. Holdings LLC
	0.625%, 09/10/28	EUR	2,000	1,905,457
Chemours Co.
	5.375%, 05/15/27		1,600	1,537,055
Choice Hotels International, Inc.
	3.700%, 12/01/29		700	642,685
Chubb INA Holdings LLC
	0.300%, 12/15/24	EUR	750	801,002
Cigna Group
	4.800%, 08/15/38		7,336	6,963,590
Cisco Systems, Inc.
	5.500%, 01/15/40		1,000	1,038,970
Citigroup, Inc.
	8.125%, 07/15/39		3,400	4,361,272
	5.875%, 01/30/42		4,000	4,225,109
CME Group, Inc.
	5.300%, 09/15/43		7,628	7,856,053
CMS Energy Corp.
	3.600%, 11/15/25		37	36,167
	3.000%, 05/15/26		58	56,008
CNH Industrial Finance Europe SA
	1.625%, 07/03/29	EUR	2,550	2,552,909
CNO Financial Group, Inc.
	5.250%, 05/30/25		2,220	2,212,552
	5.250%, 05/30/29		1,600	1,574,878
Comcast Corp.
	0.750%, 02/20/32	EUR	4,700	4,243,266
	4.400%, 08/15/35		500	474,168
	4.600%, 10/15/38		4,600	4,318,986
	3.250%, 11/01/39		3,780	2,996,419
Conagra Brands, Inc.
	5.300%, 11/01/38		5,000	4,869,859
Consolidated Edison Co. of New York, Inc.
	3.300%, 12/01/24		15	14,885
	5.500%, 12/01/39		1,905	1,932,443
Constellation Energy Generation LLC
	6.250%, 10/01/39		1,500	1,608,823
Continental Resources, Inc.
Ω	5.750%, 01/15/31		3,000	3,019,194
Ω	2.875%, 04/01/32		3,000	2,490,305
COPT Defense Properties LP
	2.750%, 04/15/31		2,000	1,693,204
	2.900%, 12/01/33		2,875	2,321,298
Cox Communications, Inc.
Ω	3.850%, 02/01/25		79	78,298
Ω	3.500%, 08/15/27		800	768,758
Ω	4.800%, 02/01/35		8,000	7,471,514
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Ω	8.375%, 03/01/39		2,225	$2,684,941
	Crown Castle, Inc.
	2.900%, 04/01/41		1,600	1,142,370
	CSX Corp.
	6.150%, 05/01/37		3,000	3,300,312
CVS Health Corp.
	3.375%, 08/12/24		174	173,865
	3.250%, 08/15/29		300	277,832
	6.125%, 09/15/39		800	829,797
	4.125%, 04/01/40		1,000	828,155
	Dell, Inc.
	6.500%, 04/15/38		3,500	3,744,489
	Dentsply Sirona, Inc.
	3.250%, 06/01/30		5,000	4,459,301
Devon Energy Corp.
	5.600%, 07/15/41		197	189,040
	4.750%, 05/15/42		1,000	861,062
	Dick's Sporting Goods, Inc.
	3.150%, 01/15/32		12,700	11,018,077
	Digital Dutch Finco BV
	1.250%, 02/01/31	EUR	1,050	968,179
Discovery Communications LLC
	3.450%, 03/15/25		66	65,068
	1.900%, 03/19/27	EUR	5,700	5,865,688
	3.625%, 05/15/30		3,000	2,647,326
	Dominion Energy, Inc.
	4.900%, 08/01/41		1,500	1,360,545
Dow Chemical Co.
	1.125%, 03/15/32	EUR	1,932	1,768,778
	4.250%, 10/01/34		1,055	986,808
DPL, Inc.
	4.125%, 07/01/25		940	918,458
	4.350%, 04/15/29		5,029	4,722,421
Duke Energy Corp.
	3.850%, 06/15/34	EUR	5,000	5,366,217
	3.300%, 06/15/41		1,250	937,842
	DXC Technology Co.
	1.750%, 01/15/26	EUR	2,350	2,481,287
	Eagle Materials, Inc.
	2.500%, 07/01/31		500	430,264
Eastman Chemical Co.
	3.800%, 03/15/25		51	50,533
	1.875%, 11/23/26	EUR	5,000	5,261,380
	Edison International
	4.125%, 03/15/28		995	966,437
Elevance Health, Inc.
	3.500%, 08/15/24		58	57,950
	4.625%, 05/15/42		1,000	904,821
	4.650%, 01/15/43		2,000	1,799,412
	Emerson Electric Co.
	3.150%, 06/01/25		62	60,984
	Energy Transfer LP
	3.750%, 05/15/30		1,755	1,653,094
	EnerSys
Ω	4.375%, 12/15/27		3,700	3,551,264
	Entergy Corp.
	2.800%, 06/15/30		1,600	1,432,843

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
EPR Properties
	4.950%, 04/15/28		1,500	$1,468,250
	3.750%, 08/15/29		7,600	6,955,772
	3.600%, 11/15/31		6,000	5,197,028
EQM Midstream Partners LP
Ω	4.750%, 01/15/31		3,500	3,304,668
Equifax, Inc.
	3.250%, 06/01/26		900	871,088
	3.100%, 05/15/30		800	731,211
Equinix, Inc.
	2.500%, 05/15/31		545	468,011
Equitable Holdings, Inc.
	4.350%, 04/20/28		800	785,414
Exelon Corp.
	3.950%, 06/15/25		27	26,669
Expedia Group, Inc.
	3.250%, 02/15/30		1,000	920,863
Exxon Mobil Corp.
	0.835%, 06/26/32	EUR	3,000	2,711,036
	1.408%, 06/26/39	EUR	8,000	6,415,214
	2.995%, 08/16/39		200	157,912
	4.227%, 03/19/40		9,800	8,874,715
FedEx Corp.
	0.950%, 05/04/33	EUR	3,900	3,422,326
	4.900%, 01/15/34		600	599,315
Fidelity & Guaranty Life Holdings, Inc.
Ω	5.500%, 05/01/25		947	943,129
Fidelity National Financial, Inc.
	3.400%, 06/15/30		2,907	2,634,187
	2.450%, 03/15/31		2,350	1,970,301
Fidelity National Information Services, Inc.
	2.000%, 05/21/30	EUR	3,000	3,008,321
	3.100%, 03/01/41		39	28,714
Fiserv, Inc.
	1.625%, 07/01/30	EUR	10,300	10,082,842
	3.000%, 07/01/31	GBP	2,000	2,276,496
Five Corners Funding Trust II
Ω	2.850%, 05/15/30		1,500	1,356,848
Flex Ltd.
	4.875%, 06/15/29		549	542,434
	4.875%, 05/12/30		10,200	10,053,611
Flowserve Corp.
	3.500%, 10/01/30		300	275,158
	2.800%, 01/15/32		13,730	11,640,656
FMC Corp.
#	5.650%, 05/18/33		1,500	1,517,425
Ford Motor Co.
	3.250%, 02/12/32		1,000	839,431
Ford Motor Credit Co. LLC
	4.134%, 08/04/25		500	493,116
	5.113%, 05/03/29		301	294,836
	4.000%, 11/13/30		613	557,052
	3.625%, 06/17/31		1,000	875,815
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Fortune Brands Innovations, Inc.
	4.000%, 03/25/32		500	$465,060
Fox Corp.
	4.709%, 01/25/29		279	278,615
	5.476%, 01/25/39		1,000	985,377
GATX Corp.
	3.250%, 03/30/25		60	59,031
	3.250%, 09/15/26		32	30,927
	3.500%, 03/15/28		500	476,601
	3.500%, 06/01/32		3,065	2,721,011
General Motors Co.
	6.125%, 10/01/25		2,000	2,020,455
	4.200%, 10/01/27		1,400	1,368,929
	6.800%, 10/01/27		1,035	1,087,835
	5.150%, 04/01/38		1,000	941,652
General Motors Financial Co., Inc.
	3.600%, 06/21/30		1,000	919,332
#	2.700%, 06/10/31		2,500	2,118,516
	3.100%, 01/12/32		1,000	861,055
Gilead Sciences, Inc.
	2.600%, 10/01/40		960	680,891
	5.650%, 12/01/41		10,700	11,004,122
GlaxoSmithKline Capital PLC
	5.250%, 12/19/33	GBP	1,388	1,887,673
Global Payments, Inc.
	2.900%, 05/15/30		2,900	2,580,949
GLP Capital LP/GLP Financing II, Inc.
	5.300%, 01/15/29		500	499,032
	3.250%, 01/15/32		500	428,879
Goldman Sachs Group, Inc.
	3.800%, 03/15/30		950	905,466
	0.750%, 03/23/32	EUR	6,379	5,674,791
	6.125%, 02/15/33		684	742,812
Goodyear Tire & Rubber Co.
	4.875%, 03/15/27		2,739	2,671,526
Graphic Packaging International LLC
Ω	3.500%, 03/15/28		879	820,039
Ω	3.750%, 02/01/30		4,540	4,120,905
Halliburton Co.
	2.920%, 03/01/30		300	274,111
Hanesbrands, Inc.
Ω	4.875%, 05/15/26		7,800	7,639,526
Hasbro, Inc.
	6.350%, 03/15/40		1,350	1,403,377
HAT Holdings I LLC/HAT Holdings II LLC
#Ω	3.750%, 09/15/30		5,400	4,739,746
HCA, Inc.
	3.500%, 09/01/30		725	668,866
	7.500%, 11/06/33		273	309,414

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Healthcare Realty Holdings LP
	2.000%, 03/15/31		1,600	$1,293,896
	Hess Corp.
	5.600%, 02/15/41		5,500	5,593,014
Home Depot, Inc.
	5.875%, 12/16/36		500	543,602
	3.300%, 04/15/40		2,000	1,606,536
	5.400%, 09/15/40		2,500	2,550,096
	4.200%, 04/01/43		600	524,176
Howmet Aerospace, Inc.
	6.875%, 05/01/25		32	32,285
	6.750%, 01/15/28		700	737,389
#	5.950%, 02/01/37		500	525,452
HP, Inc.
#	5.500%, 01/15/33		2,000	2,056,568
#	6.000%, 09/15/41		10,400	10,854,310
	Humana, Inc.
	3.850%, 10/01/24		91	90,720
	Huntsman International LLC
	4.500%, 05/01/29		4,750	4,580,483
	Hyatt Hotels Corp.
	4.375%, 09/15/28		5,300	5,192,924
Intel Corp.
	4.600%, 03/25/40		1,200	1,107,627
	2.800%, 08/12/41		1,657	1,177,717
	5.625%, 02/10/43		11,900	12,131,344
	Intercontinental Exchange, Inc.
	2.650%, 09/15/40		2,611	1,866,029
International Business Machines Corp.
	0.650%, 02/11/32	EUR	13,860	12,450,287
	2.850%, 05/15/40		1,500	1,106,055
	International Flavors & Fragrances, Inc.
Ω	3.268%, 11/15/40		3,500	2,556,563
	Interpublic Group of Cos., Inc.
	4.650%, 10/01/28		500	496,670
	Interstate Power & Light Co.
	5.700%, 10/15/33		500	518,980
Invitation Homes Operating Partnership LP
	2.000%, 08/15/31		1,000	812,262
	2.700%, 01/15/34		2,100	1,701,042
	J M Smucker Co.
	3.500%, 03/15/25		58	57,288
	Jabil, Inc.
	3.600%, 01/15/30		1,483	1,370,955
	Jackson Financial, Inc.
	3.125%, 11/23/31		1,671	1,435,643
	Jacobs Engineering Group, Inc.
	5.900%, 03/01/33		750	766,439
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Janus Henderson U.S. Holdings, Inc.
	4.875%, 08/01/25		106	$105,397
Jefferies Financial Group, Inc.
	4.850%, 01/15/27		57	56,870
	2.625%, 10/15/31		1,200	1,001,031
	2.750%, 10/15/32		3,200	2,635,334
	John Deere Capital Corp., Floating Rate Note, SOFR + 0.790%, FRN
(r)	6.140%, 06/08/26		5,000	5,038,667
Johnson & Johnson
	2.450%, 03/01/26		38	36,836
	2.950%, 03/03/27		100	96,889
	2.100%, 09/01/40		5,000	3,446,050
JPMorgan Chase & Co.
	5.500%, 10/15/40		2,700	2,795,827
	5.600%, 07/15/41		11,700	12,259,348
	5.400%, 01/06/42		1,800	1,848,162
Juniper Networks, Inc.
	3.750%, 08/15/29		3,600	3,415,322
	2.000%, 12/10/30		750	624,450
	KB Home
	4.000%, 06/15/31		2,315	2,088,479
Kemper Corp.
	2.400%, 09/30/30		5,200	4,359,453
	3.800%, 02/23/32		3,500	3,064,374
	Kilroy Realty LP
	2.500%, 11/15/32		10,500	8,105,735
	Kimco Realty OP LLC
	1.900%, 03/01/28		250	226,592
Kinder Morgan Energy Partners LP
	4.250%, 09/01/24		500	499,005
	6.950%, 01/15/38		4,500	5,023,929
	5.000%, 08/15/42		1,000	897,925
	5.000%, 03/01/43		6,900	6,175,815
	Kroger Co.
	6.900%, 04/15/38		1,500	1,722,802
	Laboratory Corp. of America Holdings
	3.250%, 09/01/24		500	498,803
	Las Vegas Sands Corp.
	3.900%, 08/08/29		2,221	2,053,087
	Lazard Group LLC
	4.500%, 09/19/28		1,800	1,766,944
Lear Corp.
	3.800%, 09/15/27		1,829	1,768,867
	4.250%, 05/15/29		500	485,780
Liberty Mutual Group, Inc.
	2.750%, 05/04/26	EUR	5,200	5,555,744
Ω	4.569%, 02/01/29		78	77,357
	4.625%, 12/02/30	EUR	2,000	2,258,344
Lincoln National Corp.
#	3.050%, 01/15/30		7,900	7,192,506
#	3.400%, 01/15/31		127	114,959
	6.300%, 10/09/37		3,550	3,762,328

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	7.000%, 06/15/40		800	$896,459
Loews Corp.
	4.125%, 05/15/43		3,000	2,556,882
LYB International Finance II BV
	1.625%, 09/17/31	EUR	6,500	6,222,259
Marathon Petroleum Corp.
	3.625%, 09/15/24		96	95,731
Markel Group, Inc.
	3.350%, 09/17/29		4,300	4,029,835
Marriott International, Inc.
	3.750%, 03/15/25		1,500	1,483,123
	4.000%, 04/15/28		5,901	5,750,141
	4.650%, 12/01/28		650	647,450
	2.750%, 10/15/33		250	208,066
Mars, Inc.
Ω	3.600%, 04/01/34		595	540,437
Marsh & McLennan Cos., Inc.
	2.375%, 12/15/31		400	340,515
Merck & Co., Inc.
	2.750%, 02/10/25		136	134,168
Meta Platforms, Inc.
#	4.950%, 05/15/33		8,770	8,951,427
MetLife, Inc.
	6.500%, 12/15/32		281	311,317
	5.375%, 07/15/33		200	206,211
	6.375%, 06/15/34		2,600	2,869,813
	5.700%, 06/15/35		1,215	1,284,192
MGM Resorts International
	4.625%, 09/01/26		2,693	2,640,331
Micron Technology, Inc.
	5.327%, 02/06/29		550	559,004
	2.703%, 04/15/32		500	424,696
	3.366%, 11/01/41		1,500	1,120,881
Microsoft Corp.
#	5.300%, 02/08/41		12,000	13,326,479
Molina Healthcare, Inc.
Ω	3.875%, 11/15/30		500	452,170
#Ω	3.875%, 05/15/32		4,850	4,276,990
Molson Coors Beverage Co.
	5.000%, 05/01/42		4,600	4,323,170
Morgan Stanley
	1.750%, 01/30/25	EUR	2,000	2,144,552
	7.250%, 04/01/32		300	346,180
	6.375%, 07/24/42		3,527	3,996,224
Motorola Solutions, Inc.
	4.600%, 02/23/28		100	99,655
MPLX LP
	4.125%, 03/01/27		2,876	2,824,902
	4.000%, 03/15/28		1,500	1,458,080
	4.500%, 04/15/38		3,500	3,157,555
Nasdaq, Inc.
	0.900%, 07/30/33	EUR	1,000	865,673
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
National Rural Utilities Cooperative Finance Corp.
	8.000%, 03/01/32		1,232	$1,454,183
Nestle Capital Corp.
	4.750%, 03/22/36	GBP	10,000	12,885,353
Netflix, Inc.
Ω	5.375%, 11/15/29		500	517,249
NewMarket Corp.
	2.700%, 03/18/31		3,255	2,781,662
NextEra Energy Operating Partners LP
Ω	4.500%, 09/15/27		4,700	4,500,477
NIKE, Inc.
	3.250%, 03/27/40		6,400	5,119,666
Nordstrom, Inc.
	4.000%, 03/15/27		500	478,492
	4.375%, 04/01/30		2,300	2,091,148
NOV, Inc.
	3.600%, 12/01/29		2,000	1,876,900
Nucor Corp.
	3.125%, 04/01/32		2,300	2,043,829
NuStar Logistics LP
	5.625%, 04/28/27		432	430,400
Nuveen Finance LLC
Ω	4.125%, 11/01/24		32	31,873
NVIDIA Corp.
	3.500%, 04/01/40		1,000	848,471
Omnicom Group, Inc.
	4.200%, 06/01/30		300	290,529
OneMain Finance Corp.
	7.125%, 03/15/26		5,000	5,085,570
ONEOK, Inc.
	4.550%, 07/15/28		1,766	1,749,296
	4.350%, 03/15/29		1,273	1,247,146
	6.350%, 01/15/31		1,600	1,699,169
Oracle Corp.
	3.800%, 11/15/37		2,000	1,695,609
	6.125%, 07/08/39		1,400	1,484,705
	3.600%, 04/01/40		2,000	1,582,687
	5.375%, 07/15/40		1,100	1,073,326
	3.650%, 03/25/41		9,000	7,072,152
Owens Corning
	4.200%, 12/01/24		2,000	1,990,597
Ω	3.500%, 02/15/30		10,200	9,469,692
Paramount Global
	7.875%, 07/30/30		2,013	2,135,995
#	4.950%, 01/15/31		500	454,096
#	4.200%, 05/19/32		3,000	2,558,382
	5.500%, 05/15/33		400	356,279
Parker-Hannifin Corp.
	3.300%, 11/21/24		71	70,488
Perrigo Finance Unlimited Co.
	4.375%, 03/15/26		2,500	2,443,627
Pfizer, Inc.
	3.900%, 03/15/39		400	351,268

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Philip Morris International, Inc.
	3.250%, 11/10/24		68	$67,556
	2.875%, 05/14/29	EUR	2,650	2,820,888
	0.800%, 08/01/31	EUR	4,700	4,236,994
	Piedmont Operating Partnership LP
	3.150%, 08/15/30		5,300	4,381,191
Plains All American Pipeline LP/PAA Finance Corp.
	3.800%, 09/15/30		4,600	4,304,393
	6.700%, 05/15/36		800	861,570
	6.650%, 01/15/37		1,700	1,840,785
	4.300%, 01/31/43		534	434,307
	PNC Financial Services Group, Inc.
	2.550%, 01/22/30		1,100	986,410
	Primerica, Inc.
	2.800%, 11/19/31		4,350	3,727,847
Principal Financial Group, Inc.
	6.050%, 10/15/36		500	537,944
	4.625%, 09/15/42		1,000	908,495
Progress Energy, Inc.
	7.750%, 03/01/31		730	837,877
	7.000%, 10/30/31		630	702,287
Prologis Euro Finance LLC
	0.625%, 09/10/31	EUR	1,493	1,337,607
	0.500%, 02/16/32	EUR	11,500	9,979,674
Prologis International Funding II SA
	2.375%, 11/14/30	EUR	4,550	4,604,206
	1.625%, 06/17/32	EUR	1,000	935,053
	Prudential Financial, Inc.
	3.000%, 03/10/40		400	304,885
	Public Service Enterprise Group, Inc.
	8.625%, 04/15/31		575	669,941
	Public Storage Operating Co.
	0.875%, 01/24/32	EUR	9,400	8,520,602
	PulteGroup, Inc.
	6.000%, 02/15/35		800	844,070
	PVH Corp.
	4.625%, 07/10/25		1,400	1,386,109
	Quest Diagnostics, Inc.
	3.500%, 03/30/25		4	3,954
	Radian Group, Inc.
	4.500%, 10/01/24		6,000	5,991,567
	Rayonier LP
	2.750%, 05/17/31		3,185	2,724,000
	Realty Income Corp.
	5.875%, 03/15/35		156	163,827
	Roche Holdings, Inc., Floating Rate Note, SOFR + 0.560%, FRN
(r)Ω	5.927%, 03/10/25		2,100	2,105,090
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Rockwell Automation, Inc.
	2.875%, 03/01/25		67	$66,026
Royalty Pharma PLC
#	2.150%, 09/02/31		1,600	1,323,314
	3.300%, 09/02/40		2,900	2,158,961
RTX Corp.
	4.450%, 11/16/38		1,000	915,303
	4.500%, 06/01/42		3,000	2,669,024
Ryder System, Inc.
	2.500%, 09/01/24		700	697,682
Sabra Health Care LP
	3.900%, 10/15/29		7,230	6,688,406
	3.200%, 12/01/31		3,658	3,122,564
Schlumberger Finance BV
	2.000%, 05/06/32	EUR	2,900	2,863,678
Seagate HDD Cayman
	4.091%, 06/01/29		900	847,042
	4.125%, 01/15/31		9,500	8,613,205
	5.750%, 12/01/34		2,800	2,737,535
Sealed Air Corp.
Ω	4.000%, 12/01/27		1,600	1,517,376
Ω	6.875%, 07/15/33		3,492	3,674,359
Sempra
	3.800%, 02/01/38		1,253	1,056,503
Sensata Technologies, Inc.
Ω	4.375%, 02/15/30		5,000	4,646,001
Shell International Finance BV
	6.375%, 12/15/38		400	453,436
	5.500%, 03/25/40		5,800	6,006,163
	3.625%, 08/21/42		200	162,357
Simon Property Group LP
	2.450%, 09/13/29		3,500	3,142,467
	2.650%, 07/15/30		7,264	6,489,871
	2.250%, 01/15/32		500	418,293
Steel Dynamics, Inc.
	3.250%, 01/15/31		300	271,044
Steelcase, Inc.
	5.125%, 01/18/29		542	522,906
Stellantis Finance U.S., Inc.
Ω	2.691%, 09/15/31		800	670,256
Store Capital LLC
	4.625%, 03/15/29		200	193,297
Sutter Health
	2.294%, 08/15/30		1,200	1,052,827
Tanger Properties LP
	2.750%, 09/01/31		1,000	835,576
Tapestry, Inc.
	3.050%, 03/15/32		1,800	1,494,753
Targa Resources Corp.
	4.200%, 02/01/33		1,500	1,379,761
Taylor Morrison Communities, Inc.
Ω	5.875%, 06/15/27		100	100,408
Ω	5.750%, 01/15/28		5,000	5,005,455
Ω	5.125%, 08/01/30		650	633,765

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Teledyne FLIR LLC
2.500%, 08/01/30		2,000	$1,744,757
Textron, Inc.
2.450%, 03/15/31		750	641,703
Thermo Fisher Scientific, Inc.
2.375%, 04/15/32	EUR	4,821	4,940,142
Timken Co.
4.125%, 04/01/32		600	559,585
Toll Brothers Finance Corp.
4.875%, 03/15/27		1,800	1,793,443
4.350%, 02/15/28		4,018	3,933,749
3.800%, 11/01/29		4,000	3,776,947
Travelers Cos., Inc.
6.250%, 06/15/37		600	667,340
5.350%, 11/01/40		500	506,710
Trimble, Inc.
4.750%, 12/01/24		1,300	1,295,952
TWDC Enterprises 18 Corp.
4.375%, 08/16/41		1,700	1,521,035
4.125%, 12/01/41		7,011	6,098,154
U.S. Cellular Corp.
6.700%, 12/15/33		800	856,639
Under Armour, Inc.
3.250%, 06/15/26		6,250	5,957,152
United Parcel Service, Inc.
5.200%, 04/01/40		500	498,836
4.875%, 11/15/40		255	242,884
UnitedHealth Group, Inc.
4.625%, 07/15/35		777	759,402
3.500%, 08/15/39		5,300	4,382,915
2.750%, 05/15/40		3,000	2,205,738
Unum Group
3.875%, 11/05/25		23	22,605
4.000%, 06/15/29		1,100	1,057,945
5.750%, 08/15/42		125	123,112
Utah Acquisition Sub, Inc.
3.950%, 06/15/26		2,173	2,130,970
3.125%, 11/22/28	EUR	3,400	3,623,035
Verizon Communications, Inc.
2.625%, 12/01/31	EUR	2,500	2,592,936
2.355%, 03/15/32		53	44,339
4.750%, 02/17/34	GBP	1,500	1,888,139
3.400%, 03/22/41		5,000	3,919,828
VF Corp.
# 2.950%, 04/23/30		2,166	1,849,944
Viatris, Inc.
3.850%, 06/22/40		12,500	9,428,918
VMware LLC
3.900%, 08/21/27		3,521	3,423,836
Vontier Corp.
2.950%, 04/01/31		12,875	10,955,235
Voya Financial, Inc.
5.700%, 07/15/43		500	492,900
Walgreens Boots Alliance, Inc.
2.125%, 11/20/26	EUR	2,700	2,696,066
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Walmart, Inc.
	5.250%, 09/28/35	GBP	4,886	$6,646,419
	4.875%, 07/08/40		7,644	7,486,626
	2.500%, 09/22/41		200	142,924
Walt Disney Co.
	6.400%, 12/15/35		300	336,336
	4.625%, 03/23/40		1,500	1,421,418
	Waste Management, Inc.
	2.950%, 06/01/41		1,000	745,726
	WEC Energy Group, Inc.
	3.550%, 06/15/25		12	11,806
Wells Fargo & Co.
	3.000%, 02/19/25		190	187,661
	0.625%, 03/25/30	EUR	1,016	944,407
	0.625%, 08/14/30	EUR	3,461	3,185,592
	Welltower OP LLC
	3.100%, 01/15/30		1,000	916,416
Western Digital Corp.
	4.750%, 02/15/26		980	962,972
	2.850%, 02/01/29		4,800	4,236,370
Westlake Corp.
	1.625%, 07/17/29	EUR	6,000	5,922,370
	3.375%, 06/15/30		500	462,119
	Weyerhaeuser Co.
	7.375%, 03/15/32		254	289,359
	Whirlpool Corp.
	3.700%, 05/01/25		145	143,102
	Willis North America, Inc.
	2.950%, 09/15/29		600	546,787
	Wisconsin Electric Power Co.
	3.100%, 06/01/25		37	36,387
	WP Carey, Inc.
	2.450%, 02/01/32		1,900	1,574,237
	WRKCo, Inc.
#	4.200%, 06/01/32		2,150	2,051,240
	Xerox Holdings Corp.
Ω	5.000%, 08/15/25		970	953,184
Yum! Brands, Inc.
Ω	4.750%, 01/15/30		3,875	3,734,277
	3.625%, 03/15/31		2,470	2,203,153
	TOTAL UNITED STATES			1,213,555,250
	TOTAL BONDS			2,338,382,841
U.S. TREASURY OBLIGATIONS — (6.1%)
	U.S. Treasury Bonds
	3.875%, 05/15/43		5,000	4,653,125
U.S. Treasury Notes
(r)	3M USTMMR + 0.170%, FRN, 5.383%, 10/31/25		57,000	57,030,452
(r)	3M USTMMR + 0.245%, FRN, 5.458%, 01/31/26		56,000	56,087,918

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

U.S. Treasury Notes, Floating Rate Note
(r)	3M USTMMR + 0.150%, FRN, 5.363%, 04/30/26	56,000	$56,020,534
TOTAL U.S. TREASURY OBLIGATIONS			173,792,029
COMMERCIAL PAPER — (1.5%)
CANADA — (0.2%)
Toronto-Dominion Bank
Ω	5.522%, 09/20/24	5,000	4,962,329
FRANCE — (0.8%)
Sanofi SA
Ω	5.514%, 08/28/24	13,000	12,946,310
Ω	5.489%, 10/03/24	10,000	9,905,825
TOTAL FRANCE			22,852,135
SINGAPORE — (0.2%)
DBS Bank Ltd.
Ω	5.512%, 09/23/24	5,000	4,960,265
UNITED STATES — (0.3%)
National Securities Clearing Corp.
Ω	5.487%, 09/13/24	10,000	9,934,978
TOTAL COMMERCIAL PAPER (Cost $42,713,948)			42,709,707
		Face Amount^	Value†
		(000)
FOREIGN SOVEREIGN OBLIGATIONS — (0.2%)
UNITED KINGDOM — (0.2%)
U.K. Treasury Bills
∞ 5.227%, 08/05/24	GBP	5,000	$6,424,098
TOTAL INVESTMENT SECURITIES (Cost $2,944,932,669)			2,807,955,746

		Shares
SECURITIES LENDING COLLATERAL — (1.8%)
@§	The DFA Short Term Investment Fund	4,345,409	50,263,346
TOTAL INVESTMENTS — (100.0%)
(Cost $2,995,199,720)^^			$2,858,219,092
As of July 31, 2024, DFA Global Core Plus Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
JPY	16,357,063,351	USD	108,942,504	UBS AG	08/02/24	$246,531
USD	2,871,589	NOK	30,311,328	UBS AG	08/05/24	93,228
USD	54,204,306	AUD	81,148,362	Australia and New Zealand Bank	08/06/24	1,131,914
EUR	653,973	USD	702,343	Citibank, N.A.	08/08/24	5,614
GBP	1,354,518	USD	1,722,662	State Street Bank and Trust	08/08/24	18,738
EUR	13,396,739	USD	14,429,946	UBS AG	08/08/24	72,646
GBP	3,413,597	USD	4,314,998	UBS AG	08/08/24	73,601
USD	65,299,934	EUR	60,213,295	Bank of New York Mellon	08/09/24	113,267
USD	62,881,268	EUR	58,007,587	Bank of New York Mellon	08/12/24	73,688
USD	42,327,234	AUD	62,650,080	Citibank, N.A.	08/12/24	1,346,610
USD	61,793,612	EUR	57,058,372	Royal Bank of Canada	08/12/24	13,792
USD	11,242,521	CAD	15,383,402	State Street Bank and Trust	08/22/24	93,834
USD	64,015,390	EUR	58,732,949	Bank of New York Mellon	08/23/24	389,722
USD	56,334,913	CAD	76,927,408	Royal Bank of Canada	09/17/24	541,191
Total Appreciation						$4,214,376

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	101,991,253	JPY	16,357,063,351	HSBC Bank	08/02/24	$(7,197,782)
USD	58,668,354	EUR	54,657,912	Societe Generale	08/05/24	(493,270)
USD	65,247,074	EUR	60,569,526	Royal Bank of Canada	08/08/24	(322,252)
USD	91,402,897	GBP	73,257,721	Royal Bank of Canada	08/08/24	(2,778,925)
GBP	2,698,941	USD	3,485,025	Societe Generale	08/08/24	(15,204)
USD	10,496,950	EUR	9,755,621	State Street Bank and Trust	08/08/24	(63,963)
USD	106,368,528	JPY	16,841,665,205	State Street Bank and Trust	08/14/24	(6,255,235)
USD	41,489,927	AUD	63,477,624	Bank of New York Mellon	08/27/24	(48,612)
USD	41,592,246	JPY	6,321,189,607	Bank of New York Mellon	08/27/24	(760,522)
USD	85,498,295	GBP	67,568,837	UBS AG	08/28/24	(1,386,812)
USD	110,962,797	JPY	16,591,567,987	UBS AG	08/30/24	(252,373)
USD	60,635,830	EUR	56,253,032	State Street Bank and Trust	09/03/24	(334,689)
USD	83,377,991	GBP	65,892,073	State Street Bank and Trust	09/20/24	(1,366,511)
Total (Depreciation)						$(21,276,150)
Total Appreciation (Depreciation)						$(17,061,774)
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$246,647,071	—	$246,647,071
Bonds
Australia	—	179,934,446	—	179,934,446
Belgium	—	19,377,232	—	19,377,232
Canada	—	132,234,177	—	132,234,177
Denmark	—	391,415	—	391,415
Finland	—	2,922,488	—	2,922,488
France	—	108,298,462	—	108,298,462
Germany	—	78,698,093	—	78,698,093
Hong Kong	—	18,032,815	—	18,032,815
Ireland	—	4,259,272	—	4,259,272
Italy	—	39,176,604	—	39,176,604
Japan	—	293,383,251	—	293,383,251
Luxembourg	—	737,506	—	737,506
Netherlands	—	26,858,103	—	26,858,103
Norway	—	11,013,244	—	11,013,244
Spain	—	10,794,606	—	10,794,606
Supranational Organization Obligations	—	50,768,856	—	50,768,856
Switzerland	—	20,050,837	—	20,050,837
United Kingdom	—	127,896,184	—	127,896,184
United States	—	1,213,555,250	—	1,213,555,250
U.S. Treasury Obligations	—	173,792,029	—	173,792,029
Commercial Paper	—	42,709,707	—	42,709,707
Foreign Sovereign Obligations	—	6,424,098	—	6,424,098
Securities Lending Collateral	—	50,263,346	—	50,263,346
Total Investments in Securities	—	$2,858,219,092	—	$2,858,219,092

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Financial Instruments
Assets
Forward Currency Contracts**	—	$4,214,376	—	$4,214,376
Liabilities
Forward Currency Contracts**	—	(21,276,150)	—	(21,276,150)
Total Financial Instruments	—	$(17,061,774)	—	$(17,061,774)
** Valued at the unrealized appreciation/(depreciation) on the investment.

Emerging Markets Sustainability Core 1 Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)
		Shares	Value»
COMMON STOCKS — (98.3%)
BRAZIL — (3.3%)
	AES Brasil Energia SA	96,049	$191,719
	Allied Tecnologia SA	11,000	15,267
	Allos SA	39,000	150,590
*	Allpark Empreendimentos Participacoes e Servicos SA	5,900	3,693
	Alupar Investimento SA	51,779	281,957
	Ambev SA (ABEV US), ADR	195,598	402,932
*	Anima Holding SA	46,900	29,851
	Arezzo Industria e Comercio SA	8,860	76,207
*	Atacadao SA	144,020	235,783
	Auren Energia SA	89,204	187,362
	B3 SA - Brasil Bolsa Balcao	631,253	1,210,911
	Banco Bradesco SA (BBDC3 BZ)	184,029	365,380
	Banco BTG Pactual SA	149,192	860,152
	Banco do Brasil SA	238,772	1,120,797
	Banco Santander Brasil SA	46,461	235,338
	BB Seguridade Participacoes SA	95,054	591,047
	Bemobi Mobile Tech SA	13,617	34,812
*	Blau Farmaceutica SA	6,879	12,600
	Brisanet Participacoes SA	21,500	15,509
*	C&A Modas SA	42,650	63,642
	Caixa Seguridade Participacoes SA	110,588	281,937
	Camil Alimentos SA	37,242	58,074
	CCR SA	236,357	517,331
	Centrais Eletricas Brasileiras SA	52,646	368,307
*	Cia Brasileira de Aluminio	17,760	16,673
*	Cia Brasileira de Distribuicao	77,936	36,514
#	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBS US), ADR	2,978	46,546
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBSP3 BZ)	22,350	348,676
	Cia de Saneamento de Minas Gerais Copasa MG	38,100	147,991
	Cia De Sanena Do Parana (SAPR11 BZ)	39,700	191,757
	Cia De Sanena Do Parana (SAPR3 BZ)	21,300	19,168
	Cia Energetica de Minas Gerais (CIG US), Sponsored ADR	11,964	22,731
	Cia Energetica de Minas Gerais (CMIG3 BZ)	107,341	238,930
	Cia Paranaense de Energia - Copel (CPLE3 BZ)	117,192	186,060
*	Clear Sale SA	8,700	12,751
*	Cogna Educacao SA	632,876	170,075
	Cosan SA	113,829	269,069
	CPFL Energia SA	24,279	139,420
	CSU Digital SA	7,997	27,485
	Cury Construtora e Incorporadora SA	36,599	143,649
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	131,377	452,700
Ω	Desktop SA	7,900	22,752
	Dexco SA	98,281	127,018
*	Diagnosticos da America SA	26,313	12,793
	Dimed SA Distribuidora da Medicamentos	22,448	40,442
	Direcional Engenharia SA	21,775	107,024
	EcoRodovias Infraestrutura e Logistica SA	72,209	90,514
	Eletromidia SA	6,317	19,634
*	Embraer SA (EMBR3 BZ)	187,474	1,452,089
	Empreendimentos Pague Menos SA	19,225	8,667
	Energisa SA	89,581	695,755
	Engie Brasil Energia SA	35,296	276,008
	Equatorial Energia SA	212,960	1,228,930

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Eternit SA	10,926	$11,185
	Even Construtora e Incorporadora SA	59,880	66,590
	Ez Tec Empreendimentos e Participacoes SA	40,196	93,736
	Fleury SA	59,686	159,976
	Fras-Le SA	12,182	41,051
*	Gafisa SA	13,783	7,773
	Gerdau SA, Sponsored ADR	68,908	223,262
Ω	GPS Participacoes e Empreendimentos SA	61,042	187,783
	Grendene SA	49,721	51,689
*	Grupo Casas Bahia SA	32,327	25,548
*	Grupo De Moda Soma SA	122,621	128,775
	Grupo Mateus SA	96,585	114,239
	Grupo SBF SA	28,416	75,962
	Guararapes Confeccoes SA	19,565	23,695
*Ω	Hapvida Participacoes e Investimentos SA	1,660,697	1,194,989
*	Hidrovias do Brasil SA	64,563	40,180
	Hypera SA	62,805	319,791
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	11,000	40,938
*	International Meal Co. Alimentacao SA, Class A	23,600	6,592
	Iochpe Maxion SA	22,800	50,347
	Irani Papel e Embalagem SA	33,400	49,839
*	IRB-Brasil Resseguros SA	23,648	122,543
	Itau Unibanco Holding SA	36,735	189,126
	JHSF Participacoes SA	91,696	66,144
	JSL SA	1,648	2,753
	Kepler Weber SA	41,740	78,076
	Klabin SA	429,675	1,678,089
	Lavvi Empreendimentos Imobiliarios SA	12,800	20,164
	Localiza Rent a Car SA	92,576	717,379
*	Log-in Logistica Intermodal SA	6,000	39,695
	Lojas Quero-Quero SA	38,401	26,546
	Lojas Renner SA	184,069	431,522
*Ω	LWSA SA	91,971	71,546
	M Dias Branco SA	14,332	68,263
*	Magazine Luiza SA	61,363	120,097
	Marcopolo SA	45,600	37,972
Ω	Meliuz SA	18,438	18,157
	Melnick Even Desenvolvimento Imobiliario SA	16,200	9,881
	Mills Locacao Servicos e Logistica SA	30,900	60,695
*	Moura Dubeux Engenharia SA	10,100	25,142
*	Movida Participacoes SA	69,411	80,135
*	MRV Engenharia e Participacoes SA	128,180	152,516
*	Multilaser Industrial SA	59,683	20,576
	Multiplan Empreendimentos Imobiliarios SA	15,914	67,413
	Natura & Co. Holding SA	294,848	778,282
	Neoenergia SA	54,109	173,343
	Odontoprev SA	106,697	213,539
*	Oncoclinicas do Brasil Servicos Medicos SA	12,800	14,212
	Ouro Fino Saude Animal Participacoes SA	1,600	5,771
	Pet Center Comercio e Participacoes SA	37,800	23,390
	Plano & Plano Desenvolvimento Imobiliario SA	12,079	25,926
	Porto Seguro SA	88,518	478,886
	Positivo Tecnologia SA	30,352	36,275
	Raia Drogasil SA	276,998	1,351,652
Ω	Rede D'Or Sao Luiz SA	46,712	227,853
	Romi SA	10,501	19,587
	Rumo SA	22,700	88,895
	Santos Brasil Participacoes SA	89,891	208,352
*	Sendas Distribuidora SA (ASAI US), ADR	5,706	49,585

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
*	Sendas Distribuidora SA (ASAI3 BZ)	237,812	$412,880
*Ω	Ser Educacional SA	7,800	7,226
*	Serena Energia SA	63,808	97,470
*	Simpar SA	101,351	113,426
	Smartfit Escola de Ginastica e Danca SA	23,845	89,374
	Suzano SA (SUZB3 BZ)	158,959	1,513,668
*	SYN prop e tech SA	12,595	22,646
	Tegma Gestao Logistica SA	9,500	40,680
	Telefonica Brasil SA (VIV US), ADR	18,532	159,190
	Telefonica Brasil SA (VIVT3 BZ)	23,200	198,975
	TIM SA	222,851	689,102
	TOTVS SA	66,708	327,280
	Transmissora Alianca de Energia Eletrica SA	80,252	479,428
	Tres Tentos Agroindustrial SA	11,300	21,337
	Trisul SA	40,600	34,813
	Tupy SA	8,900	38,866
	Ultrapar Participacoes SA (UGP US), Sponsored ADR	55,886	220,191
	Ultrapar Participacoes SA (UGPA3 BZ)	257,366	1,010,599
	Unifique Telecomunicacoes SA	10,600	6,372
	Unipar Carbocloro SA	6,409	57,788
	Usinas Siderurgicas de Minas Gerais SA Usiminas	19,861	21,209
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	25,379	76,996
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	81,746	124,726
	Veste SA Estilo	4,700	11,367
	Vibra Energia SA	448,021	1,834,493
	Vivara Participacoes SA	15,400	65,481
	Vulcabras SA	23,726	64,934
	WEG SA	178,078	1,594,977
	Wilson Sons SA	43,916	122,210
	Wiz Co.	4,700	5,060
	XP, Inc., BDR	2,473	42,625
	YDUQS Participacoes SA	48,164	93,158
*	Zamp SA	27,041	15,872
TOTAL BRAZIL			34,191,356
CHILE — (0.6%)
	Aguas Andinas SA, Class A	721,690	214,467
	Banco de Chile (BCH US), ADR	22,937	548,649
	Banco de Chile (CHILE CI)	1,082,723	128,990
	Banco de Credito e Inversiones SA	15,031	439,532
	Banco Santander Chile (BSAC US), ADR	7,781	156,242
	Banco Santander Chile (BSAN CI)	4,731,162	235,585
	Besalco SA	118,298	70,963
	Camanchaca SA	228,863	9,035
*	CAP SA	10,063	56,732
	Cencosud SA	251,235	464,393
	Cencosud Shopping SA	74,442	116,262
	Cia Cervecerias Unidas SA (CCU CI)	29,430	162,511
	Embotelladora Andina SA, ADR, Class B	7,075	135,345
	Empresa Nacional de Telecomunicaciones SA	39,535	111,174
	Empresas CMPC SA	230,620	400,578
	Empresas Copec SA	50,588	352,337
*	Empresas Hites SA	95,679	9,727
	Enel Americas SA (ENELAM CI)	1,269,894	118,850
	Enel Chile SA (ENELCHIL CI)	2,666,449	152,308
	Enel Chile SA (ENIC US), ADR	11,968	33,750
*	Falabella SA	64,185	212,615
	Forus SA	22,023	45,829

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHILE — (Continued)
	Grupo Security SA	446,676	$126,139
	Instituto de Diagnostico SA	1,346	2,133
	Inversiones Aguas Metropolitanas SA	121,480	88,742
	Inversiones La Construccion SA	7,731	60,658
*	Masisa SA	657,534	12,810
	Multiexport Foods SA	74,232	16,637
	Parque Arauco SA	133,407	212,460
	PAZ Corp. SA	19,614	11,482
	Plaza SA	49,011	75,972
*	Ripley Corp. SA	285,198	82,058
	Salfacorp SA	182,940	108,381
	Sigdo Koppers SA	84,902	104,059
	SMU SA	812,541	134,579
	Sociedad Matriz SAAM SA	1,197,624	134,299
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	8,568	326,098
*	Socovesa SA	15,493	1,096
	SONDA SA	176,889	74,746
	Vina Concha y Toro SA	102,802	128,902
TOTAL CHILE			5,877,125
CHINA — (23.0%)
*	263 Network Communications Co. Ltd., Class A	42,100	19,699
	360 Security Technology, Inc., Class A	41,400	42,957
	361 Degrees International Ltd.	219,000	96,365
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	42,500	77,827
Ω	3SBio, Inc.	419,500	329,051
	AAC Technologies Holdings, Inc.	115,000	420,957
	ABA Chemicals Corp., Class A	20,700	15,086
	Accelink Technologies Co. Ltd., Class A	6,500	30,765
*	ADAMA Ltd., Class A	25,800	16,162
*	Addsino Co. Ltd., Class A	27,000	24,447
	Advanced Technology & Materials Co. Ltd., Class A	17,320	20,571
*	AECC Aero Science & Technology Co. Ltd., Class A	9,500	20,899
	AECC Aero-Engine Control Co. Ltd., Class A	19,600	59,248
	AECC Aviation Power Co. Ltd., Class A	11,400	62,714
*	Aerospace Hi-Tech Holdings Group Ltd., Class A	7,900	10,229
#*	Agile Group Holdings Ltd.	376,000	23,801
*	Agora, Inc., ADR	14,112	35,280
	Agricultural Bank of China Ltd., Class H	2,533,000	1,133,499
	Aier Eye Hospital Group Co. Ltd., Class A	77,158	118,187
#*Ω	AInnovation Technology Group Co. Ltd.	12,400	6,924
	Aisino Corp., Class A	33,000	37,284
	Ajisen China Holdings Ltd.	95,000	11,782
#Ω	AK Medical Holdings Ltd.	72,000	39,863
	Alibaba Group Holding Ltd. (9988 HK)	1,160,700	11,421,546
*	Alibaba Health Information Technology Ltd.	190,000	80,366
#*	Alibaba Pictures Group Ltd.	4,690,000	236,967
Ω	A-Living Smart City Services Co. Ltd.	146,750	50,893
	All Winner Technology Co. Ltd., Class A	7,900	27,050
*Ω	Alliance International Education Leasing Holdings Ltd.	43,000	2,527
	Allmed Medical Products Co. Ltd., Class A	14,300	13,043
*	Alpha Group, Class A	24,400	19,664
	Amlogic Shanghai Co. Ltd., Class A	3,216	29,417
	Amoy Diagnostics Co. Ltd., Class A	7,380	19,323
*	ANE Cayman, Inc.	73,000	68,836
	Angel Yeast Co. Ltd., Class A	13,900	57,626
Ω	Angelalign Technology, Inc.	4,600	31,558
	Anhui Anke Biotechnology Group Co. Ltd., Class A	36,800	43,707
	Anhui Construction Engineering Group Co. Ltd., Class A	54,000	31,495

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Anhui Expressway Co. Ltd., Class H	88,000	$106,351
	Anhui Guangxin Agrochemical Co. Ltd., Class A	34,468	53,818
	Anhui Gujing Distillery Co. Ltd., Class A	2,700	70,277
	Anhui Heli Co. Ltd., Class A	9,300	23,215
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	21,540	41,128
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	28,200	18,184
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	59,440	36,370
	Anhui Jinhe Industrial Co. Ltd., Class A	11,200	31,876
	Anhui Kouzi Distillery Co. Ltd., Class A	9,100	48,090
*	Anhui Tatfook Technology Co. Ltd., Class A	15,000	14,604
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	19,800	17,174
	Anhui Xinhua Media Co. Ltd., Class A	14,100	12,272
	Anhui Yingjia Distillery Co. Ltd., Class A	8,500	61,425
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	26,300	44,176
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	946	15,080
	Anjoy Foods Group Co. Ltd., Class A	4,800	52,785
	Anker Innovations Technology Co. Ltd., Class A	3,120	23,483
	ANTA Sports Products Ltd.	203,000	1,817,020
	Anton Oilfield Services Group	1,062,000	75,956
	Aoshikang Technology Co. Ltd., Class A	7,200	25,986
	Aotecar New Energy Technology Co. Ltd., Class A	45,000	15,281
	Apeloa Pharmaceutical Co. Ltd., Class A	27,100	53,956
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	16,900	36,257
Ω	AsiaInfo Technologies Ltd.	64,000	37,389
	Asian Star Anchor Chain Co. Ltd. Jiangsu, Class A	19,700	20,061
*	ASR Microelectronics Co. Ltd., Class A	4,399	23,048
	Asymchem Laboratories Tianjin Co. Ltd., Class A	5,200	53,340
	Aurisco Pharmaceutical Co. Ltd., Class A	6,200	20,911
	Autel Intelligent Technology Corp. Ltd., Class A	5,468	19,614
	Autobio Diagnostics Co. Ltd., Class A	8,800	51,290
	Avary Holding Shenzhen Co. Ltd., Class A	29,500	152,541
	AVIC Industry-Finance Holdings Co. Ltd., Class A	100,500	33,520
	AviChina Industry & Technology Co. Ltd., Class H	736,000	360,031
	Avicopter PLC, Class A	8,800	51,389
Ω	BAIC Motor Corp. Ltd., Class H	511,500	138,183
*	Baidu, Inc. (9888 HK), Class A	119,200	1,321,642
*	Baidu, Inc. (BIDU US), Sponsored ADR	8,149	721,757
Ω	BAIOO Family Interactive Ltd.	372,000	10,843
*Ω	Bairong, Inc.	48,500	56,243
	Bank of Beijing Co. Ltd., Class A	86,800	64,010
	Bank of Changsha Co. Ltd., Class A	58,200	60,592
	Bank of Chengdu Co. Ltd., Class A	46,900	94,699
	Bank of China Ltd., Class H	4,939,000	2,199,278
	Bank of Chongqing Co. Ltd., Class H	233,000	151,397
	Bank of Communications Co. Ltd., Class H	1,498,000	1,088,430
	Bank of Guiyang Co. Ltd., Class A	65,936	47,988
	Bank of Hangzhou Co. Ltd., Class A	76,900	143,299
	Bank of Jiangsu Co. Ltd., Class A	132,480	140,987
	Bank of Nanjing Co. Ltd., Class A	74,622	104,229
	Bank of Ningbo Co. Ltd., Class A	52,758	157,038
Ω	Bank of Qingdao Co. Ltd., Class H	85,500	25,591
	Bank of Shanghai Co. Ltd., Class A	70,000	70,602
	Bank of Suzhou Co. Ltd., Class A	33,130	32,999
*Ω	Bank of Zhengzhou Co. Ltd., Class H	47,916	4,726
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	15,900	7,637
	Baowu Magnesium Technology Co. Ltd., Class A	16,940	24,006
	Baoxiniao Holding Co. Ltd., Class A	22,100	12,910
*	Baoye Group Co. Ltd., Class H	66,000	40,755
*	Baozun, Inc. (9991 HK), Class A	14,300	11,410

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Baozun, Inc. (BZUN US), Sponsored ADR	13,006	$30,824
	Bear Electric Appliance Co. Ltd., Class A	1,700	11,405
	Befar Group Co. Ltd., Class A	28,200	13,860
	Beibuwan Port Co. Ltd., Class A	31,000	32,851
*	BeiGene Ltd. (6160 HK)	19,400	246,821
#*	BeiGene Ltd. (BGNE US), ADR	1,982	330,162
	Beijing BDStar Navigation Co. Ltd., Class A	5,000	18,132
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	2,860	8,376
*	Beijing Capital Development Co. Ltd., Class A	56,800	16,796
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	148,370	60,150
	Beijing Career International Co. Ltd., Class A	3,100	6,423
#	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	13,000	13,564
*	Beijing Compass Technology Development Co. Ltd., Class A	3,100	17,309
	Beijing CTJ Information Technology Co. Ltd., Class A	3,580	9,842
	Beijing Easpring Material Technology Co. Ltd., Class A	7,321	31,214
	Beijing eGOVA Co. Ltd., Class A	18,400	36,525
	Beijing Energy International Holding Co. Ltd.	1,748,000	36,481
	Beijing Enlight Media Co. Ltd., Class A	21,700	23,194
	Beijing Enterprises Holdings Ltd.	144,000	477,800
	Beijing Enterprises Water Group Ltd.	1,268,000	391,242
	Beijing Gehua CATV Network Co. Ltd., Class A	23,000	19,368
*	Beijing Haixin Energy Technology Co. Ltd., Class A	42,100	12,656
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	1,813	23,421
*	Beijing Jetsen Technology Co. Ltd., Class A	107,200	57,618
	Beijing Jingyuntong Technology Co. Ltd., Class A	63,900	21,865
	Beijing Kingsoft Office Software, Inc., Class A	1,236	36,067
*	Beijing Leike Defense Technology Co. Ltd., Class A	49,500	25,560
	Beijing North Star Co. Ltd., Class H	198,000	15,981
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	41,200	36,302
	Beijing Oriental Jicheng Co. Ltd., Class A	3,101	9,503
	Beijing Roborock Technology Co. Ltd., Class A	1,660	72,264
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	6,800	11,466
	Beijing Sanyuan Foods Co. Ltd., Class A	36,200	19,290
	Beijing Science Sun Pharmaceutical Co. Ltd., Class A	12,800	11,283
	Beijing Shiji Information Technology Co. Ltd., Class A	43,670	33,857
	Beijing Sifang Automation Co. Ltd., Class A	9,500	22,887
	Beijing SL Pharmaceutical Co. Ltd., Class A	19,200	19,136
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	35,700	17,960
	Beijing Strong Biotechnologies, Inc., Class A	12,600	23,766
*	Beijing Thunisoft Corp. Ltd., Class A	16,500	11,258
	Beijing Tongrentang Co. Ltd., Class A	7,800	40,273
	Beijing Ultrapower Software Co. Ltd., Class A	48,101	55,577
	Beijing United Information Technology Co. Ltd., Class A	16,472	50,330
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	38,000	7,440
	Beijing Wandong Medical Technology Co. Ltd., Class A	13,400	23,270
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	4,873	46,539
*	Beijing Watertek Information Technology Co. Ltd., Class A	40,200	12,448
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	4,800	27,088
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	20,520	23,608
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	120,100	95,095
*	Beken Corp., Class A	3,600	11,023
	Bestore Co. Ltd., Class A	14,500	22,536
*	Bestway Marine & Energy Technology Co. Ltd., Class A	40,700	22,016
	Bethel Automotive Safety Systems Co. Ltd., Class A	10,360	60,043
	Betta Pharmaceuticals Co. Ltd., Class A	4,300	20,322
	BGI Genomics Co. Ltd., Class A	5,400	26,984
	Biem.L.Fdlkk Garment Co. Ltd., Class A	15,376	46,306

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Binhai Investment Co. Ltd.	48,774	$7,119
	Black Peony Group Co. Ltd., Class A	20,700	10,591
	Bloomage Biotechnology Corp. Ltd. (688363 C1), Class A	3,409	29,250
Ω	Blue Moon Group Holdings Ltd.	146,000	37,783
*	Blue Sail Medical Co. Ltd., Class A	24,900	15,342
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	89,200	66,375
	Bluestar Adisseo Co., Class A	9,500	14,704
Ω	BOC Aviation Ltd.	60,200	528,239
	BOC International China Co. Ltd., Class A	34,700	45,177
*	BOE HC SemiTek Corp., Class A	23,000	13,695
	BOE Varitronix Ltd.	97,000	55,507
*	Bohai Leasing Co. Ltd., Class A	149,500	60,061
	Bosideng International Holdings Ltd.	1,490,000	744,778
	Boyaa Interactive International Ltd.	46,000	10,083
	Bright Dairy & Food Co. Ltd., Class A	29,900	34,015
	BrightGene Bio-Medical Technology Co. Ltd., Class A	6,773	25,285
*	Brii Biosciences Ltd.	78,000	10,169
††	Brilliance China Automotive Holdings Ltd.	716,000	350,416
	Bros Eastern Co. Ltd., Class A	27,900	18,236
	B-Soft Co. Ltd., Class A	32,770	15,652
	BTG Hotels Group Co. Ltd., Class A	10,500	18,032
	BYD Co. Ltd., Class H	64,000	1,894,705
	BYD Electronic International Co. Ltd.	248,500	967,131
	By-health Co. Ltd., Class A	27,500	51,588
*	C C Land Holdings Ltd.	321,000	49,375
	C&D International Investment Group Ltd.	312,456	523,714
	C&D Property Management Group Co. Ltd.	192,000	68,575
	Cabbeen Fashion Ltd.	59,000	11,334
	Caitong Securities Co. Ltd., Class A	53,950	51,447
	Camel Group Co. Ltd., Class A	34,000	35,264
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	52,600	22,808
	Canmax Technologies Co. Ltd., Class A	20,670	49,677
	Canny Elevator Co. Ltd., Class A	12,500	10,116
	Castech, Inc., Class A	10,560	33,810
	CECEP Solar Energy Co. Ltd., Class A	83,300	51,330
	CECEP Wind-Power Corp., Class A	260,430	108,530
	Central China Land Media Co. Ltd., Class A	16,200	23,041
	Central China Securities Co. Ltd., Class H	402,000	55,486
*	CETC Chips Technology, Inc., Class A	12,300	19,155
	CETC Cyberspace Security Technology Co. Ltd., Class A	14,300	26,847
	CETC Digital Technology Co. Ltd., Class A	13,230	32,270
	CETC Potevio Science&Technology Co. Ltd., Class A	7,300	19,412
*	CGN Nuclear Technology Development Co. Ltd., Class A	22,300	19,292
Ω	CGN Power Co. Ltd., Class H	1,287,000	525,571
	Changchun Faway Automobile Components Co. Ltd., Class A	11,474	12,691
	Changchun High-Tech Industry Group Co. Ltd., Class A	3,700	48,571
	Changchun UP Optotech Co. Ltd., Class A	5,900	24,623
	Changjiang Publishing & Media Co. Ltd., Class A	20,000	22,397
	Changjiang Securities Co. Ltd., Class A	39,100	28,042
	Changzhou Qianhong Biopharma Co. Ltd., Class A	28,400	21,415
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	2,500	43,132
*	Chanjet Information Technology Co. Ltd., Class H	26,100	10,561
	Chaoju Eye Care Holdings Ltd.	46,000	17,178
	Chaowei Power Holdings Ltd.	107,000	19,963
	Chaozhou Three-Circle Group Co. Ltd., Class A	14,200	64,427
Ω	Cheerwin Group Ltd.	44,500	10,264
*	Chen Lin Education Group Holdings Ltd.	66,000	12,322
	Cheng De Lolo Co. Ltd., Class A	40,100	43,856
	Chengdu ALD Aviation Manufacturing Corp., Class A	4,800	9,690

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Chengdu CORPRO Technology Co. Ltd., Class A	8,000	$16,311
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	9,200	14,743
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	7,600	21,993
	Chengdu Kanghua Biological Products Co. Ltd., Class A	1,200	8,818
	Chengdu Leejun Industrial Co. Ltd., Class A	9,780	7,487
	Chengdu Wintrue Holding Co. Ltd., Class A	31,800	30,182
	Chengdu Xingrong Environment Co. Ltd., Class A	27,000	29,891
	Chengtun Mining Group Co. Ltd., Class A	66,800	43,997
	Chenguang Biotech Group Co. Ltd., Class A	10,000	11,145
	Chengxin Lithium Group Co. Ltd., Class A	17,800	32,079
	Chengzhi Co. Ltd., Class A	35,500	35,121
#	Chervon Holdings Ltd.	13,500	30,851
	Chifeng Jilong Gold Mining Co. Ltd., Class A	48,000	130,894
	China Aircraft Leasing Group Holdings Ltd.	117,000	42,125
	China Automotive Engineering Research Institute Co. Ltd., Class A	15,600	37,415
	China Baoan Group Co. Ltd., Class A	33,400	38,976
	China Bester Group Telecom Co. Ltd., Class A	6,370	18,297
	China BlueChemical Ltd., Class H	454,000	113,238
*Ω	China Bohai Bank Co. Ltd., Class H	256,000	30,799
	China CAMC Engineering Co. Ltd., Class A	19,900	20,143
	China CITIC Bank Corp. Ltd., Class H	1,486,000	889,267
	China Communications Services Corp. Ltd., Class H	760,000	390,452
#	China Conch Environment Protection Holdings Ltd.	330,500	33,890
	China Conch Venture Holdings Ltd.	448,000	391,508
	China Construction Bank Corp., Class H	8,901,000	6,215,442
	China CSSC Holdings Ltd., Class A	25,400	144,174
	China CYTS Tours Holding Co. Ltd., Class A	14,200	19,624
	China Datang Corp. Renewable Power Co. Ltd., Class H	690,000	183,620
	China Design Group Co. Ltd., Class A	16,900	21,032
#Ω	China Development Bank Financial Leasing Co. Ltd., Class H	834,000	155,790
	China Dongxiang Group Co. Ltd.	754,000	29,427
#Ω	China East Education Holdings Ltd.	115,000	36,441
	China Electronics Huada Technology Co. Ltd.	214,000	31,036
	China Electronics Optics Valley Union Holding Co. Ltd.	776,000	27,265
	China Energy Engineering Corp. Ltd. (3996 HK), Class H	416,000	44,728
	China Everbright Bank Co. Ltd., Class H	693,000	209,237
	China Everbright Ltd.	376,000	187,929
Ω	China Feihe Ltd.	908,000	411,225
*	China Film Co. Ltd., Class A	28,300	42,066
*	China First Heavy Industries Co. Ltd., Class A	28,300	9,480
	China Foods Ltd.	234,000	81,467
	China Galaxy Securities Co. Ltd., Class H	924,000	472,920
	China Gas Holdings Ltd.	900,800	819,206
#*	China Gold International Resources Corp. Ltd. (2099 HK)	58,900	321,579
	China Great Wall Securities Co. Ltd., Class A	30,800	29,971
*	China Greatwall Technology Group Co. Ltd., Class A	21,800	26,255
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	35,400	43,114
	China Harmony Auto Holding Ltd.	245,500	13,976
*	China Harzone Industry Corp. Ltd., Class A	24,300	22,821
*	China High Speed Railway Technology Co. Ltd., Class A	45,900	13,539
*	China High Speed Transmission Equipment Group Co. Ltd.	57,000	7,514
#Ω	China International Capital Corp. Ltd., Class H	283,600	316,098
	China International Marine Containers Group Co. Ltd., Class H	215,490	167,415
	China Isotope & Radiation Corp.	15,600	21,294
	China Jinmao Holdings Group Ltd.	1,797,470	142,520
	China Jushi Co. Ltd., Class A	54,771	80,539
	China Lesso Group Holdings Ltd.	209,000	82,961
	China Life Insurance Co. Ltd., Class H	414,000	574,365
	China Lilang Ltd.	145,000	78,222

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*Ω	China Literature Ltd.	133,800	$433,566
	China Medical System Holdings Ltd.	658,000	545,694
	China Meheco Group Co. Ltd., Class A	41,620	59,632
	China Meidong Auto Holdings Ltd.	90,000	23,737
	China Mengniu Dairy Co. Ltd.	550,000	920,311
	China Merchants Bank Co. Ltd., Class H	578,000	2,395,709
	China Merchants Land Ltd.	606,000	20,528
	China Merchants Port Holdings Co. Ltd.	350,846	515,896
	China Merchants Property Operation & Service Co. Ltd., Class A	25,547	35,113
Ω	China Merchants Securities Co. Ltd., Class H	66,540	52,922
	China Minsheng Banking Corp. Ltd., Class H	864,000	306,211
	China National Accord Medicines Corp. Ltd., Class A	16,590	69,540
	China National Chemical Engineering Co. Ltd., Class A	61,400	63,686
	China National Medicines Corp. Ltd., Class A	12,300	57,388
	China National Nuclear Power Co. Ltd., Class A	299,600	457,502
*	China National Software & Service Co. Ltd., Class A	6,591	28,218
Ω	China New Higher Education Group Ltd.	46,000	11,640
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	31,400	20,785
	China Nonferrous Mining Corp. Ltd.	566,000	403,106
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	16,449	39,853
*	China Nuclear Energy Technology Corp. Ltd.	326,000	13,156
	China Oilfield Services Ltd., Class H	580,000	510,918
	China Overseas Grand Oceans Group Ltd.	757,638	155,814
	China Overseas Land & Investment Ltd.	433,500	700,811
	China Pacific Insurance Group Co. Ltd., Class H	753,200	2,002,017
	China Publishing & Media Co. Ltd., Class A	22,400	18,288
	China Railway Group Ltd., Class H	707,000	344,777
	China Railway Hi-tech Industry Co. Ltd., Class A	27,400	28,442
*	China Railway Materials Co. Ltd., Class A	41,000	14,371
Ω	China Railway Signal & Communication Corp. Ltd., Class H	464,000	192,452
	China Railway Tielong Container Logistics Co. Ltd., Class A	28,100	24,274
*	China Rare Earth Holdings Ltd.	436,000	17,012
	China Rare Earth Resources & Technology Co. Ltd., Class A	6,200	20,352
	China Reinsurance Group Corp., Class H	1,038,000	70,403
#*††Ω	China Renaissance Holdings Ltd.	58,300	10,148
	China Resources Beer Holdings Co. Ltd.	263,000	818,173
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	4,200	18,433
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	17,100	43,764
	China Resources Gas Group Ltd.	456,200	1,548,241
	China Resources Land Ltd.	543,500	1,624,571
	China Resources Medical Holdings Co. Ltd.	134,500	55,134
Ω	China Resources Mixc Lifestyle Services Ltd.	187,200	524,760
Ω	China Resources Pharmaceutical Group Ltd.	543,500	371,633
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	8,450	48,273
#*	China Ruyi Holdings Ltd.	1,924,000	514,317
	China Science Publishing & Media Ltd., Class A	7,400	18,571
	China Shineway Pharmaceutical Group Ltd.	93,000	95,798
*	China Shuifa Singyes Energy Holdings Ltd.	20,000	792
*	China Silver Group Ltd.	618,000	21,332
	China South Publishing & Media Group Co. Ltd., Class A	33,100	54,133
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. (003035 C2), Class A	40,400	23,881
	China State Construction Engineering Corp. Ltd., Class A	366,183	282,876
	China State Construction International Holdings Ltd.	544,000	760,509
	China Suntien Green Energy Corp. Ltd., Class H	630,000	270,053
	China Taiping Insurance Holdings Co. Ltd.	527,200	561,278
	China Testing & Certification International Group Co. Ltd., Class A	12,381	9,895
	China Tianying, Inc., Class A	55,800	35,626

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Tourism Group Duty Free Corp. Ltd. (601888 C1), Class A	5,241	$49,798
Ω	China Tower Corp. Ltd., Class H	10,216,000	1,253,488
	China TransInfo Technology Co. Ltd., Class A	40,500	49,351
	China Travel International Investment Hong Kong Ltd.	264,000	37,193
	China Tungsten & Hightech Materials Co. Ltd., Class A	23,530	27,995
*	China Union Holdings Ltd., Class A	17,000	7,174
*	China Vanke Co. Ltd., Class H	512,804	281,197
*††	China Vered Financial Holding Corp. Ltd.	1,440,000	10,467
	China Wafer Level CSP Co. Ltd., Class A	8,900	26,007
	China Water Affairs Group Ltd.	166,000	107,825
	China West Construction Group Co. Ltd., Class A	25,800	18,370
	China World Trade Center Co. Ltd., Class A	4,000	11,826
	China Yangtze Power Co. Ltd., Class A	207,597	857,867
	China Yongda Automobiles Services Holdings Ltd.	372,000	74,277
*	China ZhengTong Auto Services Holdings Ltd.	737,000	13,229
	China Zhenhua Group Science & Technology Co. Ltd., Class A	5,000	28,098
	China Zheshang Bank Co. Ltd., Class H	568,800	154,375
*	China Zhonghua Geotechnical Engineering Group Co. Ltd., Class A	23,100	5,147
#††	China Zhongwang Holdings Ltd.	437,200	17,627
	Chinasoft International Ltd.	762,000	371,325
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	17,300	31,217
	Chongqing Brewery Co. Ltd., Class A	6,466	55,466
	Chongqing Changan Automobile Co. Ltd., Class A	51,700	104,463
	Chongqing Chuanyi Automation Co. Ltd., Class A	7,410	18,842
	Chongqing Department Store Co. Ltd., Class A	5,700	15,159
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	63,665	91,704
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	18,850	32,592
	Chongqing Gas Group Corp. Ltd., Class A	21,600	16,803
	Chongqing Machinery & Electric Co. Ltd., Class H	328,000	23,077
	Chongqing Rural Commercial Bank Co. Ltd., Class H	720,000	372,798
	Chongqing Taiji Industry Group Co. Ltd., Class A	5,800	20,339
	Chongqing Zhifei Biological Products Co. Ltd., Class A	22,650	88,850
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	17,000	30,505
	Chongyi Zhangyuan Tungsten Industry Co. Ltd., Class A	26,000	19,446
	Chow Tai Seng Jewellery Co. Ltd., Class A	29,150	48,885
	CIG Shanghai Co. Ltd., Class A	4,700	19,985
	CIMC Enric Holdings Ltd.	192,000	178,665
*	Cinda Real Estate Co. Ltd., Class A	34,100	13,928
	Cisen Pharmaceutical Co. Ltd., Class A	10,900	20,119
	CITIC Heavy Industries Co. Ltd., Class A	35,000	18,372
	CITIC Securities Co. Ltd., Class H	214,850	323,114
*	Citychamp Watch & Jewellery Group Ltd.	440,000	55,160
*Ω	Cloud Music, Inc.	5,200	63,236
*	ClouDr Group Ltd.	51,500	11,417
#*	CMGE Technology Group Ltd.	562,000	61,240
	CMOC Group Ltd., Class H	819,000	653,201
	CMST Development Co. Ltd., Class A	59,100	40,209
	CNGR Advanced Material Co. Ltd., Class A	10,500	43,465
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	69,890	33,000
	CNOOC Energy Technology & Services Ltd., Class A	70,800	37,829
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	34,840	36,226
*	COFCO Biotechnology Co. Ltd., Class A	39,000	27,573
	COFCO Sugar Holding Co. Ltd., Class A	17,500	21,253
*	COL Group Co. Ltd., Class A	6,900	19,557
	Comba Telecom Systems Holdings Ltd.	530,000	59,065
	Concord New Energy Group Ltd.	2,630,000	198,550
	Consun Pharmaceutical Group Ltd.	52,000	37,235
	Contemporary Amperex Technology Co. Ltd., Class A	35,160	905,884
#	COSCO SHIPPING Development Co. Ltd., Class H	558,000	67,095

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	COSCO SHIPPING Holdings Co. Ltd., Class H	419,050	$598,450
	COSCO SHIPPING International Hong Kong Co. Ltd.	214,000	101,241
	COSCO SHIPPING Ports Ltd.	272,799	162,166
	CPMC Holdings Ltd.	269,000	239,385
	CQ Pharmaceutical Holding Co. Ltd., Class A	59,800	39,297
*	Crazy Sports Group Ltd.	1,092,000	16,206
	CRRC Corp. Ltd., Class H	583,000	361,251
Ω	CSC Financial Co. Ltd., Class H	174,000	123,061
	CSG Holding Co. Ltd., Class A	66,910	46,673
	CSSC Hong Kong Shipping Co. Ltd.	420,000	84,461
	CTS International Logistics Corp. Ltd., Class A	33,000	25,518
	Cybrid Technologies, Inc., Class A	13,100	18,585
	Daan Gene Co. Ltd., Class A	29,780	20,883
	Dajin Heavy Industry Co. Ltd., Class A	7,000	21,435
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	28,600	16,989
	Dalipal Holdings Ltd.	30,000	15,674
	Daqin Railway Co. Ltd., Class A	60,100	57,963
	Dashang Co. Ltd., Class A	8,140	18,136
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	44,216	80,475
*	Datang Telecom Technology Co. Ltd., Class A	14,800	10,632
	DBG Technology Co. Ltd., Class A	7,300	20,703
	DeHua TB New Decoration Materials Co. Ltd., Class A	28,100	37,020
	Deppon Logistics Co. Ltd., Class A	7,400	13,206
*	Dezhan Healthcare Co. Ltd., Class A	57,500	19,011
	DHC Software Co. Ltd., Class A	56,800	36,428
	Dian Diagnostics Group Co. Ltd., Class A	26,300	45,672
	Digital China Group Co. Ltd., Class A	11,648	38,185
#	Digital China Holdings Ltd.	301,000	122,904
	Digital China Information Service Group Co. Ltd., Class A	17,500	21,537
	Do-Fluoride New Materials Co. Ltd., Class A	32,200	48,857
	Dong-E-E-Jiao Co. Ltd., Class A	3,700	25,044
	Dongfang Electric Corp. Ltd., Class H	102,000	136,825
	Dongfang Electronics Co. Ltd., Class A	28,400	44,239
*	Dongfeng Motor Group Co. Ltd., Class H	430,000	126,070
	Dongguan Aohai Technology Co. Ltd., Class A	2,910	12,801
	Dongguan Development Holdings Co. Ltd., Class A	19,700	27,986
	Dongxing Securities Co. Ltd., Class A	50,235	61,125
	Dongyue Group Ltd.	203,000	176,868
#*	DouYu International Holdings Ltd.	4,502	76,082
	Dynagreen Environmental Protection Group Co. Ltd., Class H	148,000	50,581
#*Ω	East Buy Holding Ltd.	60,500	84,023
	East Group Co. Ltd., Class A	33,500	12,611
	East Money Information Co. Ltd., Class A	63,255	97,507
	Eastern Communications Co. Ltd., Class A	14,800	19,407
	Easyhome New Retail Group Co. Ltd., Class A	24,900	8,868
	Ecovacs Robotics Co. Ltd., Class A	7,900	45,029
	Edan Instruments, Inc., Class A	12,500	14,430
	Edifier Technology Co. Ltd., Class A	15,400	25,258
	EEKA Fashion Holdings Ltd.	64,000	74,548
	Electric Connector Technology Co. Ltd., Class A	6,000	28,440
*	Elion Energy Co. Ltd., Class A	87,620	4,607
	ENN Energy Holdings Ltd.	285,200	1,995,618
	Eoptolink Technology, Inc. Ltd., Class A	6,671	93,363
	Era Co. Ltd., Class A	28,400	15,577
	Essex Bio-technology Ltd.	88,000	28,065
	Estun Automation Co. Ltd., Class A	7,800	14,348
	Eternal Asia Supply Chain Management Ltd., Class A	97,000	40,824
	EVA Precision Industrial Holdings Ltd.	320,000	27,812
	Eve Energy Co. Ltd., Class A	7,300	38,824

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Ever Sunshine Services Group Ltd.	406,000	$79,925
Ω	Everbright Securities Co. Ltd., Class H	64,400	41,864
	Excellence Commercial Property & Facilities Management Group Ltd.	51,000	8,713
	Eyebright Medical Technology Beijing Co. Ltd., Class A	1,992	21,707
	Fangda Carbon New Material Co. Ltd., Class A	44,220	27,287
	Fangda Special Steel Technology Co. Ltd., Class A	79,310	43,922
*	Fanhua, Inc., Sponsored ADR	11,175	17,545
*	Farasis Energy Gan Zhou Co. Ltd., Class A	11,645	15,539
	FAW Jiefang Group Co. Ltd., Class A	30,600	35,863
	FAWER Automotive Parts Co. Ltd., Class A	49,400	34,979
	Fibocom Wireless, Inc., Class A	14,940	25,830
*	FIH Mobile Ltd.	782,000	79,396
*	Financial Street Holdings Co. Ltd., Class A	51,600	16,339
	Financial Street Property Co. Ltd., Class H	13,000	3,720
	FinVolution Group, ADR	34,559	192,839
	First Capital Securities Co. Ltd., Class A	38,800	28,429
	First Tractor Co. Ltd., Class H	64,000	54,928
	Focus Lightings Tech Co. Ltd., Class A	17,200	22,089
	Focus Media Information Technology Co. Ltd., Class A	195,000	156,381
	Focuslight Technologies, Inc., Class A	2,433	17,980
	Foryou Corp., Class A	4,300	15,979
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	36,277	176,442
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	10,500	10,116
*	Foshan Yowant Technology Co. Ltd., Class A	13,800	8,694
*	Founder Holdings Ltd.	332,000	23,847
	Founder Securities Co. Ltd., Class A	49,800	53,496
	Foxconn Industrial Internet Co. Ltd., Class A	109,100	366,518
*	FriendTimes, Inc.	212,000	14,390
	Fu Shou Yuan International Group Ltd.	359,000	225,209
	Fujian Apex Software Co. Ltd., Class A	5,700	25,614
	Fujian Boss Software Development Co. Ltd., Class A	14,940	24,243
	Fujian Foxit Software Development JSC Ltd., Class A	2,807	16,375
	Fujian Longking Co. Ltd., Class A	16,500	26,696
	Fujian Star-net Communication Co. Ltd., Class A	7,000	12,886
*	Fulin Precision Co. Ltd., Class A	20,600	18,554
*	Fullshare Holdings Ltd.	95,550	5,683
	Fushun Special Steel Co. Ltd., Class A	23,800	19,278
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	6,200	38,426
Ω	Ganfeng Lithium Group Co. Ltd., Class H	97,360	204,444
	Gansu Shangfeng Cement Co. Ltd., Class A	30,240	27,046
	Gansu Yasheng Industrial Group Co. Ltd., Class A	58,800	20,026
	Gaona Aero Material Co. Ltd., Class A	6,240	13,780
	Gaush Meditech Ltd.	4,200	6,786
	G-bits Network Technology Xiamen Co. Ltd., Class A	2,900	66,911
	GCL Energy Technology Co. Ltd., Class A	44,100	48,058
*	GCL System Integration Technology Co. Ltd., Class A	67,200	18,141
	Geely Automobile Holdings Ltd.	1,462,000	1,485,475
	GEM Co. Ltd., Class A	42,600	36,524
	Gemdale Corp., Class A	68,000	29,707
	Gemdale Properties & Investment Corp. Ltd.	1,966,000	53,353
Ω	Genertec Universal Medical Group Co. Ltd.	245,000	137,421
*	Genimous Technology Co. Ltd., Class A	36,800	29,792
	Geovis Technology Co. Ltd., Class A	4,358	19,184
	Getein Biotech, Inc., Class A	9,212	9,813
	GF Securities Co. Ltd., Class H	260,600	224,031
Ω	Giant Biogene Holding Co. Ltd.	72,000	373,228
	Giant Network Group Co. Ltd., Class A	36,500	47,224
*	GigaDevice Semiconductor, Inc., Class A	3,560	42,456
	Ginlong Technologies Co. Ltd., Class A	5,350	47,279

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Glarun Technology Co. Ltd., Class A	17,900	$34,034
*	Glorious Property Holdings Ltd.	323,000	413
	GoerTek, Inc., Class A	20,300	60,602
	Goke Microelectronics Co. Ltd., Class A	3,000	22,988
	Goldcard Smart Group Co. Ltd., Class A	5,100	7,653
	Goldenmax International Group Ltd., Class A	29,400	26,417
	Goldlion Holdings Ltd.	56,000	7,090
	Goldpac Group Ltd.	147,000	19,735
	Goldwind Science & Technology Co. Ltd., Class H	225,556	116,315
*	GOME Retail Holdings Ltd.	804,000	2,370
	Goneo Group Co. Ltd., Class A	2,320	22,503
*	Goodbaby International Holdings Ltd.	121,000	9,923
	GoodWe Technologies Co. Ltd. (688390 C1), Class A	3,929	32,850
*	Gosuncn Technology Group Co. Ltd., Class A	49,200	30,307
	Gotion High-tech Co. Ltd., Class A	10,400	28,163
	Grandblue Environment Co. Ltd., Class A	10,000	29,894
*	Grandjoy Holdings Group Co. Ltd., Class A	70,700	23,987
	Great Wall Motor Co. Ltd., Class H	196,000	267,614
	Greatview Aseptic Packaging Co. Ltd.	325,000	99,084
	Gree Electric Appliances, Inc. of Zhuhai, Class A	27,017	149,628
*	Gree Real Estate Co. Ltd., Class A	23,500	16,975
	Greentown China Holdings Ltd.	476,000	360,221
Ω	Greentown Management Holdings Co. Ltd.	283,000	161,699
	Greentown Service Group Co. Ltd.	514,000	224,852
	GRG Banking Equipment Co. Ltd., Class A	51,100	71,339
	GRG Metrology & Test Group Co. Ltd., Class A	3,900	6,800
	Grinm Advanced Materials Co. Ltd., Class A	16,100	20,342
	Guangdong Advertising Group Co. Ltd., Class A	52,400	36,772
	Guangdong Aofei Data Technology Co. Ltd., Class A	16,063	22,709
	Guangdong Construction Engineering Group Co. Ltd., Class A	45,700	22,536
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	24,100	18,926
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	30,700	28,237
	Guangdong Dongpeng Holdings Co. Ltd., Class A	14,700	12,087
	Guangdong Dowstone Technology Co. Ltd., Class A	16,800	21,178
	Guangdong Haid Group Co. Ltd., Class A	12,200	74,173
	Guangdong Hongda Holdings Group Co. Ltd., Class A	15,000	39,952
	Guangdong Investment Ltd.	384,000	201,373
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	6,100	20,018
	Guangdong Provincial Expressway Development Co. Ltd., Class A	48,600	72,897
*	Guangdong Shenglu Telecommunication Tech Co. Ltd., Class A	23,300	18,683
	Guangdong South New Media Co. Ltd., Class A	6,900	31,549
*	Guangdong TCL Smart Home Appliances Co. Ltd.	22,200	28,006
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	18,700	34,944
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	14,700	23,628
	Guangshen Railway Co. Ltd., Class H	236,000	71,873
	Guangxi Liugong Machinery Co. Ltd., Class A	58,800	81,739
	Guangxi LiuYao Group Co. Ltd., Class A	9,500	22,747
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	46,200	14,389
	Guangzhou Automobile Group Co. Ltd., Class H	300,800	110,943
*	Guangzhou Baiyun International Airport Co. Ltd., Class A	31,500	41,976
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	68,000	173,310
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	10,300	27,052
	Guangzhou Haige Communications Group, Inc. Co., Class A	38,900	53,744
	Guangzhou Haoyang Electronic Co. Ltd., Class A	1,350	7,483
*	Guangzhou Hi-Target Navigation Tech Co. Ltd., Class A	22,900	23,831
	Guangzhou KDT Machinery Co. Ltd., Class A	8,400	19,245
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	9,500	38,229
	Guangzhou Restaurant Group Co. Ltd., Class A	12,136	25,969

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	12,100	$49,779
	Guangzhou Sie Consulting Co. Ltd., Class A	12,500	23,171
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	23,580	51,350
	Guangzhou Wondfo Biotech Co. Ltd., Class A	11,115	38,589
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	45,642	33,687
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	10,900	12,437
	Guilin Sanjin Pharmaceutical Co. Ltd., Class A	8,900	15,617
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	62,500	28,969
	Guizhou Zhenhua E-chem, Inc., Class A	4,330	5,279
	Guomai Technologies, Inc., Class A	11,900	10,022
	Guosen Securities Co. Ltd., Class A	27,640	33,836
Ω	Guotai Junan Securities Co. Ltd., Class H	44,000	45,880
	Guoyuan Securities Co. Ltd., Class A	20,000	18,419
	H World Group Ltd. (1179 HK)	197,700	594,591
Ω	Haidilao International Holding Ltd.	185,000	300,059
	Haier Smart Home Co. Ltd. (600690 C1), Class A	36,800	138,990
	Haier Smart Home Co. Ltd. (6690 HK), Class H	436,399	1,426,769
	Hainan Drinda New Energy Technology Co. Ltd., Class A	1,700	9,010
	Hainan Haide Capital Management Co. Ltd., Class A	41,491	31,405
*	Hainan Meilan International Airport Co. Ltd., Class H	44,000	43,001
	Haitian International Holdings Ltd.	161,000	467,106
	Haitong Securities Co. Ltd., Class H	438,000	202,514
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	414,000	40,865
	Hand Enterprise Solutions Co. Ltd., Class A	25,700	22,290
	Hang Zhou Great Star Industrial Co. Ltd., Class A	17,400	58,698
	Hangcha Group Co. Ltd., Class A	22,947	52,992
	Hangjin Technology Co. Ltd., Class A	12,400	34,489
	Hangxiao Steel Structure Co. Ltd., Class A	31,000	10,212
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	31,600	35,524
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	6,283	28,938
	Hangzhou Dptech Technologies Co. Ltd., Class A	12,900	21,733
	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	8,000	17,762
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	4,200	21,724
	Hangzhou Honghua Digital Technology Stock Co. Ltd., Class A	2,200	18,836
	Hangzhou Lion Microelectronics Co. Ltd., Class A	5,500	17,942
	Hangzhou Onechance Tech Corp., Class A	4,960	10,577
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	15,900	42,877
	Hangzhou Robam Appliances Co. Ltd., Class A	18,000	54,031
	Hangzhou Shunwang Technology Co. Ltd., Class A	14,500	20,822
*	Hangzhou Silan Microelectronics Co. Ltd., Class A	11,500	34,324
	Hangzhou Sunrise Technology Co. Ltd., Class A	7,900	15,825
	Hangzhou Tigermed Consulting Co. Ltd. (300347 C2), Class A	1,100	8,157
#Ω	Hangzhou Tigermed Consulting Co. Ltd. (3347 HK), Class H	23,900	91,801
	Han's Laser Technology Industry Group Co. Ltd., Class A	15,000	45,749
Ω	Hansoh Pharmaceutical Group Co. Ltd.	180,000	393,728
	Haohua Chemical Science & Technology Co. Ltd., Class A	13,050	50,963
*Ω	Harbin Bank Co. Ltd., Class H	462,000	16,488
	Harbin Boshi Automation Co. Ltd., Class A	11,300	19,235
	Harbin Electric Co. Ltd., Class H	160,000	51,722
*	Harbin Gloria Pharmaceuticals Co. Ltd., Class A	74,500	19,719
*	Harbin Pharmaceutical Group Co. Ltd., Class A	61,800	26,772
	HBIS Resources Co. Ltd., Class A	30,300	59,459
*Ω	HBM Holdings Ltd.	96,000	16,943
	Health & Happiness H&H International Holdings Ltd.	100,500	110,215
*	Healthcare Co. Ltd., Class A	5,800	5,376
*	Hebei Changshan Biochemical Pharmaceutical Co. Ltd., Class A	21,900	30,171
*	Hebei Construction Group Corp. Ltd., Class H	143,000	9,136
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	19,000	46,416
	Hefei Meiya Optoelectronic Technology, Inc., Class A	19,630	42,836

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hefei Urban Construction Development Co. Ltd., Class A	31,800	$19,387
	Helens International Holdings Co. Ltd.	10,000	2,657
	Hello Group, Inc., Sponsored ADR	50,798	342,886
	Henan Lingrui Pharmaceutical Co., Class A	21,600	64,337
	Henan Pinggao Electric Co. Ltd., Class A	29,800	82,638
	Henan Thinker Automatic Equipment Co. Ltd., Class A	9,520	25,800
*	Henan Yicheng New Energy Co. Ltd., Class A	45,700	18,650
	Henan Yuguang Gold & Lead Co. Ltd., Class A	27,100	22,276
	Henan Zhongyuan Expressway Co. Ltd., Class A	41,000	21,092
*	Hengdeli Holdings Ltd.	372,000	5,928
	Hengli Petrochemical Co. Ltd., Class A	59,100	114,310
	Hengtong Optic-electric Co. Ltd., Class A	27,000	58,157
	Hengyi Petrochemical Co. Ltd., Class A	28,034	25,093
	Hesteel Co. Ltd., Class A	100,275	26,943
	Hexing Electrical Co. Ltd., Class A	5,200	30,456
*	Hi Sun Technology China Ltd.	693,000	31,958
#	Hisense Home Appliances Group Co. Ltd., Class H	109,000	352,387
	Hithink RoyalFlush Information Network Co. Ltd., Class A	4,500	66,570
	HLA Group Corp. Ltd., Class A	30,700	27,875
	HMT Xiamen New Technical Materials Co. Ltd., Class A	7,100	17,941
	Homeland Interactive Technology Ltd.	104,000	18,502
	Hongfa Technology Co. Ltd., Class A	14,980	56,798
*	Honghua Group Ltd.	1,048,000	10,190
	Hongta Securities Co. Ltd., Class A	18,800	18,647
*	Hopson Development Holdings Ltd.	342,846	131,426
	Hoymiles Power Electronics, Inc., Class A	1,130	20,749
	Hoyuan Green Energy Co. Ltd., Class A	12,378	27,108
Ω	Hua Hong Semiconductor Ltd.	44,000	116,670
	Huaan Securities Co. Ltd., Class A	48,480	31,420
	Huada Automotive Technology Corp. Ltd., Class A	5,500	22,334
	Huadian Heavy Industries Co. Ltd., Class A	12,900	8,750
	Huadong Medicine Co. Ltd., Class A	19,000	76,717
*	Huafa Property Services Group Co. Ltd.	380,000	13,382
	Huafon Chemical Co. Ltd., Class A	111,602	119,670
*	Huafon Microfibre Shanghai Technology Co. Ltd., Class A	44,308	24,346
*	Huafu Fashion Co. Ltd., Class A	29,500	14,112
	Huagong Tech Co. Ltd., Class A	6,800	27,315
	Hualan Biological Engineering, Inc., Class A	18,900	43,128
	Huangshan Novel Co. Ltd., Class A	15,600	20,106
	Huangshan Tourism Development Co. Ltd., Class A	12,700	19,731
	Huapont Life Sciences Co. Ltd., Class A	52,633	28,919
Ω	Huatai Securities Co. Ltd., Class H	168,800	186,757
	Huaxi Securities Co. Ltd., Class A	35,340	33,423
	Huaxia Bank Co. Ltd., Class A	61,108	53,093
	Huayu Automotive Systems Co. Ltd., Class A	23,200	50,050
*	Hubei Biocause Pharmaceutical Co. Ltd., Class A	168,300	43,836
*	Hubei Dinglong Co. Ltd., Class A	11,600	34,635
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	9,050	41,486
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	15,600	68,815
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	30,500	78,853
	Huishang Bank Corp. Ltd., Class H	60,000	16,872
	Huizhou Desay Sv Automotive Co. Ltd., Class A	3,300	43,621
	Humanwell Healthcare Group Co. Ltd., Class A	27,200	75,060
	Hunan Aihua Group Co. Ltd., Class A	8,100	15,114
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	41,200	12,711
	Hunan Gold Corp. Ltd., Class A	17,500	41,610
*	Hunan Silver Co. Ltd., Class A	47,998	20,832
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	40,800	28,942
	Hunan Valin Steel Co. Ltd., Class A	78,100	50,278

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hunan Zhongke Electric Co. Ltd., Class A	6,600	$7,713
	Hundsun Technologies, Inc., Class A	14,957	37,927
	HUYA, Inc., ADR	32,142	136,925
#Ω	Hygeia Healthcare Holdings Co. Ltd.	79,600	214,482
	Hymson Laser Technology Group Co. Ltd., Class A	5,288	23,654
*	Hytera Communications Corp. Ltd., Class A	32,700	18,866
*	HyUnion Holding Co. Ltd., Class A	18,400	13,451
*	IAT Automobile Technology Co. Ltd., Class A	12,200	18,397
#*Ω	iDreamSky Technology Holdings Ltd.	154,000	45,510
	IEIT Systems Co. Ltd., Class A	7,900	41,107
	Iflytek Co. Ltd., Class A	11,350	62,592
*	I-Mab, Sponsored ADR	9,306	12,935
*Ω	IMAX China Holding, Inc.	28,200	30,288
	Imeik Technology Development Co. Ltd., Class A	2,660	64,730
	Industrial & Commercial Bank of China Ltd., Class H	3,816,000	2,113,995
	Industrial Bank Co. Ltd., Class A	191,400	443,642
	Industrial Securities Co. Ltd., Class A	78,757	59,500
	Infore Environment Technology Group Co. Ltd., Class A	78,200	46,806
Ω	Ingdan, Inc.	144,000	18,569
	Ingenic Semiconductor Co. Ltd., Class A	1,600	12,392
	Inkeverse Group Ltd.	149,000	13,935
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	123,200	24,911
	Inner Mongolia Furui Medical Science Co. Ltd., Class A	3,300	21,557
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	17,800	31,690
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	48,377	168,054
*Ω	InnoCare Pharma Ltd.	102,000	60,650
*Ω	Innovent Biologics, Inc.	79,500	393,551
	Inspur Digital Enterprise Technology Ltd.	162,000	65,303
	Intron Technology Holdings Ltd.	155,000	29,808
#*	iQIYI, Inc., ADR	147,181	490,113
	iRay Technology Co. Ltd., Class A	1,526	22,686
	IReader Technology Co. Ltd., Class A	11,800	28,585
	IVD Medical Holding Ltd.	192,000	23,367
	JA Solar Technology Co. Ltd., Class A	21,920	32,767
	Jade Bird Fire Co. Ltd., Class A	7,280	11,516
	Jafron Biomedical Co. Ltd., Class A	10,600	39,212
	Jason Furniture Hangzhou Co. Ltd., Class A	9,570	33,609
	JCET Group Co. Ltd., Class A	38,800	179,816
*Ω	JD Health International, Inc.	266,600	739,961
*Ω	JD Logistics, Inc.	302,300	310,919
	JD.com, Inc. (9618 HK), Class A	175,728	2,317,079
#	JD.com, Inc. (JD US), ADR	7,708	203,414
	JF SmartInvest Holdings Ltd.	32,000	39,186
	Jiajiayue Group Co. Ltd., Class A	9,900	11,553
	Jiangling Motors Corp. Ltd., Class A	11,000	48,860
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd., Class A	13,800	9,809
	Jiangsu Azure Corp., Class A	25,600	30,204
	Jiangsu Changshu Automotive Trim Group Co. Ltd., Class A	10,600	18,718
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	23,320	23,391
	Jiangsu Cnano Technology Co. Ltd., Class A	12,180	37,221
*	Jiangsu Dagang Co. Ltd., Class A	13,000	23,096
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	11,400	14,357
	Jiangsu Eastern Shenghong Co. Ltd., Class A	34,100	37,455
	Jiangsu Etern Co. Ltd., Class A	35,800	18,020
	Jiangsu Expressway Co. Ltd., Class H	336,000	319,749
	Jiangsu Guomao Reducer Co. Ltd., Class A	5,600	7,146
	Jiangsu Guotai International Group Co. Ltd., Class A	53,000	49,020
	Jiangsu Guoxin Corp. Ltd., Class A	21,400	21,447
*	Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	1,200	7,099

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	5,975	$37,866
	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	17,568	102,575
	Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	10,200	10,339
*	Jiangsu High Hope International Group Corp., Class A	57,300	13,636
	Jiangsu Hongdou Industrial Co. Ltd., Class A	60,100	17,902
*	Jiangsu Huahong Technology Stock Co. Ltd., Class A	13,800	12,612
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	36,600	19,192
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	14,744	37,890
	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	8,600	17,240
	Jiangsu King's Luck Brewery JSC Ltd., Class A	13,600	83,151
	Jiangsu Linyang Energy Co. Ltd., Class A	23,500	20,299
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	9,100	37,611
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	12,900	45,899
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	24,000	30,908
	Jiangsu Shagang Co. Ltd., Class A	11,400	6,989
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	34,300	22,739
*	Jiangsu Sopo Chemical Co., Class A	20,200	17,435
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd., Class A	33,000	22,147
	Jiangsu Yanghe Distillery Co. Ltd., Class A	5,600	63,395
	Jiangsu Yangnong Chemical Co. Ltd., Class A	8,190	62,394
	Jiangsu Yoke Technology Co. Ltd., Class A	2,900	23,873
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	9,692	49,894
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	30,000	16,691
	Jiangsu Zhongtian Technology Co. Ltd., Class A	51,900	107,560
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	59,300	20,835
#	Jiangxi Bank Co. Ltd., Class H	202,000	17,099
*	Jiangxi Black Cat Carbon Black Co. Ltd., Class A	16,700	15,630
	Jiangxi Copper Co. Ltd., Class H	332,000	583,636
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd., Class A	5,200	19,818
	Jiangzhong Pharmaceutical Co. Ltd., Class A	13,100	41,135
	Jianmin Pharmaceutical Group Co. Ltd., Class A	2,700	18,053
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	42,300	33,427
	Jiayou International Logistics Co. Ltd., Class A	9,405	23,800
*	Jilin Chemical Fibre, Class A	21,700	9,835
	Jinchuan Group International Resources Co. Ltd.	856,000	60,153
	Jinduicheng Molybdenum Co. Ltd., Class A	31,100	45,489
	Jingjin Equipment, Inc., Class A	8,200	20,981
*	Jinke Smart Services Group Co. Ltd., Class H	22,700	22,808
*	Jinneng Holding Shanxi Electric Power Co. Ltd., Class A	35,700	11,816
#Ω	Jinxin Fertility Group Ltd.	535,500	172,637
	Jinyu Bio-Technology Co. Ltd., Class A	7,400	6,981
	Jinzai Food Group Co. Ltd., Class A	11,300	17,619
	JiuGui Liquor Co. Ltd., Class A	3,100	17,553
#Ω	Jiumaojiu International Holdings Ltd.	156,000	57,883
	Jiuzhitang Co. Ltd., Class A	17,600	16,619
	JL Mag Rare-Earth Co. Ltd. (300748 C2), Class A	8,704	14,560
	JL Mag Rare-Earth Co. Ltd. (6680 HK), Class H	23,000	16,622
	JNBY Design Ltd.	95,000	155,112
	Joinn Laboratories China Co. Ltd., Class A	15,064	31,534
	Jointown Pharmaceutical Group Co. Ltd., Class A	134,132	85,662
	Jolywood Suzhou Sunwatt Co. Ltd., Class A	10,500	8,352
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	6,000	16,316
	Joy City Property Ltd.	552,000	14,088
	Joyoung Co. Ltd., Class A	9,850	14,607
	JS Corrugating Machinery Co. Ltd., Class A	14,400	22,626
Ω	JS Global Lifestyle Co. Ltd.	538,500	107,635
	JSTI Group, Class A	47,100	47,813
*	Jutal Offshore Oil Services Ltd.	236,000	16,842
*	JY Grandmark Holdings Ltd.	59,000	4,193

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Kaishan Group Co. Ltd., Class A	12,100	$15,487
*Ω	Kangda International Environmental Co. Ltd.	68,000	1,932
	Kangji Medical Holdings Ltd.	77,000	56,077
	Kanzhun Ltd., ADR	6,300	85,554
*	KBC Corp. Ltd., Class A	3,945	9,372
	Kehua Data Co. Ltd., Class A	7,300	19,963
	Kidswant Children Products Co. Ltd., Class A	10,000	7,460
*	KingClean Electric Co. Ltd., Class A	7,480	22,466
	Kingfa Sci & Tech Co. Ltd., Class A	20,900	18,932
	Kingsemi Co. Ltd., Class A	2,554	24,982
*	Kingsoft Cloud Holdings Ltd.	138,000	25,074
	Kingsoft Corp. Ltd.	258,400	731,954
*	Ko Yo Chemical Group Ltd.	972,000	7,969
	Konfoong Materials International Co. Ltd., Class A	2,900	21,149
*	Konka Group Co. Ltd., Class A	20,600	7,223
	KPC Pharmaceuticals, Inc., Class A	15,500	31,864
	Kuaijishan Shaoxing Wine Co. Ltd., Class A	14,200	19,810
*Ω	Kuaishou Technology	52,300	292,916
*	Kuang-Chi Technologies Co. Ltd., Class A	8,100	20,215
	Kunlun Tech Co. Ltd., Class A	25,675	107,459
	Kunshan Dongwei Technology Co. Ltd., Class A	2,952	10,362
	Kunshan Huguang Auto Harness Co. Ltd., Class A	2,800	9,325
	Kunshan Kinglai Hygienic Materials Co. Ltd., Class A	3,960	10,987
	Kunwu Jiuding Investment Holdings Co. Ltd., Class A	10,700	20,161
	Kweichow Moutai Co. Ltd., Class A	10,400	2,044,617
#*	KWG Group Holdings Ltd. (1813 HK)	513,000	18,709
	Lakala Payment Co. Ltd., Class A	24,200	41,362
	Lancy Co. Ltd., Class A	8,800	16,794
	Lao Feng Xiang Co. Ltd., Class A	11,000	79,899
	Laobaixing Pharmacy Chain JSC, Class A	19,617	37,737
	Launch Tech Co. Ltd., Class H	20,500	10,973
	LB Group Co. Ltd., Class A	39,600	94,528
	Leader Harmonious Drive Systems Co. Ltd., Class A	1,453	15,960
	Lee & Man Paper Manufacturing Ltd.	168,000	51,981
	Lee's Pharmaceutical Holdings Ltd.	56,000	7,799
*Ω	Legend Holdings Corp., Class H	178,600	127,431
	Lenovo Group Ltd.	3,492,000	4,522,873
	Lens Technology Co. Ltd., Class A	43,500	107,704
	Leo Group Co. Ltd., Class A	195,937	41,293
	Lepu Medical Technology Beijing Co. Ltd., Class A	32,400	58,820
	LexinFintech Holdings Ltd., ADR	26,615	46,842
	Leyard Optoelectronic Co. Ltd., Class A	55,500	33,516
#*	Li Auto, Inc. (LI US), ADR	29,401	580,376
	Li Ning Co. Ltd.	1,090,500	2,031,179
*	LianChuang Electronic Technology Co. Ltd., Class A	16,100	15,530
	Lianhe Chemical Technology Co. Ltd., Class A	21,900	15,207
*	Liao Ning Oxiranchem, Inc. (300082 CH), Class A	11,800	7,195
	Liaoning Cheng Da Co. Ltd., Class A	19,200	22,865
	Liaoning Port Co. Ltd., Class H	236,000	18,463
*	Lier Chemical Co. Ltd., Class A	23,400	24,821
*	Lifetech Scientific Corp.	806,000	150,568
	Linewell Software Co. Ltd., Class A	19,400	21,397
	Lingbao Gold Group Co. Ltd., Class H	88,000	38,859
	Lingyi iTech Guangdong Co., Class A	54,700	54,666
#Ω	Linklogis, Inc., Class B	231,000	50,875
#	LK Technology Holdings Ltd.	105,999	39,085
	Loncin Motor Co. Ltd., Class A	35,900	32,921
#Ω	Longfor Group Holdings Ltd.	453,000	588,496
	Longhua Technology Group Luoyang Co. Ltd., Class A	21,000	16,335

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	LONGi Green Energy Technology Co. Ltd., Class A	55,000	$110,524
	Longshine Technology Group Co. Ltd., Class A	20,000	23,989
	Lonking Holdings Ltd.	341,000	67,061
*	Lotus Holdings Co. Ltd.	38,100	18,027
	Luenmei Quantum Co. Ltd., Class A	46,100	34,780
	Luolai Lifestyle Technology Co. Ltd., Class A	22,700	23,287
*	Luoxin Pharmaceuticals Group Stock Co. Ltd., Class A	17,700	9,990
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	4,200	10,454
	Lushang Freda Pharmaceutical Co. Ltd., Class A	15,200	13,555
	Luxi Chemical Group Co. Ltd., Class A	40,200	62,828
	Luxshare Precision Industry Co. Ltd., Class A	52,754	280,187
#*Ω	Luye Pharma Group Ltd.	353,500	126,202
	Luzhou Laojiao Co. Ltd., Class A	11,809	213,630
*	Maanshan Iron & Steel Co. Ltd., Class H	164,000	22,878
	Maccura Biotechnology Co. Ltd., Class A	19,300	31,517
	Mango Excellent Media Co. Ltd., Class A	29,205	83,243
*Ω	Maoyan Entertainment	119,200	122,329
	Maxscend Microelectronics Co. Ltd., Class A	2,400	25,695
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	7,100	25,921
Ω	Medlive Technology Co. Ltd.	10,500	10,119
	Meilleure Health International Industry Group Ltd.	594,000	11,140
	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	92,600	46,981
#Ω	Meitu, Inc.	772,500	250,489
*Ω	Meituan, Class B	240,010	3,323,336
	Metallurgical Corp. of China Ltd., Class H	768,000	147,545
	M-Grass Ecology & Environment Group Co. Ltd., Class A	48,300	15,636
	MicroPort NeuroTech Ltd.	22,000	22,247
#*	Microport Scientific Corp.	30,200	20,674
	Midea Group Co. Ltd., Class A	27,700	244,300
Ω	Midea Real Estate Holding Ltd.	124,600	111,003
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	2,100	15,970
	Ming Yang Smart Energy Group Ltd., Class A	32,200	44,398
	Ming Yuan Cloud Group Holdings Ltd.	238,000	55,059
	MINISO Group Holding Ltd.	142,000	593,614
*	Minmetals Development Co. Ltd., Class A	10,100	8,989
*	Minmetals Land Ltd.	296,000	12,820
*	Minth Group Ltd.	94,000	131,898
	MLS Co. Ltd., Class A	25,996	29,453
*	MMG Ltd.	1,640,799	509,275
#*Ω	Mobvista, Inc.	191,000	46,882
	Monalisa Group Co. Ltd., Class A	8,100	9,462
	Montage Technology Co. Ltd., Class A	4,975	41,071
	Morimatsu International Holdings Co. Ltd.	72,000	42,722
*Ω	Mulsanne Group Holding Ltd.	50,000	6,076
	Nanhua Futures Co. Ltd., Class A	7,600	10,112
	NanJi E-Commerce Co. Ltd., Class A	47,354	17,913
	Nanjing Hanrui Cobalt Co. Ltd., Class A	10,200	35,868
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	18,877	31,918
*	Nanjing Sample Technology Co. Ltd., Class H	64,000	4,211
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	13,300	9,535
	Nantong Jianghai Capacitor Co. Ltd., Class A	11,400	20,651
*	Nantong Jiangshan Agrochemical & Chemical LLC, Class A	13,680	24,283
	NARI Technology Co. Ltd., Class A	77,524	257,574
	NAURA Technology Group Co. Ltd., Class A	2,000	94,947
*	NavInfo Co. Ltd., Class A	36,500	35,639
	NetDragon Websoft Holdings Ltd.	110,000	154,380
	NetEase, Inc. (9999 HK)	170,600	3,146,475
	NetEase, Inc. (NTES US), ADR	25,226	2,323,567
	Neusoft Corp., Class A	18,600	21,157

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Neusoft Education Technology Co. Ltd.	49,600	$18,491
	New China Life Insurance Co. Ltd., Class H	321,200	626,464
	New Hope Dairy Co. Ltd., Class A	11,300	13,413
	Neway Valve Suzhou Co. Ltd., Class A	16,700	41,220
*	Newborn Town, Inc.	158,000	63,034
	Newland Digital Technology Co. Ltd., Class A	26,800	49,527
	Nexteer Automotive Group Ltd.	159,000	68,993
*	Ninestar Corp., Class A	9,600	35,953
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	8,400	26,735
	Ningbo Huaxiang Electronic Co. Ltd., Class A	8,076	14,630
*	Ningbo Jifeng Auto Parts Co. Ltd., Class A	11,000	17,472
	Ningbo Joyson Electronic Corp., Class A	23,700	50,452
	Ningbo Orient Wires & Cables Co. Ltd., Class A	11,400	80,616
	Ningbo Peacebird Fashion Co. Ltd., Class A	10,200	19,256
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	7,745	24,475
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	15,400	62,722
	Ningbo Shanshan Co. Ltd., Class A	11,900	12,668
	Ningbo Sunrise Elc Technology Co. Ltd., Class A	7,200	19,186
	Ningbo Tuopu Group Co. Ltd., Class A	7,975	40,516
	Ningbo Xusheng Group Co. Ltd., Class A	8,624	12,007
	Ningbo Yunsheng Co. Ltd., Class A	10,200	8,010
	Ningbo Zhoushan Port Co. Ltd., Class A	57,100	28,054
*	Ningxia Orient Tantalum Industry Co. Ltd., Class A	13,600	18,633
*	NIO, Inc. (9866 HK), Class A	162,950	726,229
*	NIO, Inc. (NIO US), ADR	34,452	152,967
#*	Niu Technologies, Sponsored ADR	8,367	16,567
	Noah Holdings Ltd., Sponsored ADR	4,995	38,711
Ω	Nongfu Spring Co. Ltd., Class H	33,600	130,524
	Norinco International Cooperation Ltd., Class A	24,310	33,227
	North China Pharmaceutical Co. Ltd., Class A	30,700	20,107
	North Copper Co. Ltd., Class A	44,700	56,007
	North Huajin Chemical Industries Co. Ltd., Class A	46,290	26,392
	North Industries Group Red Arrow Co. Ltd., Class A	19,400	36,358
	Northeast Pharmaceutical Group Co. Ltd., Class A	30,800	17,046
	Northeast Securities Co. Ltd., Class A	48,600	40,318
	Northking Information Technology Co. Ltd., Class A	11,956	16,521
*	NSFOCUS Technologies Group Co. Ltd., Class A	10,900	7,860
	Nuode New Materials Co. Ltd., Class A	37,200	16,422
	NYOCOR Co. Ltd., Class A	26,500	18,783
	Ocean's King Lighting Science & Technology Co. Ltd., Class A	10,000	6,186
*	Offcn Education Technology Co. Ltd., Class A	115,100	26,435
	Offshore Oil Engineering Co. Ltd., Class A	113,459	86,249
	Onewo, Inc., Class H	28,100	69,232
	Oppein Home Group, Inc., Class A	6,300	39,648
	Opple Lighting Co. Ltd., Class A	18,600	40,939
	ORG Technology Co. Ltd., Class A	78,900	46,799
	Orient International Enterprise Ltd., Class A	25,700	20,753
	Orient Overseas International Ltd.	25,000	352,075
#Ω	Orient Securities Co. Ltd., Class H	150,400	62,698
*	Oriental Energy Co. Ltd., Class A	55,000	62,999
	Oriental Pearl Group Co. Ltd., Class A	41,900	36,842
*	Ourpalm Co. Ltd., Class A	42,100	24,622
	Ovctek China, Inc., Class A	13,360	30,352
	Pacific Online Ltd.	58,000	2,767
*	Pacific Securities Co. Ltd., Class A	89,700	42,308
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	10,300	37,202
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	68,600	22,988
	PCI Technology Group Co. Ltd., Class A	51,800	28,152
*	PDD Holdings, Inc., ADR	66,425	8,561,518

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*Ω	Peijia Medical Ltd.	44,000	$13,134
*	Peking University Resources Holdings Co. Ltd.	236,500	10,417
*	Pengxin International Mining Co. Ltd., Class A	57,000	18,889
	People.cn Co. Ltd., Class A	10,300	28,193
	People's Insurance Co. Group of China Ltd. , Class H	1,248,000	419,905
	Perfect World Co. Ltd., Class A	27,900	30,266
#Ω	Pharmaron Beijing Co. Ltd., Class H	49,050	60,268
	PICC Property & Casualty Co. Ltd., Class H	1,817,000	2,382,667
	Ping An Bank Co. Ltd., Class A	139,500	198,424
#*Ω	Ping An Healthcare & Technology Co. Ltd.	210,400	306,686
	Ping An Insurance Group Co. of China Ltd., Class H	1,033,500	4,488,096
	PNC Process Systems Co. Ltd., Class A	4,900	15,039
	POCO Holding Co. Ltd., Class A	3,920	22,360
*	Polaris Bay Group Co. Ltd., Class A	18,600	17,146
	Poly Developments & Holdings Group Co. Ltd., Class A	91,700	111,875
	Poly Property Group Co. Ltd.	702,362	130,444
	Poly Property Services Co. Ltd., Class H	22,800	78,254
Ω	Pop Mart International Group Ltd.	131,400	697,148
	Porton Pharma Solutions Ltd., Class A	9,400	16,537
Ω	Postal Savings Bank of China Co. Ltd., Class H	1,017,000	543,826
	Pou Sheng International Holdings Ltd.	548,000	41,459
	Power Construction Corp. of China Ltd., Class A	79,899	60,822
	PW Medtech Group Ltd.	171,000	26,330
	Pylon Technologies Co. Ltd., Class A	3,442	19,946
#*	Q Technology Group Co. Ltd.	127,000	70,903
*	Qi An Xin Technology Group, Inc., Class A	6,563	21,948
	Qianhe Condiment & Food Co. Ltd., Class A	25,204	47,862
	Qifu Technology, Inc., ADR	46,349	941,348
	Qingdao East Steel Tower Stock Co. Ltd., Class A	34,800	29,609
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	10,300	16,204
	Qingdao Gaoce Technology Co. Ltd., Class A	19,089	32,448
	Qingdao Gon Technology Co. Ltd., Class A	8,200	20,731
	Qingdao Haier Biomedical Co. Ltd., Class A	1,896	8,358
	Qingdao Hanhe Cable Co. Ltd., Class A	108,000	48,284
	Qingdao Rural Commercial Bank Corp., Class A	91,100	33,182
	Qingdao Sentury Tire Co. Ltd., Class A	5,460	16,816
	Qingdao TGOOD Electric Co. Ltd., Class A	13,000	36,041
*	Qinghai Salt Lake Industry Co. Ltd., Class A	40,600	87,370
*	QuantumCTek Co. Ltd., Class A	861	19,310
	Quectel Wireless Solutions Co. Ltd., Class A	6,379	41,069
#*	Radiance Holdings Group Co. Ltd.	166,000	51,133
	Rainbow Digital Commercial Co. Ltd., Class A	13,600	8,151
	Raytron Technology Co. Ltd., Class A	3,725	14,222
	Realcan Pharmaceutical Group Co. Ltd., Class A	25,300	7,840
#*††Ω	Redco Properties Group Ltd.	274,000	8,768
	Renhe Pharmacy Co. Ltd., Class A	50,100	39,214
	Renrui Human Resources Technology Holdings Ltd.	38,600	26,354
	Richinfo Technology Co. Ltd., Class A	12,500	29,247
	Risen Energy Co. Ltd., Class A	30,000	45,461
*	RiseSun Real Estate Development Co. Ltd., Class A	149,700	29,643
	Riyue Heavy Industry Co. Ltd., Class A	12,800	18,158
	RoboTechnik Intelligent Technology Co. Ltd., Class A	1,960	26,518
	Rockchip Electronics Co. Ltd., Class A	2,100	17,993
	Rongsheng Petrochemical Co. Ltd., Class A	14,800	18,584
*	Roshow Technology Co. Ltd., Class A	26,494	20,817
	Runjian Co. Ltd., Class A	4,700	18,463
	SAIC Motor Corp. Ltd., Class A	46,200	93,839
	Sanan Optoelectronics Co. Ltd., Class A	14,800	24,406
	Sangfor Technologies, Inc., Class A	1,600	10,944

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sanquan Food Co. Ltd., Class A	18,800	$28,883
	Sansure Biotech, Inc., Class A	5,033	13,525
#	Sany Heavy Equipment International Holdings Co. Ltd.	399,000	239,330
	Sany Heavy Industry Co. Ltd., Class A	42,650	95,297
	Satellite Chemical Co. Ltd., Class A	61,703	149,127
	SDIC Capital Co. Ltd., Class A	21,700	18,050
	Sealand Securities Co. Ltd., Class A	99,400	43,472
#*	Seazen Group Ltd.	768,285	137,538
*	Seazen Holdings Co. Ltd., Class A	34,226	45,831
*	Sensteed Hi-tech Group, Class A	127,900	20,548
*	Seres Group Co. Ltd., Class A	2,800	30,917
	SF Holding Co. Ltd., Class A	38,524	186,906
	SG Micro Corp., Class A	2,660	29,069
	Shaanxi Construction Engineering Group Corp. Ltd., Class A	19,300	9,639
*	Shaanxi Construction Machinery Co. Ltd., Class A	30,400	10,084
	ShaanXi Provincial Natural Gas Co. Ltd., Class A	21,800	22,171
	Shandong Bohui Paper Industrial Co. Ltd., Class A	37,730	23,327
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	23,600	50,049
	Shandong Denghai Seeds Co. Ltd., Class A	10,100	11,789
*	Shandong Dongyue Silicone Material Co. Ltd., Class A	7,100	6,732
Ω	Shandong Gold Mining Co. Ltd., Class H	192,500	398,856
	Shandong Head Group Co. Ltd., Class A	11,200	17,544
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	17,100	87,021
	Shandong Hi-speed Co. Ltd., Class A	22,800	26,858
	Shandong Hi-Speed Road & Bridge Co. Ltd., Class A	24,900	17,674
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	27,570	94,671
	Shandong Humon Smelting Co. Ltd., Class A	18,500	28,850
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	5,000	9,876
	Shandong Pharmaceutical Glass Co. Ltd., Class A	11,600	39,100
	Shandong Publishing & Media Co. Ltd., Class A	26,800	40,324
	Shandong Sun Paper Industry JSC Ltd., Class A	24,500	46,385
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	6,800	37,007
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	602,000	305,473
	Shandong WIT Dyne Health Co. Ltd., Class A	4,700	18,709
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd., Class A	31,600	21,298
	Shanghai Aiko Solar Energy Co. Ltd., Class A	27,400	35,785
	Shanghai AJ Group Co. Ltd., Class A	29,600	17,068
	Shanghai AtHub Co. Ltd., Class A	9,828	17,882
	Shanghai Bailian Group Co. Ltd., Class A	31,200	34,508
	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	16,704	41,253
	Shanghai Baolong Automotive Corp., Class A	3,300	14,753
	Shanghai Baosight Software Co. Ltd., Class A	19,494	86,721
	Shanghai Belling Co. Ltd., Class A	9,900	33,242
	Shanghai Construction Group Co. Ltd., Class A	141,200	45,712
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	16,500	20,824
	Shanghai Dazhong Public Utilities Group Co. Ltd., Class H	73,000	16,820
*	Shanghai Electric Group Co. Ltd., Class H	410,000	79,750
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	50,000	83,037
#	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	63,000	96,121
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	54,000	12,506
	Shanghai Fullhan Microelectronics Co. Ltd., Class A	4,000	21,527
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	10,584	26,699
	Shanghai Gentech Co. Ltd., Class A	4,383	17,870
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	15,900	40,270
Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	8,820	32,980
*Ω	Shanghai Henlius Biotech, Inc., Class H	11,100	31,797
	Shanghai Huace Navigation Technology Ltd., Class A	5,300	22,501
	Shanghai Industrial Urban Development Group Ltd.	504,600	25,502
#	Shanghai INT Medical Instruments Co. Ltd.	6,400	23,108

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai International Airport Co. Ltd., Class A	4,600	$22,005
	Shanghai Jahwa United Co. Ltd., Class A	9,800	24,310
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	5,600	18,629
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	24,600	34,709
	Shanghai Liangxin Electrical Co. Ltd., Class A	11,100	9,789
	Shanghai Lingang Holdings Corp. Ltd., Class A	21,840	28,977
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	19,648	24,660
	Shanghai M&G Stationery, Inc., Class A	14,300	59,292
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	21,300	34,198
*	Shanghai Medicilon, Inc., Class A	2,965	13,113
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	1,174	16,255
	Shanghai Moons' Electric Co. Ltd., Class A	4,100	22,748
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	260,800	391,073
	Shanghai Pret Composites Co. Ltd., Class A	17,300	19,911
	Shanghai Pudong Construction Co. Ltd., Class A	22,700	17,926
	Shanghai Pudong Development Bank Co. Ltd., Class A	254,500	295,973
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	34,076	61,316
	Shanghai RAAS Blood Products Co. Ltd., Class A	72,100	76,823
	Shanghai Runda Medical Technology Co. Ltd., Class A	10,000	18,838
	Shanghai Rural Commercial Bank Co. Ltd., Class A	60,700	55,923
*	Shanghai Shibei Hi-Tech Co. Ltd., Class A	39,100	22,425
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	14,400	24,287
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	7,600	34,695
	Shanghai Stonehill Technology Co. Ltd., Class A	109,100	37,035
	Shanghai Taisheng Wind Power Equipment Co. Ltd., Class A	10,200	9,962
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	17,300	17,581
	Shanghai Tunnel Engineering Co. Ltd., Class A	46,400	44,098
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	29,509	37,578
	Shanghai Wanye Enterprises Co. Ltd., Class A	18,100	27,742
	Shanghai Yaoji Technology Co. Ltd., Class A	6,900	17,173
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	36,300	27,431
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	34,300	93,068
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	33,900	23,433
	Shanjin International Gold Co. Ltd., Class C	43,100	106,590
	Shannon Semiconductor Technology Co. Ltd., Class A	5,900	23,893
	Shantui Construction Machinery Co. Ltd., Class A	11,400	11,263
	Shanxi Guoxin Energy Corp. Ltd., Class A	52,500	17,962
	Shanxi Securities Co. Ltd., Class A	47,230	32,550
*	Shanxi Taigang Stainless Steel Co. Ltd., Class A	59,400	29,510
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	9,440	240,767
*	Shanxi Zhendong Pharmaceutical Co. Ltd., Class A	31,000	17,305
*	Shanying International Holding Co. Ltd., Class A	99,600	20,133
	Sharetronic Data Technology Co. Ltd., Class A	2,800	25,242
	Shede Spirits Co. Ltd., Class A	5,100	38,723
	Shengda Resources Co. Ltd., Class A	21,100	32,976
	Shenghe Resources Holding Co. Ltd., Class A	41,500	47,598
*Ω	Shengjing Bank Co. Ltd., Class H	59,000	5,405
	Shengyi Technology Co. Ltd., Class A	12,700	34,363
	Shennan Circuits Co. Ltd., Class A	5,900	90,576
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	515,200	94,830
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	1,440	24,492
	Shenzhen Agricultural Products Group Co. Ltd., Class A	23,800	17,302
	Shenzhen Airport Co. Ltd., Class A	45,500	41,289
	Shenzhen Aisidi Co. Ltd., Class A	15,700	19,879
	Shenzhen Capchem Technology Co. Ltd., Class A	14,780	67,358
	Shenzhen Cereals Holdings Co. Ltd., Class A	18,500	15,317
	Shenzhen Changhong Technology Co. Ltd., Class A	10,700	23,293
	Shenzhen Click Technology Co. Ltd., Class A	9,300	13,719
	Shenzhen Comix Group Co. Ltd., Class A	13,700	9,127

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Das Intellitech Co. Ltd., Class A	35,800	$11,406
	Shenzhen Desay Battery Technology Co., Class A	6,754	24,110
*	Shenzhen Dynanonic Co. Ltd., Class A	2,652	10,152
	Shenzhen Envicool Technology Co. Ltd., Class A	6,240	20,157
*	Shenzhen Everwin Precision Technology Co. Ltd., Class A	16,680	27,568
	Shenzhen Expressway Corp. Ltd., Class H	158,000	154,501
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	26,000	34,438
	Shenzhen Fortune Trend Technology Co. Ltd., Class A	1,545	19,335
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd., Class A	7,400	9,009
	Shenzhen Gas Corp. Ltd., Class A	37,900	36,418
	Shenzhen Gongjin Electronics Co. Ltd., Class A	11,100	9,317
	Shenzhen Goodix Technology Co. Ltd., Class A	2,000	17,389
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	15,200	21,605
	Shenzhen Huaqiang Industry Co. Ltd., Class A	17,300	21,626
	Shenzhen Inovance Technology Co. Ltd., Class A	18,250	117,710
	Shenzhen International Holdings Ltd.	426,351	341,621
	Shenzhen Investment Ltd.	825,174	99,343
	Shenzhen Invt Electric Co. Ltd., Class A	14,100	11,777
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	9,900	10,138
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	33,600	22,317
	Shenzhen Kaifa Technology Co. Ltd., Class A	21,100	42,266
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	8,669	19,137
	Shenzhen Kedali Industry Co. Ltd., Class A	6,300	68,828
	Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	13,300	18,236
	Shenzhen Kinwong Electronic Co. Ltd., Class A	9,600	34,620
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	13,200	32,816
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	20,100	25,350
	Shenzhen Leaguer Co. Ltd., Class A	35,800	29,163
	Shenzhen Lifotronic Technology Co. Ltd., Class A	8,011	17,378
	Shenzhen Megmeet Electrical Co. Ltd., Class A	10,400	38,488
	Shenzhen Microgate Technology Co. Ltd., Class A	14,300	19,613
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	12,500	445,112
	Shenzhen MTC Co. Ltd., Class A	40,800	28,533
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	87,100	29,669
	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	7,100	61,031
	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	60,900	17,613
	Shenzhen Noposin Crop Science Co. Ltd., Class A	18,400	17,659
*	Shenzhen Overseas Chinese Town Co. Ltd., Class A	61,900	17,633
	Shenzhen Pagoda Industrial Group Corp. Ltd.	54,500	13,054
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	8,100	32,533
	Shenzhen SC New Energy Technology Corp., Class A	5,245	38,042
	Shenzhen SED Industry Co. Ltd., Class A	17,800	35,007
	Shenzhen SEG Co. Ltd., Class A	18,200	14,080
	Shenzhen Senior Technology Material Co. Ltd., Class A	12,693	13,899
	Shenzhen Sinexcel Electric Co. Ltd., Class A	2,800	8,530
	Shenzhen Sunlord Electronics Co. Ltd., Class A	10,900	39,992
	Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	3,800	11,395
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	22,200	26,971
	Shenzhen Sunway Communication Co. Ltd., Class A	19,700	53,293
	Shenzhen Tagen Group Co. Ltd., Class A	33,700	17,801
	Shenzhen Topband Co. Ltd., Class A	25,000	35,599
	Shenzhen Topway Video Communication Co. Ltd., Class A	17,300	18,353
	Shenzhen Transsion Holdings Co. Ltd., Class A	18,544	207,702
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	28,300	65,936
*	Shenzhen World Union Group, Inc., Class A	32,800	7,527
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	25,000	16,017
	Shenzhen Yinghe Technology Co. Ltd., Class A	9,100	19,337
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	13,700	11,540
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	21,000	67,864

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	79,100	$46,040
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	22,200	19,671
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	20,057	43,924
	Shinva Medical Instrument Co. Ltd., Class A	11,960	29,039
*	Shouhang High-Tech Energy Co. Ltd., Class A	53,900	2,759
	Shuangliang Eco-Energy Systems Co. Ltd., Class A	39,000	23,973
	Shui On Land Ltd.	940,500	79,370
*	Siasun Robot & Automation Co. Ltd., Class A	14,500	20,250
	Sichuan Chuantou Energy Co. Ltd., Class A	47,100	122,018
	Sichuan Development Lomon Co. Ltd., Class A	58,200	56,087
	Sichuan EM Technology Co. Ltd., Class A	19,100	17,600
	Sichuan Expressway Co. Ltd., Class H	234,000	96,198
	Sichuan Haite High-tech Co. Ltd., Class A	14,200	19,298
*	Sichuan Hebang Biotechnology Co. Ltd., Class A	126,600	30,115
	Sichuan Injet Electric Co. Ltd., Class A	1,800	9,371
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	8,320	17,177
	Sichuan Jiuzhou Electric Co. Ltd., Class A	16,600	24,736
*	Sichuan New Energy Power Co. Ltd., Class A	30,700	42,862
	Sichuan Road & Bridge Group Co. Ltd., Class A	146,580	127,877
	Sichuan Swellfun Co. Ltd., Class A	5,600	29,060
	Sichuan Yahua Industrial Group Co. Ltd., Class A	24,500	30,678
	Sieyuan Electric Co. Ltd., Class A	11,400	104,747
	SIM Technology Group Ltd.	262,000	13,729
#Ω	Simcere Pharmaceutical Group Ltd.	177,000	121,617
	Sineng Electric Co. Ltd., Class A	5,700	23,047
	Sino Biopharmaceutical Ltd.	2,866,000	1,027,745
	Sinocare, Inc., Class A	9,700	30,647
*	Sinochem International Corp., Class A	21,000	11,079
	Sinofert Holdings Ltd.	694,000	86,190
	Sinolink Securities Co. Ltd., Class A	30,800	33,638
*	Sinolink Worldwide Holdings Ltd.	604,800	7,735
	Sinoma International Engineering Co., Class A	67,300	94,866
	Sinoma Science & Technology Co. Ltd., Class A	21,700	34,511
	Sinomach Automobile Co. Ltd., Class A	45,500	39,036
	Sinomine Resource Group Co. Ltd., Class A	12,352	46,059
	Sinopec Engineering Group Co. Ltd., Class H	534,500	340,637
	Sinopec Kantons Holdings Ltd.	274,000	148,930
*	Sinopec Oilfield Equipment Corp., Class A	25,900	19,894
*	Sinopec Oilfield Service Corp., Class H	1,106,000	70,795
*	Sinopec Shanghai Petrochemical Co. Ltd., Class H	402,000	55,490
	Sinopep-Allsino Bio Pharmaceutical Co. Ltd., Class A	2,319	22,536
	Sinopharm Group Co. Ltd., Class H	730,000	1,712,246
	Sino-Platinum Metals Co. Ltd., Class A	10,478	19,503
	Sinoseal Holding Co. Ltd., Class A	3,600	15,822
	Sinosoft Co. Ltd., Class A	14,280	33,962
	Sinosteel Engineering & Technology Co. Ltd., Class A	43,400	34,544
	Sinosteel New Materials Co. Ltd., Class A	20,800	19,320
	Sinotrans Ltd., Class H	879,000	408,060
	Sinotruk Hong Kong Ltd.	195,000	513,254
	Sinotruk Jinan Truck Co. Ltd., Class A	18,000	38,326
	Skshu Paint Co. Ltd., Class A	11,656	52,484
	Skyworth Digital Co. Ltd., Class A	13,300	15,213
	Skyworth Group Ltd.	375,694	136,290
	Songcheng Performance Development Co. Ltd., Class A	14,900	16,853
	Sonoscape Medical Corp., Class A	2,600	12,852
	SooChow Securities Co. Ltd., Class A	35,340	31,090
	Southwest Securities Co. Ltd., Class A	97,700	53,124
	SSY Group Ltd.	400,000	199,459
	Star Lake Bioscience Co., Inc. Zhaoqing Guangdong, Class A	27,700	21,576

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	StarPower Semiconductor Ltd., Class A	2,660	$33,552
	State Grid Information & Communication Co. Ltd., Class A	17,400	41,988
	STO Express Co. Ltd., Class A	19,000	23,612
	Sumavision Technologies Co. Ltd., Class A	21,300	12,196
	Sumec Corp. Ltd., Class A	28,000	31,127
	Sun Art Retail Group Ltd.	314,500	51,163
*	Sun Create Electronics Co. Ltd., Class A	2,704	6,870
#*	Sun King Technology Group Ltd.	240,000	31,322
	Sunflower Pharmaceutical Group Co. Ltd., Class A	14,494	45,444
	Sungrow Power Supply Co. Ltd., Class A	24,640	235,189
	Suning Universal Co. Ltd., Class A	52,000	12,388
	Sunny Optical Technology Group Co. Ltd.	90,200	505,851
	Sunresin New Materials Co. Ltd., Class A	7,875	43,186
	Sunrise Group Co. Ltd., Class A	26,000	17,032
	Sunward Intelligent Equipment Co. Ltd., Class A	21,300	18,291
	Sunwoda Electronic Co. Ltd., Class A	13,100	31,158
	Suofeiya Home Collection Co. Ltd., Class A	12,600	24,650
	SUPCON Technology Co. Ltd., Class A	3,434	17,963
	Suplet Power Co. Ltd., Class A	4,368	6,436
	Suzhou Anjie Technology Co. Ltd., Class A	15,000	29,922
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	37,000	127,990
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	71,600	31,698
	Suzhou Good-Ark Electronics Co. Ltd., Class A	10,100	11,485
	Suzhou Maxwell Technologies Co. Ltd., Class A	896	12,904
*	Suzhou Secote Precision Electronic Co. Ltd., Class A	3,500	32,329
	Suzhou Sushi Testing Group Co. Ltd., Class A	10,600	17,333
	Suzhou TFC Optical Communication Co. Ltd., Class A	6,249	87,548
	SY Holdings Group Ltd.	86,000	54,610
	Symphony Holdings Ltd.	330,000	35,872
	Taiji Computer Corp. Ltd., Class A	10,439	24,221
*	Talkweb Information System Co. Ltd., Class A	12,600	18,782
	TangShan Port Group Co. Ltd., Class A	54,500	39,662
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	63,350	49,273
	Tansun Technology Co. Ltd., Class A	12,000	21,497
	Tasly Pharmaceutical Group Co. Ltd., Class A	15,400	29,981
	TCL Electronics Holdings Ltd.	270,000	178,759
	TDG Holdings Co. Ltd., Class A	24,800	22,427
	Telling Telecommunication Holding Co. Ltd., Class A	25,400	28,347
	Ten Pao Group Holdings Ltd.	140,000	21,667
	Tencent Holdings Ltd.	651,000	30,041,342
	Tencent Music Entertainment Group, ADR	103,186	1,463,177
#	Tenfu Cayman Holdings Co. Ltd.	46,000	25,894
	Three Squirrels, Inc., Class A	7,900	19,450
	Three's Co. Media Group Co. Ltd., Class A	6,216	21,439
	Thunder Software Technology Co. Ltd., Class A	6,000	37,748
	Tian An China Investment Co. Ltd.	112,000	57,485
	Tian Lun Gas Holdings Ltd.	55,500	24,626
	Tiande Chemical Holdings Ltd.	244,000	33,130
	Tiangong International Co. Ltd.	216,000	42,228
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	16,400	40,991
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	44,000	19,797
	Tianjin Development Holdings Ltd.	60,000	13,825
	Tianjin Port Development Holdings Ltd.	304,000	24,893
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	8,200	15,291
	Tianjin Teda Co. Ltd., Class A	32,700	14,626
*	Tianma Microelectronics Co. Ltd., Class A	32,300	31,930
#	Tianneng Power International Ltd.	184,000	124,317
	Tianqi Lithium Corp., Class H	42,000	115,113
	Tianshui Huatian Technology Co. Ltd., Class A	36,200	43,389

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Tianyun International Holdings Ltd.	50,000	$20,479
	Tibet Mineral Development Co., Class A	15,800	39,725
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	4,680	21,911
	Tingyi Cayman Islands Holding Corp.	254,000	309,701
	Titan Wind Energy Suzhou Co. Ltd., Class A	36,100	42,605
	TK Group Holdings Ltd.	30,000	7,151
	Tofflon Science & Technology Group Co. Ltd., Class A	16,700	26,736
	Toly Bread Co. Ltd., Class A	28,929	22,210
	Tomson Group Ltd.	210,981	51,270
	Tongcheng Travel Holdings Ltd.	265,200	461,727
*	Tongdao Liepin Group	70,200	21,215
	TongFu Microelectronics Co. Ltd., Class A	19,500	61,603
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	11,900	13,436
	Tongkun Group Co. Ltd., Class A	31,900	62,055
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	43,100	27,498
	Tongling Nonferrous Metals Group Co. Ltd., Class A	149,100	65,156
	Tongyu Heavy Industry Co. Ltd., Class A	50,700	13,476
	Topchoice Medical Corp., Class A	7,089	43,750
*	Topsec Technologies Group, Inc., Class A	38,100	25,219
Ω	Topsports International Holdings Ltd.	901,000	401,323
	Toread Holdings Group Co. Ltd., Class A	26,900	17,917
	Towngas Smart Energy Co. Ltd.	291,551	104,433
*	TPV Technology Co. Ltd., Class A	94,800	26,018
	Transfar Zhilian Co. Ltd., Class A	97,500	52,625
	TravelSky Technology Ltd., Class H	79,000	89,059
*	Trigiant Group Ltd.	272,000	11,649
	Trina Solar Co. Ltd., Class A	19,701	47,575
*	Trip.com Group Ltd. (9961 HK)	30,400	1,297,827
*	Trip.com Group Ltd. (TCOM US), ADR	38,258	1,627,113
#*	Triumph New Energy Co. Ltd., Class H	48,000	25,704
	Triumph Science & Technology Co. Ltd., Class A	7,400	9,899
	TRS Information Technology Corp. Ltd., Class A	10,300	18,618
	Truking Technology Ltd., Class A	10,500	10,661
	Tsingtao Brewery Co. Ltd., Class H	92,000	587,751
*	Tuniu Corp., Sponsored ADR	11,396	10,028
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	6,719	50,175
	Unilumin Group Co. Ltd., Class A	14,600	10,247
	Uni-President China Holdings Ltd.	221,000	181,872
	Unisplendour Corp. Ltd., Class A	37,180	119,873
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	22,300	49,799
	V V Food & Beverage Co. Ltd., Class A	52,800	17,690
	Valiant Co. Ltd., Class A	29,200	38,660
	Vats Liquor Chain Store Management JSC Ltd. (300755 C2), Class A	4,200	8,214
	Vatti Corp. Ltd., Class A	13,500	12,307
#*††Ω	Venus MedTech Hangzhou, Inc., Class H	39,500	10,668
	Victory Giant Technology Huizhou Co. Ltd., Class A	15,300	81,989
	Vipshop Holdings Ltd., ADR	170,250	2,322,210
	Visual China Group Co. Ltd., Class A	5,600	9,021
*Ω	Viva Biotech Holdings	283,000	19,504
	Walvax Biotechnology Co. Ltd., Class A	19,100	30,610
	Wangneng Environment Co. Ltd., Class A	8,600	15,508
	Wangsu Science & Technology Co. Ltd., Class A	71,000	74,288
	Wanguo International Mining Group Ltd.	98,000	89,948
	Wanhua Chemical Group Co. Ltd., Class A	8,900	95,528
	Want Want China Holdings Ltd.	840,000	504,362
	Wanxiang Qianchao Co. Ltd., Class A	55,900	35,846
	Warom Technology, Inc. Co., Class A	7,000	19,698
	Wasion Holdings Ltd.	134,000	108,931
#	Weibo Corp. (9898 HK), Class A	760	5,932

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Weibo Corp. (WB US), Sponsored ADR	24,604	$189,943
	Weichai Power Co. Ltd., Class H	520,000	832,232
	Weifu High-Technology Group Co. Ltd., Class A	15,600	36,645
	Weihai Guangwei Composites Co. Ltd., Class A	12,320	48,174
*Ω	Weimob, Inc.	393,000	61,325
	Wenzhou Yihua Connector Co. Ltd., Class A	4,000	20,924
	Western Mining Co. Ltd., Class A	31,700	70,948
	Western Securities Co. Ltd., Class A	66,300	59,978
	Western Superconducting Technologies Co. Ltd., Class A	6,525	34,861
	Wharf Holdings Ltd.	153,000	419,503
	Will Semiconductor Co. Ltd. Shanghai, Class A	5,187	73,998
	Winall Hi-Tech Seed Co. Ltd., Class A	11,300	9,862
	Windey Energy Technology Group Co. Ltd., Class A	7,410	11,667
*	Wingtech Technology Co. Ltd., Class A	13,800	57,212
	Winner Medical Co. Ltd., Class A	6,800	24,660
	Winning Health Technology Group Co. Ltd., Class A	22,800	17,730
	Wolong Electric Group Co. Ltd., Class A	33,300	56,072
	Wuchan Zhongda Group Co. Ltd., Class A	108,100	65,199
	Wuhan DR Laser Technology Corp. Ltd., Class A	5,036	34,685
	Wuhan East Lake High Technology Group Co. Ltd., Class A	28,200	32,417
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	10,000	11,013
	Wuhan Guide Infrared Co. Ltd., Class A	21,106	18,515
	Wuhan Jingce Electronic Group Co. Ltd., Class A	1,900	15,693
*	Wuhan P&S Information Technology Co. Ltd., Class A	21,500	14,000
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	5,900	13,799
	Wuhu Token Science Co. Ltd., Class A	37,700	23,982
	Wuliangye Yibin Co. Ltd., Class A	30,812	541,343
	WUS Printed Circuit Kunshan Co. Ltd., Class A	22,790	106,084
Ω	WuXi AppTec Co. Ltd., Class H	94,700	387,390
	Wuxi Autowell Technology Co. Ltd., Class A	5,731	31,149
*Ω	Wuxi Biologics Cayman, Inc.	649,000	949,263
	Wuxi Boton Technology Co. Ltd., Class A	5,900	13,239
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	30,900	72,191
	Wuxi NCE Power Co. Ltd., Class A	5,740	26,728
	Wuxi Taiji Industry Co. Ltd., Class A	38,600	29,917
	XCMG Construction Machinery Co. Ltd., Class A	108,600	98,549
	XGD, Inc., Class A	12,100	26,626
#Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	74,500	12,205
	Xiamen Bank Co. Ltd., Class A	41,100	30,091
	Xiamen C & D, Inc., Class A	69,000	75,741
	Xiamen Faratronic Co. Ltd., Class A	2,700	32,399
	Xiamen International Airport Co. Ltd., Class A	11,480	20,974
	Xiamen Intretech, Inc., Class A	16,990	28,741
	Xiamen ITG Group Corp. Ltd., Class A	57,300	50,903
	Xiamen Jihong Technology Co. Ltd., Class A	4,100	6,004
	Xiamen Kingdomway Group Co., Class A	13,000	25,438
	Xiamen Tungsten Co. Ltd., Class A	45,700	107,603
	Xiamen Xiangyu Co. Ltd., Class A	74,206	53,331
	Xi'An Shaangu Power Co. Ltd., Class A	34,700	38,020
	Xi'an Triangle Defense Co. Ltd., Class A	5,400	23,614
	Xiangcai Co. Ltd., Class A	17,933	16,232
*	Xiangtan Electric Manufacturing Co. Ltd., Class A	12,100	17,557
*Ω	Xiaomi Corp., Class B	1,338,800	2,875,515
	Xilinmen Furniture Co. Ltd., Class A	8,000	16,663
	Xinfengming Group Co. Ltd., Class A	35,700	65,956
	Xingfa Aluminium Holdings Ltd.	41,000	43,680
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	134,000	161,270
	Xinhuanet Co. Ltd., Class A	8,200	23,685
	Xinjiang Communications Construction Group Co. Ltd., Class A	5,700	7,058

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd., Class A	21,300	$19,490
#*	Xinte Energy Co. Ltd., Class H	120,400	113,835
*	Xinxiang Chemical Fiber Co. Ltd., Class A	26,500	13,118
#	Xinyi Energy Holdings Ltd.	626,615	71,346
	Xinzhi Group Co. Ltd., Class A	11,200	18,986
*	Xizang Zhufeng Resources Co. Ltd., Class A	28,500	36,424
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	14,000	20,083
*	XPeng, Inc., Class A	150,900	609,943
	Xtep International Holdings Ltd.	491,059	295,336
	Xuji Electric Co. Ltd., Class A	21,100	89,056
*	Xunlei Ltd., ADR	19,606	33,918
Ω	Yadea Group Holdings Ltd.	396,000	533,686
	Yangling Metron New Material, Inc., Class A	9,162	24,398
#Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	6,500	6,651
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	10,400	62,284
	Yankershop Food Co. Ltd., Class A	4,830	25,414
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	6,800	20,837
	Yantai China Pet Foods Co. Ltd., Class A	5,400	14,328
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	10,300	18,093
	Yantai Eddie Precision Machinery Co. Ltd., Class A	11,480	22,897
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	26,600	115,764
	Yantai Zhenghai Bio-tech Co. Ltd., Class A	3,450	10,329
	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	21,600	26,558
#*	Yatsen Holding Ltd., ADR	3,079	12,039
#*	Yeahka Ltd.	37,600	52,921
	Yealink Network Technology Corp. Ltd., Class A	12,772	59,594
	Yeebo International Holdings Ltd.	42,000	15,350
	YGSOFT, Inc., Class A	25,800	19,115
	Yibin Tianyuan Group Co. Ltd., Class A	33,800	18,394
*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	91,200	108,007
*	Yifan Pharmaceutical Co. Ltd., Class A	27,900	46,219
	Yifeng Pharmacy Chain Co. Ltd., Class A	22,041	63,878
	Yihai International Holding Ltd.	143,000	214,207
	Yinbang Clad Material Co. Ltd., Class A	21,100	21,538
	Yindu Kitchen Equipment Co. Ltd., Class A	5,800	20,159
*	Yiren Digital Ltd., Sponsored ADR	7,368	34,998
Ω	Yixin Group Ltd.	476,000	40,737
	Yixintang Pharmaceutical Group Co. Ltd., Class A	21,500	40,958
	Yizumi Holdings Co. Ltd., Class A	3,100	7,874
	Yonfer Agricultural Technology Co. Ltd., Class A	38,700	59,964
*	Yonyou Network Technology Co. Ltd., Class A	12,300	16,315
	Yotrio Group Co. Ltd., Class A	40,700	14,883
	Youcare Pharmaceutical Group Co. Ltd., Class A	9,354	25,186
	Youngor Fashion Co. Ltd., Class A	66,900	66,221
	Youngy Co. Ltd., Class A	6,400	28,355
*	Youzu Interactive Co. Ltd., Class A	21,100	22,441
	YTO Express Group Co. Ltd., Class A	51,600	102,424
	Yuexiu Property Co. Ltd.	418,800	267,667
	Yuexiu Transport Infrastructure Ltd.	262,000	125,429
	Yum China Holdings, Inc. (9987 HK)	3,800	114,718
	Yunda Holding Co. Ltd., Class A	61,380	62,738
	Yunkang Group Ltd.	8,000	9,106
	Yunnan Aluminium Co. Ltd., Class A	38,100	63,752
	Yunnan Baiyao Group Co. Ltd., Class A	9,780	68,373
	Yunnan Copper Co. Ltd., Class A	74,200	117,277
	Yunnan Energy New Material Co. Ltd., Class A	5,600	23,900
	Yunnan Nantian Electronics Information Co. Ltd., Class A	11,800	20,567
	Yunnan Tin Co. Ltd., Class A	41,800	81,486
	Yusys Technologies Co. Ltd., Class A	7,040	10,677

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Yutong Bus Co. Ltd., Class A	28,600	$88,683
*	Zai Lab Ltd.	18,200	34,455
	Zangge Mining Co. Ltd., Class A	13,900	44,290
	ZBOM Home Collection Co. Ltd., Class A	5,605	8,752
	Zengame Technology Holding Ltd.	50,000	18,079
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	5,329	156,833
	Zhaojin Mining Industry Co. Ltd., Class H	182,500	327,190
	Zhe Jiang Li Zi Yuan Food Co. Ltd., Class A	5,600	7,555
	Zhefu Holding Group Co. Ltd., Class A	75,300	30,117
	Zhejiang Ausun Pharmaceutical Co. Ltd., Class A	19,180	19,439
*	Zhejiang Century Huatong Group Co. Ltd., Class A	57,920	26,301
	Zhejiang Cfmoto Power Co. Ltd., Class A	1,100	20,379
	Zhejiang China Commodities City Group Co. Ltd., Class A	26,500	28,328
	Zhejiang Chint Electrics Co. Ltd., Class A	24,300	64,822
	Zhejiang Communications Technology Co. Ltd., Class A	76,580	38,891
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	56,400	33,671
	Zhejiang Crystal-Optech Co. Ltd., Class A	12,900	32,567
	Zhejiang Dahua Technology Co. Ltd., Class A	20,602	42,836
	Zhejiang Daily Digital Culture Group Co. Ltd., Class A	15,200	18,427
	Zhejiang Dingli Machinery Co. Ltd., Class A	7,500	54,509
*	Zhejiang Dun'An Artificial Environment Co. Ltd., Class A	12,800	19,045
	Zhejiang Expressway Co. Ltd., Class H	536,160	351,837
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	9,000	20,258
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd., Class A	8,400	9,491
	Zhejiang Hailiang Co. Ltd., Class A	38,300	41,243
	Zhejiang HangKe Technology, Inc. Co., Class A	10,560	25,085
	Zhejiang Hangmin Co. Ltd., Class A	16,190	15,370
*	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	16,500	12,064
*	Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	20,700	21,219
	Zhejiang Huace Film & Television Co. Ltd., Class A	61,800	52,255
	Zhejiang Huatie Emergency Equipment Science & Technology Co. Ltd., Class A	50,500	34,967
	Zhejiang Huayou Cobalt Co. Ltd., Class A	12,620	41,040
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	47,700	45,894
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	5,100	12,464
	Zhejiang Jinggong Integration Technology Co. Ltd., Class A	9,400	16,901
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	12,400	51,313
	Zhejiang Jingu Co. Ltd., Class A	22,000	14,745
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	22,860	33,435
	Zhejiang Jolly Pharmaceutical Co. Ltd., Class A	10,100	20,255
	Zhejiang Juhua Co. Ltd., Class A	14,614	40,027
	Zhejiang Longsheng Group Co. Ltd., Class A	29,600	36,833
	Zhejiang Medicine Co. Ltd., Class A	18,416	35,400
	Zhejiang Meida Industrial Co. Ltd., Class A	24,300	24,634
	Zhejiang Narada Power Source Co. Ltd., Class A	11,200	13,418
	Zhejiang NHU Co. Ltd., Class A	40,548	117,243
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	60,970	30,208
*	Zhejiang Orient Gene Biotech Co. Ltd., Class A	3,838	15,446
	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	8,600	19,842
	Zhejiang Runtu Co. Ltd., Class A	42,100	33,858
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	7,400	18,905
	Zhejiang Semir Garment Co. Ltd., Class A	59,400	41,815
	Zhejiang Shouxiangu Pharmaceutical Co. Ltd., Class A	5,800	18,260
	Zhejiang Southeast Space Frame Co. Ltd., Class A	17,900	9,978
	Zhejiang Supor Co. Ltd., Class A	3,700	25,736
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	2,880	6,565
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	25,500	50,437
	Zhejiang Wanliyang Co. Ltd., Class A	15,300	10,525
	Zhejiang Wanma Co. Ltd., Class A	33,300	32,038

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	15,500	$41,126
	Zhejiang Weixing Industrial Development Co. Ltd., Class A	12,800	20,855
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	27,500	53,343
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	8,100	21,855
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	15,411	25,676
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	25,500	27,400
	Zhejiang Xinao Textiles, Inc., Class A	9,800	8,829
	Zhejiang Yasha Decoration Co. Ltd., Class A	23,500	10,757
	Zhejiang Yinlun Machinery Co. Ltd., Class A	13,500	29,782
	Zhende Medical Co. Ltd., Class A	2,900	8,508
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	61,800	68,436
	Zhenjiang Dongfang Electric Heating Technology Co. Ltd., Class A	20,100	10,061
	Zheshang Securities Co. Ltd., Class A	20,000	32,170
*	Zhewen Interactive Group Co. Ltd., Class A	49,300	28,880
*	Zhihu, Inc.	18,400	19,905
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	261,200	445,985
*	Zhongfu Straits Pingtan Development Co. Ltd., Class A	47,000	9,321
	Zhongji Innolight Co. Ltd., Class A	11,900	216,666
	Zhongjin Gold Corp. Ltd., Class A	56,900	127,226
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd., Class A	6,200	17,885
*	Zhongnongfa Seed Industry Group Co. Ltd., Class A	23,500	18,280
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	65,800	42,900
	Zhongshan Public Utilities Group Co. Ltd., Class A	19,200	20,129
	Zhongsheng Group Holdings Ltd.	385,000	600,698
	Zhongtai Securities Co. Ltd., Class A	11,600	9,690
*††	Zhongtian Financial Group Co. Ltd., Class A	191,400	0
*	Zhongyu Energy Holdings Ltd.	215,000	126,735
*Ω	Zhongyuan Bank Co. Ltd., Class H	126,000	5,266
	Zhuhai Huafa Properties Co. Ltd., Class A	41,600	34,432
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	139,500	514,828
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	8,700	27,828
	Zhuzhou Kibing Group Co. Ltd., Class A	61,100	51,724
	ZJAMP Group Co. Ltd., Class A	17,100	18,287
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	354,600	200,375
	ZTE Corp., Class H	139,800	313,163
	ZTO Express Cayman, Inc. (2057 HK)	35,200	668,938
	ZTO Express Cayman, Inc. (ZTO US), ADR	16,402	310,818
	ZWSOFT Co. Ltd. Guangzhou, Class A	2,164	19,940
TOTAL CHINA			236,988,773
COLOMBIA — (0.1%)
	Almacenes Exito SA, BDR	51,323	108,614
	BAC Holding International Corp.	165,109	11,698
	Banco de Bogota SA	5,102	31,511
	Bancolombia SA (BCOLO CB)	14,376	129,600
	Bancolombia SA (CIB US), Sponsored ADR	9,294	309,676
	Celsia SA ESP	81,662	79,828
#	Grupo Aval Acciones y Valores SA, ADR	4,349	9,220
	Grupo Energia Bogota SA ESP	236,930	143,877
	Interconexion Electrica SA ESP	52,348	226,139
	Promigas SA ESP	46,475	82,831
TOTAL COLOMBIA			1,132,994
CZECH REPUBLIC — (0.0%)
	Komercni Banka AS	6,954	240,247
Ω	Moneta Money Bank AS	2,916	13,354
TOTAL CZECH REPUBLIC			253,601

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
GREECE — (0.5%)
	Alpha Services & Holdings SA	159,431	$294,164
	Athens Water Supply & Sewage Co. SA	8,519	53,556
	Autohellas Tourist & Trading SA	5,765	73,986
	Avax SA	7,770	11,838
	Bank of Greece	4,212	63,472
	Ellaktor SA	12,375	26,225
#	ElvalHalcor SA	22,035	45,087
	Epsilon Net SA	4,305	55,909
	Eurobank Ergasias Services & Holdings SA, Class A	187,823	430,353
	Fourlis Holdings SA	15,072	64,138
	GEK Terna SA	5,890	114,122
	Hellenic Exchanges - Athens Stock Exchange SA	4,090	21,243
	Hellenic Telecommunications Organization SA	10,076	165,546
	Helleniq Energy Holdings SA	22,037	176,506
	Ideal Holdings SA	11,319	72,136
	Intracom Holdings SA	12,803	46,148
*	Intrakat Technical & Energy Projects SA	5,832	31,471
	Jumbo SA	22,689	608,030
	Kri-Kri Milk Industry SA	1,715	21,424
*	Lavipharm SA	13,888	13,451
	Motor Oil Hellas Corinth Refineries SA	25,625	653,177
	National Bank of Greece SA	35,355	310,357
	OPAP SA	33,126	577,682
	Piraeus Financial Holdings SA	75,398	318,553
	Piraeus Port Authority SA	1,629	45,798
	Quest Holdings SA	8,669	50,459
	Sarantis SA	5,551	65,963
	Terna Energy SA	12,198	253,981
	Thrace Plastics Holding & Co.	3,797	17,019
TOTAL GREECE			4,681,794
HONG KONG — (0.0%)
#	Gushengtang Holdings Ltd.	23,900	107,231
	PAX Global Technology Ltd.	218,000	122,318
*††	Tian Shan Development Holding Ltd.	76,000	0
*††	Untrade.Ch Wood Opti	84,000	0
TOTAL HONG KONG			229,549
HUNGARY — (0.2%)
#*	4iG Nyrt	5,746	12,448
	Magyar Telekom Telecommunications PLC	87,782	262,906
*	MASTERPLAST Nyrt	1,147	9,724
	Opus Global Nyrt	37,779	45,350
	OTP Bank Nyrt	22,647	1,160,920
	Richter Gedeon Nyrt	15,998	456,140
TOTAL HUNGARY			1,947,488
INDIA — (21.1%)
	360 ONE WAM Ltd.	47,676	647,070
*	3i Infotech Ltd.	47,115	20,904
	3M India Ltd.	448	210,589
	63 Moons Technologies Ltd.	2,036	9,574
	Aarti Industries Ltd.	20,172	180,814
	Aarti Pharmalabs Ltd.	5,043	38,219
*	Aavas Financiers Ltd.	7,198	144,432
	ABB India Ltd.	5,794	548,037
	Abbott India Ltd.	126	42,755
	Accelya Solutions India Ltd.	902	19,522

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Action Construction Equipment Ltd.	15,331	$255,324
*	Adani Green Energy Ltd.	17,622	389,393
	Adani Total Gas Ltd.	21,702	232,247
	ADF Foods Ltd.	12,605	35,426
*	Aditya Birla Capital Ltd.	158,154	429,568
*	Aditya Birla Fashion & Retail Ltd.	31,722	130,657
	Advanced Enzyme Technologies Ltd.	11,626	58,230
	Aegis Logistics Ltd.	43,099	430,576
*	Affle India Ltd.	5,601	101,042
	Agro Tech Foods Ltd.	1,250	13,772
	Ahluwalia Contracts India Ltd.	5,052	85,760
	Ajanta Pharma Ltd.	10,574	339,888
	Akzo Nobel India Ltd.	3,525	125,527
	Alembic Ltd.	14,547	24,837
	Alembic Pharmaceuticals Ltd.	11,164	157,976
	Alkem Laboratories Ltd.	7,590	482,672
*	Allcargo Gati Ltd.	15,561	18,627
*	Allcargo Logistics Ltd.	77,948	60,858
	Allcargo Terminals Ltd.	19,487	12,153
	Allied Digital Services Ltd.	4,683	12,234
	Amara Raja Energy & Mobility Ltd.	25,834	503,075
*	Amber Enterprises India Ltd.	2,285	118,392
	Anant Raj Ltd.	23,144	153,912
	Angel One Ltd.	14,451	375,205
	Apar Industries Ltd.	5,951	659,636
	APL Apollo Tubes Ltd.	51,673	922,676
	Apollo Hospitals Enterprise Ltd.	19,036	1,503,240
	Aptech Ltd.	4,388	12,504
	Arvind Fashions Ltd.	14,389	88,727
	Arvind SmartSpaces Ltd.	4,403	40,050
*	Ashapura Minechem Ltd.	2,437	10,787
	Ashiana Housing Ltd.	10,235	48,627
	Ashok Leyland Ltd.	420,800	1,294,609
*	Ashoka Buildcon Ltd.	41,864	128,278
	Asian Paints Ltd.	69,692	2,574,556
	Astec Lifesciences Ltd.	1,662	24,186
Ω	Aster DM Healthcare Ltd.	44,244	183,768
	Astra Microwave Products Ltd.	8,742	93,484
	Astral Ltd.	28,717	753,583
	AstraZeneca Pharma India Ltd.	178	14,935
Ω	AU Small Finance Bank Ltd.	26,338	203,570
	AurionPro Solutions Ltd.	4,208	81,242
	Avadh Sugar & Energy Ltd.	1,668	12,824
	Avanti Feeds Ltd.	10,804	88,128
*Ω	Avenue Supermarts Ltd.	12,277	727,002
*	AXISCADES Technologies Ltd.	3,828	25,940
	Bajaj Auto Ltd.	9,292	1,075,309
	Bajaj Consumer Care Ltd.	26,512	84,140
	Bajaj Finance Ltd.	25,221	2,055,934
	Bajaj Finserv Ltd.	49,526	978,192
*	Bajaj Hindusthan Sugar Ltd.	143,434	76,201
	Bajaj Holdings & Investment Ltd.	5,613	647,779
	Balaji Amines Ltd.	3,279	98,046
	Balmer Lawrie & Co. Ltd.	23,978	84,292
	Balrampur Chini Mills Ltd.	32,540	188,453
	Banco Products India Ltd.	1,393	12,696
Ω	Bandhan Bank Ltd.	206,402	537,813
	Bank of Baroda	153,195	466,598
	Bank of India	138,098	208,081

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Bank of Maharashtra	149,303	$119,798
	Bannari Amman Sugars Ltd.	451	17,275
	BASF India Ltd.	4,885	364,404
	Bata India Ltd.	11,128	212,320
	Bayer CropScience Ltd.	3,429	284,460
	BCL Industries Ltd.	12,912	9,664
	BEML Ltd.	5,776	315,660
	Berger Paints India Ltd.	82,416	547,803
*	BF Utilities Ltd.	5,614	54,323
	Bhansali Engineering Polymers Ltd.	24,745	44,610
	Bharat Bijlee Ltd.	1,886	113,351
	Bharat Electronics Ltd.	673,961	2,552,210
	Bharat Forge Ltd.	32,329	670,170
	Bharat Heavy Electricals Ltd.	244,241	923,254
	Bharat Petroleum Corp. Ltd.	290,848	1,223,266
	Bharat Rasayan Ltd.	482	65,186
	Bharti Airtel Ltd.	144,977	2,592,375
	Biocon Ltd.	32,850	142,208
	Birlasoft Ltd.	51,493	416,935
*	BL Kashyap & Sons Ltd.	12,089	15,437
*	Black Box Ltd.	20,920	128,508
	BLS International Services Ltd.	6,755	28,983
	Blue Dart Express Ltd.	1,255	122,604
	Blue Star Ltd.	27,765	574,653
	Bombay Burmah Trading Co.	5,290	144,085
*††	Borosil Scientific Ltd.	1,998	4,582
	Bosch Ltd.	778	323,723
	Brigade Enterprises Ltd.	11,231	169,235
*	Brightcom Group Ltd.	280,280	24,202
*	Britannia Industries Ltd.	16,319	1,131,447
	BSE Ltd.	6,555	201,280
*	Camlin Fine Sciences Ltd.	29,561	43,003
	Can Fin Homes Ltd.	19,559	198,412
	Canara Bank	427,430	586,905
*	Capacit'e Infraprojects Ltd.	4,149	16,163
	Caplin Point Laboratories Ltd.	6,971	131,471
	Carborundum Universal Ltd.	27,964	579,227
*	Cartrade Tech Ltd.	5,247	54,870
	Castrol India Ltd.	161,343	507,203
	CE Info Systems Ltd.	1,671	47,625
	Ceat Ltd.	2,069	66,943
	Central Depository Services India Ltd.	13,535	408,015
	Century Enka Ltd.	1,684	11,637
	Century Plyboards India Ltd.	29,510	250,126
	Cera Sanitaryware Ltd.	1,370	146,837
	CG Power & Industrial Solutions Ltd.	157,311	1,392,686
*	Chalet Hotels Ltd.	2,344	23,683
	Chambal Fertilisers & Chemicals Ltd.	35,229	218,595
	Chennai Petroleum Corp. Ltd.	21,491	256,098
	Cholamandalam Financial Holdings Ltd.	24,408	443,366
	Cholamandalam Investment & Finance Co. Ltd.	82,518	1,400,023
	CIE Automotive India Ltd.	22,908	161,245
	Cigniti Technologies Ltd.	3,948	64,433
	Cipla Ltd.	58,733	1,085,057
	City Union Bank Ltd.	103,344	213,113
	CMS Info Systems Ltd.	13,057	89,676
Ω	Cochin Shipyard Ltd.	27,260	858,921
*Ω	Coffee Day Enterprises Ltd.	35,468	22,242
	Coforge Ltd.	18,431	1,393,410

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Colgate-Palmolive India Ltd.	40,596	$1,654,502
	Computer Age Management Services Ltd.	9,520	512,887
	Container Corp. of India Ltd.	42,482	528,749
	Control Print Ltd.	2,334	23,590
	Coromandel International Ltd.	47,641	951,349
	CreditAccess Grameen Ltd.	12,386	197,780
	CRISIL Ltd.	4,179	219,633
	Crompton Greaves Consumer Electricals Ltd.	69,066	371,051
*	CSB Bank Ltd.	5,602	22,095
	Cummins India Ltd.	18,888	871,940
	Cupid Ltd.	6,796	7,542
	Cyient Ltd.	15,057	316,433
Ω	D P Abhushan Ltd.	943	14,631
	Dabur India Ltd.	89,427	681,020
	Dalmia Bharat Sugar & Industries Ltd.	3,997	19,579
	DB Corp. Ltd.	2,728	11,494
	DCM Shriram Industries Ltd.	4,867	12,882
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	15,981	180,193
	Deepak Nitrite Ltd.	22,380	829,658
*	Delhivery Ltd.	32,161	155,895
	Delta Corp. Ltd.	19,778	32,190
*	DEN Networks Ltd.	51,088	35,224
*	Dhampur Sugar Mills Ltd.	10,271	27,217
*	Dhanlaxmi Bank Ltd.	27,117	14,503
	Dhanuka Agritech Ltd.	4,458	92,870
Ω	Dilip Buildcon Ltd.	14,000	86,915
*	Dish TV India Ltd.	417,871	81,204
*	Dishman Carbogen Amcis Ltd.	13,491	32,795
	Dixon Technologies India Ltd.	8,377	1,214,360
	Dollar Industries Ltd.	2,411	14,755
Ω	Dr Lal PathLabs Ltd.	10,906	404,625
	Dr Reddy's Laboratories Ltd. (DRRD IN)	11,808	954,251
	Dr Reddy's Laboratories Ltd. (RDY US), ADR	2,168	176,215
*	Dwarikesh Sugar Industries Ltd.	24,957	22,325
	Dynamatic Technologies Ltd.	652	55,468
	eClerx Services Ltd.	8,309	238,535
	Edelweiss Financial Services Ltd.	150,471	126,831
	Eicher Motors Ltd.	22,412	1,335,557
	EID Parry India Ltd.	24,501	240,250
	Eimco Elecon India Ltd.	645	24,917
	Elecon Engineering Co. Ltd.	13,646	102,473
	Elgi Equipments Ltd.	30,512	252,650
	Emami Ltd.	73,976	726,363
Ω	Endurance Technologies Ltd.	6,416	199,019
	Engineers India Ltd.	84,350	265,228
	EPL Ltd.	67,370	181,948
*	Equinox India Developments Ltd.	82,027	133,614
Ω	Equitas Small Finance Bank Ltd.	62,762	60,851
*Ω	Eris Lifesciences Ltd.	11,571	156,926
	ESAB India Ltd.	1,334	102,254
	Escorts Kubota Ltd.	8,042	402,525
	Everest Kanto Cylinder Ltd.	17,487	35,657
	Excel Industries Ltd.	1,401	21,413
	Expleo Solutions Ltd.	589	9,236
*	FDC Ltd.	13,171	80,340
	Federal Bank Ltd.	474,197	1,144,018
	Filatex India Ltd.	25,742	19,091
	Fine Organic Industries Ltd.	1,963	130,304
	Fineotex Chemical Ltd.	7,240	33,345

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Finolex Cables Ltd.	17,633	$323,070
	Finolex Industries Ltd.	65,665	250,178
	Firstsource Solutions Ltd.	110,374	360,976
	Force Motors Ltd.	1,571	174,525
	Fortis Healthcare Ltd.	95,400	572,999
*	FSN E-Commerce Ventures Ltd.	41,249	95,420
*	Fusion Micro Finance Ltd.	8,570	44,493
	Gabriel India Ltd.	7,071	42,326
	Galaxy Surfactants Ltd.	4,918	174,893
	Ganesh Housing Corp. Ltd.	2,341	26,155
	Garware Hi-Tech Films Ltd.	873	26,232
	Gateway Distriparks Ltd.	65,576	86,362
	Genus Power Infrastructures Ltd.	16,679	75,518
	GHCL Textiles Ltd.	10,074	12,677
	GIC Housing Finance Ltd.	5,220	16,467
	Gillette India Ltd.	1,864	174,177
*Ω	Gland Pharma Ltd.	1,774	45,007
	GlaxoSmithKline Pharmaceuticals Ltd.	9,849	322,352
	Glenmark Pharmaceuticals Ltd.	22,170	390,226
*	Global Health Ltd.	8,582	127,863
	Globus Spirits Ltd.	1,069	12,428
	GMM Pfaudler Ltd.	5,401	93,444
*	GMR Airports Infrastructure Ltd.	329,317	401,213
	GNA Axles Ltd.	2,031	10,213
	Godrej Consumer Products Ltd.	42,740	739,730
*	Godrej Industries Ltd.	13,801	149,811
*	Godrej Properties Ltd.	21,424	826,777
	Gokaldas Exports Ltd.	2,781	31,902
	Goldiam International Ltd.	9,589	21,631
	Goodyear India Ltd.	675	9,886
	Granules India Ltd.	43,108	325,690
	Grauer & Weil India Ltd.	45,140	47,986
	Gravita India Ltd.	3,163	62,232
	Greaves Cotton Ltd.	16,919	35,672
	Greenlam Industries Ltd.	5,484	37,922
	Greenply Industries Ltd.	28,877	124,441
	Grindwell Norton Ltd.	7,223	222,651
	Gujarat Alkalies & Chemicals Ltd.	7,446	71,055
	Gujarat Gas Ltd.	34,519	279,915
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	21,821	185,795
	Gujarat Pipavav Port Ltd.	75,513	208,404
	Gujarat State Fertilizers & Chemicals Ltd.	53,885	158,641
	Gujarat State Petronet Ltd.	79,718	324,042
	Gulf Oil Lubricants India Ltd.	3,376	48,736
	Happiest Minds Technologies Ltd.	13,691	133,416
*	Hathway Cable & Datacom Ltd.	100,039	28,857
	Hatsun Agro Product Ltd.	14,046	206,332
	Havells India Ltd.	32,078	708,357
	HBL Power Systems Ltd.	31,189	232,522
	HCL Technologies Ltd.	129,196	2,539,472
Ω	HDFC Asset Management Co. Ltd.	24,394	1,200,356
	HDFC Bank Ltd.	176,075	3,407,151
Ω	HDFC Life Insurance Co. Ltd.	64,413	552,453
*	HealthCare Global Enterprises Ltd.	9,655	40,784
	HEG Ltd.	2,712	72,394
	Heritage Foods Ltd.	11,224	77,732
	Hero MotoCorp Ltd. (HMCL IN)	29,536	1,952,237
*	Heubach Colorants India Ltd.	1,392	8,173
	HFCL Ltd.	194,533	312,363

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	HG Infra Engineering Ltd.	3,130	$60,778
	HIL Ltd.	812	29,182
	Himadri Speciality Chemical Ltd.	72,384	374,610
*	Himatsingka Seide Ltd.	8,012	14,570
	Hinduja Global Solutions Ltd.	5,135	49,708
	Hindustan Aeronautics Ltd.	24,949	1,469,447
*	Hindustan Construction Co. Ltd.	295,078	197,324
	Hindustan Copper Ltd.	23,574	91,185
*	Hindustan Foods Ltd.	5,182	36,545
	Hindustan Unilever Ltd.	77,554	2,510,306
	Hindware Home Innovation Ltd.	4,321	23,051
	Hitachi Energy India Ltd.	150	20,818
	Hle Glascoat Ltd.	1,785	9,397
Ω	Home First Finance Co. India Ltd.	1,745	21,755
	Honda India Power Products Ltd.	808	38,685
	HPL Electric & Power Ltd.	3,653	26,676
	Huhtamaki India Ltd.	5,375	24,752
	ICICI Bank Ltd. (IBN US), Sponsored ADR	156,926	4,568,116
	ICICI Bank Ltd. (ICICIBC IN)	106,778	1,557,983
Ω	ICICI Lombard General Insurance Co. Ltd.	31,219	754,719
Ω	ICICI Prudential Life Insurance Co. Ltd.	44,368	392,837
Ω	ICICI Securities Ltd.	14,730	136,261
	ICRA Ltd.	130	8,741
*	IDFC First Bank Ltd.	844,368	769,757
	IDFC Ltd.	254,813	343,672
*	IFB Industries Ltd.	2,098	44,443
*	IFCI Ltd.	63,444	66,471
	IIFL Securities Ltd.	15,356	39,674
Ω	IndiaMart InterMesh Ltd.	1,988	70,004
	Indian Bank	12,326	89,691
Ω	Indian Energy Exchange Ltd.	91,048	209,331
	Indian Railway Catering & Tourism Corp. Ltd.	63,619	754,067
Ω	Indian Railway Finance Corp. Ltd.	286,818	666,821
	Indigo Paints Ltd.	2,508	45,071
	Indraprastha Gas Ltd.	76,056	499,183
	Indraprastha Medical Corp. Ltd.	8,988	28,754
	IndusInd Bank Ltd.	24,576	420,119
	Infibeam Avenues Ltd.	172,173	64,856
	Info Edge India Ltd.	16,910	1,430,672
	Infosys Ltd. (INFO IN)	326,432	7,241,472
#	Infosys Ltd. (INFY US), Sponsored ADR	249,310	5,517,230
*	Inox Wind Ltd.	91,016	199,877
	Insecticides India Ltd.	4,425	42,228
	Intellect Design Arena Ltd.	21,110	245,154
	IOL Chemicals & Pharmaceuticals Ltd.	2,117	10,974
	ION Exchange India Ltd.	10,124	84,483
	IRB Infrastructure Developers Ltd.	401,090	319,067
Ω	IRCON International Ltd.	77,768	269,134
	ISGEC Heavy Engineering Ltd.	4,973	93,852
	ITD Cementation India Ltd.	23,769	146,481
	J Kumar Infraprojects Ltd.	8,288	85,785
*	Jagran Prakashan Ltd.	8,300	10,042
	Jammu & Kashmir Bank Ltd.	38,060	50,251
	Jamna Auto Industries Ltd.	27,431	47,863
	Jash Engineering Ltd.	359	10,891
	JB Chemicals & Pharmaceuticals Ltd.	19,182	440,725
	Jindal Poly Films Ltd.	5,639	58,521
	Jindal Saw Ltd.	20,376	156,696
*	Jio Financial Services Ltd.	183,847	723,290

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	JK Paper Ltd.	23,570	$142,330
	JM Financial Ltd.	148,399	185,979
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	1,005	24,373
	JTEKT India Ltd.	6,243	15,993
	Jubilant Pharmova Ltd.	12,704	117,886
	Jupiter Wagons Ltd.	21,015	153,702
*	Just Dial Ltd.	5,725	86,920
	Jyothy Labs Ltd.	32,517	205,177
*	Jyoti Structures Ltd.	65,062	23,158
	Kalpataru Projects International Ltd.	24,859	407,997
	Kamdhenu Ltd.	1,733	10,513
	Kansai Nerolac Paints Ltd.	62,903	231,000
	Karnataka Bank Ltd.	34,527	98,139
	Kaveri Seed Co. Ltd.	3,422	43,785
	KDDL Ltd.	1,156	48,427
	KEC International Ltd.	32,737	363,048
	KEI Industries Ltd.	16,302	847,293
*	Kellton Tech Solutions Ltd.	12,073	23,254
	Kennametal India Ltd.	1,352	54,695
*	Kesoram Industries Ltd.	8,470	22,119
	Kirloskar Brothers Ltd.	5,926	172,695
	Kirloskar Oil Engines Ltd.	21,113	315,356
	Kirloskar Pneumatic Co. Ltd.	1,297	21,330
	KNR Constructions Ltd.	46,503	225,810
	Kolte-Patil Developers Ltd.	8,425	39,124
	Kopran Ltd.	3,553	11,323
	Kotak Mahindra Bank Ltd.	40,432	877,443
	Kovai Medical Center & Hospital	834	45,097
	KPIT Technologies Ltd.	48,178	1,067,095
	KPR Mill Ltd.	9,815	102,726
	KRBL Ltd.	2,328	8,913
*Ω	Krishna Institute of Medical Sciences Ltd.	1,346	34,637
	Krsnaa Diagnostics Ltd.	1,566	12,774
	KSB Ltd.	13,940	160,517
	Ksolves India Ltd.	761	9,861
	Lakshmi Machine Works Ltd.	497	92,615
	LG Balakrishnan & Bros Ltd.	3,409	58,229
	LIC Housing Finance Ltd.	108,939	1,000,623
	Lloyds Engineering Works Ltd.	46,534	47,934
*	Lloyds Metals & Energy Ltd.	9,121	79,587
	LT Foods Ltd.	45,711	159,769
	Lupin Ltd.	26,138	597,547
	LUX Industries Ltd.	742	18,299
	Mahanagar Gas Ltd.	13,535	301,006
	Maharashtra Scooters Ltd.	218	24,237
	Mahindra & Mahindra Financial Services Ltd.	102,021	369,894
	Mahindra & Mahindra Ltd.	120,564	4,198,620
*	Mahindra Holidays & Resorts India Ltd.	7,103	38,796
	Mahindra Lifespace Developers Ltd.	18,060	131,130
Ω	Mahindra Logistics Ltd.	10,013	61,649
	Man Infraconstruction Ltd.	27,104	65,987
	Manappuram Finance Ltd.	130,357	334,783
	Mangalore Refinery & Petrochemicals Ltd.	52,518	138,701
	Marico Ltd.	217,075	1,752,709
	Marksans Pharma Ltd.	60,249	152,873
	Maruti Suzuki India Ltd.	5,932	949,146
Ω	MAS Financial Services Ltd.	11,088	38,144
	Mastek Ltd.	4,526	153,596
Ω	Matrimony.com Ltd.	647	5,114

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Max Financial Services Ltd.	13,747	$183,411
	Max Healthcare Institute Ltd.	58,083	642,318
	Mayur Uniquoters Ltd.	7,402	57,725
	Mazagon Dock Shipbuilders Ltd.	5,092	319,589
*	Meghmani Organics Ltd.	41,024	43,231
Ω	Metropolis Healthcare Ltd.	6,966	175,997
	Minda Corp. Ltd.	6,111	36,178
Ω	Mishra Dhatu Nigam Ltd.	4,384	25,735
	MOIL Ltd.	3,802	22,412
	Monte Carlo Fashions Ltd.	650	5,403
	Motherson Sumi Wiring India Ltd.	357,935	316,557
	Motilal Oswal Financial Services Ltd.	43,364	339,819
	Mphasis Ltd.	28,724	997,730
	MPS Ltd.	544	13,905
*	Nalwa Sons Investments Ltd.	199	10,818
	Narayana Hrudayalaya Ltd.	24,437	368,845
	Natco Pharma Ltd.	1,829	29,898
	Navin Fluorine International Ltd.	4,395	199,546
*Ω	Navkar Corp. Ltd.	12,774	21,928
	Navneet Education Ltd.	15,738	30,492
	NELCO Ltd.	2,476	26,125
	NESCO Ltd.	3,548	39,373
	Newgen Software Technologies Ltd.	9,198	114,062
	NHPC Ltd.	624,682	787,890
	NIIT Learning Systems Ltd.	22,321	125,424
	NIIT Ltd.	22,321	32,913
	Nilkamal Ltd.	2,078	47,791
Ω	Nippon Life India Asset Management Ltd.	39,522	304,186
	Nitin Spinners Ltd.	2,439	12,387
	NOCIL Ltd.	29,096	115,467
	Novartis India Ltd.	2,011	27,999
	NRB Bearings Ltd.	9,283	36,489
	Nucleus Software Exports Ltd.	3,927	72,033
*	Nuvama Wealth Management Ltd.	1,849	139,972
	Oberoi Realty Ltd.	27,901	624,281
	One 97 Communications Ltd.	43,595	258,154
*	OnMobile Global Ltd.	3,606	3,808
	Oracle Financial Services Software Ltd.	6,242	826,401
	Orient Electric Ltd.	29,254	101,447
	Oriental Carbon & Chemicals Ltd.	9,545	13,926
	Oriental Carbon & Chemicals Ltd. (OTCC IN)	248	979
	Page Industries Ltd.	1,682	851,046
	Paisalo Digital Ltd.	95,626	77,947
	Panama Petrochem Ltd.	8,339	41,394
	Patanjali Foods Ltd.	7,458	153,826
*	Patel Engineering Ltd.	91,668	65,738
*	PC Jeweller Ltd.	86,955	97,545
	PCBL Ltd.	16,670	65,020
	PDS Ltd.	4,119	28,476
	Pearl Global Industries Ltd.	4,006	48,663
*	Peninsula Land Ltd.	18,408	14,762
	Persistent Systems Ltd.	36,296	2,100,317
	Petronet LNG Ltd.	282,081	1,243,948
	Pfizer Ltd.	2,020	136,433
	Phoenix Mills Ltd.	16,203	695,862
	PI Industries Ltd.	16,054	850,073
	Pidilite Industries Ltd.	19,616	747,328
	Piramal Pharma Ltd.	17,609	37,088
	Pitti Engineering Ltd.	3,818	55,353

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	PNB Gilts Ltd.	6,721	$10,607
*Ω	PNB Housing Finance Ltd.	23,109	223,045
	PNC Infratech Ltd.	26,853	163,141
	Poly Medicure Ltd.	5,938	132,891
	Polycab India Ltd.	10,159	833,647
	Polyplex Corp. Ltd.	6,178	87,482
	Poonawalla Fincorp Ltd.	41,691	184,778
	Power Finance Corp. Ltd.	434,070	2,898,514
	Power Grid Corp. of India Ltd.	448,254	1,872,424
	Power Mech Projects Ltd.	2,079	155,328
	Praj Industries Ltd.	41,695	352,912
Ω	Prataap Snacks Ltd.	989	10,475
	Prestige Estates Projects Ltd.	39,763	866,121
*	Pricol Ltd.	12,224	73,382
*	Prime Focus Ltd.	20,031	34,727
*	Prince Pipes & Fittings Ltd.	1,405	11,329
	Privi Speciality Chemicals Ltd.	1,728	33,374
	Procter & Gamble Health Ltd.	1,986	124,753
	Procter & Gamble Hygiene & Health Care Ltd.	3,208	646,259
	PSP Projects Ltd.	1,462	12,002
	PTC India Financial Services Ltd.	92,542	63,900
	PTC India Ltd.	119,739	323,430
	Punjab National Bank	94,715	140,695
	Puravankara Ltd.	9,166	49,963
Ω	Quess Corp. Ltd.	21,752	186,411
	R Systems International Ltd.	5,097	29,033
	Radico Khaitan Ltd.	5,415	111,966
	Rail Vikas Nigam Ltd.	95,639	690,582
*	Rain Industries Ltd.	9,615	20,009
*	Rajesh Exports Ltd.	19,507	73,453
	Rallis India Ltd.	21,613	85,536
	Ramco Industries Ltd.	3,297	9,747
	Ramkrishna Forgings Ltd.	39,375	404,941
	Rane Holdings Ltd.	2,135	43,388
	Rashtriya Chemicals & Fertilizers Ltd.	52,545	137,406
	Ratnamani Metals & Tubes Ltd.	6,026	261,484
	Raymond Consumer Care Ltd.	2,051	38,282
	Raymond Ltd.	2,564	60,789
Ω	RBL Bank Ltd.	83,136	234,020
	REC Ltd.	364,331	2,811,065
	Redington Ltd.	220,166	557,842
*	Redtape Ltd.	6,170	53,160
	Reliance Industrial Infrastructure Ltd.	1,327	20,939
*	Religare Enterprises Ltd.	14,246	43,307
	Repco Home Finance Ltd.	2,326	15,574
	RITES Ltd.	10,419	89,466
	Route Mobile Ltd.	6,572	127,992
	Rupa & Co. Ltd.	5,302	19,991
	Safari Industries India Ltd.	3,210	79,784
	Saksoft Ltd.	11,118	39,464
Ω	Salasar Techno Engineering Ltd.	76,968	16,851
	Sammaan Capital Ltd.	105,775	220,990
	Samvardhana Motherson International Ltd.	534,415	1,259,127
	Sandhar Technologies Ltd.	3,542	27,567
	Sanghvi Movers Ltd.	6,069	84,861
	Sanofi Consumer Healthcare India Ltd.	2,689	121,161
	Sanofi India Ltd.	2,689	211,968
Ω	Sansera Engineering Ltd.	994	16,881
	Saregama India Ltd.	7,887	52,168

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Sasken Technologies Ltd.	1,565	$31,472
	Savita Oil Technologies Ltd.	12,025	89,560
	SBI Cards & Payment Services Ltd.	55,477	481,989
Ω	SBI Life Insurance Co. Ltd.	68,816	1,445,317
	Schaeffler India Ltd.	12,188	622,512
*	Schneider Electric Infrastructure Ltd.	23,603	228,530
	SEAMEC Ltd.	1,215	23,099
*	SEPC Ltd.	154,410	39,103
Ω	SH Kelkar & Co. Ltd.	22,091	51,614
	Shakti Pumps India Ltd.	3,183	163,176
	Shankara Building Products Ltd.	2,509	20,422
	Shanthi Gears Ltd.	1,459	11,340
	Sharda Cropchem Ltd.	13,530	91,947
	Sharda Motor Industries Ltd.	1,613	47,556
	Share India Securities Ltd.	2,370	8,631
*	Sheela Foam Ltd.	4,950	61,010
*	Shilpa Medicare Ltd.	7,105	57,736
	Shivalik Bimetal Controls Ltd.	3,371	25,926
*	Shoppers Stop Ltd.	8,764	81,455
*	Shree Renuka Sugars Ltd.	107,384	65,670
	Shriram Finance Ltd.	29,816	1,046,089
	Siemens Ltd.	3,972	338,546
*	SIS Ltd.	11,699	60,572
*	SJS Enterprises Ltd.	1,458	15,155
	SJVN Ltd.	144,181	256,957
	SKF India Ltd.	6,470	434,068
	Snowman Logistics Ltd.	32,403	32,851
	Sobha Ltd.	8,551	184,468
	Somany Ceramics Ltd.	3,868	35,797
	Sonata Software Ltd.	74,871	658,737
	South Indian Bank Ltd.	385,651	123,787
*	Spandana Sphoorty Financial Ltd.	6,230	50,290
	SRF Ltd.	44,677	1,414,254
	Strides Pharma Science Ltd.	17,020	217,309
	Stylam Industries Ltd.	810	19,232
	Styrenix Performance Materials Ltd.	1,162	36,478
*	Subex Ltd.	108,975	44,654
	Subros Ltd.	3,035	25,533
	Sudarshan Chemical Industries Ltd.	5,116	57,529
	Sumitomo Chemical India Ltd.	11,897	73,975
	Sun Pharmaceutical Industries Ltd. (SUNP IN)	74,863	1,538,121
	Sun TV Network Ltd.	31,011	333,200
	Sundaram Finance Ltd.	654	33,956
	Sundaram-Clayton Ltd.	1,384	31,469
	Sunteck Realty Ltd.	9,265	66,648
	Suprajit Engineering Ltd.	10,481	65,351
	Supreme Industries Ltd.	19,667	1,259,313
	Supreme Petrochem Ltd.	22,929	234,535
*	Suryoday Small Finance Bank Ltd.	6,194	14,079
*	Suzlon Energy Ltd.	1,418,845	1,180,061
	Swaraj Engines Ltd.	2,717	102,776
	Symphony Ltd.	2,159	30,862
Ω	Syngene International Ltd.	58,933	567,078
	Tamil Nadu Newsprint & Papers Ltd.	11,188	34,895
	Tamilnad Mercantile Bank Ltd.	10,727	59,417
	Tamilnadu Petroproducts Ltd.	23,240	28,251
	Tanla Platforms Ltd.	30,563	363,810
	Tata Communications Ltd.	29,082	692,784
	Tata Consultancy Services Ltd.	119,745	6,297,429

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Tata Consumer Products Ltd.	61,781	$878,361
	Tata Elxsi Ltd.	11,196	935,811
	Tata Motors Ltd.	234,366	3,252,454
	TCI Express Ltd.	2,376	34,576
*Ω	TCNS Clothing Co. Ltd.	3,409	24,893
	TD Power Systems Ltd.	23,627	117,789
*	TeamLease Services Ltd.	664	27,967
	Tech Mahindra Ltd.	103,643	1,927,604
	Tega Industries Ltd.	1,041	23,956
*Ω	Tejas Networks Ltd.	13,442	200,586
	Texmaco Rail & Engineering Ltd.	119,190	386,064
	Thermax Ltd.	2,737	165,286
	Thirumalai Chemicals Ltd.	19,514	80,349
	Thomas Cook India Ltd.	28,289	88,397
*Ω	Thyrocare Technologies Ltd.	5,502	53,856
	Tide Water Oil Co. India Ltd.	1,780	57,292
	Tilaknagar Industries Ltd.	26,662	80,493
	Time Technoplast Ltd.	62,992	254,341
	Timken India Ltd.	5,897	301,550
	Tips Industries Ltd.	8,804	65,987
	Titagarh Rail System Ltd.	19,998	390,161
	Titan Co. Ltd.	53,736	2,228,947
	Torrent Pharmaceuticals Ltd.	25,958	985,555
	Tourism Finance Corp. of India Ltd.	20,829	47,425
*	TransIndia Real Estate Ltd.	19,487	11,176
	Transport Corp. of India Ltd.	6,986	84,541
	Trent Ltd.	19,020	1,331,556
	Triveni Engineering & Industries Ltd.	13,256	67,105
	Triveni Turbine Ltd.	18,135	129,773
	TTK Prestige Ltd.	11,130	128,369
	Tube Investments of India Ltd.	19,773	979,281
	TVS Holdings Ltd.	1,521	251,312
	TVS Motor Co. Ltd.	56,576	1,716,847
	Uflex Ltd.	12,421	89,058
	United Breweries Ltd.	10,448	251,979
	United Spirits Ltd.	72,794	1,225,762
	UNO Minda Ltd.	30,086	375,184
	UPL Ltd.	193,655	1,327,086
	Usha Martin Ltd.	4,554	20,689
	UTI Asset Management Co. Ltd.	9,427	116,695
*	V2 Retail Ltd.	1,576	17,575
*	VA Tech Wabag Ltd.	9,891	159,961
	Vaibhav Global Ltd.	14,609	60,058
*	Valor Estate Ltd.	33,515	84,403
*Ω	Varroc Engineering Ltd.	9,736	74,332
	Varun Beverages Ltd.	65,635	1,241,808
	Vascon Engineers Ltd.	27,423	25,524
	Vedant Fashions Ltd.	950	13,066
	Vesuvius India Ltd.	2,177	135,180
	V-Guard Industries Ltd.	45,354	251,184
	Vinati Organics Ltd.	5,149	135,614
	Vindhya Telelinks Ltd.	2,422	89,731
	VIP Industries Ltd.	15,554	86,734
*	VL E-Governance & IT Solutions Ltd.	15,966	16,687
*	V-Mart Retail Ltd.	376	15,512
*	Vodafone Idea Ltd.	1,491,657	290,282
	Voltamp Transformers Ltd.	1,435	231,167
	Voltas Ltd.	45,021	829,898
	VST Tillers Tractors Ltd.	993	50,451

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Welspun Corp. Ltd.	48,585	$372,665
	Welspun Enterprises Ltd.	19,581	130,246
	West Coast Paper Mills Ltd.	10,620	79,343
	Whirlpool of India Ltd.	3,492	88,818
	Wipro Ltd.	160,029	996,735
*	Wockhardt Ltd.	19,314	213,350
	Wonderla Holidays Ltd.	6,246	62,921
*	Yes Bank Ltd.	677,912	215,852
*	Zee Entertainment Enterprises Ltd.	270,307	479,917
	Zen Technologies Ltd.	2,787	56,855
	Zensar Technologies Ltd.	43,425	412,994
	ZF Commercial Vehicle Control Systems India Ltd.	203	38,301
*	Zomato Ltd.	425,217	1,170,879
	Zydus Lifesciences Ltd.	53,487	799,217
	Zydus Wellnes Ltd.	3,412	97,962
TOTAL INDIA			217,291,134
INDONESIA — (0.6%)
*	Adhi Karya Persero Tbk. PT	910,100	13,199
	Adi Sarana Armada Tbk. PT	440,500	20,735
*	Agung Semesta Sejahtera Tbk. PT	344,900	170
*	Alam Sutera Realty Tbk. PT	2,532,800	21,034
	Arwana Citramulia Tbk. PT	996,500	43,229
	Aspirasi Hidup Indonesia Tbk. PT	1,335,500	65,738
	Astra Otoparts Tbk. PT	208,600	28,752
	Avia Avian Tbk. PT	1,734,000	51,398
	Bank BTPN Syariah Tbk. PT	785,300	55,005
*	Bank Bukopin Tbk. PT	1,382,400	4,934
*	Bank Neo Commerce Tbk. PT	756,200	11,835
	Bank OCBC Nisp Tbk. PT	451,000	35,908
*	Bank Pan Indonesia Tbk. PT	868,300	64,917
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	949,100	32,114
	Bank Tabungan Negara Persero Tbk. PT	141,100	11,422
	Barito Pacific Tbk. PT	2,673,077	179,703
	BFI Finance Indonesia Tbk. PT	2,332,500	128,389
	BISI International Tbk. PT	170,900	17,497
	Blue Bird Tbk. PT	152,000	15,854
*	Bukalapak.com Tbk. PT	18,585,100	135,140
*	Capital Financial Indonesia Tbk. PT	237,300	7,149
	Cisarua Mountain Dairy Tbk. PT	152,500	49,655
	Dayamitra Telekomunikasi PT	1,458,600	62,346
	Elang Mahkota Teknologi Tbk. PT	2,933,400	73,648
	Erajaya Swasembada Tbk. PT	3,413,900	89,478
	ESSA Industries Indonesia Tbk. PT	1,766,200	91,256
	Garudafood Putra Putri Jaya Tbk. PT	2,231,400	50,794
	Hexindo Adiperkasa Tbk. PT	63,500	26,157
	Impack Pratama Industri Tbk. PT	2,765,800	59,530
	Indomobil Sukses Internasional Tbk. PT	502,700	40,034
	Indosat Tbk. PT	174,100	118,822
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	2,017,323	89,969
*††	Inti Agri Resources Tbk. PT	550,900	0
*	Intiland Development Tbk. PT	938,200	10,451
	Jasa Marga Persero Tbk. PT	770,800	263,150
	Jaya Real Property Tbk. PT	709,100	28,979
	Kalbe Farma Tbk. PT	3,049,200	298,127
	KMI Wire & Cable Tbk. PT	229,100	5,698
*	M Cash Integrasi PT	54,100	3,174
	Map Aktif Adiperkasa PT	2,105,200	104,861
	Mayora Indah Tbk. PT	1,188,600	190,738

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	MD Entertainment Tbk. PT	288,500	$67,755
	Media Nusantara Citra Tbk. PT	2,337,100	47,969
	Medikaloka Hermina Tbk. PT	1,068,900	89,053
*	Merdeka Copper Gold Tbk. PT	1,154,832	175,112
*	Metro Healthcare Indonesia Tbk. PT	3,077,400	15,097
	Metrodata Electronics Tbk. PT	2,268,400	84,390
	Mitra Adiperkasa Tbk. PT	2,599,500	231,935
	Mitra Keluarga Karyasehat Tbk. PT	1,022,400	189,879
	Mitra Pinasthika Mustika Tbk. PT	395,200	24,679
*	MNC Digital Entertainment Tbk. PT	275,200	47,064
	Mulia Industrindo Tbk. PT	288,700	6,324
	Nippon Indosari Corpindo Tbk. PT	140,600	8,736
*	Pacific Strategic Financial Tbk. PT	943,000	62,058
*	Panin Financial Tbk. PT	3,818,900	77,053
*	Paninvest Tbk. PT	332,500	18,601
*††	Pool Advista Indonesia Tbk. PT	64,100	37
*	PP Persero Tbk. PT	893,600	20,703
	Puradelta Lestari Tbk. PT	4,085,000	39,712
*††	Rimo International Lestari Tbk. PT	3,949,000	0
*	Sarana Meditama Metropolitan Tbk. PT	696,400	10,534
	Sarana Menara Nusantara Tbk. PT	8,171,300	399,539
	Sariguna Primatirta Tbk. PT	464,300	35,118
	Selamat Sempurna Tbk. PT	353,000	44,704
	Siloam International Hospitals Tbk. PT	724,800	123,879
*††	Sri Rejeki Isman Tbk. PT	1,498,800	2,523
	Sumber Alfaria Trijaya Tbk. PT	2,913,900	509,155
	Summarecon Agung Tbk. PT	2,162,145	74,533
	Surya Citra Media Tbk. PT	4,856,600	41,836
	Surya Semesta Internusa Tbk. PT	1,772,300	120,130
	Telkom Indonesia Persero Tbk. PT (TLK US), ADR	4,100	73,144
	Telkom Indonesia Persero Tbk. PT (TLKM IJ)	900,000	159,844
	Tempo Scan Pacific Tbk. PT	253,800	35,587
	Tower Bersama Infrastructure Tbk. PT	704,200	86,616
*††	Trada Alam Minera Tbk. PT	1,606,700	0
	Ultrajaya Milk Industry & Trading Co. Tbk. PT	888,200	107,618
	Unilever Indonesia Tbk. PT	1,275,300	191,500
*††	Waskita Beton Precast Tbk. PT	2,650,700	2,770
*††	Waskita Karya Persero Tbk. PT	2,437,341	5,678
*††	Wijaya Karya Persero Tbk. PT	761,600	9,067
TOTAL INDONESIA			5,840,921
KUWAIT — (0.5%)
	Agility Public Warehousing Co. KSC	198,944	178,647
	Al Ahli Bank of Kuwait KSCP	123,312	123,597
*	ALAFCO Aviation Lease & Finance Co. KSCP, Class C	100,363	72,960
	Al-Eid Food KSC	35,762	25,570
	Ali Alghanim Sons Automotive Co. KSCC	23,728	82,446
*	Arabi Group Holding KSC	18,820	25,326
	Arzan Financial Group for Financing & Investment KPSC	99,842	60,780
*	Asiya Capital Investments Co. KSCP	117,236	14,527
	Boubyan Bank KSCP	77,316	149,751
	Boubyan Petrochemicals Co. KSCP	61,472	117,157
	Burgan Bank SAK	147,043	91,877
	Combined Group Contracting Co. SAK	17,825	41,447
	Commercial Facilities Co. SAKP	74,507	45,384
	Gulf Bank KSCP	528,706	537,961
	Gulf Cables & Electrical Industries Group Co. KSCP	24,645	139,520
	Heavy Engineering & Ship Building Co. KSCP, Class B	43,302	129,954
	Humansoft Holding Co. KSC	15,499	133,612

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
KUWAIT — (Continued)
*	IFA Hotels & Resorts-KPSC	6,891	$28,201
	Integrated Holding Co. KCSC	43,305	80,553
	Kuwait Finance House KSCP	433,095	1,044,464
	Kuwait Financial Centre SAK	66,525	27,440
	Kuwait Insurance Co. SAK	34,849	66,049
	Kuwait Real Estate Co. KSC	162,595	128,263
	Kuwait Telecommunications Co.	51,876	91,051
	Mezzan Holding Co. KSCC	29,897	86,493
	National Bank of Kuwait SAKP	431,771	1,280,232
*	National Consumer Holding Co. SAK	61,028	21,208
	National Industries Group Holding SAK	277,393	204,345
	National Investments Co. KSCP	116,436	96,823
	Salhia Real Estate Co. KSCP	74,380	103,515
	Securities House KSC	52,514	10,388
*	Sultan Center Food Products Co. KSC	30,168	9,716
*	Warba Bank KSCP	277,419	164,340
TOTAL KUWAIT			5,413,597
MALAYSIA — (1.3%)
	Able Global Bhd.	28,800	12,616
	Aeon Co. M Bhd.	108,000	33,165
#	AFFIN Bank Bhd.	121,834	80,920
	Ajinomoto Malaysia Bhd.	4,200	13,517
	Alliance Bank Malaysia Bhd.	227,400	204,032
	Allianz Malaysia Bhd.	5,200	24,786
#	AME Elite Consortium Bhd.	38,000	14,645
	AMMB Holdings Bhd. (AMM MK)	352,900	346,755
	Ancom Nylex Bhd.	138,471	31,367
#	Astro Malaysia Holdings Bhd.	288,400	17,565
	Aurelius Technologies Bhd.	23,600	18,218
	Bank Islam Malaysia Bhd.	142,500	77,239
*	Berjaya Corp. Bhd.	475,686	44,071
#	Berjaya Food Bhd.	108,575	12,767
*	Berjaya Land Bhd.	294,800	26,036
#*	Bermaz Auto Bhd.	317,700	168,085
#	Cahya Mata Sarawak Bhd.	150,700	47,615
	Carlsberg Brewery Malaysia Bhd., Class B	33,900	138,245
*	Chin Hin Group Bhd.	24,600	17,511
	CIMB Group Holdings Bhd.	300,405	485,733
*	Coastal Contracts Bhd.	57,700	22,619
	CTOS Digital Bhd.	245,200	75,868
	D&O Green Technologies Bhd.	126,900	95,952
	Datasonic Group Bhd.	106,700	11,633
	Dayang Enterprise Holdings Bhd.	253,620	157,203
	Dialog Group Bhd.	579,300	320,514
	DRB-Hicom Bhd.	178,400	52,068
#	Duopharma Biotech Bhd.	106,742	27,896
	Dutch Lady Milk Industries Bhd.	2,500	17,130
#*	Eastern & Oriental Bhd.	73,700	15,348
#	Eco World Development Group Bhd.	183,900	70,927
	Eco World International Bhd.	120,600	8,940
*	Ekovest Bhd.	499,300	49,016
	Farm Fresh Bhd.	72,000	24,156
#	Formosa Prosonic Industries Bhd.	55,100	36,129
	Fraser & Neave Holdings Bhd.	35,500	238,160
	Frontken Corp. Bhd.	223,800	209,969
	Gamuda Bhd.	339,538	580,647
	Gas Malaysia Bhd.	52,900	41,117
	Genting Malaysia Bhd.	362,200	205,227

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Globetronics Technology Bhd.	139,600	$38,970
#*	Greatech Technology Bhd.	72,400	83,802
#	Heineken Malaysia Bhd.	35,100	175,991
#*	Hengyuan Refining Co. Bhd.	31,700	18,158
	Hextar Global Bhd.	292,400	55,967
	Hong Leong Bank Bhd.	25,200	105,807
	Hong Leong Financial Group Bhd.	26,600	99,595
	Hong Leong Industries Bhd.	20,200	49,939
	Hup Seng Industries Bhd.	52,600	13,520
	IHH Healthcare Bhd.	120,700	165,500
	IOI Properties Group Bhd.	176,500	81,880
	ITMAX SYSTEM Bhd.	21,200	14,544
#*	JAKS Resources Bhd.	487,500	18,072
	Kelington Group Bhd.	92,600	68,772
	Kerjaya Prospek Group Bhd.	130,895	57,848
	KPJ Healthcare Bhd.	156,000	63,218
#*	KSL Holdings Bhd.	72,900	31,951
#	LBS Bina Group Bhd.	93,730	14,597
#*Ω	Lotte Chemical Titan Holding Bhd.	127,315	29,674
	LPI Capital Bhd.	58,600	159,179
#	Magni-Tech Industries Bhd.	50,166	26,111
#	Magnum Bhd.	170,645	47,938
	Mah Sing Group Bhd.	263,100	107,859
	Malayan Banking Bhd.	290,809	646,927
	Malaysia Airports Holdings Bhd.	176,153	392,785
	Malaysian Pacific Industries Bhd.	24,400	200,076
	Malaysian Resources Corp. Bhd.	595,329	80,513
	Matrix Concepts Holdings Bhd.	151,350	62,616
	Maxis Bhd.	51,500	39,592
#	MBM Resources Bhd.	18,900	21,806
#	MBSB Bhd.	469,531	83,323
	MNRB Holdings Bhd.	83,200	39,308
Ω	MR DIY Group M Bhd.	416,950	190,648
*	MSM Malaysia Holdings Bhd.	21,100	8,818
*	Muhibbah Engineering M Bhd.	139,200	28,961
	My EG Services Bhd.	2,293,549	494,863
*††	Nylex Malaysia Bhd.	2,285	89
	OCK Group Bhd.	100,800	14,050
#	OSK Holdings Bhd.	267,600	92,119
	PA Resources Bhd.	204,500	16,043
	Padini Holdings Bhd.	96,200	70,966
	Panasonic Manufacturing Malaysia Bhd.	3,800	16,179
#	Paramount Corp. Bhd.	90,300	21,618
	Pentamaster Corp. Bhd.	77,500	82,630
#	Perak Transit Bhd.	59,199	8,769
	Petron Malaysia Refining & Marketing Bhd.	24,600	23,825
#	Petronas Chemicals Group Bhd.	108,700	137,267
#	Petronas Dagangan Bhd.	60,800	234,914
	PIE Industrial Bhd.	28,700	36,916
	Power Root Bhd.	33,600	11,335
	Press Metal Aluminium Holdings Bhd.	172,700	201,640
	Public Bank Bhd.	1,185,500	1,086,820
	Ranhill Utilities Bhd.	132,181	42,079
	RCE Capital Bhd.	60,800	40,104
	REDtone Digital Bhd.	48,400	11,702
	RGB International Bhd.	253,600	23,761
	RHB Bank Bhd.	285,456	354,827
*	Salcon Bhd.	121,000	10,929
#	Sam Engineering & Equipment M Bhd.	43,000	53,360

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
*	Sapura Energy Bhd.	2,096,200	$15,939
	Scientex Bhd.	225,000	207,605
	SFP Tech Holdings Bhd.	58,100	9,122
	Sime Darby Bhd.	893,400	506,014
	Sime Darby Property Bhd.	384,900	132,672
*	Solarvest Holdings Bhd.	32,100	11,886
	SP Setia Bhd. Group	451,564	157,583
	Sports Toto Bhd.	293,682	105,580
#	Sunway Bhd.	372,700	348,296
#	Sunway Construction Group Bhd.	78,400	81,871
#	Syarikat Takaful Malaysia Keluarga Bhd.	125,790	102,166
	Taliworks Corp. Bhd.	120,500	21,782
	TASCO Bhd.	69,700	13,128
#	TIME dotCom Bhd.	254,500	284,788
#*	Tropicana Corp. Bhd.	190,196	67,499
#	Uchi Technologies Bhd.	66,700	56,483
#	UEM Sunrise Bhd.	434,700	107,205
*	Uzma Bhd.	37,400	8,954
	Velesto Energy Bhd.	854,800	40,016
	ViTrox Corp. Bhd.	178,200	154,903
	VS Industry Bhd.	536,900	141,572
*	Wasco Bhd.	54,800	14,554
	WCT Holdings Bhd.	171,415	48,965
	Wellcall Holdings Bhd.	99,500	34,223
	Westports Holdings Bhd.	115,100	112,226
	Yinson Holdings Bhd.	499,640	259,894
	YTL Power International Bhd.	141,300	143,672
TOTAL MALAYSIA			13,675,075
MEXICO — (2.1%)
#*	Alpek SAB de CV	153,444	102,126
	Alsea SAB de CV	78,647	236,477
	America Movil SAB de CV (2228390D US), ADR	58,214	973,338
	America Movil SAB de CV (AMXB MM), Class B	451,926	377,676
	Arca Continental SAB de CV	50,506	497,632
Ω	Banco del Bajio SA	156,876	471,024
#	Becle SAB de CV	57,550	94,614
	Bolsa Mexicana de Valores SAB de CV	85,972	133,819
	Coca-Cola Femsa SAB de CV (KOF US), Sponsored ADR	1,755	158,705
	Coca-Cola Femsa SAB de CV (KOFUBL MM)	64,692	584,523
	Consorcio ARA SAB de CV	302,667	50,848
	Corp. Inmobiliaria Vesta SAB de CV	205,406	601,852
#	Corporativo Fragua SAB de CV	728	38,449
	El Puerto de Liverpool SAB de CV, Class C1	32,899	233,035
	Fomento Economico Mexicano SAB de CV (FEMSAUBD MM)	108,726	1,199,423
	Fomento Economico Mexicano SAB de CV (FMX US), Sponsored ADR	1,140	125,685
	Genomma Lab Internacional SAB de CV, Class B	379,861	390,443
	Gentera SAB de CV	194,381	229,217
	Gruma SAB de CV, Class B	24,968	468,524
	Grupo Aeroportuario del Centro Norte SAB de CV	84,407	725,191
	Grupo Aeroportuario del Pacifico SAB de CV (GAPB MM), Class B	72,771	1,165,445
	Grupo Aeroportuario del Pacifico SAB de CV (PAC US), ADR	1,900	303,981
	Grupo Aeroportuario del Sureste SAB de CV (ASR US), ADR	2,943	884,342
	Grupo Aeroportuario del Sureste SAB de CV (ASURB MM), Class B	8,704	261,410
#	Grupo Bimbo SAB de CV, Class A	211,753	745,472
	Grupo Carso SAB de CV	18,695	121,115
	Grupo Comercial Chedraui SA de CV	110,713	824,331
#	Grupo Elektra SAB de CV	2,060	104,482
	Grupo Financiero Banorte SAB de CV, Class O	241,696	1,815,023

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
*	Grupo Financiero Inbursa SAB de CV, Class O	257,293	$630,976
	Grupo Herdez SAB de CV	47,672	138,940
*	Grupo Hotelero Santa Fe SAB de CV	135,595	29,112
	Grupo Industrial Saltillo SAB de CV	30,609	33,655
	Grupo Mexico SAB de CV, Class B	243,967	1,372,061
#	Grupo Rotoplas SAB de CV	27,955	38,832
	Grupo Televisa SAB (TLEVICPO MM)	416,039	184,003
#	Grupo Televisa SAB (TV US), Sponsored ADR	5,685	12,393
*	Industrias CH SAB de CV, Class B	11,451	114,996
#*	Industrias Penoles SAB de CV	37,595	549,467
	KUO SAB de CV, Class B	4,600	9,875
	La Comer SAB de CV	163,002	304,464
	Megacable Holdings SAB de CV	176,620	413,134
#*	Ollamani SAB	22,222	49,558
	Orbia Advance Corp. SAB de CV	337,621	435,821
	Organizacion Soriana SAB de CV, Class B	37,341	62,512
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	60,763	567,482
	Promotora y Operadora de Infraestructura SAB de CV (PINFRAL MM), Class L	5,771	36,551
	Qualitas Controladora SAB de CV	28,812	265,959
	Regional SAB de CV	46,917	340,136
#*	Sitios Latinoamerica SAB de CV	95,985	19,835
	Wal-Mart de Mexico SAB de CV	585,330	1,947,854
TOTAL MEXICO			21,475,818
PERU — (0.1%)
	Credicorp Ltd.	4,787	816,854
	Intercorp Financial Services, Inc.	4,167	94,841
TOTAL PERU			911,695
PHILIPPINES — (0.3%)
*	8990 Holdings, Inc.	281,700	44,201
	Alliance Global Group, Inc.	592,300	91,086
	Apex Mining Co., Inc.	211,000	15,401
	Ayala Land, Inc.	201,000	101,764
*	AyalaLand Logistics Holdings Corp.	407,000	13,031
	Bank of the Philippine Islands	122,482	254,649
*	Bloomberry Resorts Corp.	339,900	48,178
	Cebu Landmasters, Inc.	258,680	11,533
*	Converge Information & Communications Technology Solutions, Inc.	562,300	111,369
	Cosco Capital, Inc.	555,300	45,425
	D&L Industries, Inc.	536,700	54,666
*	DITO CME Holdings Corp.	492,100	16,767
	DoubleDragon Corp.	211,400	37,910
	Filinvest Development Corp.	39,100	3,668
	Ginebra San Miguel, Inc.	16,380	64,450
*	Global Ferronickel Holdings, Inc.	557,000	14,581
	GT Capital Holdings, Inc.	6,690	67,672
*	Integrated Micro-Electronics, Inc.	206,100	6,268
	International Container Terminal Services, Inc.	93,490	570,821
	JG Summit Holdings, Inc.	125,753	59,928
	Jollibee Foods Corp.	37,930	149,686
	LT Group, Inc.	489,000	82,543
	Manila Electric Co.	2,590	17,301
	Manila Water Co., Inc.	131,100	60,914
Ω	Monde Nissin Corp.	114,500	17,998
	Nickel Asia Corp.	1,166,700	66,987
	Petron Corp.	1,035,100	46,284

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Philcomsat Holdings Corp.	9,969	$18,267
	Philippine Stock Exchange, Inc.	130	399
	Puregold Price Club, Inc.	252,600	113,914
	Rizal Commercial Banking Corp.	34,700	12,769
	Robinsons Retail Holdings, Inc.	105,680	65,225
	Security Bank Corp.	56,360	62,138
*	Shell Pilipinas Corp.	142,200	24,785
	SM Investments Corp.	8,880	138,399
	SSI Group, Inc.	90,000	4,939
	Synergy Grid & Development Phils, Inc.	150,700	23,774
	Vista Land & Lifescapes, Inc.	665,000	16,844
	Vistamalls, Inc.	23,100	902
	Wilcon Depot, Inc.	270,000	80,965
TOTAL PHILIPPINES			2,638,401
POLAND — (0.9%)
*	11 bit studios SA	239	38,574
	AB SA	2,614	65,327
*	Action SA	2,232	11,262
	Alior Bank SA	26,162	627,089
*Ω	Allegro.eu SA	18,368	168,729
	Amica SA	1,140	18,843
*	AmRest Holdings SE	10,607	66,077
	Apator SA	4,975	22,573
	Arctic Paper SA	2,194	12,025
	ASBISc Enterprises PLC	19,306	107,253
	Asseco Poland SA	18,884	400,250
#	Asseco South Eastern Europe SA	6,922	86,256
	Auto Partner SA	16,874	92,586
	Bank Handlowy w Warszawie SA	6,369	156,205
*	Bank Ochrony Srodowiska SA	12,487	41,787
	Benefit Systems SA	550	368,037
*	Bioton SA	11,456	10,086
#	BNPP Bank Polska SA	2,590	66,100
	Boryszew SA	26,861	37,273
	Budimex SA	4,084	657,243
*	CCC SA	4,983	158,434
	CD Projekt SA	9,242	370,987
	Celon Pharma SA	1,863	12,849
*	CI Games SA	29,151	11,760
	ComArch SA	1,063	85,907
	Creepy Jar SA	135	16,842
	Cyber Folks SA	1,462	47,917
*	Cyfrowy Polsat SA	52,370	171,325
	Develia SA	68,631	98,671
*Ω	Dino Polska SA	5,346	475,112
	Dom Development SA	3,300	140,511
#	Erbud SA	1,787	18,356
*	Fabryki Mebli Forte SA	5,421	27,319
	Ferro SA	2,661	24,614
*	Grenevia SA	72,669	40,933
*	Grupa Azoty SA	1,905	8,675
	Grupa Kety SA	3,355	695,957
*Ω	HUUUGE, Inc.	14,650	77,212
	ING Bank Slaski SA	4,782	364,861
	Inter Cars SA	2,430	302,658
	KGHM Polska Miedz SA	16,311	560,724
	KRUK SA	2,451	274,318
	LPP SA	151	578,926

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
*	mBank SA	1,439	$226,218
	Mirbud SA	15,876	55,907
	Neuca SA	841	172,685
#	Newag SA	7,382	60,594
	PCC Rokita SA	469	10,634
*	Pepco Group NV	24,207	117,091
	PlayWay SA	481	34,905
*	Polimex-Mostostal SA	23,933	18,878
	Powszechny Zaklad Ubezpieczen SA	45,882	561,876
	Santander Bank Polska SA	1,542	203,202
*	Selvita SA	1,054	17,993
	Stalexport Autostrady SA	24,162	16,550
	Synektik SA	617	22,126
#*	TEN Square Games SA	1,070	23,198
	Text SA	3,741	83,336
#	Unimot SA	1,194	42,089
	VRG SA	39,196	34,994
	Wawel SA	162	25,768
	Wirtualna Polska Holding SA	4,832	112,238
Ω	XTB SA	17,343	276,422
TOTAL POLAND			9,735,147
QATAR — (0.7%)
*	Aamal Co.	612,200	133,618
	Al Khaleej Takaful Group QSC	30,672	20,310
	Al Meera Consumer Goods Co. QSC	37,943	152,567
	Alijarah Holding Co. QPSC	95,410	18,638
	Baladna	246,853	96,282
	Barwa Real Estate Co.	462,445	352,910
	Commercial Bank PSQC	464,780	533,497
	Doha Bank QPSC	593,574	241,537
*	Estithmar Holding QPSC	144,268	74,462
	Gulf International Services QSC	354,623	336,418
	Gulf Warehousing Co.	73,653	66,038
	Mannai Corp. QSC	86,031	91,169
	Masraf Al Rayan QSC	567,170	362,836
	Mazaya Real Estate Development QPSC	206,803	34,595
	Medicare Group	34,532	39,150
	Mesaieed Petrochemical Holding Co.	353,466	162,334
	Qatar Aluminum Manufacturing Co.	243,927	87,100
	Qatar Fuel QSC	102,898	416,470
	Qatar Industrial Manufacturing Co. QSC	50,886	37,102
	Qatar Insurance Co. SAQ	525,496	303,403
	Qatar International Islamic Bank QSC	163,865	469,414
	Qatar Islamic Bank QPSC	125,251	677,201
	Qatar Islamic Insurance Group	6,276	14,218
	Qatar National Bank QPSC	470,072	1,971,561
	Qatar Navigation QSC	84,782	276,002
	United Development Co. QSC	436,676	131,999
	Vodafone Qatar QSC	386,378	179,289
	Zad Holding Co.	5,626	21,161
TOTAL QATAR			7,301,281
RUSSIA — (0.0%)
*††	Lenta International Co. PJSC, GDR	7,070	0
*††	PhosAgro PJSC	50	0
*††	Polyus PJSC (PLZL LI), GDR	4,999	0
*††	Sberbank of Russia PJSC (SBER LI), Sponsored ADR	114,063	0

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
RUSSIA — (Continued)
*††	VTB Bank PJSC (VTBR LI), GDR	102,771	$0
SAUDI ARABIA — (3.4%)
	Abdullah Al Othaim Markets Co.	133,820	417,556
*	Advanced Petrochemical Co.	9,945	105,976
	Al Babtain Power & Telecommunication Co.	6,717	65,339
	Al Hammadi Holding	14,487	181,203
*	Al Hassan Ghazi Ibrahim Shaker Co.	7,237	54,239
*	Al Khaleej Training & Education Co.	7,718	59,360
	Al Moammar Information Systems Co.	3,391	165,497
	Al Rajhi Bank	181,888	4,147,188
*	Al Rajhi Co. for Co-operative Insurance	4,673	271,940
*	Al Sagr Cooperative Insurance Co.	5,427	29,580
*	AlAbdullatif Industrial Investment Co.	3,860	17,084
	Alamar Foods	1,295	26,443
	Alaseel Co.	22,170	26,598
	Aldrees Petroleum & Transport Services Co.	21,490	646,200
	Al-Etihad Cooperative Insurance Co.	5,008	23,790
	Alinma Bank	109,815	948,478
*	AlJazira Takaful Ta'awuni Co.	8,814	44,778
*	AlKhorayef Water & Power Technologies Co.	3,913	188,615
*	Allianz Saudi Fransi Cooperative Insurance Co.	17,165	80,060
*	Allied Cooperative Insurance Group	5,788	29,645
	Almunajem Foods Co.	3,575	94,767
*	Alujain Corp.	10,656	118,921
*	Amana Cooperative Insurance Co.	6,034	18,955
*	Amlak International Finance Co.	8,645	25,516
	Arab National Bank	148,853	851,400
*	Arabia Insurance Cooperative Co.	9,317	38,534
	Arabian Contracting Services Co.	4,742	285,883
	Arabian Internet & Communications Services Co.	6,578	515,642
*	Arabian Shield Cooperative Insurance Co.	12,646	70,056
	Arriyadh Development Co.	14,051	89,416
	Astra Industrial Group	7,787	331,523
	Ataa Educational Co.	620	11,354
	Baazeem Trading Co.	1,074	17,809
	Bank AlBilad	106,122	1,040,135
*	Bank Al-Jazira	129,688	594,458
	Banque Saudi Fransi	58,397	575,885
	Basic Chemical Industries Ltd.	1,702	14,040
	Bawan Co.	5,287	65,911
	BinDawood Holding Co.	48,024	92,848
	Bupa Arabia for Cooperative Insurance Co.	28,357	1,741,252
*	Buruj Cooperative Insurance Co.	3,682	19,911
	Catrion Catering Holding Co.	10,006	309,443
*	Chubb Arabia Cooperative Insurance Co.	1,225	10,093
	Co. for Cooperative Insurance	19,494	748,003
	Dallah Healthcare Co.	7,081	312,306
*	Dar Al Arkan Real Estate Development Co.	139,858	504,968
	Dr Sulaiman Al Habib Medical Services Group Co.	14,043	1,078,177
	Electrical Industries Co.	96,138	174,539
*	Emaar Economic City	89,057	170,925
*	Fitaihi Holding Group	6,180	6,279
*	Gulf General Cooperative Insurance Co.	5,921	21,713
	Gulf Insurance Group	2,200	18,737
*	Gulf Union Cooperative Insurance Co.	6,409	32,849
*	Herfy Food Services Co.	3,218	22,814
	Jarir Marketing Co.	245,050	848,317
	L'Azurde Co. for Jewelry	7,580	30,340
	Leejam Sports Co. JSC	4,865	259,194

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Liva Insurance Co.	4,062	$20,481
*	Malath Cooperative Insurance Co.	8,719	42,809
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	6,042	44,344
*	Methanol Chemicals Co.	7,481	30,107
*	Middle East Healthcare Co.	8,031	169,220
*	Middle East Specialized Cables Co.	5,782	56,109
	Mouwasat Medical Services Co.	23,680	761,939
	Nahdi Medical Co.	9,786	346,487
*	National Agriculture Development Co.	32,621	250,480
	National Co. for Glass Industries	4,087	51,249
	National Co. for Learning & Education	1,974	97,260
	National Gas & Industrialization Co.	7,958	225,881
	National Medical Care Co.	4,156	229,073
	Nayifat Finance Co.	14,266	50,407
*	Rabigh Refining & Petrochemical Co.	42,048	79,123
*	Raydan Food Co.	1,030	7,537
	Retal Urban Development Co.	39,240	128,670
	Riyad Bank	173,737	1,270,953
	SABIC Agri-Nutrients Co.	23,186	727,540
*	Salama Cooperative Insurance Co.	1,534	11,203
	Saudi Aramco Base Oil Co.	11,012	381,854
	Saudi Automotive Services Co.	9,009	152,289
	Saudi Awwal Bank	99,562	1,041,748
	Saudi Basic Industries Corp.	33,525	704,012
*	Saudi Ceramic Co.	13,292	100,431
	Saudi Chemical Co. Holding	84,129	253,345
*	Saudi Ground Services Co.	8,562	116,845
	Saudi Industrial Investment Group	67,690	368,539
*	Saudi Marketing Co.	7,310	46,682
	Saudi National Bank	252,543	2,551,785
	Saudi Paper Manufacturing Co.	7,588	151,908
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	8,376	64,331
*	Saudi Printing & Packaging Co., Class C	6,278	22,482
*	Saudi Public Transport Co.	14,579	71,793
*	Saudi Real Estate Co.	27,499	164,516
*	Saudi Reinsurance Co.	7,377	60,110
*	Saudi Research & Media Group	14,165	985,584
	Saudi Tadawul Group Holding Co.	3,345	206,416
	Saudi Telecom Co.	178,986	1,838,531
	Saudia Dairy & Foodstuff Co.	2,906	266,014
*	Savola Group	71,096	864,825
*	Scientific & Medical Equipment House Co.	1,619	24,259
*	Seera Group Holding	43,694	288,901
	SHL Finance Co.	8,823	37,182
*	Sinad Holding Co.	15,956	57,058
*	Takween Advanced Industries Co.	9,460	29,254
	Theeb Rent A Car Co.	7,690	134,467
	United Electronics Co.	11,267	275,944
	United International Transportation Co.	13,844	330,039
*	Walaa Cooperative Insurance Co.	6,451	46,404
*	Wataniya Insurance Co.	3,853	32,363
TOTAL SAUDI ARABIA			34,963,265
SOUTH AFRICA — (2.3%)
	Adcock Ingram Holdings Ltd.	6,946	21,993
	Advtech Ltd.	88,669	147,774
	AECI Ltd.	31,856	185,229
	Afrimat Ltd.	22,859	86,113
	Altron Ltd., Class A	70,082	66,313

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Anglo American Platinum Ltd.	4,023	$156,154
	Aspen Pharmacare Holdings Ltd.	63,650	879,935
*	Aveng Ltd.	38,394	18,463
	Barloworld Ltd.	30,984	158,178
	Bid Corp. Ltd.	40,511	1,009,250
	Bidvest Group Ltd.	69,781	1,048,750
*	Blue Label Telecoms Ltd.	146,716	34,800
*	Brait PLC	242,729	12,001
	Capitec Bank Holdings Ltd.	4,284	668,115
	Cashbuild Ltd.	3,768	35,007
	Clicks Group Ltd.	71,977	1,400,857
	Coronation Fund Managers Ltd.	65,377	134,297
	Curro Holdings Ltd.	25,364	16,883
	DataTec Ltd.	90,471	177,505
Ω	Dis-Chem Pharmacies Ltd.	159,029	312,703
	Discovery Ltd.	66,522	522,244
	DRDGOLD Ltd. (DRD SJ)	15,834	16,165
	Famous Brands Ltd.	9,394	27,824
	FirstRand Ltd.	274,923	1,235,342
	Foschini Group Ltd.	53,404	394,564
	Gold Fields Ltd., Sponsored ADR	125,590	2,155,124
	Grindrod Ltd.	85,076	72,692
	Hudaco Industries Ltd.	9,126	91,142
	Impala Platinum Holdings Ltd.	86,796	445,889
	Investec Ltd.	35,909	280,338
	Invicta Holdings Ltd.	5,349	9,189
	Kumba Iron Ore Ltd.	13,148	287,167
	Lewis Group Ltd.	9,835	30,804
	Life Healthcare Group Holdings Ltd.	248,031	181,704
	Momentum Group Limited	286,853	422,064
	Motus Holdings Ltd.	47,712	270,623
	Mpact Ltd.	55,728	90,543
	Mr. Price Group Ltd.	50,887	605,160
	MTN Group Ltd.	124,692	541,056
*	MultiChoice Group	107,838	647,133
	Naspers Ltd., Class N	7,648	1,479,860
	Nedbank Group Ltd.	29,829	456,821
	NEPI Rockcastle NV	112,234	845,414
	Netcare Ltd.	149,969	107,278
	Ninety One Ltd.	72,198	157,355
	Northam Platinum Holdings Ltd.	24,513	192,513
	Old Mutual Ltd. (OMU SJ)	699,671	472,844
	Omnia Holdings Ltd.	62,300	224,938
	OUTsurance Group Ltd.	26,021	69,180
Ω	Pepkor Holdings Ltd.	279,134	313,260
*	Pick n Pay Stores Ltd.	60,972	77,799
	PSG Financial Services Ltd.	138,634	128,477
	Raubex Group Ltd.	27,796	70,028
	Reunert Ltd.	39,531	155,933
	RFG Holdings Ltd.	21,034	17,625
	Sanlam Ltd.	145,258	650,761
	Santam Ltd.	10,369	183,692
	Sappi Ltd.	80,693	235,097
	Sibanye Stillwater Ltd. (SSW SJ)	433,352	494,840
	Southern Sun Ltd.	40,847	13,829
*	SPAR Group Ltd.	48,772	336,351
	Spur Corp. Ltd.	15,300	28,654
	Stadio Holdings Ltd.	56,665	17,373
	Standard Bank Group Ltd.	65,692	800,661

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Super Group Ltd.	28,312	$47,321
*	Transaction Capital Ltd.	179,113	27,892
	Truworths International Ltd.	71,174	354,042
*	We Buy Cars Pty. Ltd.	9,878	14,456
	Wilson Bayly Holmes-Ovcon Ltd.	16,745	165,156
	Woolworths Holdings Ltd.	147,247	487,064
	Zeda Ltd.	44,692	30,728
TOTAL SOUTH AFRICA			23,554,329
SOUTH KOREA — (13.7%)
*	3S Korea Co. Ltd.	7,967	13,395
	ABco Electronics Co. Ltd.	2,081	11,990
	Actro Co. Ltd.	1,337	6,699
*	ADTechnology Co. Ltd.	1,279	20,670
	Advanced Nano Products Co. Ltd.	823	56,498
	Advanced Process Systems Corp.	5,818	88,193
	Aekyung Chemical Co. Ltd.	3,816	31,334
	Aekyung Industrial Co. Ltd.	2,237	32,438
*	Agabang&Company	12,217	37,833
	Ahnlab, Inc.	1,244	52,456
	AJ Networks Co. Ltd.	2,003	6,539
	Ajin Industrial Co. Ltd.	8,452	19,278
*	Alteogen, Inc.	3,127	721,028
*	ALUKO Co. Ltd.	17,469	34,193
*	Amicogen, Inc.	3,596	12,913
*	Aminologics Co. Ltd.	7,906	7,966
*	Amo Greentech Co. Ltd.	2,247	14,480
	Amorepacific Corp.	3,146	418,145
	Amorepacific Group	7,089	161,307
*	Amotech Co. Ltd.	2,092	8,738
*	Anam Electronics Co. Ltd.	13,023	14,071
*	Ananti, Inc.	9,179	37,594
*	Anterogen Co. Ltd.	1,450	16,170
*	Apact Co. Ltd.	2,976	11,034
*	Aprogen Biologics	9,130	7,588
*	APS, Inc.	1,919	9,267
	Asia Paper Manufacturing Co. Ltd.	6,685	40,998
	Atec Co. Ltd.	2,101	23,234
	Atinum Investment Co. Ltd.	5,620	10,536
	Avaco Co. Ltd.	2,470	25,948
	Baiksan Co. Ltd.	4,496	44,234
*	Beno Tnr, Inc.	2,978	7,241
	BGF Co. Ltd.	7,644	20,228
	BGF retail Co. Ltd.	3,865	291,928
	BGFecomaterials Co. Ltd.	5,526	16,351
	BH Co. Ltd.	8,967	142,421
*	BHI Co. Ltd.	4,278	28,238
*	Binex Co. Ltd.	3,695	55,148
	Binggrae Co. Ltd.	1,377	89,816
	Bio Plus Co. Ltd.	9,806	42,459
*	Biodyne Co. Ltd.	2,825	32,089
*	Bioneer Corp.	1,671	38,566
	BIT Computer Co. Ltd.	2,278	9,297
*	BNC Korea Co. Ltd.	5,378	25,658
	BNK Financial Group, Inc.	58,811	408,901
	Boditech Med, Inc.	7,077	90,418
	BoKwang Industry Co. Ltd.	4,410	16,216
	Bolak Co. Ltd.	10,055	8,525
	Bookook Securities Co. Ltd.	462	8,944

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Boryung	8,638	$65,817
*	Bosung Power Technology Co. Ltd.	7,684	18,317
	Brand X Co. Ltd.	5,226	30,128
*	Bubang Co. Ltd.	9,684	13,623
*	Bukwang Pharmaceutical Co. Ltd.	4,615	17,922
*	BusinessOn Communication Co. Ltd.	1,217	12,139
	BYC Co. Ltd.	800	19,474
	Byucksan Corp.	8,835	14,005
*	C&C International Corp.	406	33,878
*	Cafe24 Corp.	1,154	27,738
*	CammSys Corp.	17,801	15,876
	Cape Industries Ltd.	6,153	27,224
	Caregen Co. Ltd.	3,329	55,062
*	Celltrion Pharm, Inc.	2,534	186,198
	Celltrion, Inc.	11,424	1,710,075
*	Chabiotech Co. Ltd.	4,235	50,260
	Changhae Ethanol Co. Ltd.	2,011	13,793
	Cheil Worldwide, Inc.	36,083	467,206
	Chemtronics Co. Ltd.	3,577	63,808
*	Chemtros Co. Ltd.	2,178	8,876
	Cheryong Electric Co. Ltd.	2,416	129,740
	Chinyang Holdings Corp.	7,730	17,774
*	Chips&Media, Inc.	2,006	26,086
*	Choil Aluminum Co. Ltd.	11,512	14,794
	Chong Kun Dang Pharmaceutical Corp.	3,161	257,417
	Chongkundang Holdings Corp.	793	30,632
	Choong Ang Vaccine Laboratory	1,601	12,440
*††	Chorokbaem Media Co. Ltd.	4,200	3,090
*	Chunbo Co. Ltd.	750	34,079
*	CJ CGV Co. Ltd.	11,618	48,475
	CJ CheilJedang Corp.	1,523	430,033
	CJ Corp.	4,599	446,330
*	CJ ENM Co. Ltd.	3,346	186,704
	CJ Freshway Corp.	2,433	34,036
	CJ Logistics Corp.	3,421	246,728
*	CKD Bio Corp.	912	17,167
	Classys, Inc.	5,351	182,676
	CLIO Cosmetics Co. Ltd.	714	18,030
*	CMG Pharmaceutical Co. Ltd.	8,816	14,938
*	CoAsia Corp.	1,572	9,806
*	Com2uS Holdings Corp.	880	16,882
	Com2uSCorp	2,881	79,744
*	Comtec Systems Co. Ltd.	19,277	8,617
*	ContentreeJoongAng Corp.	1,661	11,061
	Cosmax, Inc.	4,122	466,349
*	Cosmecca Korea Co. Ltd.	513	29,849
*	CosmoAM&T Co. Ltd.	2,840	270,375
*	Cosmochemical Co. Ltd.	3,839	60,379
	Coway Co. Ltd.	10,463	478,681
	Cowintech Co. Ltd.	2,140	26,258
	CR Holdings Co. Ltd.	5,692	24,806
	Creas F&C Co. Ltd.	2,536	14,086
*	Creative & Innovative System	3,518	24,339
	Creverse, Inc.	1,427	17,155
*	CrystalGenomics Invites Co. Ltd.	5,676	10,266
	CS Wind Corp.	5,119	179,157
*	CTC BIO, Inc.	2,098	11,275
	Cuckoo Holdings Co. Ltd.	3,109	50,007
	Cuckoo Homesys Co. Ltd.	1,747	28,331

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Cymechs, Inc.	1,162	$13,312
	D.I Corp.	2,915	39,021
	Dae Hwa Pharmaceutical Co. Ltd.	1,232	9,276
	Dae Won Kang Up Co. Ltd.	9,092	33,830
*	Daea TI Co. Ltd.	5,700	12,966
	Daebongls Co. Ltd.	2,018	23,255
	Daechang Forging Co. Ltd.	5,126	20,127
	Daedong Corp.	5,235	38,723
	Daeduck Co. Ltd.	1,972	9,221
	Daeduck Electronics Co. Ltd.	7,488	121,614
	Daehan Flour Mill Co. Ltd.	341	34,912
	Daehan New Pharm Co. Ltd.	2,297	16,204
*	Dae-Il Corp.	5,949	19,829
*	Daejoo Electronic Materials Co. Ltd.	861	74,344
	Daesang Corp.	4,045	71,920
	Daesang Holdings Co. Ltd.	2,845	19,387
	Daesung Energy Co. Ltd.	2,804	20,595
	Daesung Holdings Co. Ltd.	898	5,516
	Daewon Media Co. Ltd.	2,643	17,117
	Daewon Pharmaceutical Co. Ltd.	4,099	47,383
	Daewon San Up Co. Ltd.	2,161	9,816
*	Daewoo Engineering & Construction Co. Ltd.	96,173	292,840
	Daewoong Co. Ltd.	5,521	87,027
	Daewoong Pharmaceutical Co. Ltd.	1,028	93,545
	Daihan Pharmaceutical Co. Ltd.	1,066	21,859
	Daishin Securities Co. Ltd.	10,870	133,505
	Daol Investment & Securities Co. Ltd.	12,487	28,892
	Daou Data Corp.	4,343	37,127
	Daou Technology, Inc.	6,145	83,326
*	Dasan Networks, Inc.	7,361	20,103
*	Dawonsys Co. Ltd.	4,647	37,208
	DB Financial Investment Co. Ltd.	6,205	20,027
	DB Insurance Co. Ltd.	21,505	1,737,543
*	DB, Inc.	36,593	31,223
*	Dear U Co. Ltd.	2,835	50,791
	Dentium Co. Ltd.	2,762	189,044
	Deutsch Motors, Inc.	5,379	18,558
	Device ENG Co. Ltd.	1,253	13,549
*	Dexter Studios Co. Ltd.	4,357	18,827
	DGB Financial Group, Inc.	37,239	221,415
	Digital Daesung Co. Ltd.	4,602	23,036
*	DIO Corp.	1,645	23,181
*	DK Tech Co. Ltd.	1,394	11,707
	DL E&C Co. Ltd.	10,812	278,099
	DL Holdings Co. Ltd.	2,910	119,694
	DMS Co. Ltd.	7,907	32,682
	DN Automotive Corp.	682	45,412
	DNF Co. Ltd.	3,548	39,826
	Dohwa Engineering Co. Ltd.	4,413	25,099
	Dong A Eltek Co. Ltd.	1,716	9,332
	Dong-A Socio Holdings Co. Ltd.	536	43,418
	Dong-A ST Co. Ltd.	1,283	66,715
	Dongbang Transport Logistics Co. Ltd.	14,438	34,052
	Dongjin Semichem Co. Ltd.	14,507	385,673
	Dongkoo Bio & Pharma Co. Ltd.	6,721	36,103
	DongKook Pharmaceutical Co. Ltd.	5,585	71,867
	Dongkuk Holdings Co. Ltd.	6,767	40,948
	Dongkuk Steel Mill Co. Ltd.	11,214	73,757
*	Dongkuk Structures & Construction Co. Ltd.	6,207	12,282

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Dongsuh Cos., Inc.	5,441	$74,008
	Dongsung Chemical Co. Ltd.	11,196	35,076
	Dongsung Finetec Co. Ltd.	5,249	51,918
*	Dongwha Enterprise Co. Ltd.	1,755	17,493
	Dongwha Pharm Co. Ltd.	3,999	24,261
	Dongwon Development Co. Ltd.	13,299	26,276
	Dongwon F&B Co. Ltd.	1,675	50,700
	Dongwon Systems Corp.	1,256	39,699
	Dongwoon Anatech Co. Ltd.	2,915	40,947
	Dongyang E&P, Inc.	1,464	19,978
	Doosan Bobcat, Inc.	20,815	629,949
	Doosan Co. Ltd.	2,716	348,325
*	Doosan Enerbility Co. Ltd.	69,007	950,412
*	Doosan Fuel Cell Co. Ltd.	4,019	59,158
	Doosan Tesna, Inc.	2,770	81,112
	DoubleUGames Co. Ltd.	5,109	173,152
	Douzone Bizon Co. Ltd.	2,931	131,277
*	Dream Security Co. Ltd.	10,040	20,471
	Dreamtech Co. Ltd.	11,149	73,705
	Drgem Corp.	1,242	7,367
	DSC Investment, Inc.	3,558	8,029
*	DSK Co. Ltd.	2,111	9,587
	Duck Yang Industry Co. Ltd.	7,529	21,163
*	Duksan Hi-Metal Co. Ltd.	3,756	16,546
*	Duksan Techopia Co. Ltd.	961	28,344
	Duksung Co. Ltd.	3,764	20,075
	DY Corp.	4,932	18,618
	DY POWER Corp.	3,390	34,266
	DYPNF Co. Ltd.	1,435	14,027
*††	E Investment&Development Co. Ltd.	19,186	3,637
	E1 Corp.	1,179	65,139
	Easy Bio, Inc.	3,302	10,742
*	Echo Marketing, Inc.	5,576	44,093
*††	Eco Volt Co. Ltd.	12,005	9,267
	Ecoplastic Corp.	11,596	30,638
*	Ecopro BM Co. Ltd.	5,230	694,385
*	Ecopro Co. Ltd.	11,986	814,827
#	Ecopro HN Co. Ltd.	2,454	93,506
*††	Ehwa Technologies Information Co. Ltd.	39,858	4,893
	Elensys Co. Ltd.	4,341	16,879
	Elentec Co. Ltd.	4,729	26,623
	E-MART, Inc.	5,360	236,304
*	EMKOREA Co. Ltd.	4,828	8,061
*	EMRO, Inc.	1,192	44,798
	EM-Tech Co. Ltd.	2,530	55,311
*	Enchem Co. Ltd.	713	91,223
	ENF Technology Co. Ltd.	3,799	75,386
*	Enplus Co. Ltd.	12,735	18,570
*	Enzychem Lifesciences Corp.	19,669	23,502
	Eo Technics Co. Ltd.	1,424	184,268
*††	E-TRON Co. Ltd.	141,985	3,867
*	Eubiologics Co. Ltd.	2,493	20,508
	Eugene Investment & Securities Co. Ltd.	13,616	46,756
	Eugene Technology Co. Ltd.	2,004	67,394
*	EV Advanced Material Co. Ltd.	9,422	14,462
*	Exem Co. Ltd.	9,439	14,085
	Exicon Co. Ltd.	2,411	32,454
	F&F Co. Ltd.	6,120	258,165
	F&F Holdings Co. Ltd.	657	6,849

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Fila Holdings Corp.	15,136	$475,179
*	Fine M-Tec Co. Ltd.	3,760	21,703
	Fine Semitech Corp.	2,256	49,356
*	Firstec Co. Ltd.	4,429	10,067
*	Flask Co. Ltd.	12,050	5,181
*	Foosung Co. Ltd.	4,894	22,610
	Fursys, Inc.	987	31,535
	Gabia, Inc.	3,274	33,660
*	GAEASOFT	1,686	11,625
	Galaxia Moneytree Co. Ltd.	1,980	11,925
*	GAMSUNG Corp. Co. Ltd.	19,932	50,467
*	Gaon Cable Co. Ltd.	1,356	41,453
	GC Cell Corp.	1,292	29,707
*	GeneOne Life Science, Inc.	11,675	26,826
*	Genexine, Inc.	4,234	21,831
	Geumhwa PSC Co. Ltd.	1,330	24,676
*	Giantstep, Inc.	1,630	8,288
	Global Standard Technology Co. Ltd.	3,848	48,097
	GOLFZON Co. Ltd.	1,788	95,984
	Golfzon Newdin Holdings Co. Ltd.	4,684	12,588
	Gradiant Corp.	4,366	39,852
	Grand Korea Leisure Co. Ltd.	4,689	41,206
	Green Chemical Co. Ltd.	4,719	24,007
	Green Cross Corp.	915	89,390
	Green Cross Holdings Corp.	6,082	67,637
	Green Cross Wellbeing Corp.	1,507	9,131
*	Green Pine Tree Co. Ltd.	1,155	419
*	GS Engineering & Construction Corp.	20,989	304,180
	GS Holdings Corp. (078930 KS)	4,851	173,662
	GS Retail Co. Ltd.	15,988	247,719
	Gwangju Shinsegae Co. Ltd.	735	15,648
	HAESUNG DS Co. Ltd.	3,254	86,579
	Han Kuk Carbon Co. Ltd.	7,732	69,422
	Hana Financial Group, Inc.	72,441	3,432,111
	Hana Materials, Inc.	1,780	65,655
	Hana Micron, Inc.	11,937	169,978
	Hana Pharm Co. Ltd.	1,053	9,572
*	Hana Technology Co. Ltd.	253	5,842
	Hana Tour Service, Inc.	2,011	74,550
*	Hanall Biopharma Co. Ltd.	2,608	67,611
	Hancom, Inc.	2,264	31,211
	Handok, Inc.	2,093	24,041
	Handsome Co. Ltd.	4,735	60,244
	Hanjin Transportation Co. Ltd.	2,334	32,896
	Hankook Shell Oil Co. Ltd.	185	46,088
	Hankook Tire & Technology Co. Ltd.	12,208	398,661
	Hanmi Pharm Co. Ltd.	1,717	362,847
	Hanmi Science Co. Ltd.	1,225	27,777
	Hanmi Semiconductor Co. Ltd.	3,630	349,662
	HanmiGlobal Co. Ltd.	2,006	26,018
	Hannong Chemicals, Inc.	1,310	12,712
	Hanon Systems	58,163	189,185
	Hansae Co. Ltd.	8,611	123,682
	Hansae Yes24 Holdings Co. Ltd.	908	2,993
	Hanshin Machinery Co.	4,076	12,254
	Hansol Chemical Co. Ltd.	2,911	347,857
	Hansol Holdings Co. Ltd.	10,383	20,109
*	Hansol IONES Co. Ltd.	3,098	25,471
	Hansol Paper Co. Ltd.	4,665	34,883

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hansol Technics Co. Ltd.	9,847	$36,517
	Hanwha Aerospace Co. Ltd.	10,240	2,148,613
*	Hanwha Engine	4,700	49,253
*	Hanwha Galleria Corp.	15,046	13,232
	Hanwha General Insurance Co. Ltd.	19,605	80,636
*	Hanwha Investment & Securities Co. Ltd.	28,229	77,629
	Hanwha Life Insurance Co. Ltd.	117,810	268,008
*	Hanwha Ocean Co. Ltd.	7,421	166,141
	Hanwha Solutions Corp.	29,382	533,938
	Hanwha Systems Co. Ltd.	8,504	117,111
*	Hanyang Digitech Co. Ltd.	1,023	13,874
	Hanyang Eng Co. Ltd.	4,035	54,431
	Hanyang Securities Co. Ltd.	2,979	33,097
	HB SOLUTION Co. Ltd.	6,888	27,061
	HB Technology Co. Ltd.	20,026	49,608
	HD Hyundai Co. Ltd.	12,659	775,761
	HD Hyundai Construction Equipment Co. Ltd.	4,937	214,327
	HD Hyundai Electric Co. Ltd.	5,228	1,183,052
*	HD Hyundai Heavy Industries Co. Ltd.	876	135,374
	HD Hyundai Infracore Co. Ltd.	52,436	305,465
*	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	4,797	727,684
	HDC Holdings Co. Ltd.	11,304	82,102
	HDC Hyundai Development Co-Engineering & Construction, Class E	13,317	223,394
	HDC Hyundai Engineering Plastics Co. Ltd.	2,052	6,545
	Hecto Financial Co. Ltd.	710	9,796
	Hecto Innovation Co. Ltd.	2,056	19,598
	Heerim Architects & Planners	5,446	26,160
#	HFR, Inc.	3,248	27,335
	High Tech Pharm Co. Ltd.	1,607	21,980
	Hite Jinro Co. Ltd.	10,080	152,955
	Hitejinro Holdings Co. Ltd.	2,275	15,112
*	HJ Shipbuilding & Construction Co. Ltd.	6,945	16,919
	HK inno N Corp.	2,746	79,338
	HL Holdings Corp.	1,851	44,976
	HL Mando Co. Ltd.	10,363	295,618
*	HLB Biostep Co. Ltd.	2,115	3,895
*	HLB Life Science Co. Ltd.	8,188	63,424
*	HLB Therapeutics Co. Ltd.	7,712	48,310
*	HLB, Inc.	10,998	653,228
	HMM Co. Ltd.	22,942	305,142
	Home Center Holdings Co. Ltd.	29,955	23,401
*	Homecast Co. Ltd.	6,694	14,908
	Hotel Shilla Co. Ltd.	10,393	379,355
	HS Hwasung Co. Ltd.	2,547	17,180
*	HS Hyosung Corp.	586	27,169
*	Hugel, Inc.	1,496	267,883
*	Humedix Co. Ltd.	1,698	42,936
	Huons Co. Ltd.	1,603	38,123
	Huons Global Co. Ltd.	1,464	26,606
	Huvitz Co. Ltd.	4,877	38,112
	Hwa Shin Co. Ltd.	5,583	43,957
	Hwangkum Steel & Technology Co. Ltd.	2,449	10,741
	HYBE Co. Ltd.	1,575	202,599
*	Hydro Lithium, Inc.	7,497	19,349
	Hy-Lok Corp.	2,158	44,007
	Hyosung Advanced Materials Corp., Class C	734	167,802
	Hyosung Corp.	2,633	88,192
	Hyosung Heavy Industries Corp.	1,771	401,998
	Hyosung TNC Corp.	1,089	240,162

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Hyulim ROBOT Co. Ltd.	5,837	$9,524
	Hyundai Autoever Corp.	2,005	241,306
	Hyundai Bioland Co. Ltd.	1,594	5,992
	Hyundai Corp.	2,484	38,648
	Hyundai Corp. Holdings, Inc.	1,866	15,060
	Hyundai Department Store Co. Ltd.	1,955	67,168
	Hyundai Elevator Co. Ltd.	6,595	205,803
	Hyundai Engineering & Construction Co. Ltd.	19,589	478,617
	HYUNDAI EVERDIGM Corp.	2,354	15,926
	Hyundai Ezwel Co. Ltd.	4,878	19,879
	Hyundai Futurenet Co. Ltd.	13,368	37,104
	Hyundai GF Holdings	19,114	60,836
	Hyundai Glovis Co. Ltd.	4,612	410,504
	Hyundai Green Food	5,187	47,578
	Hyundai Home Shopping Network Corp.	1,928	68,508
*	Hyundai Livart Furniture Co. Ltd.	3,789	27,534
	Hyundai Marine & Fire Insurance Co. Ltd.	25,855	680,374
*	Hyundai Mipo Dockyard Co. Ltd.	3,356	288,711
	Hyundai Mobis Co. Ltd.	7,066	1,143,210
	Hyundai Motor Co.	16,935	3,086,402
	Hyundai Motor Securities Co. Ltd.	5,127	33,370
	Hyundai Movex Co. Ltd.	6,879	14,446
	Hyundai Rotem Co. Ltd.	29,853	1,064,207
	Hyundai Steel Co.	8,499	171,971
	Hyundai Wia Corp.	4,160	159,923
	HyVision System, Inc.	4,257	64,571
	i3system, Inc.	1,346	32,436
*	iA, Inc.	22,351	3,571
*	ICD Co. Ltd.	4,838	23,683
*	Icure Pharm, Inc.	975	2,172
	IDIS Holdings Co. Ltd.	952	6,775
*	Il Dong Pharmaceutical Co. Ltd.	983	9,959
	Iljin Diamond Co. Ltd.	1,822	19,924
	Iljin Electric Co. Ltd.	5,169	86,532
	Iljin Holdings Co. Ltd.	6,856	19,778
*	Iljin Hysolus Co. Ltd.	724	11,364
	Iljin Power Co. Ltd.	2,335	18,813
	Ilshin Spinning Co. Ltd.	7,844	46,895
	Ilsung Pharmaceuticals Co. Ltd.	1,584	20,250
	Ilyang Pharmaceutical Co. Ltd.	2,498	25,351
	iMarketKorea, Inc.	5,701	35,840
	InBody Co. Ltd.	3,848	67,442
	Incross Co. Ltd.	2,185	12,086
	Industrial Bank of Korea	78,233	798,276
	Innocean Worldwide, Inc.	7,966	114,455
	InnoWireless Co. Ltd.	369	5,393
	Innox Advanced Materials Co. Ltd.	4,725	103,944
*	Inscobee, Inc.	5,576	4,036
*	Insung Information Co. Ltd.	10,578	17,643
	Intellian Technologies, Inc.	761	30,035
	Intelligent Digital Integrated Security Co. Ltd.	1,685	20,453
*	Interflex Co. Ltd.	2,044	18,871
††	Interojo Co. Ltd.	1,228	16,657
	INTOPS Co. Ltd.	1,765	28,351
	iNtRON Biotechnology, Inc.	3,888	18,063
	IS Dongseo Co. Ltd.	3,763	67,505
	ISC Co. Ltd.	2,345	85,288
	i-SENS, Inc.	3,346	45,495
*	ISU Abxis Co. Ltd.	2,469	12,340

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	ISU Chemical Co. Ltd.	3,108	$20,158
	IsuPetasys Co. Ltd.	10,649	355,996
*	ITCEN Co. Ltd.	3,543	11,364
*	ITEK, Inc.	4,474	24,217
*	ITM Semiconductor Co. Ltd.	554	7,912
*	Jahwa Electronics Co. Ltd.	1,279	19,287
	JASTECH Ltd.	1,874	8,084
	JB Financial Group Co. Ltd.	31,430	331,803
	Jeil Pharmaceutical Co. Ltd.	637	7,097
*	Jeju Semiconductor Corp.	3,960	45,816
*	Jin Air Co. Ltd.	2,007	15,363
	Jinsung T.E.C.	3,429	23,214
	JLS Co. Ltd.	1,866	8,988
*	JNK Global Co. Ltd.	5,027	13,915
*	JoyCity Corp.	7,651	11,691
	JS Corp.	1,238	13,832
	Jusung Engineering Co. Ltd.	7,506	157,840
	JVM Co. Ltd.	1,438	24,397
	JW Holdings Corp.	12,831	30,080
	JW Life Science Corp.	2,713	23,493
	JW Pharmaceutical Corp.	3,147	73,221
*	JW Shinyak Corp.	3,755	4,987
	JYP Entertainment Corp.	7,012	295,491
	K Car Co. Ltd.	1,385	12,927
	Kakao Corp.	13,894	399,273
*	Kakao Games Corp.	9,612	131,027
	KakaoBank Corp.	12,257	192,518
*	Kakaopay Corp.	2,776	51,473
	Kangnam Jevisco Co. Ltd.	731	14,598
	Kangwon Land, Inc.	11,157	117,636
	KAON Group Co. Ltd.	4,947	17,138
	KB Financial Group, Inc. (105560 KS)	55,087	3,561,158
	KC Co. Ltd.	2,179	32,609
	KC Tech Co. Ltd.	1,534	48,906
	KCC Corp.	1,009	243,613
	KCI Ltd.	1,125	5,776
	KCTC	5,926	24,799
	KEC Corp.	31,873	27,093
	KEPCO Engineering & Construction Co., Inc.	1,501	83,489
	KEPCO Plant Service & Engineering Co. Ltd.	9,618	276,021
	Keyang Electric Machinery Co. Ltd.	4,289	5,225
*	KEYEAST Co. Ltd.	2,966	10,943
	KG Chemical Corp.	16,370	54,340
	KG Dongbusteel	8,845	40,732
	KG Eco Solution Co. Ltd.	7,203	35,889
*††	KG Mobility Co.	13,460	58,947
	Kginicis Co. Ltd.	5,479	41,255
	KGMobilians Co. Ltd.	5,530	19,997
	KH Vatec Co. Ltd.	4,841	41,880
	Kia Corp.	39,120	3,210,055
*	KidariStudio, Inc.	6,220	17,392
	KINX, Inc.	659	35,997
	KISCO Corp.	4,439	27,447
	KISCO Holdings Co. Ltd.	1,214	17,484
	KISWIRE Ltd.	3,178	46,429
	KIWOOM Securities Co. Ltd.	5,117	497,361
*	KMW Co. Ltd.	1,668	15,060
*	KNW Co. Ltd.	1,699	7,553
	Koh Young Technology, Inc.	7,378	62,564

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Kolmar BNH Co. Ltd.	1,862	$22,937
	Kolmar Holdings Co. Ltd.	3,468	21,509
	Kolmar Korea Co. Ltd.	5,100	241,015
	Kolon Corp.	1,302	14,940
	Kolon Enp, Inc.	3,630	18,279
	Kolon Industries, Inc.	6,836	185,314
*	Kolon Life Science, Inc.	479	7,813
	Kolon Mobility Group Corp.	4,190	8,404
	KoMiCo Ltd.	1,679	92,414
	KONA I Co. Ltd.	2,442	26,754
	Korea Alcohol Industrial Co. Ltd.	5,044	37,297
	Korea Asset In Trust Co. Ltd.	20,730	45,817
	Korea Cast Iron Pipe Industries Co. Ltd.	2,924	14,134
*	Korea Circuit Co. Ltd.	4,698	43,946
	Korea Electric Terminal Co. Ltd.	1,432	64,022
	Korea Electronic Power Industrial Development Co. Ltd.	4,695	54,173
*	Korea Gas Corp.	7,365	239,247
*	Korea Information & Communications Co. Ltd.	5,535	34,301
	Korea Information Certificate Authority, Inc.	2,886	8,795
	Korea Investment Holdings Co. Ltd.	14,347	770,812
	Korea Movenex Co. Ltd.	5,239	15,913
	Korea Parts & Fasteners Co. Ltd.	4,097	16,576
	Korea Petrochemical Ind Co. Ltd.	456	37,981
	Korea Petroleum Industries Co.	1,794	26,234
	Korea Ratings Corp.	163	10,270
	Korea Real Estate Investment & Trust Co. Ltd.	47,912	36,141
	Korea United Pharm, Inc.	1,508	25,347
	Korea Zinc Co. Ltd.	909	322,283
	Korean Reinsurance Co.	47,117	284,181
*	KOSES Co. Ltd.	2,319	18,790
	KPX Chemical Co. Ltd.	815	28,351
*	Krafton, Inc.	6,258	1,349,340
*	Kt alpha Co. Ltd.	5,035	16,976
	KT Skylife Co. Ltd.	6,097	22,307
	KTCS Corp.	13,494	30,658
	Kukdong Oil & Chemicals Co. Ltd.	4,500	12,898
*	Kukje Pharma Co. Ltd.	5,534	25,002
*	Kum Yang Co. Ltd.	2,603	129,140
*	Kumho HT, Inc.	38,994	17,276
	Kumho Petrochemical Co. Ltd.	3,896	395,179
*	Kumho Tire Co., Inc.	19,186	71,710
*	KUMHOE&C Co. Ltd.	4,204	11,454
	Kumkang Kind Co. Ltd.	7,189	26,913
	Kwang Dong Pharmaceutical Co. Ltd.	13,256	64,473
	Kwang Myung Electric Co. Ltd.	8,027	11,993
	Kyeryong Construction Industrial Co. Ltd.	1,770	19,642
	Kyobo Securities Co. Ltd.	6,735	25,089
	Kyongbo Pharmaceutical Co. Ltd.	1,775	9,592
	Kyung Dong Navien Co. Ltd.	1,921	80,250
	Kyungbang Co. Ltd.	3,048	15,711
	Kyungchang Industrial Co. Ltd.	3,490	6,117
	Kyungdong Pharm Co. Ltd.	5,683	28,779
	Kyung-In Synthetic Corp.	12,630	31,187
	L&C Bio Co. Ltd.	1,830	27,197
*	L&F Co. Ltd.	2,397	200,480
*	LabGenomics Co. Ltd.	21,308	41,613
*	Lake Materials Co. Ltd.	14,801	172,708
*	LB Semicon, Inc.	9,863	39,655
	Lee Ku Industrial Co. Ltd.	6,450	21,674

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	LEENO Industrial, Inc.	2,877	$423,523
	LF Corp.	5,047	53,280
	LG Chem Ltd.	5,372	1,208,078
	LG Corp.	4,420	281,873
	LG Electronics, Inc.	33,146	2,524,090
	LG H&H Co. Ltd.	3,616	930,227
	LG HelloVision Co. Ltd.	4,935	10,186
	LG Innotek Co. Ltd.	5,080	954,100
	LG Uplus Corp.	34,447	251,948
	Lion Chemtech Co. Ltd.	3,122	5,371
	LOT Vacuum Co. Ltd.	3,505	32,609
	Lotte Chemical Corp.	3,650	270,490
	Lotte Chilsung Beverage Co. Ltd.	845	87,686
	Lotte Corp.	6,719	121,220
	LOTTE Fine Chemical Co. Ltd.	5,030	170,825
	LOTTE Himart Co. Ltd.	1,317	8,690
*	Lotte Innovate Co. Ltd.	1,008	19,047
*	Lotte Non-Life Insurance Co. Ltd.	23,154	47,656
	Lotte Rental Co. Ltd.	3,468	76,097
	Lotte Shopping Co. Ltd.	2,237	101,062
	Lotte Wellfood Co. Ltd.	488	63,948
	LS Corp.	7,915	671,308
	LS Eco Energy Ltd.	2,895	58,714
	LS Electric Co. Ltd.	5,301	713,591
	LS Marine Solution Co. Ltd.	4,505	66,277
*	LVMC Holdings	36,724	63,669
	LX Hausys Ltd.	1,948	66,493
	LX Semicon Co. Ltd.	2,691	147,510
	M.I.Tech Co. Ltd.	1,379	6,726
*	M2N Co. Ltd.	9,547	17,445
	Macquarie Korea Infrastructure Fund	93,789	839,091
	Macrogen, Inc.	1,168	18,172
	Maeil Dairies Co. Ltd.	1,150	35,538
	MAKUS, Inc.	1,880	13,353
	Mcnex Co. Ltd.	2,935	44,838
*	MDS Tech, Inc.	21,260	19,397
*	ME2ON Co. Ltd.	9,199	16,179
	Mediana Co. Ltd.	2,343	10,019
*	Medipost Co. Ltd.	4,681	22,332
	Medytox, Inc.	767	96,801
	Meerecompany, Inc.	1,096	16,540
	MegaStudy Co. Ltd.	2,286	18,607
	MegaStudyEdu Co. Ltd.	1,693	64,416
	Meritz Financial Group, Inc.	28,050	1,728,885
	META BIOMED Co. Ltd.	4,839	15,987
	Mgame Corp.	4,951	20,515
	Mi Chang Oil Industrial Co. Ltd.	177	10,976
*	MiCo Ltd.	8,660	78,661
*	Mirae Asset Life Insurance Co. Ltd.	24,853	92,945
	Mirae Asset Securities Co. Ltd.	63,331	359,604
*	Mirae Asset Venture Investment Co. Ltd.	8,034	31,187
	Miwon Chemicals Co. Ltd.	147	8,558
	Miwon Commercial Co. Ltd.	534	78,853
	Miwon Holdings Co. Ltd.	286	17,256
	Miwon Specialty Chemical Co. Ltd.	566	57,838
	MK Electron Co. Ltd.	3,608	24,637
*	MNTech Co. Ltd.	3,176	28,166
	Modetour Network, Inc.	2,119	19,986
*	MONAYONGPYONG	9,275	23,864

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Motonic Corp.	2,192	$13,744
	Motrex Co. Ltd.	3,095	25,701
	MS Autotech Co. Ltd.	8,274	23,723
	Muhak Co. Ltd.	3,862	17,251
	Multicampus Co. Ltd.	679	15,709
	Myoung Shin Industrial Co. Ltd.	5,239	50,227
	Namhae Chemical Corp.	3,870	19,874
*	Namsun Aluminum Co. Ltd.	27,512	31,362
*	Namuga Co. Ltd.	2,446	22,683
	Namyang Dairy Products Co. Ltd.	94	35,793
	Nasmedia Co. Ltd.	1,024	12,973
	Nature Holdings Co. Ltd.	1,987	17,774
	NAVER Corp.	5,364	684,138
	NCSoft Corp.	2,379	305,268
	NeoPharm Co. Ltd.	1,577	29,475
	Neowiz	3,515	53,216
*	Neowiz Holdings Corp.	920	11,728
*	Nepes Ark Corp.	2,642	36,307
*	NEPES Corp.	4,586	42,320
*	Neptune Co.	3,349	13,818
*Ω	Netmarble Corp.	7,024	326,521
	New Power Plasma Co. Ltd.	5,541	21,906
	Nexen Corp.	4,007	13,603
*	Nexon Games Co. Ltd.	5,900	102,475
	NEXTIN, Inc.	1,876	77,025
	NH Investment & Securities Co. Ltd.	56,591	574,855
	NHN Corp.	5,819	81,624
	NHN KCP Corp.	8,103	48,829
	Nice Information & Telecommunication, Inc.	2,046	30,113
	NICE Information Service Co. Ltd.	15,565	117,226
	NICE Total Cash Management Co. Ltd.	5,667	20,733
	Nong Shim Holdings Co. Ltd.	454	23,358
	Nong Woo Bio Co. Ltd.	3,393	19,200
	NongShim Co. Ltd.	877	308,571
	NOROO Paint & Coatings Co. Ltd.	2,751	19,262
	NOVAREX Co. Ltd.	2,936	19,914
	Novatech Co. Ltd.	1,648	17,913
	NPC	6,680	20,474
	OCI Co. Ltd.	955	58,107
	OCI Holdings Co. Ltd.	4,183	224,969
*	Okins Electronics Co. Ltd.	3,854	19,174
*	Omnisystem Co. Ltd.	2,041	1,376
	ONEJOON Co. Ltd.	1,388	11,060
	OptoElectronics Solutions Co. Ltd.	742	6,141
*	OPTRON-TEC, Inc.	7,058	14,967
*	Orbitech Co. Ltd.	3,497	6,810
	Orion Corp.	8,829	565,776
	Orion Holdings Corp.	7,752	84,500
*	OSTEONIC Co. Ltd.	5,251	19,415
*††	Osung Advanced Materials Co. Ltd.	18,332	32,654
	Ottogi Corp.	500	158,869
	Paik Kwang Industrial Co. Ltd.	4,745	31,501
	Pan Ocean Co. Ltd.	49,160	138,917
	Paradise Co. Ltd.	2,348	20,226
	Park Systems Corp.	1,126	136,391
	Partron Co. Ltd.	11,262	62,176
	Paseco Co. Ltd.	1,912	12,756
*	Pearl Abyss Corp.	4,270	132,551
*	People & Technology, Inc.	4,736	188,949

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	PHA Co. Ltd.	2,660	$22,975
	PharmaResearch Co. Ltd.	1,452	142,281
*	PharmGen Science, Inc.	4,774	18,482
*	Pharmicell Co. Ltd.	3,920	14,974
*	Philenergy Co. Ltd.	104	1,227
	Philoptics Co. Ltd.	1,534	20,067
*	PI Advanced Materials Co. Ltd.	4,049	82,573
*	PonyLink Co. Ltd.	20,885	42,121
	Posco DX Co. Ltd.	11,911	252,523
	Posco M-Tech Co. Ltd.	4,685	63,026
*	Power Logics Co. Ltd.	5,517	25,023
	Protec Co. Ltd.	1,501	30,370
	PSK, Inc.	6,562	151,042
	Pulmuone Co. Ltd.	3,204	32,578
*	Rainbow Robotics	593	60,683
*	Ray Co. Ltd.	1,975	15,911
	Rayence Co. Ltd.	1,568	9,056
*	Refine Co. Ltd.	1,479	12,411
	Reyon Pharmaceutical Co. Ltd.	587	5,987
	RFHIC Corp.	1,978	19,403
*	RFTech Co. Ltd.	9,790	25,074
*	Robostar Co. Ltd.	1,279	23,422
	Rorze Systems Corp.	1,438	14,219
	Rsupport Co. Ltd.	3,117	7,403
	S&S Tech Corp.	1,955	42,882
	S-1 Corp.	8,607	354,906
	Sajodongaone Co. Ltd.	23,286	17,698
*	Sam Chun Dang Pharm Co. Ltd.	801	107,098
	Sam Yung Trading Co. Ltd.	3,832	36,050
	Sambo Motors Co. Ltd.	3,324	11,431
*	Sambu Engineering & Construction Co. Ltd.	32,771	35,778
	Samchully Co. Ltd.	452	29,760
	SAMHWA Paints Industrial Co. Ltd.	4,611	26,629
	Samick THK Co. Ltd.	1,425	11,277
*	Samil Pharmaceutical Co. Ltd.	2,871	20,041
	Samji Electronics Co. Ltd.	3,059	19,370
	Samjin Pharmaceutical Co. Ltd.	1,297	18,164
*	Samkee Corp.	10,510	12,705
	Sammok S-Form Co. Ltd.	1,045	15,947
*Ω	Samsung Biologics Co. Ltd.	1,334	915,244
	Samsung C&T Corp.	12,252	1,395,526
	Samsung Card Co. Ltd. (029780 KS)	10,148	311,532
*	Samsung E&A Co. Ltd.	76,812	1,604,433
	Samsung Electro-Mechanics Co. Ltd.	8,195	958,015
	Samsung Electronics Co. Ltd. (005930 KS)	282,243	17,403,730
	Samsung Electronics Co. Ltd. (SMSN LI), GDR	573	881,305
	Samsung Electronics Co. Ltd. (SSNHZ US), GDR	4,405	6,779,295
	Samsung Fire & Marine Insurance Co. Ltd.	13,622	3,704,219
*	Samsung Heavy Industries Co. Ltd.	56,148	481,369
	Samsung Life Insurance Co. Ltd.	9,807	692,134
*	Samsung Pharmaceutical Co. Ltd.	8,786	10,437
	Samsung Publishing Co. Ltd.	769	9,440
	Samsung SDI Co. Ltd.	5,171	1,215,853
	Samsung SDS Co. Ltd.	5,763	623,619
	Samsung Securities Co. Ltd.	28,770	941,268
	SAMT Co. Ltd.	10,436	26,885
	Samwha Capacitor Co. Ltd.	2,032	64,885
	Samwha Electric Co. Ltd.	664	24,191
	Samyang Foods Co. Ltd.	998	448,262

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Samyang Holdings Corp.	702	$35,750
	Samyang Packaging Corp.	1,826	25,216
	Samyang Tongsang Co. Ltd.	207	7,055
	Samyoung Co. Ltd.	3,277	9,068
*	Sangbo Corp.	8,316	9,088
	Sangsin Energy Display Precision Co. Ltd.	2,574	23,862
	Saramin Co. Ltd.	2,216	28,989
	Satrec Initiative Co. Ltd.	231	7,182
*	SBI Investment Korea Co. Ltd.	18,153	10,573
*	S-Connect Co. Ltd.	13,733	11,972
*	SD Biosensor, Inc.	8,048	56,522
	SeAH Besteel Holdings Corp.	2,560	35,384
	SeAH Steel Corp.	387	35,723
	SeAH Steel Holdings Corp.	552	72,161
	Sebang Co. Ltd.	2,671	27,455
	Sebang Global Battery Co. Ltd.	743	50,097
	Seegene, Inc.	8,464	133,012
	Segyung Hitech Co. Ltd.	7,275	40,156
	Sejin Heavy Industries Co. Ltd.	3,584	23,673
	Sekonix Co. Ltd.	2,406	10,534
	Sempio Co.	203	7,377
	Seobu T&D	4,251	20,679
	Seohan Co. Ltd.	28,267	17,375
	Seohee Construction Co. Ltd.	48,194	46,917
*	Seoul Auction Co. Ltd.	1,312	7,523
	Seoul City Gas Co. Ltd.	273	11,056
	Seoul Semiconductor Co. Ltd.	6,525	43,568
	SEOWONINTECH Co. Ltd.	3,755	15,369
	Seoyon Co. Ltd.	2,977	18,069
	Seoyon E-Hwa Co. Ltd.	3,804	45,433
	Sewoon Medical Co. Ltd.	3,371	6,886
	SFA Engineering Corp.	4,986	92,275
*	SFA Semicon Co. Ltd.	15,076	52,489
	SGC Energy Co. Ltd.	1,224	24,149
	Shin Heung Energy & Electronics Co. Ltd.	3,770	20,526
*	Shin Poong Pharmaceutical Co. Ltd.	2,471	21,382
	Shindaeyang Paper Co. Ltd.	4,560	18,134
	Shinhan Financial Group Co. Ltd. (055550 KS)	59,943	2,636,343
	Shinil Electronics Co. Ltd.	13,867	16,467
	Shinsegae International, Inc.	3,950	40,855
	Shinsegae, Inc.	1,903	211,018
	Shinsung Delta Tech Co. Ltd.	4,388	169,466
*	Shinsung E&G Co. Ltd.	13,700	18,520
	Shinyoung Securities Co. Ltd.	961	50,914
*	Showbox Corp.	8,954	24,067
	Simmtech Co. Ltd.	5,376	119,678
	SIMPAC, Inc.	4,358	11,952
	Sindoh Co. Ltd.	1,876	51,074
	Sinil Pharm Co. Ltd.	2,016	11,431
	SJG Sejong	4,190	15,662
*	SK Biopharmaceuticals Co. Ltd.	3,861	242,524
*	SK Bioscience Co. Ltd.	2,682	108,857
	SK Chemicals Co. Ltd.	2,286	83,040
	SK D&D Co. Ltd.	2,166	14,854
	SK Discovery Co. Ltd.	4,909	136,367
*	SK Eternix Co. Ltd.	3,243	41,523
	SK Gas Ltd.	1,119	145,683
*Ω	SK IE Technology Co. Ltd.	2,219	60,829
*	SK oceanplant Co. Ltd.	2,702	25,073

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	SK Securities Co. Ltd.	104,448	$42,609
	SK Telecom Co. Ltd. (017670 KS)	7,958	314,890
*	SKC Co. Ltd.	2,773	276,484
	SL Corp.	3,598	97,479
	SM Entertainment Co. Ltd.	4,243	218,707
*	SMEC Co. Ltd.	6,427	15,222
	SNT Dynamics Co. Ltd.	2,696	40,600
	SNT Holdings Co. Ltd.	1,335	22,710
	S-Oil Corp.	14,513	715,952
	Solid, Inc.	17,755	68,454
*	SOLUM Co. Ltd.	11,277	148,738
	Solus Advanced Materials Co. Ltd.	3,812	42,268
	Songwon Industrial Co. Ltd.	5,440	46,994
	Soop Co. Ltd.	2,451	185,123
	Soosan Heavy Industries Co. Ltd.	6,285	9,794
	Soulbrain Co. Ltd.	1,646	317,989
	Soulbrain Holdings Co. Ltd.	2,168	87,117
	SPC Samlip Co. Ltd.	1,041	41,370
	SPG Co. Ltd.	2,484	42,788
	Spigen Korea Co. Ltd.	1,087	22,242
	ST Pharm Co. Ltd.	316	20,607
	Straffic Co. Ltd.	4,180	11,238
*	Studio Dragon Corp.	4,005	110,544
*	STX Heavy Industries Co. Ltd.	3,940	66,217
*	Sugentech, Inc.	2,106	9,865
	Suheung Co. Ltd.	1,302	18,262
	Sung Kwang Bend Co. Ltd.	5,622	58,683
*	Sungchang Enterprise Holdings Ltd.	19,478	23,740
*	Sungeel Hitech Co. Ltd.	231	10,261
	Sungwoo Hitech Co. Ltd.	13,423	74,079
	Sunny Electronics Corp.	5,903	6,943
*	Suprema, Inc.	1,181	22,338
	SV Investment Corp.	10,569	14,772
*	SY Co. Ltd.	6,825	24,569
*	Synergy Innovation Co. Ltd.	5,017	9,621
*	Synopex, Inc.	15,074	125,991
	Systems Technology, Inc.	2,490	52,179
	T&L Co. Ltd.	1,035	45,838
	Taekwang Industrial Co. Ltd.	83	36,634
	Taekyung BK Co. Ltd.	5,136	18,518
*††	Taewoong Co. Ltd.	2,925	34,884
*	Taihan Electric Wire Co. Ltd.	9,628	96,907
	TCC Steel	1,682	45,355
	TechWing, Inc.	8,159	326,859
*	Telcon RF Pharmaceutical, Inc.	13,831	7,134
	Telechips, Inc.	1,642	20,934
	TEMC CNS Co. Ltd.	1,631	10,125
	TES Co. Ltd.	1,569	23,900
*	Theragen Etex Co. Ltd.	12,996	37,212
	TK Corp.	4,663	55,397
	TKG Huchems Co. Ltd.	8,276	115,018
	TLB Co. Ltd.	759	10,755
	Tokai Carbon Korea Co. Ltd.	1,319	109,958
	Tongyang Life Insurance Co. Ltd.	12,025	69,689
	Tongyang, Inc.	46,058	28,322
	Toptec Co. Ltd.	5,346	27,297
	Tovis Co. Ltd.	4,782	68,229
	TS Corp.	7,330	16,431
*	TS Nexgen Co. Ltd.	5,347	2,071

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	TSE Co. Ltd.	588	$21,989
*	Tuksu Construction Co. Ltd.	2,777	15,085
	TYM Corp.	11,325	28,762
	UBCare Co. Ltd.	3,061	9,827
	Ubiquoss Holdings, Inc.	1,137	8,630
	Ubiquoss, Inc.	1,210	12,964
	Ubivelox, Inc.	1,708	10,058
	Uju Electronics Co. Ltd.	1,295	13,498
*	Uni-Chem Co. Ltd.	21,092	23,911
	Unid Co. Ltd.	1,058	66,424
	Union Semiconductor Equipment & Materials Co. Ltd.	8,784	56,339
	Uniquest Corp.	3,582	14,066
*	Unison Co. Ltd.	11,710	6,408
	UniTest, Inc.	3,147	27,865
	Unitrontech Co. Ltd.	2,869	12,234
	Value Added Technology Co. Ltd.	2,937	55,066
*	Viatron Technologies, Inc.	4,010	21,951
*	VICTEK Co. Ltd.	3,541	12,633
*††	Vidente Co. Ltd.	12,986	5,876
	Vieworks Co. Ltd.	1,077	20,673
*	Vina Tech Co. Ltd.	498	15,263
	Vitzro Tech Co. Ltd.	2,270	13,491
	Vitzrocell Co. Ltd.	2,983	43,607
*	VM, Inc.	3,810	32,933
*	VT Co. Ltd.	6,488	164,572
	Webcash Corp.	3,333	19,261
	Webzen, Inc.	5,138	64,547
	Whanin Pharmaceutical Co. Ltd.	2,615	27,345
	Wins Co. Ltd.	2,128	21,023
	WiSoL Co. Ltd.	4,967	26,075
*	Wonik Holdings Co. Ltd.	10,865	25,413
*	WONIK IPS Co. Ltd.	3,743	103,835
	Wonik Materials Co. Ltd.	1,797	41,696
*	WONIK PNE Co. Ltd.	5,892	15,721
	Wonik QnC Corp.	4,248	96,072
	Woojin, Inc.	2,166	13,734
*	Woongjin Co. Ltd.	11,317	9,080
*	Woongjin Thinkbig Co. Ltd.	12,192	16,437
*	Wooree Bio Co. Ltd.	4,851	18,182
	Woori Financial Group, Inc. (316140 KS)	178,328	2,052,596
	Woori Financial Group, Inc. (WF US), Sponsored ADR	773	27,241
*	Woori Technology Investment Co. Ltd.	10,762	66,604
*	Woori Technology, Inc.	22,299	38,636
	Woory Industrial Co. Ltd.	1,680	16,481
	Wooshin Systems Co. Ltd.	3,662	18,429
*	Woosu AMS Co. Ltd.	4,819	10,797
	Worldex Industry & Trading Co. Ltd.	3,898	67,124
*	Wysiwyg Studios Co. Ltd.	6,944	7,889
	Y G-1 Co. Ltd.	3,071	12,749
*	Y2 Solution Co. Ltd.	5,578	11,865
*	YC Corp.	4,787	65,675
	Yesco Holdings Co. Ltd.	725	22,637
	YG Entertainment, Inc.	2,791	78,247
*	YG PLUS	16,489	38,206
*	YMT Co. Ltd.	1,245	8,133
	Youlchon Chemical Co. Ltd.	1,214	21,757
	Young Poong Corp.	119	27,351
	Young Poong Precision Corp.	1,490	11,196
	Youngone Corp.	8,797	250,030

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Youngone Holdings Co. Ltd.	1,616	$95,677
	Yuanta Securities Korea Co. Ltd.	27,085	59,266
	Yuhan Corp.	7,903	544,550
	YuHwa Securities Co. Ltd.	6,972	11,235
*	Yulho Co. Ltd.	6,937	10,047
*	Yungjin Pharmaceutical Co. Ltd.	3,689	6,832
	Zeus Co. Ltd.	3,741	40,235
	Zinus, Inc.	2,715	29,584
TOTAL SOUTH KOREA			141,389,270
TAIWAN — (19.7%)
	104 Corp.	2,000	13,952
	91APP, Inc.	4,000	11,098
	Aaeon Technology, Inc.	4,000	20,328
	ABC Taiwan Electronics Corp.	19,210	12,676
	Abico Avy Co. Ltd.	36,021	35,072
#	Ability Enterprise Co. Ltd.	47,000	71,256
	Ability Opto-Electronics Technology Co. Ltd.	10,200	74,075
	Abnova Corp.	17,000	16,424
#	AcBel Polytech, Inc.	164,382	180,711
	Accton Technology Corp.	106,000	1,661,579
#	Acer, Inc.	1,074,000	1,449,649
	ACES Electronic Co. Ltd.	25,764	39,063
*	Acon Holding, Inc.	48,041	16,665
#	Acter Group Corp. Ltd.	35,518	261,898
	Action Electronics Co. Ltd.	52,000	38,553
	ADATA Technology Co. Ltd.	66,027	189,478
	Addcn Technology Co. Ltd.	10,715	64,096
	Advanced Energy Solution Holding Co. Ltd.	5,000	80,135
	Advanced International Multitech Co. Ltd.	22,000	54,942
*	Advanced Optoelectronic Technology, Inc.	36,000	27,794
	Advanced Power Electronics Corp.	13,000	31,513
	Advancetek Enterprise Co. Ltd.	98,000	201,518
	Advantech Co. Ltd.	63,406	674,422
	AEON Motor Co. Ltd.	9,000	9,812
	Aerospace Industrial Development Corp.	102,000	160,171
	AGV Products Corp.	138,000	52,839
	Airtac International Group	17,532	449,409
	Alchip Technologies Ltd.	8,000	651,593
#	Alexander Marine Co. Ltd.	4,217	43,445
*	ALI Corp.	49,000	31,154
	Allied Supreme Corp.	15,000	184,358
#	Allis Electric Co. Ltd.	54,036	228,938
	Alltek Technology Corp.	56,475	62,877
	Alltop Technology Co. Ltd.	12,001	82,294
	Alpha Networks, Inc.	59,772	61,339
	Altek Corp.	72,000	82,580
	Amazing Microelectronic Corp.	18,295	51,639
	Ambassador Hotel	13,000	28,368
*	AMICCOM Electronics Corp.	18,000	16,719
	AMPACS Corp.	9,000	16,647
	Ampire Co. Ltd.	16,000	19,515
	AMPOC Far-East Co. Ltd.	22,000	56,275
	AmTRAN Technology Co. Ltd.	185,489	121,502
*	Amulaire Thermal Technology, Inc.	16,883	17,852
#	Anji Technology Co. Ltd.	14,278	16,477
	Anpec Electronics Corp.	17,000	93,653
	AP Memory Technology Corp.	9,000	88,537
#	Apac Opto Electronics, Inc.	20,000	54,182

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Apacer Technology, Inc.	16,000	$26,460
	APCB, Inc.	35,000	19,771
	Apex Science & Engineering	30,600	13,181
	Arcadyan Technology Corp.	31,805	143,189
	Argosy Research, Inc.	14,013	63,135
	ASE Technology Holding Co. Ltd.	380,000	1,773,501
	Asia Optical Co., Inc.	68,000	187,599
	Asia Polymer Corp.	90,295	52,795
	Asia Tech Image, Inc.	21,000	47,751
	Asia Vital Components Co. Ltd.	65,158	1,297,436
	ASIX Electronics Corp.	7,000	23,744
	ASMedia Technology, Inc.	3,000	154,961
	ASolid Technology Co. Ltd.	5,000	10,118
	ASPEED Technology, Inc.	11,600	1,461,596
	ASROCK, Inc.	13,000	80,018
	Asustek Computer, Inc.	142,000	1,991,361
	Aten International Co. Ltd.	20,000	48,195
	Audix Corp.	21,000	46,541
#	AURAS Technology Co. Ltd.	14,000	290,920
	Aurora Corp.	17,000	36,071
#	Aurotek Corp.	21,000	37,546
	Avalue Technology, Inc.	11,000	33,174
	Avermedia Technologies	30,400	40,478
	Axiomtek Co. Ltd.	21,986	62,777
*	Azurewave Technologies, Inc.	20,000	26,688
	Bafang Yunji International Co. Ltd.	5,000	24,220
*	Bank of Kaohsiung Co. Ltd.	176,135	68,106
	Baolong International Co. Ltd.	14,000	6,676
	Basso Industry Corp.	8,000	10,192
	BenQ Materials Corp.	52,000	50,540
	BES Engineering Corp.	385,000	184,420
	Bin Chuan Enterprise Co. Ltd.	29,000	25,288
	Bionime Corp.	5,000	10,065
	Bioteque Corp.	10,000	39,014
	Bizlink Holding, Inc.	29,077	339,439
	Bora Pharmaceuticals Co. Ltd.	11,896	298,031
#	Brave C&H Supply Co. Ltd.	6,000	26,996
	Bright Led Electronics Corp.	27,000	16,691
	Brighton-Best International Taiwan, Inc.	90,000	96,751
	Brogent Technologies, Inc.	3,000	15,948
	Browave Corp.	9,000	44,800
	C Sun Manufacturing Ltd.	26,267	153,809
	Cameo Communications, Inc.	32,537	10,509
	Capital Futures Corp.	17,312	28,854
	Capital Securities Corp.	359,000	257,495
	Career Technology MFG. Co. Ltd.	17,000	11,884
	Carnival Industrial Corp.	21,000	7,209
	Castles Technology Co. Ltd.	19,458	73,613
	Caswell, Inc.	8,000	31,716
	Catcher Technology Co. Ltd.	151,000	983,580
	Cathay Chemical Works	14,000	24,768
	Cathay Financial Holding Co. Ltd.	1,014,188	1,941,989
	Cathay Real Estate Development Co. Ltd.	234,000	222,152
	Cayman Engley Industrial Co. Ltd.	8,000	11,888
	CCP Contact Probes Co. Ltd.	22,000	30,455
*	Celxpert Energy Corp.	33,316	26,872
	Center Laboratories, Inc.	96,986	148,056
	Central Reinsurance Co. Ltd.	105,642	85,640
	Century Iron & Steel Industrial Co. Ltd.	52,000	351,019

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Chailease Holding Co. Ltd.	185,099	$863,515
*	ChainQui Construction Development Co. Ltd.	34,700	27,722
	Champion Microelectronic Corp.	4,100	6,687
	Chang Hwa Commercial Bank Ltd.	484,343	277,012
	Chang Wah Electromaterials, Inc.	86,000	121,036
	Chang Wah Technology Co. Ltd.	63,000	74,892
#	Channel Well Technology Co. Ltd.	43,000	86,934
	Chant Sincere Co. Ltd.	5,000	10,572
#	CHC Healthcare Group	36,000	51,509
	Chen Full International Co. Ltd.	29,000	36,723
	Chenbro Micom Co. Ltd.	15,000	128,963
#	Cheng Loong Corp.	189,000	151,540
*	Cheng Mei Materials Technology Corp.	141,065	67,514
	Cheng Uei Precision Industry Co. Ltd.	93,000	201,183
	Chia Chang Co. Ltd.	34,000	44,915
	Chia Hsin Cement Corp.	92,320	50,647
	Chicony Electronics Co. Ltd.	179,185	853,897
	Chicony Power Technology Co. Ltd.	37,055	151,226
	Chieftek Precision Co. Ltd.	9,680	27,742
	Chien Kuo Construction Co. Ltd.	24,000	17,889
	Chien Shing Harbour Service Co. Ltd.	8,000	12,486
	China Bills Finance Corp.	222,000	101,070
	China Chemical & Pharmaceutical Co. Ltd.	76,000	50,581
	China Development Financial Holding Corp.	2,432,019	1,200,300
	China Electric Manufacturing Corp.	63,900	37,481
#	China General Plastics Corp.	110,971	60,091
	China Glaze Co. Ltd.	40,000	29,239
*	China Man-Made Fiber Corp.	347,588	90,324
	China Metal Products	53,000	70,420
	China Motor Corp.	64,200	192,747
*	China Petrochemical Development Corp.	168,000	53,842
	China Steel Chemical Corp.	33,000	101,150
	China Wire & Cable Co. Ltd.	21,000	26,430
	Ching Feng Home Fashions Co. Ltd.	35,875	31,335
*	Chip Hope Co. Ltd.	5,000	13,545
	Chipbond Technology Corp.	174,000	338,462
	Chlitina Holding Ltd.	17,513	78,964
	Chong Hong Construction Co. Ltd.	47,000	196,051
	Chroma ATE, Inc.	63,000	586,589
	Chun YU Works & Co. Ltd.	17,850	13,513
	Chun Yuan Steel Industry Co. Ltd.	81,000	45,879
	Chung Hung Steel Corp.	181,000	118,108
	Chung Hwa Food Industrial Co. Ltd.	8,500	23,389
*	Chung Hwa Pulp Corp.	63,000	39,418
	Chung Lien Co. Ltd.	9,000	11,519
	Chung-Hsin Electric & Machinery Manufacturing Corp.	182,000	1,055,333
	Chunghwa Precision Test Tech Co. Ltd.	4,000	52,797
	Chunghwa Telecom Co. Ltd. (CHT US), Sponsored ADR	3,114	115,685
	Chyang Sheng Dyeing & Finishing Co. Ltd.	15,000	11,694
	Cleanaway Co. Ltd. (8422 TT)	14,000	76,750
#	Clevo Co.	138,000	257,060
	Collins Co. Ltd.	24,000	14,993
	Compal Electronics, Inc.	1,261,000	1,221,804
#	Compucase Enterprise	19,000	35,285
	Continental Holdings Corp.	111,000	120,441
#	Contrel Technology Co. Ltd.	38,000	71,609
	Coremax Corp.	15,265	30,102
	Coretronic Corp.	99,000	227,163
#	Co-Tech Development Corp.	43,000	85,309

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Cowealth Medical Holding Co. Ltd.	9,450	$6,506
	Coxon Precise Industrial Co. Ltd.	18,000	10,556
	Creative Sensor, Inc.	17,000	14,431
*	CSBC Corp. Taiwan	22,000	11,254
	CTBC Financial Holding Co. Ltd.	2,261,000	2,454,129
	CTCI Advanced Systems, Inc.	2,000	10,746
	CTCI Corp.	112,000	183,342
	CTI Traffic Industries Co. Ltd.	1,000	5,143
	CviLux Corp.	25,000	52,429
	Cyberlink Corp.	7,000	21,402
	CyberPower Systems, Inc.	16,800	130,938
*	CyberTAN Technology, Inc.	111,000	102,243
	Cystech Electronics Corp.	3,150	6,761
	DA CIN Construction Co. Ltd.	65,600	118,382
	Dafeng TV Ltd.	10,000	16,252
	Da-Li Development Co. Ltd.	58,873	120,841
	Darfon Electronics Corp.	51,000	86,463
#	Darwin Precisions Corp.	87,000	37,854
#	Daxin Materials Corp.	23,000	99,155
	De Licacy Industrial Co. Ltd.	76,338	30,733
	Delta Electronics, Inc.	106,000	1,361,445
	Depo Auto Parts Ind Co. Ltd.	13,000	106,215
	DFI, Inc.	5,000	10,482
	Dimerco Data System Corp.	9,450	33,954
	Dimerco Express Corp.	60,104	161,969
	D-Link Corp.	181,920	102,100
	Donpon Precision, Inc.	27,000	24,932
	Dr Wu Skincare Co. Ltd.	6,000	28,477
	Draytek Corp.	13,000	18,526
*	Dyaco International, Inc.	30,427	28,618
	Dynamic Medical Technologies, Inc.	4,000	12,586
	Dynapack International Technology Corp.	37,000	124,746
#	E Ink Holdings, Inc.	60,000	495,068
	E.Sun Financial Holding Co. Ltd.	972,777	788,129
*	Eastern Media International Corp.	39,465	26,284
	Eclat Textile Co. Ltd.	23,000	373,552
	Edimax Technology Co. Ltd.	46,000	58,092
	Edison Opto Corp.	12,619	10,135
#	Edom Technology Co. Ltd.	44,000	58,057
	eGalax_eMPIA Technology, Inc.	19,032	28,698
	Elan Microelectronics Corp.	56,100	237,409
	E-Lead Electronic Co. Ltd.	13,328	23,477
	E-LIFE MALL Corp.	20,000	51,082
*	Elite Advanced Laser Corp.	25,600	100,281
	Elite Material Co. Ltd.	69,000	937,596
#	Elite Semiconductor Microelectronics Technology, Inc.	57,000	148,850
#	Elitegroup Computer Systems Co. Ltd.	88,000	77,341
	eMemory Technology, Inc.	14,000	994,493
	Emerging Display Technologies Corp.	44,000	37,983
	Ennoconn Corp.	27,464	256,474
	Eris Technology Corp.	4,844	45,321
	Eson Precision Ind Co. Ltd.	21,000	39,712
	Eternal Materials Co. Ltd.	260,224	244,332
	Ever Supreme Bio Technology Co. Ltd.	4,400	25,929
	Evergreen Aviation Technologies Corp.	17,000	51,918
	Evergreen International Storage & Transport Corp.	24,000	22,665
	Evergreen Marine Corp. Taiwan Ltd.	99,800	518,354
#	Evergreen Steel Corp.	49,000	182,802
	Everlight Chemical Industrial Corp.	165,000	109,970

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Everlight Electronics Co. Ltd.	117,000	$279,440
*	Everspring Industry Co. Ltd.	35,100	13,880
	Excel Cell Electronic Co. Ltd.	15,000	11,860
	Excelliance Mos Corp.	8,000	25,498
	Excelsior Medical Co. Ltd.	16,850	45,610
	Far Eastern Department Stores Ltd.	142,000	132,430
	Far Eastern International Bank	319,061	150,077
	Far Eastern New Century Corp.	332,000	345,373
	Far EasTone Telecommunications Co. Ltd.	153,000	403,049
#	Faraday Technology Corp.	43,621	402,834
	Farglory F T Z Investment Holding Co. Ltd.	15,580	25,433
	Farglory Land Development Co. Ltd.	94,000	247,428
	Feedback Technology Corp.	12,960	58,003
	Feng Hsin Steel Co. Ltd.	68,000	164,576
	Feng TAY Enterprise Co. Ltd.	59,048	252,913
	Firich Enterprises Co. Ltd.	35,000	35,829
*	First Copper Technology Co. Ltd.	34,000	47,257
	First Financial Holding Co. Ltd.	1,437,586	1,287,578
	First Hotel	33,000	15,434
	First Insurance Co. Ltd.	69,000	48,087
*	First Steamship Co. Ltd.	121,000	28,737
	FIT Holding Co. Ltd.	46,000	80,556
	Fitipower Integrated Technology, Inc.	24,450	196,637
*	Fittech Co. Ltd.	15,279	57,190
	FLEXium Interconnect, Inc.	93,000	251,650
	Flytech Technology Co. Ltd.	26,000	66,999
#	FocalTech Systems Co. Ltd.	39,000	99,207
#	Forcecon Tech Co. Ltd.	19,285	99,049
*	Forest Water Environment Engineering Co. Ltd.	9,630	14,037
	Formosa Chemicals & Fibre Corp.	209,000	318,215
*	Formosa Electronic Industries, Inc.	10,000	11,473
	Formosa International Hotels Corp.	10,000	64,372
	Formosa Oilseed Processing Co. Ltd.	8,400	36,761
	Formosa Optical Technology Co. Ltd.	7,000	20,428
	Formosa Plastics Corp.	149,000	263,107
	Formosan Rubber Group, Inc.	74,700	62,370
	Formosan Union Chemical	115,000	84,913
	Fortune Electric Co. Ltd.	24,200	516,452
	Founding Construction & Development Co. Ltd.	57,000	41,983
#	Foxconn Technology Co. Ltd.	148,000	297,732
	Foxsemicon Integrated Technology, Inc.	22,150	208,640
	Froch Enterprise Co. Ltd.	19,000	9,801
	FSP Technology, Inc.	40,000	69,719
	Fu Chun Shin Machinery Manufacture Co. Ltd.	36,771	21,240
	Fu Hua Innovation Co. Ltd.	55,537	65,987
	Fubon Financial Holding Co. Ltd.	877,743	2,376,895
	Fulgent Sun International Holding Co. Ltd.	33,092	119,759
	Fullerton Technology Co. Ltd.	26,000	18,290
	Fusheng Precision Co. Ltd.	21,000	183,510
	G Shank Enterprise Co. Ltd.	36,004	109,388
	Gallant Micro Machining Co. Ltd.	1,000	25,518
	Gamania Digital Entertainment Co. Ltd.	37,000	86,063
*	GCS Holdings, Inc.	20,000	21,890
	GEM Services, Inc.	12,100	24,712
	Gemtek Technology Corp.	109,000	142,369
*	General Interface Solution Holding Ltd.	64,000	123,008
	General Plastic Industrial Co. Ltd.	24,000	26,308
	Generalplus Technology, Inc.	19,000	33,483
	Genius Electronic Optical Co. Ltd.	23,634	381,527

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Genmont Biotech, Inc.	13,000	$9,438
	Genovate Biotechnology Co. Ltd.	21,000	14,726
	GeoVision, Inc.	24,000	46,922
#	Getac Holdings Corp.	97,000	305,538
	GFC Ltd.	6,000	18,932
	Giant Manufacturing Co. Ltd.	67,393	488,466
#	Gigabyte Technology Co. Ltd.	76,000	614,632
*	Gigasolar Materials Corp.	9,265	35,129
*	Gigastorage Corp.	33,000	23,601
	Global Lighting Technologies, Inc.	21,000	38,350
	Global Unichip Corp.	22,000	791,892
#	Globaltek Fabrication Co. Ltd.	9,000	24,685
	Globe Union Industrial Corp.	61,138	35,037
	Gloria Material Technology Corp.	45,000	64,559
#	GMI Technology, Inc.	26,247	66,864
#	Goldsun Building Materials Co. Ltd.	198,000	318,766
	Good Will Instrument Co. Ltd.	13,000	16,218
	Gordon Auto Body Parts	22,000	20,822
	Gourmet Master Co. Ltd.	12,208	30,869
	Grand Fortune Securities Co. Ltd.	29,000	12,271
*	Grand Pacific Petrochemical	191,145	84,689
	Grand Process Technology Corp.	5,000	240,043
	GrandTech CG Systems, Inc.	12,272	23,510
	Grape King Bio Ltd.	31,000	134,654
	Great China Metal Industry	55,000	39,064
#	Great Taipei Gas Co. Ltd.	149,000	143,327
	Great Tree Pharmacy Co. Ltd.	21,236	154,496
	Green World FinTech Service Co. Ltd.	2,000	25,254
	Group Up Industrial Co. Ltd.	4,000	33,028
	GTM Holdings Corp.	43,000	47,202
	Gudeng Precision Industrial Co. Ltd.	8,393	117,871
	Hanpin Electron Co. Ltd.	14,000	19,767
	Harvatek Corp.	45,000	31,338
	Heran Co. Ltd.	12,000	38,536
	Hey Song Corp.	74,000	96,288
	Hi-Clearance, Inc.	8,592	36,199
*	Highlight Tech Corp.	22,833	34,026
	Highwealth Construction Corp.	236,468	463,019
	HIM International Music, Inc.	10,000	34,929
	Hiroca Holdings Ltd.	23,000	21,982
	Hitron Technology, Inc.	25,080	23,358
	Hiwin Mikrosystem Corp.	6,000	13,466
#	Hiwin Technologies Corp.	42,350	260,453
	Hiyes International Co. Ltd.	6,487	58,988
	Ho Tung Chemical Corp.	324,000	101,355
	Hocheng Corp.	66,420	36,279
	Holdings-Key Electric Wire & Cable Co. Ltd.	16,000	23,103
	Holtek Semiconductor, Inc.	44,000	71,842
	Holy Stone Enterprise Co. Ltd.	28,350	77,029
	Hon Hai Precision Industry Co. Ltd. (2317 TT)	1,036,600	6,359,454
	Hon Hai Precision Industry Co. Ltd. (HHPD LI), GDR	2,694	32,822
	Hon Hai Precision Industry Co. Ltd. (HNHPF US), GDR	5,974	73,122
	Hong Pu Real Estate Development Co. Ltd.	57,000	62,860
	Hong TAI Electric Industrial	70,000	75,675
	Hota Industrial Manufacturing Co. Ltd.	11,000	22,622
#	Hotai Finance Co. Ltd.	58,080	183,582
	Hotai Motor Co. Ltd.	34,600	686,184
	Hotron Precision Electronic Industrial Co. Ltd.	12,000	11,155
	Hsin Kuang Steel Co. Ltd.	22,000	40,143

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Hsin Yung Chien Co. Ltd.	11,620	$35,294
*	HTC Corp.	146,000	197,182
#	HUA ENG Wire & Cable Co. Ltd.	90,000	97,309
*	Hua Jung Components Co. Ltd.	38,000	18,891
	Hua Nan Financial Holdings Co. Ltd.	1,114,747	944,061
	Huaku Development Co. Ltd.	82,500	419,933
	Huang Hsiang Construction Corp.	13,000	25,762
	Huikwang Corp.	18,000	17,317
	Hung Ching Development & Construction Co. Ltd.	47,000	71,310
	Hung Sheng Construction Ltd.	128,592	117,969
	Huxen Corp.	10,000	15,569
	Hwacom Systems, Inc.	17,000	12,353
	Hwang Chang General Contractor Co. Ltd.	18,000	34,394
	Ibase Technology, Inc.	10,000	25,006
	IBF Financial Holdings Co. Ltd.	747,852	347,127
#	Ichia Technologies, Inc.	62,000	76,566
#	I-Chiun Precision Industry Co. Ltd.	26,013	89,464
*	Ideal Bike Corp.	35,000	10,454
	IEI Integration Corp.	41,220	104,189
	Infortrend Technology, Inc.	56,000	51,645
	Info-Tek Corp.	24,000	28,714
	Innodisk Corp.	20,875	175,323
	Inpaq Technology Co. Ltd.	21,424	54,893
	Insyde Software Corp.	16,800	211,909
	Intai Technology Corp.	6,000	21,657
	Integrated Service Technology, Inc.	14,000	57,492
	Interactive Digital Technologies, Inc.	5,000	13,007
*	International CSRC Investment Holdings Co.	218,220	113,747
	International Games System Co. Ltd.	88,000	2,013,345
#	Inventec Corp.	479,000	708,327
	Iron Force Industrial Co. Ltd.	8,000	23,422
	I-Sheng Electric Wire & Cable Co. Ltd.	25,000	41,294
	ITE Technology, Inc.	26,000	119,932
	ITEQ Corp.	43,822	123,111
#	Jarllytec Co. Ltd.	18,000	91,579
	Jean Co. Ltd.	48,932	54,469
	Jentech Precision Industrial Co. Ltd.	15,098	542,470
	Jess-Link Products Co. Ltd.	27,000	138,080
	Jia Wei Lifestyle, Inc.	7,619	17,754
	Jih Lin Technology Co. Ltd.	16,000	31,056
	JSL Construction & Development Co. Ltd.	21,903	137,546
	Kaimei Electronic Corp.	15,120	31,676
	Kaori Heat Treatment Co. Ltd.	21,000	228,334
	Kaulin Manufacturing Co. Ltd.	23,000	10,114
	Kedge Construction Co. Ltd.	22,063	62,365
	KEE TAI Properties Co. Ltd.	101,000	68,550
	Kenda Rubber Industrial Co. Ltd.	87,000	84,734
	Kerry TJ Logistics Co. Ltd.	47,000	58,620
	Key Ware Electronics Co. Ltd.	37,425	16,604
	Keystone Microtech Corp.	4,000	43,330
	KHGEARS International Ltd.	5,420	19,726
	Kindom Development Co. Ltd.	117,900	217,793
#	King Slide Works Co. Ltd.	9,000	311,200
	King's Town Bank Co. Ltd.	196,000	351,625
*	King's Town Construction Co. Ltd.	27,000	84,802
	Kinik Co.	16,000	154,594
	Kinko Optical Co. Ltd.	35,163	29,685
	Kinpo Electronics	312,000	225,238
	Kinsus Interconnect Technology Corp.	5,000	16,352

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	KMC Kuei Meng International, Inc.	16,250	$73,057
	KNH Enterprise Co. Ltd.	45,000	28,001
	Ko Ja Cayman Co. Ltd.	9,606	13,694
	KS Terminals, Inc.	32,000	74,426
	Kung Long Batteries Industrial Co. Ltd.	12,000	53,268
#*	Kung Sing Engineering Corp.	137,500	54,589
#	Kuo Toong International Co. Ltd.	68,248	157,101
*	Kuo Yang Construction Co. Ltd.	57,549	50,611
	Kwong Lung Enterprise Co. Ltd.	24,000	41,922
	KYE Systems Corp.	7,000	12,290
	L&K Engineering Co. Ltd.	57,390	411,690
	La Kaffa International Co. Ltd.	6,000	18,786
	Lang, Inc.	9,000	10,173
	Lanner Electronics, Inc.	25,143	71,969
	Largan Precision Co. Ltd. (3008 TT)	11,000	954,363
#	Laser Tek Taiwan Co. Ltd.	31,350	64,048
	Laster Tech Corp. Ltd.	29,579	35,232
*	Leader Electronics, Inc.	36,000	19,259
	LEE CHI Enterprises Co. Ltd.	63,000	34,048
	Lelon Electronics Corp.	18,832	48,719
	Lemtech Holdings Co. Ltd.	4,138	12,921
*	Leofoo Development Co. Ltd.	23,000	13,250
	Lian HWA Food Corp.	20,757	75,950
	Lida Holdings Ltd.	10,000	8,320
	Lien Hwa Industrial Holdings Corp.	192,783	367,977
	Lite-On Technology Corp.	247,000	755,403
	Liton Technology Corp.	12,000	16,050
	Long Da Construction & Development Corp.	54,000	91,528
*	Longchen Paper & Packaging Co. Ltd.	215,583	91,826
	Longwell Co.	23,000	57,248
	Lotes Co. Ltd.	23,097	994,935
#	Lotus Pharmaceutical Co. Ltd.	33,000	266,711
	Lu Hai Holding Corp.	8,084	7,577
	Lumax International Corp. Ltd.	18,000	65,045
*	Lung Yen Life Service Corp.	33,000	51,269
#	M31 Technology Corp.	2,640	91,119
	Macauto Industrial Co. Ltd.	11,000	23,432
	Machvision, Inc.	11,159	110,123
	Macroblock, Inc.	10,000	26,939
	Makalot Industrial Co. Ltd.	50,258	688,853
	Marketech International Corp.	17,000	78,845
	Materials Analysis Technology, Inc.	14,725	120,351
	Mechema Chemicals International Corp.	18,000	38,831
	Medeon Biodesign, Inc.	2,771	3,842
	MediaTek, Inc.	153,000	5,827,023
	Mega Financial Holding Co. Ltd.	412,819	544,350
*	Megaforce Co. Ltd.	16,000	15,687
	Meiloon Industrial Co.	13,600	11,381
*	Mercuries & Associates Holding Ltd.	117,593	71,188
*	Mercuries Life Insurance Co. Ltd.	853,755	200,885
	Merida Industry Co. Ltd.	39,000	298,672
	Merry Electronics Co. Ltd.	42,576	160,934
	METAAGE Corp.	30,000	53,803
*	Metatech AP, Inc.	4,000	5,377
	Microbio Co. Ltd.	73,000	90,017
	Micro-Star International Co. Ltd.	233,000	1,215,673
	Mildef Crete, Inc.	10,000	28,504
	MIN AIK Technology Co. Ltd.	35,000	30,988
	Mirle Automation Corp.	17,000	40,736

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Mitac Holdings Corp.	247,073	$321,444
	MJ International Co. Ltd.	9,000	16,185
*	Mobiletron Electronics Co. Ltd.	9,000	12,029
#	momo.com, Inc.	32,604	415,227
	MOSA Industrial Corp.	22,723	18,448
	Motech Industries, Inc.	45,000	39,405
	MPI Corp.	22,000	365,307
	MSSCORPS Co. Ltd.	6,000	24,965
	Nak Sealing Technologies Corp.	9,000	34,984
	Nan Liu Enterprise Co. Ltd.	5,000	10,710
	Nan Pao Resins Chemical Co. Ltd.	23,000	231,709
*	Nan Ren Lake Leisure Amusement Co. Ltd.	47,000	23,754
	Nan Ya Plastics Corp.	363,000	555,451
#	Nan Ya Printed Circuit Board Corp.	20,000	102,406
	Nang Kuang Pharmaceutical Co. Ltd.	12,000	16,994
	Nantex Industry Co. Ltd.	99,200	121,371
	National Aerospace Fasteners Corp.	6,000	17,952
	National Petroleum Co. Ltd.	22,000	43,372
	Netronix, Inc.	11,000	41,532
	New Best Wire Industrial Co. Ltd.	18,000	18,803
#	Nexcom International Co. Ltd.	30,000	46,117
	Nichidenbo Corp.	36,000	70,871
	Nidec Chaun-Choung Technology Corp.	5,000	38,490
	Nien Hsing Textile Co. Ltd.	44,000	26,208
	Nien Made Enterprise Co. Ltd.	25,000	303,625
	Niko Semiconductor Co. Ltd.	17,400	27,381
	Nishoku Technology, Inc.	10,000	45,737
	Nova Technology Corp.	12,000	59,249
#	Novatek Microelectronics Corp.	109,000	1,757,904
#	Nuvoton Technology Corp.	48,000	154,283
	O-Bank Co. Ltd.	259,507	80,812
*	Ocean Plastics Co. Ltd.	70,000	79,664
	OK Biotech Co. Ltd.	43,928	34,911
	Oneness Biotech Co. Ltd.	47,248	228,577
	Orient Europharma Co. Ltd.	7,000	10,268
#	Orient Semiconductor Electronics Ltd.	72,000	107,248
	Oriental Union Chemical Corp.	95,000	51,864
	O-TA Precision Industry Co. Ltd.	12,000	32,834
	Pacific Construction Co.	73,000	27,162
	Pacific Hospital Supply Co. Ltd.	13,000	33,616
	PADAUK Technology Co. Ltd.	3,993	14,039
*	Paiho Shih Holdings Corp.	28,178	16,340
	Pan Asia Chemical Corp.	38,135	18,656
	Pan German Universal Motors Ltd.	2,000	18,059
	Pan Jit International, Inc.	69,900	117,042
	Pan-International Industrial Corp.	83,000	89,483
	Panion & BF Biotech, Inc.	8,563	24,676
	Parade Technologies Ltd.	17,000	385,817
*	Paragon Technologies Co. Ltd.	23,248	27,474
	Parpro Corp.	18,000	17,171
*	PChome Online, Inc.	42,983	42,434
#	PCL Technologies, Inc.	8,297	18,869
	P-Duke Technology Co. Ltd.	11,579	32,539
	Pegatron Corp.	452,000	1,396,284
	Pegavision Corp.	6,000	76,915
	PharmaEngine, Inc.	14,000	39,777
*	PharmaEssentia Corp.	19,703	395,575
*	Phihong Technology Co. Ltd.	40,000	51,955
	Phison Electronics Corp.	52,000	819,276

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Phytohealth Corp.	34,000	$20,101
	Pixart Imaging, Inc.	31,000	154,959
#	Planet Technology Corp.	17,000	81,001
	Polytronics Technology Corp.	22,423	38,378
	Posiflex Technology, Inc.	3,000	17,175
	Pou Chen Corp.	278,000	306,863
	Powertech Technology, Inc.	232,000	1,166,593
	Powertip Technology Corp.	38,000	16,861
	Poya International Co. Ltd.	8,456	132,239
	President Chain Store Corp.	88,000	745,381
	President Securities Corp.	229,604	193,111
	Primax Electronics Ltd.	91,000	254,926
	Prince Housing & Development Corp.	286,000	108,585
	Pro Hawk Corp.	5,000	26,059
	Promate Electronic Co. Ltd.	37,000	100,890
#	Qisda Corp.	394,000	420,733
	Qualipoly Chemical Corp.	32,000	46,251
	Quang Viet Enterprise Co. Ltd.	9,000	30,325
	Quanta Computer, Inc.	200,000	1,703,950
#	Quanta Storage, Inc.	66,000	203,249
	Quintain Steel Co. Ltd.	25,000	10,875
	Radiant Opto-Electronics Corp.	103,000	562,509
*	Radium Life Tech Co. Ltd.	187,248	66,584
	Rafael Microelectronics, Inc.	1,607	5,926
	Raydium Semiconductor Corp.	9,000	103,153
	Realtek Semiconductor Corp.	63,000	993,822
	Rechi Precision Co. Ltd.	86,000	79,675
	Rexon Industrial Corp. Ltd.	20,000	25,977
*	Rich Development Co. Ltd.	229,000	96,164
*	Ritek Corp.	176,099	97,630
	Rodex Fasteners Corp.	12,000	16,353
	Ruentex Development Co. Ltd.	290,000	455,261
	Ruentex Engineering & Construction Co.	24,440	170,112
#	Ruentex Industries Ltd.	159,784	392,913
#	Run Long Construction Co. Ltd.	65,000	244,021
	Sakura Development Co. Ltd.	52,457	127,018
	Sampo Corp.	77,800	67,072
	San Fang Chemical Industry Co. Ltd.	65,000	62,578
	San Far Property Ltd.	55,003	73,763
	San Shing Fastech Corp.	22,000	38,119
	Sanitar Co. Ltd.	9,000	11,187
#	Sanyang Motor Co. Ltd.	121,000	283,416
	Savior Lifetec Corp.	45,000	30,668
	SCI Pharmtech, Inc.	5,000	13,912
#	Scientech Corp.	10,000	125,184
	ScinoPharm Taiwan Ltd.	25,000	19,753
	SDI Corp.	19,000	69,674
	Sea & Land Integrated Corp.	22,100	18,035
	Sea Sonic Electronics Co. Ltd.	8,000	19,987
	Securitag Assembly Group Co.	4,000	12,501
	Senao International Co. Ltd.	33,000	37,334
	Senao Networks, Inc.	7,000	34,204
	Sensortek Technology Corp.	7,000	62,436
	Sercomm Corp.	70,000	244,519
	Sesoda Corp.	39,680	43,030
	Shanghai Commercial & Savings Bank Ltd.	367,856	468,640
	Shan-Loong Transportation Co. Ltd.	24,000	16,246
	Sharehope Medicine Co. Ltd.	38,851	37,325
	Sheng Yu Steel Co. Ltd.	15,000	11,695

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	ShenMao Technology, Inc.	18,000	$39,726
#	Shieh Yih Machinery Industry Co. Ltd.	20,000	26,132
	Shih Her Technologies, Inc.	11,000	30,768
	Shihlin Electric & Engineering Corp.	52,000	383,015
	Shin Hsiung Natural Gas Co. Ltd.	12,751	20,581
*	Shin Kong Financial Holding Co. Ltd.	3,482,629	1,156,731
	Shin Ruenn Development Co. Ltd.	15,858	53,631
	Shin Shin Natural Gas Co.	7,000	8,613
	Shin Zu Shing Co. Ltd.	49,866	325,016
	Shinih Enterprise Co. Ltd.	17,000	12,300
*	Shining Building Business Co. Ltd.	102,206	36,132
	Shinkong Insurance Co. Ltd.	76,000	219,758
	Shinkong Synthetic Fibers Corp.	339,000	177,654
	Shinkong Textile Co. Ltd.	29,000	42,457
	Shiny Chemical Industrial Co. Ltd.	27,498	129,057
*	Shun On Electronic Co. Ltd.	13,000	11,286
#	ShunSin Technology Holding Ltd.	7,000	48,652
	Shuttle, Inc.	106,000	73,862
	Sigurd Microelectronics Corp.	126,438	298,993
	Silergy Corp.	42,000	580,671
	Silicon Power Computer & Communications, Inc.	21,000	25,428
	Simplo Technology Co. Ltd.	45,000	494,558
	Sinbon Electronics Co. Ltd.	47,000	472,386
	Sinher Technology, Inc.	11,000	11,329
	Sinmag Equipment Corp.	11,000	49,320
	Sinon Corp.	130,000	181,646
	SinoPac Financial Holdings Co. Ltd.	953,490	776,148
	Sinopower Semiconductor, Inc.	5,500	16,781
	Sinphar Pharmaceutical Co. Ltd.	23,000	26,824
	Sinyi Realty, Inc.	47,965	50,056
	Sirtec International Co. Ltd.	25,200	27,706
#	Sitronix Technology Corp.	31,000	236,074
	Siward Crystal Technology Co. Ltd.	33,000	30,981
	Soft-World International Corp.	16,000	64,181
	Solar Applied Materials Technology Corp.	151,711	294,133
	Solteam, Inc.	20,264	31,384
*	Solytech Enterprise Corp.	27,000	12,403
	Song Shang Electronics Co. Ltd.	17,000	13,504
	Sonix Technology Co. Ltd.	35,000	51,620
	Speed Tech Corp.	20,000	31,051
#	Sporton International, Inc.	29,402	201,726
	Sports Gear Co. Ltd.	11,000	33,911
	St. Shine Optical Co. Ltd.	11,000	59,197
	Standard Chemical & Pharmaceutical Co. Ltd.	20,000	45,466
	Standard Foods Corp.	88,000	106,521
	Stark Technology, Inc.	18,000	64,327
	Sun Race Sturmey-Archer, Inc.	7,000	6,702
	Sun Yad Construction Co. Ltd.	58,933	37,465
	Sunfun Info Co. Ltd.	3,000	21,986
	Sunjuice Holdings Co. Ltd.	3,000	16,310
	Sunko INK Co. Ltd.	64,750	30,789
	SunMax Biotechnology Co. Ltd.	6,000	50,435
	Sunonwealth Electric Machine Industry Co. Ltd.	47,000	138,239
	Sunplus Innovation Technology, Inc.	6,000	29,957
*	Sunplus Technology Co. Ltd.	118,000	118,361
	Sunrex Technology Corp.	28,000	46,621
	Sunspring Metal Corp.	27,540	27,462
	Supreme Electronics Co. Ltd.	199,025	475,497
	Swancor Holding Co. Ltd.	26,000	90,416

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Sweeten Real Estate Development Co. Ltd.	44,303	$60,339
	Symtek Automation Asia Co. Ltd.	6,242	21,923
	Syncmold Enterprise Corp.	22,500	68,700
	Syngen Biotech Co. Ltd.	4,000	19,437
	Synmosa Biopharma Corp.	34,000	42,370
	Synnex Technology International Corp.	413,000	897,170
	Systex Corp.	50,000	187,026
	T3EX Global Holdings Corp.	29,000	82,298
	TA Chen Stainless Pipe	666,801	796,282
	Ta Liang Technology Co. Ltd.	11,330	25,327
#	Ta Ya Electric Wire & Cable	103,630	171,826
	Tah Hsin Industrial Corp.	12,870	28,167
	TA-I Technology Co. Ltd.	26,750	41,380
*	Tai Tung Communication Co. Ltd.	26,385	22,463
	Taichung Commercial Bank Co. Ltd.	825,920	448,961
	TaiDoc Technology Corp.	20,000	98,923
#	Taiflex Scientific Co. Ltd.	41,838	70,143
	Taimide Tech, Inc.	27,000	34,210
	Tainan Enterprises Co. Ltd.	15,000	17,238
	Tainan Spinning Co. Ltd.	110,000	59,259
*	Tainergy Tech Co. Ltd.	25,000	16,451
	Tai-Saw Technology Co. Ltd.	16,000	13,593
	Taishin Financial Holding Co. Ltd.	1,334,572	827,120
#	TaiSol Electronics Co. Ltd.	22,000	57,417
*	Taisun Enterprise Co. Ltd.	34,000	21,774
	Taita Chemical Co. Ltd.	83,945	46,655
	TAI-TECH Advanced Electronics Co. Ltd.	14,000	55,730
	Taitien Electronics Co. Ltd.	9,000	7,971
	Taiwan Business Bank	834,475	478,136
	Taiwan Chelic Corp. Ltd.	7,000	11,114
	Taiwan Chinsan Electronic Industrial Co. Ltd.	25,461	27,456
	Taiwan Cooperative Financial Holding Co. Ltd.	528,273	433,176
	Taiwan Fertilizer Co. Ltd.	80,000	157,431
	Taiwan Fire & Marine Insurance Co. Ltd.	74,000	63,599
	Taiwan FU Hsing Industrial Co. Ltd.	45,000	77,005
#*	Taiwan Glass Industry Corp.	159,000	84,922
	Taiwan High Speed Rail Corp.	229,000	207,949
	Taiwan Hon Chuan Enterprise Co. Ltd.	66,000	314,853
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	55,000	69,447
††	Taiwan Land Development Corp.	134,000	2,049
	Taiwan Mask Corp.	46,000	100,826
	Taiwan Mobile Co. Ltd.	257,000	826,770
	Taiwan Paiho Ltd.	25,000	51,216
	Taiwan PCB Techvest Co. Ltd.	67,000	75,998
	Taiwan Sakura Corp.	29,000	85,947
	Taiwan Sanyo Electric Co. Ltd.	25,000	31,994
#	Taiwan Secom Co. Ltd.	65,000	262,984
	Taiwan Semiconductor Co. Ltd.	48,000	92,652
	Taiwan Semiconductor Manufacturing Co. Ltd. (2330 TT)	1,223,000	35,676,487
	Taiwan Semiconductor Manufacturing Co. Ltd. (TSM US), Sponsored ADR	83,594	13,859,885
	Taiwan Shin Kong Security Co. Ltd.	66,500	82,142
	Taiwan Styrene Monomer	164,000	69,523
	Taiwan Surface Mounting Technology Corp.	67,000	252,872
	Taiwan Taxi Co. Ltd.	6,615	22,491
*	Taiwan TEA Corp.	162,000	109,753
	Taiwan Union Technology Corp.	73,000	360,366
#*	Tatung Co. Ltd.	351,000	537,842
	TBI Motion Technology Co. Ltd.	11,000	11,432
	TCI Co. Ltd.	25,877	112,991

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Te Chang Construction Co. Ltd.	12,000	$21,235
	Teco Electric & Machinery Co. Ltd.	304,000	452,071
	Tehmag Foods Corp.	6,400	61,248
	Tera Autotech Corp.	22,701	18,810
	Test Research, Inc.	36,000	161,776
	Test Rite International Co. Ltd.	34,000	21,133
	Thermaltake Technology Co. Ltd.	15,000	18,589
	Thinking Electronic Industrial Co. Ltd.	17,000	86,106
	Thye Ming Industrial Co. Ltd.	18,000	41,880
	Tofu Restaurant Co. Ltd.	1,120	8,938
	Ton Yi Industrial Corp.	297,000	134,708
	Tong Hsing Electronic Industries Ltd.	51,857	219,338
	Tong Ming Enterprise Co. Ltd.	10,000	9,538
	Tong Yang Industry Co. Ltd.	61,000	173,541
	Tong-Tai Machine & Tool Co. Ltd.	40,000	34,529
	Top Union Electronics Corp.	21,481	20,298
	Topco Scientific Co. Ltd.	37,040	304,660
	Topco Technologies Corp.	18,000	38,915
	Topkey Corp.	17,000	96,927
	Topoint Technology Co. Ltd.	35,000	37,852
	Toung Loong Textile Manufacturing	14,000	10,069
*	TPK Holding Co. Ltd.	89,000	120,750
	Trade-Van Information Services Co.	16,000	36,850
#	Transcend Information, Inc.	59,000	179,097
	Transcom, Inc.	4,400	21,346
	Trusval Technology Co. Ltd.	2,000	11,307
	Tsann Kuen Enterprise Co. Ltd.	13,331	14,171
	TSC Auto ID Technology Co. Ltd.	9,128	53,640
	TSRC Corp.	104,000	72,214
	Ttet Union Corp.	6,000	26,017
	TTFB Co. Ltd.	3,326	21,161
	TTY Biopharm Co. Ltd.	37,000	83,553
*	Tul Corp.	12,000	28,207
	Tung Ho Steel Enterprise Corp.	114,270	256,372
	Tung Thih Electronic Co. Ltd.	9,000	25,896
	TURVO International Co. Ltd.	13,000	50,003
	TXC Corp.	80,000	252,648
	TYC Brother Industrial Co. Ltd.	22,000	44,305
	Tycoons Group Enterprise	72,388	22,855
	UDE Corp.	13,000	29,212
	Ultra Chip, Inc.	15,000	40,093
	Unic Technology Corp.	41,000	43,021
	Unictron Technologies Corp.	5,000	11,014
	Union Bank of Taiwan	471,541	214,996
	Uni-President Enterprises Corp.	1,577,000	4,052,741
	Unitech Computer Co. Ltd.	37,000	41,079
	Unitech Printed Circuit Board Corp.	133,170	145,422
	United Integrated Services Co. Ltd.	59,000	618,099
	United Orthopedic Corp.	15,000	42,135
	United Radiant Technology	28,000	15,190
	United Recommend International Co. Ltd.	8,487	17,706
#*	United Renewable Energy Co. Ltd.	303,571	117,732
*††	Unity Opto Technology Co. Ltd.	140,000	0
	Univacco Technology, Inc.	15,000	21,259
	Universal Cement Corp.	38,220	38,858
	Universal Vision Biotechnology Co. Ltd.	21,257	145,231
	UPC Technology Corp.	327,169	125,267
	Userjoy Technology Co. Ltd.	13,505	32,967
	USI Corp.	275,320	132,920

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	U-Tech Media Corp.	34,000	$26,922
	Utechzone Co. Ltd.	15,000	52,410
	UVAT Technology Co. Ltd.	8,000	22,749
	Value Valves Co. Ltd.	5,383	16,736
	Ve Wong Corp.	23,000	37,407
	Ventec International Group Co. Ltd.	18,000	39,583
	Viking Tech Corp.	14,000	23,149
	Visco Vision, Inc.	2,000	15,096
	VisEra Technologies Co. Ltd.	10,000	101,265
	Visual Photonics Epitaxy Co. Ltd.	30,000	139,078
	Voltronic Power Technology Corp.	19,915	1,133,465
	Wafer Works Corp.	47,000	52,747
#	Waffer Technology Corp.	18,827	43,286
	Wah Hong Industrial Corp.	13,000	13,293
	Wah Lee Industrial Corp.	43,780	183,599
#	Walsin Lihwa Corp.	576,139	607,926
	WEI Chih Steel Industrial Co. Ltd.	27,000	20,790
	Wei Chuan Foods Corp.	65,000	36,036
#	Weikeng Industrial Co. Ltd.	106,945	108,584
	Well Shin Technology Co. Ltd.	16,000	33,843
	Welldone Co.	13,000	20,061
	WELLELL, Inc.	17,000	14,304
	Wha Yu Industrial Co. Ltd.	18,000	10,153
	Wholetech System Hitech Ltd.	18,000	54,175
	Winbond Electronics Corp.	842,562	600,683
	Winmate, Inc.	7,000	27,923
	WinWay Technology Co. Ltd.	5,000	161,712
	Wisdom Marine Lines Co. Ltd.	123,102	266,963
	Wistron Corp.	463,436	1,394,407
	Wistron Information Technology & Services Corp.	10,659	38,595
	Wistron NeWeb Corp.	90,372	390,248
	Wiwynn Corp.	19,000	1,204,296
	Wonderful Hi-Tech Co. Ltd.	17,954	20,016
	Wowprime Corp.	13,194	84,785
#	WPG Holdings Ltd.	610,400	1,608,493
#	WT Microelectronics Co. Ltd.	182,432	580,703
*	XAC Automation Corp.	24,000	22,213
	Xxentria Technology Materials Corp.	29,975	61,356
	Ya Horng Electronic Co. Ltd.	8,000	15,729
	Yageo Corp.	45,161	1,101,284
	Yang Ming Marine Transport Corp.	216,000	418,577
	Yankey Engineering Co. Ltd.	11,528	110,159
	YC INOX Co. Ltd.	71,000	52,029
	YCC Parts Manufacturing Co. Ltd.	13,000	24,560
	Yea Shin International Development Co. Ltd.	80,511	125,416
	Yen Sun Technology Corp.	9,000	14,155
	YFC-Boneagle Electric Co. Ltd.	30,236	20,896
	YFY, Inc.	241,000	219,250
	Yi Jinn Industrial Co. Ltd.	62,000	40,040
	Yieh Phui Enterprise Co. Ltd.	431,843	200,094
	Yonyu Plastics Co. Ltd.	23,000	20,903
	Young Fast Optoelectronics Co. Ltd.	17,000	32,518
	Youngtek Electronics Corp.	28,000	62,662
	Yuanta Financial Holding Co. Ltd.	1,334,635	1,339,011
	Yuen Foong Yu Consumer Products Co. Ltd.	12,000	18,700
#	Yulon Finance Corp.	128,471	607,200
#	Yulon Motor Co. Ltd.	239,990	448,330
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	20,000	48,573
#	Yungshin Construction & Development Co. Ltd.	47,000	415,236

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	YungShin Global Holding Corp.	46,000	$73,692
	Zeng Hsing Industrial Co. Ltd.	9,669	29,930
	Zenitron Corp.	45,000	47,824
	Zero One Technology Co. Ltd.	30,633	96,713
#	Zhen Ding Technology Holding Ltd.	117,800	496,814
*	Zinwell Corp.	72,000	42,916
	Zippy Technology Corp.	30,000	59,163
#	Zyxel Group Corp.	97,909	109,272
TOTAL TAIWAN			203,127,260
THAILAND — (1.2%)
	AAPICO Hitech PCL (AH-R TB), NVDR	34,100	15,307
	Advanced Information Technology PCL, Class F	417,000	47,731
	AEON Thana Sinsap Thailand PCL	24,600	79,021
	After You PCL	38,600	8,772
	Airports of Thailand PCL	54,400	86,228
*	AJ Plast PCL	83,880	12,707
	Amata Corp. PCL	111,300	73,690
	AP Thailand PCL	1,025,500	235,913
	Asia Plus Group Holdings PCL	545,200	34,873
	Asia Sermkij Leasing PCL, NVDR	39,450	12,396
	Asian Insulators PCL	77,325	7,506
	Asian Sea Corp. PCL, Class F	55,900	14,428
	Bangchak Sriracha PCL	92,100	19,120
	Bangkok Bank PCL (BBLF TB)	67,400	259,049
	Bangkok Chain Hospital PCL	347,100	167,488
	Bangkok Commercial Asset Management PCL	350,600	66,392
	Bangkok Dusit Medical Services PCL, Class F	580,600	427,571
	Bangkok Expressway & Metro PCL	850,800	186,176
	Bangkok Land PCL	2,786,800	42,218
	Bangkok Life Assurance PCL, NVDR	50,800	24,940
	BCPG PCL	417,200	64,374
	BEC World PCL	319,801	33,914
	Betagro PCL	99,600	65,944
	BKI Holdings PCL	7,000	55,576
	BTS Group Holdings PCL	607,900	73,333
	Bumrungrad Hospital PCL	71,400	492,759
	Business Online PCL	27,800	4,913
	Cal-Comp Electronics Thailand PCL, Class F	1,357,867	141,710
	Carabao Group PCL, Class F	34,000	62,954
	Central Retail Corp. PCL	129,450	115,305
	CH Karnchang PCL	232,000	126,267
	Chayo Group PCL	114,500	8,866
	Chularat Hospital PCL, Class F	1,803,700	121,444
*	CIMB Thai Bank PCL	195,400	2,467
	Com7 PCL, Class F	317,200	181,537
	CP ALL PCL	257,700	421,126
	CP Axtra PCL	16,400	14,033
	Delta Electronics Thailand PCL	314,000	898,527
*	Demco PCL	210,200	20,876
	Dhipaya Group Holdings PCL	138,300	109,608
	Diamond Building Products PCL	101,400	22,758
	Dohome PCL	87,500	27,493
	Eastern Polymer Group PCL, Class F	222,600	28,727
	Eastern Water Resources Development & Management PCL, Class F	200,000	14,925
	Ekachai Medical Care PCL	175,731	32,785
#	Energy Absolute PCL	220,100	22,229
	Exotic Food PCL, Class F	52,700	36,075
	Forth Corp. PCL	77,600	22,641

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Fortune Parts Industry PCL, Class F	205,700	$12,119
	Frasers Property Thailand PCL	144,800	58,903
*	General Engineering PCL	1,886,200	5,292
	Global Green Chemicals PCL, Class F	67,500	9,203
#	Gunkul Engineering PCL	724,900	42,300
	Haad Thip PCL	43,200	19,028
	Hana Microelectronics PCL	123,700	161,370
	Home Product Center PCL	807,600	206,176
	Ichitan Group PCL	152,500	68,881
	Index Livingmall PCL	55,400	27,820
	Indorama Ventures PCL	124,100	67,194
	Interlink Communication PCL	112,600	18,480
	Intouch Holdings PCL, Class F	8,700	20,075
#	IRPC PCL	1,708,200	70,446
	IT City PCL	44,800	6,347
*	Italian-Thai Development PCL	963,900	16,495
#	Jasmine International PCL	1,075,100	83,848
*	Jasmine Technology Solution PCL	27,000	47,153
#*	Jaymart Group Holdings PCL	127,700	42,991
#	JMT Network Services PCL	88,800	28,400
	Jubilee Enterprise PCL	41,000	14,148
	Kang Yong Electric PCL	1,200	11,446
	Karmarts PCL	261,916	93,318
	Kaset Thai International Sugar Corp. PCL, Class F	66,700	5,651
	Kasikornbank PCL (KBANKF TB)	23,300	86,284
	KCE Electronics PCL	211,400	263,916
#	Kiatnakin Phatra Bank PCL	35,800	38,667
	Krung Thai Bank PCL	170,100	86,374
#	Krungthai Card PCL	213,100	233,158
	Ladprao General Hospital PCL, Class F	40,000	5,095
	Lalin Property PCL	148,400	26,645
#	Land & Houses PCL (LHF TB)	2,020,000	325,852
	LH Financial Group PCL	1,517,100	34,475
	Loxley PCL	724,500	28,862
	LPN Development PCL	282,400	25,035
	Major Cineplex Group PCL	115,800	42,883
	MBK PCL	193,335	88,410
	MC Group PCL	106,000	30,630
	Mega Lifesciences PCL	127,700	130,763
	Minor International PCL	263,800	216,472
	MK Restaurants Group PCL	38,600	28,426
	Netbay PCL	24,000	9,022
	Ngern Tid Lor PCL	293,493	128,447
	Noble Development PCL	258,300	23,913
	Northeast Rubber PCL	216,700	29,424
*	Nusasiri PCL	637,300	5,543
#	Origin Property PCL, Class F	299,400	37,462
	Polyplex Thailand PCL	89,700	30,449
	Praram 9 Hospital PCL	32,600	16,371
	Precious Shipping PCL	123,800	28,653
	Premier Marketing PCL	111,900	24,486
	Prima Marine PCL	118,400	28,400
	Property Perfect PCL	3,068,310	13,773
	Pruksa Holding PCL	260,300	64,993
*	PSG Corp. PCL	1,978,700	29,976
	PTG Energy PCL	345,100	76,485
	PTT Global Chemical PCL	102,300	78,207
	PTT Oil & Retail Business PCL	266,000	117,907
	Quality Houses PCL	1,881,900	94,504

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
#	R&B Food Supply PCL	78,200	$16,673
*	Rabbit Holdings PCL, Class F	1,198,700	18,832
*	Raimon Land PCL	716,700	6,032
	Rajthanee Hospital PCL	31,400	20,789
	Ratchaphruek Hospital PCL, Class F	60,100	9,779
	Ratchthani Leasing PCL	669,390	33,239
*	Roctec Global PCL	144,600	3,773
	RS PCL	169,020	59,272
	S Hotels & Resorts PCL	347,400	19,492
	Sabina PCL	24,600	15,114
	Sahamitr Pressure Container PCL	71,900	18,557
	Saha-Union PCL	41,400	34,844
*	Samart Corp. PCL	156,200	27,388
	Sansiri PCL	5,141,200	242,312
	Sappe PCL	18,300	46,976
	SC Asset Corp. PCL	553,900	40,402
	SCB X PCL	50,100	144,769
††	SCG Ceramics PCL	248,200	2,576
	SCG Packaging PCL	79,700	63,165
	SEAFCO PCL	250,019	14,449
#	Siam Global House PCL	341,713	147,633
	Siamgas & Petrochemicals PCL	263,500	49,529
	Sikarin PCL, Class F	132,000	36,291
*	Singer Thailand PCL	74,800	16,893
	Singha Estate PCL	706,700	14,870
#	Sino-Thai Engineering & Construction PCL	267,400	71,267
	SISB PCL	21,300	19,421
	Somboon Advance Technology PCL	40,500	13,180
	SPCG PCL	165,600	37,631
	Sri Trang Agro-Industry PCL	223,000	123,872
	Sri Trang Gloves Thailand PCL	135,600	34,238
#	Srinanaporn Marketing PCL	61,800	21,672
#	Srisawad Corp. PCL	213,312	194,491
	Srithai Superware PCL	359,200	13,604
	Srivichai Vejvivat PCL	64,300	18,761
*	Star Petroleum Refining PCL	474,800	102,566
	Stars Microelectronics Thailand PCL	115,900	6,763
	Supalai PCL	364,000	172,580
*	Super Energy Corp. PCL	6,177,300	46,791
	Susco PCL	321,100	30,988
	SVI PCL	98,100	22,017
	Syntec Construction PCL	213,300	9,156
	TAC Consumer PCL, Class F	87,200	11,498
	Taokaenoi Food & Marketing PCL, Class F	110,400	29,733
	Thai Nakarin Hospital PCL	18,000	17,866
	Thai Oil PCL	268,465	380,347
	Thai President Foods PCL, Class F	7,500	41,976
	Thai Stanley Electric PCL (STANLY/F TB), Class F	4,600	26,713
	Thai Union Group PCL, Class F	407,600	165,807
	Thai Vegetable Oil PCL	29,410	16,832
	Thai Wah PCL, Class F	70,400	7,150
	Thaicom PCL	155,500	54,967
	Thaitheparos PCL	13,400	15,695
	Thanachart Capital PCL	61,800	81,487
	Thonburi Healthcare Group PCL	42,000	31,814
	Tipco Asphalt PCL (TASCO/F TB)	156,536	69,386
	TIPCO Foods PCL	79,100	22,191
	Tisco Financial Group PCL (TISCO/F TB)	43,500	112,884
	TKS Technologies PCL	86,680	17,509

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	TMBThanachart Bank PCL	1,694,940	$80,360
	TOA Paint Thailand PCL	208,200	106,305
*	Triton Holding PCL	1,264,900	4,613
	TTW PCL	352,100	87,420
	Union Auction PCL	46,200	12,767
	Unique Engineering & Construction PCL	257,300	19,490
	United Paper PCL	55,100	16,695
	Univentures PCL	150,400	6,540
	Vanachai Group PCL	99,600	9,500
*	VGI PCL	1,095,480	50,095
	WHA Corp. PCL	1,695,700	249,752
	WHA Utilities & Power PCL	263,200	30,717
	Workpoint Entertainment PCL	54,600	15,471
TOTAL THAILAND			12,547,965
TURKEY — (0.9%)
*	Adese Alisveris Merkezleri Ticaret AS	322,303	20,930
	Agesa Hayat ve Emeklilik AS	15,472	60,849
	Akbank TAS	296,476	553,770
	Alarko Holding AS	33,803	106,962
*	Alkim Alkali Kimya AS	38,959	39,113
*	Anadolu Anonim Turk Sigorta Sirketi	47,160	144,578
	Anadolu Efes Biracilik Ve Malt Sanayii AS	28,071	226,430
	Anadolu Hayat Emeklilik AS	28,444	100,209
	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS, Class C	12,678	31,986
	Arcelik AS	21,239	107,777
	ARD Grup Bilisim Teknolojileri AS	25,944	30,777
	Aselsan Elektronik Sanayi Ve Ticaret AS	81,650	154,201
	Aydem Yenilenebilir Enerji AS	56,344	50,462
	Aygaz AS	14,997	77,677
*	Bagfas Bandirma Gubre Fabrikalari AS	19,697	14,134
	BIM Birlesik Magazalar AS	43,991	831,329
*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	5,869	74,334
	Borusan Yatirim ve Pazarlama AS	701	44,830
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	5,162	16,864
	Celebi Hava Servisi AS	558	34,181
	Coca-Cola Icecek AS	7,471	190,889
	Deva Holding AS	8,625	18,264
	Dogan Sirketler Grubu Holding AS	353,461	179,110
*	Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS	64,493	21,353
	Dogus Otomotiv Servis ve Ticaret AS	31,184	226,581
	EGE Endustri VE Ticaret AS	224	82,673
	EGE Gubre Sanayii AS	16,200	27,178
Ω	Enerjisa Enerji AS	30,234	61,663
	Eregli Demir ve Celik Fabrikalari TAS	69,435	117,488
	Escar Turizm Tasimacilik Ticaret AS	2,605	28,224
	Ford Otomotiv Sanayi AS	8,682	260,692
	Galata Wind Enerji AS	28,735	28,585
	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	5,225	11,660
*	Goodyear Lastikleri TAS	25,809	15,146
	GSD Holding AS	354,746	41,378
*	Gubre Fabrikalari TAS	2,047	10,037
*	Ihlas Holding AS	242,643	9,448
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	149,493	37,566
*	Info Yatirim AS	11,426	3,381
*	Inveo Yatirim Holding AS	8,077	10,261
*	Is Finansal Kiralama AS	21,868	9,072
	Is Yatirim Menkul Degerler AS	180,616	204,105
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	289,664	32,721

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Kontrolmatik Enerji Ve Muhendislik AS	16,998	$33,081
	Koza Altin Isletmeleri AS	66,468	46,524
*	Koza Anadolu Metal Madencilik Isletmeleri AS	14,392	26,486
	LDR Turizm AS	12,962	30,340
	Logo Yazilim Sanayi Ve Ticaret AS	13,580	45,974
*	Margun Enerji Uretim Sanayi VE Ticaret AS	22,838	14,495
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	85,936	292,499
*	MIA Teknoloji AS	54,116	97,027
	Migros Ticaret AS	5,530	88,113
*Ω	MLP Saglik Hizmetleri AS	20,015	222,139
*	NET Holding AS	18,659	19,168
	Otokar Otomotiv Ve Savunma Sanayi AS	3,418	63,010
*	Oyak Yatirim Menkul Degerler AS	14,467	19,018
*	Peker Gayrimenkul Yatirim Ortakligi AS	38,602	6,878
*	Petkim Petrokimya Holding AS	223,129	162,664
	Polisan Holding AS	30,403	11,925
	Politeknik Metal Sanayi ve Ticaret AS	17	4,126
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	74,191	74,307
*	Sasa Polyester Sanayi AS	54,535	76,466
	Sekerbank Turk AS	266,815	34,470
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	40,436	70,604
	Sok Marketler Ticaret AS	49,406	89,237
*	TAV Havalimanlari Holding AS	26,955	210,615
*	Teknosa Ic Ve Dis Ticaret AS	25,300	23,832
	Tofas Turk Otomobil Fabrikasi AS	26,012	220,008
*	Tukas Gida Sanayi ve Ticaret AS	45,675	12,115
*	Tumosan Motor ve Traktor Sanayi AS	7,242	28,225
	Turk Traktor ve Ziraat Makineleri AS	6,206	145,187
	Turkcell Iletisim Hizmetleri AS	153,339	489,131
	Turkiye Garanti Bankasi AS	88,092	329,391
	Turkiye Is Bankasi AS, Class C	677,880	306,668
	Turkiye Petrol Rafinerileri AS	65,129	321,156
	Turkiye Sigorta AS	30,090	54,704
*	Turkiye Sinai Kalkinma Bankasi AS	640,671	243,819
*	Turkiye Vakiflar Bankasi TAO, Class D	186,995	114,863
*	Ulker Biskuvi Sanayi AS	20,543	104,052
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	8,371	30,558
	Vestel Beyaz Esya Sanayi ve Ticaret AS	92,986	56,264
*	Vestel Elektronik Sanayi ve Ticaret AS	24,219	51,660
	Yapi ve Kredi Bankasi AS	510,597	465,096
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	23,522	22,030
*	Zorlu Enerji Elektrik Uretim AS	374,044	61,785
TOTAL TURKEY			9,168,578
UNITED ARAB EMIRATES — (1.7%)
	Abu Dhabi Commercial Bank PJSC	465,031	1,126,725
	Abu Dhabi Islamic Bank PJSC	301,513	1,005,478
	Abu Dhabi National Hotels	323,091	54,439
	Abu Dhabi National Oil Co. for Distribution PJSC	652,537	633,989
*	Abu Dhabi Ports Co. PJSC	97,998	138,727
	Abu Dhabi Ship Building Co. PJSC	25,197	27,457
	ADNOC Drilling Co. PJSC	477,741	572,531
	Agility Global PLC	397,888	125,662
	Agthia Group PJSC	110,755	216,062
*	Ajman Bank PJSC	223,593	113,769
*	AL Seer Marine Supplies & Equipment Co. LLC	19,853	22,441
	AL Yah Satellite Communications Co-PJSC-Yah Sat	236,645	135,844
	Aldar Properties PJSC	313,635	631,163
*	Alpha Dhabi Holding PJSC	55,342	183,115

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
*	Amlak Finance PJSC	281,015	$58,081
*	Aramex PJSC	219,528	148,924
*	Bayanat AI PLC	22,293	14,579
	Burjeel Holdings PLC	124,621	90,656
	Deyaar Development PJSC	434,668	84,141
	Dubai Financial Market PJSC	325,880	113,591
	Dubai Investments PJSC	539,382	299,331
	Dubai Islamic Bank PJSC	1,121,247	1,786,415
	Emaar Development PJSC	309,257	715,280
	Emaar Properties PJSC	950,125	2,232,285
	Emirates Driving Co.	73,716	56,001
	Emirates Integrated Telecommunications Co. PJSC	209,762	345,657
	Emirates NBD Bank PJSC	423,376	2,200,200
*	Emirates Reem Investments PJSC	13,190	9,267
	Emirates Telecommunications Group Co. PJSC	398,437	1,776,882
*	EMSTEEL Building Materials PJSC	40,177	14,667
	Fertiglobe PLC	166,654	112,531
	First Abu Dhabi Bank PJSC	313,204	1,113,004
*	Ghitha Holding PJSC	6,712	55,412
*	Gulf Pharmaceutical Industries PSC	97,181	23,469
*	International Holding Co. PJSC	5,838	659,308
*	Manazel PJSC	301,353	29,955
*	Multiply Group PJSC	795,044	497,990
*	National Corp. for Tourism & Hotels	9,219	7,288
	Palms Sports PrJSC	19,157	52,012
	RAK Properties PJSC	340,523	99,121
	Ras Al Khaimah Ceramics	132,162	83,173
	Salik Co. PJSC	65,360	59,987
*	Shuaa Capital PSC	265,287	16,977
	Taaleem Holdings PJSC	5,617	5,715
	TECOM Group PJSC	18,346	13,683
*	Union Properties PJSC	564,802	58,579
TOTAL UNITED ARAB EMIRATES			17,821,563
UNITED KINGDOM — (0.1%)
	Anglogold Ashanti PLC (ANG SJ)	17,465	502,914
	Anglogold Ashanti PLC (AU US)	15,208	427,040
TOTAL UNITED KINGDOM			929,954
TOTAL COMMON STOCKS			1,013,087,933
PREFERRED STOCKS — (0.8%)
BRAZIL — (0.7%)
*	Alpargatas SA	42,457	64,555
	Banco ABC Brasil SA, 6.906%	40,892	159,197
Ω	Banco BMG SA, 14.917%	29,400	18,245
	Banco Bradesco SA, 10.553%	635,626	1,396,857
	Banco do Estado do Rio Grande do Sul SA Class B, 5.239%	66,633	134,770
	Banco Pan SA, 2.478%	91,800	140,877
	Banco Pine SA, 10.986%	14,200	10,745
	Centrais Eletricas Brasileiras SA Class B, 4.180%	13,100	101,003
	Centrais Eletricas de Santa Catarina SA, 8.053%	3,500	46,564
	Cia de Ferro Ligas da Bahia FERBASA, 6.296%	26,800	38,948
	Cia De Sanena Do Parana, 5.020%	115,531	113,159
	Cia Energetica de Minas Gerais, 9.945%	492,319	945,269
	Cia Energetica do Ceara Class A, 3.148%	2,900	15,710
	Cia Paranaense de Energia - Copel Class B, 3.767%	401,309	715,895
	CTEEP-Cia de Transmissao de Energia Eletrica Paulista, 8.974%	34,600	150,239

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»

BRAZIL — (Continued)
	EMAE-Empresa Metropolitana de Aguas e Energia SA, 4.949%	800	$5,984
	Energisa SA, 4.450%	226	305
	Eucatex SA Industria e Comercio, 6.064%	27,000	72,940
	Gerdau SA, 6.097%	60,179	194,278
	Grazziotin SA, 10.322%	2,103	9,254
	Itau Unibanco Holding SA, 6.925%	401,443	2,404,620
	Marcopolo SA, 7.139%	226,264	242,819
	Raizen SA, 5.668%	430,247	227,441
	Randon SA Implementos e Participacoes, 4.809%	56,100	105,929
	Schulz SA, 5.856%	35,856	40,001
	Track & Field Co. SA, 1.814%	15,700	30,672
	Unipar Carbocloro SA Class B, 5.316%	9,501	87,499
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A, 4.551%	62,000	68,181
TOTAL BRAZIL			7,541,956
CHILE — (0.1%)
	Embotelladora Andina SA Class B, 5.555%	41,683	133,209
	Sociedad Quimica y Minera de Chile SA Class B, 2.207%	6,492	246,136
TOTAL CHILE			379,345
COLOMBIA — (0.0%)
	Grupo Aval Acciones y Valores SA, 8.282%	542,864	56,953
	Grupo de Inversiones Suramericana SA, 6.233%	26,195	139,025
TOTAL COLOMBIA			195,978
INDIA — (0.0%)
*††	Sundaram Clayton Ltd.	160	16
PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	3,315	2,016
TOTAL PREFERRED STOCKS			8,119,311
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Diagnosticos da America SA Warrants 04/30/2025	200	38
*	Grupo Casas Bahia SA Warrants 09/19/2024	212,893	376
*	Localiza Rent a Car SA Rights 08/06/2024	935	1,916
*	Zamp SA Rights 08/27/2024	13,091	162
TOTAL BRAZIL			2,492
INDIA — (0.0%)
*	Tata Consumer Products Ltd. Rights 08/19/2024	2,376	10,500
SOUTH AFRICA — (0.0%)
*	Brait PLC Rights 08/08/2024	467,394	7,699
*	Pick n Pay Stores Ltd. Rights 08/02/2024	31,163	12,645
TOTAL SOUTH AFRICA			20,344
TAIWAN — (0.0%)
*	Mercuries Life Insurance Co. Ltd. Rights 07/30/2024	40,181	1,100
*	Shin Zu Shing Co. Ltd. Rights 09/13/2024	1,593	1,988
*	Taiwan Hopax Chemicals Manufacturing Co. Ltd. Rights 08/19/2024	6,182	809
*	Winbond Electronics Corp. Rights 08/12/2024	51,602	235
TOTAL TAIWAN			4,132

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»

THAILAND — (0.0%)
*	Northeast Rubber PCL Warrants 05/15/2026	36,117	$780
*	Rml Rates Rec (F) Rights	76,407	0
TOTAL THAILAND			780
TURKEY — (0.0%)
*	Kontrolmatik Enerji Ve Muhendislik AS Rights 08/02/2024	7,555	14,475
TOTAL RIGHTS/WARRANTS			52,723
TOTAL INVESTMENT SECURITIES (Cost $846,396,046)			1,021,259,967

			Value†
SECURITIES LENDING COLLATERAL — (0.9%)
@§	The DFA Short Term Investment Fund	815,379	9,431,494
TOTAL INVESTMENTS — (100.0%)
(Cost $855,827,776)^^			$1,030,691,461
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$33,663,766	$527,590	—	$34,191,356
Chile	1,568,568	4,308,557	—	5,877,125
China	21,342,456	215,238,223	$408,094	236,988,773
Colombia	1,121,296	11,698	—	1,132,994
Czech Republic	—	253,601	—	253,601
Greece	55,909	4,625,885	—	4,681,794
Hong Kong	—	229,549	—	229,549
Hungary	—	1,947,488	—	1,947,488
India	10,261,561	207,024,991	4,582	217,291,134
Indonesia	73,144	5,747,702	20,075	5,840,921
Kuwait	—	5,413,597	—	5,413,597
Malaysia	—	13,674,986	89	13,675,075
Mexico	21,257,349	218,469	—	21,475,818
Peru	911,695	—	—	911,695
Philippines	—	2,638,401	—	2,638,401
Poland	—	9,735,147	—	9,735,147
Qatar	—	7,301,281	—	7,301,281
Saudi Arabia	46,682	34,916,583	—	34,963,265
South Africa	2,155,124	21,399,205	—	23,554,329
South Korea	6,833,705	134,381,793	173,772	141,389,270
Taiwan	14,048,692	189,076,519	2,049	203,127,260
Thailand	10,903,703	1,641,686	2,576	12,547,965
Turkey	—	9,168,578	—	9,168,578
United Arab Emirates	1,902,544	15,919,019	—	17,821,563
United Kingdom	427,040	502,914	—	929,954
Preferred Stocks
Brazil	7,523,711	18,245	—	7,541,956
Chile	—	379,345	—	379,345
Colombia	195,978	—	—	195,978
India	—	—	16	16
Philippines	—	2,016	—	2,016

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Rights/Warrants
Brazil	—	$2,492	—	$2,492
India	—	10,500	—	10,500
South Africa	—	20,344	—	20,344
Taiwan	—	4,132	—	4,132
Thailand	—	780	—	780
Turkey	—	14,475	—	14,475
Securities Lending Collateral	—	9,431,494	—	9,431,494
Total Investments in Securities	$134,292,923	$895,787,285	$611,253˂˃	$1,030,691,461

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

Emerging Markets Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)
		Shares	Value»
COMMON STOCKS — (99.2%)
BRAZIL — (2.7%)
*	Anima Holding SA	25,800	$16,421
*	Atacadao SA	73,635	120,552
	Bemobi Mobile Tech SA	10,600	27,099
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	9,958	46,391
	Brisanet Participacoes SA	17,321	12,494
*	C&A Modas SA	20,700	30,888
	Camil Alimentos SA	21,849	34,071
*	Cia Brasileira de Aluminio	24,591	23,086
*	Cia Brasileira de Distribuicao	52,753	24,716
	Cia Siderurgica Nacional SA (CSNA3 BZ)	96,638	202,634
	Cia Siderurgica Nacional SA (SID US), Sponsored ADR	4,584	9,626
*	Cogna Educacao SA	294,692	79,194
*	Construtora Tenda SA	25,640	59,248
	Cosan SA	186,285	440,340
	Cruzeiro do Sul Educacional SA	33,100	23,350
	CSU Digital SA	3,400	11,686
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	49,348	170,044
Ω	Desktop SA	12,700	36,577
	Dexco SA	81,166	104,899
	Dimed SA Distribuidora da Medicamentos	27,700	49,904
*	Embraer SA (EMBR3 BZ)	61,354	475,221
*	Embraer SA (ERJ US), Sponsored ADR	6,184	192,075
	Empreendimentos Pague Menos SA	46,258	20,855
*	Enauta Participacoes SA	27,300	104,448
	Even Construtora e Incorporadora SA	24,000	26,690
	Ez Tec Empreendimentos e Participacoes SA	19,478	45,422
	Fleury SA	31,185	83,584
	Gerdau SA, Sponsored ADR	102,288	331,413
	Grendene SA	49,460	51,417
*	Grupo De Moda Soma SA	41,304	43,377
	Grupo Mateus SA	33,000	39,032
	Grupo SBF SA	22,200	59,345
	Guararapes Confeccoes SA	8,500	10,294
*Ω	Hapvida Participacoes e Investimentos SA	821,591	591,193
*	Hidrovias do Brasil SA	44,675	27,803
	Hypera SA	40,700	207,236
	Iochpe Maxion SA	29,100	64,259
	Irani Papel e Embalagem SA	23,183	34,593
*	IRB-Brasil Resseguros SA	10,280	53,268
	Jalles Machado SA	19,672	24,346
	JHSF Participacoes SA	78,158	56,378
	Lavvi Empreendimentos Imobiliarios SA	16,300	25,677
	Lojas Quero-Quero SA	26,575	18,371
	Lojas Renner SA	152,469	357,441
*Ω	LWSA SA	44,827	34,872
	M Dias Branco SA	12,228	58,241
*	Marfrig Global Foods SA	62,861	125,696
*	Moura Dubeux Engenharia SA	15,700	39,082
	Natura & Co. Holding SA	151,035	398,673
	Petroreconcavo SA	21,476	78,445
	Porto Seguro SA	35,644	192,835
	Positivo Tecnologia SA	17,500	20,915
	Romi SA	14,050	26,206
	Sao Carlos Empreendimentos e Participacoes SA	4,400	18,942
	Sao Martinho SA	31,696	162,847

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
*Ω	Ser Educacional SA	16,700	$15,471
*	Simpar SA	20,100	22,495
	SLC Agricola SA	43,400	137,808
	TIM SA	106,529	329,410
	Tres Tentos Agroindustrial SA	22,097	41,724
	Tupy SA	12,000	52,403
	Ultrapar Participacoes SA (UGPA3 BZ)	81,056	318,283
	Unifique Telecomunicacoes SA	13,000	7,814
	Usinas Siderurgicas de Minas Gerais SA Usiminas	24,300	25,949
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	13,000	39,440
	Vibra Energia SA	130,618	534,836
*	Zamp SA	1,200	704
TOTAL BRAZIL			7,150,049
CHILE — (0.3%)
*	CAP SA	10,981	61,908
	Cia Sud Americana de Vapores SA	2,409,530	165,594
	Empresa Nacional de Telecomunicaciones SA	23,159	65,124
	Empresas CMPC SA	144,812	251,533
	Inversiones Aguas Metropolitanas SA	44,431	32,457
	PAZ Corp. SA	14,316	8,381
*	Ripley Corp. SA	148,996	42,870
	Salfacorp SA	72,948	43,217
	Sociedad Matriz SAAM SA	288,075	32,304
	SONDA SA	85,422	36,096
TOTAL CHILE			739,484
CHINA — (19.6%)
	361 Degrees International Ltd.	178,000	78,324
Ω	3SBio, Inc.	331,000	259,633
*	5I5J Holding Group Co. Ltd., Class A	18,200	7,052
	AAC Technologies Holdings, Inc.	152,000	556,395
*	Addsino Co. Ltd., Class A	20,700	18,743
	Advanced Technology & Materials Co. Ltd., Class A	28,900	34,324
	AECC Aero-Engine Control Co. Ltd., Class A	10,500	31,740
*	Aerospace Hi-Tech Holdings Group Ltd., Class A	22,100	28,616
*	Agora, Inc., ADR	14,672	36,680
	Aisino Corp., Class A	23,900	27,003
#*	Alibaba Pictures Group Ltd.	2,470,000	124,799
#Ω	A-Living Smart City Services Co. Ltd.	123,250	42,743
*Ω	Alliance International Education Leasing Holdings Ltd.	210,000	12,341
	Allmed Medical Products Co. Ltd., Class A	10,200	9,304
	Aluminum Corp. of China Ltd., Class H	202,000	113,077
*	Angang Steel Co. Ltd., Class H	264,600	40,992
	Anhui Conch Cement Co. Ltd., Class H	206,500	503,495
	Anhui Construction Engineering Group Co. Ltd., Class A	37,200	21,697
	Anhui Guangxin Agrochemical Co. Ltd., Class A	8,820	13,771
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	22,700	32,505
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	7,400	14,129
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	24,400	14,930
	Anhui Jinhe Industrial Co. Ltd., Class A	8,800	25,046
*	Anhui Tatfook Technology Co. Ltd., Class A	7,100	6,913
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	16,700	19,679
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	14,800	12,837
	Anhui Xinhua Media Co. Ltd., Class A	22,500	19,582
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	21,800	36,618
	Anton Oilfield Services Group	374,000	26,749

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Aoshikang Technology Co. Ltd., Class A	6,000	$21,655
	Aotecar New Energy Technology Co. Ltd., Class A	60,800	20,647
	APT Satellite Holdings Ltd.	118,000	32,471
*Ω	Arrail Group Ltd.	22,500	12,289
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	8,400	18,021
	Asia Cement China Holdings Corp.	76,500	28,254
Ω	AsiaInfo Technologies Ltd.	53,600	31,314
	AviChina Industry & Technology Co. Ltd., Class H	401,000	196,158
Ω	BAIC Motor Corp. Ltd., Class H	336,000	90,771
*Ω	Bairong, Inc.	42,500	49,285
	Bank of Chongqing Co. Ltd., Class H	69,500	45,159
	Bank of Guiyang Co. Ltd., Class A	38,500	28,020
	Bank of Guizhou Co. Ltd., Class H	36,000	7,106
Ω	Bank of Qingdao Co. Ltd., Class H	202,500	60,611
	Bank of Suzhou Co. Ltd., Class A	21,200	21,116
	Bank of Xi'an Co. Ltd., Class A	90,300	41,508
	Baoji Titanium Industry Co. Ltd., Class A	5,700	19,508
*	Baoye Group Co. Ltd., Class H	50,000	30,875
*	Baozun, Inc. (BZUN US), Sponsored ADR	5,494	13,021
	BBMG Corp., Class H	451,000	34,035
	Befar Group Co. Ltd., Class A	33,500	16,465
	Beibuwan Port Co. Ltd., Class A	20,900	22,148
*	Beijing Capital Development Co. Ltd., Class A	63,400	18,748
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	97,760	39,633
*	Beijing Capital International Airport Co. Ltd., Class H	384,000	127,799
	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	10,250	10,694
*	Beijing Cuiwei Tower Co. Ltd., Class A	25,400	21,748
	Beijing Easpring Material Technology Co. Ltd., Class A	5,100	21,744
	Beijing Energy International Holding Co. Ltd.	1,042,000	21,747
	Beijing Enterprises Holdings Ltd.	104,000	345,078
	Beijing Enterprises Water Group Ltd.	808,000	249,309
	Beijing Gehua CATV Network Co. Ltd., Class A	11,200	9,431
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	14,852	10,843
	Beijing Haohua Energy Resource Co. Ltd., Class A	22,200	24,745
*	Beijing Jetsen Technology Co. Ltd., Class A	31,300	16,823
	Beijing Jingyuntong Technology Co. Ltd., Class A	32,300	11,052
	Beijing North Star Co. Ltd., Class H	92,000	7,426
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	23,100	20,354
	Beijing Originwater Technology Co. Ltd., Class A	72,062	42,180
	Beijing Shougang Co. Ltd., Class A	37,300	14,402
*	Beijing Shunxin Agriculture Co. Ltd., Class A	8,900	21,150
	Beijing Sinnet Technology Co. Ltd., Class A	17,000	19,483
	Beijing SL Pharmaceutical Co. Ltd., Class A	11,100	11,063
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	22,700	11,420
*	Beijing Watertek Information Technology Co. Ltd., Class A	58,000	17,959
	Beijing Yanjing Brewery Co. Ltd., Class A	29,000	37,829
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	4,000	22,574
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	15,870	18,258
*	Bengang Steel Plates Co. Ltd., Class A	61,300	22,557
	Best Pacific International Holdings Ltd., Class H	34,000	9,856
	BGI Genomics Co. Ltd., Class A	6,900	34,479
	Binhai Investment Co. Ltd.	67,860	9,904
Ω	Blue Moon Group Holdings Ltd.	158,000	40,888
	Bluestar Adisseo Co., Class A	9,400	14,549
Ω	BOC Aviation Ltd.	34,900	306,238
	BOC International China Co. Ltd., Class A	16,100	20,961
*	BOE HC SemiTek Corp., Class A	17,900	10,658
	BOE Varitronix Ltd.	75,000	42,918

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Bohai Leasing Co. Ltd., Class A	71,897	$28,884
	Boyaa Interactive International Ltd.	124,000	27,180
	Bright Dairy & Food Co. Ltd., Class A	14,600	16,609
††	Brilliance China Automotive Holdings Ltd.	424,000	207,509
	Bros Eastern Co. Ltd., Class A	15,400	10,066
	B-Soft Co. Ltd., Class A	45,500	21,732
	BTG Hotels Group Co. Ltd., Class A	21,000	36,065
	BYD Electronic International Co. Ltd.	30,500	118,702
*	C C Land Holdings Ltd.	243,000	37,377
	C&D International Investment Group Ltd.	139,105	233,157
	C&S Paper Co. Ltd., Class A	19,400	19,460
#*Ω	CALB Group Co. Ltd.	18,900	32,651
	Camel Group Co. Ltd., Class A	13,000	13,483
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	50,000	21,681
	Canny Elevator Co. Ltd., Class A	14,700	11,896
	CCCC Design & Consulting Group Co. Ltd., Class A	18,300	23,195
	CCS Supply Chain Management Co. Ltd., Class A	14,100	7,571
	CECEP Solar Energy Co. Ltd., Class A	43,300	26,682
	CECEP Wind-Power Corp., Class A	57,510	23,966
	Central China Land Media Co. Ltd., Class A	14,400	20,481
	Central China Securities Co. Ltd., Class H	136,000	18,771
#	CGN New Energy Holdings Co. Ltd.	262,000	78,086
*	CGN Nuclear Technology Development Co. Ltd., Class A	24,800	21,455
	Changchun Faway Automobile Components Co. Ltd., Class A	16,200	17,919
	Changjiang & Jinggong Steel Building Group Co. Ltd., Class A	62,400	21,500
	Changjiang Publishing & Media Co. Ltd., Class A	10,100	11,311
*	ChangYuan Technology Group Ltd., Class A	31,500	16,881
	Chaoju Eye Care Holdings Ltd.	47,500	17,738
	Chaowei Power Holdings Ltd.	99,000	18,470
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	9,700	15,545
	Chengdu Hongqi Chain Co. Ltd., Class A	31,400	19,114
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	9,200	26,623
	Chengdu Wintrue Holding Co. Ltd., Class A	12,100	11,485
	Chengtun Mining Group Co. Ltd., Class A	30,900	20,352
	Chenguang Biotech Group Co. Ltd., Class A	5,600	6,241
	Chengxin Lithium Group Co. Ltd., Class A	12,500	22,528
	Chengzhi Co. Ltd., Class A	12,800	12,663
#	Chervon Holdings Ltd.	19,400	44,334
*	China Aerospace International Holdings Ltd.	434,000	16,086
	China Animal Husbandry Industry Co. Ltd., Class A	15,900	14,717
	China BlueChemical Ltd., Class H	310,000	77,321
#*Ω	China Bohai Bank Co. Ltd., Class H	330,500	39,763
	China CAMC Engineering Co. Ltd., Class A	8,800	8,907
#	China Chunlai Education Group Co. Ltd.	54,000	32,307
	China Cinda Asset Management Co. Ltd., Class H	1,032,000	84,593
	China Coal Energy Co. Ltd., Class H	157,000	159,058
	China Communications Services Corp. Ltd., Class H	416,000	213,721
	China Conch Environment Protection Holdings Ltd.	122,000	12,510
	China Conch Venture Holdings Ltd.	146,000	127,590
	China CYTS Tours Holding Co. Ltd., Class A	7,200	9,950
	China Design Group Co. Ltd., Class A	8,200	10,205
#Ω	China Development Bank Financial Leasing Co. Ltd., Class H	378,000	70,610
#*††	China Dili Group	334,200	5,296
	China Dongxiang Group Co. Ltd.	642,000	25,055
	China Education Group Holdings Ltd.	146,278	75,757
	China Electronics Huada Technology Co. Ltd.	72,000	10,442
	China Electronics Optics Valley Union Holding Co. Ltd.	468,000	16,443
	China Energy Engineering Corp. Ltd. (3996 HK), Class H	96,000	10,322
	China Energy Engineering Corp. Ltd. (601868 C1), Class A	228,779	69,964

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Everbright Ltd.	94,000	$46,982
Ω	China Feihe Ltd.	605,000	273,999
*	China Film Co. Ltd., Class A	14,700	21,850
*	China First Heavy Industries Co. Ltd., Class A	57,700	19,328
	China Foods Ltd.	180,000	62,667
	China Galaxy Securities Co. Ltd., Class H	632,500	323,725
	China Gas Holdings Ltd.	546,200	496,725
	China Glass Holdings Ltd.	62,000	4,350
*	China Gold International Resources Corp. Ltd. (2099 HK)	39,600	216,206
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	23,800	28,986
*	China High Speed Transmission Equipment Group Co. Ltd.	74,000	9,755
	China Hongqiao Group Ltd.	396,000	493,260
#Ω	China International Capital Corp. Ltd., Class H	220,800	246,102
	China International Marine Containers Group Co. Ltd., Class H	199,870	155,280
	China Jinmao Holdings Group Ltd.	542,298	42,999
	China Lesso Group Holdings Ltd.	174,000	69,068
	China Lilang Ltd.	100,000	53,946
#*Ω	China Literature Ltd.	71,000	230,069
	China Medical System Holdings Ltd.	214,000	177,475
	China Meheco Group Co. Ltd., Class A	15,260	21,864
	China Meidong Auto Holdings Ltd.	208,000	54,859
	China Mengniu Dairy Co. Ltd.	503,000	841,666
	China Merchants Port Holdings Co. Ltd.	215,610	317,040
	China Merchants Property Operation & Service Co. Ltd., Class A	14,200	19,517
Ω	China Merchants Securities Co. Ltd., Class H	86,800	69,035
#	China Modern Dairy Holdings Ltd.	643,000	55,200
	China National Accord Medicines Corp. Ltd., Class A	5,200	21,797
	China National Building Material Co. Ltd., Class H	808,000	267,796
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	23,600	15,621
	China Nonferrous Mining Corp. Ltd.	184,000	131,045
*	China Oil & Gas Group Ltd.	1,080,000	26,628
	China Oilfield Services Ltd., Class H	304,000	267,792
	China Oriental Group Co. Ltd.	252,000	38,379
	China Overseas Grand Oceans Group Ltd.	309,590	63,670
	China Publishing & Media Co. Ltd., Class A	28,500	23,269
	China Railway Hi-tech Industry Co. Ltd., Class A	32,800	34,047
*	China Railway Materials Co. Ltd., Class A	64,200	22,503
Ω	China Railway Signal & Communication Corp. Ltd., Class H	286,000	118,623
	China Railway Tielong Container Logistics Co. Ltd., Class A	25,900	22,374
*	China Rare Earth Holdings Ltd.	348,000	13,579
	China Reinsurance Group Corp., Class H	1,116,000	75,694
#*††Ω	China Renaissance Holdings Ltd.	44,400	7,729
	China Resources Building Materials Technology Holdings Ltd.	186,000	42,780
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	15,400	39,413
	China Resources Gas Group Ltd.	64,700	219,577
	China Resources Medical Holdings Co. Ltd.	161,000	65,997
Ω	China Resources Pharmaceutical Group Ltd.	364,000	248,895
#	China Risun Group Ltd.	220,000	83,880
*	China Ruifeng Renewable Energy Holdings Ltd.	294,000	19,165
*	China Sanjiang Fine Chemicals Co. Ltd.	149,000	32,312
Ω	China Shengmu Organic Milk Ltd.	453,000	10,654
	China Shineway Pharmaceutical Group Ltd.	66,000	67,986
	China South Publishing & Media Group Co. Ltd., Class A	18,600	30,419
	China State Construction International Holdings Ltd.	304,000	424,990
*	China Sunshine Paper Holdings Co. Ltd.	117,500	32,283
	China Taiping Insurance Holdings Co. Ltd.	283,400	301,719
*††	China Tianrui Group Cement Co. Ltd.	72,000	332
	China Tianying, Inc., Class A	40,700	25,985

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	China Traditional Chinese Medicine Holdings Co. Ltd.	580,000	$245,088
	China TransInfo Technology Co. Ltd., Class A	21,600	26,321
	China Travel International Investment Hong Kong Ltd.	416,000	58,607
#*	China Vanke Co. Ltd., Class H	402,000	220,437
*††	China Vered Financial Holding Corp. Ltd.	3,700,000	26,895
	China West Construction Group Co. Ltd., Class A	12,600	8,972
	China XLX Fertiliser Ltd.	113,000	51,852
	China Yongda Automobiles Services Holdings Ltd.	136,000	27,155
*Ω	China Youran Dairy Group Ltd.	130,000	18,625
	China Zheshang Bank Co. Ltd., Class H	501,099	136,001
††	China Zhongwang Holdings Ltd.	360,400	14,531
	Chinasoft International Ltd.	466,000	227,083
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	20,100	36,269
	Chongqing Department Store Co. Ltd., Class A	5,800	15,424
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	23,400	40,459
	Chongqing Gas Group Corp. Ltd., Class A	9,214	7,168
	Chongqing Machinery & Electric Co. Ltd., Class H	126,000	8,865
	Chongqing Road & Bridge Co. Ltd., Class A	30,200	17,068
	Chongqing Rural Commercial Bank Co. Ltd., Class H	411,000	212,805
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	28,400	35,558
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	17,828	31,991
	CIMC Enric Holdings Ltd.	128,000	119,110
	Cisen Pharmaceutical Co. Ltd., Class A	8,300	15,320
	CITIC Resources Holdings Ltd.	674,000	33,593
	City Development Environment Co. Ltd., Class A	17,280	28,266
*	Citychamp Watch & Jewellery Group Ltd.	188,000	23,568
*	ClouDr Group Ltd.	41,700	9,244
#*	CMGE Technology Group Ltd.	302,000	32,908
	CMST Development Co. Ltd., Class A	27,600	18,778
*	CNFinance Holdings Ltd., ADR	6,200	6,696
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	65,400	30,880
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	14,040	14,599
*	COFCO Biotechnology Co. Ltd., Class A	17,700	12,514
	COFCO Capital Holdings Co. Ltd., Class A	18,700	20,927
#*	COFCO Joycome Foods Ltd.	564,000	114,147
	COFCO Sugar Holding Co. Ltd., Class A	19,200	23,317
	Cofoe Medical Technology Co. Ltd., Class A	3,500	15,544
	Comba Telecom Systems Holdings Ltd.	252,000	28,084
	Concord New Energy Group Ltd.	1,520,000	114,752
	Consun Pharmaceutical Group Ltd.	112,000	80,198
	Continental Aerospace Technologies Holding Ltd.	868,000	15,052
#	COSCO SHIPPING Development Co. Ltd., Class H	819,000	98,479
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	52,000	62,380
	COSCO SHIPPING International Hong Kong Co. Ltd.	116,000	54,878
	COSCO SHIPPING Ports Ltd.	291,017	172,996
	COSCO SHIPPING Specialized Carriers Co. Ltd., Class A	23,500	19,012
	CPMC Holdings Ltd.	140,000	124,587
	CQ Pharmaceutical Holding Co. Ltd., Class A	41,800	27,468
	CSG Holding Co. Ltd., Class A	37,592	26,222
	CSSC Hong Kong Shipping Co. Ltd.	300,000	60,329
	CTS International Logistics Corp. Ltd., Class A	20,600	15,930
#*	Dada Nexus Ltd., ADR	12,790	16,883
	Dajin Heavy Industry Co. Ltd., Class A	5,200	15,923
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	36,900	21,920
	Dashang Co. Ltd., Class A	9,790	21,813
	Dawnrays Pharmaceutical Holdings Ltd.	155,000	22,658
	Deppon Logistics Co. Ltd., Class A	7,000	12,492
*	Dezhan Healthcare Co. Ltd., Class A	69,800	23,077
	DHC Software Co. Ltd., Class A	40,200	25,781

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Dian Diagnostics Group Co. Ltd., Class A	6,600	$11,461
	Digital China Group Co. Ltd., Class A	3,600	11,802
	Digital China Holdings Ltd.	131,000	53,490
	Digital China Information Service Group Co. Ltd., Class A	13,800	16,984
	Do-Fluoride New Materials Co. Ltd., Class A	5,200	7,890
	Dongfang Electric Corp. Ltd., Class H	69,800	93,631
*	Dongfeng Motor Group Co. Ltd., Class H	222,000	65,087
	Dongguan Aohai Technology Co. Ltd., Class A	3,600	15,836
	Dongguan Development Holdings Co. Ltd., Class A	20,800	29,549
	Dongxing Securities Co. Ltd., Class A	21,300	25,918
	Dongyue Group Ltd.	243,000	211,719
*	DouYu International Holdings Ltd.	4,091	69,138
	Dynagreen Environmental Protection Group Co. Ltd., Class H	77,000	26,316
	East Group Co. Ltd., Class A	26,600	10,014
	Easyhome New Retail Group Co. Ltd., Class A	58,000	20,657
	E-Commodities Holdings Ltd.	260,000	52,536
	Edvantage Group Holdings Ltd.	53,740	15,342
	EEKA Fashion Holdings Ltd.	40,500	47,175
	Era Co. Ltd., Class A	28,900	15,852
	Essex Bio-technology Ltd.	59,000	18,816
	Eternal Asia Supply Chain Management Ltd., Class A	31,100	13,089
	EVA Precision Industrial Holdings Ltd.	196,000	17,035
Ω	Everbright Securities Co. Ltd., Class H	65,200	42,384
#*Ω	Everest Medicines Ltd.	24,500	61,264
	Fangda Special Steel Technology Co. Ltd., Class A	24,000	13,291
#	Far East Horizon Ltd.	267,000	182,295
	Far East Smarter Energy Co. Ltd., Class A	33,200	16,978
*	Farasis Energy Gan Zhou Co. Ltd., Class A	15,604	20,822
	FAWER Automotive Parts Co. Ltd., Class A	23,200	16,428
	FESCO Group Co. Ltd., Class A	7,200	15,644
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	14,100	30,612
*	FIH Mobile Ltd.	589,000	59,801
	FinVolution Group, ADR	26,423	147,440
	Foshan Electrical & Lighting Co. Ltd., Class A	20,800	13,622
	Fosun International Ltd.	412,500	214,892
	Fufeng Group Ltd.	313,000	184,893
	Fujian Funeng Co. Ltd., Class A	14,210	21,067
	Fujian Longking Co. Ltd., Class A	7,900	12,782
	Fujian Star-net Communication Co. Ltd., Class A	10,400	19,145
	Fujian Sunner Development Co. Ltd., Class A	11,100	20,695
	Fujian Yuanli Active Carbon Co. Ltd., Class A	10,300	19,071
	Fushun Special Steel Co. Ltd., Class A	24,500	19,845
	Gansu Energy Chemical Co. Ltd., Class A	102,700	39,958
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd., Class A	83,950	13,950
	Gansu Shangfeng Cement Co. Ltd., Class A	12,600	11,269
	Gaush Meditech Ltd.	4,200	6,786
	GCL Energy Technology Co. Ltd., Class A	25,936	28,264
	GCL Technology Holdings Ltd.	166,000	23,356
*	GDS Holdings Ltd. (9698 HK), Class A	197,600	275,345
	Geely Automobile Holdings Ltd.	973,001	988,648
	Gemdale Corp., Class A	62,100	27,130
	Gemdale Properties & Investment Corp. Ltd.	676,000	18,345
Ω	Genertec Universal Medical Group Co. Ltd.	176,500	98,999
	GF Securities Co. Ltd., Class H	187,000	160,759
*	Global New Material International Holdings Ltd.	55,000	25,941
*	Glorious Property Holdings Ltd.	294,000	376
	Goldenmax International Group Ltd., Class A	8,100	7,278
	Goldwind Science & Technology Co. Ltd., Class H	143,478	73,989
*	Goodbaby International Holdings Ltd.	204,000	16,729

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Grand Pharmaceutical Group Ltd., Class L	189,500	$108,041
	Greatview Aseptic Packaging Co. Ltd.	194,000	59,146
	Greentown China Holdings Ltd.	220,500	166,867
	Greentown Service Group Co. Ltd.	282,000	123,363
	Guangdong Advertising Group Co. Ltd., Class A	41,100	28,842
	Guangdong Construction Engineering Group Co. Ltd., Class A	41,700	20,564
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	23,600	18,533
	Guangdong DFP New Material Group Co. Ltd.	19,800	7,542
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	15,800	14,532
	Guangdong Dongpeng Holdings Co. Ltd., Class A	14,700	12,087
	Guangdong Dowstone Technology Co. Ltd., Class A	12,300	15,505
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	9,700	10,414
	Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	12,200	24,586
*	Guangdong Guanhao High-Tech Co. Ltd., Class A	57,600	22,322
	Guangdong Hongtu Technology Holdings Co. Ltd., Class A	8,200	12,120
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	3,700	12,142
	Guangdong Provincial Expressway Development Co. Ltd., Class A	10,100	15,149
	Guangdong Tapai Group Co. Ltd., Class A	17,100	16,739
	Guangdong Vanward New Electric Co. Ltd., Class A	6,700	8,792
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	8,900	16,631
*	Guanghui Logistics Co. Ltd., Class A	17,000	12,433
	Guangshen Railway Co. Ltd., Class H	280,000	85,274
	Guangxi Liugong Machinery Co. Ltd., Class A	21,300	29,610
	Guangxi LiuYao Group Co. Ltd., Class A	3,700	8,859
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	26,600	8,285
	Guangzhou Automobile Group Co. Ltd., Class H	488,000	179,987
*	Guangzhou Baiyun International Airport Co. Ltd., Class A	27,945	37,239
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	30,000	76,461
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	7,100	18,648
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	8,100	32,595
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	9,300	38,260
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	28,200	20,814
	Guilin Layn Natural Ingredients Corp., Class A	12,100	11,779
	Guizhou Chanhen Chemical Corp., Class A	7,600	18,104
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	20,900	15,940
	Guizhou Tyre Co. Ltd., Class A	27,600	18,639
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	22,500	10,429
	Guizhou Zhenhua E-chem, Inc., Class A	6,533	7,965
*	Guoguang Electric Co. Ltd., Class A	12,600	20,055
	Guomai Technologies, Inc., Class A	19,700	16,591
*	Guosheng Financial Holding, Inc., Class A	24,900	35,425
#Ω	Guotai Junan Securities Co. Ltd., Class H	72,600	75,702
	Hainan Haide Capital Management Co. Ltd., Class A	31,100	23,540
*	Hainan Meilan International Airport Co. Ltd., Class H	41,000	40,069
	Hainan Mining Co. Ltd., Class A	18,400	14,896
	Haitian International Holdings Ltd.	68,000	197,287
	Haitong Securities Co. Ltd., Class H	474,800	219,529
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	310,000	30,600
	Hand Enterprise Solutions Co. Ltd., Class A	23,000	19,949
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	34,100	38,334
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	1,900	9,828
	Hangzhou Iron & Steel Co., Class A	63,800	32,563
	Hangzhou Lion Microelectronics Co. Ltd., Class A	7,000	22,835
	Hangzhou Onechance Tech Corp., Class A	7,700	16,420
	Han's Laser Technology Industry Group Co. Ltd., Class A	11,500	35,074
	Harbin Electric Co. Ltd., Class H	164,000	53,015
*	Harbin Pharmaceutical Group Co. Ltd., Class A	28,000	12,130
	HBIS Resources Co. Ltd., Class A	11,400	22,371

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*Ω	HBM Holdings Ltd.	63,000	$11,119
	Health & Happiness H&H International Holdings Ltd.	36,500	40,029
	Hefei Urban Construction Development Co. Ltd., Class A	23,700	14,449
	Helens International Holdings Co. Ltd.	37,500	9,962
	Hello Group, Inc., Sponsored ADR	25,620	172,935
	Henan Liliang Diamond Co. Ltd., Class A	2,600	9,191
	Henan Mingtai Al Industrial Co. Ltd., Class A	19,640	33,244
	Henan Pinggao Electric Co. Ltd., Class A	18,300	50,748
	Henan Thinker Automatic Equipment Co. Ltd., Class A	7,700	20,868
*	Henan Yicheng New Energy Co. Ltd., Class A	20,400	8,325
	Henan Yuguang Gold & Lead Co. Ltd., Class A	24,400	20,057
*	Henan Zhongfu Industry Co. Ltd., Class A	44,100	14,946
	Hengan International Group Co. Ltd.	108,000	337,377
*	Hengdeli Holdings Ltd.	392,000	6,246
	Hengtong Logistics Co. Ltd., Class A	20,400	23,213
	Hengyi Petrochemical Co. Ltd., Class A	23,800	21,303
	Hesteel Co. Ltd., Class A	142,500	38,288
*	Hi Sun Technology China Ltd.	390,000	17,985
	HMT Xiamen New Technical Materials Co. Ltd., Class A	7,700	19,457
*	HNA Technology Co. Ltd., Class A	65,000	19,793
	Homeland Interactive Technology Ltd.	66,000	11,742
*	Hopson Development Holdings Ltd.	226,895	86,978
*	Horizon Construction Development Ltd.	137,332	26,216
	Hoyuan Green Energy Co. Ltd., Class A	8,900	19,491
#Ω	Hua Hong Semiconductor Ltd.	110,000	291,675
	Huaan Securities Co. Ltd., Class A	39,500	25,600
	Huabao Flavours & Fragrances Co. Ltd., Class A	3,900	8,231
*	Huafon Microfibre Shanghai Technology Co. Ltd., Class A	37,200	20,441
*	Huafu Fashion Co. Ltd., Class A	38,500	18,417
	Huaihe Energy Group Co. Ltd., Class A	41,600	20,145
	Huangshan Tourism Development Co. Ltd., Class A	7,000	10,876
	Huapont Life Sciences Co. Ltd., Class A	18,200	10,000
Ω	Huatai Securities Co. Ltd., Class H	219,000	242,298
	Huaxin Cement Co. Ltd. (600801 C1), Class A	17,600	35,652
	Huaxin Cement Co. Ltd. (6655 HK), Class H	46,000	47,178
*	Hubei Biocause Pharmaceutical Co. Ltd., Class A	59,300	15,445
	Hubei Chutian Smart Communication Co. Ltd., Class A	34,000	20,833
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	13,000	33,609
	Hubei Yihua Chemical Industry Co. Ltd., Class A	13,900	22,539
	Huishang Bank Corp. Ltd., Class H	31,000	8,717
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	63,300	19,529
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	13,300	9,435
	HUYA, Inc., ADR	6,883	29,322
*	HyUnion Holding Co. Ltd., Class A	23,200	16,960
	IKD Co. Ltd., Class A	17,300	33,132
*Ω	IMAX China Holding, Inc.	16,100	17,292
	Infore Environment Technology Group Co. Ltd., Class A	41,500	24,839
	Inkeverse Group Ltd.	144,000	13,467
	Inmyshow Digital Technology Group Co. Ltd., Class A	38,600	20,393
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	39,700	37,254
	Inspur Digital Enterprise Technology Ltd.	52,000	20,961
	Intco Medical Technology Co. Ltd., Class A	7,680	29,211
	Intron Technology Holdings Ltd.	67,000	12,885
	Jade Bird Fire Co. Ltd., Class A	8,960	14,173
	Jangho Group Co. Ltd., Class A	15,800	10,492
*Ω	JD Health International, Inc.	170,850	474,202
*Ω	JD Logistics, Inc.	264,700	272,247
	Jiang Su Suyan Jingshen Co. Ltd., Class A	16,400	21,253
	Jiangling Motors Corp. Ltd., Class A	13,700	60,853

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd., Class A	15,000	$10,662
	Jiangsu Azure Corp., Class A	10,600	12,506
	Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	62,300	24,140
	Jiangsu Changshu Automotive Trim Group Co. Ltd., Class A	10,600	18,718
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	35,970	36,080
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	10,400	13,097
	Jiangsu Etern Co. Ltd., Class A	32,600	16,409
	Jiangsu General Science Technology Co. Ltd., Class A	25,500	16,587
	Jiangsu Guomao Reducer Co. Ltd., Class A	7,700	9,826
	Jiangsu Guotai International Group Co. Ltd., Class A	19,600	18,128
*	Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	2,800	16,563
	Jiangsu Hongdou Industrial Co. Ltd., Class A	48,800	14,536
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	60,760	31,860
	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	8,700	17,441
*	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	9,000	29,232
	Jiangsu Linyang Energy Co. Ltd., Class A	21,500	18,572
	Jiangsu Shagang Co. Ltd., Class A	44,600	27,343
*	Jiangsu Sopo Chemical Co., Class A	11,400	9,839
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd., Class A	23,000	15,436
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	32,520	18,093
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	69,400	24,384
*	Jiangxi Black Cat Carbon Black Co. Ltd., Class A	21,100	19,749
	Jiangxi Copper Co. Ltd., Class H	212,000	372,683
	Jiangxi Ganyue Expressway Co. Ltd., Class A	24,900	17,570
*	Jiangyin Hengrun Heavy Industries Co. Ltd., Class A	12,500	19,877
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	9,200	7,270
	Jihua Group Corp. Ltd., Class A	55,500	19,281
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	23,600	44,075
*	Jilin Chemical Fibre, Class A	36,700	16,634
*	Jilin Jiutai Rural Commercial Bank Corp. Ltd., Class H	4,400	530
#	Jinchuan Group International Resources Co. Ltd.	463,000	32,536
*	Jinke Smart Services Group Co. Ltd., Class H	20,700	20,798
#	JinkoSolar Holding Co. Ltd., ADR	9,292	192,902
	Jinlei Technology Co. Ltd., Class A	8,200	18,953
	Jinmao Property Services Co. Ltd.	5,740	1,802
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	16,300	33,866
#Ω	Jinxin Fertility Group Ltd.	420,000	135,402
	Jinyu Bio-Technology Co. Ltd., Class A	10,600	9,999
#Ω	Jiumaojiu International Holdings Ltd.	153,000	56,770
	Jiuzhitang Co. Ltd., Class A	12,100	11,426
	Jizhong Energy Resources Co. Ltd., Class A	36,400	28,585
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	23,124	33,779
	Jolywood Suzhou Sunwatt Co. Ltd., Class A	19,900	15,830
	Joy City Property Ltd.	498,000	12,710
Ω	JS Global Lifestyle Co. Ltd.	221,000	44,173
	JSTI Group, Class A	29,400	29,845
*	Ju Teng International Holdings Ltd.	256,000	42,396
	Juewei Food Co. Ltd., Class A	12,700	27,109
*Ω	JW Cayman Therapeutics Co. Ltd.	38,000	8,619
*	JY Grandmark Holdings Ltd.	30,000	2,132
	Kailuan Energy Chemical Co. Ltd., Class A	29,600	25,371
	Kaishan Group Co. Ltd., Class A	12,800	16,383
*	Kasen International Holdings Ltd.	181,000	5,988
	Keda Industrial Group Co. Ltd., Class A	29,400	29,274
	Keshun Waterproof Technologies Co. Ltd., Class A	36,500	22,091
	Kinetic Development Group Ltd.	396,000	54,304
	Kingboard Holdings Ltd.	124,000	252,911
	Kingboard Laminates Holdings Ltd.	153,500	138,030
#*	Kingsoft Cloud Holdings Ltd.	182,000	33,069

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Kingsoft Corp. Ltd.	154,600	$437,926
	Kuangda Technology Group Co. Ltd., Class A	32,500	16,975
	Kunlun Energy Co. Ltd.	728,000	705,718
	Launch Tech Co. Ltd., Class H	27,000	14,452
	Lee & Man Chemical Co. Ltd.	34,000	16,534
	Lee & Man Paper Manufacturing Ltd.	242,000	74,878
*Ω	Legend Holdings Corp., Class H	117,300	83,693
	Lenovo Group Ltd.	24,000	31,085
	LexinFintech Holdings Ltd., ADR	20,341	35,800
	Leyard Optoelectronic Co. Ltd., Class A	44,200	26,692
	Li Ning Co. Ltd.	295,000	549,471
	Liaoning Cheng Da Co. Ltd., Class A	20,200	24,056
	Liaoning Port Co. Ltd., Class H	396,000	30,981
*	Lier Chemical Co. Ltd., Class A	9,500	10,077
*	Lifan Technology Group Co. Ltd., Class A	54,100	33,996
	Linewell Software Co. Ltd., Class A	19,400	21,397
	Lingbao Gold Group Co. Ltd., Class H	46,000	20,313
#Ω	Linklogis, Inc., Class B	177,000	38,982
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	5,700	13,748
#	LK Technology Holdings Ltd.	112,500	41,482
	Loncin Motor Co. Ltd., Class A	26,200	24,026
#Ω	Longfor Group Holdings Ltd.	382,000	496,259
	Longhua Technology Group Luoyang Co. Ltd., Class A	18,200	14,157
	Longshine Technology Group Co. Ltd., Class A	12,200	14,633
	Lonking Holdings Ltd.	365,000	71,781
	Luenmei Quantum Co. Ltd., Class A	13,600	10,261
	Luoniushan Co. Ltd., Class A	18,100	12,500
	Lushang Freda Pharmaceutical Co. Ltd., Class A	23,900	21,314
	Luxin Venture Capital Group Co. Ltd., Class A	10,400	14,082
#*Ω	Luye Pharma Group Ltd.	389,500	139,054
#*	Maanshan Iron & Steel Co. Ltd., Class H	314,000	43,803
	Maccura Biotechnology Co. Ltd., Class A	6,500	10,615
*Ω	Maoyan Entertainment	70,400	72,248
Ω	Medlive Technology Co. Ltd.	33,000	31,804
	Mesnac Co. Ltd., Class A	20,100	19,415
	Metallurgical Corp. of China Ltd., Class H	506,000	97,211
Ω	Midea Real Estate Holding Ltd.	51,200	45,613
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	3,300	25,096
	Min Xin Holdings Ltd.	42,000	9,956
	Ming Yuan Cloud Group Holdings Ltd.	195,000	45,111
*	Minmetals Development Co. Ltd., Class A	14,800	13,173
*	Minth Group Ltd.	162,000	227,313
	MLS Co. Ltd., Class A	26,700	30,251
*Ω	Mobvista, Inc.	43,000	10,555
	Moon Environment Technology Co. Ltd., Class A	7,300	8,998
	Morimatsu International Holdings Co. Ltd.	78,000	46,283
	NanJi E-Commerce Co. Ltd., Class A	30,400	11,500
	Nanjing Hanrui Cobalt Co. Ltd., Class A	3,500	12,308
	Nanjing Iron & Steel Co. Ltd., Class A	87,500	54,490
	Nanjing Pharmaceutical Co. Ltd., Class A	32,100	19,371
*	Nanjing Sample Technology Co. Ltd., Class H	7,000	461
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	15,500	11,112
*	Nayuki Holdings Ltd.	43,500	10,189
	NetDragon Websoft Holdings Ltd.	46,000	64,559
	Neusoft Corp., Class A	18,000	20,475
	New China Life Insurance Co. Ltd., Class H	155,000	302,310
	Nexteer Automotive Group Ltd.	158,000	68,559
*	Nine Dragons Paper Holdings Ltd.	303,000	118,260
	Ningbo Boway Alloy Material Co. Ltd., Class A	9,000	17,554

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Ningbo Huaxiang Electronic Co. Ltd., Class A	12,200	$22,100
	Ningbo Jintian Copper Group Co. Ltd., Class A	41,600	30,546
	Ningbo Joyson Electronic Corp., Class A	9,000	19,159
	Ningbo Peacebird Fashion Co. Ltd., Class A	6,000	11,327
	Ningbo Xusheng Group Co. Ltd., Class A	8,500	11,834
	Ningbo Yunsheng Co. Ltd., Class A	17,300	13,586
	Ningxia Building Materials Group Co. Ltd., Class A	13,200	20,731
*	Ningxia Western Venture Industrial Co. Ltd., Class A	17,500	10,157
*	Niu Technologies, Sponsored ADR	11,330	22,433
	NKY Medical Holdings Ltd., Class A	9,750	15,343
	Noah Holdings Ltd., Sponsored ADR	8,736	67,704
	Norinco International Cooperation Ltd., Class A	11,200	15,308
	North China Pharmaceutical Co. Ltd., Class A	19,300	12,640
	North Huajin Chemical Industries Co. Ltd., Class A	26,900	15,337
	Northeast Pharmaceutical Group Co. Ltd., Class A	25,900	14,334
	Northeast Securities Co. Ltd., Class A	31,000	25,718
	Nuode New Materials Co. Ltd., Class A	34,600	15,274
	Onewo, Inc., Class H	28,900	71,203
	Opple Lighting Co. Ltd., Class A	10,173	22,391
	ORG Technology Co. Ltd., Class A	45,300	26,869
	Orient Overseas International Ltd.	23,000	323,909
#Ω	Orient Securities Co. Ltd., Class H	159,600	66,534
*	Oriental Energy Co. Ltd., Class A	28,500	32,645
	Oriental Pearl Group Co. Ltd., Class A	42,100	37,018
	PCI Technology Group Co. Ltd., Class A	41,700	22,663
*	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	160,100	7,975
*	Pengxin International Mining Co. Ltd., Class A	49,700	16,470
	Perfect World Co. Ltd., Class A	18,100	19,635
	PhiChem Corp., Class A	7,800	13,433
*Ω	Ping An Healthcare & Technology Co. Ltd.	121,500	177,102
	PNC Process Systems Co. Ltd., Class A	6,000	18,415
*	Polaris Bay Group Co. Ltd., Class A	37,000	34,108
	Poly Property Group Co. Ltd.	446,560	82,936
	Poly Property Services Co. Ltd., Class H	17,800	61,093
	Porton Pharma Solutions Ltd., Class A	4,400	7,741
	Pou Sheng International Holdings Ltd.	267,000	20,200
	Prinx Chengshan Holdings Ltd.	18,000	16,647
	PW Medtech Group Ltd.	123,000	18,939
	Pylon Technologies Co. Ltd., Class A	2,573	14,910
*	Q Technology Group Co. Ltd.	73,000	40,756
*	Qi An Xin Technology Group, Inc., Class A	6,264	20,948
	Qifu Technology, Inc., ADR	20,470	415,746
	Qinchuan Machine Tool & Tool Group Share Co. Ltd., Class A	19,500	21,260
	Qingdao East Steel Tower Stock Co. Ltd., Class A	20,700	17,612
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	4,500	7,079
	Qingdao Gaoce Technology Co. Ltd., Class A	10,070	17,117
	Qingdao Gon Technology Co. Ltd., Class A	3,900	9,860
	Qingdao Hanhe Cable Co. Ltd., Class A	49,700	22,219
Ω	Qingdao Port International Co. Ltd., Class H	15,000	11,180
	Qingdao Rural Commercial Bank Corp., Class A	113,800	41,450
	Qingdao Sentury Tire Co. Ltd., Class A	12,040	37,082
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd., Class A	9,600	13,782
	Qinhuangdao Port Co. Ltd., Class H	107,500	27,531
*	Qudian, Inc., Sponsored ADR	29,458	56,265
#*	Radiance Holdings Group Co. Ltd.	119,000	36,655
	Rainbow Digital Commercial Co. Ltd., Class A	8,000	4,794
#*††Ω	Redco Properties Group Ltd.	160,000	5,120
	Renhe Pharmacy Co. Ltd., Class A	38,400	30,056
	Rianlon Corp., Class A	3,400	11,675

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Risen Energy Co. Ltd., Class A	11,200	$16,972
*	RiseSun Real Estate Development Co. Ltd., Class A	58,200	11,524
	Riyue Heavy Industry Co. Ltd., Class A	17,000	24,116
	Rizhao Port Co. Ltd., Class A	28,000	11,043
*	Roshow Technology Co. Ltd., Class A	46,700	36,694
	Runjian Co. Ltd., Class A	4,400	17,284
*	Sansteel Minguang Co. Ltd. Fujian, Class A	25,900	10,610
	Sansure Biotech, Inc., Class A	4,502	12,098
	Sany Heavy Equipment International Holdings Co. Ltd.	194,000	116,366
#*	Seazen Group Ltd.	420,380	75,256
*	Seazen Holdings Co. Ltd., Class A	28,400	38,029
	S-Enjoy Service Group Co. Ltd.	73,000	26,669
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	36,900	19,697
	Shaanxi Construction Engineering Group Corp. Ltd., Class A	33,900	16,930
*	Shaanxi Heimao Coking Co. Ltd., Class A	45,700	17,278
*	Shandong Chenming Paper Holdings Ltd., Class H	84,000	18,497
*	Shandong Dongyue Silicone Material Co. Ltd., Class A	18,700	17,731
	Shandong Haihua Co. Ltd., Class A	15,600	12,174
*	Shandong Hi-Speed New Energy Group Ltd.	112,800	21,408
	Shandong Hi-Speed Road & Bridge Co. Ltd., Class A	19,100	13,557
	Shandong Huatai Paper Industry Shareholding Co. Ltd., Class A	21,700	9,737
	Shandong Humon Smelting Co. Ltd., Class A	15,300	23,859
*	Shandong Iron & Steel Co. Ltd., Class A	93,500	16,942
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	7,000	13,827
	Shandong Jinjing Science & Technology Co. Ltd., Class A	22,800	18,113
	Shandong Lukang Pharma, Class A	23,200	23,231
	Shandong Publishing & Media Co. Ltd., Class A	18,300	27,535
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	4,100	22,313
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	130,000	65,966
	Shandong Xiantan Co. Ltd., Class A	10,050	8,080
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd., Class A	22,100	14,895
	Shanghai AJ Group Co. Ltd., Class A	15,600	8,995
	Shanghai Bailian Group Co. Ltd., Class A	25,800	28,535
	Shanghai Baosteel Packaging Co. Ltd., Class A	14,500	9,665
	Shanghai Bright Meat Group Co. Ltd., Class A	21,900	17,423
	Shanghai Chlor-Alkali Chemical Co. Ltd., Class A	10,100	12,551
	Shanghai Construction Group Co. Ltd., Class A	100,139	32,419
	Shanghai Datun Energy Resources Co. Ltd., Class A	10,700	18,192
*	Shanghai Electric Group Co. Ltd., Class H	316,000	61,466
	Shanghai Environment Group Co. Ltd., Class A	13,080	13,666
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	81,000	134,520
	Shanghai Huayi Group Co. Ltd., Class A	21,300	18,828
	Shanghai Industrial Holdings Ltd.	85,000	126,804
	Shanghai Industrial Urban Development Group Ltd.	515,200	26,038
	Shanghai Jahwa United Co. Ltd., Class A	5,900	14,636
	Shanghai Liangxin Electrical Co. Ltd., Class A	25,200	22,223
	Shanghai Lingang Holdings Corp. Ltd., Class A	22,300	29,588
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	9,700	15,574
*	Shanghai Milkground Food Tech Co. Ltd., Class A	10,500	19,694
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	130,100	195,087
	Shanghai Pudong Construction Co. Ltd., Class A	14,700	11,609
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	23,400	39,466
	Shanghai Stonehill Technology Co. Ltd., Class A	83,500	28,345
	Shanghai Taisheng Wind Power Equipment Co. Ltd., Class A	12,000	11,720
	Shanghai Tunnel Engineering Co. Ltd., Class A	26,200	24,900
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	14,700	18,720
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	9,500	25,777
*	Shanghai Zhenhua Heavy Industries Co. Ltd., Class A	41,200	22,305
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	23,300	16,106

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanxi Blue Flame Holding Co. Ltd., Class A	13,300	$11,007
	Shanxi Coking Co. Ltd., Class A	32,110	16,142
	Shanxi Guoxin Energy Corp. Ltd., Class A	57,960	19,830
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	15,800	17,621
*	Shanxi Meijin Energy Co. Ltd., Class A	31,900	19,452
*	Shanxi Taigang Stainless Steel Co. Ltd., Class A	25,400	12,619
	Shenghe Resources Holding Co. Ltd., Class A	17,200	19,727
	Shenma Industry Co. Ltd., Class A	31,900	27,042
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	236,800	43,587
	Shenzhen Airport Co. Ltd., Class A	31,600	28,675
	Shenzhen Cereals Holdings Co. Ltd., Class A	16,000	13,247
	Shenzhen Das Intellitech Co. Ltd., Class A	48,400	15,420
	Shenzhen Desay Battery Technology Co., Class A	6,300	22,489
*	Shenzhen Dynanonic Co. Ltd., Class A	2,800	10,718
*	Shenzhen Everwin Precision Technology Co. Ltd., Class A	15,700	25,949
	Shenzhen Gas Corp. Ltd., Class A	36,200	34,784
	Shenzhen Gongjin Electronics Co. Ltd., Class A	11,600	9,737
*Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	23,000	10,400
	Shenzhen Hopewind Electric Co. Ltd., Class A	11,100	23,171
	Shenzhen Huaqiang Industry Co. Ltd., Class A	7,000	8,750
	Shenzhen International Holdings Ltd.	290,700	232,929
	Shenzhen Investment Ltd.	240,068	28,902
	Shenzhen Invt Electric Co. Ltd., Class A	25,800	21,549
	Shenzhen Jinjia Group Co. Ltd., Class A	41,500	22,121
	Shenzhen Kaifa Technology Co. Ltd., Class A	14,500	29,046
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	24,200	30,521
	Shenzhen Leaguer Co. Ltd., Class A	24,800	20,202
	Shenzhen MTC Co. Ltd., Class A	41,400	28,952
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	72,700	24,764
	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	56,000	16,196
	Shenzhen Noposin Crop Science Co. Ltd., Class A	12,400	11,901
#	Shenzhen Pagoda Industrial Group Corp. Ltd.	55,500	13,294
	Shenzhen Senior Technology Material Co. Ltd., Class A	27,600	30,223
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	18,900	22,962
	Shenzhen Tagen Group Co. Ltd., Class A	24,600	12,995
	Shenzhen Topband Co. Ltd., Class A	14,200	20,220
	Shenzhen United Winners Laser Co. Ltd., Class A	10,977	23,131
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	33,849	21,687
	Shenzhen Yinghe Technology Co. Ltd., Class A	7,100	15,087
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	68,200	39,696
	Shida Shinghwa Advanced Material Group Co. Ltd., Class A	2,000	8,728
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	20,700	18,342
	Shinva Medical Instrument Co. Ltd., Class A	7,930	19,254
#	Shoucheng Holdings Ltd.	412,000	65,975
	Shougang Fushan Resources Group Ltd.	406,790	143,029
	Shuangliang Eco-Energy Systems Co. Ltd., Class A	25,200	15,490
	Shui On Land Ltd.	663,000	55,952
	Sichuan Development Lomon Co. Ltd., Class A	31,600	30,453
	Sichuan EM Technology Co. Ltd., Class A	17,500	16,126
	Sichuan Haite High-tech Co. Ltd., Class A	15,500	21,065
*	Sichuan Hebang Biotechnology Co. Ltd., Class A	91,160	21,685
	Sichuan Hexie Shuangma Co. Ltd., Class A	13,900	23,518
*	Sichuan Lutianhua Co. Ltd., Class A	37,800	18,755
	Sichuan Yahua Industrial Group Co. Ltd., Class A	26,700	33,433
*	Sihuan Pharmaceutical Holdings Group Ltd.	584,000	39,646
	SIIC Environment Holdings Ltd. (807 HK)	193,000	24,423
*	Silver Grant International Holdings Group Ltd.	324,000	4,968
#Ω	Simcere Pharmaceutical Group Ltd.	136,000	93,446
	Sino Biopharmaceutical Ltd.	1,566,000	561,566

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Sinochem International Corp., Class A	30,600	$16,144
	Sinofert Holdings Ltd.	464,000	57,626
	Sinoma Science & Technology Co. Ltd., Class A	18,100	28,786
	Sinomach Automobile Co. Ltd., Class A	21,400	18,360
	Sinomach Precision Industry Group Co. Ltd., Class A	10,700	15,660
	Sinopec Engineering Group Co. Ltd., Class H	282,500	180,037
	Sinopec Kantons Holdings Ltd.	230,000	125,015
*	Sinopec Oilfield Equipment Corp., Class A	25,600	19,664
*	Sinopec Shanghai Petrochemical Co. Ltd., Class H	454,000	62,668
	Sinopharm Group Co. Ltd., Class H	238,800	560,116
	Sino-Platinum Metals Co. Ltd., Class A	10,660	19,842
	Sinosteel Engineering & Technology Co. Ltd., Class A	12,000	9,551
	Sinosteel New Materials Co. Ltd., Class A	12,100	11,239
	Sinotrans Ltd., Class H	393,000	182,443
	Sinotruk Hong Kong Ltd.	114,000	300,056
	Sinotruk Jinan Truck Co. Ltd., Class A	15,860	33,770
	Skyworth Digital Co. Ltd., Class A	15,900	18,187
	Skyworth Group Ltd.	236,434	85,771
Ω	Smoore International Holdings Ltd.	131,000	152,953
	Snowsky Salt Industry Group Co. Ltd., Class A	24,200	18,106
*	SOHO China Ltd.	381,500	33,216
	Southern Publishing & Media Co. Ltd., Class A	5,800	9,442
	Southwest Securities Co. Ltd., Class A	37,400	20,336
	SPIC Industry-Finance Holdings Co. Ltd., Class A	59,300	30,848
	Stanley Agricultural Group Co. Ltd., Class A	22,000	20,006
	Star Lake Bioscience Co., Inc. Zhaoqing Guangdong, Class A	16,400	12,774
	STO Express Co. Ltd., Class A	22,300	27,713
	Sumavision Technologies Co. Ltd., Class A	19,300	11,051
	Sumec Corp. Ltd., Class A	29,000	32,239
	Sun Art Retail Group Ltd.	534,000	86,871
#*	Sun King Technology Group Ltd.	218,000	28,451
	Suning Universal Co. Ltd., Class A	39,700	9,458
	Sunny Optical Technology Group Co. Ltd.	6,300	35,331
	Sunrise Group Co. Ltd., Class A	27,700	18,146
	Sunstone Development Co. Ltd., Class A	10,000	16,081
	Sunwoda Electronic Co. Ltd., Class A	12,000	28,542
	Suzhou Anjie Technology Co. Ltd., Class A	13,800	27,528
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	11,100	38,397
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	39,700	17,576
	SY Holdings Group Ltd.	77,500	49,212
	Symphony Holdings Ltd.	240,000	26,089
*	Taiyuan Heavy Industry Co. Ltd., Class A	45,700	12,270
*	Tangshan Jidong Cement Co. Ltd., Class A	27,600	17,246
	TangShan Port Group Co. Ltd., Class A	72,600	52,834
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	23,900	18,589
	Tasly Pharmaceutical Group Co. Ltd., Class A	12,200	23,751
	Tayho Advanced Materials Group Co. Ltd., Class A	22,600	26,788
	TCL Electronics Holdings Ltd.	209,000	138,373
	TDG Holdings Co. Ltd., Class A	21,000	18,990
	Tencent Music Entertainment Group, ADR	28,036	397,550
	Three's Co. Media Group Co. Ltd., Class A	6,700	23,108
	Tian An China Investment Co. Ltd.	123,000	63,131
	Tiande Chemical Holdings Ltd.	156,000	21,181
	Tiangong International Co. Ltd.	258,000	50,439
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	62,000	24,703
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	33,500	15,073
	Tianjin Port Co. Ltd., Class A	33,200	21,505
	Tianjin Port Development Holdings Ltd.	526,000	43,072
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	4,600	8,578

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Tianjin Teda Co. Ltd., Class A	47,200	$21,111
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	11,400	8,447
*	Tianma Microelectronics Co. Ltd., Class A	30,100	29,756
#	Tianneng Power International Ltd.	122,000	82,428
	Tianqi Lithium Corp., Class H	4,800	13,156
	Tianrun Industry Technology Co. Ltd., Class A	35,200	21,684
	Tianshui Huatian Technology Co. Ltd., Class A	20,900	25,050
#*	Tibet Water Resources Ltd.	477,000	17,925
	Titan Wind Energy Suzhou Co. Ltd., Class A	17,500	20,653
	Tofflon Science & Technology Group Co. Ltd., Class A	6,300	10,086
	Toly Bread Co. Ltd., Class A	27,100	20,806
	Tomson Group Ltd.	89,778	21,817
	Tong Ren Tang Technologies Co. Ltd., Class H	112,000	71,755
*	Tongdao Liepin Group	72,600	21,940
*	Tongguan Gold Group Ltd.	112,000	7,460
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	26,500	16,907
	Tongyu Heavy Industry Co. Ltd., Class A	60,200	16,001
*	Topsec Technologies Group, Inc., Class A	35,200	23,299
	Transfar Zhilian Co. Ltd., Class A	38,900	20,996
	TravelSky Technology Ltd., Class H	155,000	174,737
	Triangle Tyre Co. Ltd., Class A	9,700	20,270
*	Trigiant Group Ltd.	210,000	8,994
	Truly International Holdings Ltd.	278,000	37,038
*	Tsinghua Tongfang Co. Ltd., Class A	32,500	23,226
*	Tunghsu Optoelectronic Technology Co. Ltd., Class A	67,200	5,682
	Unilumin Group Co. Ltd., Class A	12,900	9,054
	Uni-President China Holdings Ltd.	106,000	87,233
	Valiant Co. Ltd., Class A	14,100	18,668
	Vats Liquor Chain Store Management JSC Ltd. (300755 C2), Class A	4,300	8,410
	Vatti Corp. Ltd., Class A	19,300	17,594
*††Ω	Venus MedTech Hangzhou, Inc., Class H	47,000	12,693
	Victory Giant Technology Huizhou Co. Ltd., Class A	6,900	36,975
	Vipshop Holdings Ltd., ADR	51,302	699,759
*	Visionox Technology, Inc., Class A	20,000	17,307
*	Vnet Group, Inc., ADR	15,955	33,027
	Wangneng Environment Co. Ltd., Class A	10,100	18,213
#	Wanguo International Mining Group Ltd.	64,000	58,741
	Wanxiang Qianchao Co. Ltd., Class A	50,000	32,063
	Wasion Holdings Ltd.	124,000	100,801
	Wasu Media Holding Co. Ltd., Class A	24,500	21,418
	Weibo Corp. (9898 HK), Class A	4,040	31,536
#	Weibo Corp. (WB US), Sponsored ADR	1,899	14,660
	Weichai Power Co. Ltd., Class H	254,000	406,513
	Weifu High-Technology Group Co. Ltd., Class A	12,200	28,658
*	Wellhope Foods Co. Ltd., Class A	18,200	17,847
	West China Cement Ltd.	394,000	51,986
	Wharf Holdings Ltd.	191,000	523,693
	Windey Energy Technology Group Co. Ltd., Class A	10,400	16,374
	Winner Medical Co. Ltd., Class A	4,200	15,231
	Wolong Electric Group Co. Ltd., Class A	12,900	21,722
	Wuchan Zhongda Group Co. Ltd., Class A	45,240	27,286
*	Wuhan P&S Information Technology Co. Ltd., Class A	28,300	18,428
	Wuhu Token Science Co. Ltd., Class A	41,900	26,653
	Wushang Group Co. Ltd., Class A	19,800	19,537
*Ω	Wuxi Biologics Cayman, Inc.	657,500	961,696
	Wuxi Huaguang Environment & Energy Group Co. Ltd., Class A	14,900	18,301
	Wuxi Rural Commercial Bank Co. Ltd., Class A	28,400	20,481
	Wuxi Taiji Industry Co. Ltd., Class A	23,200	17,981
#Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	174,500	28,588

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Xiamen Bank Co. Ltd., Class A	24,700	$18,084
*	Xiamen Changelight Co. Ltd., Class A	25,000	20,796
	Xiamen ITG Group Corp. Ltd., Class A	23,400	20,787
	Xiamen Xiangyu Co. Ltd., Class A	24,200	17,392
	Xi'An Shaangu Power Co. Ltd., Class A	26,300	28,817
	Xiandai Investment Co. Ltd., Class A	38,000	20,095
	Xiangcai Co. Ltd., Class A	33,700	30,503
*	Xiangtan Electric Manufacturing Co. Ltd., Class A	15,300	22,201
	Xianhe Co. Ltd., Class A	11,300	27,146
	Xilinmen Furniture Co. Ltd., Class A	7,500	15,622
	Xinfengming Group Co. Ltd., Class A	16,500	30,484
	Xingda International Holdings Ltd.	191,510	31,392
	Xingfa Aluminium Holdings Ltd.	20,000	21,307
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	62,000	74,617
	Xinjiang Communications Construction Group Co. Ltd., Class A	10,600	13,125
	Xinjiang Joinworld Co. Ltd., Class A	18,800	17,732
	Xinjiang Qingsong Building Materials & Chemicals Group Co. Ltd., Class A	46,300	20,110
	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	152,000	16,918
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd., Class A	22,500	20,588
#*	Xinte Energy Co. Ltd., Class H	64,000	60,510
*	Xinxiang Chemical Fiber Co. Ltd., Class A	32,600	16,138
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	77,883	38,841
#	Xinyi Energy Holdings Ltd.	406,000	46,227
	Xinyi Solar Holdings Ltd.	814,000	386,225
	Xinyu Iron & Steel Co. Ltd., Class A	40,200	18,473
	Xinzhi Group Co. Ltd., Class A	13,100	22,206
	Xtep International Holdings Ltd.	272,000	163,588
*	Xunlei Ltd., ADR	12,789	22,125
	Yangling Metron New Material, Inc., Class A	6,700	17,842
#Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	20,000	20,463
	Yankuang Energy Group Co. Ltd., Class H	28,600	37,332
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	7,800	23,901
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	10,700	18,796
*	Yatsen Holding Ltd., ADR	11,217	43,858
*	Yeahka Ltd.	34,000	47,854
	Yechiu Metal Recycling China Ltd., Class A	70,100	22,140
	Yeebo International Holdings Ltd.	46,000	16,812
	Yibin Tianyuan Group Co. Ltd., Class A	14,900	8,109
*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	59,000	69,873
*	Yifan Pharmaceutical Co. Ltd., Class A	20,200	33,463
*	Yiren Digital Ltd., Sponsored ADR	17,539	83,310
Ω	Yixin Group Ltd.	525,500	44,973
	Yixintang Pharmaceutical Group Co. Ltd., Class A	6,500	12,383
	Yonfer Agricultural Technology Co. Ltd., Class A	22,900	35,482
	Yongjin Technology Group Co. Ltd.	6,800	18,368
	Yotrio Group Co. Ltd., Class A	63,800	23,331
*	Youzu Interactive Co. Ltd., Class A	17,900	19,037
	Yuexiu Property Co. Ltd.	339,600	217,048
	Yuexiu Services Group Ltd.	61,500	23,005
*	Yueyang Forest & Paper Co. Ltd., Class A	24,600	11,954
	Yunda Holding Co. Ltd., Class A	22,100	22,589
	Yunnan Copper Co. Ltd., Class A	22,400	35,404
	Yunnan Energy Investment Co. Ltd., Class A	11,700	18,251
	Yunnan Tin Co. Ltd., Class A	17,600	34,310
	Yutong Bus Co. Ltd., Class A	13,000	40,310
	Zengame Technology Holding Ltd.	24,000	8,678
	Zhaojin Mining Industry Co. Ltd., Class H	25,500	45,717
	Zhefu Holding Group Co. Ltd., Class A	85,000	33,996
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd., Class A	22,700	23,321

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang China Commodities City Group Co. Ltd., Class A	25,800	$27,580
	Zhejiang Communications Technology Co. Ltd., Class A	58,320	29,618
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	47,300	28,238
	Zhejiang Crystal-Optech Co. Ltd., Class A	17,400	43,928
	Zhejiang Daily Digital Culture Group Co. Ltd., Class A	15,400	18,669
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	14,000	31,513
	Zhejiang Hailiang Co. Ltd., Class A	21,600	23,260
	Zhejiang Hangmin Co. Ltd., Class A	13,700	13,006
*	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	17,500	12,795
*	Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	18,800	19,271
	Zhejiang Huace Film & Television Co. Ltd., Class A	54,800	46,336
	Zhejiang Huatie Emergency Equipment Science & Technology Co. Ltd., Class A	15,600	10,802
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	14,600	14,047
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	23,280	34,049
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	9,800	19,187
	Zhejiang Longsheng Group Co. Ltd., Class A	9,000	11,199
	Zhejiang Medicine Co. Ltd., Class A	8,405	16,156
	Zhejiang Narada Power Source Co. Ltd., Class A	11,100	13,298
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	66,780	33,087
	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	9,300	21,457
	Zhejiang Runtu Co. Ltd., Class A	10,300	8,284
	Zhejiang Semir Garment Co. Ltd., Class A	33,700	23,723
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd., Class A	28,000	19,160
	Zhejiang Southeast Space Frame Co. Ltd., Class A	35,400	19,734
*	Zhejiang Tiantie Industry Co. Ltd., Class A	23,600	13,511
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	4,900	11,170
	Zhejiang Wanma Co. Ltd., Class A	25,300	24,341
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	13,900	23,158
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	17,300	18,589
	Zhejiang Xinao Textiles, Inc., Class A	19,200	17,298
	Zhende Medical Co. Ltd., Class A	3,900	11,442
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	34,200	37,873
*	Zhewen Interactive Group Co. Ltd., Class A	33,900	19,859
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	141,600	241,774
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	33,000	21,515
	Zhongsheng Group Holdings Ltd.	66,000	102,977
*††	Zhongtian Financial Group Co. Ltd., Class A	95,600	0
	Zhongyuan Environment-Protection Co. Ltd., Class A	15,700	16,412
#Ω	Zhou Hei Ya International Holdings Co. Ltd.	194,000	40,726
	Zhuhai Huafa Properties Co. Ltd., Class A	43,848	36,293
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	61,800	228,075
	Zhuzhou Times New Material Technology Co. Ltd., Class A	6,300	8,581
	ZJMI Environmental Energy Co. Ltd., Class A	13,100	22,514
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	250,200	141,382
	ZTE Corp., Class H	86,200	193,095
TOTAL CHINA			51,292,718
COLOMBIA — (0.0%)
	Almacenes Exito SA, BDR	5,074	10,738
	Corp. Financiera Colombiana SA	2,750	8,961
	Grupo Argos SA	18,752	76,748
TOTAL COLOMBIA			96,447
GREECE — (0.6%)
	Alpha Services & Holdings SA	252,527	465,935
	Autohellas Tourist & Trading SA	2,338	30,005
	Bank of Greece	2,693	40,582

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
GREECE — (Continued)
	Ellaktor SA	5,435	$11,518
	ElvalHalcor SA	8,527	17,447
	Fourlis Holdings SA	2,389	10,166
	GEK Terna SA	4,835	93,681
	Helleniq Energy Holdings SA	8,289	66,391
	Intracom Holdings SA	8,200	29,557
*	LAMDA Development SA	9,148	75,363
	Motor Oil Hellas Corinth Refineries SA	8,499	216,638
	Piraeus Financial Holdings SA	47,542	200,862
	Piraeus Port Authority SA	1,053	29,604
	Sarantis SA	1,153	13,701
	Titan Cement International SA (TITC GA)	5,440	193,636
TOTAL GREECE			1,495,086
HONG KONG — (0.0%)
	PAX Global Technology Ltd.	63,000	35,349
*	Sinic Holdings Group Co. Ltd.	28,000	0
*††	Tian Shan Development Holding Ltd.	52,000	0
TOTAL HONG KONG			35,349
INDIA — (25.2%)
	360 ONE WAM Ltd.	16,231	220,291
	63 Moons Technologies Ltd.	3,396	15,970
	Aarti Drugs Ltd.	7,988	48,747
	Aarti Industries Ltd.	25,524	228,787
	Aarti Pharmalabs Ltd.	3,849	29,172
*	Aavas Financiers Ltd.	5,153	103,398
	ACC Ltd.	11,413	353,871
	Action Construction Equipment Ltd.	6,469	107,735
	ADF Foods Ltd.	11,510	32,348
*	Aditya Birla Capital Ltd.	73,935	200,817
	Advanced Enzyme Technologies Ltd.	6,682	33,467
	Aegis Logistics Ltd.	20,735	207,151
*	Aether Industries Ltd.	2,729	29,300
	AGI Greenpac Ltd.	3,184	30,535
	Agro Tech Foods Ltd.	1,967	21,671
	Ahluwalia Contracts India Ltd.	3,784	64,235
	AIA Engineering Ltd.	5,612	312,422
	Ajanta Pharma Ltd.	3,566	114,625
	Alembic Ltd.	6,876	11,740
	Alembic Pharmaceuticals Ltd.	8,442	119,458
	Alkem Laboratories Ltd.	4,259	270,843
*	Allcargo Logistics Ltd.	29,876	23,326
	Allcargo Terminals Ltd.	7,469	4,658
	Amara Raja Energy & Mobility Ltd.	17,864	347,872
*	Amber Enterprises India Ltd.	2,627	136,112
	Ambika Cotton Mills Ltd.	569	14,599
	Ambuja Cements Ltd.	1,803	14,694
	Anant Raj Ltd.	16,935	112,621
	Andhra Paper Ltd.	1,716	11,826
	Andhra Sugars Ltd.	8,815	12,485
	Apar Industries Ltd.	1,978	219,251
	APL Apollo Tubes Ltd.	963	17,195
	Apollo Pipes Ltd.	1,969	15,043
	Apollo Tyres Ltd.	58,316	388,368
	Arvind Fashions Ltd.	4,486	27,662
	Arvind Ltd.	22,037	99,212
	Asahi India Glass Ltd.	7,855	63,364

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Ashapura Minechem Ltd.	2,747	$12,159
	Ashiana Housing Ltd.	6,134	29,143
	Ashok Leyland Ltd.	187,863	577,968
*	Ashoka Buildcon Ltd.	22,830	69,955
Ω	Aster DM Healthcare Ltd.	20,067	83,348
	Astra Microwave Products Ltd.	3,585	38,337
	Atul Ltd.	1,372	130,779
Ω	AU Small Finance Bank Ltd.	22,943	177,330
	Aurobindo Pharma Ltd.	53,022	905,332
	Automotive Axles Ltd.	879	21,881
	Avadh Sugar & Energy Ltd.	1,253	9,633
	Avanti Feeds Ltd.	6,008	49,007
	Bajaj Consumer Care Ltd.	15,751	49,988
*	Bajaj Hindusthan Sugar Ltd.	120,090	63,799
	Bajaj Holdings & Investment Ltd.	3,740	431,622
	Balaji Amines Ltd.	852	25,476
	Balkrishna Industries Ltd.	10,726	424,930
	Balmer Lawrie & Co. Ltd.	10,274	36,116
	Balrampur Chini Mills Ltd.	24,145	139,834
	Banco Products India Ltd.	1,519	13,844
Ω	Bandhan Bank Ltd.	104,961	273,493
	Bank of India	87,859	132,383
	Bank of Maharashtra	86,887	69,716
	Bannari Amman Sugars Ltd.	715	27,387
	BASF India Ltd.	1,446	107,867
	BEML Ltd.	3,138	171,493
	Bhansali Engineering Polymers Ltd.	32,990	59,472
	Bharat Bijlee Ltd.	1,034	62,145
	Bharat Forge Ltd.	2,736	56,716
	Bharat Heavy Electricals Ltd.	185,535	701,340
	Bharat Rasayan Ltd.	47	6,356
	Birla Corp. Ltd.	5,943	109,419
	Birlasoft Ltd.	27,719	224,439
	Bombay Burmah Trading Co.	3,632	98,926
*	Borosil Ltd.	2,132	9,703
*††	Borosil Scientific Ltd.	1,599	3,667
	Bosch Ltd.	925	384,889
	Brigade Enterprises Ltd.	10,379	156,404
*	Brightcom Group Ltd.	196,745	16,989
	BSE Ltd.	8,010	245,958
	Can Fin Homes Ltd.	13,719	139,169
	Canara Bank	358,790	492,655
*	Capacit'e Infraprojects Ltd.	12,960	50,488
	Caplin Point Laboratories Ltd.	4,054	76,457
	Carborundum Universal Ltd.	1,706	35,337
	Care Ratings Ltd.	3,111	36,772
*	Cartrade Tech Ltd.	2,827	29,563
	CCL Products India Ltd.	7,811	62,743
	Ceat Ltd.	5,123	165,756
	Century Enka Ltd.	2,942	20,330
	Century Plyboards India Ltd.	2,114	17,918
	Century Textiles & Industries Ltd.	8,265	231,941
	Cera Sanitaryware Ltd.	209	22,401
	Chambal Fertilisers & Chemicals Ltd.	29,578	183,531
	Cholamandalam Financial Holdings Ltd.	15,121	274,669
	Cholamandalam Investment & Finance Co. Ltd.	46,252	784,724
	CIE Automotive India Ltd.	20,010	140,846
	Cigniti Technologies Ltd.	1,547	25,248
	Cipla Ltd.	21,378	394,946

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	City Union Bank Ltd.	72,177	$148,842
	CMS Info Systems Ltd.	14,556	99,971
Ω	Cochin Shipyard Ltd.	19,212	605,341
*Ω	Coffee Day Enterprises Ltd.	20,222	12,681
	Confidence Petroleum India Ltd.	17,447	18,525
	Container Corp. of India Ltd.	40,331	501,983
	Coromandel International Ltd.	17,834	356,129
	Cosmo First Ltd.	2,466	27,732
	CreditAccess Grameen Ltd.	8,071	128,878
*	CSB Bank Ltd.	13,783	54,361
	Cummins India Ltd.	1,676	77,370
	Cyient Ltd.	10,301	216,482
	Dalmia Bharat Ltd.	13,110	291,059
	Dalmia Bharat Sugar & Industries Ltd.	1,619	7,930
	Datamatics Global Services Ltd.	1,148	8,976
	DB Corp. Ltd.	6,805	28,671
	DCB Bank Ltd.	57,328	86,599
	DCM Shriram Ltd.	5,586	70,535
	DCW Ltd.	20,413	17,260
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	8,075	91,049
	Delta Corp. Ltd.	17,415	28,344
*	DEN Networks Ltd.	17,185	11,849
*	Dhampur Sugar Mills Ltd.	5,029	13,326
*	Dhani Services Ltd.	45,884	30,300
	Dhanuka Agritech Ltd.	1,649	34,352
Ω	Dilip Buildcon Ltd.	2,926	18,165
*	Dish TV India Ltd.	232,134	45,110
*	Dishman Carbogen Amcis Ltd.	4,884	11,872
	Dr Reddy's Laboratories Ltd. (DRRD IN)	3,028	244,705
	Dr Reddy's Laboratories Ltd. (RDY US), ADR	11,240	913,587
*	Dwarikesh Sugar Industries Ltd.	25,289	22,622
	Dynamatic Technologies Ltd.	378	32,158
	eClerx Services Ltd.	3,096	88,866
	Edelweiss Financial Services Ltd.	91,879	77,444
	EID Parry India Ltd.	13,557	132,936
	EIH Ltd.	16,018	84,316
	Electrosteel Castings Ltd.	67,971	175,893
Ω	Endurance Technologies Ltd.	4,098	127,117
	Engineers India Ltd.	54,368	170,953
	Epigral Ltd.	2,451	50,707
	EPL Ltd.	16,493	44,543
*	Equinox India Developments Ltd.	69,019	112,425
Ω	Equitas Small Finance Bank Ltd.	64,024	62,074
*Ω	Eris Lifesciences Ltd.	5,181	70,265
	Escorts Kubota Ltd.	7,272	363,984
	Everest Industries Ltd.	632	9,081
	Exide Industries Ltd.	67,801	425,275
*	FDC Ltd.	8,552	52,165
	Federal Bank Ltd.	298,315	719,696
	FIEM Industries Ltd.	2,550	41,380
*	Fino Payments Bank Ltd.	2,776	10,640
	Finolex Cables Ltd.	10,965	200,900
	Finolex Industries Ltd.	45,245	172,379
	Firstsource Solutions Ltd.	40,640	132,912
	Force Motors Ltd.	534	59,323
	Fortis Healthcare Ltd.	67,232	403,814
*	Fusion Micro Finance Ltd.	4,352	22,594
	Gabriel India Ltd.	14,644	87,656
	GAIL India Ltd. (GAIL IN)	138,523	399,833

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Galaxy Surfactants Ltd.	1,265	$44,986
	Ganesh Housing Corp. Ltd.	2,074	23,172
	Ganesha Ecosphere Ltd.	871	16,552
	Garden Reach Shipbuilders & Engineers Ltd.	1,665	47,933
	Garware Technical Fibres Ltd.	1,235	56,874
	Gateway Distriparks Ltd.	53,007	69,809
	Genus Power Infrastructures Ltd.	12,481	56,510
	GHCL Ltd.	12,047	81,889
	GHCL Textiles Ltd.	12,047	15,160
	GIC Housing Finance Ltd.	4,685	14,779
*Ω	Gland Pharma Ltd.	634	16,085
	Glenmark Pharmaceuticals Ltd.	25,269	444,773
	Godawari Power & Ispat Ltd.	5,974	80,166
	Godfrey Phillips India Ltd.	2,269	114,481
Ω	Godrej Agrovet Ltd.	5,663	57,567
*	Godrej Industries Ltd.	12,487	135,547
	Gokaldas Exports Ltd.	4,989	57,230
	Goodyear India Ltd.	858	12,567
	Granules India Ltd.	23,190	175,205
	Graphite India Ltd.	13,925	88,747
	Grauer & Weil India Ltd.	13,172	14,002
	Great Eastern Shipping Co. Ltd.	17,366	288,672
	Greaves Cotton Ltd.	10,604	22,358
	Greenlam Industries Ltd.	1,255	8,678
	Greenpanel Industries Ltd.	7,462	32,262
	Greenply Industries Ltd.	3,563	15,354
	Gujarat Alkalies & Chemicals Ltd.	4,036	38,514
	Gujarat Ambuja Exports Ltd.	22,550	37,665
	Gujarat Fluorochemicals Ltd.	3,294	133,596
	Gujarat Mineral Development Corp. Ltd.	17,056	81,804
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	11,508	97,985
	Gujarat Pipavav Port Ltd.	41,924	115,703
	Gujarat State Fertilizers & Chemicals Ltd.	32,270	95,005
	Gujarat State Petronet Ltd.	48,339	196,491
	Gulf Oil Lubricants India Ltd.	1,818	26,245
*	Hathway Cable & Datacom Ltd.	78,059	22,517
	HBL Power Systems Ltd.	11,243	83,819
*	HealthCare Global Enterprises Ltd.	7,253	30,638
	HEG Ltd.	2,638	70,418
	HeidelbergCement India Ltd.	9,938	27,858
	Heritage Foods Ltd.	14,892	103,134
	Hero MotoCorp Ltd. (HMCL IN)	6,504	429,894
	HFCL Ltd.	136,955	219,909
	HG Infra Engineering Ltd.	2,995	58,156
	Hikal Ltd.	4,944	21,362
	HIL Ltd.	799	28,715
	Himadri Speciality Chemical Ltd.	40,762	210,956
*	Himatsingka Seide Ltd.	4,826	8,776
	Hinduja Global Solutions Ltd.	1,427	13,814
	Hindustan Aeronautics Ltd.	4,264	251,141
Ω	Home First Finance Co. India Ltd.	1,568	19,549
	Honda India Power Products Ltd.	495	23,699
	Huhtamaki India Ltd.	3,724	17,149
Ω	ICICI Lombard General Insurance Co. Ltd.	11,148	269,503
	ICRA Ltd.	640	43,031
*	IDFC First Bank Ltd.	515,636	470,073
	IDFC Ltd.	201,826	272,207
	IIFL Finance Ltd.	37,191	197,192
	IIFL Securities Ltd.	10,171	26,278

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	India Cements Ltd.	29,087	$126,959
	India Glycols Ltd.	2,660	38,608
	Indian Bank	44,284	322,237
Ω	Indian Railway Finance Corp. Ltd.	152,813	355,274
	Indo Count Industries Ltd.	9,730	46,287
	Indoco Remedies Ltd.	2,313	9,205
*	Indus Towers Ltd.	101,383	525,672
	Infibeam Avenues Ltd.	180,857	68,127
	Info Edge India Ltd.	8,600	727,604
*	Inox Wind Ltd.	15,852	34,812
	Intellect Design Arena Ltd.	9,038	104,960
	Ipca Laboratories Ltd.	19,348	302,647
Ω	IRCON International Ltd.	61,167	211,682
	ISGEC Heavy Engineering Ltd.	2,819	53,201
	ITD Cementation India Ltd.	21,907	135,006
	J Kumar Infraprojects Ltd.	8,134	84,191
*	Jagran Prakashan Ltd.	20,306	24,567
	Jai Corp. Ltd.	16,491	75,186
	Jammu & Kashmir Bank Ltd.	59,754	78,893
	Jamna Auto Industries Ltd.	26,376	46,022
	JB Chemicals & Pharmaceuticals Ltd.	1,201	27,594
	Jindal Saw Ltd.	36,624	281,648
	Jindal Stainless Ltd.	67,116	594,400
	Jindal Steel & Power Ltd.	48,771	577,982
	JK Cement Ltd.	4,807	255,704
	JK Lakshmi Cement Ltd.	9,249	98,061
	JK Paper Ltd.	13,452	81,231
	JK Tyre & Industries Ltd.	16,774	89,258
	JM Financial Ltd.	85,680	107,377
	JSW Energy Ltd.	49,563	431,837
	JTEKT India Ltd.	11,048	28,303
	Jubilant Ingrevia Ltd.	16,322	119,001
	Jubilant Pharmova Ltd.	12,752	118,332
*	Just Dial Ltd.	2,955	44,864
	Jyothy Labs Ltd.	16,518	104,226
	Kalpataru Projects International Ltd.	11,825	194,079
	Kalyani Steels Ltd.	5,570	59,431
	Kansai Nerolac Paints Ltd.	25,839	94,886
	Karnataka Bank Ltd.	66,443	188,857
	Karur Vysya Bank Ltd.	70,147	194,023
	Kaveri Seed Co. Ltd.	2,474	31,655
	KCP Ltd.	12,677	37,910
	KDDL Ltd.	114	4,776
	KEC International Ltd.	15,776	174,953
	KEI Industries Ltd.	1,069	55,561
	Kennametal India Ltd.	656	26,538
	Kewal Kiran Clothing Ltd.	1,817	14,710
	Kirloskar Brothers Ltd.	5,543	161,534
	Kirloskar Ferrous Industries Ltd.	6,216	55,929
	Kirloskar Oil Engines Ltd.	10,741	160,434
	Kirloskar Pneumatic Co. Ltd.	2,651	43,597
	KNR Constructions Ltd.	19,028	92,397
	Kolte-Patil Developers Ltd.	6,966	32,349
	Kovai Medical Center & Hospital	977	52,829
	KPR Mill Ltd.	10,562	110,544
	KRBL Ltd.	9,467	36,247
	Krsnaa Diagnostics Ltd.	1,854	15,123
	KSB Ltd.	6,625	76,286
	L&T Finance Ltd.	125,185	270,264

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	LA Opala RG Ltd.	3,233	$12,492
	Lakshmi Machine Works Ltd.	473	88,142
Ω	Laurus Labs Ltd.	50,778	281,235
	Laxmi Organic Industries Ltd.	6,278	19,410
	LG Balakrishnan & Bros Ltd.	4,876	83,287
	LIC Housing Finance Ltd.	52,307	480,448
	Linde India Ltd.	621	60,785
	LT Foods Ltd.	25,353	88,614
	Lumax Auto Technologies Ltd.	4,144	27,977
	Lumax Industries Ltd.	360	12,564
	Lupin Ltd.	29,069	664,553
	LUX Industries Ltd.	482	11,887
	Maharashtra Scooters Ltd.	720	80,048
	Maharashtra Seamless Ltd.	9,160	71,268
	Mahindra & Mahindra Financial Services Ltd.	84,045	304,719
	Mahindra Lifespace Developers Ltd.	12,243	88,894
Ω	Mahindra Logistics Ltd.	4,503	27,725
	Maithan Alloys Ltd.	646	8,420
	Man Industries India Ltd.	4,449	24,985
	Man Infraconstruction Ltd.	20,147	49,049
	Manappuram Finance Ltd.	86,581	222,358
	Marksans Pharma Ltd.	51,545	130,788
Ω	MAS Financial Services Ltd.	8,817	30,331
	Mastek Ltd.	2,382	80,837
	Mayur Uniquoters Ltd.	2,174	16,954
	Mazagon Dock Shipbuilders Ltd.	2,206	138,455
*	Medplus Health Services Ltd.	3,246	26,358
*	Meghmani Organics Ltd.	26,079	27,482
	Minda Corp. Ltd.	10,408	61,617
Ω	Mishra Dhatu Nigam Ltd.	11,441	67,162
	MM Forgings Ltd.	2,438	17,407
	MOIL Ltd.	10,893	64,213
	Monte Carlo Fashions Ltd.	1,697	14,105
*	Morepen Laboratories Ltd.	76,735	54,924
	Motilal Oswal Financial Services Ltd.	26,176	205,126
	Mphasis Ltd.	10,099	350,789
	MRF Ltd.	327	556,071
	Muthoot Finance Ltd.	19,462	427,344
	Natco Pharma Ltd.	13,343	218,113
	National Aluminium Co. Ltd.	131,702	307,475
	Nava Ltd.	19,142	210,433
	Navneet Education Ltd.	13,812	26,761
	NCC Ltd.	75,278	323,642
	NESCO Ltd.	3,096	34,357
	Neuland Laboratories Ltd.	1,011	106,919
	NIIT Learning Systems Ltd.	11,898	66,856
	NIIT Ltd.	11,898	17,544
	Nilkamal Ltd.	1,015	23,344
Ω	Nippon Life India Asset Management Ltd.	11,787	90,720
	NMDC Ltd.	145,066	419,433
*††	NMDC Steel Ltd.	99,766	70,072
	NOCIL Ltd.	20,106	79,790
	NRB Bearings Ltd.	5,264	20,692
	Nucleus Software Exports Ltd.	803	14,729
*	Nuvama Wealth Management Ltd.	1,025	77,594
	Oberoi Realty Ltd.	18,904	422,975
	One 97 Communications Ltd.	19,589	115,999
	Oracle Financial Services Software Ltd.	1,397	184,954
	Orient Cement Ltd.	21,919	91,647

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Oriental Hotels Ltd.	9,781	$16,885
	Paisalo Digital Ltd.	74,660	60,857
	Panama Petrochem Ltd.	4,921	24,428
	Patanjali Foods Ltd.	11,983	247,156
*	Patel Engineering Ltd.	53,331	38,246
*	PC Jeweller Ltd.	55,461	62,216
	PCBL Ltd.	24,419	95,244
*	Pennar Industries Ltd.	6,497	15,049
	Persistent Systems Ltd.	776	44,904
	Petronet LNG Ltd.	133,201	587,403
	Pfizer Ltd.	921	62,205
*	PG Electroplast Ltd.	10,950	58,251
	Phoenix Mills Ltd.	13,797	592,533
	PI Industries Ltd.	277	14,667
	Piramal Enterprises Ltd.	18,976	235,922
	Piramal Pharma Ltd.	84,165	177,267
	PIX Transmissions Ltd.	265	5,013
*Ω	PNB Housing Finance Ltd.	16,208	156,438
	PNC Infratech Ltd.	17,023	103,420
	Pokarna Ltd.	1,954	17,167
	Polyplex Corp. Ltd.	2,859	40,484
	Poonawalla Fincorp Ltd.	32,873	145,696
	Power Finance Corp. Ltd.	157,340	1,050,644
	Power Mech Projects Ltd.	786	58,724
	Praj Industries Ltd.	4,375	37,031
*	Prakash Industries Ltd.	12,834	30,000
Ω	Prataap Snacks Ltd.	1,973	20,896
	Prestige Estates Projects Ltd.	26,383	574,677
*	Pricol Ltd.	18,565	111,448
*	Prince Pipes & Fittings Ltd.	4,415	35,600
*	Prism Johnson Ltd.	45,272	90,109
	Privi Speciality Chemicals Ltd.	741	14,311
	PSP Projects Ltd.	1,063	8,726
	PTC India Financial Services Ltd.	31,087	21,466
	PTC India Ltd.	49,707	134,265
	Puravankara Ltd.	7,743	42,206
Ω	Quess Corp. Ltd.	11,307	96,895
	Radico Khaitan Ltd.	657	13,585
*	Rain Industries Ltd.	35,316	73,494
	Rallis India Ltd.	10,770	42,623
	Ramco Cements Ltd.	16,711	165,147
	Ramco Industries Ltd.	6,510	19,246
*	Ramco Systems Ltd.	2,857	13,112
	Ramkrishna Forgings Ltd.	6,538	67,238
*	Ramky Infrastructure Ltd.	1,161	10,587
	Rane Holdings Ltd.	1,439	29,244
	Rashtriya Chemicals & Fertilizers Ltd.	22,775	59,557
	Ratnamani Metals & Tubes Ltd.	1,125	48,821
	Raymond Consumer Care Ltd.	4,978	92,912
	Raymond Ltd.	6,223	147,538
Ω	RBL Bank Ltd.	76,650	215,762
	REC Ltd.	52,473	404,866
	Redington Ltd.	100,750	255,273
*	Redtape Ltd.	3,030	26,106
*	Reliance Power Ltd.	456,424	179,410
*	Religare Enterprises Ltd.	12,051	36,634
	Repco Home Finance Ltd.	8,101	54,241
	Responsive Industries Ltd.	4,608	15,787
	RITES Ltd.	7,490	64,316

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Rossari Biotech Ltd.	1,951	$19,474
	Route Mobile Ltd.	4,221	82,206
	RSWM Ltd.	4,312	13,423
	Sagar Cements Ltd.	4,388	13,118
	Saksoft Ltd.	226	802
	Sammaan Capital Ltd.	63,151	131,938
	Samvardhana Motherson International Ltd.	372,045	876,570
	Sandhar Technologies Ltd.	1,690	13,153
	Sanghvi Movers Ltd.	2,032	28,413
Ω	Sansera Engineering Ltd.	2,696	45,785
	Sarda Energy & Minerals Ltd.	14,770	47,697
	Saregama India Ltd.	6,906	45,679
	Sasken Technologies Ltd.	747	15,022
*	Satin Creditcare Network Ltd.	4,026	10,940
	Savita Oil Technologies Ltd.	2,310	17,204
	SBI Cards & Payment Services Ltd.	8,474	73,623
	Schaeffler India Ltd.	1,175	60,014
*	SEPC Ltd.	55,686	14,102
	Seshasayee Paper & Boards Ltd.	5,576	23,550
Ω	SH Kelkar & Co. Ltd.	5,846	13,659
	Shakti Pumps India Ltd.	935	47,933
	Sharda Cropchem Ltd.	3,090	20,999
	Sharda Motor Industries Ltd.	713	21,021
	Share India Securities Ltd.	5,065	18,445
*	Sheela Foam Ltd.	3,083	37,999
*	Shilpa Medicare Ltd.	6,393	51,950
*	Shipping Corp. of India Land & Assets Ltd.	25,479	31,241
	Shipping Corp. of India Ltd.	25,479	87,764
	Shree Cement Ltd.	834	276,323
	Shriram Finance Ltd.	43,535	1,527,421
	Shriram Pistons & Rings Ltd.	441	10,714
*	SIS Ltd.	5,637	29,186
	Siyaram Silk Mills Ltd.	3,403	21,236
*	SJS Enterprises Ltd.	2,570	26,714
	Sobha Ltd.	8,336	179,830
	Solar Industries India Ltd.	390	50,411
	Somany Ceramics Ltd.	2,041	18,889
	South Indian Bank Ltd.	528,161	169,529
*	Spandana Sphoorty Financial Ltd.	3,573	28,842
	SRF Ltd.	8,971	283,978
*	Star Cement Ltd.	15,455	38,866
	Steel Authority of India Ltd.	206,149	379,709
	Sterlite Technologies Ltd.	22,270	37,355
	Strides Pharma Science Ltd.	13,715	175,111
	Stylam Industries Ltd.	577	13,700
	Styrenix Performance Materials Ltd.	507	15,916
	Subros Ltd.	4,472	37,622
	Sudarshan Chemical Industries Ltd.	3,908	43,945
	Sun TV Network Ltd.	15,404	165,509
	Sundaram Finance Ltd.	9,828	510,278
	Sundaram-Clayton Ltd.	898	20,419
*	Sunflag Iron & Steel Co. Ltd.	4,493	13,692
	Sunteck Realty Ltd.	7,768	55,879
	Suprajit Engineering Ltd.	9,703	60,500
	Supreme Petrochem Ltd.	8,621	88,182
	Surya Roshni Ltd.	7,362	53,759
	Swan Energy Ltd.	4,057	36,643
	Tamil Nadu Newsprint & Papers Ltd.	11,562	36,061
	Tamilnad Mercantile Bank Ltd.	5,813	32,199

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	TARC Ltd.	9,361	$24,582
	Tata Chemicals Ltd.	25,676	344,058
	Tata Consumer Products Ltd.	84,056	1,195,060
	Tata Steel Ltd.	48,850	96,783
	TD Power Systems Ltd.	6,975	34,773
*	TeamLease Services Ltd.	1,113	46,878
	Techno Electric & Engineering Co. Ltd.	10,979	221,842
	Texmaco Rail & Engineering Ltd.	50,683	164,166
	Thirumalai Chemicals Ltd.	15,759	64,888
	Thomas Cook India Ltd.	26,493	82,785
	Tide Water Oil Co. India Ltd.	415	13,357
	Time Technoplast Ltd.	25,514	103,017
	Titagarh Rail System Ltd.	8,467	165,191
	Tourism Finance Corp. of India Ltd.	8,527	19,415
*	TransIndia Real Estate Ltd.	7,469	4,284
	Transport Corp. of India Ltd.	4,427	53,573
	Trident Ltd.	167,972	79,241
	Triveni Engineering & Industries Ltd.	10,691	54,121
	TTK Prestige Ltd.	5,059	58,349
	TVS Holdings Ltd.	898	148,375
	TVS Srichakra Ltd.	777	40,545
	Uflex Ltd.	6,902	49,487
*	Ugro Capital Ltd.	11,318	35,722
Ω	Ujjivan Small Finance Bank Ltd.	84,580	45,616
*	Unichem Laboratories Ltd.	3,734	25,464
	Union Bank of India Ltd.	178,021	288,185
	UPL Ltd.	78,979	541,229
	Usha Martin Ltd.	30,875	140,264
	UTI Asset Management Co. Ltd.	6,565	81,267
*	VA Tech Wabag Ltd.	5,913	95,627
	Vaibhav Global Ltd.	6,445	26,496
*	Valor Estate Ltd.	14,432	36,345
	Vardhman Textiles Ltd.	16,925	111,173
*Ω	Varroc Engineering Ltd.	5,366	40,968
	Vedanta Ltd.	91,948	497,057
	Venky's India Ltd.	752	17,946
	Vesuvius India Ltd.	1,292	80,226
	Vindhya Telelinks Ltd.	1,897	70,280
*	VL E-Governance & IT Solutions Ltd.	8,458	8,840
*	Vodafone Idea Ltd.	1,094,486	212,991
	Voltamp Transformers Ltd.	664	106,965
	Voltas Ltd.	22,028	406,055
	VRL Logistics Ltd.	2,989	20,551
	VST Industries Ltd.	716	37,370
	VST Tillers Tractors Ltd.	516	26,216
	Welspun Corp. Ltd.	18,515	142,017
	Welspun Enterprises Ltd.	13,957	92,837
	Welspun Living Ltd.	45,522	100,247
	West Coast Paper Mills Ltd.	7,697	57,505
	Whirlpool of India Ltd.	1,273	32,378
*	Wockhardt Ltd.	8,985	99,252
	Wonderla Holidays Ltd.	2,231	22,475
*	Yes Bank Ltd.	2,017,709	642,452
*	Zee Entertainment Enterprises Ltd.	60,497	107,409
	Zensar Technologies Ltd.	17,247	164,028
*	Zomato Ltd.	37,730	103,893
	Zydus Lifesciences Ltd.	29,418	439,571
	Zydus Wellnes Ltd.	2,934	84,238
TOTAL INDIA			65,740,454

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (1.6%)
	ABM Investama Tbk. PT	133,400	$31,105
	Adaro Energy Indonesia Tbk. PT	2,691,100	533,244
	Adi Sarana Armada Tbk. PT	218,600	10,290
*	Alam Sutera Realty Tbk. PT	2,601,900	21,607
	Aneka Tambang Tbk. PT	1,450,000	117,442
	Aspirasi Hidup Indonesia Tbk. PT	818,600	40,294
	Astra Agro Lestari Tbk. PT	29,200	10,821
	Astra Otoparts Tbk. PT	103,700	14,293
	Bank BTPN Syariah Tbk. PT	382,500	26,791
*	Bank Mayapada International Tbk. PT	4,738,084	77,645
	Bank Maybank Indonesia Tbk. PT	1,350,600	17,967
*	Bank Neo Commerce Tbk. PT	1,758,600	27,523
	Bank OCBC Nisp Tbk. PT	547,400	43,583
*	Bank Pan Indonesia Tbk. PT	629,400	47,056
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	360,449	21,941
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	719,200	24,335
	Bank Tabungan Negara Persero Tbk. PT	909,165	73,597
	BFI Finance Indonesia Tbk. PT	1,133,300	62,381
	BISI International Tbk. PT	273,900	28,043
*	Buana Lintas Lautan Tbk. PT	1,265,400	8,250
*	Bukalapak.com Tbk. PT	3,201,600	23,280
	Bukit Asam Tbk. PT	541,900	89,352
*	Bumi Serpong Damai Tbk. PT	853,100	54,389
	Catur Sentosa Adiprana Tbk. PT	203,700	6,032
	Ciputra Development Tbk. PT	1,788,800	138,113
	Dayamitra Telekomunikasi PT	1,413,900	60,436
	Delta Dunia Makmur Tbk. PT	1,421,800	66,945
	Dharma Satya Nusantara Tbk. PT	248,300	10,456
	Elnusa Tbk. PT	809,300	25,359
*	Energi Mega Persada Tbk. PT	2,098,800	27,613
	Erajaya Swasembada Tbk. PT	1,727,000	45,264
	Gajah Tunggal Tbk. PT	227,100	16,063
	Gudang Garam Tbk. PT	46,300	44,884
*	Harum Energy Tbk. PT	479,100	35,072
	Indah Kiat Pulp & Paper Tbk. PT	461,300	237,260
	Indika Energy Tbk. PT	390,600	33,387
	Indo Tambangraya Megah Tbk. PT	58,000	93,789
	Indocement Tunggal Prakarsa Tbk. PT	182,700	81,519
	Indofood Sukses Makmur Tbk. PT	800,100	301,425
	Indomobil Sukses Internasional Tbk. PT	184,300	14,677
*	Intiland Development Tbk. PT	737,400	8,214
*	Japfa Comfeed Indonesia Tbk. PT	863,200	87,109
*	Kawasan Industri Jababeka Tbk. PT	3,322,300	26,969
	Medco Energi Internasional Tbk. PT	1,673,840	135,556
	Mitra Pinasthika Mustika Tbk. PT	335,600	20,957
	Pabrik Kertas Tjiwi Kimia Tbk. PT	290,400	143,769
	Pakuwon Jati Tbk. PT	1,053,400	27,632
*	Panin Financial Tbk. PT	2,425,400	48,937
*	Paninvest Tbk. PT	273,700	15,312
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	585,500	30,793
	Puradelta Lestari Tbk. PT	2,071,600	20,139
*††	Rimo International Lestari Tbk. PT	3,228,000	0
	Salim Ivomas Pratama Tbk. PT	780,700	18,827
	Sampoerna Agro Tbk. PT	77,700	9,385
	Samudera Indonesia Tbk. PT	1,589,000	31,666
*	Sawit Sumbermas Sarana Tbk. PT	196,800	13,055
	Semen Indonesia Persero Tbk. PT	313,142	75,355
	Siloam International Hospitals Tbk. PT	134,500	22,988
*††	Sri Rejeki Isman Tbk. PT	1,753,600	2,952

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Summarecon Agung Tbk. PT	2,022,600	$69,723
	Surya Citra Media Tbk. PT	3,616,900	31,157
	Surya Semesta Internusa Tbk. PT	1,042,000	70,629
	Tempo Scan Pacific Tbk. PT	82,400	11,554
	Timah Tbk. PT	493,000	28,657
*††	Trada Alam Minera Tbk. PT	2,672,100	0
	Trias Sentosa Tbk. PT	176,400	5,436
	Triputra Agro Persada PT	966,300	38,941
	Tunas Baru Lampung Tbk. PT	536,000	20,934
	United Tractors Tbk. PT	213,300	338,614
*	Vale Indonesia Tbk. PT	418,140	96,243
*††	Waskita Karya Persero Tbk. PT	1,125,300	2,622
*††	Wijaya Karya Persero Tbk. PT	568,600	6,769
	XL Axiata Tbk. PT	852,013	113,749
TOTAL INDONESIA			4,218,166
KUWAIT — (0.6%)
	A'ayan Leasing & Investment Co. KSCP	69,132	35,335
	Agility Public Warehousing Co. KSC	249,534	224,076
	Al Ahli Bank of Kuwait KSCP	160,180	160,551
*	ALAFCO Aviation Lease & Finance Co. KSCP, Class C	41,586	30,232
*	Alimtiaz Investment Group KSC	53,942	8,708
	Arzan Financial Group for Financing & Investment KPSC	58,092	35,364
*	Asiya Capital Investments Co. KSCP	97,686	12,104
	Boubyan Petrochemicals Co. KSCP	37,634	71,725
	Burgan Bank SAK	154,380	96,461
	Commercial Facilities Co. SAKP	27,850	16,964
	Gulf Bank KSCP	326,383	332,097
	Gulf Cables & Electrical Industries Group Co. KSCP	5,110	28,929
*	Kuwait Cement Co. KSC	50,992	30,261
	Kuwait Finance House KSCP	15,135	36,500
	Kuwait Financial Centre SAK	8,462	3,490
	Kuwait Insurance Co. SAK	15,388	29,165
	Kuwait International Bank KSCP	150,968	92,377
	National Industries Group Holding SAK	313,481	230,930
	National Investments Co. KSCP	50,538	42,025
*	Warba Bank KSCP	98,252	58,203
TOTAL KUWAIT			1,575,497
MALAYSIA — (1.9%)
	Able Global Bhd.	30,900	13,536
	Aeon Co. M Bhd.	96,000	29,480
	AEON Credit Service M Bhd.	23,400	36,564
#	AFFIN Bank Bhd.	87,783	58,304
	Ajinomoto Malaysia Bhd.	4,200	13,517
	Alliance Bank Malaysia Bhd.	147,400	132,253
	Allianz Malaysia Bhd.	10,500	50,048
#	AME Elite Consortium Bhd.	28,400	10,945
	AMMB Holdings Bhd. (AMM MK)	269,100	264,414
	Ancom Nylex Bhd.	58,200	13,184
	Bank Islam Malaysia Bhd.	127,300	69,000
	Batu Kawan Bhd.	16,200	69,118
*	Berjaya Corp. Bhd.	493,544	45,726
	Berjaya Food Bhd.	91,300	10,735
*	Berjaya Land Bhd.	124,900	11,031
*	Bumi Armada Bhd.	507,900	60,255
	Cahya Mata Sarawak Bhd.	118,100	37,315
	Chin Teck Plantations Bhd.	5,500	9,575

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#*	Dagang NeXchange Bhd.	152,800	$13,989
	Dayang Enterprise Holdings Bhd.	106,300	65,889
	Dialog Group Bhd.	388,900	215,170
#	Duopharma Biotech Bhd.	117,952	30,826
*	Eastern & Oriental Bhd.	114,400	23,824
	Eco World Development Group Bhd.	136,900	52,800
*	Ekovest Bhd.	383,500	37,648
	FAR East Holdings Bhd.	1,400	1,066
#	Formosa Prosonic Industries Bhd.	21,800	14,294
	Gamuda Bhd.	281,980	482,216
	Genting Malaysia Bhd.	341,400	193,442
	HAP Seng Consolidated Bhd.	68,800	64,376
	Hap Seng Plantations Holdings Bhd.	27,100	10,443
*	Hartalega Holdings Bhd.	39,500	26,228
#*	Hengyuan Refining Co. Bhd.	18,000	10,311
	Hiap Teck Venture Bhd.	218,100	20,439
#	Hibiscus Petroleum Bhd.	80,759	42,324
	Hong Leong Industries Bhd.	10,000	24,722
	IGB Bhd.	61,123	33,826
	IJM Corp. Bhd.	291,100	222,038
	IOI Properties Group Bhd.	252,700	117,229
#*	Iskandar Waterfront City Bhd.	64,600	10,072
	Jaya Tiasa Holdings Bhd.	113,300	27,403
	Keck Seng Malaysia Bhd.	19,600	26,306
	Kenanga Investment Bank Bhd.	89,400	22,987
	Kerjaya Prospek Group Bhd.	39,200	17,324
	Kim Loong Resources Bhd.	29,200	15,568
	Kossan Rubber Industries Bhd.	191,400	88,355
	Kretam Holdings Bhd.	133,900	17,486
#*	KSL Holdings Bhd.	54,000	23,667
	LBS Bina Group Bhd.	99,500	15,495
#	Leong Hup International Bhd.	128,600	17,788
#*Ω	Lotte Chemical Titan Holding Bhd.	84,977	19,806
	LPI Capital Bhd.	4,100	11,137
	Magni-Tech Industries Bhd.	19,900	10,358
	Magnum Bhd.	74,114	20,820
	Mah Sing Group Bhd.	277,700	113,845
	Malayan Flour Mills Bhd.	227,800	38,442
	Malaysia Airports Holdings Bhd.	34,730	77,441
	Malaysia Smelting Corp. Bhd.	17,900	10,137
	Malaysian Resources Corp. Bhd.	291,800	39,463
	Matrix Concepts Holdings Bhd.	98,550	40,772
#	MBM Resources Bhd.	38,200	44,074
#	MBSB Bhd.	368,973	65,478
	Mega First Corp. Bhd.	74,000	78,016
	Mi Technovation Bhd.	70,500	36,479
	MKH Bhd.	39,000	11,625
	MKH Oil Palm East Kalimantan Bhd.	5,571	721
	MNRB Holdings Bhd.	50,800	24,001
#	MPHB Capital Bhd.	55,400	19,423
*	MSM Malaysia Holdings Bhd.	24,200	10,114
*	Muhibbah Engineering M Bhd.	69,100	14,376
	OCK Group Bhd.	106,700	14,873
	Oriental Holdings Bhd.	46,900	70,454
#	OSK Holdings Bhd.	194,800	67,058
	Panasonic Manufacturing Malaysia Bhd.	2,000	8,515
	Pantech Group Holdings Bhd.	62,800	14,904
	Petron Malaysia Refining & Marketing Bhd.	16,400	15,883
	RCE Capital Bhd.	49,100	32,386

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Sarawak Oil Palms Bhd.	41,700	$26,177
	Scientex Bhd.	87,100	80,366
	Sime Darby Property Bhd.	436,300	150,389
	SKP Resources Bhd.	103,400	26,144
	SP Setia Bhd. Group	311,299	108,635
	Sunway Bhd.	137,223	128,238
	Syarikat Takaful Malaysia Keluarga Bhd.	13,700	11,127
#	Ta Ann Holdings Bhd.	59,700	52,128
	Thong Guan Industries Bhd.	28,400	11,443
#	TIME dotCom Bhd.	63,300	70,833
*	Top Glove Corp. Bhd.	361,600	81,141
*	Tropicana Corp. Bhd.	104,013	36,913
	TSH Resources Bhd.	116,400	30,434
#	UEM Sunrise Bhd.	241,800	59,632
	Unisem M Bhd.	22,800	18,091
	United Malacca Bhd.	28,200	31,614
	United Plantations Bhd.	5,700	32,497
	UOA Development Bhd.	31,400	12,913
*	Uzma Bhd.	42,700	10,223
	Velesto Energy Bhd.	502,700	23,533
	VS Industry Bhd.	394,900	104,129
*	Wasco Bhd.	39,100	10,384
#	WCT Holdings Bhd.	129,750	37,063
	Yinson Holdings Bhd.	188,219	97,904
TOTAL MALAYSIA			5,083,103
MEXICO — (2.2%)
#*	Alpek SAB de CV	46,025	30,632
*	Axtel SAB de CV	75,248	5,331
Ω	Banco del Bajio SA	108,947	327,116
#	Becle SAB de CV	35,141	57,773
	Bolsa Mexicana de Valores SAB de CV	22,070	34,353
	Cemex SAB de CV (CEMEXCPO MM)	549,733	352,896
	Cemex SAB de CV (CX US), Sponsored ADR	156,566	1,005,154
	Cia Minera Autlan SAB de CV, Class B	40,966	16,601
	Consorcio ARA SAB de CV	98,355	16,524
	Corp. Actinver SAB de CV	41,815	36,583
	Corporativo Fragua SAB de CV	7,267	383,808
	Cydsa SAB de CV	45,021	43,134
	El Puerto de Liverpool SAB de CV, Class C1	30,621	216,899
	GCC SAB de CV	16,301	139,185
	Genomma Lab Internacional SAB de CV, Class B	98,024	100,755
	Gentera SAB de CV	160,560	189,335
	Grupo Comercial Chedraui SA de CV	50,454	375,663
	Grupo Herdez SAB de CV	11,507	33,537
*	Grupo Hotelero Santa Fe SAB de CV	50,240	10,786
	Grupo Industrial Saltillo SAB de CV	47,197	51,894
#	Grupo Rotoplas SAB de CV	12,629	17,543
	Grupo Televisa SAB (TLEVICPO MM)	222,885	98,576
*Ω	Grupo Traxion SAB de CV	39,637	48,464
*	Hoteles City Express SAB de CV	47,518	11,707
*	Industrias CH SAB de CV, Class B	11,679	117,285
#*	Industrias Penoles SAB de CV	20,115	293,989
	KUO SAB de CV, Class B	21,555	46,272
#	La Comer SAB de CV	60,217	112,477
	Medica Sur SAB de CV, Class B	20,670	39,796
	Megacable Holdings SAB de CV	81,563	190,785
*Ω	Nemak SAB de CV	66,400	9,623
#*	Ollamani SAB	16,167	36,055

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
	Orbia Advance Corp. SAB de CV	105,836	$136,619
	Organizacion Cultiba SAB de CV	46,456	25,745
	Organizacion Soriana SAB de CV, Class B	37,912	63,468
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	22,314	208,397
	Promotora y Operadora de Infraestructura SAB de CV (PINFRAL MM), Class L	2,980	18,874
	Qualitas Controladora SAB de CV	16,957	156,528
	Regional SAB de CV	24,173	175,248
*	Vista Energy SAB de CV (VIST US), ADR	9,340	420,860
TOTAL MEXICO			5,656,270
PHILIPPINES — (0.5%)
*	8990 Holdings, Inc.	135,600	21,277
	ACEN Corp.	230,700	21,713
	Alliance Global Group, Inc.	409,300	62,943
	Asia United Bank Corp.	12,165	8,955
*	Belle Corp.	525,000	20,433
	China Banking Corp.	123,600	84,748
*	Converge Information & Communications Technology Solutions, Inc.	129,200	25,589
	Cosco Capital, Inc.	281,900	23,060
	DMCI Holdings, Inc.	395,300	77,001
	DoubleDragon Corp.	73,400	13,163
	Filinvest Development Corp.	121,800	11,425
	First Philippine Holdings Corp.	31,550	34,094
	Globe Telecom, Inc.	815	30,061
	GT Capital Holdings, Inc.	12,099	122,386
	JG Summit Holdings, Inc.	172,300	82,111
	LT Group, Inc.	216,100	36,478
	Metropolitan Bank & Trust Co.	165,540	194,793
	Nickel Asia Corp.	162,000	9,301
	Philcomsat Holdings Corp.	9,064	16,609
	Philex Mining Corp.	326,000	14,532
*	Philippine National Bank	50,900	20,870
	Puregold Price Club, Inc.	121,000	54,567
	RFM Corp.	109,000	7,089
	Rizal Commercial Banking Corp.	113,800	41,878
	Robinsons Land Corp.	210,100	53,277
	Robinsons Retail Holdings, Inc.	34,900	21,540
	San Miguel Corp.	36,530	62,511
	Security Bank Corp.	31,430	34,652
*	Top Frontier Investment Holdings, Inc.	3,090	3,919
	Union Bank of the Philippines	72,102	44,530
TOTAL PHILIPPINES			1,255,505
POLAND — (1.1%)
	AB SA	2,333	58,305
#*	Agora SA	8,438	22,317
	Alior Bank SA	18,231	436,987
	Apator SA	2,181	9,896
	Arctic Paper SA	5,110	28,008
	ASBISc Enterprises PLC	7,050	39,166
	Asseco Poland SA	8,572	181,685
	Bank Handlowy w Warszawie SA	5,702	139,846
*	Bank Millennium SA	62,100	142,369
*	Bank Ochrony Srodowiska SA	9,478	31,718
	BNPP Bank Polska SA	1,571	40,094
	Boryszew SA	19,241	26,699
*	Cognor Holding SA	35,478	69,989

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
	ComArch SA	717	$57,945
*	Cyfrowy Polsat SA	26,801	87,678
	Develia SA	59,303	85,260
	Echo Investment SA	23,480	24,660
*	Enea SA	37,216	103,513
*	Fabryki Mebli Forte SA	1,537	7,746
*	Grupa Azoty SA	7,205	32,810
	Inter Cars SA	1,305	162,539
#*	Jastrzebska Spolka Weglowa SA	8,691	58,515
	KRUK SA	959	107,332
	Lubelski Wegiel Bogdanka SA	3,931	25,095
*	mBank SA	1,052	165,380
	Mirbud SA	7,385	26,006
	Newag SA	2,123	17,426
*	PGE Polska Grupa Energetyczna SA	125,687	231,412
*	PKP Cargo SA	7,482	40,768
*	Polimex-Mostostal SA	16,823	13,269
	Stalexport Autostrady SA	16,406	11,237
*	Tauron Polska Energia SA	202,440	193,982
	Torpol SA	1,241	10,968
	VRG SA	42,918	38,317
	Warsaw Stock Exchange	2,575	27,574
TOTAL POLAND			2,756,511
QATAR — (0.8%)
*	Aamal Co.	288,708	63,013
	Al Khaleej Takaful Group QSC	22,072	14,615
	Barwa Real Estate Co.	365,206	278,703
	Commercial Bank PSQC	270,000	309,919
	Doha Bank QPSC	434,645	176,866
	Doha Insurance Co. QSC	40,320	27,046
	Gulf International Services QSC	135,943	128,964
	Gulf Warehousing Co.	37,401	33,534
*	Lesha Bank LLC	294,373	105,012
	Mazaya Real Estate Development QPSC	84,477	14,132
	Qatar Industrial Manufacturing Co. QSC	41,774	30,458
	Qatar Insurance Co. SAQ	226,916	131,013
	Qatar National Cement Co. QSC	68,440	69,606
	Qatar Navigation QSC	159,233	518,371
	Salam International Investment Ltd. QSC	139,423	26,032
	United Development Co. QSC	355,663	107,510
TOTAL QATAR			2,034,794
RUSSIA — (0.0%)
*††	Lenta International Co. PJSC, GDR	4,734	0
*††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), GDR	15,429	0
*††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), Sponsored GDR	1,076	0
*††	RusHydro PJSC (RSHYY US), ADR	93,802	0
*††	VTB Bank PJSC (VTBR LI), GDR	138,363	0
SAUDI ARABIA — (3.8%)
*	Abdul Mohsen Al-Hokair Tourism & Development Co.	33,280	22,457
*	Advanced Petrochemical Co.	18,419	196,277
	Al Babtain Power & Telecommunication Co.	10,425	101,408
*	Al Hassan Ghazi Ibrahim Shaker Co.	6,437	48,243
	Al Jouf Agricultural Development Co.	2,562	43,750
*	Al Jouf Cement Co.	8,531	25,575
*	Al Khaleej Training & Education Co.	1,794	13,798

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	AlAbdullatif Industrial Investment Co.	7,870	$34,831
	Al-Etihad Cooperative Insurance Co.	3,441	16,346
*	AlJazira Takaful Ta'awuni Co.	5,611	28,506
*	Allianz Saudi Fransi Cooperative Insurance Co.	12,649	58,997
*	Alujain Corp.	6,757	75,408
	Arab National Bank	132,897	760,136
	Arabian Cement Co.	9,734	70,099
*	Arabian Shield Cooperative Insurance Co.	7,822	43,332
	Arriyadh Development Co.	17,211	109,525
	Bank AlBilad	42,247	414,076
*	Bank Al-Jazira	90,443	414,569
	Banque Saudi Fransi	49,719	490,306
	Basic Chemical Industries Ltd.	2,738	22,586
	Bawan Co.	3,149	39,258
*	Chubb Arabia Cooperative Insurance Co.	2,171	17,887
	City Cement Co.	12,129	58,293
*	Dar Al Arkan Real Estate Development Co.	107,466	388,014
	Eastern Province Cement Co.	8,366	72,396
*	Emaar Economic City	69,358	133,117
	Etihad Etisalat Co.	69,362	963,463
*	Fitaihi Holding Group	32,900	33,429
	Gulf Insurance Group	4,659	39,679
*	Herfy Food Services Co.	3,314	23,494
*	Jazan Development & Investment Co.	6,599	26,187
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	16,398	120,352
	Middle East Paper Co.	3,399	36,332
*	Middle East Specialized Cables Co.	4,602	44,658
	Mobile Telecommunications Co. Saudi Arabia	89,516	259,738
*	Najran Cement Co.	16,879	39,053
*	National Agriculture Development Co.	20,435	156,910
	National Co. for Glass Industries	3,510	44,014
*	National Gypsum	5,302	35,464
*	National Industrialization Co., Class C	28,597	84,837
	Nayifat Finance Co.	5,026	17,759
	Northern Region Cement Co.	18,964	45,340
	Qassim Cement Co.	6,087	87,447
*	Rabigh Refining & Petrochemical Co.	44,963	84,609
	Sahara International Petrochemical Co.	66,578	506,634
	Saudi Cement Co.	5,973	67,942
*	Saudi Ceramic Co.	11,868	89,672
	Saudi Chemical Co. Holding	105,700	318,303
*	Saudi Ground Services Co.	1,500	20,470
	Saudi Industrial Investment Group	22,753	123,879
	Saudi Investment Bank	122,976	418,893
*	Saudi Kayan Petrochemical Co.	121,018	263,144
*	Saudi Marketing Co.	3,087	19,714
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	9,251	71,052
*	Saudi Printing & Packaging Co., Class C	5,795	20,752
*	Saudi Public Transport Co.	10,417	51,298
*	Saudi Reinsurance Co.	8,310	67,712
*	Savola Group	44,673	543,411
*	Seera Group Holding	33,818	223,602
	SHL Finance Co.	4,656	19,621
*	Sinad Holding Co.	15,831	56,611
	Southern Province Cement Co.	9,273	88,657
	Sustained Infrastructure Holding Co.	7,743	72,066
	Tabuk Cement Co.	8,849	28,935
*	Umm Al-Qura Cement Co.	3,517	15,552
	United International Transportation Co.	6,599	157,319

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	United Wire Factories Co.	1,128	$8,548
*	Walaa Cooperative Insurance Co.	11,356	81,687
	Yamama Cement Co.	20,244	179,299
	Yanbu Cement Co.	12,614	87,217
	Yanbu National Petrochemical Co.	43,558	469,636
*	Zamil Industrial Investment Co.	8,237	49,723
TOTAL SAUDI ARABIA			9,963,304
SOUTH AFRICA — (2.6%)
	AECI Ltd.	20,061	116,646
	African Rainbow Minerals Ltd.	18,816	223,380
	Altron Ltd., Class A	27,408	25,934
	Aspen Pharmacare Holdings Ltd.	50,127	692,985
*	Astral Foods Ltd.	3,271	30,969
	Barloworld Ltd.	31,236	159,465
*	Blue Label Telecoms Ltd.	90,389	21,440
	Caxton & CTP Publishers & Printers Ltd.	18,917	10,844
	Curro Holdings Ltd.	20,708	13,784
	DataTec Ltd.	51,592	101,224
	Discovery Ltd.	14,859	116,654
	Exxaro Resources Ltd.	38,418	411,614
	Foschini Group Ltd.	31,421	232,147
	Grindrod Ltd.	120,704	103,134
	Harmony Gold Mining Co. Ltd. (HAR SJ)	6,115	59,961
	Harmony Gold Mining Co. Ltd. (HMY US), Sponsored ADR	47,253	459,299
	Impala Platinum Holdings Ltd.	7,093	36,440
	Investec Ltd.	24,846	193,970
	Invicta Holdings Ltd.	10,262	17,628
*	KAP Ltd.	436,996	73,106
	Lewis Group Ltd.	10,591	33,172
	Life Healthcare Group Holdings Ltd.	72,148	52,855
	Momentum Group Limited	191,420	281,648
	Motus Holdings Ltd.	26,855	152,322
	Mpact Ltd.	21,681	35,226
	Nedbank Group Ltd.	5,995	91,811
	Netcare Ltd.	172,194	123,177
	Northam Platinum Holdings Ltd.	33,363	262,017
	Oceana Group Ltd.	14,664	56,148
	Old Mutual Ltd. (OMU SJ)	750,515	507,204
	Omnia Holdings Ltd.	19,912	71,895
Ω	Pepkor Holdings Ltd.	279,779	313,984
	PPC Ltd.	168,874	35,397
*	Rainbow Chicken	30,615	6,337
	Raubex Group Ltd.	23,054	58,081
*	RCL Foods Ltd.	30,615	16,420
	Reunert Ltd.	30,131	118,854
	Sappi Ltd.	96,987	282,569
	Sasol Ltd. (SOL SJ)	54,240	439,819
	Sibanye Stillwater Ltd. (SSW SJ)	251,180	286,820
	Southern Sun Ltd.	109,934	37,218
*	SPAR Group Ltd.	16,292	112,356
	Super Group Ltd.	56,942	95,173
*	Telkom SA SOC Ltd.	13,998	18,166
	Thungela Resources Ltd. (TGA SJ)	21,443	142,246
*	Transaction Capital Ltd.	66,567	10,366
*	We Buy Cars Pty. Ltd.	21,753	31,835
	Wilson Bayly Holmes-Ovcon Ltd.	8,189	80,768

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Zeda Ltd.	33,706	$23,174
TOTAL SOUTH AFRICA			6,877,682
SOUTH KOREA — (11.7%)
	ABco Electronics Co. Ltd.	3,431	19,769
	Advanced Process Systems Corp.	2,143	32,485
	Aekyung Chemical Co. Ltd.	4,336	35,604
	Aekyung Industrial Co. Ltd.	897	13,007
*	Agabang&Company	4,166	12,901
*	Air Busan Co. Ltd.	10,603	18,888
	Ajin Industrial Co. Ltd.	8,959	20,434
*	ALUKO Co. Ltd.	8,599	16,831
	Amorepacific Corp.	4,025	534,976
	Amorepacific Group	3,345	76,114
*	Anam Electronics Co. Ltd.	8,891	9,606
*	Ananti, Inc.	10,516	43,070
	Asia Cement Co. Ltd.	2,690	22,661
	ASIA Holdings Co. Ltd.	91	16,997
	Asia Paper Manufacturing Co. Ltd.	5,405	33,148
	Atinum Investment Co. Ltd.	5,100	9,561
	Avaco Co. Ltd.	2,775	29,152
	Avatec Co. Ltd.	1,170	9,762
	Baiksan Co. Ltd.	1,472	14,482
	BGFecomaterials Co. Ltd.	6,617	19,579
	BH Co. Ltd.	4,119	65,421
	Binggrae Co. Ltd.	1,100	71,749
	BNK Financial Group, Inc.	46,213	321,310
	Boditech Med, Inc.	1,363	17,414
	Boryung	6,455	49,184
	Byucksan Corp.	8,914	14,130
	C&G Hi Tech Co. Ltd.	1,903	18,664
	Cape Industries Ltd.	2,159	9,552
	Cheil Worldwide, Inc.	9,323	120,715
*	Choil Aluminum Co. Ltd.	13,486	17,331
	Chong Kun Dang Pharmaceutical Corp.	1,300	105,883
	Chongkundang Holdings Corp.	732	28,276
*††	Chorokbaem Media Co. Ltd.	5,074	3,733
*	CJ CGV Co. Ltd.	12,126	50,595
	CJ CheilJedang Corp.	1,538	434,268
	CJ Corp.	2,470	239,712
*	CJ ENM Co. Ltd.	1,261	70,363
	CJ Freshway Corp.	1,674	23,418
	CJ Logistics Corp.	1,390	100,249
*	Com2uS Holdings Corp.	1,239	23,769
	Com2uSCorp	662	18,324
*	Coreana Cosmetics Co. Ltd.	9,288	18,929
	Coway Co. Ltd.	8,924	408,272
	COWELL FASHION Co. Ltd.	1,810	3,420
	Cowintech Co. Ltd.	1,466	17,988
	CR Holdings Co. Ltd.	5,750	25,059
	Cuckoo Holdings Co. Ltd.	1,775	28,550
	Cuckoo Homesys Co. Ltd.	757	12,276
	Cymechs, Inc.	1,317	15,087
	Dae Won Kang Up Co. Ltd.	8,318	30,950
	Daechang Forging Co. Ltd.	2,361	9,270
	Daedong Corp.	3,607	26,681
	Daeduck Co. Ltd.	4,415	20,645
	Daeduck Electronics Co. Ltd.	6,845	111,177
	Daehan Flour Mill Co. Ltd.	223	22,831

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Daehan New Pharm Co. Ltd.	1,199	$8,458
	Daehan Steel Co. Ltd.	2,741	23,384
*	Dae-Il Corp.	2,910	9,700
	Daesang Corp.	3,678	65,395
	Daesang Holdings Co. Ltd.	4,994	34,032
*	Daesung Industrial Co. Ltd.	4,619	12,415
	Daewon Pharmaceutical Co. Ltd.	3,317	38,344
*	Daewoo Engineering & Construction Co. Ltd.	32,220	98,108
	Daewoong Co. Ltd.	4,595	72,431
	Daewoong Pharmaceutical Co. Ltd.	711	64,699
	Daihan Pharmaceutical Co. Ltd.	686	14,067
	Daishin Securities Co. Ltd.	5,660	69,516
*	Danal Co. Ltd.	5,965	17,016
	Daol Investment & Securities Co. Ltd.	10,955	25,347
	Daou Data Corp.	2,532	21,645
	Daou Technology, Inc.	4,209	57,074
	DB Financial Investment Co. Ltd.	6,337	20,453
	DB HiTek Co. Ltd.	5,291	210,713
	DB Insurance Co. Ltd.	8,646	698,572
*	DB, Inc.	17,623	15,037
	Deutsch Motors, Inc.	4,732	16,326
	DGB Financial Group, Inc.	27,350	162,617
	DI Dong Il Corp.	3,079	66,080
*	DIO Corp.	758	10,682
*	DK Tech Co. Ltd.	2,628	22,071
	DL E&C Co. Ltd.	4,151	106,769
	DL Holdings Co. Ltd.	2,393	98,429
	DMS Co. Ltd.	4,659	19,257
	DN Automotive Corp.	772	51,405
	DNF Co. Ltd.	1,629	18,285
	Dohwa Engineering Co. Ltd.	2,350	13,366
	Dong-A Socio Holdings Co. Ltd.	566	45,849
	Dong-A ST Co. Ltd.	759	39,467
	Dongbang Transport Logistics Co. Ltd.	3,812	8,990
	DongKook Pharmaceutical Co. Ltd.	4,132	53,170
	Dongkuk Holdings Co. Ltd.	2,133	12,907
	Dongkuk Industries Co. Ltd.	7,902	33,018
	Dongkuk Steel Mill Co. Ltd.	6,644	43,701
	Dongsuh Cos., Inc.	5,437	73,953
	Dongsung Chemical Co. Ltd.	4,993	15,642
*	Dongwha Enterprise Co. Ltd.	2,376	23,682
	Dongwha Pharm Co. Ltd.	3,593	21,798
	Dongwon F&B Co. Ltd.	1,585	47,975
	Dongyang E&P, Inc.	702	9,579
*	Dongyang Steel Pipe Co. Ltd.	18,718	13,715
	Doosan Bobcat, Inc.	9,536	288,599
	Doosan Co. Ltd.	1,294	165,954
	Doosan Tesna, Inc.	1,883	55,139
	DoubleUGames Co. Ltd.	1,873	63,479
*	Dream Security Co. Ltd.	4,535	9,247
	Dreamtech Co. Ltd.	7,868	52,012
	Duck Yang Industry Co. Ltd.	5,537	15,564
	Duksung Co. Ltd.	2,540	13,547
	DY Corp.	2,421	9,139
	DY POWER Corp.	1,070	10,815
*††	E Investment&Development Co. Ltd.	13,290	2,519
	Easy Holdings Co. Ltd.	10,216	21,387
*	Echo Marketing, Inc.	2,658	21,018
	Ecoplastic Corp.	4,803	12,690

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Ecopro Co. Ltd.	525	$35,690
*††	Ehwa Technologies Information Co. Ltd.	46,593	5,719
	Elentec Co. Ltd.	3,055	17,199
	E-MART, Inc.	2,689	118,549
*	EMKOREA Co. Ltd.	4,152	6,933
	ENF Technology Co. Ltd.	1,688	33,496
*	Enzychem Lifesciences Corp.	8,805	10,521
	Eugene Corp.	8,193	21,608
	Eugene Investment & Securities Co. Ltd.	15,368	52,772
	Eusu Holdings Co. Ltd.	573	2,257
*	E-World	15,416	21,529
*	Exem Co. Ltd.	6,964	10,392
	Fila Holdings Corp.	7,613	239,002
	Fursys, Inc.	403	12,876
	Gabia, Inc.	2,000	20,562
*	GAEASOFT	1,361	9,384
*	Gaon Cable Co. Ltd.	460	14,062
	Geumhwa PSC Co. Ltd.	840	15,585
	Global Standard Technology Co. Ltd.	2,066	25,823
	GnCenergy Co. Ltd.	3,962	17,640
	GOLFZON Co. Ltd.	714	38,329
	Golfzon Newdin Holdings Co. Ltd.	3,388	9,105
	Gradiant Corp.	2,087	19,052
	Green Cross Corp.	534	52,168
	Green Cross Holdings Corp.	3,991	44,383
	Green Cross Wellbeing Corp.	2,511	15,214
*	GS Engineering & Construction Corp.	4,844	70,201
	GS Global Corp.	11,688	29,122
	GS Holdings Corp. (078930 KS)	8,629	308,912
	GS Retail Co. Ltd.	3,869	59,954
	Gwangju Shinsegae Co. Ltd.	850	18,097
	HAESUNG DS Co. Ltd.	1,999	53,187
	Han Kuk Carbon Co. Ltd.	6,875	61,727
	Hancom, Inc.	3,287	45,313
	Handok, Inc.	1,566	17,988
	Handsome Co. Ltd.	2,572	32,724
	Hanil Cement Co. Ltd.	4,661	49,467
	Hanil Holdings Co. Ltd.	1,453	14,508
	Hanil Hyundai Cement Co. Ltd.	762	8,488
	Hanjin Transportation Co. Ltd.	2,072	29,203
	Hankook Tire & Technology Co. Ltd.	12,499	408,164
	HanmiGlobal Co. Ltd.	1,600	20,752
	Hannong Chemicals, Inc.	1,268	12,304
	Hanon Systems	18,964	61,684
	Hansae Co. Ltd.	2,823	40,547
	Hansol Paper Co. Ltd.	2,806	20,982
	Hansol Technics Co. Ltd.	5,142	19,069
*	Hansung Cleantech Co. Ltd.	9,763	14,968
	Hanwha Corp.	7,084	161,315
*	Hanwha Galleria Corp.	29,172	25,655
	Hanwha General Insurance Co. Ltd.	14,136	58,142
*	Hanwha Investment & Securities Co. Ltd.	24,210	66,577
	Hanwha Life Insurance Co. Ltd.	31,599	71,885
	Hanwha Solutions Corp.	20,571	373,822
	Hanwha Systems Co. Ltd.	10,603	146,017
	Hanyang Eng Co. Ltd.	2,207	29,772
	Harim Co. Ltd.	12,261	27,005
	Harim Holdings Co. Ltd.	11,433	49,038
	HB Technology Co. Ltd.	6,321	15,658

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	HD Hyundai Co. Ltd.	9,001	$551,594
	HD Hyundai Construction Equipment Co. Ltd.	2,054	89,169
*	HD Hyundai Energy Solutions Co. Ltd.	558	9,776
	HD Hyundai Infracore Co. Ltd.	23,613	137,557
*	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	582	88,287
	HDC Holdings Co. Ltd.	6,580	47,791
	HDC Hyundai Development Co-Engineering & Construction, Class E	6,663	111,773
	Hecto Financial Co. Ltd.	738	10,182
	Hecto Innovation Co. Ltd.	1,657	15,794
	High Tech Pharm Co. Ltd.	1,876	25,659
	Hite Jinro Co. Ltd.	4,936	74,900
*	HJ Shipbuilding & Construction Co. Ltd.	2,488	6,061
	HK inno N Corp.	2,808	81,130
	HL Holdings Corp.	1,256	30,518
	HL Mando Co. Ltd.	5,959	169,988
	Home Center Holdings Co. Ltd.	9,904	7,737
*	HS Hyosung Corp.	308	14,249
	HS Industries Co. Ltd.	3,474	10,068
	Huons Co. Ltd.	1,440	34,247
	Huons Global Co. Ltd.	1,307	23,753
	Husteel Co. Ltd.	7,166	23,130
	Huvitz Co. Ltd.	1,517	11,855
	Hwa Shin Co. Ltd.	3,210	25,273
	Hwaseung Enterprise Co. Ltd.	2,637	15,453
	Hy-Lok Corp.	1,868	38,093
	Hyosung Corp.	1,381	46,249
	Hyosung TNC Corp.	404	89,063
	Hyundai Bioland Co. Ltd.	3,006	11,300
*	Hyundai BNG Steel Co. Ltd.	1,368	15,557
	Hyundai Corp.	1,819	28,301
	Hyundai Department Store Co. Ltd.	1,498	51,467
	Hyundai Elevator Co. Ltd.	3,989	124,481
	Hyundai Engineering & Construction Co. Ltd.	13,942	340,644
	Hyundai Ezwel Co. Ltd.	2,358	9,609
	Hyundai Futurenet Co. Ltd.	10,757	29,857
	Hyundai Glovis Co. Ltd.	5,411	481,621
	Hyundai Green Food	5,344	49,015
	Hyundai Home Shopping Network Corp.	852	30,274
*	Hyundai Livart Furniture Co. Ltd.	1,570	11,409
	Hyundai Marine & Fire Insurance Co. Ltd.	11,261	296,333
*	Hyundai Mipo Dockyard Co. Ltd.	776	66,758
	Hyundai Motor Securities Co. Ltd.	3,996	26,009
	Hyundai Steel Co.	15,107	305,680
	Hyundai Wia Corp.	3,549	136,435
	HyVision System, Inc.	3,097	46,976
	Iljin Diamond Co. Ltd.	676	7,392
	Iljin Holdings Co. Ltd.	6,068	17,505
	Iljin Power Co. Ltd.	2,053	16,541
	Ilshin Spinning Co. Ltd.	3,440	20,566
	Ilsung Pharmaceuticals Co. Ltd.	690	8,821
	Ilyang Pharmaceutical Co. Ltd.	1,789	18,156
	iMarketKorea, Inc.	3,411	21,444
	InBody Co. Ltd.	2,353	41,240
*	Infinitt Healthcare Co. Ltd.	2,790	9,603
	Innocean Worldwide, Inc.	3,390	48,707
	InnoWireless Co. Ltd.	626	9,149
	Innox Advanced Materials Co. Ltd.	2,129	46,835
*	Insun ENT Co. Ltd.	3,640	17,230
*	Insung Information Co. Ltd.	7,624	12,716

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Intelligent Digital Integrated Security Co. Ltd.	596	$7,234
*	Interflex Co. Ltd.	1,742	16,083
	INTOPS Co. Ltd.	2,924	46,968
	IS Dongseo Co. Ltd.	3,178	57,011
*	ISU Chemical Co. Ltd.	1,074	6,968
*	ISU Specialty Chemical	1,315	33,572
*	ITEK, Inc.	2,036	11,020
*	Jahwa Electronics Co. Ltd.	2,314	34,895
	JB Financial Group Co. Ltd.	21,881	230,995
	Jeil Pharmaceutical Co. Ltd.	724	8,067
	Jeju Bank	2,409	17,450
	Jinsung T.E.C.	2,075	14,047
*	JNK Global Co. Ltd.	2,980	8,249
*††	Jokwang ILI Co. Ltd.	21,669	2,156
*	JoyCity Corp.	7,211	11,019
	JS Corp.	1,661	18,558
	JVM Co. Ltd.	835	14,166
	JW Life Science Corp.	762	6,598
	K Ensol Co. Ltd.	1,521	17,804
*	Kakao Games Corp.	5,095	69,453
	Kangnam Jevisco Co. Ltd.	593	11,842
	Kangwon Land, Inc.	15,017	158,335
	KAON Group Co. Ltd.	2,750	9,527
	KC Co. Ltd.	2,037	30,484
	KC Tech Co. Ltd.	1,176	37,493
	KCC Corp.	788	190,287
	KCC Glass Corp.	2,091	63,821
	KCTC	3,157	13,211
	KEC Corp.	22,068	18,759
	KEPCO Plant Service & Engineering Co. Ltd.	4,024	115,482
	KG Chemical Corp.	10,135	33,643
	KG Dongbusteel	8,803	40,538
	KG Eco Solution Co. Ltd.	6,717	33,468
*††	KG Mobility Co.	8,039	35,206
	Kginicis Co. Ltd.	3,312	24,938
	KGMobilians Co. Ltd.	2,885	10,432
	KH Vatec Co. Ltd.	2,324	20,105
*	Kib Plug Energy	27,506	11,582
	KISCO Corp.	2,292	14,172
	KISCO Holdings Co. Ltd.	632	9,102
	KISWIRE Ltd.	1,692	24,716
	KIWOOM Securities Co. Ltd.	2,403	233,566
*	KNW Co. Ltd.	1,879	8,353
	Kolmar BNH Co. Ltd.	1,425	17,554
	Kolmar Holdings Co. Ltd.	3,450	21,398
	Kolon Corp.	916	10,510
	Kolon Enp, Inc.	1,291	6,501
	Kolon Industries, Inc.	3,400	92,169
	Korea Airport Service Co. Ltd.	441	24,582
	Korea Alcohol Industrial Co. Ltd.	1,839	13,598
	Korea Asset In Trust Co. Ltd.	20,527	45,369
*	Korea Circuit Co. Ltd.	2,410	22,544
	Korea Electric Terminal Co. Ltd.	1,101	49,223
	Korea Fuel-Tech Corp.	4,723	17,943
*	Korea Information & Communications Co. Ltd.	2,884	17,872
	Korea Investment Holdings Co. Ltd.	7,648	410,899
*	Korea Line Corp.	27,137	42,655
	Korea Movenex Co. Ltd.	3,935	11,953
	Korea Petrochemical Ind Co. Ltd.	684	56,972

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Korea Petroleum Industries Co.	1,618	$23,661
	Korea United Pharm, Inc.	1,827	30,709
	Korean Air Lines Co. Ltd.	27,119	421,470
	Korean Reinsurance Co.	24,008	144,797
	KPX Chemical Co. Ltd.	249	8,662
	KSS LINE Ltd.	3,271	20,201
	KTCS Corp.	7,375	16,756
	Kukdong Oil & Chemicals Co. Ltd.	3,653	10,470
	Kumho Petrochemical Co. Ltd.	3,240	328,640
*	Kumho Tire Co., Inc.	19,446	72,682
	Kumkang Kind Co. Ltd.	1,937	7,251
	Kwang Dong Pharmaceutical Co. Ltd.	10,147	49,351
	Kyochon F&B Co. Ltd.	1,546	10,785
	Kyung Dong Navien Co. Ltd.	1,037	43,321
*	LabGenomics Co. Ltd.	9,003	17,582
*	LB Semicon, Inc.	6,378	25,643
	Lee Ku Industrial Co. Ltd.	5,294	17,790
	LF Corp.	3,721	39,282
*	LG Display Co. Ltd. (034220 KS)	54,949	451,068
	LG H&H Co. Ltd.	1,412	363,241
	LG HelloVision Co. Ltd.	9,492	19,592
	LG Innotek Co. Ltd.	2,143	402,488
	LG Uplus Corp.	37,190	272,010
	LOT Vacuum Co. Ltd.	3,140	29,214
	Lotte Chemical Corp.	3,593	266,266
	Lotte Chilsung Beverage Co. Ltd.	706	73,262
	Lotte Corp.	4,365	78,751
	Lotte Energy Materials Corp.	3,728	105,183
	LOTTE Fine Chemical Co. Ltd.	3,279	111,359
*	Lotte Innovate Co. Ltd.	1,082	20,445
*	Lotte Non-Life Insurance Co. Ltd.	18,648	38,381
	Lotte Rental Co. Ltd.	2,379	52,201
	Lotte Shopping Co. Ltd.	1,373	62,029
	Lotte Wellfood Co. Ltd.	520	68,157
	LS Corp.	3,430	290,914
	LS Electric Co. Ltd.	1,307	175,941
*	LVMC Holdings	9,266	16,065
	LX Hausys Ltd.	1,101	37,581
	LX Holdings Corp.	9,737	50,513
	LX International Corp.	4,931	110,597
	LX Semicon Co. Ltd.	2,058	112,811
	Macrogen, Inc.	750	11,669
	Maeil Dairies Co. Ltd.	347	10,723
	MAKUS, Inc.	1,504	10,682
*††	Manho Rope & Wire Ltd.	336	4,315
	Mcnex Co. Ltd.	2,125	32,464
*	MDS Tech, Inc.	14,576	13,299
	Mediana Co. Ltd.	2,374	10,151
*	Medipost Co. Ltd.	4,309	20,557
	Meerecompany, Inc.	605	9,130
	MegaStudy Co. Ltd.	1,207	9,824
	MegaStudyEdu Co. Ltd.	1,081	41,131
	META BIOMED Co. Ltd.	6,506	21,495
	Mgame Corp.	3,697	15,319
*	Mirae Asset Life Insurance Co. Ltd.	9,166	34,279
	Mirae Asset Securities Co. Ltd.	44,188	250,907
*	Mirae Asset Venture Investment Co. Ltd.	5,057	19,631
	MK Electron Co. Ltd.	2,487	16,983
*	Mobase Electronics Co. Ltd.	5,591	7,794

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	MONAYONGPYONG	4,143	$10,660
	Motrex Co. Ltd.	2,290	19,015
	MS Autotech Co. Ltd.	5,557	15,933
	Multicampus Co. Ltd.	323	7,473
	Myoung Shin Industrial Co. Ltd.	5,417	51,933
	Namhae Chemical Corp.	4,529	23,258
*	Namsun Aluminum Co. Ltd.	10,461	11,925
*	Namuga Co. Ltd.	988	9,162
	Namyang Dairy Products Co. Ltd.	48	18,277
	Nasmedia Co. Ltd.	1,763	22,336
*	Nature & Environment Co. Ltd.	6,444	3,673
	Nature Holdings Co. Ltd.	1,194	10,680
	NCSoft Corp.	2,275	291,923
	NeoPharm Co. Ltd.	1,059	19,793
	Neowiz	1,943	29,416
*	Neowiz Holdings Corp.	697	8,885
*	Nepes Ark Corp.	483	6,638
*	Neptune Co.	2,340	9,655
*Ω	Netmarble Corp.	3,471	161,354
	New Power Plasma Co. Ltd.	3,767	14,893
	Nexen Corp.	3,941	13,379
	Nexen Tire Corp.	6,381	36,045
	NH Investment & Securities Co. Ltd.	24,574	249,624
	NHN Corp.	3,046	42,727
	NHN KCP Corp.	2,285	13,770
	NICE Holdings Co. Ltd.	1,361	10,334
	Nice Information & Telecommunication, Inc.	1,071	15,763
	Nong Shim Holdings Co. Ltd.	465	23,924
	NongShim Co. Ltd.	597	210,054
	NOROO Paint & Coatings Co. Ltd.	1,456	10,194
	NOVAREX Co. Ltd.	3,270	22,180
	Novatech Co. Ltd.	733	7,967
	OCI Co. Ltd.	1,040	63,279
	OCI Holdings Co. Ltd.	2,324	124,975
	Orion Corp.	3,498	224,157
	Orion Holdings Corp.	4,507	49,128
*††	Osung Advanced Materials Co. Ltd.	10,029	17,864
	Ottogi Corp.	186	59,099
	Paik Kwang Industrial Co. Ltd.	4,913	32,616
	Pan Ocean Co. Ltd.	48,477	136,987
	Paradise Co. Ltd.	7,062	60,834
	Partron Co. Ltd.	8,571	47,319
	PHA Co. Ltd.	1,337	11,548
*	PharmGen Science, Inc.	3,682	14,254
*	Philenergy Co. Ltd.	167	1,967
*	Pond Group Co. Ltd.	1,043	4,130
	Poongsan Corp.	3,373	143,882
	Poongsan Holdings Corp.	1,377	27,134
#	Posco International Corp.	6,194	241,034
	POSCO Steeleon Co. Ltd.	765	24,284
*	Power Logics Co. Ltd.	2,942	13,344
	Protec Co. Ltd.	413	8,356
*	Ray Co. Ltd.	2,458	19,802
*	Refine Co. Ltd.	1,709	14,341
	Reyon Pharmaceutical Co. Ltd.	844	8,608
	S-1 Corp.	2,296	94,675
	Sajodaerim Corp.	1,147	56,998
	Sam Young Electronics Co. Ltd.	2,074	13,788
	Sam Yung Trading Co. Ltd.	2,591	24,375

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	SAMHWA Paints Industrial Co. Ltd.	1,851	$10,690
	Samick THK Co. Ltd.	1,192	9,433
*	Samil Pharmaceutical Co. Ltd.	3,113	21,730
	Samji Electronics Co. Ltd.	1,764	11,170
	Samjin Pharmaceutical Co. Ltd.	1,495	20,937
*	Samkee Corp.	8,420	10,178
	Sammok S-Form Co. Ltd.	2,023	30,871
	SAMPYO Cement Co. Ltd.	9,240	24,172
	Samsung Card Co. Ltd. (029780 KS)	5,410	166,081
	Samsung Climate Control Co. Ltd.	1,695	17,195
*	Samsung E&A Co. Ltd.	23,891	499,030
	Samsung Securities Co. Ltd.	11,744	384,228
	SAMT Co. Ltd.	12,775	32,911
	Samyang Corp.	1,215	43,800
	Samyang Holdings Corp.	724	36,870
	Samyang Packaging Corp.	1,563	21,584
	Sangsin Energy Display Precision Co. Ltd.	1,067	9,891
	Saramin Co. Ltd.	591	7,731
*	SBI Investment Korea Co. Ltd.	26,864	15,647
*	SD Biosensor, Inc.	10,803	75,870
	SeAH Besteel Holdings Corp.	3,013	41,645
	SeAH Steel Corp.	218	20,123
	SeAH Steel Holdings Corp.	380	49,676
	Sebang Co. Ltd.	2,050	21,071
	Sebang Global Battery Co. Ltd.	1,376	92,778
	Seegene, Inc.	6,460	101,519
	Sekonix Co. Ltd.	2,295	10,048
	Seobu T&D	6,459	31,420
	Seohee Construction Co. Ltd.	38,458	37,439
*	Seojin System Co. Ltd.	4,458	88,189
	Seoul Semiconductor Co. Ltd.	8,308	55,473
	Seoyon Co. Ltd.	4,738	28,757
	Seoyon E-Hwa Co. Ltd.	2,518	30,074
*††	Sewon E&C Co. Ltd.	7,730	1,982
	SFA Engineering Corp.	2,968	54,928
*	SFA Semicon Co. Ltd.	8,559	29,799
	SGC Energy Co. Ltd.	1,829	36,085
	Shin Heung Energy & Electronics Co. Ltd.	4,812	26,200
	Shinil Electronics Co. Ltd.	15,276	18,140
*	Shinsegae Engineering & Construction Co. Ltd.	1,069	10,324
	Shinsegae International, Inc.	2,379	24,606
	Shinsegae, Inc.	986	109,334
*	Shinsung E&G Co. Ltd.	24,856	33,602
	Shinyoung Securities Co. Ltd.	986	52,239
	Sindoh Co. Ltd.	830	22,597
	SJG Sejong	2,070	7,738
	SK Chemicals Co. Ltd.	1,871	67,965
	SK D&D Co. Ltd.	1,592	10,918
	SK Discovery Co. Ltd.	2,070	57,503
*	SK Eternix Co. Ltd.	2,383	30,519
	SK Gas Ltd.	546	71,084
*Ω	SK IE Technology Co. Ltd.	4,677	128,210
	SK Networks Co. Ltd.	24,348	82,642
*	SK oceanplant Co. Ltd.	5,032	46,694
	SK Securities Co. Ltd.	69,495	28,350
	SL Corp.	3,275	88,728
*	SMEC Co. Ltd.	8,117	19,225
	SNT Dynamics Co. Ltd.	2,911	43,838
	SNT Holdings Co. Ltd.	951	16,178

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	SNT Motiv Co. Ltd.	1,479	$46,341
	S-Oil Corp.	6,969	343,793
*	Solaris Sewon Co. Ltd.	8,229	9,105
	Solid, Inc.	14,983	57,766
	Songwon Industrial Co. Ltd.	2,470	21,337
	Soosan Heavy Industries Co. Ltd.	6,532	10,179
	Soosan Industries Co. Ltd.	1,110	18,100
	Soulbrain Holdings Co. Ltd.	1,012	40,659
	STIC Investments, Inc.	7,866	57,372
	Straffic Co. Ltd.	3,886	10,448
	Sung Kwang Bend Co. Ltd.	2,934	30,626
*	Sungchang Enterprise Holdings Ltd.	12,418	15,135
	Sungshin Cement Co. Ltd.	4,536	30,068
	Sungwoo Hitech Co. Ltd.	8,732	48,190
	Sunjin Co. Ltd.	2,098	10,483
*	Suprema, Inc.	1,563	29,564
	SV Investment Corp.	9,339	13,053
*	SY Co. Ltd.	5,628	20,260
*	Synergy Innovation Co. Ltd.	6,091	11,680
	Taekwang Industrial Co. Ltd.	57	25,159
	Taekyung BK Co. Ltd.	5,002	18,035
*††	Taewoong Co. Ltd.	1,838	21,921
*	Taihan Electric Wire Co. Ltd.	12,574	126,560
	Telechips, Inc.	1,102	14,050
*	Theragen Etex Co. Ltd.	5,195	14,875
	TK Corp.	3,405	40,452
	TKG Huchems Co. Ltd.	4,631	64,361
	Tongyang Life Insurance Co. Ltd.	9,098	52,726
	Tongyang, Inc.	53,338	32,798
	Toptec Co. Ltd.	3,402	17,371
	Tovis Co. Ltd.	1,651	23,556
	TS Corp.	6,440	14,436
*	Tuksu Construction Co. Ltd.	2,157	11,717
	TYM Corp.	6,262	15,903
	Ubiquoss, Inc.	822	8,807
	Ubivelox, Inc.	1,499	8,827
	Uju Electronics Co. Ltd.	1,365	14,227
*	Uni-Chem Co. Ltd.	7,996	9,065
	Unid Co. Ltd.	825	51,765
	Union Semiconductor Equipment & Materials Co. Ltd.	4,041	25,918
	Uniquest Corp.	2,237	8,784
	Unitrontech Co. Ltd.	4,034	17,202
	Value Added Technology Co. Ltd.	1,095	20,530
*††	Vidente Co. Ltd.	4,562	2,064
	Vieworks Co. Ltd.	1,285	24,665
	Vitzro Tech Co. Ltd.	1,803	10,716
	Webcash Corp.	1,363	7,877
	Webzen, Inc.	2,959	37,173
	Whanin Pharmaceutical Co. Ltd.	1,750	18,300
	Wins Co. Ltd.	1,422	14,048
*	Wireless Power Amplifier Module, Inc.	5,404	13,285
	WiSoL Co. Ltd.	5,751	30,190
*	Wonik Holdings Co. Ltd.	8,665	20,267
*	WONIK IPS Co. Ltd.	866	24,023
	Wonik Materials Co. Ltd.	1,147	26,614
	Woojin, Inc.	3,439	21,805
*	Woongjin Thinkbig Co. Ltd.	8,778	11,834
*	Wooree Bio Co. Ltd.	5,523	20,701
*	Woori Technology Investment Co. Ltd.	8,023	49,653

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Woory Industrial Co. Ltd.	970	$9,516
*	Woosu AMS Co. Ltd.	4,962	11,118
	Worldex Industry & Trading Co. Ltd.	1,282	22,076
	Y G-1 Co. Ltd.	2,515	10,440
*	Y2 Solution Co. Ltd.	3,668	7,803
*	YC Corp.	3,175	43,559
	Y-entec Co. Ltd.	2,370	12,402
	YG Entertainment, Inc.	2,710	75,977
*	YG PLUS	6,322	14,648
	Young Poong Corp.	42	9,653
	Young Poong Precision Corp.	3,427	25,750
	Youngone Corp.	4,082	116,019
	Youngone Holdings Co. Ltd.	1,334	78,981
	Yuanta Securities Korea Co. Ltd.	17,353	37,971
	Zeus Co. Ltd.	4,043	43,483
	Zinus, Inc.	1,577	17,184
TOTAL SOUTH KOREA			30,482,418
TAIWAN — (19.3%)
	Abico Avy Co. Ltd.	33,965	33,070
#	Ability Enterprise Co. Ltd.	37,000	56,095
#	AcBel Polytech, Inc.	144,989	159,391
	Acer, Inc.	479,000	646,538
	ACES Electronic Co. Ltd.	28,985	43,947
*	Acon Holding, Inc.	75,000	26,017
	Action Electronics Co. Ltd.	24,000	17,794
	Actron Technology Corp.	9,000	48,454
	ADATA Technology Co. Ltd.	54,818	157,312
	Advanced Analog Technology, Inc.	8,000	19,234
	Advanced International Multitech Co. Ltd.	20,000	49,947
*	Advanced Optoelectronic Technology, Inc.	34,000	26,249
	Advancetek Enterprise Co. Ltd.	49,000	100,759
	Aerospace Industrial Development Corp.	65,000	102,070
	AGV Products Corp.	144,000	55,136
	Air Asia Co. Ltd.	13,000	13,367
	Alltek Technology Corp.	24,040	26,765
	Alpha Networks, Inc.	43,773	44,920
	Altek Corp.	59,000	67,670
	Amazing Microelectronic Corp.	16,000	45,161
	Ambassador Hotel	49,000	106,927
	Ampire Co. Ltd.	12,000	14,636
	AmTRAN Technology Co. Ltd.	147,813	96,823
	Anderson Industrial Corp.	23,000	9,361
#	Anji Technology Co. Ltd.	18,000	20,773
	Apacer Technology, Inc.	35,000	57,881
	APAQ Technology Co. Ltd.	5,000	23,545
	APCB, Inc.	17,000	9,603
	Apex Biotechnology Corp.	13,000	12,569
	Apex Dynamics, Inc.	2,000	18,734
	Apex International Co. Ltd.	22,000	36,316
	Apex Science & Engineering	27,000	11,630
	ARBOR Technology Corp.	14,000	18,620
	Arcadyan Technology Corp.	14,000	63,029
	Ardentec Corp.	81,000	158,543
	Asia Cement Corp.	418,000	528,082
	Asia Electronic Material Co. Ltd.	2,000	1,267
	Asia Optical Co., Inc.	30,000	82,764
	Asia Polymer Corp.	83,742	48,963
	Asia Tech Image, Inc.	18,000	40,929

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	ASolid Technology Co. Ltd.	7,000	$14,165
	ATE Energy International Co. Ltd.	10,000	9,164
	Aten International Co. Ltd.	14,000	33,737
	Audix Corp.	23,000	50,974
	AUO Corp. (2409 TT)	1,056,000	576,577
	AVer Information, Inc.	8,000	11,877
	Avermedia Technologies	14,000	18,641
	Axiomtek Co. Ltd.	7,695	21,972
*	Azurewave Technologies, Inc.	9,000	12,010
*	Bank of Kaohsiung Co. Ltd.	167,394	64,727
	Basso Industry Corp.	30,000	38,219
	BenQ Materials Corp.	31,000	30,130
	BES Engineering Corp.	253,000	121,190
	Billion Electric Co. Ltd.	8,000	9,402
	Bin Chuan Enterprise Co. Ltd.	11,000	9,592
	Bizlink Holding, Inc.	21,000	245,150
	Bon Fame Co. Ltd.	4,000	11,326
	Brightek Optoelectronic Co. Ltd.	9,000	12,944
	Brighton-Best International Taiwan, Inc.	77,000	82,775
	Capital Futures Corp.	17,000	28,334
	Capital Securities Corp.	302,000	216,612
	Career Technology MFG. Co. Ltd.	96,636	67,552
	Caswell, Inc.	4,000	15,858
#	Catcher Technology Co. Ltd.	108,000	703,488
	Cathay Real Estate Development Co. Ltd.	101,000	95,886
	CCP Contact Probes Co. Ltd.	9,000	12,459
*	Celxpert Energy Corp.	10,747	8,668
	Central Reinsurance Co. Ltd.	58,674	47,565
	Chain Chon Industrial Co. Ltd.	26,000	12,929
*	ChainQui Construction Development Co. Ltd.	18,000	14,380
	Chaintech Technology Corp.	7,000	7,147
*	Champion Building Materials Co. Ltd.	30,000	12,055
	Chang Hwa Commercial Bank Ltd.	932,009	533,046
	Chang Wah Electromaterials, Inc.	51,000	71,777
	Channel Well Technology Co. Ltd.	8,000	16,174
	Chant Sincere Co. Ltd.	10,000	21,144
	CHC Healthcare Group	27,000	38,631
	Chen Full International Co. Ltd.	12,000	15,196
	Cheng Loong Corp.	169,000	135,504
*	Cheng Mei Materials Technology Corp.	104,283	49,910
	Cheng Shin Rubber Industry Co. Ltd.	290,000	427,302
	Cheng Uei Precision Industry Co. Ltd.	74,000	160,081
	Chia Chang Co. Ltd.	17,000	22,457
	Chia Hsin Cement Corp.	79,560	43,647
	Chien Kuo Construction Co. Ltd.	29,000	21,616
#	China Airlines Ltd.	476,000	334,844
	China Bills Finance Corp.	133,000	60,551
	China Chemical & Pharmaceutical Co. Ltd.	58,000	38,601
	China Container Terminal Corp.	16,000	16,606
	China Development Financial Holding Corp.	66,559	32,850
	China Ecotek Corp.	7,000	13,325
	China Electric Manufacturing Corp.	47,440	27,826
	China General Plastics Corp.	64,141	34,733
	China Glaze Co. Ltd.	27,000	19,736
*	China Man-Made Fiber Corp.	235,912	61,304
	China Metal Products	64,000	85,035
#	China Motor Corp.	40,200	120,692
*	China Petrochemical Development Corp.	701,120	224,701
	China Steel Structure Co. Ltd.	14,000	23,188

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	China Wire & Cable Co. Ltd.	15,000	$18,878
	Chinese Maritime Transport Ltd.	20,000	26,893
	Ching Feng Home Fashions Co. Ltd.	26,650	23,277
#	Chin-Poon Industrial Co. Ltd.	79,000	108,610
	Chipbond Technology Corp.	114,000	221,751
	ChipMOS Technologies, Inc. (8150 TT)	120,000	144,914
	Chlitina Holding Ltd.	8,000	36,071
	Chong Hong Construction Co. Ltd.	32,000	133,482
	Chun YU Works & Co. Ltd.	13,650	10,333
	Chun Yuan Steel Industry Co. Ltd.	92,000	52,110
	Chung Hung Steel Corp.	31,000	20,228
*	Chung Hwa Pulp Corp.	100,000	62,568
	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	16,000	25,170
	Chunghwa Precision Test Tech Co. Ltd.	3,000	39,598
	Clevo Co.	73,000	135,981
*	CMC Magnetics Corp.	196,336	74,180
	Collins Co. Ltd.	22,000	13,744
	Compal Electronics, Inc.	784,000	759,630
	Compeq Manufacturing Co. Ltd.	168,000	403,186
	Complex Micro Interconnection Co. Ltd.	9,000	12,743
	Compucase Enterprise	7,000	13,000
	Concord International Securities Co. Ltd.	45,000	26,964
*	Concord Securities Co. Ltd.	89,510	43,325
	Continental Holdings Corp.	77,000	83,549
#	Contrel Technology Co. Ltd.	61,000	114,951
	Coremax Corp.	24,731	48,769
	Coretronic Corp.	67,000	153,736
	Co-Tech Development Corp.	12,000	23,807
	Coxon Precise Industrial Co. Ltd.	19,000	11,142
	CTCI Corp.	101,000	165,335
	CviLux Corp.	10,000	20,972
	Cyberlink Corp.	6,000	18,344
*	CyberTAN Technology, Inc.	61,000	56,188
	DA CIN Construction Co. Ltd.	48,000	86,621
	Dafeng TV Ltd.	9,000	14,627
#	Da-Li Development Co. Ltd.	84,150	172,724
	Darfon Electronics Corp.	37,000	62,728
	Darwin Precisions Corp.	59,000	25,671
	De Licacy Industrial Co. Ltd.	83,740	33,713
	Depo Auto Parts Ind Co. Ltd.	17,000	138,896
	Dimerco Express Corp.	20,600	55,513
	D-Link Corp.	103,040	57,829
	Donpon Precision, Inc.	14,000	12,928
	Draytek Corp.	9,000	12,825
*	Dyaco International, Inc.	21,000	19,751
	Dynamic Holding Co. Ltd.	21,000	37,854
	Dynapack International Technology Corp.	23,000	77,545
*	Eastern Media International Corp.	45,381	30,224
	eCloudvalley Digital Technology Co. Ltd.	4,000	13,194
	Edimax Technology Co. Ltd.	45,000	56,829
	Edison Opto Corp.	15,000	12,047
#	Edom Technology Co. Ltd.	20,900	27,577
*	Elite Advanced Laser Corp.	23,000	90,096
#	Elitegroup Computer Systems Co. Ltd.	59,000	51,854
	Emerging Display Technologies Corp.	48,000	41,436
	Ennoconn Corp.	20,000	186,771
	Ennostar, Inc.	116,975	147,182
	EnTie Commercial Bank Co. Ltd.	127,000	58,322
*	Epileds Technologies, Inc.	26,000	21,245

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Eson Precision Ind Co. Ltd.	20,000	$37,821
	Eternal Materials Co. Ltd.	158,000	148,351
	Eva Airways Corp.	419,041	441,636
*	Everest Textile Co. Ltd.	92,326	22,421
	Evergreen International Storage & Transport Corp.	87,000	82,162
	Evergreen Steel Corp.	33,000	123,112
	Everlight Chemical Industrial Corp.	92,000	61,317
	Everlight Electronics Co. Ltd.	70,000	167,186
*	Everspring Industry Co. Ltd.	26,000	10,282
*	Evertop Wire Cable Corp.	16,000	11,147
	Excellence Opto, Inc.	24,000	20,416
	Excelliance Mos Corp.	5,000	15,937
	Excelsior Medical Co. Ltd.	27,464	74,340
	Far Eastern Department Stores Ltd.	151,000	140,824
	Far Eastern International Bank	434,845	204,538
	Far Eastern New Century Corp.	501,000	521,180
	Farglory F T Z Investment Holding Co. Ltd.	26,822	43,784
	Farglory Land Development Co. Ltd.	48,000	126,346
*	Federal Corp.	50,000	33,938
	Feedback Technology Corp.	10,800	48,336
	Feng Hsin Steel Co. Ltd.	75,000	181,518
	Firich Enterprises Co. Ltd.	45,000	46,066
	First Hotel	28,000	13,096
	First Insurance Co. Ltd.	45,000	31,361
*	First Steamship Co. Ltd.	184,010	43,701
	FIT Holding Co. Ltd.	32,000	56,039
	Fitipower Integrated Technology, Inc.	17,050	137,123
*	Fittech Co. Ltd.	14,000	52,403
	FLEXium Interconnect, Inc.	43,000	116,354
	Flytech Technology Co. Ltd.	10,000	25,769
	FocalTech Systems Co. Ltd.	33,000	83,944
*	Forest Water Environment Engineering Co. Ltd.	17,000	24,780
	Formosa Advanced Technologies Co. Ltd.	29,000	32,718
*	Formosa Electronic Industries, Inc.	9,000	10,325
	Formosa Laboratories, Inc.	22,704	72,489
	Formosa Optical Technology Co. Ltd.	6,000	17,510
	Formosa Taffeta Co. Ltd.	148,000	100,457
	Formosan Rubber Group, Inc.	62,100	51,850
	Formosan Union Chemical	70,400	51,981
	Founding Construction & Development Co. Ltd.	45,000	33,145
#	Foxconn Technology Co. Ltd.	165,000	331,931
	Foxsemicon Integrated Technology, Inc.	12,000	113,033
	Franbo Lines Corp.	19,997	11,883
	Froch Enterprise Co. Ltd.	21,000	10,832
	FSP Technology, Inc.	18,000	31,374
	Fu Chun Shin Machinery Manufacture Co. Ltd.	20,000	11,552
	Fu Hua Innovation Co. Ltd.	60,528	71,917
	Fulgent Sun International Holding Co. Ltd.	27,000	97,712
	Fullerton Technology Co. Ltd.	18,000	12,663
#	Fulltech Fiber Glass Corp.	65,787	47,763
	Fwusow Industry Co. Ltd.	35,009	19,239
#	G Shank Enterprise Co. Ltd.	38,122	115,823
	Gamania Digital Entertainment Co. Ltd.	17,000	39,542
*	GCS Holdings, Inc.	10,000	10,945
	GEM Services, Inc.	11,000	22,466
	Gemtek Technology Corp.	74,000	96,654
*	General Interface Solution Holding Ltd.	46,000	88,412
	General Plastic Industrial Co. Ltd.	14,000	15,347
	Genius Electronic Optical Co. Ltd.	13,000	209,861

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	GeoVision, Inc.	17,000	$33,236
	Giant Manufacturing Co. Ltd.	46,000	333,409
	Giantplus Technology Co. Ltd.	79,000	46,506
*	Gigasolar Materials Corp.	4,000	15,166
*	Gigastorage Corp.	23,000	16,449
	Global Brands Manufacture Ltd.	50,600	95,860
	Global Lighting Technologies, Inc.	17,000	31,045
	Global PMX Co. Ltd.	10,000	27,941
	Globe Union Industrial Corp.	48,910	28,029
	Gloria Material Technology Corp.	78,000	111,901
	GMI Technology, Inc.	18,180	46,312
	Golden Long Teng Development Co. Ltd.	11,000	18,553
	Goldsun Building Materials Co. Ltd.	135,543	218,215
	Good Finance Securities Co. Ltd.	24,000	16,750
	Good Will Instrument Co. Ltd.	14,000	17,465
	Gordon Auto Body Parts	23,000	21,768
	Gourmet Master Co. Ltd.	22,000	55,629
	Grand Fortune Securities Co. Ltd.	53,000	22,427
*	Grand Pacific Petrochemical	226,627	100,410
	Grape King Bio Ltd.	23,000	99,905
	Great China Metal Industry	26,000	18,467
	Great Wall Enterprise Co. Ltd.	104,000	182,284
	Greatek Electronics, Inc.	56,000	105,626
	GTM Holdings Corp.	24,000	26,345
*	Hai Kwang Enterprise Corp.	17,000	10,122
	Hannstar Board Corp.	47,132	70,442
#*	HannStar Display Corp.	427,000	119,329
*	HannsTouch Holdings Co.	139,194	38,451
	Hanpin Electron Co. Ltd.	14,000	19,767
	Harvatek Corp.	31,000	21,589
	Heran Co. Ltd.	10,000	32,113
	Hey Song Corp.	53,000	68,963
*	Highlight Tech Corp.	7,000	10,431
	Highwealth Construction Corp.	188,787	369,656
	Hitron Technology, Inc.	13,000	12,107
	Hiwin Mikrosystem Corp.	14,000	31,421
#	Hiwin Technologies Corp.	44,000	270,601
	Ho Tung Chemical Corp.	176,000	55,057
	Hocheng Corp.	45,100	24,634
	Holdings-Key Electric Wire & Cable Co. Ltd.	10,000	14,440
	Holy Stone Enterprise Co. Ltd.	25,950	70,508
	Hong Pu Real Estate Development Co. Ltd.	35,000	38,598
	Hong TAI Electric Industrial	58,000	62,702
	Hong YI Fiber Industry Co.	19,000	9,640
	Horizon Securities Co. Ltd.	56,180	20,980
#	Hota Industrial Manufacturing Co. Ltd.	48,000	98,714
#	Hotai Finance Co. Ltd.	35,200	111,262
	Hsin Kuang Steel Co. Ltd.	44,000	80,286
	Hsing TA Cement Co.	29,000	16,002
	Hu Lane Associate, Inc.	13,000	63,751
	HUA ENG Wire & Cable Co. Ltd.	37,000	40,005
	Huaku Development Co. Ltd.	48,400	246,361
	Huang Hsiang Construction Corp.	20,000	39,635
	Hung Ching Development & Construction Co. Ltd.	31,000	47,034
	Hung Sheng Construction Ltd.	80,680	74,015
	Hwa Fong Rubber Industrial Co. Ltd.	63,880	36,807
	Hwacom Systems, Inc.	40,000	29,067
	Ibase Technology, Inc.	5,000	12,503
	IBF Financial Holdings Co. Ltd.	485,744	225,465

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Ichia Technologies, Inc.	47,000	$58,042
	IEI Integration Corp.	29,600	74,818
	Infortrend Technology, Inc.	52,000	47,956
	Info-Tek Corp.	14,000	16,750
	Innolux Corp.	1,584,804	745,364
	Inpaq Technology Co. Ltd.	19,954	51,126
	Integrated Service Technology, Inc.	6,000	24,640
*	IntelliEPI, Inc.	11,000	18,188
*	International CSRC Investment Holdings Co.	192,600	100,393
	Iron Force Industrial Co. Ltd.	6,000	17,567
	I-Sheng Electric Wire & Cable Co. Ltd.	18,000	29,732
	ITEQ Corp.	35,000	98,327
	Jean Co. Ltd.	18,000	20,037
	Jia Wei Lifestyle, Inc.	7,000	16,312
	Jih Lin Technology Co. Ltd.	6,000	11,646
	Jiin Yeeh Ding Enterprise Co. Ltd.	7,000	15,502
	JMC Electronics Co. Ltd.	12,000	17,337
	Johnson Health Tech Co. Ltd.	13,000	45,272
	Joinsoon Electronics Manufacturing Co. Ltd.	15,824	9,777
	K Laser Technology, Inc.	27,000	18,677
	Kaimei Electronic Corp.	18,400	38,548
	Kedge Construction Co. Ltd.	9,290	26,260
	KEE TAI Properties Co. Ltd.	74,000	50,224
	Kenda Rubber Industrial Co. Ltd.	106,975	104,189
	Kerry TJ Logistics Co. Ltd.	37,000	46,147
	Key Ware Electronics Co. Ltd.	29,000	12,866
	KHGEARS International Ltd.	4,000	14,558
	Kindom Development Co. Ltd.	53,900	99,568
	King Chou Marine Technology Co. Ltd.	8,000	9,346
	King's Town Bank Co. Ltd.	138,000	247,573
	Kingstate Electronics Corp.	7,000	10,367
	Kinko Optical Co. Ltd.	31,455	26,555
	Kinpo Electronics	184,000	132,833
	Kinsus Interconnect Technology Corp.	52,000	170,063
	KMC Kuei Meng International, Inc.	7,000	31,471
	Ko Ja Cayman Co. Ltd.	12,000	17,107
	KS Terminals, Inc.	19,000	44,191
*	Kung Sing Engineering Corp.	75,900	30,133
	Kuo Toong International Co. Ltd.	29,399	67,674
*	Kuo Yang Construction Co. Ltd.	28,000	24,624
	Kwong Lung Enterprise Co. Ltd.	23,000	40,175
	KYE Systems Corp.	34,000	59,695
	L&K Engineering Co. Ltd.	5,124	36,757
	Lanner Electronics, Inc.	17,000	48,660
	Laser Tek Taiwan Co. Ltd.	17,000	34,731
	Laster Tech Corp. Ltd.	19,000	22,631
*	Leader Electronics, Inc.	19,974	10,685
*	Lealea Enterprise Co. Ltd.	135,200	41,665
	LEE CHI Enterprises Co. Ltd.	21,000	11,349
	Lelon Electronics Corp.	14,000	36,219
	Lemtech Holdings Co. Ltd.	4,000	12,490
	Leo Systems, Inc.	21,000	24,841
*	Leofoo Development Co. Ltd.	17,000	9,794
*	Li Peng Enterprise Co. Ltd.	119,000	37,967
	Lida Holdings Ltd.	18,000	14,977
	Lien Hwa Industrial Holdings Corp.	151,200	288,605
	Ligitek Electronics Co. Ltd.	15,000	10,398
	Lingsen Precision Industries Ltd.	77,000	49,200
	Lite-On Technology Corp.	6,000	18,350

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Liton Technology Corp.	8,000	$10,700
*	Long Bon International Co. Ltd.	29,000	22,299
	Long Da Construction & Development Corp.	66,000	111,868
*	Longchen Paper & Packaging Co. Ltd.	159,808	68,069
	Longwell Co.	23,000	57,248
	Lucky Cement Corp.	40,000	19,973
	Lumax International Corp. Ltd.	19,800	71,549
*	Lung Yen Life Service Corp.	33,000	51,269
	Macauto Industrial Co. Ltd.	6,000	12,781
	Macroblock, Inc.	4,000	10,776
	Macronix International Co. Ltd.	362,000	326,072
	MacroWell OMG Digital Entertainment Co. Ltd.	4,000	11,106
	Man Zai Industrial Co. Ltd.	12,000	19,405
	Mayer Steel Pipe Corp.	36,000	31,909
*	Megaforce Co. Ltd.	19,000	18,628
	Meiloon Industrial Co.	22,400	18,745
*	Mercuries & Associates Holding Ltd.	83,517	50,559
*	Mercuries Life Insurance Co. Ltd.	520,981	122,585
	Merry Electronics Co. Ltd.	36,384	137,528
	METAAGE Corp.	8,000	14,348
	Mildef Crete, Inc.	7,000	19,953
	MIN AIK Technology Co. Ltd.	30,000	26,561
	Mirle Automation Corp.	38,000	91,056
	Mitac Holdings Corp.	172,944	225,002
	MJ International Co. Ltd.	6,000	10,790
	MOSA Industrial Corp.	34,559	28,058
	Motech Industries, Inc.	39,000	34,151
	MSSCORPS Co. Ltd.	5,000	20,804
	Nak Sealing Technologies Corp.	7,000	27,210
	Namchow Holdings Co. Ltd.	20,000	36,338
	Nan Liu Enterprise Co. Ltd.	7,000	14,994
*	Nan Ren Lake Leisure Amusement Co. Ltd.	6,000	3,032
#	Nan Ya Printed Circuit Board Corp.	16,000	81,925
	Nang Kuang Pharmaceutical Co. Ltd.	9,000	12,746
	Nantex Industry Co. Ltd.	49,000	59,952
#*	Nanya Technology Corp.	212,000	373,203
	National Aerospace Fasteners Corp.	11,000	32,912
*	New Asia Construction & Development Corp.	54,000	22,621
	New Best Wire Industrial Co. Ltd.	11,000	11,491
	Nexcom International Co. Ltd.	16,000	24,596
	Nichidenbo Corp.	24,000	47,248
	Nien Hsing Textile Co. Ltd.	23,000	13,700
	Niko Semiconductor Co. Ltd.	9,280	14,603
	Nishoku Technology, Inc.	7,000	32,016
	Nyquest Technology Co. Ltd.	5,000	9,353
	O-Bank Co. Ltd.	208,909	65,056
*	Ocean Plastics Co. Ltd.	29,000	33,004
	Optimax Technology Corp.	17,000	16,074
	Orient Europharma Co. Ltd.	8,000	11,735
	Oriental Union Chemical Corp.	129,000	70,426
	O-TA Precision Industry Co. Ltd.	8,000	21,889
	Pacific Construction Co.	68,000	25,301
	Pacific Hospital Supply Co. Ltd.	6,000	15,515
*	Paiho Shih Holdings Corp.	30,500	17,687
	Pan Asia Chemical Corp.	24,000	11,741
	Pan German Universal Motors Ltd.	3,000	27,089
	Pan Jit International, Inc.	63,000	105,489
	Pan-International Industrial Corp.	76,000	81,936
	Parpro Corp.	10,000	9,539

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	PChome Online, Inc.	22,575	$22,286
	PCL Technologies, Inc.	7,000	15,920
*	Phihong Technology Co. Ltd.	52,000	67,542
	Phoenix Silicon International Corp.	21,000	77,275
	Pixart Imaging, Inc.	19,000	94,975
	Polytronics Technology Corp.	7,000	11,981
	Pou Chen Corp.	399,000	440,426
*	Powerchip Semiconductor Manufacturing Corp.	572,000	405,262
	Powertech Technology, Inc.	120,000	603,410
	President Securities Corp.	131,539	110,632
	Primax Electronics Ltd.	84,000	235,316
	Prince Housing & Development Corp.	218,000	82,768
	Prosperity Dielectrics Co. Ltd.	28,000	43,407
#	Qisda Corp.	235,000	250,945
	QST International Corp.	18,143	41,657
	Qualipoly Chemical Corp.	15,000	21,680
	Quang Viet Enterprise Co. Ltd.	9,000	30,325
	Quanta Storage, Inc.	33,000	101,625
	Quintain Steel Co. Ltd.	56,139	24,421
	Radiant Opto-Electronics Corp.	69,000	376,826
*	Radium Life Tech Co. Ltd.	150,352	53,464
	Rechi Precision Co. Ltd.	61,000	56,514
	Rexon Industrial Corp. Ltd.	18,000	23,379
*	Rich Development Co. Ltd.	145,000	60,890
*	Ritek Corp.	142,121	78,793
	RoyalTek Co. Ltd.	6,000	10,270
	Ruentex Development Co. Ltd.	282,500	443,487
#	Ruentex Industries Ltd.	108,071	265,749
	Sampo Corp.	55,200	47,588
	San Fang Chemical Industry Co. Ltd.	32,000	30,808
	San Far Property Ltd.	27,272	36,574
	Sanitar Co. Ltd.	9,000	11,187
	Sanyang Motor Co. Ltd.	14,000	32,792
	Savior Lifetec Corp.	51,000	34,757
	SCI Pharmtech, Inc.	11,000	30,606
	ScinoPharm Taiwan Ltd.	41,000	32,394
	Sea Sonic Electronics Co. Ltd.	4,000	9,994
	Senao International Co. Ltd.	10,000	11,313
	Sercomm Corp.	43,000	150,205
	Sesoda Corp.	48,776	52,893
	Shan-Loong Transportation Co. Ltd.	14,000	9,477
	Sharehope Medicine Co. Ltd.	12,000	11,529
	Sheng Yu Steel Co. Ltd.	27,000	21,051
	ShenMao Technology, Inc.	16,000	35,312
	Shih Her Technologies, Inc.	7,000	19,580
*	Shih Wei Navigation Co. Ltd.	46,708	27,263
*	Shihlin Development Co. Ltd.	27,000	12,222
*	Shin Kong Financial Holding Co. Ltd.	2,570,684	853,835
	Shin Zu Shing Co. Ltd.	27,000	175,980
*	Shining Building Business Co. Ltd.	68,330	24,156
	Shinkong Insurance Co. Ltd.	38,000	109,879
	Shinkong Synthetic Fibers Corp.	221,000	115,816
	Shinkong Textile Co. Ltd.	27,000	39,529
	ShunSin Technology Holding Ltd.	6,000	41,701
	Shuttle, Inc.	55,000	38,324
	Sigurd Microelectronics Corp.	72,726	171,978
	Silicon Integrated Systems Corp.	48,620	117,356
	Simplo Technology Co. Ltd.	28,000	307,725
	Sincere Navigation Corp.	48,410	39,276

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Sinon Corp.	70,000	$97,809
	Sinopower Semiconductor, Inc.	6,000	18,306
	Sinphar Pharmaceutical Co. Ltd.	21,000	24,491
	Sinyi Realty, Inc.	30,000	31,308
	Sirtec International Co. Ltd.	10,000	10,995
	Siward Crystal Technology Co. Ltd.	28,000	26,287
	Soft-World International Corp.	8,000	32,090
	Solar Applied Materials Technology Corp.	69,000	133,775
	Solomon Technology Corp.	36,000	160,912
	Solteam, Inc.	9,598	14,865
	Song Shang Electronics Co. Ltd.	22,000	17,475
	Sonix Technology Co. Ltd.	24,000	35,397
	Southeast Cement Co. Ltd.	38,000	27,208
	Speed Tech Corp.	13,000	20,183
	Sports Gear Co. Ltd.	17,000	52,409
	St. Shine Optical Co. Ltd.	8,000	43,052
	Standard Chemical & Pharmaceutical Co. Ltd.	15,000	34,100
	Standard Foods Corp.	72,000	87,154
	S-Tech Corp.	8,000	8,491
	Sun Max Tech Ltd.	6,000	9,335
	Sunko INK Co. Ltd.	37,000	17,594
*	Sunplus Technology Co. Ltd.	76,000	76,233
	Sunrex Technology Corp.	30,000	49,952
	Sunspring Metal Corp.	14,177	14,137
	Supreme Electronics Co. Ltd.	78,219	186,875
	Swancor Holding Co. Ltd.	10,000	34,775
	Sweeten Real Estate Development Co. Ltd.	34,589	47,109
	Symtek Automation Asia Co. Ltd.	9,000	31,610
	Syncmold Enterprise Corp.	21,000	64,120
	Synmosa Biopharma Corp.	45,359	56,526
	Synnex Technology International Corp.	220,000	477,911
	Syn-Tech Chem & Pharm Co. Ltd.	5,000	15,124
	Systex Corp.	28,000	104,735
	T3EX Global Holdings Corp.	18,000	51,082
	TA Chen Stainless Pipe	310,654	370,977
#	Ta Ya Electric Wire & Cable	132,534	219,751
	Tah Hsin Industrial Corp.	5,720	12,519
	TA-I Technology Co. Ltd.	20,000	30,939
*	Tai Tung Communication Co. Ltd.	22,000	18,730
	Taichung Commercial Bank Co. Ltd.	708,476	385,120
	TaiDoc Technology Corp.	8,000	39,569
#	Taiflex Scientific Co. Ltd.	40,792	68,390
	Taimide Tech, Inc.	20,000	25,341
	Tainan Enterprises Co. Ltd.	28,000	32,178
	Tainan Spinning Co. Ltd.	207,000	111,515
*	Tainergy Tech Co. Ltd.	31,000	20,399
	Tai-Saw Technology Co. Ltd.	22,000	18,690
*	Taisun Enterprise Co. Ltd.	40,000	25,617
	TAI-TECH Advanced Electronics Co. Ltd.	8,000	31,846
	Taiwan Business Bank	1,134,699	650,157
	Taiwan Chelic Corp. Ltd.	6,000	9,526
	Taiwan Chinsan Electronic Industrial Co. Ltd.	13,791	14,872
	Taiwan Cogeneration Corp.	89,000	125,807
	Taiwan Fertilizer Co. Ltd.	132,000	259,762
	Taiwan Fire & Marine Insurance Co. Ltd.	54,000	46,410
	Taiwan FU Hsing Industrial Co. Ltd.	39,000	66,738
#*	Taiwan Glass Industry Corp.	208,000	111,093
	Taiwan Hon Chuan Enterprise Co. Ltd.	17,000	81,098
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	24,000	30,304

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
††	Taiwan Land Development Corp.	217,000	$3,317
	Taiwan Line Tek Electronic	9,000	8,800
	Taiwan Navigation Co. Ltd.	66,000	68,150
	Taiwan Paiho Ltd.	47,000	96,286
	Taiwan PCB Techvest Co. Ltd.	53,000	60,117
	Taiwan Sanyo Electric Co. Ltd.	21,000	26,875
	Taiwan Shin Kong Security Co. Ltd.	51,510	63,626
	Taiwan Styrene Monomer	91,000	38,577
	Taiwan Surface Mounting Technology Corp.	41,000	154,743
*	Taiwan TEA Corp.	91,000	61,651
	Taiwan-Asia Semiconductor Corp.	65,000	75,329
	Taiyen Biotech Co. Ltd.	15,000	15,563
*	Tatung Co. Ltd.	235,000	360,093
	TCI Co. Ltd.	16,000	69,864
	Te Chang Construction Co. Ltd.	13,000	23,004
	Teco Electric & Machinery Co. Ltd.	296,000	440,174
	Test Rite International Co. Ltd.	46,000	28,592
	Thermaltake Technology Co. Ltd.	14,000	17,349
	Thinking Electronic Industrial Co. Ltd.	12,000	60,781
	Thye Ming Industrial Co. Ltd.	22,400	52,118
	Ton Yi Industrial Corp.	154,000	69,849
	Tong Hsing Electronic Industries Ltd.	38,280	161,911
	Tong Yang Industry Co. Ltd.	58,000	165,006
	Tong-Tai Machine & Tool Co. Ltd.	46,000	39,708
	Top Union Electronics Corp.	34,967	33,041
	Topco Technologies Corp.	6,000	12,972
	Topkey Corp.	11,000	62,717
	Topoint Technology Co. Ltd.	17,000	18,385
	Toung Loong Textile Manufacturing	14,000	10,069
*	TPK Holding Co. Ltd.	75,000	101,756
#	Transcend Information, Inc.	39,000	118,386
	Tripod Technology Corp.	70,000	429,593
	TSC Auto ID Technology Co. Ltd.	4,000	23,506
	TSRC Corp.	97,000	67,353
*	Tul Corp.	6,000	14,103
	Tung Ho Steel Enterprise Corp.	77,850	174,661
	Tung Thih Electronic Co. Ltd.	12,000	34,528
	TURVO International Co. Ltd.	6,000	23,078
	TXC Corp.	8,000	25,265
	TYC Brother Industrial Co. Ltd.	38,000	76,526
	Tycoons Group Enterprise	63,954	20,192
*	Tyntek Corp.	52,000	29,770
	Ubright Optronics Corp.	10,000	22,313
	UDE Corp.	17,000	38,200
	U-MEDIA Communications, Inc.	7,000	11,288
	U-Ming Marine Transport Corp.	82,000	129,485
	Unic Technology Corp.	25,000	26,232
	Union Bank of Taiwan	364,723	166,293
*	Union Insurance Co. Ltd.	10,000	10,817
	Unitech Computer Co. Ltd.	19,000	21,094
	Unitech Printed Circuit Board Corp.	107,876	117,801
*	United Alloy-Tech Co.	11,000	10,966
	United Orthopedic Corp.	11,000	30,899
*††	Unity Opto Technology Co. Ltd.	46,000	0
	Univacco Technology, Inc.	9,000	12,755
	Universal Cement Corp.	94,440	96,016
	UPC Technology Corp.	149,316	57,170
	USI Corp.	142,000	68,555
	U-Tech Media Corp.	16,000	12,669

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Utechzone Co. Ltd.	4,000	$13,976
	Value Valves Co. Ltd.	7,000	21,763
	Ve Wong Corp.	24,000	39,033
	Ventec International Group Co. Ltd.	10,000	21,991
	Viking Tech Corp.	10,000	16,535
	Wafer Works Corp.	103,000	115,596
	Wah Lee Industrial Corp.	33,660	141,159
	Walsin Lihwa Corp.	501,607	529,282
#	Walsin Technology Corp.	62,000	217,810
	Walton Advanced Engineering, Inc.	49,000	27,514
	Wan Hai Lines Ltd.	120,000	286,250
	WEI Chih Steel Industrial Co. Ltd.	26,000	20,020
	Wei Chuan Foods Corp.	66,000	36,591
	Weikeng Industrial Co. Ltd.	69,946	71,018
	Well Shin Technology Co. Ltd.	14,000	29,613
*	Win Semiconductors Corp.	55,000	228,203
#	Winbond Electronics Corp.	567,949	404,905
	Winstek Semiconductor Co. Ltd.	6,000	19,629
	Wisdom Marine Lines Co. Ltd.	80,221	173,970
	Wistron NeWeb Corp.	26,147	112,909
	Wonderful Hi-Tech Co. Ltd.	15,000	16,723
	WPG Holdings Ltd.	295,000	777,368
#	WT Microelectronics Co. Ltd.	90,721	288,776
	WUS Printed Circuit Co. Ltd.	28,350	45,190
	Xxentria Technology Materials Corp.	22,781	46,630
	Ya Horng Electronic Co. Ltd.	7,000	13,762
	Yang Ming Marine Transport Corp.	210,000	406,950
	YC INOX Co. Ltd.	70,973	52,009
	YCC Parts Manufacturing Co. Ltd.	5,000	9,446
	Yea Shin International Development Co. Ltd.	45,561	70,973
	Yem Chio Co. Ltd.	82,065	55,225
*	Yeong Guan Energy Technology Group Co. Ltd.	15,639	20,533
	YFC-Boneagle Electric Co. Ltd.	14,596	10,087
	YFY, Inc.	203,000	184,679
	Yi Jinn Industrial Co. Ltd.	23,000	14,854
	Yieh Phui Enterprise Co. Ltd.	174,069	80,655
	Yonyu Plastics Co. Ltd.	12,000	10,906
	Young Fast Optoelectronics Co. Ltd.	11,000	21,041
	Youngtek Electronics Corp.	21,000	46,996
	Yuanta Futures Co. Ltd.	25,944	69,680
	Yuen Foong Yu Consumer Products Co. Ltd.	29,000	45,191
#	Yulon Finance Corp.	41,000	193,781
	Yulon Motor Co. Ltd.	104,886	195,940
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	13,000	31,573
	YungShin Global Holding Corp.	35,000	56,070
	Yusin Holding Corp.	4,000	12,867
	Zeng Hsing Industrial Co. Ltd.	7,520	23,279
	Zenitron Corp.	34,000	36,134
#	Zhen Ding Technology Holding Ltd.	121,000	510,310
*	Zig Sheng Industrial Co. Ltd.	68,000	26,893
*	Zinwell Corp.	56,000	33,379
	Zippy Technology Corp.	15,000	29,582
	Zyxel Group Corp.	44,930	50,144
TOTAL TAIWAN			50,412,702
THAILAND — (1.4%)
	AAPICO Hitech PCL (AH/F TB)	68,970	30,959
	AEON Thana Sinsap Thailand PCL	15,900	51,075
	Amata Corp. PCL	119,300	78,987

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	AP Thailand PCL	470,400	$108,214
	Asia Plus Group Holdings PCL	195,300	12,492
	Asian Sea Corp. PCL, Class F	53,800	13,886
	Asset World Corp. PCL	582,400	59,474
	Bangchak Corp. PCL	189,300	167,287
	Bangchak Sriracha PCL	56,100	11,647
	Bangkok Commercial Asset Management PCL	51,500	9,752
	Bangkok Life Assurance PCL, NVDR	95,400	46,837
#	Banpu PCL	1,142,000	161,793
#	Berli Jucker PCL	134,300	77,992
	Betagro PCL	38,800	25,689
*	Better World Green PCL	535,300	6,458
	BKI Holdings PCL	15,820	125,601
	Cal-Comp Electronics Thailand PCL, Class F	812,421	84,786
	CH Karnchang PCL	41,900	22,804
*	CIMB Thai Bank PCL	129,100	1,630
	Don Muang Tollway PCL	41,800	14,072
	Eastern Polymer Group PCL, Class F	123,100	15,886
	Frasers Property Thailand PCL	79,285	32,252
	GFPT PCL	94,100	34,319
	Global Green Chemicals PCL, Class F	42,800	5,836
#	Gunkul Engineering PCL	216,600	12,639
	Hana Microelectronics PCL	85,907	112,068
	ICC International PCL	11,679	10,403
	Index Livingmall PCL	26,600	13,358
	Indorama Ventures PCL	275,900	149,386
#*	Jaymart Group Holdings PCL	93,400	31,443
	JMT Network Services PCL	31,000	9,914
	KGI Securities Thailand PCL	258,200	30,423
#	Kiatnakin Phatra Bank PCL	35,100	37,911
	Lalin Property PCL	79,100	14,202
	Land & Houses PCL (LHF TB)	1,045,500	168,653
#	Lanna Resources PCL	55,400	21,759
	LH Financial Group PCL	755,000	17,157
	MBK PCL	90,110	41,206
	MCS Steel PCL	107,500	20,206
	Northeast Rubber PCL	190,100	25,812
*	Nusasiri PCL	1,194,500	10,388
	Polyplex Thailand PCL	55,700	18,908
#	Precious Shipping PCL	120,349	27,855
	Prima Marine PCL	152,700	36,628
	Property Perfect PCL	1,420,230	6,375
	Pruksa Holding PCL	62,700	15,655
	PTG Energy PCL	132,300	29,322
	Quality Houses PCL	1,256,450	63,096
#	Regional Container Lines PCL	38,500	24,518
	Rojana Industrial Park PCL	153,500	24,331
	S Hotels & Resorts PCL	218,100	12,237
	Saha Pathana Inter-Holding PCL	22,100	39,835
	Saha Pathanapibul PCL	16,100	26,762
*	Samart Corp. PCL	63,100	11,064
	Sansiri PCL	1,986,600	93,631
	SC Asset Corp. PCL	297,500	21,700
	Siam City Cement PCL (SCCC/F TB)	13,000	49,418
	Siamgas & Petrochemicals PCL	137,400	25,826
	Sri Trang Agro-Industry PCL	189,851	105,458
	Sri Trang Gloves Thailand PCL	146,300	36,939
*	Star Petroleum Refining PCL	327,000	70,638
	Supalai PCL	211,500	100,276

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Susco PCL	78,400	$7,566
	Thai Life Insurance PCL	74,600	15,278
	Thai Oil PCL	137,900	195,370
	Thai Stanley Electric PCL (STANLY-R TB), NVDR	4,800	27,875
	Thai Union Group PCL, Class F	384,400	156,370
	Thaicom PCL	118,200	41,782
	Thaifoods Group PCL, Class F	73,800	8,240
	Thanachart Capital PCL	53,000	69,884
	Thoresen Thai Agencies PCL	239,200	41,941
	Tipco Asphalt PCL (TASCO/F TB)	78,681	34,876
	Tisco Financial Group PCL (TISCO/F TB)	33,500	86,934
	TKS Technologies PCL	52,250	10,554
	TPI Polene PCL	1,008,400	32,251
	TPI Polene Power PCL	312,601	24,906
	Triple i Logistics PCL	55,000	9,181
	Univanich Palm Oil PCL	72,000	16,866
*	VGI PCL	684,800	31,315
*	Xspring Capital PCL	847,100	22,814
TOTAL THAILAND			3,601,131
TURKEY — (1.3%)
*	Adese Alisveris Merkezleri Ticaret AS	299,922	19,477
	Aksa Akrilik Kimya Sanayii AS	211,332	64,652
	Aksa Enerji Uretim AS	23,710	29,571
*	Aksigorta AS	73,494	14,454
	Alarko Holding AS	45,997	145,547
*	Albaraka Turk Katilim Bankasi AS	207,057	39,205
*	Anadolu Anonim Turk Sigorta Sirketi	38,526	118,109
	Anadolu Efes Biracilik Ve Malt Sanayii AS	5,693	45,922
	Anadolu Hayat Emeklilik AS	10,998	38,746
	Aygaz AS	14,660	75,931
*	Banvit Bandirma Vitaminli Yem Sanayii AS	2,675	25,442
	Bera Holding AS	105,274	54,172
*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	8,144	103,148
	Bursa Cimento Fabrikasi AS	89,116	22,019
	Cimsa Cimento Sanayi VE Ticaret AS	69,895	71,172
	Deva Holding AS	5,945	12,589
	Dogan Sirketler Grubu Holding AS	238,931	121,074
	Dogus Otomotiv Servis ve Ticaret AS	9,190	66,774
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	46,993	76,861
	Erbosan Erciyas Boru Sanayii ve Ticaret AS	1,687	10,164
	Europap Tezol Kagit Sanayi VE Ticaret AS	16,887	8,579
*	Europen Endustri Insaat Sanayi VE Ticaret AS	43,817	20,452
	Global Yatirim Holding AS	66,232	32,590
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	2,552	36,195
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	50,861	39,089
	GSD Holding AS	257,244	30,005
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	63,950	16,070
*	Inveo Yatirim Holding AS	10,391	13,201
#*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	18,922	25,675
*	Is Finansal Kiralama AS	66,301	27,505
*	Isiklar Enerji ve Yapi Holding AS	59,047	14,102
*	Izmir Demir Celik Sanayi AS	108,924	19,774
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMA TI), Class A	74,160	53,486
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMD TI), Class D	144,418	131,889
*	Karsan Otomotiv Sanayii Ve Ticaret AS	72,682	33,885
	Kervan Gida Sanayi Ve Ticaret AS	14,039	11,781
*	Kordsa Teknik Tekstil AS	15,454	45,672
*	Koza Anadolu Metal Madencilik Isletmeleri AS	26,709	49,154

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Naturel Yenilenebilir Enerji Ticaret AS	12,485	$17,354
*	NET Holding AS	83,578	85,859
	Nuh Cimento Sanayi AS	2,251	20,803
*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	191,537	46,765
*	Oyak Cimento Fabrikalari AS	36,323	86,953
*	Oyak Yatirim Menkul Degerler AS	12,994	17,082
*	Pegasus Hava Tasimaciligi AS	29,912	202,264
*	Peker Gayrimenkul Yatirim Ortakligi AS	85,830	15,294
*	Petkim Petrokimya Holding AS	169,572	123,620
	Polisan Holding AS	34,532	13,544
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	23,452	23,489
	Sekerbank Turk AS	348,287	44,996
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	26,314	45,946
*	TAV Havalimanlari Holding AS	36,389	284,328
*	Tekfen Holding AS	43,512	75,896
*	Tumosan Motor ve Traktor Sanayi AS	7,301	28,455
*	Turkiye Sinai Kalkinma Bankasi AS	279,313	106,297
*	Ulker Biskuvi Sanayi AS	34,631	175,409
*	Vakif Finansal Kiralama AS	222,663	19,905
	Vestel Beyaz Esya Sanayi ve Ticaret AS	51,990	31,458
*	Vestel Elektronik Sanayi ve Ticaret AS	27,153	57,919
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	18,533	17,358
*	Zorlu Enerji Elektrik Uretim AS	371,428	61,352
TOTAL TURKEY			3,366,479
UNITED ARAB EMIRATES — (2.0%)
	Abu Dhabi Commercial Bank PJSC	75,204	182,212
	Abu Dhabi National Hotels	794,881	133,933
	Abu Dhabi National Insurance Co. PSC	28,687	47,651
*	Abu Dhabi Ports Co. PJSC	32,940	46,630
	Agility Global PLC	499,068	157,617
	Agthia Group PJSC	52,988	103,369
	Aldar Properties PJSC	383,104	770,963
	Amanat Holdings PJSC	183,087	55,286
*	Amlak Finance PJSC	113,599	23,479
*	Aramex PJSC	18,278	12,399
*††	Bank of Sharjah	63,601	14,030
*	Dana Gas PJSC	452,990	84,470
	Deyaar Development PJSC	265,756	51,444
	Dubai Investments PJSC	384,377	213,311
	Dubai Islamic Bank PJSC	441,639	703,637
	Emaar Development PJSC	174,367	403,293
	Emaar Properties PJSC	689,498	1,619,951
*	EMSTEEL Building Materials PJSC	170,002	62,063
*	Eshraq Investments PJSC	292,261	25,536
*	Manazel PJSC	286,170	28,446
*	Multiply Group PJSC	156,305	97,904
	National Bank of Ras Al-Khaimah PSC	106,807	154,373
	Orascom Construction PLC	3,812	20,163
	RAK Properties PJSC	273,289	79,550
	Ras Al Khaimah Ceramics	86,789	54,619
*	Union Properties PJSC	680,886	70,618
TOTAL UNITED ARAB EMIRATES			5,216,947
TOTAL COMMON STOCKS			259,050,096

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
PREFERRED STOCKS — (0.4%)
BRAZIL — (0.4%)
*	Alpargatas SA	6,134	$9,327
	Banco ABC Brasil SA, 6.906%	27,041	105,274
Ω	Banco BMG SA, 14.917%	24,962	15,491
	Banco do Estado do Rio Grande do Sul SA Class B, 5.239%	45,500	92,027
	Banco Pan SA, 2.478%	58,481	89,746
	Banco Pine SA, 10.986%	13,900	10,518
	Cia de Ferro Ligas da Bahia FERBASA, 6.296%	39,200	56,969
	Eucatex SA Industria e Comercio, 6.064%	11,000	29,716
	Gerdau SA, 6.097%	95,014	306,738
	Marcopolo SA, 7.139%	79,112	84,900
	Raizen SA, 5.668%	173,970	91,965
	Randon SA Implementos e Participacoes, 4.809%	40,000	75,528
	Schulz SA, 5.856%	15,200	16,957
	Taurus Armas SA, 5.264%	16,200	33,024
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A, 4.551%	48,203	53,008
TOTAL BRAZIL			1,071,188
COLOMBIA — (0.0%)
	Grupo de Inversiones Suramericana SA, 6.233%	7,685	40,787
INDIA — (0.0%)
*††	Sundaram Clayton Ltd.	104	10
TOTAL PREFERRED STOCKS			1,111,985
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Diagnosticos da America SA Warrants 04/30/2025	583	111
*	Grupo Casas Bahia SA Warrants 09/19/2024	85,327	151
*	Zamp SA Rights 08/27/2024	580	7
TOTAL BRAZIL			269
INDIA — (0.0%)
*	Tata Consumer Products Ltd. Rights 08/19/2024	3,232	14,282
TAIWAN — (0.0%)
*	Mercuries Life Insurance Co. Ltd. Rights 07/30/2024	24,519	671
*	Shin Zu Shing Co. Ltd. Rights 09/13/2024	863	1,076
*	Taiwan Hopax Chemicals Manufacturing Co. Ltd. Rights 08/19/2024	2,698	353
*	Winbond Electronics Corp. Rights 08/12/2024	34,783	159
TOTAL TAIWAN			2,259
THAILAND — (0.0%)
*	Better World Green PCL Warrants	89,216	0
*	Better World Green PCL Warrants 08/13/2025	89,217	125
*	Northeast Rubber PCL Warrants 05/15/2026	31,683	685
*	Thaifoods Group PCL Warrants 05/14/2027	7,380	184
TOTAL THAILAND			994
TOTAL RIGHTS/WARRANTS			17,804
TOTAL INVESTMENT SECURITIES (Cost $216,446,130)			260,179,885

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.4%)
@§	The DFA Short Term Investment Fund	81,458	$942,227
TOTAL INVESTMENTS — (100.0%)
(Cost $217,388,357)^^			$261,122,112
As of July 31, 2024, Emerging Markets Targeted Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	7	09/20/24	$1,922,368	$1,945,300	$22,932
Total Futures Contracts			$1,922,368	$1,945,300	$22,932
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$6,990,139	$159,910	—	$7,150,049
Chile	—	739,484	—	739,484
China	2,577,254	48,435,359	$280,105	51,292,718
Colombia	96,447	—	—	96,447
Greece	—	1,495,086	—	1,495,086
Hong Kong	—	35,349	—	35,349
India	913,587	64,753,128	73,739	65,740,454
Indonesia	—	4,205,823	12,343	4,218,166
Kuwait	—	1,575,497	—	1,575,497
Malaysia	721	5,082,382	—	5,083,103
Mexico	5,159,947	496,323	—	5,656,270
Philippines	—	1,255,505	—	1,255,505
Poland	—	2,756,511	—	2,756,511
Qatar	—	2,034,794	—	2,034,794
Saudi Arabia	19,714	9,943,590	—	9,963,304
South Africa	465,636	6,412,046	—	6,877,682
South Korea	14,249	30,370,690	97,479	30,482,418
Taiwan	—	50,409,385	3,317	50,412,702
Thailand	3,388,496	212,635	—	3,601,131
Turkey	—	3,366,479	—	3,366,479
United Arab Emirates	157,617	5,045,300	14,030	5,216,947
Preferred Stocks
Brazil	1,055,697	15,491	—	1,071,188
Colombia	40,787	—	—	40,787
India	—	—	10	10
Rights/Warrants
Brazil	—	269	—	269
India	—	14,282	—	14,282
Taiwan	—	2,259	—	2,259
Thailand	—	994	—	994
Securities Lending Collateral	—	942,227	—	942,227
Total Investments in Securities	$20,880,291	$239,760,798	$481,023˂˃	$261,122,112

Emerging Markets Targeted Value Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Financial Instruments
Assets
Futures Contracts**	$22,932	—	—	$22,932
Total Financial Instruments	$22,932	—	—	$22,932
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

DFA Global Sustainability Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (0.8%)
Federal National Mortgage Association
	6.210%, 08/06/38		5,000	$5,872,723
BONDS — (88.0%)
AUSTRALIA — (5.1%)
	National Australia Bank Ltd.
	1.375%, 08/30/28	EUR	1,800	1,818,534
New South Wales Treasury Corp.
	1.500%, 02/20/32	AUD	7,900	4,147,110
	2.250%, 05/07/41	AUD	5,000	2,141,108
Queensland Treasury Corp.
	1.750%, 08/21/31	AUD	3,500	1,906,288
	1.750%, 07/20/34	AUD	10,000	4,903,979
	South Australian Government Financing Authority
	1.750%, 05/24/32	AUD	2,500	1,325,398
Treasury Corp. of Victoria
	1.500%, 09/10/31	AUD	4,500	2,392,420
	2.250%, 09/15/33	AUD	2,000	1,054,149
	2.250%, 11/20/34	AUD	19,900	10,114,735
	2.000%, 09/17/35	AUD	4,800	2,311,773
	2.000%, 11/20/37	AUD	7,500	3,353,309
	Western Australian Treasury Corp.
	2.000%, 10/24/34	AUD	2,500	1,266,183
	TOTAL AUSTRALIA			36,734,986
AUSTRIA — (0.7%)
Oesterreichische Kontrollbank AG
	1.500%, 02/12/25		5,000	4,904,343
BELGIUM — (1.8%)
	Anheuser-Busch InBev Worldwide, Inc.
	4.950%, 01/15/42		1,400	1,351,747
Dexia SA
	1.000%, 10/18/27	EUR	1,250	1,279,249
Δ	0.000%, 01/21/28	EUR	7,000	6,878,614
	Kingdom of Belgium Government Bonds
	1.450%, 06/22/37	EUR	3,750	3,367,245
	TOTAL BELGIUM			12,876,855
			Face Amount^	Value†
			(000)

CANADA — (8.7%)
	Bank of Montreal
	2.700%, 09/11/24	CAD	3,000	$2,168,240
Bank of Montreal, Floating Rate Note,
(r)	SOFR + 0.710%, FRN, 6.077%, 12/12/24		328	328,516
(r)	SOFR + 1.330%, FRN, 6.697%, 06/05/26		4,000	4,051,317
	Bank of Nova Scotia
	2.490%, 09/23/24	CAD	4,250	3,068,872
	Bank of Nova Scotia, Floating Rate Note, SOFR + 1.090%, FRN
(r)	6.441%, 06/12/25		1,000	1,005,817
	Canadian Imperial Bank of Commerce
	2.350%, 08/28/24	CAD	10,000	7,230,725
	CDP Financial, Inc., Floating Rate Note, SOFR + 0.400%, FRN
(r)	5.764%, 05/19/25		324	324,343
	CPPIB Capital, Inc.
	4.125%, 10/21/24		7,000	6,978,897
	CPPIB Capital, Inc., Floating Rate Note, SONIA + 1.250%, FRN
(r)	6.483%, 06/15/26	GBP	1,500	1,960,366
Fairfax Financial Holdings Ltd.
Ω	2.750%, 03/29/28	EUR	884	928,937
Ontario Teachers' Finance Trust
	0.100%, 05/19/28	EUR	5,000	4,864,226
	0.050%, 11/25/30	EUR	6,000	5,385,968
	1.850%, 05/03/32	EUR	10,600	10,467,317
	Province of Alberta
	4.500%, 12/01/40	CAD	8,000	6,002,738
	Province of Quebec
	5.000%, 12/01/38	CAD	7,000	5,541,795
	Royal Bank of Canada
	2.609%, 11/01/24	CAD	2,000	1,441,379
	Royal Bank of Canada, Floating Rate Note, SOFR + 0.340%, FRN
#(r)	5.708%, 10/07/24		1,500	1,500,343
	TOTAL CANADA			63,249,796
FINLAND — (1.0%)
	Kuntarahoitus OYJ
	0.050%, 09/10/35	EUR	2,300	1,815,691

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

FINLAND — (Continued)
Nordea Bank Abp
	0.500%, 11/02/28	EUR	5,500	$5,310,352
TOTAL FINLAND				7,126,043
FRANCE — (6.9%)
Action Logement Services
	0.500%, 10/30/34	EUR	4,100	3,365,235
Agence Francaise de Developpement EPIC
	0.500%, 05/31/35	EUR	4,600	3,751,535
	0.375%, 05/25/36	EUR	500	384,714
	1.125%, 03/02/37	EUR	2,500	2,082,966
BNP Paribas SA
	5.750%, 06/13/32	GBP	2,800	3,733,084
BPCE SA
	2.375%, 04/26/32	EUR	5,000	5,021,997
French Republic Government Bonds OAT
	1.250%, 05/25/38	EUR	2,500	2,118,829
	1.750%, 06/25/39	EUR	10,000	8,976,311
Ile-de-France Mobilites
	0.400%, 05/28/31	EUR	3,100	2,811,227
	0.200%, 11/16/35	EUR	4,000	3,063,590
SNCF Reseau
	5.250%, 01/31/35	GBP	5,870	7,947,109
	0.750%, 05/25/36	EUR	1,500	1,207,520
Societe Generale SA
	0.875%, 09/24/29	EUR	1,500	1,418,440
Ω	3.000%, 01/22/30		1,600	1,425,511
Societe Nationale SNCF SACA
	0.625%, 04/17/30	EUR	3,000	2,839,685
TOTAL FRANCE				50,147,753
GERMANY — (2.6%)
Daimler Truck Finance North America LLC
Ω	5.500%, 09/20/33		1,000	1,026,474
Deutsche Bahn Finance GmbH
	1.125%, 12/18/28	EUR	1,000	1,009,542
	0.875%, 07/11/31	EUR	4,000	3,790,083
	0.750%, 07/16/35	EUR	500	420,803
	0.625%, 04/15/36	EUR	6,600	5,339,301
Siemens Financieringsmaatschappij NV
Ω	2.875%, 03/11/41		250	187,683
State of North Rhine-Westphalia
	0.625%, 12/16/24	GBP	500	632,124
	3.875%, 01/15/25		5,000	4,967,033
T-Mobile USA, Inc.
	4.375%, 04/15/40		1,500	1,330,035
TOTAL GERMANY				18,703,078
		Face Amount^	Value†
		(000)

HONG KONG — (0.4%)
Prudential Funding Asia PLC
3.625%, 03/24/32		3,500	3,171,386
ITALY — (0.1%)
Intesa Sanpaolo SpA
1.750%, 07/04/29	EUR	800	805,644
JAPAN — (10.2%)
Japan Government Five Year Bonds
0.200%, 12/20/27	JPY	540,000	$3,565,936
Japan Government Ten Year Bonds
0.100%, 03/20/26	JPY	900,000	5,982,878
0.100%, 06/20/29	JPY	500,000	3,249,057
0.200%, 03/20/32	JPY	600,000	3,811,916
0.200%, 09/20/32	JPY	600,000	3,786,202
0.400%, 06/20/33	JPY	700,000	4,451,066
Japan Government Thirty Year Bonds
2.400%, 03/20/34	JPY	1,000,000	7,504,022
2.400%, 09/20/38	JPY	450,000	3,355,062
2.200%, 03/20/41	JPY	220,000	1,581,553
Japan Government Twenty Year Bonds
1.500%, 03/20/34	JPY	1,000,000	6,957,378
1.400%, 09/20/34	JPY	500,000	3,433,263
1.200%, 09/20/35	JPY	600,000	4,004,686
0.400%, 03/20/36	JPY	715,000	4,336,583
0.400%, 06/20/40	JPY	1,000,000	5,555,889
0.500%, 12/20/41	JPY	700,000	3,826,742
1.500%, 09/20/43	JPY	540,000	3,422,397
Mitsubishi UFJ Financial Group, Inc.
4.153%, 03/07/39		1,000	911,551
Nomura Holdings, Inc.
3.103%, 01/16/30		1,629	1,470,769
2.679%, 07/16/30		1,000	870,985
Sumitomo Mitsui Financial Group, Inc.
2.296%, 01/12/41		2,507	1,712,337
TOTAL JAPAN			73,790,272
LUXEMBOURG — (0.8%)
JAB Holdings BV
3.375%, 04/17/35	EUR	1,200	1,244,804
2.250%, 12/19/39	EUR	5,300	4,493,454
TOTAL LUXEMBOURG			5,738,258
NETHERLANDS — (2.7%)
BNG Bank NV
3.300%, 04/26/29	AUD	1,000	622,528
Cooperatieve Rabobank UA
5.250%, 05/24/41		2,000	2,026,586

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

NETHERLANDS — (Continued)
Enexis Holding NV
3.500%, 05/30/36	EUR	5,000	$5,472,894
Nederlandse Waterschapsbank NV
2.000%, 12/16/24	GBP	8,800	11,180,177
TOTAL NETHERLANDS			19,302,185
NEW ZEALAND — (0.6%)
New Zealand Government Bonds
2.750%, 04/15/37	NZD	6,800	3,348,584
New Zealand Local Government Funding Agency Bonds
3.500%, 04/14/33	NZD	2,500	1,343,656
TOTAL NEW ZEALAND			4,692,240
NORWAY — (0.9%)
Kommunalbanken AS
1.000%, 10/18/24	CAD	3,450	2,480,357
1.000%, 12/12/24	GBP	1,750	2,216,394
Kommunalbanken AS, Floating Rate Note, SOFR + 1.000%, FRN
(r) 6.348%, 06/17/26		2,000	2,024,760
TOTAL NORWAY			6,721,511
SINGAPORE — (0.2%)
Optus Finance Pty. Ltd.
1.000%, 06/20/29	EUR	1,429	1,368,880
SPAIN — (0.5%)
Banco Santander SA
3.490%, 05/28/30		400	367,947
Santander U.K. Group Holdings PLC
3.625%, 01/14/26	GBP	400	506,102
Telefonica Emisiones SA
7.045%, 06/20/36		2,300	2,575,635
TOTAL SPAIN			3,449,684
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (7.0%)
Asian Development Bank
2.350%, 06/21/27	JPY	800,000	5,624,648
Asian Development Bank, Floating Rate Note, SONIA + 1.000%, FRN
(r) 6.234%, 05/23/29	GBP	3,000	3,977,865
Asian Infrastructure Investment Bank
0.500%, 05/28/25		340	328,036
			Face Amount^	Value†
			(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
Asian Infrastructure Investment Bank, Floating Rate Note, SOFR + 0.620%, FRN
(r)	5.984%, 08/16/27		1,500	$1,512,420
European Bank for Reconstruction & Development
	0.500%, 05/19/25		230	222,048
European Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.190%, FRN
(r)	5.539%, 04/14/26		486	485,655
European Investment Bank
	2.150%, 01/18/27	JPY	590,000	4,108,394
European Investment Bank, Floating Rate Note, SONIA + 0.340%, FRN
(r)	5.574%, 03/12/26	GBP	3,200	4,127,748
Inter-American Development Bank
	1.375%, 12/15/24	GBP	1,000	1,268,067
Inter-American Development Bank, Floating Rate Note,
(r)	SOFR + 0.350%, FRN, 5.719%, 10/04/27		3,200	3,201,821
(r)	SOFR + 0.270%, FRN, 5.638%, 03/20/28		300	299,455
(r)	SOFR + 0.350%, FRN, 5.720%, 10/05/28		3,000	3,001,357
International Bank for Reconstruction & Development, Floating Rate Note,
(r)	SOFR + 0.370%, FRN, 5.739%, 01/12/27		2,800	2,808,064
(r)	SOFR + 0.430%, FRN, 5.794%, 08/19/27		4,200	4,223,730
(r)	SOFR + 0.300%, FRN, 5.663%, 05/15/28		10,000	10,001,634
International Finance Corp.
	1.250%, 02/06/31	AUD	1,053	563,441
	1.500%, 04/15/35	AUD	5,300	2,522,695

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
Nordic Investment Bank, Floating Rate Note,
(r)	SOFR + 1.000%, FRN, 6.363%, 05/12/26		500	$504,650
(r)	3M NIBOR + 1.000%, FRN, 5.770%, 01/27/28	NOK	20,000	1,883,489
	TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			50,665,217
SWEDEN — (1.0%)
	Svensk Exportkredit AB, Floating Rate Note, SOFR + 1.000%, FRN
(r)	6.363%, 08/03/26		300	304,221
	Svenska Handelsbanken AB
	0.500%, 02/18/30	EUR	5,500	5,129,435
	Svenska Handelsbanken AB, Floating Rate Note, SOFR + 1.250%, FRN
(r)Ω	6.617%, 06/15/26		1,000	1,013,793
	Swedbank AB
	0.200%, 01/12/28	EUR	800	778,789
	TOTAL SWEDEN			7,226,238
SWITZERLAND — (0.2%)
UBS Group AG
	0.875%, 11/03/31	EUR	2,000	1,799,890
UNITED KINGDOM — (4.0%)
	Barclays PLC
	3.250%, 01/17/33	GBP	1,800	1,976,696
	HSBC Holdings PLC
#	6.100%, 01/14/42		3,000	3,282,895
	LSEGA Financing PLC
Ω	3.200%, 04/06/41		750	576,032
	Motability Operations Group PLC
	3.625%, 03/10/36	GBP	2,000	2,265,351
	U.K. Gilts
	1.125%, 01/31/39	GBP	25,000	21,285,968
	TOTAL UNITED KINGDOM			29,386,942
UNITED STATES — (32.6%)
	Abbott Laboratories
	4.750%, 04/15/43		4,500	4,354,502
	AbbVie, Inc.
	2.125%, 06/01/29	EUR	800	832,472
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Allstate Corp.
	5.550%, 05/09/35		1,200	$1,245,074
	4.500%, 06/15/43		1,000	881,573
	Amazon.com, Inc.
	2.875%, 05/12/41		3,500	2,666,749
	American Express Co.
	3.000%, 10/30/24		1,000	993,714
	American International Group, Inc.
	1.875%, 06/21/27	EUR	511	531,596
American Tower Corp.
	0.950%, 10/05/30	EUR	700	649,802
	1.000%, 01/15/32	EUR	1,400	1,255,323
	4.050%, 03/15/32		1,875	1,761,550
Amgen, Inc.
	3.150%, 02/21/40		3,375	2,588,457
	2.800%, 08/15/41		3,500	2,532,900
Apple, Inc.
	2.513%, 08/19/24	CAD	10,000	7,236,229
	3.850%, 05/04/43		1,000	866,258
	Arrow Electronics, Inc.
	3.875%, 01/12/28		1,000	959,199
	Assurant, Inc.
	2.650%, 01/15/32		4,000	3,351,695
AT&T, Inc.
	5.200%, 11/18/33	GBP	500	642,897
	3.500%, 06/01/41		2,500	1,967,081
	4.300%, 12/15/42		1,500	1,285,174
	Athene Holding Ltd.
	5.875%, 01/15/34		3,165	3,227,414
	Avnet, Inc.
	3.000%, 05/15/31		4,350	3,728,019
	Bank of America Corp.
	5.875%, 02/07/42		4,600	4,928,003
	Baxter International, Inc.
	1.300%, 05/15/29	EUR	500	494,409
	BorgWarner, Inc.
	1.000%, 05/19/31	EUR	2,900	2,632,971
	Bristol-Myers Squibb Co.
	4.125%, 06/15/39		3,000	2,678,824
Broadcom, Inc.
Ω	3.469%, 04/15/34		4,000	3,493,296
Ω	3.137%, 11/15/35		1,000	825,223
Brown & Brown, Inc.
	4.500%, 03/15/29		1,000	980,960
	2.375%, 03/15/31		3,100	2,607,515
Capital One Financial Corp.
	3.800%, 01/31/28		700	675,133
	1.650%, 06/12/29	EUR	2,800	2,756,770
	Carrier Global Corp.
	3.377%, 04/05/40		4,500	3,587,137
	Choice Hotels International, Inc.
#	3.700%, 12/01/29		290	266,255
Chubb INA Holdings LLC
	1.550%, 03/15/28	EUR	800	815,029
	0.875%, 12/15/29	EUR	1,833	1,754,247

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Cigna Group
	4.800%, 08/15/38		1,436	$1,363,102
	Cisco Systems, Inc.
	5.500%, 01/15/40		434	450,913
Citigroup, Inc.
	8.125%, 07/15/39		3,600	4,617,818
	5.875%, 01/30/42		750	792,208
	CME Group, Inc.
	5.300%, 09/15/43		3,000	3,089,691
	CNO Financial Group, Inc.
	5.250%, 05/30/29		3,000	2,952,896
	Comcast Corp.
	3.250%, 11/01/39		5,000	3,963,517
	Cox Communications, Inc.
Ω	4.800%, 02/01/35		460	429,612
Elevance Health, Inc.
	4.625%, 05/15/42		4,000	3,619,285
	4.650%, 01/15/43		2,000	1,799,412
	Equinix, Inc.
	2.150%, 07/15/30		1,500	1,291,303
	Fidelity National Financial, Inc.
	3.400%, 06/15/30		1,300	1,177,999
	Fiserv, Inc.
	1.625%, 07/01/30	EUR	2,200	2,153,617
Flex Ltd.
	4.875%, 06/15/29		1,000	988,040
	4.875%, 05/12/30		1,500	1,478,472
	FMR LLC
Ω	4.950%, 02/01/33		1,250	1,246,784
	General Dynamics Corp.
	4.250%, 04/01/40		1,000	898,383
	General Motors Financial Co., Inc.
	3.100%, 01/12/32		2,000	1,722,109
Gilead Sciences, Inc.
	4.000%, 09/01/36		1,750	1,582,774
	2.600%, 10/01/40		600	425,557
	5.650%, 12/01/41		3,250	3,342,374
	GlaxoSmithKline Capital PLC
	1.000%, 09/12/26	EUR	800	828,711
Goldman Sachs Group, Inc.
	0.750%, 03/23/32	EUR	2,271	2,020,293
	6.250%, 02/01/41		1,000	1,098,893
	Harley-Davidson, Inc.
#	3.500%, 07/28/25		1,000	980,982
	Healthcare Realty Holdings LP
	2.000%, 03/15/31		1,000	808,685
Home Depot, Inc.
	3.300%, 04/15/40		217	174,309
	5.400%, 09/15/40		1,000	1,020,038
	5.950%, 04/01/41		1,000	1,080,909
	HP, Inc.
	6.000%, 09/15/41		2,500	2,609,209
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Intel Corp.
	5.625%, 02/10/43		6,000	$6,116,644
International Business Machines Corp.
	4.150%, 05/15/39		2,000	1,774,307
	2.850%, 05/15/40		2,900	2,138,373
	4.000%, 06/20/42		800	672,406
	J M Smucker Co.
	4.250%, 03/15/35		1,400	1,292,553
	Jabil, Inc.
	3.000%, 01/15/31		2,800	2,433,702
	Johnson & Johnson
	2.100%, 09/01/40		6,500	4,479,866
	JPMorgan Chase & Co.
	5.500%, 10/15/40		3,300	3,417,122
	Kemper Corp.
	3.800%, 02/23/32		410	358,969
Kroger Co.
	7.500%, 04/01/31		600	690,017
	5.150%, 08/01/43		800	750,163
	Lazard Group LLC
	4.375%, 03/11/29		2,600	2,529,039
	Legg Mason, Inc.
	4.750%, 03/15/26		900	899,715
Liberty Mutual Group, Inc.
	2.750%, 05/04/26	EUR	1,100	1,175,253
Ω	6.500%, 03/15/35		900	911,429
Lincoln National Corp.
#	3.050%, 01/15/30		749	681,922
	3.400%, 01/15/31		1,589	1,438,351
	7.000%, 06/15/40		1,373	1,538,548
	Loews Corp.
	4.125%, 05/15/43		5,500	4,687,616
MetLife, Inc.
	5.700%, 06/15/35		1,050	1,109,795
	5.875%, 02/06/41		2,000	2,104,099
	Mohawk Industries, Inc.
	3.625%, 05/15/30		3,000	2,819,122
	Morgan Stanley
	6.375%, 07/24/42		2,600	2,945,898
	Motorola Solutions, Inc.
	2.300%, 11/15/30		1,000	861,240
	NIKE, Inc.
	3.250%, 03/27/40		12,950	10,359,324
	Oracle Corp.
	3.600%, 04/01/40		750	593,507
	Prologis Euro Finance LLC
	1.000%, 02/08/29	EUR	3,000	2,936,783
	Prudential Financial, Inc.
	5.700%, 12/14/36		2,000	2,111,100
PulteGroup, Inc.
	6.375%, 05/15/33		850	917,366
	6.000%, 02/15/35		1,000	1,055,087
	Reinsurance Group of America, Inc.
	3.150%, 06/15/30		1,400	1,275,920

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Royalty Pharma PLC
3.300%, 09/02/40		8,000	$5,955,754
RTX Corp.
4.500%, 06/01/42		2,000	1,779,350
Ryder System, Inc.
3.350%, 09/01/25		2,000	1,960,346
Stanley Black & Decker, Inc.
5.200%, 09/01/40		1,305	1,268,380
Teledyne FLIR LLC
2.500%, 08/01/30		2,000	1,744,757
Thermo Fisher Scientific, Inc.
5.404%, 08/10/43		3,800	3,877,236
Travelers Cos., Inc.
6.250%, 06/15/37		1,000	1,112,234
5.350%, 11/01/40		4,500	4,560,386
TWDC Enterprises 18 Corp.
2.758%, 10/07/24	CAD	1,000	721,892
UnitedHealth Group, Inc.
5.950%, 02/15/41		2,500	2,676,689
3.050%, 05/15/41		1,800	1,361,766
Utah Acquisition Sub, Inc.
2.250%, 11/22/24	EUR	800	861,162
3.125%, 11/22/28	EUR	2,000	2,131,197
Ventas Realty LP
4.125%, 01/15/26		2,000	1,971,607
Verizon Communications, Inc.
3.375%, 10/27/36	GBP	1,300	1,408,751
Walgreens Boots Alliance, Inc.
3.600%, 11/20/25	GBP	700	866,196
Walmart, Inc.
5.625%, 03/27/34	GBP	3,100	4,333,816
5.250%, 09/28/35	GBP	684	930,444
5.625%, 04/01/40		3,000	3,219,681
5.625%, 04/15/41		500	539,522
2.500%, 09/22/41		4,300	3,072,864
Walt Disney Co.
3.500%, 05/13/40		2,000	1,632,627
TOTAL UNITED STATES			237,123,238
TOTAL BONDS			638,984,439
U.S. TREASURY OBLIGATIONS — (7.0%)
U.S. Treasury Bonds
1.125%, 08/15/40		4,500	2,849,590
			Face Amount^	Value†
			(000)

U.S. Treasury Notes
#	1.500%, 10/31/24		10,000	$9,905,937
(r)	3M USTMMR + 0.170%, FRN, 5.383%, 10/31/25		7,000	7,003,740
(r)	3M USTMMR + 0.245%, FRN, 5.458%, 01/31/26		20,500	20,532,184
U.S. Treasury Notes, Floating Rate Note
(r)	3M USTMMR + 0.125%, FRN, 5.384%, 07/31/25		10,500	10,498,676
TOTAL U.S. TREASURY OBLIGATIONS				50,790,127
COMMERCIAL PAPER — (1.3%)
UNITED STATES — (1.3%)
NRW Bank
Ω	5.483%, 09/25/24		3,000	2,975,494
Ω	5.508%, 10/11/24		6,500	6,431,750
TOTAL UNITED STATES				9,407,244
TOTAL COMMERCIAL PAPER (Cost $9,407,243)				9,407,244
FOREIGN SOVEREIGN OBLIGATIONS — (0.8%)
CANADA — (0.8%)
Canada Treasury Bills
∞	4.666%, 08/01/24	CAD	2,000	1,448,419
∞	4.648%, 08/15/24	CAD	2,000	1,445,928
∞	4.645%, 08/29/24	CAD	2,000	1,443,465
∞	4.646%, 09/12/24	CAD	2,000	1,441,031
TOTAL CANADA				5,778,843
TOTAL INVESTMENT SECURITIES (Cost $762,740,921)				710,833,376

		Shares
SECURITIES LENDING COLLATERAL — (2.1%)
@§	The DFA Short Term Investment Fund	1,320,874	15,278,549
TOTAL INVESTMENTS — (100.0%)
(Cost $778,019,560)^^			$726,111,925

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
As of July 31, 2024, DFA Global Sustainability Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
GBP	614,797	USD	782,742	Citibank, N.A.	08/01/24	$7,610
GBP	27,601,041	USD	35,424,275	Royal Bank of Canada	08/01/24	58,251
USD	4,708,704	NZD	7,753,850	Australia and New Zealand Bank	08/05/24	94,007
USD	107,834	NZD	177,570	Citibank, N.A.	08/05/24	2,153
USD	479,901	AUD	713,412	Citibank, N.A.	08/06/24	13,318
USD	38,679,554	AUD	57,914,665	Societe Generale	08/06/24	802,390
USD	1,260,884	EUR	1,155,669	Citibank, N.A.	08/09/24	9,762
USD	48,453,394	EUR	44,638,316	State Street Bank and Trust	08/09/24	128,135
USD	41,373,045	EUR	38,158,708	State Street Bank and Trust	08/12/24	56,793
USD	1,919,782	NOK	20,623,712	State Street Bank and Trust	08/19/24	28,738
USD	43,299,180	EUR	39,721,409	State Street Bank and Trust	08/23/24	268,799
USD	11,026,860	CAD	15,093,859	Citibank, N.A.	09/09/24	82,314
USD	5,847,107	CAD	8,004,750	State Street Bank and Trust	09/18/24	41,263
Total Appreciation						$1,593,533
USD	2,319,046	GBP	1,834,689	Australia and New Zealand Bank	08/01/24	$(39,539)
GBP	4,833,540	USD	6,260,535	Citibank, N.A.	08/01/24	(46,777)
USD	34,891,107	GBP	27,876,998	Morgan Stanley and Co. International	08/01/24	(946,176)
USD	4,250,020	GBP	3,337,691	State Street Bank and Trust	08/01/24	(40,749)
USD	1,603,942	GBP	1,255,984	Citibank, N.A.	08/08/24	(10,780)
USD	33,164,185	GBP	26,561,101	Royal Bank of Canada	08/08/24	(983,381)
USD	2,963,029	GBP	2,324,537	State Street Bank and Trust	08/08/24	(25,449)
USD	32,004,802	JPY	5,128,996,104	Citibank, N.A.	08/09/24	(2,268,465)
USD	42,040,694	JPY	6,658,973,855	Societe Generale	08/14/24	(2,489,267)
USD	33,090,048	GBP	25,752,966	Royal Bank of Canada	08/30/24	(25,710)
USD	6,084,761	CAD	8,393,671	Citibank, N.A.	09/18/24	(3,167)
USD	19,182,961	CAD	26,486,605	Royal Bank of Canada	09/26/24	(32,496)
Total (Depreciation)						$(6,911,956)
Total Appreciation (Depreciation)						$(5,318,423)
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$5,872,723	—	$5,872,723
Bonds
Australia	—	36,734,986	—	36,734,986
Austria	—	4,904,343	—	4,904,343
Belgium	—	12,876,855	—	12,876,855
Canada	—	63,249,796	—	63,249,796
Finland	—	7,126,043	—	7,126,043
France	—	50,147,753	—	50,147,753
Germany	—	18,703,078	—	18,703,078
Hong Kong	—	3,171,386	—	3,171,386
Italy	—	805,644	—	805,644
Japan	—	73,790,272	—	73,790,272
Luxembourg	—	5,738,258	—	5,738,258
Netherlands	—	19,302,185	—	19,302,185
New Zealand	—	4,692,240	—	4,692,240

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Norway	—	$6,721,511	—	$6,721,511
Singapore	—	1,368,880	—	1,368,880
Spain	—	3,449,684	—	3,449,684
Supranational Organization Obligations	—	50,665,217	—	50,665,217
Sweden	—	7,226,238	—	7,226,238
Switzerland	—	1,799,890	—	1,799,890
United Kingdom	—	29,386,942	—	29,386,942
United States	—	237,123,238	—	237,123,238
U.S. Treasury Obligations	—	50,790,127	—	50,790,127
Commercial Paper	—	9,407,244	—	9,407,244
Foreign Sovereign Obligations	—	5,778,843	—	5,778,843
Securities Lending Collateral	—	15,278,549	—	15,278,549
Total Investments in Securities	—	$726,111,925	—	$726,111,925
Financial Instruments
Assets
Forward Currency Contracts**	—	1,593,533	—	1,593,533
Liabilities
Forward Currency Contracts**	—	(6,911,956)	—	(6,911,956)
Total Financial Instruments	—	$(5,318,423)	—	$(5,318,423)
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Oregon Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
OREGON — (100.0%)
Astoria Hospital Facilities Authority (RB)
5.250%, 08/01/43	350	$381,412
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis (GO) (SCH BD GTY) Series J
5.000%, 06/15/29	610	668,869
Central Oregon Community College (GO) (SCH BD GTY)
4.000%, 06/15/28	250	259,356
City of Beaverton Water Revenue (RB)
5.000%, 04/01/29	115	125,905
5.000%, 04/01/34	455	503,005
City of Bend (GO)
5.000%, 06/01/41	1,015	1,142,680
5.000%, 06/01/44	385	432,439
City of Bend Water Revenue (RB)
5.000%, 12/01/26	200	207,423
5.000%, 12/01/30	350	362,483
City of Cottage Grove (GO)
5.000%, 09/01/26	515	535,768
4.000%, 06/01/29	100	103,950
City of Eugene (GO) Series A
5.000%, 06/01/36	250	287,845
City of Eugene Electric Utility System Revenue (RB)
5.000%, 08/01/43	215	241,814
City of Eugene Electric Utility System Revenue (RB) Series A
5.000%, 08/01/24	310	310,000
City of Hillsboro Water Revenue (RB)
5.000%, 06/01/28	250	269,383
City of Lake Oswego (GO)
5.000%, 12/01/26	250	261,893
4.000%, 06/01/41	500	506,666
5.000%, 06/01/43	725	819,270
City of Newberg (GO)
4.000%, 12/01/25	120	121,422
City of Portland (GO) Series A
5.000%, 06/15/25	270	274,847
	Face Amount	Value†
	(000)
OREGON — (Continued)
5.000%, 03/01/26	115	$118,520
5.000%, 06/01/26	700	726,936
5.000%, 04/01/27	925	975,464
5.000%, 06/01/27	540	571,363
3.000%, 06/15/28	150	147,922
4.000%, 04/01/32	225	229,653
City of Portland (GO) Series B
5.000%, 06/01/25	620	630,600
5.000%, 06/01/26	850	882,708
5.000%, 06/15/26	485	504,069
5.000%, 06/15/30	405	434,912
City of Portland (GO) Series C
5.000%, 06/15/25	115	117,064
City of Portland (GO) Series D
5.000%, 04/01/28	250	268,555
City of Portland Sewer System Revenue (RB) Series A
5.000%, 06/15/27	700	725,744
City of Portland Water System Revenue (RB) Series A
5.000%, 04/01/25	460	466,231
5.000%, 04/01/27	365	384,913
City of Redmond (GO) Series B-1
5.000%, 06/01/30	80	86,905
City of Salem (GO)
5.000%, 06/01/25	445	452,313
5.000%, 06/01/26	235	243,744
City of Salem Water & Sewer Revenue (RB)
5.000%, 06/01/25	820	833,476
City of Springfield Sewer System Revenue (RB)
4.000%, 04/01/26	280	284,431
4.000%, 04/01/27	280	286,913
Clackamas & Washington Counties School District No. 3 (GO) (SCH BD GTY)
5.000%, 06/15/27	150	152,439
Clackamas & Washington Counties School District No. 3 (GO) (SCH BD GTY) Series B
5.000%, 06/15/26	250	259,273

DFA Oregon Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OREGON — (Continued)
Clackamas Community College District (GO) Series B
4.000%, 06/15/25	110	$110,921
Clackamas County School District No. 12 North Clackamas (GO) (SCH BD GTY)
5.000%, 06/15/32	350	374,900
5.000%, 06/15/36	200	213,240
Clackamas County School District No. 12 North Clackamas (GO) (SCH BD GTY) Series B
5.000%, 06/15/25	550	559,396
5.000%, 06/15/33	325	341,440
Clackamas County School District No. 7J Lake Oswego (GO) (AGM)
5.250%, 06/01/25	310	315,753
Clackamas County Service District No. 1 (RB)
5.000%, 12/01/26	270	283,032
Clatsop County School District No. 30 Warrenton-Hammond (GO) (SCH BD GTY) Series B
5.000%, 06/15/27	285	301,396
5.000%, 06/15/29	500	547,062
Columbia Gorge Community College District (GO)
4.000%, 04/01/26	75	75,955
County of Multnomah (GO)
5.000%, 06/01/29	290	307,440
4.000%, 06/01/37	385	390,652
County of Multnomah (GO) Series A
5.000%, 06/15/28	515	556,701
5.000%, 06/15/29	1,110	1,219,773
County of Washington (GO)
4.000%, 03/01/30	1,020	1,034,246
Deschutes County Administrative School District No. 1 Bend-La Pine (GO) (SCH BD GTY)
5.000%, 06/15/26	1,130	1,172,961
Deschutes County Hospital Facilities Authority (RB) Series A
5.000%, 01/01/28	250	259,738
5.000%, 01/01/32	340	364,149
	Face Amount	Value†
	(000)
OREGON — (Continued)
Hillsboro School District No. 1J (GO) (SCH BD GTY)
5.000%, 06/15/28	1,325	$1,399,121
4.000%, 06/15/34	230	239,281
4.000%, 06/15/40	400	404,812
Hood River County School District (GO) (SCH BD GTY)
4.000%, 06/15/32	620	628,484
Jackson County School District No. 5 Ashland (GO) (SCH BD GTY)
5.000%, 06/15/43	500	527,302
Jefferson County School District No. 509J (GO) (SCH BD GTY)
4.000%, 06/15/27	60	61,726
Lane & Douglas Counties School District No. 28J Fern Ridge (GO) (SCH BD GTY) Series A
¤ 5.000%, 06/15/33 (Pre-refunded @ $100, 6/15/26)	1,000	1,037,981
Linn & Benton Counties School District No. 8J Greater Albany (GO) (SCH BD GTY)
5.000%, 06/15/26	595	617,069
Marion County School District No. 103 Woodburn (GO) (SCH BD GTY)
¤ 5.000%, 06/15/34 (Pre-refunded @ $100, 6/15/25)	630	641,437
Medford Hospital Facilities Authority (RB) Series A
5.000%, 08/15/33	420	455,246
Metro (GO)
5.000%, 06/01/26	1,155	1,198,184
5.000%, 06/01/28	200	215,657
Metro (GO) Series A
4.000%, 06/01/33	1,100	1,157,059
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow (GO) (SCH BD GTY) Series B
5.000%, 06/15/27	910	962,351
Multnomah County School District No. 1 Portland (GO) (SCH BD GTY)
5.000%, 06/15/26	445	462,331

DFA Oregon Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OREGON — (Continued)
5.000%, 06/15/27	295	$312,473
5.000%, 06/15/29	835	917,577
Multnomah County School District No. 7 Reynolds (GO) (SCH BD GTY) Series A
5.000%, 06/15/25	630	641,035
5.000%, 06/15/27	1,000	1,016,344
Oregon Health & Science University (RB) Series A
5.000%, 07/01/37	140	156,270
Port of Portland Airport Revenue (RB) Series 23
5.000%, 07/01/35	435	440,265
Port of Portland Airport Revenue (RB) Series A
5.000%, 07/01/28	150	161,001
Portland Community College District (GO)
5.000%, 06/15/26	950	985,765
5.000%, 06/15/31	440	456,345
5.000%, 06/15/33	1,155	1,196,408
Salem Hospital Facility Authority (RB) Series A
5.000%, 05/15/31	350	358,991
Salem-Keizer School District No. 24J (GO) (SCH BD GTY)
5.000%, 06/15/33	555	591,367
Salem-Keizer School District No. 24J (GO) (SCH BD GTY) Series B
5.000%, 06/15/27	1,345	1,424,282
State of Oregon (GO) Series A
5.000%, 05/01/27	730	771,130
5.000%, 05/01/29	275	301,400
4.000%, 05/01/38	250	258,652
5.000%, 05/01/43	270	301,139
5.250%, 05/01/44	75	86,046
State of Oregon (GO) Series B
5.000%, 08/01/33	950	966,489
State of Oregon (GO) Series C
5.000%, 06/01/26	420	435,992
5.000%, 06/01/31	855	899,570
5.000%, 06/01/35	1,365	1,433,124
State of Oregon (GO) Series D
5.000%, 06/01/28	305	328,877
5.000%, 05/01/29	535	553,049
State of Oregon (GO) Series F
5.000%, 05/01/25	310	314,777
5.000%, 08/01/25	240	244,954
	Face Amount	Value†
	(000)
OREGON — (Continued)
5.000%, 08/01/27	1,495	$1,587,222
5.000%, 05/01/31	530	547,605
5.000%, 05/01/32	1,110	1,146,679
5.000%, 05/01/34	500	516,435
State of Oregon (GO) Series G
5.000%, 12/01/33	1,000	1,043,785
5.000%, 08/01/41	350	394,757
State of Oregon (GO) Series H
5.000%, 06/01/25	265	269,548
5.000%, 06/01/27	380	394,174
5.000%, 06/01/29	365	377,952
State of Oregon (GO) Series N
5.000%, 05/01/27	380	401,410
State of Oregon Department of Transportation (RB) Series A
5.000%, 11/15/26	460	481,964
5.000%, 11/15/27	600	633,526
Tri-County Metropolitan Transportation District of Oregon (RB) Series A
5.000%, 09/01/25	205	209,565
5.000%, 09/01/26	790	824,264
5.000%, 09/01/34	320	350,617
3.250%, 10/01/34	420	404,399
5.000%, 09/01/38	540	585,498
Tri-County Metropolitan Transportation District of Oregon (RB) Series B
¤ 5.000%, 09/01/26 (Pre-refunded @ $100, 9/1/25)	425	434,738
Tualatin Hills Park & Recreation District (GO)
4.000%, 06/01/26	110	111,651
Tualatin Valley Water District (RB)
5.000%, 06/01/43	400	444,900
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin (GO) (SCH BD GTY) Series A
5.000%, 06/15/40	190	203,083
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin (GO) (SCH BD GTY) Series J
5.000%, 06/15/28	275	290,306

DFA Oregon Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OREGON — (Continued)
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series B
5.000%, 06/15/26	390	$405,189
5.000%, 06/15/30	360	400,140
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series C
5.000%, 06/15/27	615	651,077
Washington Clackamas & Yamhill Counties School District No. 88J (GO) (SCH BD GTY)
5.000%, 06/15/25	660	671,160
Washington County Clean Water Services (RB)
5.000%, 10/01/24	235	235,764
	Face Amount	Value†
	(000)
OREGON — (Continued)
5.000%, 10/01/25	480	$491,568
5.000%, 10/01/27	535	569,936
5.000%, 10/01/28	330	358,018
Washington County School District No. 13 Banks (GO) (SCH BD GTY) Series B
5.000%, 06/15/38	500	575,424
Water Environment Services Sewer Revenue (RB)
5.000%, 06/01/29	400	438,679
TOTAL MUNICIPAL BONDS (Cost $69,292,208)		68,041,729
TOTAL INVESTMENTS — (100.0%)
(Cost $69,292,208)^^		$68,041,729
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$68,041,729	—	$68,041,729
Total Investments in Securities	—	$68,041,729	—	$68,041,729

DFA Global Core Plus Real Return Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (9.1%)
Government National Mortgage Association, TBA
	6.000%, 08/20/54 TBA		2,532	$2,561,677
Uniform Mortgage-Backed Security, TBA
	2.000%, 08/01/54 TBA		7,994	6,429,859
	2.500%, 08/01/54 TBA		7,446	6,243,104
	6.000%, 08/01/54 TBA		4,179	4,238,261
	6.500%, 08/01/54 TBA		6,189	6,346,701
TOTAL AGENCY OBLIGATIONS				25,819,602
BONDS — (83.1%)
AUSTRALIA — (6.5%)
APA Infrastructure Ltd.
	0.750%, 03/15/29	EUR	1,500	1,438,843
BNZ International Funding Ltd.
	0.375%, 09/14/24	EUR	196	211,232
FMG Resources August 2006 Pty. Ltd.
Ω	4.500%, 09/15/27		1,150	1,103,005
Ω	4.375%, 04/01/31		200	180,772
Glencore Funding LLC
Ω	2.850%, 04/27/31		500	430,365
National Australia Bank Ltd.
Ω	4.951%, 01/10/34		1,000	1,002,550
New South Wales Treasury Corp.
	2.000%, 03/20/31	AUD	900	505,582
	1.500%, 02/20/32	AUD	5,860	3,076,211
	4.250%, 02/20/36	AUD	1,600	971,801
	3.500%, 11/20/37	AUD	2,000	1,096,125
Queensland Treasury Corp.
	1.500%, 08/20/32	AUD	1,700	876,573
Rio Tinto Alcan, Inc.
	5.750%, 06/01/35		1,000	1,071,383
South Australian Government Financing Authority
	1.750%, 05/24/32	AUD	1,200	636,191
Treasury Corp. of Victoria
	4.250%, 12/20/32	AUD	900	568,196
	2.250%, 09/15/33	AUD	2,100	1,106,857
	2.250%, 11/20/34	AUD	3,690	1,875,546
	2.000%, 09/17/35	AUD	2,100	1,011,401
		Face Amount^	Value†
		(000)

AUSTRALIA — (Continued)
4.750%, 09/15/36	AUD	2,050	$1,286,364
TOTAL AUSTRALIA			18,448,997
BELGIUM — (0.3%)
Anheuser-Busch InBev Worldwide, Inc.
4.350%, 06/01/40		1,000	905,833
CANADA — (3.8%)
Bank of Montreal
2.700%, 09/11/24	CAD	800	578,197
Bank of Nova Scotia
2.450%, 02/02/32		195	165,771
Brookfield Finance, Inc.
# 4.850%, 03/29/29		600	601,948
Canada Government Bonds
2.750%, 08/01/24	CAD	2,100	1,521,023
Canadian Natural Resources Ltd.
2.950%, 07/15/30		500	448,670
CI Financial Corp.
3.200%, 12/17/30		1,500	1,209,471
Fairfax Financial Holdings Ltd.
4.625%, 04/29/30		500	488,448
Province of Ontario
2.300%, 09/08/24	CAD	1,500	1,083,794
Royal Bank of Canada
1.375%, 12/09/24	GBP	400	506,716
4.810%, 12/16/24	CAD	100	72,498
3.403%, 03/24/25	CAD	1,300	936,190
2.125%, 04/26/29	EUR	500	515,390
Toronto-Dominion Bank
1.952%, 04/08/30	EUR	880	879,831
3.129%, 08/03/32	EUR	500	526,082
TransCanada PipeLines Ltd.
4.625%, 03/01/34		1,200	1,153,379
TOTAL CANADA			10,687,408
DENMARK — (0.2%)
DSV Finance BV
1.375%, 03/16/30	EUR	700	684,976
FRANCE — (4.5%)
Banque Federative du Credit Mutuel SA
1.250%, 06/03/30	EUR	1,300	1,232,581
0.625%, 02/21/31	EUR	600	537,102

DFA Global Core Plus Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

FRANCE — (Continued)
BNP Paribas SA
	1.375%, 05/28/29	EUR	500	$490,532
	1.250%, 07/13/31	GBP	400	405,228
BPCE SA
Ω	2.700%, 10/01/29		1,500	1,350,350
	0.250%, 01/14/31	EUR	1,200	1,069,326
Electricite de France SA
	6.125%, 06/02/34	GBP	300	400,244
French Republic Government Bonds OAT
	1.250%, 05/25/38	EUR	2,250	1,906,946
JCDecaux SE
	1.625%, 02/07/30	EUR	1,200	1,165,193
La Poste SA
	1.375%, 04/21/32	EUR	1,100	1,033,880
Societe Generale SA
	0.875%, 09/24/29	EUR	1,000	945,627
Vinci SA
	2.750%, 09/15/34	GBP	700	760,628
WEA Finance LLC
Ω	3.500%, 06/15/29		1,400	1,284,394
TOTAL FRANCE				12,582,031
GERMANY — (3.3%)
BASF SE
	3.750%, 06/29/32	EUR	500	555,502
Deutsche Bank AG
	1.750%, 01/17/28	EUR	400	411,281
Deutsche Telekom AG
	3.125%, 02/06/34	GBP	320	358,235
E.ON International Finance BV
	6.375%, 06/07/32	GBP	250	349,106
Fresenius Medical Care U.S. Finance III, Inc.
Ω	2.375%, 02/16/31		750	610,292
Kreditanstalt fuer Wiederaufbau
	1.375%, 12/09/24	GBP	1,500	1,902,962
Landeskreditbank Baden-Wuerttemberg Foerderbank
	0.375%, 12/09/24	GBP	522	659,965
Siemens Financieringsmaatschappij NV
	3.375%, 02/22/37	EUR	200	216,905
Ω	2.875%, 03/11/41		2,000	1,501,461
Volkswagen Financial Services Overseas AG
	0.375%, 02/12/30	EUR	900	821,765
Wintershall Dea Finance BV
	1.332%, 09/25/28	EUR	1,000	988,910
	1.823%, 09/25/31	EUR	1,000	937,229
TOTAL GERMANY				9,313,613
			Face Amount^	Value†
			(000)

HONG KONG — (0.3%)
Prudential Funding Asia PLC
	3.625%, 03/24/32		1,000	906,110
ITALY — (1.2%)
Eni SpA
	0.625%, 01/23/30	EUR	1,000	$945,149
Holding d'Infrastructures de Transport SASU
	1.625%, 09/18/29	EUR	1,100	1,085,219
Intesa Sanpaolo SpA
	2.500%, 01/15/30	GBP	400	450,411
UniCredit SpA
	1.625%, 01/18/32	EUR	1,000	950,088
TOTAL ITALY				3,430,867
JAPAN — (10.7%)
7-Eleven, Inc.
Ω	1.800%, 02/10/31		300	246,332
Aircastle Ltd.
Ω	2.850%, 01/26/28		400	367,771
Japan Government Ten Year Bonds
	0.100%, 06/20/27	JPY	201,000	1,327,092
	0.200%, 03/20/32	JPY	300,000	1,905,958
	0.200%, 09/20/32	JPY	420,000	2,650,342
	0.500%, 12/20/32	JPY	330,000	2,128,737
	0.400%, 06/20/33	JPY	350,000	2,225,533
Japan Government Thirty Year Bonds
	2.400%, 03/20/34	JPY	120,000	900,483
Japan Government Twenty Year Bonds
	1.500%, 03/20/34	JPY	261,000	1,815,876
	1.400%, 09/20/34	JPY	350,000	2,403,284
	1.200%, 09/20/35	JPY	394,000	2,629,744
	0.400%, 03/20/36	JPY	370,000	2,244,106
	0.600%, 09/20/37	JPY	20,000	120,929
	0.500%, 12/20/41	JPY	207,600	1,134,902
Mitsubishi UFJ Financial Group, Inc.
	3.556%, 06/15/32	EUR	1,480	1,640,204
Mizuho Financial Group, Inc.
	0.402%, 09/06/29	EUR	1,700	1,604,585
	0.693%, 10/07/30	EUR	600	550,902
	2.096%, 04/08/32	EUR	400	393,418
Nissan Motor Co. Ltd.
Ω	4.810%, 09/17/30		1,250	1,177,522
Nomura Holdings, Inc.
	2.172%, 07/14/28		300	269,605
	2.608%, 07/14/31		1,000	842,820
Sumitomo Mitsui Financial Group, Inc.
	2.724%, 09/27/29		1,000	904,575
	2.222%, 09/17/31		1,000	832,663
TOTAL JAPAN				30,317,383

DFA Global Core Plus Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

LUXEMBOURG — (0.3%)
ArcelorMittal SA
	4.250%, 07/16/29		940	912,177
NETHERLANDS — (0.4%)
TenneT Holding BV
	2.375%, 05/17/33	EUR	1,000	1,006,748
NORWAY — (0.6%)
	Aker BP ASA
Ω	4.000%, 01/15/31		300	$277,478
Kommunalbanken AS
	1.000%, 10/18/24	CAD	308	221,435
	1.000%, 12/12/24	GBP	900	1,139,860
	TOTAL NORWAY			1,638,773
SPAIN — (0.3%)
Merlin Properties Socimi SA
	2.375%, 09/18/29	EUR	900	921,459
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (1.4%)
	Asian Development Bank
	2.500%, 12/19/24	GBP	700	890,813
Inter-American Development Bank
	1.700%, 10/10/24	CAD	400	288,192
	1.375%, 12/15/24	GBP	1,050	1,331,470
	International Bank for Reconstruction & Development
	1.900%, 01/16/25	CAD	324	232,053
	International Finance Corp.
	1.500%, 04/15/35	AUD	2,500	1,189,950
	TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			3,932,478
SWEDEN — (0.4%)
	Skandiabanken AB, Floating Rate Note, 3M STIBOR + 0.750%, FRN
(r)	4.466%, 09/24/25	SEK	8,000	751,541
	Skandinaviska Enskilda Banken AB
	0.625%, 11/12/29	EUR	200	189,783
	Svenska Handelsbanken AB
	1.375%, 02/23/29	EUR	140	140,005
	TOTAL SWEDEN			1,081,329
SWITZERLAND — (1.0%)
	Novartis Capital Corp.
	4.400%, 05/06/44		1,000	918,174
UBS Group AG
	0.875%, 11/03/31	EUR	1,870	1,682,897
			Face Amount^	Value†
			(000)

SWITZERLAND — (Continued)
	0.625%, 02/24/33	EUR	200	$168,918
	TOTAL SWITZERLAND			2,769,989
UNITED KINGDOM — (3.8%)
Ashtead Capital, Inc.
Ω	2.450%, 08/12/31		200	166,140
Ω	5.500%, 08/11/32		1,000	999,421
	Barclays PLC
	3.250%, 01/17/33	GBP	600	658,899
	BAT International Finance PLC
	2.250%, 01/16/30	EUR	500	503,935
	British Telecommunications PLC
	3.125%, 11/21/31	GBP	560	640,825
	Lloyds Bank Corporate Markets PLC
	0.375%, 01/28/25	EUR	500	532,602
	Lloyds Banking Group PLC
	4.550%, 08/16/28		300	296,768
	London Stock Exchange Group PLC
	1.750%, 09/19/29	EUR	1,200	1,210,825
	National Gas Transmission PLC
	1.125%, 01/14/33	GBP	656	606,125
	National Grid Electricity Distribution West Midlands PLC
	5.750%, 04/16/32	GBP	300	399,837
	Southern Gas Networks PLC
	1.250%, 12/02/31	GBP	1,250	1,244,188
	U.K. Gilts
	1.125%, 01/31/39	GBP	4,000	3,405,755
	Vodafone Group PLC
	6.150%, 02/27/37		71	76,899
	TOTAL UNITED KINGDOM			10,742,219
UNITED STATES — (44.1%)
Abbott Laboratories
	5.300%, 05/27/40		2,975	3,087,243
	4.750%, 04/15/43		700	677,367
	AbbVie, Inc.
	4.050%, 11/21/39		1,000	893,280
Advance Auto Parts, Inc.
	3.900%, 04/15/30		150	138,354
#	3.500%, 03/15/32		270	234,376
	AECOM
	5.125%, 03/15/27		750	740,996
	Allstate Corp.
	5.950%, 04/01/36		1,400	1,500,434
	Ally Financial, Inc.
	8.000%, 11/01/31		300	337,586

DFA Global Core Plus Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Altria Group, Inc.
	3.400%, 05/06/30		200	$185,060
	Amazon.com, Inc.
	2.875%, 05/12/41		2,100	1,600,049
	American Assets Trust LP
	3.375%, 02/01/31		1,000	839,455
	American Tower Corp.
	1.000%, 01/15/32	EUR	500	448,330
	Ares Capital Corp.
	3.200%, 11/15/31		800	676,443
	Arrow Electronics, Inc.
	3.875%, 01/12/28		1,000	959,199
	Ashland, Inc.
Ω	3.375%, 09/01/31		400	344,684
	Assurant, Inc.
	2.650%, 01/15/32		1,000	837,924
	Assured Guaranty U.S. Holdings, Inc.
#	3.150%, 06/15/31		1,000	876,521
	AT&T, Inc.
	3.500%, 06/01/41		1,400	1,101,565
AutoNation, Inc.
	2.400%, 08/01/31		1,500	1,238,812
	3.850%, 03/01/32		500	453,619
	Bank of America Corp.
	5.875%, 02/07/42		1,350	1,446,262
	Bath & Body Works, Inc.
	5.250%, 02/01/28		600	587,948
	Berkshire Hathaway Finance Corp.
	2.375%, 06/19/39	GBP	600	556,836
Berkshire Hathaway, Inc.
	0.437%, 04/15/31	JPY	410,000	2,544,509
	0.472%, 01/23/32	JPY	200,000	1,219,456
	1.585%, 04/16/40	JPY	100,000	611,690
	Black Hills Corp.
	2.500%, 06/15/30		800	691,097
	Block, Inc.
	3.500%, 06/01/31		1,500	1,301,102
	Boardwalk Pipelines LP
	3.600%, 09/01/32		100	88,104
	Boeing Co.
	3.200%, 03/01/29		200	181,446
BP Capital Markets PLC
	1.231%, 05/08/31	EUR	2,300	2,174,152
	2.822%, 04/07/32	EUR	300	312,201
	Brixmor Operating Partnership LP
	4.050%, 07/01/30		300	285,101
Broadcom, Inc.
Ω	2.600%, 02/15/33		1,000	828,036
Ω	3.187%, 11/15/36		150	122,344
	Broadstone Net Lease LLC
	2.600%, 09/15/31		1,504	1,234,438
	Brown & Brown, Inc.
	2.375%, 03/15/31		1,000	841,134
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Capital One Financial Corp.
	1.650%, 06/12/29	EUR	373	$367,241
	Celanese U.S. Holdings LLC
	0.625%, 09/10/28	EUR	1,000	952,728
	Chubb INA Holdings LLC
	1.400%, 06/15/31	EUR	700	667,002
	Cigna Group
	4.800%, 08/15/38		800	759,388
	Cincinnati Financial Corp.
	6.125%, 11/01/34		721	769,002
Cisco Systems, Inc.
	5.900%, 02/15/39		1,000	1,090,679
	5.500%, 01/15/40		1,000	1,038,970
	CME Group, Inc.
	5.300%, 09/15/43		946	974,282
	Conagra Brands, Inc.
	5.300%, 11/01/38		200	194,794
	ConocoPhillips
	6.500%, 02/01/39		300	339,272
	Consolidated Edison Co. of New York, Inc.
	5.700%, 06/15/40		475	485,974
	Continental Resources, Inc.
	4.375%, 01/15/28		1,000	975,660
	Cox Communications, Inc.
Ω	3.500%, 08/15/27		650	624,616
	Crown Castle, Inc.
	3.800%, 02/15/28		600	577,929
	Dentsply Sirona, Inc.
	3.250%, 06/01/30		650	579,709
	Dick's Sporting Goods, Inc.
	3.150%, 01/15/32		500	433,783
	Digital Dutch Finco BV
	1.000%, 01/15/32	EUR	1,000	881,006
	Discover Bank
	4.650%, 09/13/28		200	195,649
	Dow Chemical Co.
	1.125%, 03/15/32	EUR	267	244,443
	DPL, Inc.
	4.350%, 04/15/29		1,500	1,408,557
	Duquesne Light Holdings, Inc.
Ω	2.775%, 01/07/32		1,000	838,706
	DXC Technology Co.
	2.375%, 09/15/28		400	355,313
	Edison International
	4.125%, 03/15/28		650	631,341
	Elevance Health, Inc.
	4.625%, 05/15/42		500	452,411
	Energy Transfer LP
	3.750%, 05/15/30		350	329,677
	EnerSys
Ω	4.375%, 12/15/27		1,000	959,801

DFA Global Core Plus Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
EPR Properties
	4.950%, 04/15/28		500	$489,417
	3.750%, 08/15/29		1,200	1,098,280
Equinix, Inc.
	2.150%, 07/15/30		300	258,261
Expedia Group, Inc.
	3.250%, 02/15/30		650	598,561
Experian Finance PLC
Ω	2.750%, 03/08/30		602	542,553
Exxon Mobil Corp.
	1.408%, 06/26/39	EUR	1,400	1,122,662
Five Corners Funding Trust II
Ω	2.850%, 05/15/30		500	452,283
Flowserve Corp.
	2.800%, 01/15/32		2,000	1,695,653
Fluor Corp.
	4.250%, 09/15/28		600	576,933
Ford Motor Credit Co. LLC
	4.134%, 08/04/25		350	345,181
	2.900%, 02/16/28		250	229,540
Fox Corp.
	4.709%, 01/25/29		300	299,586
GATX Corp.
	4.700%, 04/01/29		200	198,205
	3.500%, 06/01/32		500	443,884
General Motors Financial Co., Inc.
	5.650%, 01/17/29		600	612,432
Gilead Sciences, Inc.
	5.650%, 12/01/41		1,000	1,028,423
Global Payments, Inc.
	3.200%, 08/15/29		250	229,096
GLP Capital LP/GLP Financing II, Inc.
	5.750%, 06/01/28		200	202,537
	4.000%, 01/15/30		200	186,608
Goldman Sachs Group, Inc.
	6.250%, 02/01/41		200	219,779
Graphic Packaging International LLC
Ω	4.750%, 07/15/27		500	490,455
HAT Holdings I LLC/HAT Holdings II LLC
#Ω	3.750%, 09/15/30		600	526,638
HCA, Inc.
	7.500%, 11/06/33		117	132,606
Hess Corp.
	5.600%, 02/15/41		500	508,456
Home Depot, Inc.
	5.400%, 09/15/40		1,000	1,020,038
Howmet Aerospace, Inc.
	6.875%, 05/01/25		10	10,089
	3.000%, 01/15/29		500	460,532
HP, Inc.
	2.650%, 06/17/31		200	172,944
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Humana, Inc.
3.125%, 08/15/29		150	$138,838
Huntsman International LLC
2.950%, 06/15/31		1,000	840,146
Hyatt Hotels Corp.
4.375%, 09/15/28		1,000	979,797
Indiana Michigan Power Co.
6.050%, 03/15/37		500	534,181
Intel Corp.
4.600%, 03/25/40		800	738,418
5.625%, 02/10/43		700	713,609
International Business Machines Corp.
1.250%, 02/09/34	EUR	1,000	904,958
Interstate Power & Light Co.
5.700%, 10/15/33		1,595	1,655,547
Invitation Homes Operating Partnership LP
2.700%, 01/15/34		900	729,018
Jackson Financial, Inc.
3.125%, 11/23/31		1,000	859,152
Jacobs Engineering Group, Inc.
5.900%, 03/01/33		750	766,439
Jefferies Financial Group, Inc.
2.625%, 10/15/31		300	250,258
JPMorgan Chase & Co.
6.400%, 05/15/38		500	570,019
5.500%, 10/15/40		500	517,746
5.400%, 01/06/42		500	513,378
Juniper Networks, Inc.
2.000%, 12/10/30		1,200	999,120
KB Home
4.000%, 06/15/31		1,500	1,353,226
Kemper Corp.
3.800%, 02/23/32		1,000	875,535
Kilroy Realty LP
2.500%, 11/15/32		1,600	1,235,160
Kimco Realty OP LLC
1.900%, 03/01/28		450	407,865
Kinder Morgan Energy Partners LP
6.950%, 01/15/38		100	111,643
Las Vegas Sands Corp.
3.900%, 08/08/29		1,000	924,398
Lazard Group LLC
4.500%, 09/19/28		500	490,818
Lennar Corp.
4.750%, 05/30/25		500	497,291
Lincoln National Corp.
# 3.400%, 01/15/31		700	633,635
Loews Corp.
4.125%, 05/15/43		495	421,885

DFA Global Core Plus Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
LYB International Finance III LLC
	3.375%, 10/01/40		500	$377,954
Marriott International, Inc.
	2.750%, 10/15/33		100	83,226
MetLife, Inc.
	5.700%, 06/15/35		750	792,711
MGM Resorts International
	4.625%, 09/01/26		350	343,155
Micron Technology, Inc.
	3.366%, 11/01/41		500	373,627
Molina Healthcare, Inc.
Ω	3.875%, 11/15/30		1,000	904,340
Ω	3.875%, 05/15/32		250	220,463
Morgan Stanley
	6.375%, 07/24/42		900	1,019,734
Motorola Solutions, Inc.
	2.300%, 11/15/30		200	172,248
Nasdaq, Inc.
	1.750%, 03/28/29	EUR	500	508,521
National Fuel Gas Co.
	2.950%, 03/01/31		1,000	859,885
Nestle Capital Corp.
	4.750%, 03/22/36	GBP	750	966,402
NewMarket Corp.
	2.700%, 03/18/31		1,000	854,581
NextEra Energy Operating Partners LP
Ω	4.500%, 09/15/27		300	287,264
NIKE, Inc.
	3.250%, 03/27/40		1,000	799,948
NOV, Inc.
	3.600%, 12/01/29		400	375,380
OneMain Finance Corp.
	7.125%, 03/15/26		450	457,701
ONEOK, Inc.
	6.350%, 01/15/31		300	318,594
Oracle Corp.
	6.125%, 07/08/39		600	636,302
	3.600%, 04/01/40		875	692,425
Ovintiv, Inc.
	8.125%, 09/15/30		400	457,942
Owens Corning
Ω	3.500%, 02/15/30		1,500	1,392,602
Paramount Global
#	4.950%, 01/15/31		200	181,638
Philip Morris International, Inc.
	0.800%, 08/01/31	EUR	800	721,191
	4.375%, 11/15/41		100	86,881
Piedmont Operating Partnership LP
	3.150%, 08/15/30		1,000	826,640
Plains All American Pipeline LP/PAA Finance Corp.
	3.550%, 12/15/29		200	186,660
	3.800%, 09/15/30		50	46,787
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	6.700%, 05/15/36		200	$215,393
	6.650%, 01/15/37		500	541,407
	Primerica, Inc.
	2.800%, 11/19/31		1,000	856,976
Principal Financial Group, Inc.
	3.700%, 05/15/29		177	168,887
	6.050%, 10/15/36		147	158,155
	Progress Energy, Inc.
	7.000%, 10/30/31		290	323,275
	Prologis Euro Finance LLC
	0.500%, 02/16/32	EUR	2,100	1,822,375
Public Storage Operating Co.
	0.500%, 09/09/30	EUR	1,000	910,467
	0.875%, 01/24/32	EUR	200	181,289
	Realty Income Corp.
	4.000%, 07/15/29		203	196,284
	Reinsurance Group of America, Inc.
	3.150%, 06/15/30		258	235,134
	Ross Stores, Inc.
	1.875%, 04/15/31		99	82,671
	Royalty Pharma PLC
	2.200%, 09/02/30		150	128,152
	RTX Corp.
	4.500%, 06/01/42		500	444,837
Sabra Health Care LP
	3.900%, 10/15/29		500	462,545
	3.200%, 12/01/31		900	768,263
Seagate HDD Cayman
	4.091%, 06/01/29		400	376,463
	4.125%, 01/15/31		500	453,327
	Sensata Technologies, Inc.
Ω	4.375%, 02/15/30		850	789,820
	Shell International Finance BV
	4.550%, 08/12/43		2,500	2,292,750
	Simon Property Group LP
	2.450%, 09/13/29		500	448,924
	Steelcase, Inc.
	5.125%, 01/18/29		700	675,340
	Store Capital LLC
	4.625%, 03/15/29		900	869,837
	Tapestry, Inc.
	3.050%, 03/15/32		300	249,126
	Taylor Morrison Communities, Inc.
Ω	5.750%, 01/15/28		1,000	1,001,091
	Thermo Fisher Scientific, Inc.
	5.404%, 08/10/43		200	204,065
Toll Brothers Finance Corp.
	4.350%, 02/15/28		900	881,128
@	3.800%, 11/01/29		350	330,483
	Truist Financial Corp.
	1.950%, 06/05/30		200	170,295
	U.S. Cellular Corp.
	6.700%, 12/15/33		200	214,160

DFA Global Core Plus Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	UnitedHealth Group, Inc.
	3.500%, 08/15/39		600	$496,179
	Utah Acquisition Sub, Inc.
	3.125%, 11/22/28	EUR	550	586,079
Vontier Corp.
	2.400%, 04/01/28		400	361,324
	2.950%, 04/01/31		665	565,843
Walmart, Inc.
	5.250%, 09/28/35	GBP	1,580	2,149,272
	4.875%, 07/08/40		500	489,706
Walt Disney Co.
	6.400%, 12/15/35		700	784,785
	3.500%, 05/13/40		500	408,157
Wells Fargo & Co.
	0.625%, 08/14/30	EUR	278	255,878
	2.125%, 09/24/31	GBP	1,000	1,076,895
	Welltower OP LLC
	2.050%, 01/15/29		1,000	888,945
	Western Digital Corp.
	2.850%, 02/01/29		1,200	1,059,093
	Western Union Co.
	1.350%, 03/15/26		600	565,123
	Westlake Corp.
	1.625%, 07/17/29	EUR	500	493,531
	WPC Eurobond BV
	1.350%, 04/15/28	EUR	600	600,013
Yum! Brands, Inc.
Ω	4.750%, 01/15/30		200	192,737
	3.625%, 03/15/31		500	445,982
	TOTAL UNITED STATES			124,956,061
	TOTAL BONDS			235,238,451
U.S. TREASURY OBLIGATIONS — (5.8%)
	U.S. Treasury Inflation-Indexed Notes
	0.125%, 04/15/25		2,432	2,365,180
U.S. Treasury Notes
(r)	3M USTMMR + 0.170%, FRN, 5.383%, 10/31/25		2,700	2,701,442
			Face Amount^	Value†
			(000)

(r)	3M USTMMR + 0.245%, FRN, 5.458%, 01/31/26		5,200	$5,208,164
U.S. Treasury Notes, Floating Rate Note
(r)	3M USTMMR + 0.150%, FRN, 5.363%, 04/30/26		6,000	6,002,200
TOTAL U.S. TREASURY OBLIGATIONS				16,276,986
COMMERCIAL PAPER — (0.9%)
FRANCE — (0.5%)
Sanofi SA
Ω	5.514%, 08/28/24		1,400	1,394,218
GERMANY — (0.4%)
Erste Abwicklungsanstalt
Ω	5.468%, 08/05/24		1,100	1,099,188
TOTAL COMMERCIAL PAPER (Cost $2,493,720)				2,493,406
FOREIGN SOVEREIGN OBLIGATIONS — (0.3%)
UNITED KINGDOM — (0.3%)
U.K. Treasury Bills
∞	5.227%, 08/05/24	GBP	740	950,766
TOTAL INVESTMENT SECURITIES (Cost $296,890,271)				280,779,211

		Shares
SECURITIES LENDING COLLATERAL — (0.8%)
@§	The DFA Short Term Investment Fund	198,897	2,300,639
TOTAL INVESTMENTS — (100.0%)
(Cost $299,190,910)^^			$283,079,850
As of July 31, 2024, DFA Global Core Plus Real Return Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
GBP	1,910,527	USD	2,439,085	Citibank, N.A.	08/01/24	$16,994
GBP	8,549,555	USD	10,981,903	Royal Bank of Canada	08/01/24	8,979
JPY	2,119,146,800	USD	14,113,250	UBS AG	08/02/24	32,785
USD	10,954,788	EUR	10,098,952	Citibank, N.A.	08/09/24	21,704
USD	11,438,639	EUR	10,560,948	Citibank, N.A.	08/12/24	3,797

DFA Global Core Plus Real Return Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	7,468,872	AUD	11,087,828	Bank of New York Mellon	08/19/24	$214,757
USD	10,847,975	EUR	9,950,241	State Street Bank and Trust	08/23/24	68,834
USD	6,878,590	AUD	10,412,865	State Street Bank and Trust	08/26/24	64,792
USD	776,517	SEK	8,151,102	Citibank, N.A.	09/10/24	13,873
USD	5,049,402	CAD	6,896,407	Royal Bank of Canada	09/17/24	47,592
GBP	985,175	USD	1,249,492	Citibank, N.A.	09/20/24	17,552
Total Appreciation						$511,659
USD	11,142,518	GBP	8,902,889	Morgan Stanley and Co. International	08/01/24	$(302,593)
USD	1,954,842	GBP	1,557,193	UBS AG	08/01/24	(47,007)
USD	13,214,516	JPY	2,119,146,800	HSBC Bank	08/02/24	(931,519)
EUR	788,808	USD	859,176	Citibank, N.A.	08/08/24	(5,254)
USD	11,032,521	EUR	10,241,881	Royal Bank of Canada	08/08/24	(54,791)
USD	1,001,304	EUR	929,698	State Street Bank and Trust	08/08/24	(5,138)
EUR	250,761	USD	274,474	Citibank, N.A.	08/12/24	(2,963)
USD	7,463,123	JPY	1,181,880,899	Citibank, N.A.	08/14/24	(440,363)
USD	3,853,045	JPY	585,801,384	Citibank, N.A.	08/27/24	(71,898)
USD	11,135,447	GBP	8,666,848	Royal Bank of Canada	08/30/24	(9,259)
USD	14,326,314	JPY	2,142,248,039	UBS AG	08/30/24	(33,419)
USD	11,948,232	GBP	9,443,256	State Street Bank and Trust	09/20/24	(196,841)
Total (Depreciation)						$(2,101,045)
Total Appreciation (Depreciation)						$(1,589,386)
As of July 31, 2024, DFA Global Core Plus Real Return Portfolio had entered into the following outstanding Inflation Swaps:
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	2.657%	Fixed	CPI	Maturity	USD	11,000,000	01/20/32	—	—	$385,672	$385,672
Bank of America Corp.	2.546%	Fixed	CPI	Maturity	USD	40,000,000	04/29/31	—	—	3,419,694	3,419,694
Bank of America Corp.	2.533%	Fixed	CPI	Maturity	USD	3,000,000	05/03/36	—	—	245,662	245,662
Bank of America Corp.	2.445%	Fixed	CPI	Maturity	USD	6,000,000	02/06/36	—	—	28,588	28,588
Bank of America Corp.	2.388%	Fixed	CPI	Maturity	USD	8,000,000	01/02/31	—	—	31,001	31,001
Bank of America Corp.	2.355%	Fixed	CPI	Maturity	USD	8,000,000	01/18/28	—	—	90,062	90,062
Deutsche Bank AG	3.089%	Fixed	CPI	Maturity	USD	4,000,000	11/03/26	—	—	149,339	149,339
Deutsche Bank AG	2.833%	Fixed	CPI	Maturity	USD	15,000,000	07/12/28	—	—	31,458	31,458
Deutsche Bank AG	2.816%	Fixed	CPI	Maturity	USD	6,000,000	12/30/28	—	—	206,103	206,103
Deutsche Bank AG	2.678%	Fixed	CPI	Maturity	USD	7,000,000	08/03/28	—	—	459,178	459,178
Deutsche Bank AG	2.596%	Fixed	CPI	Maturity	USD	4,000,000	06/09/28	—	—	326,913	326,913
Deutsche Bank AG	2.550%	Fixed	CPI	Maturity	USD	7,000,000	08/23/28	—	—	485,077	485,077
Deutsche Bank AG	2.529%	Fixed	CPI	Maturity	USD	4,000,000	07/02/29	—	—	325,000	325,000
Deutsche Bank AG	2.515%	Fixed	CPI	Maturity	USD	4,000,000	06/09/36	—	—	319,570	319,570
Deutsche Bank AG	2.468%	Fixed	CPI	Maturity	USD	5,000,000	06/21/29	—	—	440,145	440,145

DFA Global Core Plus Real Return Portfolio
CONTINUED
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Morgan Stanley and Co. International	2.504%	Fixed	CPI	Maturity	USD	7,000,000	07/18/30	—	—	$5,263	$5,263
Morgan Stanley and Co. International	2.385%	Fixed	CPI	Maturity	USD	10,000,000	03/21/30	—	—	114,705	114,705
Total Appreciation										$7,063,430	$7,063,430
Bank of America Corp.	3.090%	Fixed	CPI	Maturity	USD	10,000,000	03/22/32	—	—	(166,286)	(166,286)
Bank of America Corp.	2.643%	Fixed	CPI	Maturity	USD	13,000,000	12/02/32	—	—	(85,760)	(85,760)
Bank of America Corp.	2.604%	Fixed	CPI	Maturity	USD	8,000,000	05/07/34	—	—	(111,609)	(111,609)
Bank of America Corp.	2.536%	Fixed	CPI	Maturity	USD	8,000,000	11/20/33	—	—	(55,664)	(55,664)
Citibank, N.A.	2.455%	Fixed	CPI	Maturity	USD	12,000,000	07/12/27	—	—	(60,282)	(60,282)
Deutsche Bank AG, London Branch	2.588%	Fixed	CPI	Maturity	USD	5,000,000	04/19/31	—	—	(49,108)	(49,108)
Deutsche Bank AG, London Branch	2.551%	Fixed	CPI	Maturity	USD	4,000,000	07/12/36	—	—	(40,352)	(40,352)
Morgan Stanley and Co. International	2.815%	Fixed	CPI	Maturity	USD	10,000,000	08/01/29	—	—	(54,677)	(54,677)
Morgan Stanley and Co. International	2.672%	Fixed	CPI	Maturity	USD	11,000,000	10/26/35	—	—	(220,399)	(220,399)
Morgan Stanley and Co. International	2.665%	Fixed	CPI	Maturity	USD	8,000,000	11/08/35	—	—	(159,264)	(159,264)
Morgan Stanley and Co. International	2.605%	Fixed	CPI	Maturity	USD	9,000,000	10/17/30	—	—	(79,882)	(79,882)
Morgan Stanley and Co. International	2.474%	Fixed	CPI	Maturity	USD	8,000,000	12/18/33	—	—	(10,437)	(10,437)
Total (Depreciation)										$(1,093,720)	$(1,093,720)
Total Appreciation (Depreciation)										$5,969,710	$5,969,710
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$25,819,602	—	$25,819,602
Bonds
Australia	—	18,448,997	—	18,448,997
Belgium	—	905,833	—	905,833
Canada	—	10,687,408	—	10,687,408
Denmark	—	684,976	—	684,976
France	—	12,582,031	—	12,582,031
Germany	—	9,313,613	—	9,313,613
Hong Kong	—	906,110	—	906,110
Italy	—	3,430,867	—	3,430,867
Japan	—	30,317,383	—	30,317,383

DFA Global Core Plus Real Return Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Luxembourg	—	$912,177	—	$912,177
Netherlands	—	1,006,748	—	1,006,748
Norway	—	1,638,773	—	1,638,773
Spain	—	921,459	—	921,459
Supranational Organization Obligations	—	3,932,478	—	3,932,478
Sweden	—	1,081,329	—	1,081,329
Switzerland	—	2,769,989	—	2,769,989
United Kingdom	—	10,742,219	—	10,742,219
United States	—	124,956,061	—	124,956,061
U.S. Treasury Obligations	—	16,276,986	—	16,276,986
Commercial Paper	—	2,493,406	—	2,493,406
Foreign Sovereign Obligations	—	950,766	—	950,766
Securities Lending Collateral	—	2,300,639	—	2,300,639
Total Investments in Securities	—	$283,079,850	—	$283,079,850
Financial Instruments
Assets
Forward Currency Contracts**	—	511,659	—	511,659
Swap Agreements**	—	7,063,430	—	7,063,430
Liabilities
Forward Currency Contracts**	—	(2,101,045)	—	(2,101,045)
Swap Agreements**	—	(1,093,720)	—	(1,093,720)
Total Financial Instruments	—	$4,380,324	—	$4,380,324
** Valued at the unrealized appreciation/(depreciation) on the investment.

Emerging Markets ex China Core Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)
		Shares	Value»
COMMON STOCKS — (98.5%)
BRAZIL — (4.2%)
	AES Brasil Energia SA	45,006	$89,835
*	Allianca Saude e Participacoes SA	5,000	9,936
	Allied Tecnologia SA	8,800	12,213
	Allos SA	58,384	225,438
*	Allpark Empreendimentos Participacoes e Servicos SA	3,800	2,378
	Alupar Investimento SA	31,176	169,766
	Ambev SA (ABEV US), ADR	104,905	216,104
*	Anima Holding SA	108,400	68,994
	Arezzo Industria e Comercio SA	11,443	98,424
	Armac Locacao Logistica E Servicos SA	10,500	16,281
*	Atacadao SA	92,200	150,946
	Auren Energia SA	67,287	141,327
	B3 SA - Brasil Bolsa Balcao	250,800	481,101
	Banco Bradesco SA (BBDC3 BZ)	84,330	167,433
	Banco BTG Pactual SA	38,069	219,483
	Banco do Brasil SA	242,774	1,139,583
	Banco Santander Brasil SA	23,400	118,528
	BB Seguridade Participacoes SA	85,873	533,959
	Bemobi Mobile Tech SA	17,969	45,938
*	Blau Farmaceutica SA	12,000	21,980
	Boa Safra Sementes SA	15,364	40,718
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	14,400	67,084
*	BRF SA	111,609	415,563
	Brisanet Participacoes SA	52,808	38,092
*	C&A Modas SA	59,600	88,934
	Caixa Seguridade Participacoes SA	25,231	64,325
	Camil Alimentos SA	32,300	50,367
	CCR SA	160,919	352,214
	Centrais Eletricas Brasileiras SA	85,089	595,276
*	Cia Brasileira de Aluminio	46,442	43,600
*	Cia Brasileira de Distribuicao	61,773	28,942
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBS US), ADR	1,488	23,257
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBSP3 BZ)	28,000	436,820
	Cia de Saneamento de Minas Gerais Copasa MG	37,500	145,660
	Cia De Sanena Do Parana (SAPR11 BZ)	64,800	312,993
	Cia De Sanena Do Parana (SAPR3 BZ)	37,900	34,106
	Cia Energetica de Minas Gerais (CMIG3 BZ)	44,113	98,191
	Cia Paranaense de Energia - Copel (CPLE3 BZ)	91,029	144,522
	Cia Siderurgica Nacional SA (CSNA3 BZ)	283,720	594,913
	Cia Siderurgica Nacional SA (SID US), Sponsored ADR	28,507	59,865
*	Clear Sale SA	8,825	12,934
	CM Hospitalar SA	20,100	8,102
*	Cogna Educacao SA	549,858	147,766
*	Construtora Tenda SA	37,336	86,274
	Cosan SA	135,939	321,332
	CPFL Energia SA	19,700	113,126
	Cruzeiro do Sul Educacional SA	66,400	46,840
	CSU Digital SA	7,400	25,434
	Cury Construtora e Incorporadora SA	27,700	108,721
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	83,000	286,002
Ω	Desktop SA	33,500	96,482
	Dexco SA	147,031	190,023
*	Diagnosticos da America SA	39,079	19,000

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Dimed SA Distribuidora da Medicamentos	26,200	$47,201
	Direcional Engenharia SA	17,967	88,308
	EcoRodovias Infraestrutura e Logistica SA	60,100	75,336
	Eletromidia SA	6,400	19,892
*	Embraer SA (EMBR3 BZ)	160,300	1,241,612
*	Embraer SA (ERJ US), Sponsored ADR	3,900	121,134
	Empreendimentos Pague Menos SA	79,446	35,817
*	Enauta Participacoes SA	37,394	143,067
	Energisa SA	53,891	418,559
*	Eneva SA	122,059	272,554
	Engie Brasil Energia SA	27,300	213,481
	Equatorial Energia SA	125,966	726,913
	Eternit SA	16,800	17,198
	Even Construtora e Incorporadora SA	35,200	39,145
	Ez Tec Empreendimentos e Participacoes SA	40,600	94,678
	Fleury SA	63,697	170,724
	Fras-Le SA	14,100	47,514
*	Gafisa SA	15,000	8,460
	Gerdau SA, Sponsored ADR	190,309	616,601
Ω	GPS Participacoes e Empreendimentos SA	50,952	156,744
	Grendene SA	62,656	65,136
*	Grupo Casas Bahia SA	17,290	13,664
*	Grupo De Moda Soma SA	147,579	154,985
	Grupo Mateus SA	80,394	95,089
	Grupo SBF SA	36,300	97,037
	Guararapes Confeccoes SA	24,500	29,671
*Ω	Hapvida Participacoes e Investimentos SA	715,614	514,935
*	Hidrovias do Brasil SA	134,853	83,923
	Hospital Mater Dei SA	8,501	7,034
	Hypera SA	54,300	276,485
*	Infracommerce CXAAS SA	101,625	6,109
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	15,515	57,741
*	International Meal Co. Alimentacao SA, Class A	38,000	10,615
	Iochpe Maxion SA	40,900	90,316
	Irani Papel e Embalagem SA	36,400	54,315
*	IRB-Brasil Resseguros SA	24,058	124,666
	Itau Unibanco Holding SA	24,400	125,620
	Jalles Machado SA	50,249	62,188
	JBS SA	69,294	413,107
	JHSF Participacoes SA	116,000	83,675
	JSL SA	19,800	33,081
	Kepler Weber SA	25,500	47,699
	Klabin SA	199,119	777,656
	Lavvi Empreendimentos Imobiliarios SA	30,822	48,553
	Localiza Rent a Car SA	29,996	232,442
	LOG Commercial Properties e Participacoes SA	11,400	43,817
*	Log-in Logistica Intermodal SA	5,900	39,033
	Lojas Quero-Quero SA	78,658	54,375
	Lojas Renner SA	273,067	640,165
*Ω	LWSA SA	113,927	88,625
	M Dias Branco SA	16,221	77,260
*	Magazine Luiza SA	46,122	90,269
	Marcopolo SA	38,880	32,376
*	Marfrig Global Foods SA	83,365	166,696
	Melnick Even Desenvolvimento Imobiliario SA	10,200	6,222
	Mills Locacao Servicos e Logistica SA	30,045	59,015
	Minerva SA	53,700	59,718
*	Moura Dubeux Engenharia SA	21,806	54,282
*	Movida Participacoes SA	69,509	80,248

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
*	MPM Corporeos SA	44,400	$7,771
*	MRV Engenharia e Participacoes SA	118,876	141,445
*	Multilaser Industrial SA	89,400	30,821
	Multiplan Empreendimentos Imobiliarios SA	38,575	163,407
	Natura & Co. Holding SA	131,682	347,588
	Neoenergia SA	34,607	110,867
*	Oceanpact Servicos Maritimos SA	30,900	35,838
	Odontoprev SA	70,420	140,936
*	Oncoclinicas do Brasil Servicos Medicos SA	32,229	35,784
*	Orizon Valorizacao de Residuos SA	7,956	60,090
	Pet Center Comercio e Participacoes SA	58,396	36,135
	Petroleo Brasileiro SA (PBR US), Sponsored ADR	68,868	982,746
	Petroleo Brasileiro SA (PBRA US), Sponsored ADR	100,493	1,322,488
	Petroleo Brasileiro SA (PETR3 BZ)	581,302	4,172,602
	Petroreconcavo SA	55,239	201,769
	Plano & Plano Desenvolvimento Imobiliario SA	21,900	47,005
	Porto Seguro SA	56,900	307,831
	Positivo Tecnologia SA	23,400	27,967
	Priner Servicos Industriais SA	9,000	16,389
	PRIO SA	99,215	842,849
	Raia Drogasil SA	157,961	770,793
Ω	Rede D'Or Sao Luiz SA	18,017	87,884
	Romi SA	13,303	24,813
	Rumo SA	45,189	176,964
	Santos Brasil Participacoes SA	94,349	218,685
	Sao Martinho SA	62,000	318,542
#*	Sendas Distribuidora SA (ASAI US), ADR	26,062	226,479
*	Sendas Distribuidora SA (ASAI3 BZ)	174,439	302,855
*Ω	Ser Educacional SA	28,000	25,940
*	Serena Energia SA	63,602	97,156
*	Simpar SA	119,500	133,737
	SLC Agricola SA	57,282	181,888
	Smartfit Escola de Ginastica e Danca SA	44,334	166,170
	Suzano SA (SUZB3 BZ)	130,192	1,239,737
*	SYN prop e tech SA	15,700	28,229
	Tegma Gestao Logistica SA	9,000	38,539
	Telefonica Brasil SA (VIV US), ADR	13,442	115,467
	Telefonica Brasil SA (VIVT3 BZ)	15,663	134,334
	TIM SA	149,448	462,124
	Transmissora Alianca de Energia Eletrica SA	68,000	406,234
	Tres Tentos Agroindustrial SA	34,330	64,822
	Trisul SA	19,800	16,978
	Tupy SA	29,100	127,078
	Ultrapar Participacoes SA (UGPA3 BZ)	116,726	458,348
	Unifique Telecomunicacoes SA	34,400	20,678
	Unipar Carbocloro SA	5,775	52,072
	Usinas Siderurgicas de Minas Gerais SA Usiminas	25,300	27,017
	Vale SA (VALE US), Sponsored ADR	475,821	5,162,658
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	26,500	80,397
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	66,629	101,661
	Veste SA Estilo	8,910	21,550
	Vibra Energia SA	209,889	859,424
	Vittia Fertilizantes E Biologicos SA	7,585	8,180
	Vivara Participacoes SA	13,400	56,977
	Vulcabras SA	35,664	97,607
	WEG SA	77,600	695,034
	Wilson Sons SA	40,000	111,312
	Wiz Co.	25,600	27,564

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	YDUQS Participacoes SA	88,284	$170,757
*	Zamp SA	94,497	55,467
TOTAL BRAZIL			40,984,385
CHILE — (0.6%)
	Aguas Andinas SA, Class A	541,238	160,841
	Banco de Chile (BCH US), ADR	13,493	322,753
	Banco de Chile (CHILE CI)	635,643	75,727
	Banco de Credito e Inversiones SA	8,957	261,918
	Banco Santander Chile (BSAC US), ADR	2,056	41,284
	Banco Santander Chile (BSAN CI)	3,095,430	154,135
	Besalco SA	1,195	717
*	CAP SA	22,058	124,356
	Cencosud SA	219,559	405,842
	Cencosud Shopping SA	64,596	100,885
	Cia Cervecerias Unidas SA (CCU CI)	17,761	98,076
#	Cia Cervecerias Unidas SA (CCU US), Sponsored ADR	9,011	98,941
	Cia Sud Americana de Vapores SA	1,987,386	136,582
*	Clinica Las Condes SA	383	5,490
	Colbun SA	1,316,575	171,233
	Embotelladora Andina SA, ADR, Class B	11,907	227,781
	Empresa Nacional de Telecomunicaciones SA	63,477	178,501
	Empresas CMPC SA	200,053	347,484
	Empresas Copec SA	28,882	201,158
	Enel Americas SA (ENELAM CI)	1,502,917	140,657
	Enel Chile SA (ENELCHIL CI)	3,231,807	184,601
	Enel Chile SA (ENIC US), ADR	4,326	12,199
*	Engie Energia Chile SA	98,192	89,239
*	Falabella SA	51,618	170,987
	Forus SA	8,390	17,459
	Grupo Security SA	419,258	118,396
	Instituto de Diagnostico SA	5,352	8,480
	Inversiones Aguas Metropolitanas SA	126,993	92,770
	Inversiones La Construccion SA	9,209	72,254
	Multiexport Foods SA	50,860	11,399
	Parque Arauco SA	109,376	174,189
	Plaza SA	54,311	84,187
*	Ripley Corp. SA	271,846	78,217
	Salfacorp SA	177,732	105,295
	Sigdo Koppers SA	25,113	30,780
	SMU SA	1,153,002	190,968
	Sociedad Matriz SAAM SA	1,011,061	113,378
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	10,663	405,834
	SONDA SA	206,223	87,142
	Vina Concha y Toro SA	129,359	162,201
TOTAL CHILE			5,464,336
COLOMBIA — (0.1%)
	Almacenes Exito SA, BDR	33,508	70,912
	BAC Holding International Corp.	65,347	4,630
	Banco de Bogota SA	3,750	23,161
	Bancolombia SA (BCOLO CB)	22,074	198,998
	Bancolombia SA (CIB US), Sponsored ADR	9,222	307,277
	Celsia SA ESP	42,996	42,030
	Cementos Argos SA	60,623	124,957
	Corp. Financiera Colombiana SA	39,993	130,315
	Ecopetrol SA	19,825	10,644
	Grupo Argos SA	34,115	139,626

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
COLOMBIA — (Continued)
	Grupo Energia Bogota SA ESP	112,084	$68,064
	Interconexion Electrica SA ESP	44,858	193,783
	Mineros SA	59,641	50,646
TOTAL COLOMBIA			1,365,043
CZECH REPUBLIC — (0.1%)
	CEZ AS	15,154	583,521
	Komercni Banka AS	7,643	264,051
Ω	Moneta Money Bank AS	45,673	209,157
	Philip Morris CR AS	55	35,964
TOTAL CZECH REPUBLIC			1,092,693
EGYPT — (0.0%)
	Commercial International Bank - Egypt (CIB) (CBKD LI), GDR	112,316	185,706
	Commercial International Bank - Egypt (CIB) (CMGGF US), GDR	131,836	217,265
TOTAL EGYPT			402,971
GREECE — (0.6%)
	Aegean Airlines SA	11,662	145,185
	Alpha Services & Holdings SA	295,861	545,890
	Athens Water Supply & Sewage Co. SA	5,637	35,438
	Autohellas Tourist & Trading SA	5,291	67,903
	Bank of Greece	4,230	63,743
	Ellaktor SA	24,740	52,428
	ElvalHalcor SA	14,320	29,301
	Epsilon Net SA	4,106	53,325
	Eurobank Ergasias Services & Holdings SA, Class A	231,409	530,220
	Fourlis Holdings SA	9,989	42,508
	GEK Terna SA	16,475	319,213
	Hellenic Exchanges - Athens Stock Exchange SA	8,015	41,628
	Hellenic Telecommunications Organization SA	14,362	235,964
	Helleniq Energy Holdings SA	26,332	210,907
	Holding Co. ADMIE IPTO SA	13,658	33,347
	Ideal Holdings SA	5,859	37,339
	Intracom Holdings SA	18,521	66,758
*	Intrakat Technical & Energy Projects SA	4,919	26,545
	Jumbo SA	13,646	365,692
	Kri-Kri Milk Industry SA	1,320	16,490
*	LAMDA Development SA	16,955	139,678
	Metlen Energy & Metals SA	9,896	391,085
	Motor Oil Hellas Corinth Refineries SA	18,732	477,475
	National Bank of Greece SA	60,448	530,631
	OPAP SA	15,228	265,560
	Piraeus Financial Holdings SA	56,799	239,973
	Piraeus Port Authority SA	1,874	52,686
	Public Power Corp. SA	17,612	224,365
	Quest Holdings SA	6,828	39,743
	Sarantis SA	3,315	39,393
	Terna Energy SA	4,100	85,368
	Thrace Plastics Holding & Co.	6,640	29,762
	Titan Cement International SA (TITC BB)	9,452	335,395
	Titan Cement International SA (TITC GA)	818	29,117
TOTAL GREECE			5,800,055
HUNGARY — (0.3%)
*	4iG Nyrt	8,332	18,050
	Magyar Telekom Telecommunications PLC	74,252	222,383

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
HUNGARY — (Continued)
	MOL Hungarian Oil & Gas PLC	79,390	$618,687
	Opus Global Nyrt	44,295	53,172
	OTP Bank Nyrt	26,970	1,382,524
	Richter Gedeon Nyrt	6,548	186,699
TOTAL HUNGARY			2,481,515
INDIA — (28.4%)
	360 ONE WAM Ltd.	35,967	488,153
*	3i Infotech Ltd.	54,738	24,286
	3M India Ltd.	519	243,963
	63 Moons Technologies Ltd.	5,294	24,895
	Aarti Drugs Ltd.	10,788	65,834
	Aarti Industries Ltd.	48,748	436,957
	Aarti Pharmalabs Ltd.	5,214	39,513
*	Aavas Financiers Ltd.	13,181	264,484
	ABB India Ltd.	3,608	341,270
	ACC Ltd.	10,541	326,834
	Accelya Solutions India Ltd.	541	11,709
	Action Construction Equipment Ltd.	8,159	135,881
*	Adani Energy Solutions Ltd.	19,496	264,599
	Adani Enterprises Ltd.	7,902	299,754
*	Adani Green Energy Ltd.	21,670	478,842
	Adani Ports & Special Economic Zone Ltd.	68,732	1,295,091
*	Adani Power Ltd.	109,909	944,094
	Adani Total Gas Ltd.	13,372	143,103
*	Adani Wilmar Ltd.	5,388	22,390
	ADF Foods Ltd.	6,180	17,369
*	Aditya Birla Capital Ltd.	100,767	273,697
*	Aditya Birla Fashion & Retail Ltd.	61,435	253,039
	Advanced Enzyme Technologies Ltd.	17,887	89,588
	Aegis Logistics Ltd.	32,238	322,071
*	Aether Industries Ltd.	2,265	24,318
*	Affle India Ltd.	1,032	18,617
	AGI Greenpac Ltd.	6,740	64,637
	Ahluwalia Contracts India Ltd.	6,652	112,921
	AIA Engineering Ltd.	9,033	502,870
	Ajanta Pharma Ltd.	13,477	433,201
	Ajmera Realty & Infra India Ltd.	1,461	13,131
	Akzo Nobel India Ltd.	2,025	72,111
	Alembic Ltd.	24,525	41,873
	Alembic Pharmaceuticals Ltd.	15,028	212,653
	Alkem Laboratories Ltd.	5,145	327,187
	Alkyl Amines Chemicals	2,923	74,032
*	Allcargo Gati Ltd.	4,856	5,813
*	Allcargo Logistics Ltd.	68,004	53,094
	Allcargo Terminals Ltd.	17,001	10,602
*	Alok Industries Ltd.	114,974	37,151
	Amara Raja Energy & Mobility Ltd.	39,141	762,207
*	Amber Enterprises India Ltd.	4,137	214,349
	Ambika Cotton Mills Ltd.	566	14,522
	Ambuja Cements Ltd.	42,447	345,939
	Amrutanjan Health Care Ltd.	1,487	13,415
	Anant Raj Ltd.	32,411	215,539
	Andhra Paper Ltd.	3,141	21,647
	Andhra Sugars Ltd.	11,068	15,676
	Angel One Ltd.	11,190	290,536
*Ω	Antony Waste Handling Cell Ltd.	3,440	33,467
	Anup Engineering Ltd.	3,082	66,512
	Apar Industries Ltd.	4,042	448,034

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Apcotex Industries Ltd.	4,995	$27,691
	APL Apollo Tubes Ltd.	27,500	491,041
	Apollo Hospitals Enterprise Ltd.	11,443	903,634
	Apollo Pipes Ltd.	1,408	10,757
	Apollo Tyres Ltd.	127,214	847,208
	Aptech Ltd.	8,574	24,435
*	Arman Financial Services Ltd.	970	21,796
	Arvind Fashions Ltd.	17,528	108,083
	Arvind Ltd.	52,540	236,537
	Arvind SmartSpaces Ltd.	2,067	18,801
	Asahi India Glass Ltd.	20,819	167,942
*	Ashapura Minechem Ltd.	12,090	53,512
	Ashiana Housing Ltd.	7,977	37,899
	Ashok Leyland Ltd.	341,097	1,049,399
*	Ashoka Buildcon Ltd.	56,560	173,309
*	Asian Granito India Ltd.	16,678	16,827
	Asian Paints Ltd.	41,185	1,521,453
	Astec Lifesciences Ltd.	994	14,465
Ω	Aster DM Healthcare Ltd.	34,773	144,430
	Astra Microwave Products Ltd.	7,818	83,603
	Astral Ltd.	10,503	275,618
	AstraZeneca Pharma India Ltd.	1,007	84,493
*	Atul Auto Ltd.	1,683	14,585
	Atul Ltd.	2,510	239,254
Ω	AU Small Finance Bank Ltd.	38,297	296,003
	AurionPro Solutions Ltd.	3,178	61,356
	Aurobindo Pharma Ltd.	44,239	755,365
	Automotive Axles Ltd.	895	22,279
	Avadh Sugar & Energy Ltd.	5,515	42,399
	Avanti Feeds Ltd.	18,367	149,819
*Ω	Avenue Supermarts Ltd.	6,553	388,046
	Axis Bank Ltd. (AXSB IN)	355,229	4,969,535
*	AXISCADES Technologies Ltd.	1,290	8,742
	Bajaj Auto Ltd.	6,960	805,440
	Bajaj Consumer Care Ltd.	34,156	108,400
	Bajaj Finance Ltd.	23,221	1,892,900
	Bajaj Finserv Ltd.	52,517	1,037,268
*	Bajaj Hindusthan Sugar Ltd.	244,013	129,635
	Bajaj Holdings & Investment Ltd.	2,832	326,832
	Balaji Amines Ltd.	2,625	78,491
	Balkrishna Industries Ltd.	10,174	403,061
	Balmer Lawrie & Co. Ltd.	21,317	74,939
	Balrampur Chini Mills Ltd.	52,100	301,733
	Banco Products India Ltd.	8,436	76,884
Ω	Bandhan Bank Ltd.	206,965	539,280
	Bank of Baroda	146,774	447,042
	Bank of India	114,146	171,991
	Bank of Maharashtra	216,966	174,089
	Bannari Amman Sugars Ltd.	618	23,671
	BASF India Ltd.	2,627	195,965
	Bata India Ltd.	13,043	248,857
	Bayer CropScience Ltd.	3,327	275,998
	BCL Industries Ltd.	14,490	10,845
	BEML Ltd.	4,046	221,115
	Berger Paints India Ltd.	45,824	304,582
*	BF Utilities Ltd.	3,743	36,218
	Bhansali Engineering Polymers Ltd.	32,238	58,118
	Bharat Bijlee Ltd.	1,894	113,832
	Bharat Dynamics Ltd.	13,846	242,189

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Bharat Electronics Ltd.	372,598	$1,410,984
	Bharat Forge Ltd.	39,686	822,679
	Bharat Heavy Electricals Ltd.	172,550	652,255
	Bharat Petroleum Corp. Ltd.	143,598	603,953
	Bharat Rasayan Ltd.	202	27,319
*	Bharat Wire Ropes Ltd.	8,821	27,767
	Bharti Airtel Ltd.	321,301	5,745,274
	Biocon Ltd.	36,807	159,338
	Birla Corp. Ltd.	9,164	168,722
	Birlasoft Ltd.	40,721	329,715
*	BL Kashyap & Sons Ltd.	22,188	28,333
*	Black Box Ltd.	7,577	46,544
	Bliss Gvs Pharma Ltd.	7,243	10,517
	BLS International Services Ltd.	24,853	106,635
	Blue Dart Express Ltd.	1,587	155,038
	Blue Star Ltd.	19,755	408,870
	Bombay Burmah Trading Co.	8,525	232,198
*	Borosil Ltd.	2,575	11,719
*	Borosil Renewables Ltd.	3,713	24,761
*††	Borosil Scientific Ltd.	1,931	4,428
	Bosch Ltd.	459	190,988
	Brigade Enterprises Ltd.	10,430	157,172
*	Brightcom Group Ltd.	479,160	41,376
*	Britannia Industries Ltd.	12,424	861,394
	BSE Ltd.	9,344	286,920
*	Camlin Fine Sciences Ltd.	20,902	30,407
	Can Fin Homes Ltd.	25,366	257,319
	Canara Bank	308,135	423,101
*	Capacit'e Infraprojects Ltd.	14,881	57,971
	Caplin Point Laboratories Ltd.	6,572	123,946
	Carborundum Universal Ltd.	18,343	379,945
	Care Ratings Ltd.	6,032	71,299
*	Cartrade Tech Ltd.	7,398	77,363
	Carysil Ltd.	4,697	43,853
	Castrol India Ltd.	116,644	366,685
	CCL Products India Ltd.	24,076	193,393
	CE Info Systems Ltd.	2,269	64,669
	Ceat Ltd.	8,863	286,765
	Central Depository Services India Ltd.	13,086	394,480
	Centum Electronics Ltd.	528	10,873
	Century Enka Ltd.	2,562	17,704
	Century Plyboards India Ltd.	16,941	143,591
	Century Textiles & Industries Ltd.	10,720	300,835
	Cera Sanitaryware Ltd.	1,445	154,875
	CESC Ltd.	121,547	251,471
	CG Power & Industrial Solutions Ltd.	85,624	758,036
*	Chalet Hotels Ltd.	10,352	104,595
	Chambal Fertilisers & Chemicals Ltd.	54,668	339,214
	Chennai Petroleum Corp. Ltd.	10,451	124,539
*	Choice International Ltd.	8,617	41,149
	Cholamandalam Financial Holdings Ltd.	30,822	559,875
	Cholamandalam Investment & Finance Co. Ltd.	66,708	1,131,787
	CIE Automotive India Ltd.	47,423	333,801
	Cigniti Technologies Ltd.	6,835	111,551
	Cipla Ltd.	51,618	953,611
	City Union Bank Ltd.	109,495	225,799
	CMS Info Systems Ltd.	29,924	205,519
	Coal India Ltd.	110,711	692,817
Ω	Cochin Shipyard Ltd.	17,435	549,350

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*Ω	Coffee Day Enterprises Ltd.	64,838	$40,659
	Coforge Ltd.	14,957	1,130,771
	Colgate-Palmolive India Ltd.	20,984	855,209
	Computer Age Management Services Ltd.	11,382	613,202
	Confidence Petroleum India Ltd.	31,312	33,247
	Container Corp. of India Ltd.	28,378	353,207
	Coromandel International Ltd.	36,000	718,888
	Cosmo First Ltd.	3,474	39,071
	CreditAccess Grameen Ltd.	23,742	379,114
	CRISIL Ltd.	3,877	203,761
	Crompton Greaves Consumer Electricals Ltd.	136,720	734,515
*	CSB Bank Ltd.	20,769	81,915
	Cummins India Ltd.	11,614	536,145
	Cupid Ltd.	38,721	42,973
	Cyient Ltd.	16,631	349,512
	Dabur India Ltd.	63,534	483,836
	Dalmia Bharat Ltd.	15,068	334,529
	Dalmia Bharat Sugar & Industries Ltd.	2,751	13,475
	Datamatics Global Services Ltd.	6,190	48,397
	DB Corp. Ltd.	15,891	66,952
	DCB Bank Ltd.	65,892	99,535
	DCM Shriram Industries Ltd.	10,756	28,469
	DCM Shriram Ltd.	9,594	121,144
	DCW Ltd.	52,366	44,278
	Deep Industries Ltd.	7,024	26,624
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	23,988	270,476
	Deepak Nitrite Ltd.	16,377	607,118
*	Delhivery Ltd.	54,247	262,954
	Delta Corp. Ltd.	30,113	49,011
*	DEN Networks Ltd.	40,999	28,268
*	Dhampur Sugar Mills Ltd.	7,837	20,767
*	Dhani Services Ltd.	66,583	43,968
*	Dhanlaxmi Bank Ltd.	50,426	26,970
	Dhanuka Agritech Ltd.	3,315	69,059
Ω	Dilip Buildcon Ltd.	13,638	84,668
*	Dish TV India Ltd.	358,515	69,670
*	Dishman Carbogen Amcis Ltd.	22,821	55,475
	Divi's Laboratories Ltd.	8,051	475,068
	Dixon Technologies India Ltd.	6,807	986,767
	DLF Ltd.	41,413	441,842
	Dollar Industries Ltd.	2,778	17,001
Ω	Dr Lal PathLabs Ltd.	8,319	308,644
	Dr Reddy's Laboratories Ltd. (DRRD IN)	7,288	588,972
	Dr Reddy's Laboratories Ltd. (RDY US), ADR	16,191	1,316,004
	Dreamfolks Services Ltd.	4,123	23,194
*	Dwarikesh Sugar Industries Ltd.	44,807	40,081
	Dynamatic Technologies Ltd.	811	68,995
	eClerx Services Ltd.	8,402	241,205
	Edelweiss Financial Services Ltd.	154,583	130,297
	Eicher Motors Ltd.	14,978	892,556
	EID Parry India Ltd.	35,112	344,298
	EIH Associated Hotels	2,493	28,162
	EIH Ltd.	35,396	186,319
	Eimco Elecon India Ltd.	585	22,599
	Elecon Engineering Co. Ltd.	21,384	160,581
	Electrosteel Castings Ltd.	97,469	252,227
	Elgi Equipments Ltd.	37,569	311,085
	Emami Ltd.	50,676	497,583
	eMudhra Ltd.	4,769	49,910

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
Ω	Endurance Technologies Ltd.	6,723	$208,542
	Engineers India Ltd.	70,927	223,021
	Epigral Ltd.	3,411	70,555
	EPL Ltd.	42,195	113,957
*	Equinox India Developments Ltd.	121,053	197,184
Ω	Equitas Small Finance Bank Ltd.	67,604	65,545
*Ω	Eris Lifesciences Ltd.	15,361	208,326
	ESAB India Ltd.	817	62,625
	Escorts Kubota Ltd.	8,151	407,980
*	Ethos Ltd.	693	26,378
	Eveready Industries India Ltd.	3,248	16,333
	Everest Kanto Cylinder Ltd.	5,871	11,971
	Excel Industries Ltd.	960	14,673
	Exide Industries Ltd.	110,992	696,186
	Expleo Solutions Ltd.	1,465	22,973
*	FDC Ltd.	14,480	88,324
	Federal Bank Ltd.	612,017	1,476,514
*	Federal-Mogul Goetze India Ltd.	2,297	12,246
	FIEM Industries Ltd.	3,733	60,577
	Filatex India Ltd.	49,369	36,613
	Fine Organic Industries Ltd.	2,794	185,466
	Fineotex Chemical Ltd.	10,922	50,304
*	Fino Payments Bank Ltd.	3,334	12,778
	Finolex Cables Ltd.	16,921	310,025
	Finolex Industries Ltd.	67,067	255,519
	Firstsource Solutions Ltd.	94,847	310,196
	Force Motors Ltd.	1,446	160,639
	Fortis Healthcare Ltd.	96,747	581,090
*	FSN E-Commerce Ventures Ltd.	29,058	67,219
*	Fusion Micro Finance Ltd.	13,603	70,623
	Gabriel India Ltd.	23,489	140,600
	GAIL India Ltd. (GAIL IN)	342,944	989,876
	Galaxy Surfactants Ltd.	3,415	121,444
*	Ganesh Benzoplast Ltd.	5,431	10,941
	Ganesh Housing Corp. Ltd.	2,924	32,669
	Ganesha Ecosphere Ltd.	3,099	58,892
	Garware Hi-Tech Films Ltd.	1,425	42,819
	Garware Technical Fibres Ltd.	2,012	92,657
	Gateway Distriparks Ltd.	114,270	150,490
*	GE T&D India Ltd.	6,995	134,368
*	Genesys International Corp. Ltd.	3,296	28,435
	Genus Power Infrastructures Ltd.	15,556	70,433
	Geojit Financial Services Ltd.	27,101	35,850
	GHCL Ltd.	25,195	171,262
	GHCL Textiles Ltd.	31,467	39,599
	GIC Housing Finance Ltd.	8,238	25,987
	Gillette India Ltd.	1,807	168,851
*Ω	Gland Pharma Ltd.	6,622	168,001
	GlaxoSmithKline Pharmaceuticals Ltd.	6,838	223,804
	Glenmark Pharmaceuticals Ltd.	44,003	774,520
*	Global Health Ltd.	8,709	129,755
	Globus Spirits Ltd.	4,412	51,291
	GMM Pfaudler Ltd.	8,255	142,822
*	GMR Airports Infrastructure Ltd.	296,263	360,943
	GNA Axles Ltd.	4,936	24,821
*	Go Fashion India Ltd.	2,306	31,794
	GOCL Corp. Ltd.	4,202	22,492
	Godawari Power & Ispat Ltd.	18,410	247,046
	Godfrey Phillips India Ltd.	4,149	209,335

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
Ω	Godrej Agrovet Ltd.	9,408	$95,637
	Godrej Consumer Products Ltd.	31,975	553,406
*	Godrej Industries Ltd.	15,411	167,288
*	Godrej Properties Ltd.	9,866	380,740
	Gokaldas Exports Ltd.	9,207	105,616
	Goldiam International Ltd.	5,450	12,294
	Goodluck India Ltd.	3,591	39,738
	Goodyear India Ltd.	1,541	22,570
	Granules India Ltd.	43,187	326,287
	Graphite India Ltd.	20,049	127,777
	Grasim Industries Ltd.	20,874	693,370
	Grauer & Weil India Ltd.	18,916	20,109
	Gravita India Ltd.	5,805	114,214
	Great Eastern Shipping Co. Ltd.	44,331	736,906
	Greaves Cotton Ltd.	25,792	54,380
	Greenlam Industries Ltd.	8,159	56,420
	Greenpanel Industries Ltd.	18,363	79,392
	Greenply Industries Ltd.	18,464	79,568
	Grindwell Norton Ltd.	7,747	238,804
	Gufic Biosciences Ltd.	3,909	16,740
	Gujarat Alkalies & Chemicals Ltd.	6,420	61,264
	Gujarat Ambuja Exports Ltd.	37,602	62,806
	Gujarat Fluorochemicals Ltd.	6,762	274,250
	Gujarat Gas Ltd.	23,518	190,707
	Gujarat Industries Power Co. Ltd.	12,026	35,049
	Gujarat Mineral Development Corp. Ltd.	29,266	140,366
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	24,830	211,415
	Gujarat Pipavav Port Ltd.	83,347	230,024
	Gujarat State Fertilizers & Chemicals Ltd.	73,233	215,603
	Gujarat State Petronet Ltd.	124,444	505,847
	Gulf Oil Lubricants India Ltd.	5,653	81,607
	Happiest Minds Technologies Ltd.	14,519	141,484
Ω	Harsha Engineers Ltd.	4,255	28,191
*	Hathway Cable & Datacom Ltd.	165,081	47,619
	Hatsun Agro Product Ltd.	12,536	184,146
	Havells India Ltd.	26,100	576,349
	HBL Power Systems Ltd.	30,843	229,942
	HCL Technologies Ltd.	149,970	2,947,805
Ω	HDFC Asset Management Co. Ltd.	14,878	732,102
	HDFC Bank Ltd.	388,723	7,522,011
Ω	HDFC Life Insurance Co. Ltd.	32,049	274,876
*	HealthCare Global Enterprises Ltd.	12,254	51,763
	HEG Ltd.	4,456	118,948
	HeidelbergCement India Ltd.	16,155	45,285
	Heritage Foods Ltd.	14,554	100,793
	Hero MotoCorp Ltd. (HMCL IN)	22,848	1,510,181
*	Heubach Colorants India Ltd.	936	5,496
	HFCL Ltd.	183,391	294,472
	HG Infra Engineering Ltd.	3,594	69,788
	Hikal Ltd.	13,768	59,487
	HIL Ltd.	1,452	52,183
	Himadri Speciality Chemical Ltd.	46,780	242,101
*	Himatsingka Seide Ltd.	7,918	14,399
	Hindalco Industries Ltd.	166,488	1,340,273
	Hinduja Global Solutions Ltd.	1,622	15,701
	Hindustan Aeronautics Ltd.	31,696	1,866,832
*	Hindustan Construction Co. Ltd.	224,275	149,977
	Hindustan Copper Ltd.	48,386	187,159
*	Hindustan Oil Exploration Co. Ltd.	19,694	63,844

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Hindustan Petroleum Corp. Ltd.	89,997	$424,437
	Hindustan Unilever Ltd.	33,334	1,078,975
	Hindware Home Innovation Ltd.	8,723	46,534
	Hitachi Energy India Ltd.	1,604	222,612
	HI-Tech Pipes Ltd.	13,663	25,207
	Hle Glascoat Ltd.	660	3,475
*	HLV Ltd.	62,159	16,460
Ω	Home First Finance Co. India Ltd.	9,629	120,047
	Honda India Power Products Ltd.	994	47,590
	HPL Electric & Power Ltd.	3,653	26,676
	Huhtamaki India Ltd.	6,976	32,124
	I G Petrochemicals Ltd.	1,965	14,628
	ICICI Bank Ltd. (IBN US), Sponsored ADR	172,320	5,016,235
	ICICI Bank Ltd. (ICICIBC IN)	325,556	4,750,143
Ω	ICICI Lombard General Insurance Co. Ltd.	23,358	564,679
Ω	ICICI Prudential Life Insurance Co. Ltd.	23,196	205,379
Ω	ICICI Securities Ltd.	13,101	121,192
	ICRA Ltd.	321	21,583
*	IDFC First Bank Ltd.	484,662	441,836
	IDFC Ltd.	393,058	530,126
*	IFB Industries Ltd.	1,544	32,707
	Igarashi Motors India Ltd.	1,653	12,151
	IIFL Finance Ltd.	85,420	452,910
	IIFL Securities Ltd.	54,047	139,636
*	Imagicaaworld Entertainment Ltd.	25,067	25,275
*	India Cements Ltd.	37,550	163,898
	India Glycols Ltd.	3,592	52,136
	Indian Bank	37,174	270,499
Ω	Indian Energy Exchange Ltd.	100,569	231,221
	Indian Hotels Co. Ltd.	97,323	747,954
	Indian Metals & Ferro Alloys Ltd.	6,582	58,559
	Indian Oil Corp. Ltd.	197,454	430,710
	Indian Railway Catering & Tourism Corp. Ltd.	33,639	398,718
Ω	Indian Railway Finance Corp. Ltd.	304,916	708,897
	Indigo Paints Ltd.	2,947	52,961
	Indo Count Industries Ltd.	26,854	127,747
	Indoco Remedies Ltd.	11,727	46,669
	Indraprastha Gas Ltd.	47,644	312,705
	Indraprastha Medical Corp. Ltd.	6,429	20,567
*	Indus Towers Ltd.	166,184	861,666
	IndusInd Bank Ltd.	43,879	750,098
	Infibeam Avenues Ltd.	303,903	114,478
	Info Edge India Ltd.	7,887	667,280
	Infosys Ltd. (INFO IN)	352,587	7,821,687
#	Infosys Ltd. (INFY US), Sponsored ADR	115,332	2,552,297
	Ingersoll Rand India Ltd.	1,618	85,793
*	Inox Wind Ltd.	66,984	147,101
	Insecticides India Ltd.	3,433	32,756
	Intellect Design Arena Ltd.	18,003	209,072
*Ω	InterGlobe Aviation Ltd.	14,672	784,767
	IOL Chemicals & Pharmaceuticals Ltd.	8,289	42,970
	ION Exchange India Ltd.	12,380	103,309
	Ipca Laboratories Ltd.	33,433	522,969
	IRB Infrastructure Developers Ltd.	235,651	187,461
Ω	IRCON International Ltd.	88,303	305,593
	ISGEC Heavy Engineering Ltd.	7,821	147,600
	ISMT Ltd.	10,715	17,300
	ITC Ltd.	421,862	2,501,838
	ITD Cementation India Ltd.	37,488	231,026

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	J Kumar Infraprojects Ltd.	11,772	$121,846
*	Jagran Prakashan Ltd.	13,332	16,130
	Jai Corp. Ltd.	16,511	75,277
*	Jaiprakash Associates Ltd.	258,353	26,055
*	Jaiprakash Power Ventures Ltd.	691,092	164,332
	Jammu & Kashmir Bank Ltd.	132,831	175,377
	Jamna Auto Industries Ltd.	75,595	131,901
	JB Chemicals & Pharmaceuticals Ltd.	18,696	429,558
	JBM Auto Ltd.	5,478	133,087
	Jindal Drilling & Industries Ltd.	1,939	16,011
	Jindal Saw Ltd.	49,170	378,129
	Jindal Stainless Ltd.	86,567	766,664
	Jindal Steel & Power Ltd.	73,130	866,659
*	Jio Financial Services Ltd.	233,606	919,051
*	JITF Infralogistics Ltd.	2,052	22,050
	JK Cement Ltd.	9,278	493,535
	JK Lakshmi Cement Ltd.	18,504	196,187
	JK Paper Ltd.	33,500	202,293
	JK Tyre & Industries Ltd.	49,724	264,591
	JM Financial Ltd.	112,696	141,235
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	701	17,001
	JSW Energy Ltd.	80,655	702,738
	JSW Steel Ltd.	86,862	970,369
	JTEKT India Ltd.	15,736	40,312
	Jubilant Foodworks Ltd.	69,221	495,364
	Jubilant Ingrevia Ltd.	19,378	141,282
	Jubilant Pharmova Ltd.	18,744	173,935
	Jupiter Wagons Ltd.	21,860	159,882
*	Just Dial Ltd.	7,225	109,694
	Jyothy Labs Ltd.	38,972	245,907
	Kajaria Ceramics Ltd.	24,361	432,140
	Kalpataru Projects International Ltd.	29,030	476,458
	Kalyani Steels Ltd.	7,935	84,665
	Kamdhenu Ltd.	3,380	20,504
	Kansai Nerolac Paints Ltd.	36,356	133,510
	Karnataka Bank Ltd.	73,287	208,310
	Karur Vysya Bank Ltd.	145,758	403,159
	Kaveri Seed Co. Ltd.	6,854	87,698
	KCP Ltd.	20,756	62,069
	KDDL Ltd.	1,077	45,118
	KEC International Ltd.	33,309	369,391
	KEI Industries Ltd.	11,987	623,021
*	Kellton Tech Solutions Ltd.	16,362	31,515
	Kennametal India Ltd.	1,194	48,303
*	Kesoram Industries Ltd.	7,281	19,014
	Kewal Kiran Clothing Ltd.	3,939	31,890
*	Kiri Industries Ltd.	7,934	33,511
	Kirloskar Brothers Ltd.	7,218	210,347
	Kirloskar Ferrous Industries Ltd.	13,536	121,791
	Kirloskar Industries Ltd.	211	15,348
	Kirloskar Oil Engines Ltd.	26,136	390,383
	Kirloskar Pneumatic Co. Ltd.	7,339	120,694
	Kitex Garments Ltd.	7,294	20,485
	KNR Constructions Ltd.	55,949	271,678
	Kolte-Patil Developers Ltd.	5,002	23,228
	Kopran Ltd.	4,253	13,554
	Kotak Mahindra Bank Ltd.	72,441	1,572,092
	Kovai Medical Center & Hospital	1,289	69,700
Ω	KPI Green Energy Ltd.	13,538	152,153

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	KPIT Technologies Ltd.	32,893	$728,547
	KPR Mill Ltd.	24,840	259,981
	KRBL Ltd.	14,165	54,235
*Ω	Krishna Institute of Medical Sciences Ltd.	9,765	251,282
	Krsnaa Diagnostics Ltd.	4,917	40,108
	KSB Ltd.	11,795	135,817
	L&T Finance Ltd.	179,519	387,566
Ω	L&T Technology Services Ltd.	4,974	311,229
	LA Opala RG Ltd.	15,749	60,853
	Lakshmi Machine Works Ltd.	769	143,301
	Larsen & Toubro Ltd.	56,039	2,559,154
Ω	Laurus Labs Ltd.	105,933	586,712
	Laxmi Organic Industries Ltd.	15,949	49,312
*Ω	Lemon Tree Hotels Ltd.	51,887	93,464
	LG Balakrishnan & Bros Ltd.	7,368	125,853
	LIC Housing Finance Ltd.	102,753	943,803
	Linde India Ltd.	1,562	152,893
	Lloyds Engineering Works Ltd.	100,362	103,382
*	Lloyds Metals & Energy Ltd.	11,328	98,844
	LT Foods Ltd.	50,932	178,018
Ω	LTIMindtree Ltd.	14,970	1,015,468
	Lumax Auto Technologies Ltd.	10,473	70,706
	Lumax Industries Ltd.	289	10,086
	Lupin Ltd.	41,391	946,249
	LUX Industries Ltd.	2,047	50,481
	Mahanagar Gas Ltd.	10,572	235,112
	Maharashtra Scooters Ltd.	629	69,931
	Maharashtra Seamless Ltd.	14,201	110,488
	Mahindra & Mahindra Financial Services Ltd.	147,712	535,554
	Mahindra & Mahindra Ltd.	122,888	4,279,553
*	Mahindra Holidays & Resorts India Ltd.	21,210	115,847
	Mahindra Lifespace Developers Ltd.	18,796	136,474
Ω	Mahindra Logistics Ltd.	11,392	70,139
	Maithan Alloys Ltd.	2,775	36,168
	Man Industries India Ltd.	7,228	40,591
	Man Infraconstruction Ltd.	40,245	97,979
	Manali Petrochemicals Ltd.	23,060	27,423
	Manappuram Finance Ltd.	245,745	631,123
	Mangalam Cement Ltd.	4,272	49,558
	Mangalore Refinery & Petrochemicals Ltd.	34,582	91,332
	Marico Ltd.	79,868	644,871
	Marksans Pharma Ltd.	66,727	169,310
	Maruti Suzuki India Ltd.	9,801	1,568,202
Ω	MAS Financial Services Ltd.	19,750	67,942
	Mastek Ltd.	4,849	164,558
*	Max Financial Services Ltd.	13,307	177,540
	Max Healthcare Institute Ltd.	48,476	536,077
	Mayur Uniquoters Ltd.	4,990	38,915
	Mazagon Dock Shipbuilders Ltd.	2,480	155,652
*	Medplus Health Services Ltd.	4,804	39,009
*	Meghmani Organics Ltd.	43,907	46,269
Ω	Metropolis Healthcare Ltd.	8,621	217,811
	Minda Corp. Ltd.	24,916	147,505
Ω	Mishra Dhatu Nigam Ltd.	10,136	59,501
	MM Forgings Ltd.	5,844	41,726
	MOIL Ltd.	28,751	169,483
	Monte Carlo Fashions Ltd.	2,815	23,398
*	Morepen Laboratories Ltd.	100,720	72,092
	Motherson Sumi Wiring India Ltd.	447,681	395,929

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Motilal Oswal Financial Services Ltd.	48,992	$383,922
	Mphasis Ltd.	17,358	602,931
	MPS Ltd.	1,185	30,289
	MRF Ltd.	288	489,751
	Mrs Bectors Food Specialities Ltd.	8,853	148,398
	MSTC Ltd.	8,488	94,875
	Muthoot Finance Ltd.	27,408	601,821
	Narayana Hrudayalaya Ltd.	16,101	243,024
	Natco Pharma Ltd.	27,800	454,435
	National Aluminium Co. Ltd.	264,480	617,462
	National Fertilizers Ltd.	25,107	44,446
	Nava Ltd.	26,158	287,561
	Navin Fluorine International Ltd.	4,418	200,590
*Ω	Navkar Corp. Ltd.	16,746	28,746
	Navneet Education Ltd.	25,996	50,367
	NBCC India Ltd.	112,474	243,882
	NCC Ltd.	134,849	579,756
	NCL Industries Ltd.	4,952	13,981
	NELCO Ltd.	2,016	21,271
	Neogen Chemicals Ltd.	940	18,724
	NESCO Ltd.	5,696	63,210
	Nestle India Ltd.	35,335	1,040,743
	Neuland Laboratories Ltd.	2,015	213,099
	Newgen Software Technologies Ltd.	10,306	127,802
	NHPC Ltd.	295,959	373,283
	NIIT Learning Systems Ltd.	15,882	89,243
	NIIT Ltd.	15,882	23,419
	Nilkamal Ltd.	1,454	33,440
Ω	Nippon Life India Asset Management Ltd.	30,293	233,154
	Nitin Spinners Ltd.	7,562	38,405
	NLC India Ltd.	42,040	145,710
	NMDC Ltd.	272,803	788,762
*††	NMDC Steel Ltd.	42,663	29,965
	NOCIL Ltd.	23,167	91,938
	Novartis India Ltd.	1,627	22,652
	NRB Bearings Ltd.	18,793	73,871
	NTPC Ltd.	273,751	1,362,714
	Nucleus Software Exports Ltd.	3,331	61,101
*	Nuvama Wealth Management Ltd.	1,267	95,914
	Oberoi Realty Ltd.	13,323	298,100
	Oil & Natural Gas Corp. Ltd.	204,601	818,966
	Oil India Ltd.	67,728	467,296
	One 97 Communications Ltd.	43,320	256,525
*	OnMobile Global Ltd.	11,261	11,892
	Oracle Financial Services Software Ltd.	5,105	675,870
*	Orchid Pharma Ltd.	4,647	77,370
	Orient Cement Ltd.	37,931	158,595
	Orient Electric Ltd.	33,341	115,620
*	Orient Green Power Co. Ltd.	177,945	47,220
	Orient Paper & Industries Ltd.	20,996	13,466
	Oriental Carbon & Chemicals Ltd.	4,345	6,339
	Oriental Hotels Ltd.	10,009	17,279
*	Orissa Minerals Development Co. Ltd.	311	27,378
	Page Industries Ltd.	1,114	563,654
	Paisalo Digital Ltd.	187,170	152,567
	Pakka Ltd.	7,018	24,546
	Panama Petrochem Ltd.	10,422	51,734
*Ω	Parag Milk Foods Ltd.	10,789	25,175
*	Paramount Communications Ltd.	13,743	13,467

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Patanjali Foods Ltd.	10,446	$215,455
*	Patel Engineering Ltd.	95,981	68,831
*	PB Fintech Ltd.	10,016	172,950
*	PC Jeweller Ltd.	40,835	45,808
	PCBL Ltd.	56,134	218,945
	PDS Ltd.	4,641	32,085
	Pearl Global Industries Ltd.	1,443	17,529
*	Peninsula Land Ltd.	30,888	24,771
*	Pennar Industries Ltd.	34,185	79,181
	Persistent Systems Ltd.	15,438	893,341
	Petronet LNG Ltd.	250,985	1,106,818
	Pfizer Ltd.	2,848	192,357
*	PG Electroplast Ltd.	24,580	130,759
	Phoenix Mills Ltd.	17,642	757,662
	PI Industries Ltd.	8,302	439,598
	Pidilite Industries Ltd.	11,653	443,954
	Piramal Enterprises Ltd.	33,116	411,720
	Piramal Pharma Ltd.	142,572	300,283
	Pitti Engineering Ltd.	4,934	71,532
	PIX Transmissions Ltd.	807	15,265
*	PNB Gilts Ltd.	7,878	12,433
*Ω	PNB Housing Finance Ltd.	29,158	281,430
	PNC Infratech Ltd.	46,058	279,817
	Pokarna Ltd.	4,005	35,185
	Poly Medicure Ltd.	5,184	116,017
	Polycab India Ltd.	6,414	526,333
	Polyplex Corp. Ltd.	4,164	58,963
	Poonawalla Fincorp Ltd.	48,346	214,273
	Power Finance Corp. Ltd.	320,262	2,138,562
	Power Grid Corp. of India Ltd.	346,946	1,449,247
	Power Mech Projects Ltd.	1,755	131,121
	Praj Industries Ltd.	32,077	271,504
*	Prakash Industries Ltd.	26,258	61,379
Ω	Prataap Snacks Ltd.	1,186	12,561
	Precision Wires India Ltd.	22,432	43,301
	Premier Explosives Ltd. (PRE IN)	4,476	35,339
	Prestige Estates Projects Ltd.	35,404	771,173
*	Pricol Ltd.	21,223	127,404
*	Prince Pipes & Fittings Ltd.	11,577	93,350
*	Prism Johnson Ltd.	30,954	61,611
	Privi Speciality Chemicals Ltd.	1,525	29,453
	Procter & Gamble Health Ltd.	2,054	129,025
	Procter & Gamble Hygiene & Health Care Ltd.	1,157	233,080
	PSP Projects Ltd.	3,427	28,133
	PTC India Financial Services Ltd.	56,427	38,963
	PTC India Ltd.	64,716	174,806
	Punjab National Bank	163,804	243,324
	Puravankara Ltd.	12,185	66,419
Ω	Quess Corp. Ltd.	18,634	159,691
	R Systems International Ltd.	4,550	25,917
	Radico Khaitan Ltd.	4,741	98,030
	Rail Vikas Nigam Ltd.	34,383	248,270
*	Rain Industries Ltd.	75,026	156,132
*	Rajesh Exports Ltd.	12,610	47,482
	Rajratan Global Wire Ltd.	2,448	17,634
	Rallis India Ltd.	24,132	95,505
	Ramco Cements Ltd.	29,362	290,171
	Ramco Industries Ltd.	5,394	15,947
*	Ramco Systems Ltd.	3,049	13,993

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Ramkrishna Forgings Ltd.	23,984	$246,657
*	Ramky Infrastructure Ltd.	4,762	43,424
	Rane Holdings Ltd.	1,643	33,390
	Rashtriya Chemicals & Fertilizers Ltd.	50,898	133,099
	Ratnamani Metals & Tubes Ltd.	6,972	302,537
*	RattanIndia Power Ltd.	441,521	93,704
	Raymond Consumer Care Ltd.	8,755	163,398
	Raymond Ltd.	10,944	259,466
Ω	RBL Bank Ltd.	146,811	413,259
	REC Ltd.	223,067	1,721,118
	Redington Ltd.	255,121	646,408
*	Redtape Ltd.	9,865	84,996
	Relaxo Footwears Ltd.	3,666	38,165
	Reliance Industrial Infrastructure Ltd.	2,313	36,498
Ω	Reliance Industries Ltd. (RIGD LI), GDR	31,421	2,261,714
	Reliance Industries Ltd. (RIL IN)	159,410	5,743,585
Ω	Reliance Industries Ltd. (RLNIY US), GDR	44,787	3,229,143
*	Reliance Infrastructure Ltd.	42,098	104,465
*	Reliance Power Ltd.	859,155	337,714
*	Religare Enterprises Ltd.	30,166	91,702
	Repco Home Finance Ltd.	13,730	91,930
	Rico Auto Industries Ltd.	29,305	47,592
	RITES Ltd.	12,737	109,371
*	Rossari Biotech Ltd.	4,802	47,932
	Route Mobile Ltd.	7,759	151,109
	RPG Life Sciences Ltd.	1,090	25,567
*	RPSG Ventures Ltd.	2,983	28,562
	RSWM Ltd.	7,090	22,070
	Rupa & Co. Ltd.	6,647	25,062
	Safari Industries India Ltd.	6,447	160,239
	Sagar Cements Ltd.	16,267	48,629
	Saksoft Ltd.	7,633	27,093
Ω	Salasar Techno Engineering Ltd.	198,562	43,472
	Sammaan Capital Ltd.	97,695	204,109
	Samvardhana Motherson International Ltd.	489,153	1,152,486
	Sandhar Technologies Ltd.	7,498	58,356
	Sandur Manganese & Iron Ores Ltd.	7,041	48,542
	Sangam India Ltd.	2,725	13,772
*	Sanghi Industries Ltd.	9,371	10,754
	Sanghvi Movers Ltd.	6,753	94,425
	Sanofi Consumer Healthcare India Ltd.	1,986	89,485
	Sanofi India Ltd.	1,986	156,552
Ω	Sansera Engineering Ltd.	8,002	135,895
*	Sapphire Foods India Ltd.	6,145	121,249
	Sarda Energy & Minerals Ltd.	32,660	105,469
	Saregama India Ltd.	17,350	114,760
	Sasken Technologies Ltd.	1,618	32,538
*	Satin Creditcare Network Ltd.	23,883	64,895
	Savita Oil Technologies Ltd.	9,160	68,222
	SBI Cards & Payment Services Ltd.	49,587	430,816
Ω	SBI Life Insurance Co. Ltd.	32,047	673,071
	Schaeffler India Ltd.	4,541	231,935
*	Schneider Electric Infrastructure Ltd.	14,360	139,037
	SEAMEC Ltd.	737	14,011
*	SEPC Ltd.	269,736	68,308
*	Sequent Scientific Ltd.	34,183	58,665
	Seshasayee Paper & Boards Ltd.	12,371	52,248
Ω	SH Kelkar & Co. Ltd.	19,760	46,167
*	Shaily Engineering Plastics Ltd.	2,617	27,062

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Shakti Pumps India Ltd.	1,980	$101,504
	Shalby Ltd.	6,355	21,492
	Shankara Building Products Ltd.	2,930	23,849
	Shanthi Gears Ltd.	2,894	22,493
	Sharda Cropchem Ltd.	5,564	37,812
	Sharda Motor Industries Ltd.	3,625	106,875
	Share India Securities Ltd.	14,720	53,605
*	Sheela Foam Ltd.	5,822	71,758
*	Shilpa Medicare Ltd.	12,224	99,333
*	Shipping Corp. of India Land & Assets Ltd.	31,983	39,216
	Shipping Corp. of India Ltd.	58,874	202,795
	Shivalik Bimetal Controls Ltd.	5,487	42,200
*	Shoppers Stop Ltd.	9,312	86,548
	Shree Cement Ltd.	930	308,130
*	Shree Renuka Sugars Ltd.	139,074	85,050
	Shriram Finance Ltd.	53,495	1,876,862
	Shriram Pistons & Rings Ltd.	2,936	71,332
	Siemens Ltd.	2,953	251,693
*	SIS Ltd.	8,675	44,915
	Siyaram Silk Mills Ltd.	4,904	30,603
*	SJS Enterprises Ltd.	7,707	80,111
	SJVN Ltd.	99,106	176,625
	SKF India Ltd.	5,734	384,690
	Skipper Ltd.	4,348	21,645
*	SML ISUZU Ltd.	1,302	34,767
	Snowman Logistics Ltd.	20,043	20,320
	Sobha Ltd.	8,615	185,849
	Solar Industries India Ltd.	4,269	551,807
*	Solara Active Pharma Sciences Ltd.	3,971	29,634
	Somany Ceramics Ltd.	5,293	48,985
	Sonata Software Ltd.	44,085	387,876
	South Indian Bank Ltd.	544,433	174,753
	SP Apparels Ltd.	1,832	19,335
*	Spandana Sphoorty Financial Ltd.	5,962	48,127
	SRF Ltd.	24,788	784,666
*	Star Cement Ltd.	37,078	93,243
	State Bank of India (SBID LI), GDR	496	51,533
	State Bank of India (SBIN IN)	66,650	698,405
	State Bank of India (SBKFF US), GDR	14,169	1,473,576
	Steel Authority of India Ltd.	219,489	404,281
	Sterlite Technologies Ltd.	54,968	92,201
	Strides Pharma Science Ltd.	16,085	205,371
	Stylam Industries Ltd.	1,913	45,421
	Styrenix Performance Materials Ltd.	1,875	58,861
*	Subex Ltd.	168,142	68,898
	Subros Ltd.	5,108	42,972
	Sudarshan Chemical Industries Ltd.	8,824	99,225
	Sumitomo Chemical India Ltd.	27,030	168,071
	Sun Pharmaceutical Industries Ltd. (SUNP IN)	63,198	1,297,174
	Sun TV Network Ltd.	31,583	339,346
	Sundaram Finance Ltd.	10,618	551,295
	Sundaram-Clayton Ltd.	1,504	34,198
	Sundram Fasteners Ltd.	29,570	495,964
*	Sunflag Iron & Steel Co. Ltd.	19,377	59,051
	Sunteck Realty Ltd.	17,119	123,145
	Suprajit Engineering Ltd.	20,632	128,645
	Supreme Industries Ltd.	8,849	566,617
	Supreme Petrochem Ltd.	17,836	182,440
	Supriya Lifescience Ltd.	10,627	50,769

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Surya Roshni Ltd.	12,112	$88,444
*	Suryoday Small Finance Bank Ltd.	13,970	31,754
*	Suven Pharmaceuticals Ltd.	30,720	366,572
*	Suzlon Energy Ltd.	1,095,182	910,869
	Swan Energy Ltd.	16,984	153,400
	Swaraj Engines Ltd.	677	25,609
	Swelect Energy Systems Ltd.	1,764	25,165
	Symphony Ltd.	1,691	24,172
Ω	Syngene International Ltd.	55,606	535,064
	TAJGVK Hotels & Resorts Ltd.	4,894	19,178
	Tamil Nadu Newsprint & Papers Ltd.	12,411	38,709
	Tamilnad Mercantile Bank Ltd.	10,264	56,853
	Tanla Platforms Ltd.	15,749	187,470
*	TARC Ltd.	30,673	80,547
	Tata Chemicals Ltd.	42,799	573,507
	Tata Communications Ltd.	18,766	447,039
	Tata Consultancy Services Ltd.	75,531	3,972,200
	Tata Consumer Products Ltd.	37,000	526,045
	Tata Elxsi Ltd.	6,726	562,189
	Tata Motors Ltd.	233,808	3,244,711
	Tata Power Co. Ltd.	129,891	704,989
	Tata Steel Ltd.	942,537	1,867,360
	TCI Express Ltd.	2,190	31,869
*Ω	TCNS Clothing Co. Ltd.	2,099	15,327
	TD Power Systems Ltd.	27,271	135,956
	Tech Mahindra Ltd.	55,348	1,029,389
	Techno Electric & Engineering Co. Ltd.	12,817	258,981
*	Technocraft Industries India Ltd.	70	3,116
	Tega Industries Ltd.	3,890	89,520
*Ω	Tejas Networks Ltd.	15,014	224,044
	Texmaco Rail & Engineering Ltd.	58,399	189,158
	Thermax Ltd.	2,055	124,101
	Thirumalai Chemicals Ltd.	24,161	99,483
	Thomas Cook India Ltd.	41,016	128,166
*Ω	Thyrocare Technologies Ltd.	3,529	34,543
	Tide Water Oil Co. India Ltd.	2,129	68,525
	Tilaknagar Industries Ltd.	26,743	80,738
	Time Technoplast Ltd.	48,972	197,733
	Timken India Ltd.	5,239	267,902
	Tips Industries Ltd.	12,777	95,765
	Titagarh Rail System Ltd.	13,001	253,649
	Titan Co. Ltd.	29,662	1,230,368
	Torrent Pharmaceuticals Ltd.	15,538	589,936
	Torrent Power Ltd.	20,839	464,946
	Tourism Finance Corp. of India Ltd.	21,735	49,487
	Transformers & Rectifiers India Ltd.	9,683	86,844
*	TransIndia Real Estate Ltd.	17,001	9,750
	Transport Corp. of India Ltd.	7,428	89,890
	Trent Ltd.	14,566	1,019,739
	Trident Ltd.	423,998	200,022
	Triveni Engineering & Industries Ltd.	23,207	117,480
	Triveni Turbine Ltd.	30,103	215,415
	TTK Prestige Ltd.	5,286	60,967
	Tube Investments of India Ltd.	14,309	708,670
	TV Today Network Ltd.	4,752	14,829
	TVS Holdings Ltd.	1,595	263,538
	TVS Motor Co. Ltd.	33,520	1,017,193
	TVS Srichakra Ltd.	949	49,520
	Uflex Ltd.	9,118	65,376

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Ugro Capital Ltd.	14,623	$46,153
Ω	Ujjivan Small Finance Bank Ltd.	281,875	152,022
	UltraTech Cement Ltd.	9,602	1,365,560
*	Unichem Laboratories Ltd.	8,574	58,470
	Union Bank of India Ltd.	236,492	382,839
	United Breweries Ltd.	3,747	90,368
	United Spirits Ltd.	33,348	561,540
	UNO Minda Ltd.	44,062	549,470
	UPL Ltd.	82,407	564,720
	Usha Martin Ltd.	49,177	223,409
	UTI Asset Management Co. Ltd.	12,233	151,430
*	V2 Retail Ltd.	4,800	53,527
*	VA Tech Wabag Ltd.	15,874	256,720
	Vadilal Industries Ltd.	330	17,413
	Vaibhav Global Ltd.	17,487	71,890
*	Valor Estate Ltd.	38,436	96,796
	Vardhman Textiles Ltd.	32,916	216,210
*Ω	Varroc Engineering Ltd.	10,620	81,081
	Varun Beverages Ltd.	52,332	990,117
	Vascon Engineers Ltd.	35,269	32,827
	Vedant Fashions Ltd.	8,805	121,106
	Vedanta Ltd.	195,669	1,057,756
	Venky's India Ltd.	1,664	39,711
	Vesuvius India Ltd.	1,583	98,296
	V-Guard Industries Ltd.	47,102	260,865
*	Vikas Lifecare Ltd.	183,431	11,363
	Vimta Labs Ltd.	2,204	14,578
	Vinati Organics Ltd.	4,204	110,725
	Vindhya Telelinks Ltd.	1,703	63,093
	VIP Industries Ltd.	9,802	54,659
	Visaka Industries Ltd.	7,789	10,770
	Vishnu Chemicals Ltd.	881	4,863
*	VL E-Governance & IT Solutions Ltd.	12,405	12,966
*	V-Mart Retail Ltd.	2,185	90,142
*	Vodafone Idea Ltd.	1,659,665	322,977
	Voltamp Transformers Ltd.	1,425	229,556
	Voltas Ltd.	17,335	319,546
	VRL Logistics Ltd.	9,301	63,948
	VST Industries Ltd.	1,169	61,013
	VST Tillers Tractors Ltd.	669	33,989
	Welspun Corp. Ltd.	26,289	201,647
	Welspun Enterprises Ltd.	20,267	134,809
	Welspun Living Ltd.	78,173	172,151
	West Coast Paper Mills Ltd.	14,157	105,768
	Westlife Foodworld Ltd.	16,180	161,039
	Whirlpool of India Ltd.	3,231	82,180
	Wipro Ltd.	109,354	681,106
*	Wockhardt Ltd.	19,457	214,930
	Wonderla Holidays Ltd.	6,470	65,177
*	Yes Bank Ltd.	1,523,585	485,120
*	Zee Entertainment Enterprises Ltd.	225,160	399,760
*	Zee Media Corp. Ltd.	82,632	14,990
	Zen Technologies Ltd.	2,426	49,490
	Zensar Technologies Ltd.	37,386	355,560
	ZF Commercial Vehicle Control Systems India Ltd.	234	44,150
*	Zomato Ltd.	234,045	644,467
	Zydus Lifesciences Ltd.	29,693	443,681
	Zydus Wellnes Ltd.	4,538	130,291
TOTAL INDIA			278,980,531

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (2.3%)
	ABM Investama Tbk. PT	243,700	$56,823
	Adaro Energy Indonesia Tbk. PT	3,792,600	751,507
*	Adaro Minerals Indonesia Tbk. PT	1,873,900	154,481
	Adi Sarana Armada Tbk. PT	594,400	27,979
	AKR Corporindo Tbk. PT	2,502,800	233,287
*	Alam Sutera Realty Tbk. PT	3,039,900	25,245
	Aneka Tambang Tbk. PT	2,625,700	212,667
	Arwana Citramulia Tbk. PT	1,282,000	55,615
	Ashmore Asset Management Indonesia Tbk. PT	149,400	6,462
	Aspirasi Hidup Indonesia Tbk. PT	2,330,100	114,696
	Astra Agro Lestari Tbk. PT	116,100	43,024
	Astra International Tbk. PT	3,204,400	931,494
	Astra Otoparts Tbk. PT	250,300	34,500
	Avia Avian Tbk. PT	3,083,700	91,405
	Bank Amar Indonesia Tbk. PT	830,585	11,144
	Bank BTPN Syariah Tbk. PT	743,600	52,084
*	Bank Bukopin Tbk. PT	6,045,077	21,576
	Bank Central Asia Tbk. PT	5,055,000	3,200,879
	Bank Mandiri Persero Tbk. PT	6,325,200	2,494,590
*	Bank Mayapada International Tbk. PT	1,834,728	30,066
	Bank Maybank Indonesia Tbk. PT	1,456,300	19,373
*	Bank Nationalnobu Tbk. PT	296,100	11,375
	Bank Negara Indonesia Persero Tbk. PT	1,912,400	585,717
*	Bank Neo Commerce Tbk. PT	2,547,500	39,870
	Bank OCBC Nisp Tbk. PT	1,251,700	99,657
*	Bank Pan Indonesia Tbk. PT	834,500	62,390
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	1,053,790	64,146
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	1,427,000	48,284
	Bank Rakyat Indonesia Persero Tbk. PT	5,215,700	1,500,766
	Bank Syariah Indonesia Tbk. PT	1,750,949	280,240
	Bank Tabungan Negara Persero Tbk. PT	1,886,512	152,713
	Barito Pacific Tbk. PT	1,304,263	87,682
	BFI Finance Indonesia Tbk. PT	3,429,800	188,788
	BISI International Tbk. PT	429,800	44,004
	Blue Bird Tbk. PT	206,500	21,538
*	Buana Lintas Lautan Tbk. PT	6,555,600	42,739
*	Bukalapak.com Tbk. PT	17,461,900	126,973
	Bukit Asam Tbk. PT	1,894,000	312,295
*	Bumi Resources Minerals Tbk. PT	16,216,400	156,735
*	Bumi Resources Tbk. PT	23,129,200	106,881
*	Bumi Serpong Damai Tbk. PT	1,851,600	118,049
*	Capital Financial Indonesia Tbk. PT	800,300	24,110
*	Cemindo Gemilang PT	688,700	46,592
	Chandra Asri Pacific Tbk. PT	185,300	110,075
	Charoen Pokphand Indonesia Tbk. PT	718,800	231,117
Ω	Cikarang Listrindo Tbk. PT	286,600	11,806
	Ciputra Development Tbk. PT	2,572,800	198,646
	Cisarua Mountain Dairy Tbk. PT	155,500	50,632
	Clipan Finance Indonesia Tbk. PT	328,000	8,228
	Dayamitra Telekomunikasi PT	2,737,100	116,995
	Delta Dunia Makmur Tbk. PT	1,889,200	88,953
	Dharma Satya Nusantara Tbk. PT	1,350,600	56,874
	Elang Mahkota Teknologi Tbk. PT	3,517,300	88,307
	Elnusa Tbk. PT	1,553,500	48,677
	Erajaya Swasembada Tbk. PT	2,821,100	73,941
	ESSA Industries Indonesia Tbk. PT	2,821,000	145,756
	Gajah Tunggal Tbk. PT	597,000	42,226
	Garudafood Putra Putri Jaya Tbk. PT	2,126,100	48,397
*	GoTo Gojek Tokopedia Tbk. PT	4,636,900	15,174

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Gudang Garam Tbk. PT	123,400	$119,626
*	Harum Energy Tbk. PT	279,100	20,431
	Hexindo Adiperkasa Tbk. PT	58,700	24,180
	Hillcon Tbk. PT	65,100	9,369
	Impack Pratama Industri Tbk. PT	2,577,700	55,482
	Indah Kiat Pulp & Paper Tbk. PT	441,200	226,922
	Indika Energy Tbk. PT	680,800	58,192
	Indo Tambangraya Megah Tbk. PT	185,800	300,449
	Indocement Tunggal Prakarsa Tbk. PT	328,100	146,396
	Indofood CBP Sukses Makmur Tbk. PT	183,200	123,112
	Indofood Sukses Makmur Tbk. PT	1,037,900	391,012
	Indomobil Sukses Internasional Tbk. PT	326,900	26,034
	Indosat Tbk. PT	191,700	130,834
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	2,192,200	97,768
*	Intiland Development Tbk. PT	1,804,100	20,096
*	Japfa Comfeed Indonesia Tbk. PT	1,618,900	163,370
	Jasa Marga Persero Tbk. PT	503,300	171,826
	Kalbe Farma Tbk. PT	2,281,600	223,077
*	Kawasan Industri Jababeka Tbk. PT	6,965,200	56,541
*	Krakatau Steel Persero Tbk. PT	764,300	4,936
*	Lippo Karawaci Tbk. PT	5,253,300	20,350
*	M Cash Integrasi PT	13,600	798
	Map Aktif Adiperkasa PT	2,334,600	116,287
	Matahari Department Store Tbk. PT	220,800	19,714
	Mayora Indah Tbk. PT	1,053,900	169,123
	MD Entertainment Tbk. PT	300,000	70,456
	Medco Energi Internasional Tbk. PT	2,716,700	220,012
	Media Nusantara Citra Tbk. PT	2,088,700	42,871
	Medikaloka Hermina Tbk. PT	1,508,000	125,635
*	Mega Manunggal Property Tbk. PT	134,200	2,876
*	Merdeka Copper Gold Tbk. PT	610,742	92,609
*	Metro Healthcare Indonesia Tbk. PT	3,786,200	18,574
	Metrodata Electronics Tbk. PT	1,584,300	58,939
	Metropolitan Kentjana Tbk. PT	9,800	16,215
	Mitra Adiperkasa Tbk. PT	2,771,500	247,282
	Mitra Keluarga Karyasehat Tbk. PT	557,400	103,520
	Mitra Pinasthika Mustika Tbk. PT	727,500	45,430
*	MNC Digital Entertainment Tbk. PT	197,200	33,725
*	MNC Land Tbk. PT	7,912,200	58,348
	Pabrik Kertas Tjiwi Kimia Tbk. PT	338,200	167,433
*	Pacific Strategic Financial Tbk. PT	512,800	33,747
	Pakuwon Jati Tbk. PT	6,217,000	163,079
*	Panin Financial Tbk. PT	3,083,600	62,217
*	Paninvest Tbk. PT	361,900	20,246
	Pantai Indah Kapuk Dua Tbk. PT	155,100	50,807
	Perusahaan Gas Negara Tbk. PT	2,261,300	222,705
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	736,200	38,719
*	Petrindo Jaya Kreasi Tbk. PT	205,300	106,920
*	PP Persero Tbk. PT	801,300	18,564
	Puradelta Lestari Tbk. PT	1,689,800	16,427
	Resource Alam Indonesia Tbk. PT	364,879	12,118
	Rukun Raharja Tbk. PT	177,900	13,951
	Salim Ivomas Pratama Tbk. PT	483,600	11,662
	Samudera Indonesia Tbk. PT	2,328,000	46,393
*	Sarana Meditama Metropolitan Tbk. PT	494,600	7,481
	Sarana Menara Nusantara Tbk. PT	5,087,200	248,741
	Sariguna Primatirta Tbk. PT	555,500	42,016
*	Sawit Sumbermas Sarana Tbk. PT	860,100	57,057
	Selamat Sempurna Tbk. PT	577,600	73,147

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Semen Indonesia Persero Tbk. PT	912,854	$219,672
	Siloam International Hospitals Tbk. PT	599,400	102,447
	Sumber Alfaria Trijaya Tbk. PT	1,911,700	334,037
	Summarecon Agung Tbk. PT	3,446,900	118,821
	Surya Citra Media Tbk. PT	4,845,200	41,738
	Surya Semesta Internusa Tbk. PT	1,243,900	84,314
	Telkom Indonesia Persero Tbk. PT (TLKM IJ)	4,244,900	753,913
	Temas Tbk. PT	2,160,000	20,356
	Tempo Scan Pacific Tbk. PT	134,700	18,887
	Timah Tbk. PT	429,200	24,949
	Tower Bersama Infrastructure Tbk. PT	545,200	67,059
	Transcoal Pacific Tbk. PT	186,700	89,866
	Triputra Agro Persada PT	2,626,800	105,858
	Tunas Baru Lampung Tbk. PT	875,957	34,212
	Ultrajaya Milk Industry & Trading Co. Tbk. PT	505,300	61,224
	Unilever Indonesia Tbk. PT	781,400	117,336
	United Tractors Tbk. PT	407,900	647,541
*	Vale Indonesia Tbk. PT	367,401	84,564
*††	Waskita Beton Precast Tbk. PT	1,218,000	1,273
*††	Waskita Karya Persero Tbk. PT	2,217,700	5,166
*††	Wijaya Karya Persero Tbk. PT	411,800	4,902
*	Wintermar Offshore Marine Tbk. PT	317,900	10,543
	XL Axiata Tbk. PT	2,153,904	287,561
TOTAL INDONESIA			22,508,331
KUWAIT — (0.8%)
	A'ayan Leasing & Investment Co. KSCP	198,010	101,208
	Agility Public Warehousing Co. KSC	75,006	67,354
	Al Ahli Bank of Kuwait KSCP	123,356	123,641
*	ALAFCO Aviation Lease & Finance Co. KSCP, Class C	54,843	39,869
	Al-Eid Food KSC	10,842	7,752
	Ali Alghanim Sons Automotive Co. KSCC	34,661	120,434
*	Alimtiaz Investment Group KSC	251,943	40,674
*	Arabi Group Holding KSC	39,881	53,666
	Arzan Financial Group for Financing & Investment KPSC	159,521	97,110
*	Asiya Capital Investments Co. KSCP	132,737	16,447
	Boubyan Bank KSCP	22,659	43,888
	Boubyan Petrochemicals Co. KSCP	65,242	124,343
	Boursa Kuwait Securities Co. KPSC	17,930	121,362
	Burgan Bank SAK	81,360	50,836
	Combined Group Contracting Co. SAK	30,659	71,289
	Commercial Facilities Co. SAKP	100,111	60,980
	Commercial Real Estate Co. KSC	304,307	145,454
	Gulf Bank KSCP	265,495	270,143
	Gulf Cables & Electrical Industries Group Co. KSCP	32,936	186,456
	Heavy Engineering & Ship Building Co. KSCP, Class B	35,728	107,224
	Humansoft Holding Co. KSC	24,987	215,404
*	IFA Hotels & Resorts-KPSC	16,712	68,394
	Integrated Holding Co. KCSC	56,031	104,225
	Jazeera Airways Co. KSCP	21,634	65,597
*	Kuwait Cement Co. KSC	136,339	80,909
	Kuwait Finance House KSCP	717,166	1,729,538
	Kuwait Financial Centre SAK	32,000	13,199
	Kuwait Insurance Co. SAK	11,843	22,446
	Kuwait International Bank KSCP	226,030	138,308
	Kuwait Real Estate Co. KSC	168,776	133,139
	Kuwait Telecommunications Co.	95,462	167,552
	Mabanee Co. KPSC	80,710	221,479
	Mezzan Holding Co. KSCC	42,878	124,047

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
KUWAIT — (Continued)
	Mobile Telecommunications Co. KSCP	376,819	$562,500
	National Bank of Kuwait SAKP	580,430	1,721,016
*	National Consumer Holding Co. SAK	82,695	28,737
	National Industries Group Holding SAK	295,710	217,839
	National Investments Co. KSCP	153,329	127,502
	Salhia Real Estate Co. KSCP	87,454	121,710
*	Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	53,336	28,126
*	Sultan Center Food Products Co. KSC	27,711	8,925
*	Warba Bank KSCP	358,664	212,468
TOTAL KUWAIT			7,963,190
MALAYSIA — (2.2%)
	Able Global Bhd.	53,300	23,348
	Aeon Co. M Bhd.	224,600	68,970
	AEON Credit Service M Bhd.	76,000	118,755
#	AFFIN Bank Bhd.	257,276	170,878
	Ajinomoto Malaysia Bhd.	4,900	15,770
	Alliance Bank Malaysia Bhd.	419,700	376,570
	Allianz Malaysia Bhd.	13,900	66,254
	AME Elite Consortium Bhd.	76,900	29,637
	AMMB Holdings Bhd. (AMM MK)	334,400	328,578
	Ancom Nylex Bhd.	99,384	22,513
	Apex Healthcare Bhd.	19,500	11,975
#	Astro Malaysia Holdings Bhd.	154,300	9,398
	Axiata Group Bhd.	592,100	309,634
#	Bank Islam Malaysia Bhd.	309,600	167,811
	Batu Kawan Bhd.	17,800	75,945
*	Berjaya Corp. Bhd.	706,702	65,474
#	Berjaya Food Bhd.	96,253	11,318
#*	Berjaya Land Bhd.	228,300	20,163
*	Bermaz Auto Bhd.	242,100	128,087
#	British American Tobacco Malaysia Bhd.	27,500	49,943
*	Bumi Armada Bhd.	1,163,900	138,080
	Bursa Malaysia Bhd.	160,200	333,541
	CAB Cakaran Corp. Bhd.	62,400	9,841
	Cahya Mata Sarawak Bhd.	236,100	74,599
	Carlsberg Brewery Malaysia Bhd., Class B	34,800	141,915
	CELCOMDIGI Bhd.	412,900	341,740
#*	Chin Hin Group Bhd.	24,800	17,653
	CIMB Group Holdings Bhd.	964,112	1,558,899
*	Coastal Contracts Bhd.	48,000	18,816
	CTOS Digital Bhd.	82,600	25,557
	D&O Green Technologies Bhd.	111,000	83,929
#*	Dagang NeXchange Bhd.	563,800	51,615
	Datasonic Group Bhd.	240,800	26,253
	Dayang Enterprise Holdings Bhd.	142,800	88,513
	Dialog Group Bhd.	217,000	120,061
	DRB-Hicom Bhd.	336,000	98,066
#	Duopharma Biotech Bhd.	97,044	25,362
*	Eastern & Oriental Bhd.	294,300	61,287
	Eco World Development Group Bhd.	293,500	113,197
*	Ekovest Bhd.	772,700	75,855
	Farm Fresh Bhd.	141,300	47,407
	FGV Holdings Bhd.	92,800	26,053
#	Formosa Prosonic Industries Bhd.	33,000	21,638
	Fraser & Neave Holdings Bhd.	19,400	130,149
	Frontken Corp. Bhd.	301,500	282,867
	Gamuda Bhd.	197,373	337,529
	Gas Malaysia Bhd.	45,200	35,132

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Genting Bhd.	340,200	$350,562
	Genting Malaysia Bhd.	666,500	377,647
	Genting Plantations Bhd.	66,000	81,938
	Globetronics Technology Bhd.	52,400	14,628
*	Greatech Technology Bhd.	49,700	57,527
	Guan Chong Bhd.	14,500	12,091
	HAP Seng Consolidated Bhd.	41,500	38,832
	Hap Seng Plantations Holdings Bhd.	78,500	30,249
*	Hartalega Holdings Bhd.	173,400	115,137
#	Heineken Malaysia Bhd.	24,100	120,837
#*	Hengyuan Refining Co. Bhd.	37,400	21,423
#	Hextar Global Bhd.	236,600	45,286
	Hiap Teck Venture Bhd.	329,500	30,879
	Hibiscus Petroleum Bhd.	290,000	151,981
	Hong Leong Bank Bhd.	22,600	94,890
	Hong Leong Financial Group Bhd.	22,400	83,870
	Hong Leong Industries Bhd.	14,700	36,342
	IHH Healthcare Bhd.	179,100	245,576
	IJM Corp. Bhd.	381,900	291,296
	Inari Amertron Bhd.	254,500	209,829
	IOI Corp. Bhd.	204,200	169,896
	IOI Properties Group Bhd.	211,600	98,163
#*	Iskandar Waterfront City Bhd.	140,100	21,844
	ITMAX SYSTEM Bhd.	20,900	14,338
#*	JAKS Resources Bhd.	248,000	9,194
#	Jaya Tiasa Holdings Bhd.	166,100	40,174
	Keck Seng Malaysia Bhd.	18,200	24,427
	Kelington Group Bhd.	101,200	75,159
	Kenanga Investment Bank Bhd.	111,800	28,747
	Kerjaya Prospek Group Bhd.	76,800	33,941
	Kim Loong Resources Bhd.	27,400	14,609
	Kossan Rubber Industries Bhd.	306,600	141,534
	KPJ Healthcare Bhd.	381,500	154,601
#*	KSL Holdings Bhd.	119,900	52,550
	Kuala Lumpur Kepong Bhd.	50,095	230,012
	Lagenda Properties Bhd.	49,100	14,335
	LBS Bina Group Bhd.	313,600	48,837
#	Leong Hup International Bhd.	344,300	47,623
	Lii Hen Industries Bhd.	47,900	10,014
#*Ω	Lotte Chemical Titan Holding Bhd.	88,700	20,674
	LPI Capital Bhd.	41,600	113,001
#	Magnum Bhd.	186,600	52,420
	Mah Sing Group Bhd.	422,900	173,370
#	Malakoff Corp. Bhd.	321,700	58,526
	Malayan Banking Bhd.	381,700	849,121
	Malayan Flour Mills Bhd.	219,200	36,991
	Malaysia Airports Holdings Bhd.	127,510	284,321
	Malaysia Smelting Corp. Bhd.	63,100	35,733
	Malaysian Pacific Industries Bhd.	21,200	173,837
	Malaysian Resources Corp. Bhd.	684,000	92,505
	Matrix Concepts Holdings Bhd.	320,450	132,577
#	Maxis Bhd.	254,300	195,498
	MBM Resources Bhd.	52,100	60,111
	MBSB Bhd.	612,400	108,676
#	Mega First Corp. Bhd.	156,600	165,098
	Mi Technovation Bhd.	31,700	16,402
	MISC Bhd.	77,300	147,974
	MKH Bhd.	32,700	9,747
	MKH Oil Palm East Kalimantan Bhd.	4,671	605

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	MNRB Holdings Bhd.	171,200	$80,884
Ω	MR DIY Group M Bhd.	470,900	215,317
*	MSM Malaysia Holdings Bhd.	42,000	17,553
*	Muhibbah Engineering M Bhd.	69,150	14,387
	My EG Services Bhd.	844,363	182,182
	Nationgate Holdings Bhd.	145,200	66,834
#	Nestle Malaysia Bhd.	8,200	193,962
*††	Nylex Malaysia Bhd.	1,640	64
	Oriental Holdings Bhd.	69,700	104,704
	OSK Holdings Bhd.	140,700	48,435
	PA Resources Bhd.	95,400	7,484
#	Padini Holdings Bhd.	77,600	57,245
	Pantech Group Holdings Bhd.	133,700	31,731
	Pecca Group Bhd.	76,200	20,564
	Pentamaster Corp. Bhd.	101,700	108,431
#	Perak Transit Bhd.	192,900	28,574
*	Perdana Petroleum Bhd.	279,000	28,249
#	Petron Malaysia Refining & Marketing Bhd.	9,400	9,104
#	Petronas Chemicals Group Bhd.	117,500	148,379
#	Petronas Dagangan Bhd.	30,600	118,230
	Petronas Gas Bhd.	45,500	180,355
	PPB Group Bhd.	59,600	192,480
	Press Metal Aluminium Holdings Bhd.	299,700	349,922
	Public Bank Bhd.	1,582,000	1,450,316
	QL Resources Bhd.	155,000	225,559
	Ranhill Utilities Bhd.	114,168	36,344
#	RCE Capital Bhd.	48,600	32,056
	RGB International Bhd.	242,700	22,740
#	RHB Bank Bhd.	226,588	281,653
	Sam Engineering & Equipment M Bhd.	20,000	24,818
	Sarawak Oil Palms Bhd.	85,000	53,359
	Scientex Bhd.	188,100	173,558
	SD Guthrie Bhd.	282,800	275,373
#	SFP Tech Holdings Bhd.	55,100	8,651
	Sime Darby Bhd.	592,000	335,304
#	Sime Darby Property Bhd.	603,500	208,021
	SKP Resources Bhd.	215,200	54,412
*	Solarvest Holdings Bhd.	59,800	22,144
	Southern Cable Group Bhd.	109,500	21,851
	SP Setia Bhd. Group	442,500	154,420
#	Sports Toto Bhd.	160,262	57,615
	Sunway Bhd.	226,300	211,482
	Sunway Construction Group Bhd.	48,800	50,961
	Supermax Corp. Bhd.	329,800	64,620
	Syarikat Takaful Malaysia Keluarga Bhd.	80,500	65,382
#	Ta Ann Holdings Bhd.	85,600	74,743
	Taliworks Corp. Bhd.	101,500	18,347
	Telekom Malaysia Bhd.	102,846	156,188
#	Tenaga Nasional Bhd.	144,800	443,944
	Thong Guan Industries Bhd.	57,200	23,047
	TIME dotCom Bhd.	123,000	137,638
*	Top Glove Corp. Bhd.	992,700	222,757
#*	Tropicana Corp. Bhd.	139,700	49,578
#	TSH Resources Bhd.	319,100	83,433
	Uchi Technologies Bhd.	45,800	38,784
	UEM Sunrise Bhd.	455,500	112,335
	Unisem M Bhd.	78,100	61,969
	United Plantations Bhd.	28,300	161,347
#	UOA Development Bhd.	62,700	25,784

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
*	Uzma Bhd.	87,800	$21,021
	Velesto Energy Bhd.	1,591,500	74,503
	ViTrox Corp. Bhd.	80,400	69,889
	VS Industry Bhd.	738,200	194,651
*	Wasco Bhd.	97,700	25,948
#	WCT Holdings Bhd.	117,700	33,621
#	Wellcall Holdings Bhd.	44,800	15,409
	Westports Holdings Bhd.	113,600	110,763
*	Widad Group Bhd.	578,400	6,979
	Yinson Holdings Bhd.	305,640	158,982
	YTL Corp. Bhd.	517,300	384,746
	YTL Power International Bhd.	166,500	169,295
TOTAL MALAYSIA			21,635,990
MEXICO — (2.5%)
#*	Alpek SAB de CV	103,368	68,797
	Alsea SAB de CV	133,113	400,246
	America Movil SAB de CV (2228390D US), ADR	79,769	1,333,738
	America Movil SAB de CV (AMXB MM), Class B	1,099,652	918,983
	Arca Continental SAB de CV	46,069	453,915
#*	Axtel SAB de CV	59,792	4,236
Ω	Banco del Bajio SA	309,834	930,284
#	Becle SAB de CV	48,723	80,102
	Bolsa Mexicana de Valores SAB de CV	127,268	198,098
	Cemex SAB de CV (CEMEXCPO MM)	1,525,064	979,001
	Cemex SAB de CV (CX US), Sponsored ADR	87,921	564,453
	Cia Minera Autlan SAB de CV, Class B	23,783	9,638
	Coca-Cola Femsa SAB de CV (KOF US), Sponsored ADR	1,417	128,139
	Coca-Cola Femsa SAB de CV (KOFUBL MM)	39,965	361,103
	Consorcio ARA SAB de CV	105,588	17,739
*	Controladora Vuela Cia de Aviacion SAB de CV (VOLARA MM), Class A	140,995	86,651
#	Corp. Inmobiliaria Vesta SAB de CV	157,479	461,423
	El Puerto de Liverpool SAB de CV, Class C1	27,734	196,450
	Fomento Economico Mexicano SAB de CV (FEMSAUBD MM)	79,731	879,562
	GCC SAB de CV	46,195	394,434
	Genomma Lab Internacional SAB de CV, Class B	236,066	242,642
	Gentera SAB de CV	463,888	547,025
	Gruma SAB de CV, Class B	27,633	518,532
	Grupo Aeroportuario del Centro Norte SAB de CV	64,697	555,850
	Grupo Aeroportuario del Pacifico SAB de CV (GAPB MM), Class B	4,419	70,771
#	Grupo Aeroportuario del Pacifico SAB de CV (PAC US), ADR	5,422	867,466
	Grupo Aeroportuario del Sureste SAB de CV (ASR US), ADR	1,399	420,386
	Grupo Aeroportuario del Sureste SAB de CV (ASURB MM), Class B	3,811	114,457
#	Grupo Bimbo SAB de CV, Class A	153,995	542,136
	Grupo Carso SAB de CV	43,282	280,400
	Grupo Comercial Chedraui SA de CV	49,634	369,558
#	Grupo Elektra SAB de CV	3,033	153,831
	Grupo Financiero Banorte SAB de CV, Class O	296,960	2,230,029
*	Grupo Financiero Inbursa SAB de CV, Class O	156,384	383,511
	Grupo Herdez SAB de CV	28,850	84,083
	Grupo Industrial Saltillo SAB de CV	47,090	51,776
	Grupo Mexico SAB de CV, Class B	373,253	2,099,160
	Grupo Rotoplas SAB de CV	66,420	92,263
	Grupo Televisa SAB (TLEVICPO MM)	262,795	116,227
#	Grupo Televisa SAB (TV US), Sponsored ADR	25,711	56,050
*Ω	Grupo Traxion SAB de CV	96,937	118,524
*	Hoteles City Express SAB de CV	68,246	16,813
#*	Industrias Penoles SAB de CV	26,452	386,607
	Kimberly-Clark de Mexico SAB de CV, Class A	230,411	410,587

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
	La Comer SAB de CV	140,279	$262,021
	Megacable Holdings SAB de CV	232,152	543,030
#*Ω	Nemak SAB de CV	682,678	98,934
#*	Ollamani SAB	19,566	43,635
	Orbia Advance Corp. SAB de CV	352,858	455,490
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	54,250	506,656
	Qualitas Controladora SAB de CV	44,638	412,047
	Regional SAB de CV	96,020	696,121
#*	Sitios Latinoamerica SAB de CV	179,805	37,156
*	Vista Energy SAB de CV (VIST US), ADR	14,588	657,335
	Wal-Mart de Mexico SAB de CV	344,722	1,147,161
TOTAL MEXICO			24,055,262
PERU — (0.1%)
	Cementos Pacasmayo SAA, ADR	1,995	11,411
	Credicorp Ltd.	2,256	384,964
	Intercorp Financial Services, Inc.	2,212	50,345
TOTAL PERU			446,720
PHILIPPINES — (0.7%)
*	8990 Holdings, Inc.	186,300	29,232
	Aboitiz Equity Ventures, Inc.	97,600	59,274
	Aboitiz Power Corp.	103,200	58,464
	ACEN Corp.	1,330,987	125,270
	Alliance Global Group, Inc.	458,700	70,540
	Apex Mining Co., Inc.	806,000	58,831
*	Atlas Consolidated Mining & Development Corp.	193,200	14,916
	Ayala Corp.	22,040	221,697
	Ayala Land, Inc.	365,900	185,252
*	AyalaLand Logistics Holdings Corp.	199,500	6,388
	Bank of the Philippine Islands	178,911	371,968
	BDO Unibank, Inc.	272,226	640,356
*	Bloomberry Resorts Corp.	1,051,100	148,984
*	Cebu Air, Inc.	45,000	22,663
	Century Pacific Food, Inc.	243,900	144,382
	China Banking Corp.	76,200	52,247
*	Converge Information & Communications Technology Solutions, Inc.	889,800	176,233
	Cosco Capital, Inc.	304,100	24,876
	D&L Industries, Inc.	414,100	42,178
*	DITO CME Holdings Corp.	1,062,000	36,185
	DMCI Holdings, Inc.	827,800	161,248
	DoubleDragon Corp.	74,100	13,288
	East West Banking Corp.	63,100	10,071
	Emperador, Inc.	111,600	35,507
	Filinvest Land, Inc.	820,000	9,408
	First Philippine Holdings Corp.	7,400	7,997
	Ginebra San Miguel, Inc.	10,750	42,298
*	Global Ferronickel Holdings, Inc.	454,000	11,885
	Globe Telecom, Inc.	4,894	180,516
	GT Capital Holdings, Inc.	25,190	254,807
	International Container Terminal Services, Inc.	69,410	423,796
	JG Summit Holdings, Inc.	245,520	117,004
	Jollibee Foods Corp.	59,260	233,862
	Keepers Holdings, Inc.	406,000	11,557
	LT Group, Inc.	446,600	75,386
	Manila Electric Co.	19,710	131,660
	Manila Water Co., Inc.	228,600	106,216
	Megaworld Corp.	2,427,000	75,310

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Metropolitan Bank & Trust Co.	308,800	$363,369
Ω	Monde Nissin Corp.	139,400	21,912
	Nickel Asia Corp.	1,068,200	61,331
	Petron Corp.	604,000	27,008
	Philex Mining Corp.	244,200	10,886
*	Philippine National Bank	25,400	10,414
#	PLDT, Inc. (PHI US), Sponsored ADR	6,960	184,370
	PLDT, Inc. (TEL PM)	2,345	60,889
	Puregold Price Club, Inc.	348,600	157,207
	Robinsons Land Corp.	561,100	142,283
	Robinsons Retail Holdings, Inc.	67,790	41,840
	San Miguel Corp.	78,500	134,331
	Security Bank Corp.	97,890	107,926
	Semirara Mining & Power Corp.	233,300	133,750
*	Shell Pilipinas Corp.	73,700	12,845
	SM Investments Corp.	7,930	123,593
	SM Prime Holdings, Inc.	377,600	186,570
	Synergy Grid & Development Phils, Inc.	172,000	27,135
	Union Bank of the Philippines	81,193	50,145
	Universal Robina Corp.	134,410	274,266
	Vista Land & Lifescapes, Inc.	439,000	11,120
	Wilcon Depot, Inc.	295,900	88,731
TOTAL PHILIPPINES			6,623,673
POLAND — (1.3%)
*	11 bit studios SA	100	16,140
	AB SA	2,183	54,556
*	Action SA	2,226	11,232
*	Agora SA	3,744	9,902
	Alior Bank SA	27,038	648,087
*Ω	Allegro.eu SA	12,488	114,715
	Amica SA	943	15,587
*	AmRest Holdings SE	24,816	154,592
	Arctic Paper SA	6,617	36,268
	ASBISc Enterprises PLC	14,094	78,298
	Asseco Poland SA	19,208	407,117
	Asseco South Eastern Europe SA	1,022	12,735
	Auto Partner SA	24,516	134,517
	Bank Handlowy w Warszawie SA	7,000	171,680
*	Bank Millennium SA	115,954	265,834
*	Bank Ochrony Srodowiska SA	4,752	15,902
	Bank Polska Kasa Opieki SA	21,858	885,492
	Benefit Systems SA	613	410,194
	BNPP Bank Polska SA	242	6,176
	Boryszew SA	16,052	22,274
	Budimex SA	2,021	325,242
*	CCC SA	4,923	156,526
	CD Projekt SA	2,615	104,970
	Celon Pharma SA	1,503	10,366
*	CI Games SA	24,604	9,926
*	Cognor Holding SA	53,555	105,650
	ComArch SA	700	56,571
	Creepy Jar SA	50	6,238
	Cyber Folks SA	1,075	35,233
*	Cyfrowy Polsat SA	36,111	118,135
	Develia SA	62,393	89,703
*Ω	Dino Polska SA	5,515	490,131
	Dom Development SA	1,654	70,426
	Echo Investment SA	14,488	15,216

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
*	Enea SA	75,724	$210,620
	Eurocash SA	14,818	43,764
*	Grenevia SA	89,097	50,187
*	Grupa Azoty SA	13,363	60,853
	Grupa Kety SA	2,322	481,672
*Ω	HUUUGE, Inc.	3,326	17,529
	ING Bank Slaski SA	4,333	330,603
	Inter Cars SA	1,591	198,160
*	Jastrzebska Spolka Weglowa SA	16,853	113,468
	KGHM Polska Miedz SA	12,398	426,207
	KRUK SA	3,033	339,456
	LPP SA	103	394,896
	Lubelski Wegiel Bogdanka SA	6,646	42,427
*	mBank SA	1,943	305,450
	Mirbud SA	16,852	59,344
	Mo-BRUK SA	463	33,645
	Neuca SA	374	76,795
	Orange Polska SA	81,283	162,858
	ORLEN SA	99,028	1,614,756
	PCC Rokita SA	522	11,836
*	Pepco Group NV	22,564	109,143
*	PGE Polska Grupa Energetyczna SA	128,751	237,054
*	PKP Cargo SA	10,488	57,148
	PlayWay SA	109	7,910
*	Polimex-Mostostal SA	22,675	17,885
	Powszechna Kasa Oszczednosci Bank Polski SA	47,442	705,056
	Powszechny Zaklad Ubezpieczen SA	65,274	799,353
	Santander Bank Polska SA	1,410	185,808
*	Selvita SA	2,243	38,291
	Stalexport Autostrady SA	14,168	9,704
	Synektik SA	972	34,856
*	Tauron Polska Energia SA	424,183	406,461
*	TEN Square Games SA	459	9,951
	Text SA	2,478	55,201
	Torpol SA	2,839	25,092
	Unimot SA	730	25,733
	Votum SA	1,901	14,316
	VRG SA	12,611	11,259
	Warsaw Stock Exchange	4,922	52,706
	Wirtualna Polska Holding SA	3,330	77,349
Ω	XTB SA	11,589	184,712
*	Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	715	8,660
*	Zespol Elektrowni Patnow Adamow Konin SA	2,547	11,702
TOTAL POLAND			13,125,507
QATAR — (0.9%)
*	Aamal Co.	374,730	81,788
	Al Khaleej Takaful Group QSC	35,655	23,609
	Al Meera Consumer Goods Co. QSC	27,408	110,206
	Baladna	238,343	92,963
	Barwa Real Estate Co.	514,583	392,699
	Commercial Bank PSQC	551,337	632,851
	Doha Bank QPSC	645,777	262,779
	Doha Insurance Co. QSC	19,125	12,828
*	Estithmar Holding QPSC	352,424	181,899
	Gulf International Services QSC	287,763	272,990
	Gulf Warehousing Co.	138,271	123,975
	Industries Qatar QSC	40,052	144,137
*	Lesha Bank LLC	451,213	160,962

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
QATAR — (Continued)
	Mannai Corp. QSC	54,198	$57,435
	Masraf Al Rayan QSC	450,051	287,911
	Mazaya Real Estate Development QPSC	148,137	24,781
	Medicare Group	69,106	78,348
	Mesaieed Petrochemical Holding Co.	366,698	168,411
	Ooredoo QPSC	139,230	399,605
	Qatar Aluminum Manufacturing Co.	796,904	284,555
	Qatar Electricity & Water Co. QSC	46,588	196,795
	Qatar Fuel QSC	52,887	214,055
	Qatar Gas Transport Co. Ltd.	484,517	599,638
	Qatar Industrial Manufacturing Co. QSC	43,663	31,835
	Qatar Insurance Co. SAQ	392,785	226,780
	Qatar International Islamic Bank QSC	103,695	297,049
	Qatar Islamic Bank QPSC	54,107	292,543
	Qatar Islamic Insurance Group	6,853	15,526
	Qatar National Bank QPSC	559,225	2,345,483
	Qatar National Cement Co. QSC	124,978	127,107
	Qatar Navigation QSC	163,429	532,031
	QLM Life & Medical Insurance Co. WLL	21,504	12,422
	Salam International Investment Ltd. QSC	267,318	49,912
	United Development Co. QSC	515,111	155,708
	Vodafone Qatar QSC	645,856	299,694
	Zad Holding Co.	12,431	46,758
TOTAL QATAR			9,238,068
RUSSIA — (0.0%)
*††	Gazprom PJSC (OGZPY US), Sponsored ADR	146,620	0
*††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), Sponsored GDR	3,184	0
*††	PhosAgro PJSC	30	0
*††	Polyus PJSC (PLZL LI), GDR	1,516	0
*††	RusHydro PJSC (RSHYY US), ADR	12,112	0
*††	Sberbank of Russia PJSC (SBER LI), Sponsored ADR	96,975	0
*††	Severstal PAO (SVJTY US), GDR	4,377	0
*††	VTB Bank PJSC (VTBR LI), GDR	49,902	0
SAUDI ARABIA — (4.5%)
*	Abdul Mohsen Al-Hokair Tourism & Development Co.	69,336	46,788
	Abdullah Al Othaim Markets Co.	105,342	328,697
	Abdullah Saad Mohammed Abo Moati Stationaries Co.	3,103	23,685
	ACWA Power Co.	5,017	528,242
*	Advanced Petrochemical Co.	14,763	157,318
	Al Babtain Power & Telecommunication Co.	14,300	139,101
*	Al Gassim Investment Holding Co.	2,452	11,438
	Al Hammadi Holding	18,930	236,776
*	Al Hassan Ghazi Ibrahim Shaker Co.	8,534	63,960
	Al Jouf Agricultural Development Co.	3,911	66,787
*	Al Jouf Cement Co.	17,856	53,530
*	Al Khaleej Training & Education Co.	8,684	66,790
	Al Moammar Information Systems Co.	3,156	154,028
	Al Rajhi Bank	166,640	3,799,522
*	Al Rajhi Co. for Co-operative Insurance	3,770	219,391
*	Al Sagr Cooperative Insurance Co.	5,271	28,729
*	Al Yamamah Steel Industries Co.	6,531	60,121
*	AlAbdullatif Industrial Investment Co.	6,507	28,799
	Alamar Foods	3,089	63,075
	Alandalus Property Co.	9,198	59,208
	Alaseel Co.	52,440	62,914
	Aldrees Petroleum & Transport Services Co.	12,771	384,022
	Al-Etihad Cooperative Insurance Co.	9,964	47,333

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Alinma Bank	136,915	$1,182,543
*	AlJazira Takaful Ta'awuni Co.	11,900	60,456
*	AlKhorayef Water & Power Technologies Co.	3,789	182,638
*	Allianz Saudi Fransi Cooperative Insurance Co.	12,984	60,559
*	Allied Cooperative Insurance Group	8,480	43,434
	Almarai Co. JSC	39,398	634,535
	Almunajem Foods Co.	4,272	113,243
*	Al-Omran Industrial & Trading Co.	2,080	21,965
*	Alujain Corp.	9,442	105,373
*	Amana Cooperative Insurance Co.	8,921	28,024
*	Amlak International Finance Co.	8,199	24,200
*	Anaam International Holding Group Co.	78,575	23,011
	Arab National Bank	116,456	666,097
*	Arabia Insurance Cooperative Co.	9,492	39,257
	Arabian Cement Co.	14,295	102,945
Ω	Arabian Centres Co.	28,243	150,458
	Arabian Contracting Services Co.	3,763	226,862
	Arabian Internet & Communications Services Co.	3,721	291,685
*	Arabian Pipes Co.	1,743	66,064
*	Arabian Shield Cooperative Insurance Co.	15,324	84,891
	Arriyadh Development Co.	22,439	142,794
	Astra Industrial Group	7,542	321,092
	Ataa Educational Co.	4,542	83,180
	Baazeem Trading Co.	1,263	20,942
	Bank AlBilad	68,458	670,978
*	Bank Al-Jazira	149,400	684,813
	Banque Saudi Fransi	47,228	465,741
	Basic Chemical Industries Ltd.	4,011	33,086
	Bawan Co.	8,598	107,188
	BinDawood Holding Co.	49,791	96,265
	Bupa Arabia for Cooperative Insurance Co.	9,227	566,581
*	Buruj Cooperative Insurance Co.	5,885	31,823
	Catrion Catering Holding Co.	10,469	323,761
*	Chubb Arabia Cooperative Insurance Co.	3,837	31,614
	City Cement Co.	18,824	90,470
	Co. for Cooperative Insurance	12,300	471,962
	Dallah Healthcare Co.	3,658	161,335
*	Dar Al Arkan Real Estate Development Co.	121,830	439,876
	Dr Sulaiman Al Habib Medical Services Group Co.	9,523	731,146
	East Pipes Integrated Co. for Industry	2,488	104,534
	Eastern Province Cement Co.	13,555	117,300
	Electrical Industries Co.	125,532	227,904
*	Emaar Economic City	125,439	240,752
	Etihad Etisalat Co.	91,007	1,264,120
*	Fitaihi Holding Group	28,150	28,602
*	Gulf General Cooperative Insurance Co.	2,453	8,995
	Gulf Insurance Group	7,712	65,681
*	Gulf Union Cooperative Insurance Co.	10,968	56,216
*	Herfy Food Services Co.	9,359	66,350
	Jarir Marketing Co.	92,713	320,955
*	Jazan Development & Investment Co.	9,044	35,889
	L'Azurde Co. for Jewelry	17,870	71,528
	Leejam Sports Co. JSC	6,686	356,212
*	Liva Insurance Co.	3,797	19,145
*	Malath Cooperative Insurance Co.	8,920	43,796
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	15,003	110,112
*	Methanol Chemicals Co.	3,037	12,222
*	Middle East Healthcare Co.	9,092	191,576
	Middle East Paper Co.	7,554	80,744

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Middle East Specialized Cables Co.	8,490	$82,388
	Mobile Telecommunications Co. Saudi Arabia	209,823	608,820
	Mouwasat Medical Services Co.	13,929	448,186
	Nahdi Medical Co.	6,776	239,914
*	Najran Cement Co.	27,699	64,088
*	Nama Chemicals Co.	4,507	32,778
*	National Agriculture Development Co.	37,980	291,629
	National Co. for Glass Industries	4,519	56,667
	National Co. for Learning & Education	2,618	128,991
	National Gas & Industrialization Co.	6,123	173,796
*	National Gypsum	2,758	18,447
*	National Industrialization Co., Class C	103,355	306,617
	National Medical Care Co.	4,473	246,545
*	National Metal Manufacturing & Casting Co.	2,983	12,844
	Nayifat Finance Co.	15,675	55,386
	Northern Region Cement Co.	28,058	67,083
	Qassim Cement Co.	7,693	110,522
*	Rabigh Refining & Petrochemical Co.	132,148	248,669
	Retal Urban Development Co.	51,879	170,114
	Riyad Bank	164,298	1,201,903
	Riyadh Cables Group Co.	3,996	104,164
	Riyadh Cement Co.	5,253	34,759
	SABIC Agri-Nutrients Co.	33,995	1,066,710
	Sahara International Petrochemical Co.	55,627	423,301
*	Salama Cooperative Insurance Co.	2,551	18,630
*	Saudi Arabian Amiantit Co.	7,150	53,042
*	Saudi Arabian Mining Co.	80,892	928,822
Ω	Saudi Arabian Oil Co.	226,766	1,668,278
	Saudi Aramco Base Oil Co.	8,495	294,574
	Saudi Automotive Services Co.	8,163	137,989
	Saudi Awwal Bank	85,399	893,556
	Saudi Basic Industries Corp.	53,178	1,116,718
	Saudi Cement Co.	23,218	264,101
*	Saudi Ceramic Co.	12,347	93,291
	Saudi Chemical Co. Holding	105,570	317,912
	Saudi Electricity Co.	77,241	351,935
*	Saudi Enaya Cooperative Insurance Co.	4,465	18,858
*	Saudi Ground Services Co.	6,941	94,723
	Saudi Industrial Investment Group	84,212	458,493
	Saudi Investment Bank	81,880	278,908
*	Saudi Kayan Petrochemical Co.	132,092	287,223
*	Saudi Marketing Co.	7,790	49,748
	Saudi National Bank	304,733	3,079,132
	Saudi Paper Manufacturing Co.	4,737	94,832
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	13,292	102,088
*	Saudi Printing & Packaging Co., Class C	9,105	32,605
*	Saudi Public Transport Co.	27,951	137,643
*	Saudi Real Estate Co.	30,918	184,970
*	Saudi Reinsurance Co.	11,247	91,643
*	Saudi Research & Media Group	7,003	487,260
	Saudi Steel Pipe Co.	3,936	77,389
	Saudi Tadawul Group Holding Co.	1,423	87,811
	Saudi Telecom Co.	327,183	3,360,799
*	Saudi Vitrified Clay Pipe Co. Ltd.	1,786	22,695
	Saudia Dairy & Foodstuff Co.	3,504	320,754
*	Savola Group	63,548	773,010
*	Scientific & Medical Equipment House Co.	5,117	76,672
*	Seera Group Holding	46,499	307,448
*	Shams	105,078	22,139

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	SHL Finance Co.	6,608	$27,847
*	Sinad Holding Co.	19,735	70,572
	Southern Province Cement Co.	14,186	135,629
	Sustained Infrastructure Holding Co.	14,888	138,567
	Tabuk Cement Co.	11,658	38,120
	Taiba Investments Co.	7,792	99,479
*	Takween Advanced Industries Co.	2,600	8,040
	Tanmiah Food Co.	2,267	84,618
	Theeb Rent A Car Co.	6,194	108,308
*	Umm Al-Qura Cement Co.	8,786	38,850
*	United Co.-operative Assurance Co.	6,186	18,848
	United Electronics Co.	10,820	264,997
	United International Transportation Co.	9,582	228,433
	United Wire Factories Co.	2,541	19,256
*	Walaa Cooperative Insurance Co.	13,717	98,671
*	Wataniya Insurance Co.	5,132	43,106
	Yamama Cement Co.	24,392	216,037
	Yanbu Cement Co.	17,930	123,973
	Yanbu National Petrochemical Co.	31,140	335,747
	Zahrat Al Waha For Trading Co., Class C	5,705	63,180
*	Zamil Industrial Investment Co.	6,599	39,835
TOTAL SAUDI ARABIA			44,617,899
SOUTH AFRICA — (3.7%)
	Absa Group Ltd.	123,858	1,089,024
	Adcock Ingram Holdings Ltd.	18,446	58,406
	Advtech Ltd.	152,368	253,933
	AECI Ltd.	38,302	222,709
	African Rainbow Minerals Ltd.	37,628	446,712
	Afrimat Ltd.	29,087	109,574
	Alexander Forbes Group Holdings Ltd.	90,998	33,287
	Altron Ltd., Class A	16,149	15,280
	Anglo American Platinum Ltd.	6,526	253,309
	Aspen Pharmacare Holdings Ltd.	51,467	711,510
*	Astral Foods Ltd.	11,903	112,694
*	Aveng Ltd.	15,616	7,510
	AVI Ltd.	93,856	504,018
	Barloworld Ltd.	79,538	406,054
	Bid Corp. Ltd.	25,488	634,982
	Bidvest Group Ltd.	41,306	620,795
*	Blue Label Telecoms Ltd.	144,432	34,258
	Capitec Bank Holdings Ltd.	4,309	672,014
	Cashbuild Ltd.	3,765	34,979
	Caxton & CTP Publishers & Printers Ltd.	20,139	11,544
	City Lodge Hotels Ltd.	120,852	28,895
	Clicks Group Ltd.	37,244	724,864
	Coronation Fund Managers Ltd.	54,196	111,329
	Curro Holdings Ltd.	25,363	16,883
	DataTec Ltd.	81,841	160,573
Ω	Dis-Chem Pharmacies Ltd.	125,852	247,466
	Discovery Ltd.	86,627	680,083
	DRDGOLD Ltd. (DRD SJ)	50,000	51,044
	DRDGOLD Ltd. (DRD US), Sponsored ADR	7,046	71,306
	Exxaro Resources Ltd.	60,464	647,817
	Famous Brands Ltd.	13,697	40,569
	FirstRand Ltd.	565,897	2,542,809
	Foschini Group Ltd.	116,531	860,963
	Gold Fields Ltd., Sponsored ADR	92,937	1,594,799
	Grindrod Ltd.	157,920	134,933

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Harmony Gold Mining Co. Ltd. (HMY US), Sponsored ADR	123,974	$1,205,027
	Hudaco Industries Ltd.	5,877	58,694
	Impala Platinum Holdings Ltd.	89,548	460,028
	Investec Ltd.	27,897	217,789
	Invicta Holdings Ltd.	5,930	10,187
	Italtile Ltd.	91,479	60,203
	JSE Ltd.	12,081	70,608
*	KAP Ltd.	794,852	132,972
	Kumba Iron Ore Ltd.	9,066	198,011
	Lewis Group Ltd.	6,515	20,405
	Life Healthcare Group Holdings Ltd.	440,737	322,878
	Merafe Resources Ltd.	305,519	24,330
*	Metair Investments Ltd.	44,283	34,252
	Momentum Group Limited	785,488	1,155,737
	Motus Holdings Ltd.	66,283	375,958
	Mpact Ltd.	18,342	29,801
	Mr. Price Group Ltd.	63,525	755,454
	MTN Group Ltd.	305,137	1,324,033
*	MultiChoice Group	57,551	345,362
	Naspers Ltd., Class N	3,834	741,865
	Nedbank Group Ltd.	67,584	1,035,025
	NEPI Rockcastle NV	67,827	510,914
	Netcare Ltd.	389,914	278,920
	Ninety One Ltd.	73,096	159,313
	Northam Platinum Holdings Ltd.	75,125	589,996
	Oceana Group Ltd.	31,920	122,221
	Old Mutual Ltd. (OMU SJ)	1,550,687	1,047,968
	Omnia Holdings Ltd.	56,988	205,758
	OUTsurance Group Ltd.	26,441	70,296
Ω	Pepkor Holdings Ltd.	359,280	403,205
#*	Pick n Pay Stores Ltd.	63,042	80,440
	PPC Ltd.	479,153	100,434
	PSG Financial Services Ltd.	221,381	205,162
	Raubex Group Ltd.	40,582	102,240
	Reunert Ltd.	56,159	221,523
	Sanlam Ltd.	160,060	717,075
	Santam Ltd.	12,267	217,316
	Sappi Ltd.	225,748	657,710
	Sasol Ltd. (SOL SJ)	64,014	519,074
	Shoprite Holdings Ltd.	58,415	978,901
#	Sibanye Stillwater Ltd. (SBSW US), ADR	52,104	236,031
	Sibanye Stillwater Ltd. (SSW SJ)	566,440	646,812
	Southern Sun Ltd.	157,268	53,243
*	SPAR Group Ltd.	52,630	362,958
	Stadio Holdings Ltd.	45,933	14,082
	Standard Bank Group Ltd.	149,289	1,819,550
	Sun International Ltd.	42,558	89,934
	Super Group Ltd.	170,333	284,696
*	Telkom SA SOC Ltd.	123,448	160,207
	Thungela Resources Ltd. (TGA SJ)	58,640	388,999
	Tiger Brands Ltd.	43,339	531,217
*	Transaction Capital Ltd.	153,674	23,930
	Truworths International Ltd.	103,013	512,419
	Tsogo Sun Ltd.	135,151	83,406
	Vodacom Group Ltd.	91,852	516,452
*	We Buy Cars Pty. Ltd.	50,218	73,494
	Wilson Bayly Holmes-Ovcon Ltd.	13,312	131,296
	Woolworths Holdings Ltd.	157,291	520,288

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Zeda Ltd.	59,300	$40,772
TOTAL SOUTH AFRICA			36,403,796
SOUTH KOREA — (15.1%)
	ABco Electronics Co. Ltd.	1,653	9,524
	ABOV Semiconductor Co. Ltd.	2,124	22,457
*	ADTechnology Co. Ltd.	1,694	27,377
	Advanced Nano Products Co. Ltd.	189	12,975
	Advanced Process Systems Corp.	4,914	74,489
	Aekyung Chemical Co. Ltd.	7,287	59,835
	Aekyung Industrial Co. Ltd.	3,379	48,998
*	Agabang&Company	11,770	36,449
	Ahnlab, Inc.	1,279	53,932
*	Air Busan Co. Ltd.	13,037	23,224
	AJ Networks Co. Ltd.	5,698	18,602
	Ajin Industrial Co. Ltd.	11,638	26,545
	AK Holdings, Inc.	670	6,623
*	Alteogen, Inc.	1,275	293,991
*	ALUKO Co. Ltd.	23,633	46,258
*	Amicogen, Inc.	6,097	21,894
*	Aminologics Co. Ltd.	6,820	6,872
*	Amo Greentech Co. Ltd.	1,794	11,561
#	Amorepacific Corp.	1,241	164,945
	Amorepacific Group	3,225	73,384
*	Amotech Co. Ltd.	1,618	6,758
*	Anam Electronics Co. Ltd.	20,529	22,180
*	Ananti, Inc.	23,532	96,379
*	Anapass, Inc.	1,198	21,137
*	Anterogen Co. Ltd.	1,345	14,999
*	Aprogen, Inc.	14,898	17,391
*	APS, Inc.	3,191	15,410
*	Aroot Co. Ltd.	5,868	6,912
	Asia Cement Co. Ltd.	7,032	59,238
	ASIA Holdings Co. Ltd.	283	52,857
	Asia Pacific Satellite, Inc.	1,665	15,849
	Asia Paper Manufacturing Co. Ltd.	6,915	42,409
	Atec Co. Ltd.	1,796	19,861
	Atinum Investment Co. Ltd.	13,565	25,430
	Avaco Co. Ltd.	1,995	20,958
	Baiksan Co. Ltd.	6,306	62,042
*	Beno Tnr, Inc.	3,933	9,563
	BGF Co. Ltd.	7,049	18,653
	BGF retail Co. Ltd.	2,251	170,021
	BGFecomaterials Co. Ltd.	9,172	27,139
	BH Co. Ltd.	10,562	167,755
*	BHI Co. Ltd.	4,074	26,892
*	Binex Co. Ltd.	4,432	66,147
	Binggrae Co. Ltd.	1,853	120,864
	Bio Plus Co. Ltd.	9,528	41,255
*	Biodyne Co. Ltd.	3,385	38,450
*	Bioneer Corp.	2,357	54,399
	BIT Computer Co. Ltd.	5,021	20,493
*	BNC Korea Co. Ltd.	13,665	65,196
	BNK Financial Group, Inc.	60,460	420,366
	Boditech Med, Inc.	3,922	50,109
	BoKwang Industry Co. Ltd.	3,237	11,903
	Boryung	13,006	99,099
	Brand X Co. Ltd.	2,076	11,968
*	Bukwang Pharmaceutical Co. Ltd.	4,963	19,274

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	BusinessOn Communication Co. Ltd.	1,866	$18,612
	BYC Co. Ltd.	610	14,849
	Byucksan Corp.	7,190	11,397
*	C&C International Corp.	1,132	94,458
	C&G Hi Tech Co. Ltd.	2,033	19,939
*	Cafe24 Corp.	3,894	93,599
*	CammSys Corp.	13,155	11,732
	Cape Industries Ltd.	6,603	29,215
	Caregen Co. Ltd.	4,970	82,205
*	Celltrion Pharm, Inc.	2,191	160,994
	Celltrion, Inc.	10,066	1,506,781
*	Chabiotech Co. Ltd.	3,774	44,789
	Cheil Worldwide, Inc.	16,719	216,479
	Chemtronics Co. Ltd.	3,293	58,742
	Cheryong Electric Co. Ltd.	2,618	140,587
*	ChinHung International, Inc.	25,556	16,832
*	Chips&Media, Inc.	3,062	39,819
*	Choil Aluminum Co. Ltd.	26,827	34,476
	Chong Kun Dang Pharmaceutical Corp.	2,016	164,159
	Chongkundang Holdings Corp.	712	27,504
*††	Chorokbaem Media Co. Ltd.	3,355	2,469
	Chosun Refractories Co. Ltd.	74	980
*	Chunbo Co. Ltd.	561	25,491
*	CJ CGV Co. Ltd.	24,789	103,428
	CJ CheilJedang Corp.	2,365	667,779
	CJ Corp.	3,699	358,986
*	CJ ENM Co. Ltd.	4,449	248,250
	CJ Freshway Corp.	2,553	35,714
	CJ Logistics Corp.	2,631	189,752
*	CJ Seafood Corp.	3,549	10,587
*	CKD Bio Corp.	750	14,117
	Classys, Inc.	3,279	111,941
	CLIO Cosmetics Co. Ltd.	1,322	33,383
*	CMG Pharmaceutical Co. Ltd.	16,036	27,172
*	CoAsia Corp.	1,334	8,321
*	Com2uS Holdings Corp.	1,273	24,421
	Com2uSCorp	2,623	72,602
*	ContentreeJoongAng Corp.	1,756	11,693
*	Corentec Co. Ltd.	1,315	7,296
	Cosmax, Inc.	1,923	217,562
*	Cosmecca Korea Co. Ltd.	1,671	97,229
*	CosmoAM&T Co. Ltd.	2,096	199,545
*	Cosmochemical Co. Ltd.	2,432	38,247
	Coway Co. Ltd.	13,480	616,708
	COWELL FASHION Co. Ltd.	3,616	6,833
	Cowintech Co. Ltd.	1,863	22,859
	CR Holdings Co. Ltd.	1,168	5,090
*	Creative & Innovative System	7,949	54,995
	Creverse, Inc.	731	8,788
*	CrystalGenomics Invites Co. Ltd.	8,327	15,061
	CS Wind Corp.	4,217	147,588
*	CTC BIO, Inc.	2,105	11,312
*	Cube Entertainment, Inc.	1,822	18,184
	Cuckoo Holdings Co. Ltd.	3,529	56,762
	Cuckoo Homesys Co. Ltd.	3,103	50,321
	Cymechs, Inc.	857	9,818
	D.I Corp.	3,853	51,578
*	DA Technology Co. Ltd.	31,140	4,592
	Dae Won Kang Up Co. Ltd.	14,791	55,035

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Daea TI Co. Ltd.	4,923	$11,199
*	Daechang Co. Ltd.	20,462	19,568
	Daechang Forging Co. Ltd.	5,890	23,127
	Daedong Corp.	6,323	46,771
	Daeduck Co. Ltd.	7,633	35,693
	Daeduck Electronics Co. Ltd.	12,840	208,536
	Daehan Flour Mill Co. Ltd.	235	24,060
	Daehan New Pharm Co. Ltd.	3,261	23,005
	Daehan Steel Co. Ltd.	4,106	35,029
*	Dae-Il Corp.	11,490	38,299
*	Daejoo Electronic Materials Co. Ltd.	708	61,133
	Daejung Chemicals & Metals Co. Ltd.	664	7,518
	Daesang Corp.	9,817	174,546
	Daesang Holdings Co. Ltd.	5,289	36,042
	Daesung Energy Co. Ltd.	2,796	20,536
*	Daesung Industrial Co. Ltd.	3,351	9,007
*	Daewon Cable Co. Ltd.	12,805	29,632
	Daewon Pharmaceutical Co. Ltd.	5,307	61,347
*	Daewoo Engineering & Construction Co. Ltd.	79,110	240,885
	Daewoong Co. Ltd.	8,516	134,237
	Daewoong Pharmaceutical Co. Ltd.	1,325	120,571
	Daihan Pharmaceutical Co. Ltd.	1,266	25,960
	Daishin Securities Co. Ltd.	7,693	94,485
*	Danal Co. Ltd.	17,708	50,515
	Daol Investment & Securities Co. Ltd.	13,713	31,729
	Daou Data Corp.	6,482	55,413
	Daou Technology, Inc.	9,379	127,178
*	Dasan Networks, Inc.	13,488	36,836
*	Dawonsys Co. Ltd.	7,039	56,361
	DB Financial Investment Co. Ltd.	5,036	16,254
	DB HiTek Co. Ltd.	9,955	396,457
	DB Insurance Co. Ltd.	12,938	1,045,354
*	DB, Inc.	21,606	18,435
*	Dear U Co. Ltd.	2,872	51,454
	Dentium Co. Ltd.	1,912	130,866
	Deutsch Motors, Inc.	5,727	19,758
	Device ENG Co. Ltd.	1,138	12,306
*	Dexter Studios Co. Ltd.	2,247	9,709
	DGB Financial Group, Inc.	58,617	348,524
	DI Dong Il Corp.	4,256	91,340
	Digital Daesung Co. Ltd.	3,688	18,461
*	DIO Corp.	1,795	25,295
	DIT Corp.	1,424	19,981
*	DK Tech Co. Ltd.	4,494	37,742
	DL E&C Co. Ltd.	9,667	248,645
	DL Holdings Co. Ltd.	3,665	150,749
	DMS Co. Ltd.	7,061	29,185
	DN Automotive Corp.	1,461	97,283
	DNF Co. Ltd.	1,988	22,315
	Dohwa Engineering Co. Ltd.	3,144	17,882
	Dong-A Socio Holdings Co. Ltd.	876	70,960
	Dong-A ST Co. Ltd.	1,757	91,362
	Dongbang Transport Logistics Co. Ltd.	24,709	58,275
	Dongjin Semichem Co. Ltd.	8,764	232,994
	Dongkoo Bio & Pharma Co. Ltd.	6,563	35,254
	DongKook Pharmaceutical Co. Ltd.	7,685	98,890
	Dongkuk Holdings Co. Ltd.	5,615	33,977
	Dongkuk Industries Co. Ltd.	9,973	41,672
	Dongkuk Steel Mill Co. Ltd.	5,731	37,695

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Dongkuk Structures & Construction Co. Ltd.	8,792	$17,397
	Dongsuh Cos., Inc.	4,460	60,664
	Dongsung Chemical Co. Ltd.	11,003	34,471
	Dongsung Finetec Co. Ltd.	3,745	37,042
*	Dongsung Pharmaceutical Co. Ltd.	2,125	7,517
*	Dongwha Enterprise Co. Ltd.	3,761	37,487
	Dongwha Pharm Co. Ltd.	5,228	31,717
	Dongwon Development Co. Ltd.	10,063	19,882
	Dongwon F&B Co. Ltd.	2,865	86,719
	Dongwon Metal Co. Ltd.	8,130	8,964
	Dongwon Systems Corp.	1,774	56,071
	Dongwoon Anatech Co. Ltd.	4,302	60,430
	Dongyang E&P, Inc.	2,102	28,684
	Doosan Bobcat, Inc.	13,903	420,763
	Doosan Co. Ltd.	2,706	347,042
*	Doosan Enerbility Co. Ltd.	65,181	897,719
*	Doosan Fuel Cell Co. Ltd.	4,657	68,552
	Doosan Tesna, Inc.	3,625	106,149
	DoubleUGames Co. Ltd.	4,796	162,544
	Douzone Bizon Co. Ltd.	3,768	168,765
*	Dream Security Co. Ltd.	11,556	23,562
	Dreamtech Co. Ltd.	11,103	73,395
	DSC Investment, Inc.	3,625	8,180
*	DSK Co. Ltd.	1,675	7,607
	Duck Yang Industry Co. Ltd.	3,747	10,532
*	Duk San Neolux Co. Ltd.	3,285	82,688
*	Duksan Hi-Metal Co. Ltd.	3,400	14,978
*	Duksan Techopia Co. Ltd.	795	23,448
	Duksung Co. Ltd.	3,459	18,449
	DY Corp.	4,514	17,040
	DY POWER Corp.	1,713	17,315
*††	E Investment&Development Co. Ltd.	12,639	2,396
	E1 Corp.	759	41,935
	Easy Holdings Co. Ltd.	8,326	17,430
*	Echo Marketing, Inc.	3,697	29,234
*††	Eco Volt Co. Ltd.	3,420	2,640
*	Eco&Dream Co. Ltd.	1,042	31,864
	Ecoplastic Corp.	13,691	36,173
#*	Ecopro BM Co. Ltd.	2,709	359,673
*	Ecopro Co. Ltd.	9,070	616,593
	Ecopro HN Co. Ltd.	2,161	82,342
	Elensys Co. Ltd.	3,753	14,592
	Elentec Co. Ltd.	7,098	39,959
	E-MART, Inc.	5,979	263,594
*	EMRO, Inc.	1,737	65,281
	EM-Tech Co. Ltd.	1,387	30,323
*	Enchem Co. Ltd.	468	59,877
	ENF Technology Co. Ltd.	3,819	75,783
*	Enzychem Lifesciences Corp.	21,385	25,553
	Eo Technics Co. Ltd.	706	91,358
*	Eubiologics Co. Ltd.	6,219	51,159
	Eugene Corp.	11,560	30,488
	Eugene Investment & Securities Co. Ltd.	18,568	63,760
	Eugene Technology Co. Ltd.	1,704	57,305
	Eusu Holdings Co. Ltd.	1,834	7,223
*	EV Advanced Material Co. Ltd.	13,265	20,361
*	E-World	14,494	20,242
*	Exem Co. Ltd.	12,943	19,313
	Exicon Co. Ltd.	1,062	14,295

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	F&F Co. Ltd.	3,964	$167,217
	F&F Holdings Co. Ltd.	2,675	27,885
	FarmStory Co. Ltd.	9,682	10,493
	Fila Holdings Corp.	10,079	316,420
*	Fine M-Tec Co. Ltd.	6,734	38,871
	Fine Semitech Corp.	1,154	25,247
*	Flask Co. Ltd.	16,391	7,048
*	Foosung Co. Ltd.	6,078	28,080
	Fursys, Inc.	253	8,083
	Gabia, Inc.	1,031	10,600
*	GAEASOFT	3,256	22,450
	Galaxia Moneytree Co. Ltd.	4,303	25,917
*	GAMSUNG Corp. Co. Ltd.	20,517	51,948
*	Gaon Cable Co. Ltd.	1,182	36,134
	GC Cell Corp.	2,616	60,150
*	GeneOne Life Science, Inc.	10,305	23,678
*	Genexine, Inc.	9,505	49,018
*	Genie Music Corp.	8,572	16,681
*	GENOLUTION, Inc.	2,468	6,344
	Geumhwa PSC Co. Ltd.	926	17,180
	Global Standard Technology Co. Ltd.	5,152	64,396
*	Global Tax Free Co. Ltd.	12,318	36,810
*	GnBS eco Co. Ltd.	8,882	26,138
	GnCenergy Co. Ltd.	4,142	18,441
	GOLFZON Co. Ltd.	1,890	101,460
	Golfzon Newdin Holdings Co. Ltd.	6,991	18,787
	Gradiant Corp.	2,575	23,506
	Grand Korea Leisure Co. Ltd.	8,227	72,297
	Green Cross Corp.	1,420	138,725
	Green Cross Holdings Corp.	7,420	82,516
	Green Cross Wellbeing Corp.	2,779	16,838
*	Green Pine Tree Co. Ltd.	1,215	441
*	GS Engineering & Construction Corp.	19,733	285,977
	GS Global Corp.	21,081	52,525
	GS Holdings Corp. (078930 KS)	13,005	465,569
	GS Retail Co. Ltd.	12,710	196,934
	Gwangju Shinsegae Co. Ltd.	821	17,479
	HAESUNG DS Co. Ltd.	4,191	111,510
	Haesung Industrial Co. Ltd.	3,320	18,428
	Han Kuk Carbon Co. Ltd.	8,095	72,681
	Hana Financial Group, Inc.	54,794	2,596,031
	Hana Materials, Inc.	1,848	68,163
	Hana Micron, Inc.	9,536	135,789
	Hana Pharm Co. Ltd.	2,116	19,236
*	Hana Technology Co. Ltd.	567	13,092
	Hana Tour Service, Inc.	2,739	101,537
*	Hanall Biopharma Co. Ltd.	1,468	38,057
*	Hancom WITH, Inc.	7,274	13,937
	Hancom, Inc.	3,601	49,642
	Handok, Inc.	1,224	14,059
	Handsome Co. Ltd.	4,762	60,588
	Hanil Cement Co. Ltd.	9,320	98,913
	Hanil Feed Co. Ltd.	4,094	13,579
	Hanil Holdings Co. Ltd.	4,735	47,277
	Hanil Hyundai Cement Co. Ltd.	1,730	19,270
	Hanjin Kal Corp.	2,099	106,234
	Hanjin Transportation Co. Ltd.	2,444	34,446
	Hankook Shell Oil Co. Ltd.	209	52,067
	Hankook Tire & Technology Co. Ltd.	18,938	618,434

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hanmi Pharm Co. Ltd.	1,125	$237,636
	Hanmi Science Co. Ltd.	4,222	95,786
	Hanmi Semiconductor Co. Ltd.	4,048	389,927
	HanmiGlobal Co. Ltd.	4,150	53,826
	Hannong Chemicals, Inc.	1,442	13,993
	Hanon Systems	5,483	17,834
	Hansae Co. Ltd.	6,871	98,690
	Hanshin Machinery Co.	5,550	16,686
	Hansol Chemical Co. Ltd.	1,731	206,850
	Hansol Holdings Co. Ltd.	4,690	9,083
*	Hansol IONES Co. Ltd.	2,896	23,811
	Hansol Paper Co. Ltd.	8,001	59,828
	Hansol Technics Co. Ltd.	7,244	26,864
	Hanssem Co. Ltd.	686	31,882
*	Hansung Cleantech Co. Ltd.	8,553	13,112
	Hanwha Aerospace Co. Ltd.	4,191	879,379
	Hanwha Corp.	8,935	203,466
*	Hanwha Engine	3,339	34,991
*	Hanwha Galleria Corp.	32,339	28,440
	Hanwha General Insurance Co. Ltd.	23,739	97,640
*	Hanwha Investment & Securities Co. Ltd.	40,945	112,598
	Hanwha Life Insurance Co. Ltd.	68,734	156,364
*	Hanwha Ocean Co. Ltd.	2,736	61,254
	Hanwha Solutions Corp.	18,972	344,764
	Hanwha Systems Co. Ltd.	7,976	109,840
*	Hanyang Digitech Co. Ltd.	1,331	18,051
	Hanyang Eng Co. Ltd.	3,418	46,108
	Harim Co. Ltd.	22,149	48,784
	Harim Holdings Co. Ltd.	18,849	80,847
	HB SOLUTION Co. Ltd.	5,281	20,747
	HB Technology Co. Ltd.	17,460	43,251
	HD Hyundai Co. Ltd.	11,022	675,444
	HD Hyundai Construction Equipment Co. Ltd.	4,758	206,556
	HD Hyundai Electric Co. Ltd.	2,580	583,832
*	HD Hyundai Energy Solutions Co. Ltd.	1,525	26,718
*	HD Hyundai Heavy Industries Co. Ltd.	830	128,265
	HD Hyundai Infracore Co. Ltd.	55,570	323,722
*	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	3,480	527,901
	HDC Holdings Co. Ltd.	9,993	72,580
	HDC Hyundai Development Co-Engineering & Construction, Class E	12,022	201,670
	Hecto Financial Co. Ltd.	805	11,106
	Hecto Innovation Co. Ltd.	2,910	27,738
	Heerim Architects & Planners	2,930	14,075
*	Helixmith Co. Ltd.	7,814	23,515
*	Heung-A Shipping Co. Ltd.	18,027	31,413
	HFR, Inc.	2,822	23,750
	High Tech Pharm Co. Ltd.	1,348	18,437
	Hite Jinro Co. Ltd.	9,973	151,332
*	HJ Shipbuilding & Construction Co. Ltd.	4,472	10,895
	HK inno N Corp.	4,400	127,126
	HL Holdings Corp.	2,259	54,889
	HL Mando Co. Ltd.	10,099	288,087
*	HLB Biostep Co. Ltd.	2,130	3,922
*	HLB Life Science Co. Ltd.	5,134	39,768
*	HLB Therapeutics Co. Ltd.	4,624	28,966
*	HLB, Inc.	4,132	245,421
#	HMM Co. Ltd.	29,994	398,938
	Home Center Holdings Co. Ltd.	25,407	19,848
*	Homecast Co. Ltd.	5,233	11,654

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hotel Shilla Co. Ltd.	5,030	$183,600
*	HS Hyosung Corp.	484	22,441
	HS Industries Co. Ltd.	6,323	18,325
*	Hugel, Inc.	1,012	181,215
*	Humasis Co. Ltd.	12,853	16,629
*	Humedix Co. Ltd.	2,350	59,423
	Huons Co. Ltd.	2,051	48,778
	Huons Global Co. Ltd.	2,333	42,399
	Husteel Co. Ltd.	11,607	37,465
	Huvitz Co. Ltd.	1,378	10,769
	Hwa Shin Co. Ltd.	8,944	70,419
	Hwaseung Enterprise Co. Ltd.	6,939	40,664
	HYBE Co. Ltd.	1,588	204,272
	Hy-Lok Corp.	3,231	65,888
	Hyosung Advanced Materials Corp., Class C	755	172,600
	Hyosung Corp.	2,175	72,839
	Hyosung Heavy Industries Corp.	1,073	243,559
	Hyosung TNC Corp.	970	213,838
	Hyundai Autoever Corp.	1,235	148,635
	Hyundai Bioland Co. Ltd.	4,346	16,338
*	Hyundai BNG Steel Co. Ltd.	2,374	26,996
	Hyundai Corp.	3,396	52,837
	Hyundai Corp. Holdings, Inc.	1,349	10,887
	Hyundai Department Store Co. Ltd.	5,432	186,627
	Hyundai Elevator Co. Ltd.	5,247	163,738
	Hyundai Engineering & Construction Co. Ltd.	13,176	321,928
	Hyundai Ezwel Co. Ltd.	2,078	8,468
	Hyundai Futurenet Co. Ltd.	11,431	31,727
	Hyundai GF Holdings	9,217	29,336
	Hyundai Glovis Co. Ltd.	8,516	757,990
	Hyundai Green Food	6,080	55,771
	Hyundai Home Shopping Network Corp.	1,744	61,970
*	Hyundai Livart Furniture Co. Ltd.	1,211	8,800
	Hyundai Marine & Fire Insurance Co. Ltd.	13,620	358,410
*	Hyundai Mipo Dockyard Co. Ltd.	2,211	190,208
	Hyundai Mobis Co. Ltd.	5,702	922,528
	Hyundai Motor Co.	25,585	4,662,864
	Hyundai Motor Securities Co. Ltd.	4,693	30,545
	Hyundai Pharmaceutical Co. Ltd.	2,220	8,661
	Hyundai Rotem Co. Ltd.	11,531	411,060
	Hyundai Steel Co.	14,852	300,520
	Hyundai Wia Corp.	5,777	222,086
	HyVision System, Inc.	5,020	76,144
	i3system, Inc.	980	23,616
*	iA, Inc.	22,285	3,561
*	ICD Co. Ltd.	4,786	23,428
*	Icure Pharm, Inc.	11,284	25,145
	iFamilySC Co. Ltd.	2,397	57,209
*	Il Dong Pharmaceutical Co. Ltd.	2,726	27,619
	Iljin Diamond Co. Ltd.	1,775	19,410
	Iljin Electric Co. Ltd.	6,672	111,693
*	Iljin Hysolus Co. Ltd.	1,135	17,815
	Iljin Power Co. Ltd.	2,512	20,239
	Ilshin Spinning Co. Ltd.	4,566	27,298
	Ilsung Pharmaceuticals Co. Ltd.	1,470	18,793
	Ilyang Pharmaceutical Co. Ltd.	2,281	23,149
	iMarketKorea, Inc.	6,912	43,454
	InBody Co. Ltd.	2,313	40,539
	Incross Co. Ltd.	2,883	15,944

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Industrial Bank of Korea	62,771	$640,504
*	Infinitt Healthcare Co. Ltd.	1,736	5,975
	Innocean Worldwide, Inc.	7,780	111,783
	InnoWireless Co. Ltd.	2,276	33,263
	Innox Advanced Materials Co. Ltd.	4,902	107,838
*	Insun ENT Co. Ltd.	4,769	22,574
*	Insung Information Co. Ltd.	11,363	18,952
	Intellian Technologies, Inc.	1,734	68,437
	Intelligent Digital Integrated Security Co. Ltd.	1,117	13,558
*	Interflex Co. Ltd.	5,543	51,175
††	Interojo Co. Ltd.	1,357	18,407
	INTOPS Co. Ltd.	4,045	64,975
	iNtRON Biotechnology, Inc.	2,094	9,728
	IS Dongseo Co. Ltd.	5,464	98,019
	ISC Co. Ltd.	1,367	49,718
	i-SENS, Inc.	2,624	35,678
*	ISU Chemical Co. Ltd.	4,926	31,947
*	ISU Specialty Chemical	3,035	77,482
	IsuPetasys Co. Ltd.	8,553	285,927
*	ITEK, Inc.	4,340	23,491
*	ITM Semiconductor Co. Ltd.	834	11,911
*	Jahwa Electronics Co. Ltd.	4,148	62,551
	JB Financial Group Co. Ltd.	30,292	319,789
*	Jeju Air Co. Ltd.	10,395	72,795
	Jeju Bank	2,192	15,878
*	Jeju Semiconductor Corp.	8,553	98,956
*	Jin Air Co. Ltd.	6,402	49,006
	Jinsung T.E.C.	4,760	32,224
*	JNK Global Co. Ltd.	2,133	5,904
*	JNTC Co. Ltd.	4,923	78,272
*	JoyCity Corp.	11,704	17,885
	JS Corp.	2,467	27,564
	Jusung Engineering Co. Ltd.	8,449	177,670
	JVM Co. Ltd.	1,905	32,319
	JW Holdings Corp.	8,366	19,612
	JW Life Science Corp.	1,063	9,205
	JW Pharmaceutical Corp.	3,479	80,946
	JYP Entertainment Corp.	4,584	193,173
	K Car Co. Ltd.	3,260	30,428
	K Ensol Co. Ltd.	3,530	41,321
	Kakao Corp.	11,384	327,143
*	Kakao Games Corp.	10,701	145,871
	KakaoBank Corp.	14,128	221,905
*	Kakaopay Corp.	1,485	27,535
*	Kangstem Biotech Co. Ltd.	2,186	2,644
	Kangwon Land, Inc.	16,809	177,229
	KAON Group Co. Ltd.	1,821	6,309
	KB Financial Group, Inc. (105560 KS)	62,240	4,023,571
*	KBI Metal Co. Ltd.	8,009	13,244
	KC Co. Ltd.	2,678	40,076
	KC Tech Co. Ltd.	2,107	67,174
	KCC Corp.	1,063	256,570
	KCC Glass Corp.	3,404	103,879
	KCTC	5,481	22,937
	KEC Corp.	44,559	37,877
	KEPCO Engineering & Construction Co., Inc.	1,326	73,755
	KEPCO Plant Service & Engineering Co. Ltd.	9,468	271,716
	KG Chemical Corp.	11,891	39,472
	KG Dongbusteel	20,205	93,045

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	KG Eco Solution Co. Ltd.	11,316	$56,383
*††	KG Mobility Co.	21,140	92,582
	Kginicis Co. Ltd.	5,828	43,882
	KGMobilians Co. Ltd.	4,218	15,252
#	KH Vatec Co. Ltd.	8,741	75,619
	Kia Corp.	43,726	3,588,008
*	Kib Plug Energy	61,842	26,039
*	KidariStudio, Inc.	1,825	5,103
	KINX, Inc.	780	42,606
	KISCO Corp.	6,487	40,110
	KISCO Holdings Co. Ltd.	1,500	21,603
	KISWIRE Ltd.	3,062	44,749
	KIWOOM Securities Co. Ltd.	3,553	345,344
*	KMW Co. Ltd.	3,610	32,593
*	KNJ Co. Ltd.	2,471	34,581
*	KNW Co. Ltd.	3,609	16,043
	Koentec Co. Ltd.	4,885	25,482
	Koh Young Technology, Inc.	5,307	45,002
	Kolmar BNH Co. Ltd.	1,457	17,948
	Kolmar Holdings Co. Ltd.	7,911	49,066
	Kolmar Korea Co. Ltd.	4,189	197,963
	Kolon Corp.	2,058	23,614
	Kolon Enp, Inc.	5,452	27,453
	Kolon Industries, Inc.	6,741	182,739
*	Kolon Life Science, Inc.	569	9,281
	Kolon Mobility Group Corp.	4,131	8,284
	KoMiCo Ltd.	973	53,555
	KONA I Co. Ltd.	1,584	17,354
	Korea Aerospace Industries Ltd.	11,638	483,693
	Korea Airport Service Co. Ltd.	622	34,672
	Korea Alcohol Industrial Co. Ltd.	4,444	32,860
	Korea Asset In Trust Co. Ltd.	25,123	55,527
*	Korea Circuit Co. Ltd.	2,773	25,939
*	Korea District Heating Corp.	516	17,929
*	Korea Electric Power Corp. (015760 KS)	11,212	161,807
#*	Korea Electric Power Corp. (KEP US), Sponsored ADR	22,118	162,567
	Korea Electric Terminal Co. Ltd.	2,475	110,652
	Korea Electronic Power Industrial Development Co. Ltd.	5,430	62,653
	Korea Export Packaging Industrial Co. Ltd.	7,092	12,563
	Korea Fuel-Tech Corp.	8,951	34,005
*	Korea Gas Corp.	3,926	127,533
*	Korea Information & Communications Co. Ltd.	4,961	30,744
	Korea Information Certificate Authority, Inc.	5,485	16,715
	Korea Investment Holdings Co. Ltd.	9,792	526,088
*	Korea Line Corp.	73,954	116,243
	Korea Movenex Co. Ltd.	13,865	42,115
	Korea Parts & Fasteners Co. Ltd.	2,318	9,378
	Korea Petrochemical Ind Co. Ltd.	1,069	89,039
	Korea Petroleum Industries Co.	2,564	37,495
	Korea Ratings Corp.	187	11,782
	Korea Real Estate Investment & Trust Co. Ltd.	38,569	29,094
	Korea United Pharm, Inc.	3,407	57,266
	Korea Zinc Co. Ltd.	834	295,692
	Korean Air Lines Co. Ltd.	52,230	811,732
	Korean Reinsurance Co.	44,217	266,687
	Kortek Corp.	1,475	7,867
*	KOSES Co. Ltd.	1,922	15,574
	KPX Chemical Co. Ltd.	267	9,288
*	Krafton, Inc.	4,924	1,061,705

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	KSS LINE Ltd.	7,511	$46,385
*	Kt alpha Co. Ltd.	4,056	13,675
	KT Skylife Co. Ltd.	8,062	29,496
	KT&G Corp.	15,515	1,057,686
	KTCS Corp.	13,776	31,298
	Ktis Corp.	3,971	7,594
	Kukdong Oil & Chemicals Co. Ltd.	7,190	20,608
*	Kum Yang Co. Ltd.	1,022	50,703
*	Kumho HT, Inc.	28,694	12,713
	Kumho Petrochemical Co. Ltd.	3,547	359,779
*	Kumho Tire Co., Inc.	48,721	182,101
	Kumkang Kind Co. Ltd.	2,884	10,797
	Kwang Dong Pharmaceutical Co. Ltd.	14,961	72,765
	Kwang Myung Electric Co. Ltd.	12,333	18,427
	Kyeryong Construction Industrial Co. Ltd.	2,344	26,011
	Kyobo Securities Co. Ltd.	6,546	24,385
	Kyongbo Pharmaceutical Co. Ltd.	1,496	8,084
	Kyung Dong Navien Co. Ltd.	2,661	111,163
	Kyungdong Pharm Co. Ltd.	2,400	12,154
	Kyung-In Synthetic Corp.	5,621	13,880
	L&C Bio Co. Ltd.	1,035	15,382
*	L&F Co. Ltd.	847	70,841
*	LabGenomics Co. Ltd.	21,343	41,681
*	Lake Materials Co. Ltd.	8,827	103,000
*	LB Semicon, Inc.	8,752	35,188
	LEADCORP, Inc.	2,772	9,713
	Lee Ku Industrial Co. Ltd.	6,694	22,494
	LEENO Industrial, Inc.	1,540	226,703
	LF Corp.	4,409	46,545
	LG Chem Ltd.	6,678	1,501,776
	LG Corp.	8,807	561,641
*	LG Display Co. Ltd. (034220 KS)	61,370	503,777
	LG Electronics, Inc.	23,908	1,820,610
	LG H&H Co. Ltd.	1,692	435,272
	LG HelloVision Co. Ltd.	17,581	36,288
	LG Innotek Co. Ltd.	2,994	562,318
	LG Uplus Corp.	61,103	446,911
	LIG Nex1 Co. Ltd.	2,080	302,406
*	LigaChem Biosciences, Inc.	915	56,597
	LOT Vacuum Co. Ltd.	1,947	18,114
	Lotte Chemical Corp.	2,331	172,743
	Lotte Chilsung Beverage Co. Ltd.	1,710	177,447
	Lotte Corp.	6,260	112,939
	Lotte Energy Materials Corp.	5,094	143,724
	LOTTE Fine Chemical Co. Ltd.	6,832	232,024
*	Lotte Innovate Co. Ltd.	2,142	40,475
*	Lotte Non-Life Insurance Co. Ltd.	23,223	47,798
	Lotte Rental Co. Ltd.	6,390	140,213
	Lotte Shopping Co. Ltd.	2,468	111,498
	Lotte Wellfood Co. Ltd.	1,009	132,222
	LS Corp.	4,490	380,818
	LS Eco Energy Ltd.	2,984	60,519
	LS Electric Co. Ltd.	3,394	456,882
	LS Marine Solution Co. Ltd.	4,223	62,128
	LS Securities Co. Ltd.	4,859	17,304
*	LVMC Holdings	30,546	52,958
	LX Hausys Ltd.	2,771	94,585
	LX Holdings Corp.	11,895	61,708
	LX International Corp.	10,486	235,190

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	LX Semicon Co. Ltd.	4,631	$253,853
	M.I.Tech Co. Ltd.	2,143	10,453
	Macquarie Korea Infrastructure Fund	38,204	341,795
	Macrogen, Inc.	1,693	26,340
	Maeil Dairies Co. Ltd.	1,774	54,820
	MAKUS, Inc.	3,327	23,630
*††	Manho Rope & Wire Ltd.	286	3,673
	Mcnex Co. Ltd.	5,226	79,838
*	MDS Tech, Inc.	17,151	15,648
*	ME2ON Co. Ltd.	10,493	18,455
	Mediana Co. Ltd.	3,641	15,569
*	Medipost Co. Ltd.	6,446	30,752
	Medytox, Inc.	821	103,616
	Meerecompany, Inc.	533	8,043
	MegaStudy Co. Ltd.	1,099	8,945
	MegaStudyEdu Co. Ltd.	2,659	101,171
	Meritz Financial Group, Inc.	16,623	1,024,555
	META BIOMED Co. Ltd.	5,245	17,329
	Mgame Corp.	9,985	41,374
*	MiCo Ltd.	4,582	41,620
*	Micro Digital Co. Ltd.	3,450	27,857
*	Mirae Asset Life Insurance Co. Ltd.	18,304	68,453
	Mirae Asset Securities Co. Ltd.	35,370	200,837
*	Mirae Asset Venture Investment Co. Ltd.	5,885	22,845
	Miwon Commercial Co. Ltd.	251	37,064
	Miwon Specialty Chemical Co. Ltd.	325	33,211
	MK Electron Co. Ltd.	5,111	34,901
*	MNTech Co. Ltd.	3,318	29,426
*	Mobase Electronics Co. Ltd.	20,515	28,598
	Modetour Network, Inc.	2,818	26,579
*	MONAYONGPYONG	4,568	11,753
	Moorim P&P Co. Ltd.	2,932	6,766
	Motonic Corp.	1,465	9,185
	Motrex Co. Ltd.	5,448	45,238
	mPlus Corp.	2,805	24,284
	MS Autotech Co. Ltd.	13,302	38,139
	Multicampus Co. Ltd.	345	7,982
	Myoung Shin Industrial Co. Ltd.	12,239	117,337
*	N2tech Co. Ltd.	19,675	8,517
	Namhae Chemical Corp.	3,990	20,490
*	Namsun Aluminum Co. Ltd.	40,282	45,919
*	Namuga Co. Ltd.	4,008	37,168
	Namyang Dairy Products Co. Ltd.	86	32,747
	Nasmedia Co. Ltd.	1,387	17,572
*	Nature & Environment Co. Ltd.	20,996	11,968
	Nature Holdings Co. Ltd.	4,418	39,519
	NAVER Corp.	2,455	313,117
	NCSoft Corp.	1,257	161,295
	NeoPharm Co. Ltd.	2,063	38,558
	Neosem, Inc.	2,906	28,272
	Neowiz	4,113	62,269
*	Nepes Ark Corp.	4,071	55,945
*	NEPES Corp.	3,519	32,474
*	Neptune Co.	4,171	17,210
*Ω	Netmarble Corp.	3,010	139,924
	New Power Plasma Co. Ltd.	11,819	46,726
*	Newflex Technology Co. Ltd.	3,734	14,856
	Nexen Corp.	6,627	22,498
	Nexen Tire Corp.	12,451	70,332

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Nexon Games Co. Ltd.	5,568	$96,709
	NEXTIN, Inc.	2,178	89,425
	NH Investment & Securities Co. Ltd.	31,759	322,610
	NHN Corp.	4,774	66,966
	NHN KCP Corp.	5,041	30,377
	NICE Holdings Co. Ltd.	5,885	44,683
	Nice Information & Telecommunication, Inc.	1,579	23,240
	NICE Information Service Co. Ltd.	7,223	54,399
	NICE Total Cash Management Co. Ltd.	2,475	9,055
	Nong Shim Holdings Co. Ltd.	533	27,422
	NongShim Co. Ltd.	804	282,886
	NOROO Paint & Coatings Co. Ltd.	5,290	37,039
	NOVAREX Co. Ltd.	5,483	37,190
	OCI Co. Ltd.	1,956	119,013
	OCI Holdings Co. Ltd.	4,954	266,406
*	Okins Electronics Co. Ltd.	2,894	14,398
	Opasnet Co. Ltd.	1,536	8,855
	OptoElectronics Solutions Co. Ltd.	883	7,308
	Oriental Precision & Engineering Co. Ltd.	410	1,286
	Orion Corp.	5,982	383,336
	Orion Holdings Corp.	9,388	102,334
*	OSTEONIC Co. Ltd.	5,143	19,015
*††	Osung Advanced Materials Co. Ltd.	9,664	17,214
	Ottogi Corp.	667	211,932
*	P&H Tech Co. Ltd.	1,620	16,442
	Paik Kwang Industrial Co. Ltd.	4,701	31,209
	Pan Ocean Co. Ltd.	79,629	225,017
	Pang Rim Co. Ltd.	5,498	10,264
	Paradise Co. Ltd.	13,980	120,427
	Park Systems Corp.	1,265	153,228
	Partron Co. Ltd.	17,062	94,197
	Paseco Co. Ltd.	1,000	6,672
*	Pearl Abyss Corp.	1,782	55,318
*	Pemtron Corp.	2,730	10,209
*	People & Technology, Inc.	4,959	197,846
	PHA Co. Ltd.	2,750	23,753
	PharmaResearch Co. Ltd.	1,794	175,793
*	PharmGen Science, Inc.	1,673	6,477
*	Pharmicell Co. Ltd.	4,555	17,400
*	Philenergy Co. Ltd.	136	1,604
	Philoptics Co. Ltd.	2,005	26,229
*	PI Advanced Materials Co. Ltd.	1,397	28,490
*	Pond Group Co. Ltd.	2,084	8,252
*	PonyLink Co. Ltd.	13,357	26,938
	Poongsan Corp.	5,996	255,771
	Poongsan Holdings Corp.	2,082	41,026
	Posco DX Co. Ltd.	8,271	175,352
	POSCO Future M Co. Ltd.	564	88,008
	POSCO Holdings, Inc. (005490 KS)	8,220	2,125,695
	Posco International Corp.	9,203	358,127
	Posco M-Tech Co. Ltd.	1,400	18,834
	POSCO Steeleon Co. Ltd.	1,461	46,377
*	Power Logics Co. Ltd.	7,250	32,884
	Protec Co. Ltd.	1,282	25,939
	PSK, Inc.	5,349	123,120
	Pulmuone Co. Ltd.	2,957	30,066
	Pumtech Korea Co. Ltd.	1,199	42,221
*	Rainbow Robotics	329	33,667
*	Ray Co. Ltd.	2,122	17,095

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Rayence Co. Ltd.	1,013	$5,851
*	Refine Co. Ltd.	4,254	35,698
	Reyon Pharmaceutical Co. Ltd.	2,064	21,050
	RFHIC Corp.	2,728	26,760
*	RFTech Co. Ltd.	6,418	16,437
	Rorze Systems Corp.	1,322	13,072
	S Net Systems, Inc.	2,828	9,148
	S&S Tech Corp.	3,911	85,786
	S-1 Corp.	3,791	156,320
	Sajo Industries Co. Ltd.	304	10,302
	Sajodaerim Corp.	1,071	53,221
	Sajodongaone Co. Ltd.	12,597	9,574
*	Sam Chun Dang Pharm Co. Ltd.	898	120,068
	Sam Young Electronics Co. Ltd.	2,072	13,774
	Sam Yung Trading Co. Ltd.	3,091	29,079
	Sam-A Aluminum Co. Ltd.	398	15,139
	Sambo Motors Co. Ltd.	4,739	16,297
*	Sambu Engineering & Construction Co. Ltd.	15,885	17,343
	Samchully Co. Ltd.	401	26,402
	SAMHWA Paints Industrial Co. Ltd.	5,105	29,482
	Samick THK Co. Ltd.	1,032	8,167
*	Samil Pharmaceutical Co. Ltd.	2,221	15,503
	Samji Electronics Co. Ltd.	1,801	11,404
	Samjin Pharmaceutical Co. Ltd.	1,982	27,758
*	Samkee Corp.	7,045	8,516
	Sammok S-Form Co. Ltd.	925	14,116
	SAMPYO Cement Co. Ltd.	12,769	33,405
*Ω	Samsung Biologics Co. Ltd.	1,456	998,947
	Samsung C&T Corp.	9,148	1,041,975
	Samsung Card Co. Ltd. (029780 KS)	6,980	214,279
*	Samsung E&A Co. Ltd.	33,914	708,389
	Samsung Electro-Mechanics Co. Ltd.	9,589	1,120,977
	Samsung Electronics Co. Ltd. (005930 KS)	304,870	18,798,961
	Samsung Electronics Co. Ltd. (SSNHZ US), GDR	3,955	6,086,745
	Samsung Fire & Marine Insurance Co. Ltd.	6,325	1,719,952
*	Samsung Heavy Industries Co. Ltd.	68,628	588,363
	Samsung Life Insurance Co. Ltd.	7,498	529,175
*	Samsung Pharmaceutical Co. Ltd.	8,615	10,234
	Samsung Publishing Co. Ltd.	1,438	17,652
	Samsung SDI Co. Ltd.	7,585	1,783,455
	Samsung SDS Co. Ltd.	6,761	731,614
	Samsung Securities Co. Ltd.	14,651	479,337
	SAMT Co. Ltd.	21,138	54,456
	Samwha Capacitor Co. Ltd.	1,512	48,280
	Samwha Electric Co. Ltd.	434	15,811
	Samyang Corp.	1,318	47,513
	Samyang Foods Co. Ltd.	812	364,719
	Samyang Holdings Corp.	830	42,269
	Samyang Packaging Corp.	1,489	20,562
	Samyoung Co. Ltd.	3,726	10,311
	Sang-A Frontec Co. Ltd.	2,092	32,919
*	Sangbo Corp.	5,925	6,475
	Sangsin Energy Display Precision Co. Ltd.	2,849	26,411
	Saramin Co. Ltd.	2,002	26,189
	Satrec Initiative Co. Ltd.	279	8,674
*	SD Biosensor, Inc.	13,162	92,438
	SeAH Besteel Holdings Corp.	6,722	92,909
	SeAH Steel Corp.	468	43,201
	SeAH Steel Holdings Corp.	609	79,612

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Sebang Co. Ltd.	4,106	$42,205
	Sebang Global Battery Co. Ltd.	1,714	115,568
	Seegene, Inc.	9,560	150,236
	Segyung Hitech Co. Ltd.	3,051	16,841
	Sejin Heavy Industries Co. Ltd.	6,485	42,835
	Sekonix Co. Ltd.	6,204	27,164
	Seobu T&D	8,529	41,489
	Seohee Construction Co. Ltd.	27,909	27,170
*	Seojin System Co. Ltd.	6,575	130,067
*	Seoul Auction Co. Ltd.	840	4,816
	Seoul City Gas Co. Ltd.	119	4,819
	Seoul Semiconductor Co. Ltd.	12,649	84,459
	Seoyon Co. Ltd.	6,312	38,311
	Seoyon E-Hwa Co. Ltd.	6,594	78,755
*††	Sewon E&C Co. Ltd.	4,592	1,178
	SFA Engineering Corp.	5,965	110,393
*	SFA Semicon Co. Ltd.	12,986	45,212
	SGC Energy Co. Ltd.	3,131	61,772
	Shin Heung Energy & Electronics Co. Ltd.	8,010	43,612
	Shindaeyang Paper Co. Ltd.	4,097	16,293
	Shinhan Financial Group Co. Ltd. (055550 KS)	70,301	3,091,902
	Shinsegae Information & Communication Co. Ltd.	1,797	12,827
	Shinsegae International, Inc.	6,297	65,130
	Shinsegae, Inc.	3,115	345,412
	Shinsung Delta Tech Co. Ltd.	3,591	138,685
*	Shinsung E&G Co. Ltd.	20,702	27,986
	Shinwon Corp.	6,571	6,332
	Shinyoung Securities Co. Ltd.	1,094	57,961
*	Showbox Corp.	3,873	10,410
*	Signetics Corp.	16,206	13,579
	Simmtech Co. Ltd.	3,369	74,999
	Sindoh Co. Ltd.	945	25,728
	Sinil Pharm Co. Ltd.	1,809	10,257
	SJG Sejong	5,980	22,353
*	SK Biopharmaceuticals Co. Ltd.	990	62,186
*	SK Bioscience Co. Ltd.	1,272	51,628
	SK Chemicals Co. Ltd.	3,652	132,661
	SK D&D Co. Ltd.	4,089	28,041
	SK Discovery Co. Ltd.	2,784	77,337
*	SK Eternix Co. Ltd.	4,021	51,495
	SK Gas Ltd.	998	129,930
	SK Hynix, Inc.	55,500	7,960,003
*Ω	SK IE Technology Co. Ltd.	2,133	58,472
*	SK Innovation Co. Ltd.	6,769	516,177
	SK Networks Co. Ltd.	42,181	143,172
*	SK oceanplant Co. Ltd.	8,980	83,328
	SK Securities Co. Ltd.	75,436	30,774
	SK Telecom Co. Ltd. (017670 KS)	11,077	438,306
	SK, Inc.	6,830	749,108
*	SKC Co. Ltd.	1,135	113,166
	SL Corp.	6,107	165,454
	SM Entertainment Co. Ltd.	3,242	167,110
*	SMCore, Inc.	1,819	6,069
*	SMEC Co. Ltd.	14,790	35,030
	SNT Dynamics Co. Ltd.	4,529	68,204
	SNT Holdings Co. Ltd.	838	14,256
	SNT Motiv Co. Ltd.	3,242	101,580
*	SNU Precision Co. Ltd.	3,552	5,435
*	SOCAR, Inc.	1,795	25,445

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	S-Oil Corp.	12,928	$637,761
*	Solborn, Inc.	2,404	7,050
	Solid, Inc.	16,970	65,427
*	SOLUM Co. Ltd.	11,059	145,862
	Solus Advanced Materials Co. Ltd.	7,279	80,711
	Songwon Industrial Co. Ltd.	4,658	40,238
	Soop Co. Ltd.	2,072	156,497
	Soosan Heavy Industries Co. Ltd.	15,166	23,634
	Soosan Industries Co. Ltd.	1,960	31,960
	Soulbrain Co. Ltd.	948	183,139
	Soulbrain Holdings Co. Ltd.	1,690	67,910
	SPC Samlip Co. Ltd.	416	16,532
	SPG Co. Ltd.	2,287	39,394
	Spigen Korea Co. Ltd.	851	17,413
	ST Pharm Co. Ltd.	2,097	136,748
	STIC Investments, Inc.	9,843	71,792
	Straffic Co. Ltd.	6,177	16,607
*	Studio Dragon Corp.	3,464	95,611
*	STX Heavy Industries Co. Ltd.	3,750	63,024
*	Sugentech, Inc.	6,240	29,228
	Suheung Co. Ltd.	1,349	18,921
*	Sukgyung AT Co. Ltd.	291	10,261
	Sun Kwang Co. Ltd.	934	11,464
	Sung Kwang Bend Co. Ltd.	7,803	81,449
*	Sungchang Enterprise Holdings Ltd.	5,726	6,979
*	Sungeel Hitech Co. Ltd.	542	24,076
	Sungshin Cement Co. Ltd.	4,045	26,813
	Sungwoo Hitech Co. Ltd.	17,363	95,823
	Sunjin Co. Ltd.	3,521	17,593
	Sunny Electronics Corp.	7,540	8,868
*	Suprema, Inc.	1,957	37,016
*	SY Co. Ltd.	10,076	36,272
*	Synergy Innovation Co. Ltd.	13,058	25,041
*	Synopex, Inc.	19,757	165,131
	Systems Technology, Inc.	2,209	46,291
	T&L Co. Ltd.	1,291	57,175
	Tae Kyung Industrial Co. Ltd.	2,222	8,677
	Taekwang Industrial Co. Ltd.	88	38,841
	Taekyung BK Co. Ltd.	4,661	16,806
*††	Taewoong Co. Ltd.	2,747	32,761
	Taeyang Metal Industrial Co. Ltd.	2,443	5,269
*	Taihan Electric Wire Co. Ltd.	10,479	105,475
	TCC Steel	1,417	38,209
	TechWing, Inc.	9,961	399,049
*	Telcon RF Pharmaceutical, Inc.	15,110	7,794
	Telechips, Inc.	1,750	22,311
	TEMC CNS Co. Ltd.	1,989	12,347
	TES Co. Ltd.	2,767	42,149
*	Theragen Etex Co. Ltd.	3,017	8,639
	TK Corp.	6,446	76,579
	TKG Huchems Co. Ltd.	8,243	114,560
	TLB Co. Ltd.	1,294	18,335
	Tokai Carbon Korea Co. Ltd.	1,440	120,045
	Tongyang Life Insurance Co. Ltd.	18,581	107,684
	Tongyang, Inc.	32,625	20,061
*	Tonymoly Co. Ltd.	2,992	20,858
*	Top Engineering Co. Ltd.	4,182	14,649
	Toptec Co. Ltd.	9,989	51,004
	Tovis Co. Ltd.	3,928	56,044

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	TS Corp.	5,517	$12,367
*	TSE Co. Ltd.	504	18,848
*	Tuksu Construction Co. Ltd.	1,248	6,779
	TYM Corp.	8,599	21,838
	UBCare Co. Ltd.	1,821	5,846
	Ubiquoss Holdings, Inc.	774	5,875
	Ubiquoss, Inc.	2,069	22,168
	Ubivelox, Inc.	4,935	29,062
	Uju Electronics Co. Ltd.	1,489	15,520
*	Uni-Chem Co. Ltd.	8,568	9,713
	Unid Co. Ltd.	1,268	79,577
	Union Semiconductor Equipment & Materials Co. Ltd.	4,859	31,165
	Uniquest Corp.	1,908	7,492
	UniTest, Inc.	2,780	24,615
	Unitrontech Co. Ltd.	9,773	41,675
	Value Added Technology Co. Ltd.	2,625	49,217
*	Viatron Technologies, Inc.	2,136	11,692
*††	Vidente Co. Ltd.	14,607	6,610
	Vieworks Co. Ltd.	1,460	28,024
*	Vina Tech Co. Ltd.	336	10,298
	Vitzro Tech Co. Ltd.	4,793	28,486
	Vitzrocell Co. Ltd.	4,747	69,394
*	VM, Inc.	2,186	18,895
*	VT Co. Ltd.	4,643	117,772
	Webcash Corp.	2,174	12,563
	Webzen, Inc.	4,151	52,147
*	Wemade Max Co. Ltd.	2,097	14,667
*	Wemade Play Co. Ltd.	1,487	9,512
	Whanin Pharmaceutical Co. Ltd.	3,526	36,871
	Wins Co. Ltd.	3,156	31,179
	WiSoL Co. Ltd.	7,448	39,099
*	Wonik Holdings Co. Ltd.	7,724	18,066
*	WONIK IPS Co. Ltd.	3,756	104,193
	Wonik Materials Co. Ltd.	2,408	55,873
	Wonik QnC Corp.	4,295	97,135
	Woojin, Inc.	3,968	25,159
*	Woongjin Co. Ltd.	9,328	7,485
*	Woongjin Thinkbig Co. Ltd.	16,826	22,684
*	Wooree Bio Co. Ltd.	10,286	38,553
	Woori Financial Group, Inc. (316140 KS)	133,610	1,537,878
*	Woori Technology Investment Co. Ltd.	17,795	110,130
*	Woori Technology, Inc.	17,393	30,136
	Woorison F&G Co. Ltd.	5,749	5,754
	Woory Industrial Co. Ltd.	2,268	22,249
	Wooshin Systems Co. Ltd.	2,478	12,471
*	Woosu AMS Co. Ltd.	5,430	12,166
	Worldex Industry & Trading Co. Ltd.	2,799	48,199
*	Wysiwyg Studios Co. Ltd.	18,114	20,579
	Y G-1 Co. Ltd.	4,569	18,967
*	YC Corp.	4,133	56,702
	Y-entec Co. Ltd.	2,199	11,507
	YG Entertainment, Inc.	3,265	91,536
*	YG PLUS	10,005	23,182
	Youlchon Chemical Co. Ltd.	1,117	20,018
	Young Poong Corp.	94	21,605
	Young Poong Precision Corp.	3,606	27,095
	Youngone Corp.	9,593	272,654
	Youngone Holdings Co. Ltd.	2,258	133,687
	Yuanta Securities Korea Co. Ltd.	27,721	60,657

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Yuhan Corp.	3,635	$250,486
	Zeus Co. Ltd.	3,897	41,913
	Zinus, Inc.	3,333	36,318
TOTAL SOUTH KOREA			148,581,905
TAIWAN — (24.8%)
	104 Corp.	2,000	13,952
	91APP, Inc.	21,000	58,266
	Aaeon Technology, Inc.	8,000	40,656
	ABC Taiwan Electronics Corp.	19,210	12,676
	Abico Avy Co. Ltd.	45,000	43,814
#	Ability Enterprise Co. Ltd.	84,000	127,351
	Ability Opto-Electronics Technology Co. Ltd.	13,000	94,409
#	AcBel Polytech, Inc.	225,890	248,329
	Accton Technology Corp.	65,000	1,018,893
	Acer E-Enabling Service Business, Inc.	1,000	7,910
	Acer, Inc.	353,000	476,467
	ACES Electronic Co. Ltd.	46,882	71,082
*	Acon Holding, Inc.	108,000	37,464
#	Acter Group Corp. Ltd.	35,000	258,079
	Action Electronics Co. Ltd.	70,000	51,898
	Actron Technology Corp.	15,902	85,612
	ADATA Technology Co. Ltd.	123,953	355,709
	Adda Corp.	11,000	11,160
	Addcn Technology Co. Ltd.	5,903	35,311
*	Adimmune Corp.	74,000	63,283
#	Adlink Technology, Inc.	27,000	59,115
	Advanced Ceramic X Corp.	15,000	82,315
	Advanced Energy Solution Holding Co. Ltd.	13,000	208,352
	Advanced International Multitech Co. Ltd.	45,000	112,381
*	Advanced Optoelectronic Technology, Inc.	42,000	32,426
	Advanced Power Electronics Corp.	11,000	26,665
*	Advanced Wireless Semiconductor Co.	39,000	128,198
	Advancetek Enterprise Co. Ltd.	103,000	211,800
	Advantech Co. Ltd.	59,498	632,854
	AEON Motor Co. Ltd.	9,000	9,812
	Aero Win Technology Corp.	12,000	14,065
	Aerospace Industrial Development Corp.	79,000	124,054
	AGV Products Corp.	104,000	39,820
#	AIC, Inc.	11,000	128,157
	Air Asia Co. Ltd.	10,000	10,283
	Airtac International Group	25,000	640,842
	Alchip Technologies Ltd.	7,000	570,144
#	Alexander Marine Co. Ltd.	11,272	116,128
*	ALI Corp.	44,000	27,975
	Allied Circuit Co. Ltd.	6,000	23,874
	Allied Supreme Corp.	18,000	221,229
#	Allis Electric Co. Ltd.	50,260	212,940
	Alltek Technology Corp.	84,480	94,057
	Alltop Technology Co. Ltd.	17,000	116,574
	Alpha Networks, Inc.	72,000	73,887
	Altek Corp.	102,000	116,988
	Amazing Microelectronic Corp.	28,564	80,624
	Ambassador Hotel	63,000	137,478
	AMPACS Corp.	27,000	49,940
	Ampak Technology, Inc.	14,000	73,626
	Ampire Co. Ltd.	18,000	21,954
	Ample Electronic Technology Co. Ltd.	7,000	26,132
	AMPOC Far-East Co. Ltd.	26,000	66,506

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	AmTRAN Technology Co. Ltd.	195,935	$128,345
#	Anji Technology Co. Ltd.	27,299	31,504
#	Anpec Electronics Corp.	28,000	154,252
	Aopen, Inc.	11,000	19,282
	AP Memory Technology Corp.	7,000	68,862
#	Apac Opto Electronics, Inc.	24,000	65,019
	Apacer Technology, Inc.	37,000	61,188
#	APAQ Technology Co. Ltd.	10,000	47,091
	APCB, Inc.	49,000	27,679
	Apex Biotechnology Corp.	25,000	24,171
	Apex Dynamics, Inc.	6,000	56,203
	Apex International Co. Ltd.	47,000	77,584
	Apex Science & Engineering	53,000	22,830
	Apogee Optocom Co. Ltd.	7,000	13,242
	ARBOR Technology Corp.	9,000	11,970
	Arcadyan Technology Corp.	53,000	238,610
#	Ardentec Corp.	236,000	461,929
	Ares International Corp.	12,000	18,749
	Argosy Research, Inc.	23,000	103,625
#	Arizon RFID Technology Cayman Co. Ltd.	8,000	54,144
	ASE Technology Holding Co. Ltd.	432,000	2,016,191
	Asia Cement Corp.	372,000	469,968
	Asia Electronic Material Co. Ltd.	22,000	13,941
	Asia Optical Co., Inc.	64,000	176,564
	Asia Polymer Corp.	121,000	70,748
	Asia Tech Image, Inc.	25,000	56,846
	Asia Vital Components Co. Ltd.	43,331	862,798
	ASIX Electronics Corp.	16,000	54,271
	ASMedia Technology, Inc.	2,000	103,308
	ASolid Technology Co. Ltd.	9,000	18,213
	ASPEED Technology, Inc.	4,200	529,198
#	ASROCK, Inc.	16,000	98,483
	Asustek Computer, Inc.	74,000	1,037,752
	ATE Energy International Co. Ltd.	33,000	30,242
	Aten International Co. Ltd.	19,000	45,786
	Auden Techno Corp.	10,358	37,586
	Audix Corp.	14,000	31,027
	AUO Corp. (2409 TT)	1,059,200	578,324
#	AURAS Technology Co. Ltd.	7,000	145,460
	Aurora Corp.	9,000	19,096
	Avalue Technology, Inc.	25,000	75,396
	AVer Information, Inc.	11,000	16,331
	Avermedia Technologies	38,000	50,597
	Axiomtek Co. Ltd.	24,893	71,077
*	Azurewave Technologies, Inc.	35,000	46,705
	Bafang Yunji International Co. Ltd.	14,000	67,816
*	Bank of Kaohsiung Co. Ltd.	236,655	91,508
	Basso Industry Corp.	55,000	70,069
	BenQ Materials Corp.	73,000	70,950
	BES Engineering Corp.	454,000	217,472
	Billion Electric Co. Ltd.	13,000	15,277
	Bin Chuan Enterprise Co. Ltd.	17,000	14,824
	Bionime Corp.	5,000	10,065
*	Biostar Microtech International Corp.	31,000	22,417
	Bioteque Corp.	15,000	58,521
	Bizlink Holding, Inc.	52,183	609,174
	Bon Fame Co. Ltd.	9,000	25,483
#*	Bonny Worldwide Ltd.	5,000	39,289
	Bora Pharmaceuticals Co. Ltd.	10,494	262,906

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Brave C&H Supply Co. Ltd.	8,000	$35,995
	Brightek Optoelectronic Co. Ltd.	19,000	27,326
	Brighten Optix Corp.	2,248	10,596
	Brighton-Best International Taiwan, Inc.	150,000	161,251
	Brillian Network & Automation Integrated System Co. Ltd.	9,000	59,152
	Browave Corp.	20,000	99,555
	C Sun Manufacturing Ltd.	25,600	149,903
*	Calin Technology Co. Ltd.	33,000	46,178
	Calitech Co. Ltd.	10,000	21,246
	Cameo Communications, Inc.	36,000	11,628
	Capital Futures Corp.	39,000	65,001
	Capital Securities Corp.	525,000	376,560
	Career Technology MFG. Co. Ltd.	149,889	104,778
	Carnival Industrial Corp.	28,000	9,613
#	Castles Technology Co. Ltd.	24,024	90,887
	Caswell, Inc.	19,000	75,326
	Catcher Technology Co. Ltd.	94,000	612,295
	Cathay Consolidated, Inc.	14,299	42,692
	Cathay Financial Holding Co. Ltd.	640,358	1,226,172
	Cathay Real Estate Development Co. Ltd.	182,000	172,785
	Cayman Engley Industrial Co. Ltd.	13,000	19,318
	CCP Contact Probes Co. Ltd.	28,834	39,915
*	Celxpert Energy Corp.	11,821	9,535
#	Center Laboratories, Inc.	181,773	277,490
#	Central Reinsurance Co. Ltd.	132,105	107,093
	Century Iron & Steel Industrial Co. Ltd.	52,000	351,019
	Chailease Holding Co. Ltd.	179,402	836,937
	Chain Chon Industrial Co. Ltd.	23,032	11,453
*	ChainQui Construction Development Co. Ltd.	49,000	39,146
#	Chaintech Technology Corp.	13,000	13,273
*	Champion Building Materials Co. Ltd.	34,200	13,743
	Champion Microelectronic Corp.	20,000	32,618
	Chang Hwa Commercial Bank Ltd.	612,869	350,520
	Chang Wah Electromaterials, Inc.	87,000	122,444
	Chang Wah Technology Co. Ltd.	168,000	199,713
#	Channel Well Technology Co. Ltd.	63,000	127,368
	Chant Sincere Co. Ltd.	19,000	40,173
	Charoen Pokphand Enterprise	70,800	218,980
#	Chateau International Development Co. Ltd.	11,275	16,062
#	CHC Healthcare Group	42,000	60,093
	CHC Resources Corp.	7,000	14,603
	Chen Full International Co. Ltd.	25,000	31,658
	Chenbro Micom Co. Ltd.	8,000	68,780
	Cheng Loong Corp.	329,000	263,792
*	Cheng Mei Materials Technology Corp.	152,962	73,208
	Cheng Shin Rubber Industry Co. Ltd.	521,000	767,670
	Cheng Uei Precision Industry Co. Ltd.	137,000	296,366
	Chenming Electronic Technology Corp.	25,000	82,447
	Chia Chang Co. Ltd.	34,000	44,915
	Chia Hsin Cement Corp.	113,220	62,113
	Chicony Electronics Co. Ltd.	165,000	786,299
	Chicony Power Technology Co. Ltd.	77,000	314,246
	Chief Telecom, Inc.	8,300	108,694
	Chieftek Precision Co. Ltd.	23,100	66,203
	Chien Kuo Construction Co. Ltd.	49,000	36,524
	Chien Shing Harbour Service Co. Ltd.	6,000	9,364
*	Chien Shing Stainless Steel Co. Ltd.	58,000	22,457
#	China Airlines Ltd.	974,000	685,163
	China Bills Finance Corp.	196,000	89,233

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	China Chemical & Pharmaceutical Co. Ltd.	50,000	$33,277
	China Container Terminal Corp.	19,000	19,720
	China Development Financial Holding Corp.	1,497,000	738,830
	China Ecotek Corp.	8,000	15,229
	China Electric Manufacturing Corp.	101,000	59,243
#	China General Plastics Corp.	138,000	74,728
	China Glaze Co. Ltd.	46,000	33,624
*	China Man-Made Fiber Corp.	382,000	99,266
	China Metal Products	92,000	122,238
	China Motor Corp.	35,000	105,080
*	China Petrochemical Development Corp.	1,213,490	388,910
	China Steel Chemical Corp.	59,000	180,843
#	China Steel Corp.	1,226,000	867,729
	China Steel Structure Co. Ltd.	27,000	44,720
#	China Wire & Cable Co. Ltd.	30,000	37,757
	Chinese Maritime Transport Ltd.	18,000	24,203
	Ching Feng Home Fashions Co. Ltd.	20,500	17,906
#	Chin-Poon Industrial Co. Ltd.	125,000	171,851
	Chipbond Technology Corp.	265,000	515,473
	ChipMOS Technologies, Inc. (8150 TT)	275,000	332,095
	Chlitina Holding Ltd.	19,301	87,026
	Chong Hong Construction Co. Ltd.	53,000	221,079
	Chroma ATE, Inc.	62,000	577,278
	Chun YU Works & Co. Ltd.	23,750	17,979
	Chun Yuan Steel Industry Co. Ltd.	143,000	80,996
#	Chung Hung Steel Corp.	260,000	169,658
	Chung Hwa Food Industrial Co. Ltd.	7,000	19,261
*	Chung Hwa Pulp Corp.	151,000	94,478
	Chung Lien Co. Ltd.	9,000	11,519
#	Chung-Hsin Electric & Machinery Manufacturing Corp.	104,000	603,048
	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	15,000	23,597
	Chunghwa Precision Test Tech Co. Ltd.	7,000	92,395
#	Chunghwa Telecom Co. Ltd. (2412 TT)	62,000	229,740
	Chunghwa Telecom Co. Ltd. (CHT US), Sponsored ADR	19,514	724,945
	CKM Applied Materials Corp.	8,000	8,688
	Cleanaway Co. Ltd. (8422 TT)	28,000	153,500
#	Clevo Co.	108,000	201,177
#*	CMC Magnetics Corp.	296,800	112,137
	C-Media Electronics, Inc.	13,000	18,698
	Collins Co. Ltd.	38,000	23,739
	Compal Electronics, Inc.	678,000	656,925
	Compeq Manufacturing Co. Ltd.	236,000	566,381
	Complex Micro Interconnection Co. Ltd.	21,000	29,734
#	Compucase Enterprise	25,000	46,428
#	Concord International Securities Co. Ltd.	100,752	60,370
*	Concord Securities Co. Ltd.	227,000	109,874
	Continental Holdings Corp.	131,000	142,143
#	Contrel Technology Co. Ltd.	46,000	86,684
	Coremax Corp.	29,555	58,281
	Coretronic Corp.	92,000	211,101
#	Co-Tech Development Corp.	80,000	158,715
	Coxon Precise Industrial Co. Ltd.	38,000	22,285
	Cryomax Cooling System Corp.	18,000	28,377
*	CSBC Corp. Taiwan	75,000	38,365
	CTBC Financial Holding Co. Ltd.	2,336,000	2,535,536
	CTCI Advanced Systems, Inc.	3,000	16,120
	CTCI Corp.	204,000	333,944
	CTI Traffic Industries Co. Ltd.	4,000	20,572
	Cub Elecparts, Inc.	30,000	104,052

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	CviLux Corp.	16,000	$33,555
	Cyberlink Corp.	21,000	64,205
#	CyberPower Systems, Inc.	15,600	121,585
*	CyberTAN Technology, Inc.	81,000	74,610
	Cystech Electronics Corp.	8,000	17,171
	DA CIN Construction Co. Ltd.	88,200	159,166
	Dah San Electric Wire & Cable Co. Ltd.	24,000	49,625
	Da-Li Development Co. Ltd.	129,885	266,599
	Darfon Electronics Corp.	75,000	127,151
#	Darwin Precisions Corp.	154,000	67,006
#	Daxin Materials Corp.	27,000	116,400
	De Licacy Industrial Co. Ltd.	57,240	23,044
	Delpha Construction Co. Ltd.	21,000	36,927
	Delta Electronics, Inc.	165,000	2,119,231
	Depo Auto Parts Ind Co. Ltd.	36,000	294,134
	DFI, Inc.	10,000	20,964
	Dimerco Data System Corp.	15,600	56,051
	Dimerco Express Corp.	43,052	116,017
	DingZing Advanced Materials, Inc.	5,000	27,548
	D-Link Corp.	173,000	97,093
	Donpon Precision, Inc.	26,000	24,008
	Dr Wu Skincare Co. Ltd.	5,000	23,731
	Draytek Corp.	16,000	22,801
	Drewloong Precision, Inc.	8,357	38,661
*	Dyaco International, Inc.	42,286	39,771
#	Dynamic Holding Co. Ltd.	104,000	187,468
	Dynamic Medical Technologies, Inc.	4,000	12,586
	Dynapack International Technology Corp.	49,000	165,204
#	E Ink Holdings, Inc.	102,000	841,616
	E.Sun Financial Holding Co. Ltd.	1,889,895	1,531,164
	Eastech Holding Ltd.	18,000	71,350
*	Eastern Media International Corp.	107,680	71,715
	Eclat Textile Co. Ltd.	44,000	714,621
	eCloudvalley Digital Technology Co. Ltd.	14,000	46,177
#	ECOVE Environment Corp.	16,000	142,547
	Edimax Technology Co. Ltd.	82,000	103,555
	Edison Opto Corp.	22,084	17,736
#	Edom Technology Co. Ltd.	42,000	55,418
*	EirGenix, Inc.	20,000	53,358
	Elan Microelectronics Corp.	123,000	520,522
	E-Lead Electronic Co. Ltd.	8,202	14,448
	E-LIFE MALL Corp.	17,000	43,419
*	Elite Advanced Laser Corp.	48,000	188,027
	Elite Material Co. Ltd.	70,000	951,185
	Elite Semiconductor Microelectronics Technology, Inc.	47,000	122,736
#	Elitegroup Computer Systems Co. Ltd.	91,000	79,978
	eMemory Technology, Inc.	11,000	781,388
	Emerging Display Technologies Corp.	66,000	56,975
	ENE Technology, Inc.	7,000	11,462
	Ennoconn Corp.	34,272	320,051
	Ennostar, Inc.	212,000	266,747
*	Epileds Technologies, Inc.	30,000	24,513
*	Episil Technologies, Inc.	31,000	58,554
	Episil-Precision, Inc.	37,086	73,061
	Eris Technology Corp.	6,633	62,060
	Eson Precision Ind Co. Ltd.	45,000	85,096
	Eternal Materials Co. Ltd.	354,950	333,272
	Eurocharm Holdings Co. Ltd.	8,000	51,197
#	Eva Airways Corp.	943,000	993,847

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Ever Supreme Bio Technology Co. Ltd.	4,200	$24,751
*	Everest Textile Co. Ltd.	98,000	23,799
	Evergreen Aviation Technologies Corp.	40,000	122,159
	Evergreen International Storage & Transport Corp.	163,000	153,936
	Evergreen Marine Corp. Taiwan Ltd.	200,400	1,040,864
#	Evergreen Steel Corp.	59,000	220,109
	Everlight Chemical Industrial Corp.	136,000	90,642
	Everlight Electronics Co. Ltd.	158,000	377,364
*	Everspring Industry Co. Ltd.	28,000	11,073
*	Evertop Wire Cable Corp.	36,000	25,082
	Excel Cell Electronic Co. Ltd.	19,000	15,023
	Excellence Opto, Inc.	41,000	34,877
	Excelliance Mos Corp.	6,000	19,124
	Excelsior Medical Co. Ltd.	33,940	91,869
#	EZconn Corp.	11,000	156,129
	Far Eastern Department Stores Ltd.	288,000	268,591
	Far Eastern International Bank	721,648	339,442
	Far Eastern New Century Corp.	774,000	805,176
	Far EasTone Telecommunications Co. Ltd.	351,797	926,742
	Faraday Technology Corp.	32,081	296,264
	Farglory F T Z Investment Holding Co. Ltd.	33,757	55,105
	Farglory Land Development Co. Ltd.	85,000	223,738
	FDC International Hotels Corp.	2,000	3,829
	Feature Integration Technology, Inc.	10,000	24,941
*	Federal Corp.	96,000	65,160
	Feedback Technology Corp.	14,040	62,837
	Feng Hsin Steel Co. Ltd.	117,000	283,167
	Feng TAY Enterprise Co. Ltd.	99,880	427,804
#	FIC Global, Inc.	12,000	16,528
*	FineMat Applied Materials Co. Ltd.	19,000	24,277
	FineTek Co. Ltd.	13,000	50,620
	Firich Enterprises Co. Ltd.	44,000	45,042
#*	First Copper Technology Co. Ltd.	43,000	59,766
	First Financial Holding Co. Ltd.	1,431,920	1,282,503
#	First Hi-Tec Enterprise Co. Ltd.	18,000	48,684
	First Hotel	65,000	30,400
	First Insurance Co. Ltd.	75,000	52,269
*	First Steamship Co. Ltd.	288,000	68,398
#	FIT Holding Co. Ltd.	58,000	101,571
	Fitipower Integrated Technology, Inc.	41,150	330,946
#*	Fittech Co. Ltd.	25,000	93,577
	FLEXium Interconnect, Inc.	137,000	370,711
	Flytech Technology Co. Ltd.	36,000	92,768
#	FocalTech Systems Co. Ltd.	59,000	150,082
#	Forcecon Tech Co. Ltd.	25,454	130,733
*	Forest Water Environment Engineering Co. Ltd.	17,000	24,780
	Formosa Advanced Technologies Co. Ltd.	58,000	65,435
	Formosa Chemicals & Fibre Corp.	365,000	555,735
*	Formosa Electronic Industries, Inc.	10,000	11,473
	Formosa International Hotels Corp.	17,000	109,432
#	Formosa Laboratories, Inc.	52,000	166,024
	Formosa Oilseed Processing Co. Ltd.	10,500	45,952
	Formosa Optical Technology Co. Ltd.	8,000	23,347
#	Formosa Petrochemical Corp.	42,000	82,407
#	Formosa Plastics Corp.	396,000	699,265
#	Formosa Sumco Technology Corp.	13,000	60,511
#	Formosa Taffeta Co. Ltd.	297,000	201,593
	Formosan Rubber Group, Inc.	61,700	51,516
	Formosan Union Chemical	75,000	55,378

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Fortune Electric Co. Ltd.	22,000	$469,501
	Founding Construction & Development Co. Ltd.	49,000	36,091
#	Foxconn Technology Co. Ltd.	149,000	299,743
	Foxsemicon Integrated Technology, Inc.	27,000	254,324
#	Franbo Lines Corp.	116,663	69,324
	Froch Enterprise Co. Ltd.	56,000	28,886
	FSP Technology, Inc.	51,000	88,892
	Fu Chun Shin Machinery Manufacture Co. Ltd.	27,315	15,778
	Fu Hua Innovation Co. Ltd.	111,890	132,944
	Fubon Financial Holding Co. Ltd.	524,407	1,420,075
	Fulgent Sun International Holding Co. Ltd.	62,000	224,377
*	Full Wang International Development Co. Ltd.	14,000	23,302
	Fullerton Technology Co. Ltd.	16,000	11,256
#	Fulltech Fiber Glass Corp.	112,117	81,400
	Fusheng Precision Co. Ltd.	35,000	305,849
	Fwusow Industry Co. Ltd.	53,045	29,151
#	G Shank Enterprise Co. Ltd.	53,416	162,289
*	G Tech Optoelectronics Corp.	18,840	14,589
	Gamania Digital Entertainment Co. Ltd.	51,000	118,627
*	GCS Holdings, Inc.	9,000	9,850
	GEM Services, Inc.	16,000	32,677
#	Gemtek Technology Corp.	137,000	178,941
*	General Interface Solution Holding Ltd.	82,000	157,604
	General Plastic Industrial Co. Ltd.	30,000	32,886
	Generalplus Technology, Inc.	17,000	29,959
	Genesys Logic, Inc.	29,000	80,361
#	Genius Electronic Optical Co. Ltd.	29,000	468,151
	Genovate Biotechnology Co. Ltd.	15,000	10,519
	GeoVision, Inc.	14,000	27,371
#	Getac Holdings Corp.	101,000	318,138
	GFC Ltd.	23,000	72,572
	Giant Manufacturing Co. Ltd.	60,015	434,990
	Giantplus Technology Co. Ltd.	83,000	48,861
#	Gigabyte Technology Co. Ltd.	93,000	752,115
*	Gigasolar Materials Corp.	11,474	43,505
*	Gigastorage Corp.	108,000	77,239
	Global Brands Manufacture Ltd.	112,000	212,180
	Global Lighting Technologies, Inc.	27,000	49,307
	Global Mixed Mode Technology, Inc.	27,000	206,836
	Global PMX Co. Ltd.	13,000	36,323
	Global Unichip Corp.	13,000	467,936
#	Globaltek Fabrication Co. Ltd.	12,000	32,913
#	Globalwafers Co. Ltd.	41,000	623,680
	Globe Union Industrial Corp.	97,566	55,913
#	Gloria Material Technology Corp.	215,000	308,446
*	GlycoNex, Inc.	14,000	11,790
#	GMI Technology, Inc.	20,452	52,101
#	Gold Circuit Electronics Ltd.	57,800	393,751
	Golden Long Teng Development Co. Ltd.	21,000	35,419
	Goldsun Building Materials Co. Ltd.	331,000	532,887
	Gongin Precision Industrial Co. Ltd.	3,000	8,129
	Good Will Instrument Co. Ltd.	40,000	49,900
	Gordon Auto Body Parts	47,000	44,483
	Gourmet Master Co. Ltd.	48,000	121,372
	Grand Fortune Securities Co. Ltd.	139,990	59,237
*	Grand Pacific Petrochemical	338,433	149,947
	Grand Process Technology Corp.	3,000	144,026
	GrandTech CG Systems, Inc.	12,437	23,826
	Grape King Bio Ltd.	46,000	199,809

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Great China Metal Industry	36,000	$25,569
	Great Taipei Gas Co. Ltd.	46,000	44,249
	Great Tree Pharmacy Co. Ltd.	18,946	137,836
	Great Wall Enterprise Co. Ltd.	236,100	413,821
	Greatek Electronics, Inc.	140,000	264,064
	Green World FinTech Service Co. Ltd.	4,000	50,508
#	Group Up Industrial Co. Ltd.	16,000	132,110
	GTM Holdings Corp.	25,000	27,443
#	Gudeng Precision Industrial Co. Ltd.	15,246	214,106
*	Hai Kwang Enterprise Corp.	22,050	13,129
	Hannstar Board Corp.	102,000	152,446
#*	HannStar Display Corp.	722,000	201,769
*	HannsTouch Holdings Co.	161,000	44,475
	Hanpin Electron Co. Ltd.	20,000	28,238
	Harvatek Corp.	44,000	30,642
	Heran Co. Ltd.	10,000	32,113
	Hey Song Corp.	71,000	92,384
	Hi-Clearance, Inc.	7,518	31,674
*	Highlight Tech Corp.	25,000	37,255
	Highwealth Construction Corp.	266,942	522,689
	Hi-Lai Foods Co. Ltd.	6,000	30,189
	HIM International Music, Inc.	15,000	52,393
	Hiroca Holdings Ltd.	9,000	8,602
	Hitron Technology, Inc.	41,000	38,185
	Hiwin Mikrosystem Corp.	24,000	53,864
	Hiwin Technologies Corp.	54,701	336,412
#	Hiyes International Co. Ltd.	20,759	188,768
	Ho Tung Chemical Corp.	278,000	86,965
	Hocheng Corp.	76,960	42,036
#	Holdings-Key Electric Wire & Cable Co. Ltd.	28,000	40,431
	Holiday Entertainment Co. Ltd.	12,950	32,263
	Holtek Semiconductor, Inc.	10,000	16,328
	Holy Stone Enterprise Co. Ltd.	40,550	110,177
	Hon Hai Precision Industry Co. Ltd. (2317 TT)	995,000	6,104,241
	Hong Ho Precision Textile Co. Ltd.	22,000	36,067
	Hong Pu Real Estate Development Co. Ltd.	74,000	81,608
	Hong TAI Electric Industrial	78,000	84,324
	Hong YI Fiber Industry Co.	13,000	6,595
	Horizon Securities Co. Ltd.	114,240	42,661
#	Hota Industrial Manufacturing Co. Ltd.	84,000	172,749
#	Hotai Finance Co. Ltd.	40,480	127,951
	Hotai Motor Co. Ltd.	52,100	1,033,242
	Hotron Precision Electronic Industrial Co. Ltd.	18,919	17,586
#	Hsin Ba Ba Corp.	13,000	77,139
	Hsin Kuang Steel Co. Ltd.	81,000	147,799
	Hsin Yung Chien Co. Ltd.	6,000	18,224
	Hsing TA Cement Co.	41,000	22,624
#*	HTC Corp.	234,000	316,031
	Hu Lane Associate, Inc.	27,000	132,405
#	HUA ENG Wire & Cable Co. Ltd.	78,000	84,335
*	Hua Jung Components Co. Ltd.	30,000	14,914
	Hua Nan Financial Holdings Co. Ltd.	1,696,384	1,436,641
	Huaku Development Co. Ltd.	94,000	478,469
	Huang Hsiang Construction Corp.	46,000	91,160
	Huikwang Corp.	14,000	13,469
	Hung Ching Development & Construction Co. Ltd.	49,000	74,344
	Hung Sheng Construction Ltd.	105,000	96,326
	Huxen Corp.	7,000	10,898
	Hwa Fong Rubber Industrial Co. Ltd.	78,000	44,943

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Hwacom Systems, Inc.	32,000	$23,253
	Hwang Chang General Contractor Co. Ltd.	46,000	87,896
	Ibase Technology, Inc.	32,000	80,020
	IBF Financial Holdings Co. Ltd.	854,549	396,652
#	Ichia Technologies, Inc.	101,000	124,729
	I-Chiun Precision Industry Co. Ltd.	61,864	212,763
*	Ideal Bike Corp.	29,000	8,662
	IEI Integration Corp.	47,000	118,799
#*	In Win Development, Inc.	9,000	31,862
	Infortrend Technology, Inc.	51,000	47,034
	Info-Tek Corp.	21,000	25,124
#	Ingentec Corp.	5,000	34,429
	Innodisk Corp.	28,172	236,608
	Innolux Corp.	1,396,122	656,623
	Inpaq Technology Co. Ltd.	36,205	92,765
	Insyde Software Corp.	6,000	75,682
	Intai Technology Corp.	11,000	39,704
#	Integrated Service Technology, Inc.	24,000	98,558
*	IntelliEPI, Inc.	6,000	9,921
	Interactive Digital Technologies, Inc.	13,000	33,817
*	International CSRC Investment Holdings Co.	306,000	159,503
	International Games System Co. Ltd.	46,000	1,052,431
#	Inventec Corp.	315,000	465,810
	Iron Force Industrial Co. Ltd.	20,000	58,555
	I-Sheng Electric Wire & Cable Co. Ltd.	36,000	59,463
	ITE Technology, Inc.	55,000	253,702
	ITEQ Corp.	64,000	179,797
#	J&V Energy Technology Co. Ltd.	12,000	79,681
#	Jarllytec Co. Ltd.	9,000	45,790
	Jean Co. Ltd.	46,277	51,514
	Jentech Precision Industrial Co. Ltd.	9,299	334,112
	Jess-Link Products Co. Ltd.	26,000	132,965
	Jetway Information Co. Ltd.	17,000	27,378
	Jetwell Computer Co. Ltd.	9,000	34,800
	Jia Wei Lifestyle, Inc.	18,000	41,945
	Jih Lin Technology Co. Ltd.	14,000	27,174
	Jiin Yeeh Ding Enterprise Co. Ltd.	25,000	55,366
#	Jinan Acetate Chemical Co. Ltd.	13,820	366,924
	JMC Electronics Co. Ltd.	13,000	18,782
	Johnson Health Tech Co. Ltd.	33,000	114,922
	Joinsoon Electronics Manufacturing Co. Ltd.	34,813	21,510
#	JSL Construction & Development Co. Ltd.	21,622	135,780
	K Laser Technology, Inc.	47,000	32,512
	Kaimei Electronic Corp.	40,400	84,637
	Kaori Heat Treatment Co. Ltd.	14,000	152,223
	Kedge Construction Co. Ltd.	19,913	56,287
	Keding Enterprises Co. Ltd.	6,000	24,711
	KEE TAI Properties Co. Ltd.	129,000	87,553
	Kenda Rubber Industrial Co. Ltd.	251,051	244,514
	Kent Industrial Co. Ltd.	12,000	9,658
	Kerry TJ Logistics Co. Ltd.	82,000	102,273
	Key Ware Electronics Co. Ltd.	54,000	23,957
	Keystone Microtech Corp.	7,000	75,828
	KHGEARS International Ltd.	10,000	36,395
#	Kindom Development Co. Ltd.	148,000	273,396
	King Chou Marine Technology Co. Ltd.	10,000	11,682
	King Polytechnic Engineering Co. Ltd.	28,000	46,691
	King Slide Works Co. Ltd.	10,000	345,778
	King Yuan Electronics Co. Ltd.	274,000	893,284

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	King's Town Bank Co. Ltd.	244,000	$437,737
*	King's Town Construction Co. Ltd.	9,000	28,267
#	Kinik Co.	24,000	231,892
	Kinko Optical Co. Ltd.	54,000	45,588
	Kinpo Electronics	367,000	264,943
#	Kinsus Interconnect Technology Corp.	132,000	431,698
	KMC Kuei Meng International, Inc.	14,000	62,941
	KNH Enterprise Co. Ltd.	40,000	24,889
	Ko Ja Cayman Co. Ltd.	18,000	25,661
	KS Terminals, Inc.	44,000	102,336
	Kung Long Batteries Industrial Co. Ltd.	20,000	88,780
*	Kung Sing Engineering Corp.	94,000	37,319
	Kuo Toong International Co. Ltd.	73,000	168,040
*	Kuo Yang Construction Co. Ltd.	86,000	75,632
	Kwong Lung Enterprise Co. Ltd.	47,000	82,098
	KYE Systems Corp.	13,000	22,825
	L&K Engineering Co. Ltd.	65,166	467,472
	La Kaffa International Co. Ltd.	10,000	31,309
	Lanner Electronics, Inc.	32,380	92,684
	Largan Precision Co. Ltd. (3008 TT)	11,000	954,363
	Laser Tek Taiwan Co. Ltd.	13,300	27,172
	Laster Tech Corp. Ltd.	37,000	44,071
*	Leader Electronics, Inc.	74,000	39,587
*	Lealea Enterprise Co. Ltd.	171,600	52,883
*	Leatec Fine Ceramics Co. Ltd.	18,000	17,009
	LEE CHI Enterprises Co. Ltd.	39,000	21,077
	Lelon Electronics Corp.	31,000	80,199
	Lemtech Holdings Co. Ltd.	16,000	49,961
	Leo Systems, Inc.	20,000	23,658
*	Leofoo Development Co. Ltd.	59,000	33,990
*	Li Peng Enterprise Co. Ltd.	180,000	57,429
	Lian HWA Food Corp.	28,931	105,859
	Lida Holdings Ltd.	20,000	16,641
	Lien Hwa Industrial Holdings Corp.	124,781	238,177
	Ligitek Electronics Co. Ltd.	21,000	14,557
	Lingsen Precision Industries Ltd.	119,000	76,037
	Lintes Technology Co. Ltd.	5,000	26,541
	Lion Travel Service Co. Ltd.	29,000	133,357
#	Lite-On Technology Corp.	252,000	770,694
	Liton Technology Corp.	18,000	24,076
*	Long Bon International Co. Ltd.	23,000	17,685
	Long Da Construction & Development Corp.	77,000	130,513
#*	Longchen Paper & Packaging Co. Ltd.	303,515	129,280
#	Longwell Co.	48,000	119,473
#	Loop Telecommunication International, Inc.	21,000	40,531
	Lotes Co. Ltd.	24,207	1,042,750
#	Lotus Pharmaceutical Co. Ltd.	40,000	323,286
	Lucky Cement Corp.	107,000	53,428
	Lumax International Corp. Ltd.	38,600	139,485
*	Lung Yen Life Service Corp.	57,000	88,556
	Lungteh Shipbuilding Co. Ltd.	21,000	81,460
	Luxe Green Energy Technology Co. Ltd.	21,630	21,130
#	LuxNet Corp.	12,617	40,391
#	M3 Technology, Inc.	6,000	23,055
#	M31 Technology Corp.	3,840	132,536
	Macauto Industrial Co. Ltd.	13,000	27,693
	Machvision, Inc.	7,000	69,080
	Macnica Galaxy, Inc.	6,000	13,183
	Macroblock, Inc.	10,000	26,939

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Macronix International Co. Ltd.	651,000	$586,390
	Makalot Industrial Co. Ltd.	39,000	534,547
	Marketech International Corp.	27,000	125,225
#	Materials Analysis Technology, Inc.	19,622	160,376
	Maxigen Biotech, Inc.	13,650	17,928
	Mayer Steel Pipe Corp.	72,000	63,818
	Mechema Chemicals International Corp.	12,000	25,888
	Medeon Biodesign, Inc.	11,339	15,723
	MediaTek, Inc.	123,000	4,684,470
	Mega Financial Holding Co. Ltd.	688,190	907,458
*	Megaforce Co. Ltd.	16,000	15,687
	Meiloon Industrial Co.	16,800	14,058
*	Mercuries & Associates Holding Ltd.	134,396	81,360
*	Mercuries Life Insurance Co. Ltd.	939,981	221,174
	Merida Industry Co. Ltd.	59,000	451,837
	Merry Electronics Co. Ltd.	73,000	275,934
#	METAAGE Corp.	32,000	57,390
#	Microbio Co. Ltd.	108,000	133,176
	Micro-Star International Co. Ltd.	134,000	699,142
	Mildef Crete, Inc.	16,000	45,607
	MIN AIK Technology Co. Ltd.	44,000	38,956
	Mirle Automation Corp.	22,000	52,717
	Mitac Holdings Corp.	292,000	379,894
*	Mobiletron Electronics Co. Ltd.	11,000	14,702
#	momo.com, Inc.	15,000	191,032
	MOSA Industrial Corp.	25,969	21,084
	Mosel Vitelic, Inc.	18,000	17,883
#	Motech Industries, Inc.	118,000	103,328
	MPI Corp.	30,000	498,145
	MSSCORPS Co. Ltd.	19,000	79,057
*	My Humble House Hospitality Management Consulting	13,000	26,804
	Nak Sealing Technologies Corp.	23,000	89,403
	Namchow Holdings Co. Ltd.	59,000	107,196
	Nan Juen International Co. Ltd.	4,000	22,697
*	Nan Kang Rubber Tire Co. Ltd.	78,000	125,728
	Nan Liu Enterprise Co. Ltd.	10,000	21,420
	Nan Pao Resins Chemical Co. Ltd.	20,000	201,486
*	Nan Ren Lake Leisure Amusement Co. Ltd.	36,333	18,363
	Nan Ya Plastics Corp.	493,000	754,372
#	Nan Ya Printed Circuit Board Corp.	49,000	250,894
	Nang Kuang Pharmaceutical Co. Ltd.	26,000	36,821
	Nantex Industry Co. Ltd.	67,000	81,975
*	Nanya Technology Corp.	201,000	353,839
	National Aerospace Fasteners Corp.	7,000	20,944
	National Petroleum Co. Ltd.	21,000	41,400
	Netronix, Inc.	18,000	67,961
*	New Asia Construction & Development Corp.	50,000	20,945
	New Best Wire Industrial Co. Ltd.	8,000	8,357
*	Newmax Technology Co. Ltd.	24,000	21,270
	Nexcom International Co. Ltd.	25,000	38,431
	Nextronics Engineering Corp.	11,000	44,517
	Nichidenbo Corp.	57,000	112,213
	Nidec Chaun-Choung Technology Corp.	4,000	30,792
	Nien Hsing Textile Co. Ltd.	35,000	20,847
#	Nien Made Enterprise Co. Ltd.	49,000	595,105
	Niko Semiconductor Co. Ltd.	15,080	23,730
	Nishoku Technology, Inc.	18,000	82,327
	Nova Technology Corp.	13,000	64,187
#	Novatek Microelectronics Corp.	115,000	1,854,669

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Nuvoton Technology Corp.	79,000	$253,925
	Nyquest Technology Co. Ltd.	5,000	9,353
	O-Bank Co. Ltd.	351,000	109,303
*	Ocean Plastics Co. Ltd.	60,000	68,283
	OFCO Industrial Corp.	23,000	17,036
	OK Biotech Co. Ltd.	23,571	18,733
	Oneness Biotech Co. Ltd.	40,005	193,536
	Optimax Technology Corp.	41,946	39,662
#	Orient Semiconductor Electronics Ltd.	178,000	265,140
	Oriental Union Chemical Corp.	171,000	93,356
	O-TA Precision Industry Co. Ltd.	22,000	60,196
	Pacific Construction Co.	101,000	37,580
	Pacific Hospital Supply Co. Ltd.	16,000	41,374
*	Paiho Shih Holdings Corp.	30,628	17,761
	Pan Asia Chemical Corp.	48,375	23,665
	Pan German Universal Motors Ltd.	9,000	81,267
#	Pan Jit International, Inc.	107,000	179,163
	Pan Ram International Corp.	18,000	19,091
	Pan-International Industrial Corp.	166,000	178,966
	Panion & BF Biotech, Inc.	21,000	60,517
	Parade Technologies Ltd.	20,000	453,902
	Parpro Corp.	14,000	13,355
	Patec Precision Industry Co. Ltd.	9,000	27,549
*	PChome Online, Inc.	48,268	47,651
	PCL Technologies, Inc.	20,281	46,123
	P-Duke Technology Co. Ltd.	16,000	44,963
	Pegatron Corp.	345,000	1,065,747
	Pegavision Corp.	19,514	250,154
	PharmaEngine, Inc.	17,000	48,301
*	PharmaEssentia Corp.	29,219	586,627
*	Phihong Technology Co. Ltd.	95,000	123,394
	Phison Electronics Corp.	20,000	315,106
#	Phoenix Silicon International Corp.	40,272	148,192
	Phoenix Tours International, Inc.	14,300	28,591
*	Phytohealth Corp.	34,000	20,101
	Pixart Imaging, Inc.	39,000	194,948
	Planet Technology Corp.	8,000	38,118
	Plastron Precision Co. Ltd.	27,000	12,662
	Polytronics Technology Corp.	14,000	23,962
	Posiflex Technology, Inc.	11,000	62,973
	Pou Chen Corp.	358,000	395,169
	Power Wind Health Industry, Inc.	5,000	17,541
*	Powerchip Semiconductor Manufacturing Corp.	486,000	344,331
	Powertech Technology, Inc.	197,000	990,598
	Poya International Co. Ltd.	15,312	239,456
	President Chain Store Corp.	78,000	660,678
	President Securities Corp.	318,000	267,458
#	Primax Electronics Ltd.	175,000	490,242
#	Prince Housing & Development Corp.	343,000	130,226
	Princeton Technology Corp.	40,000	28,088
	Pro Hawk Corp.	2,000	10,424
	Progate Group Corp.	3,000	20,042
#	Promate Electronic Co. Ltd.	73,000	199,053
	Prosperity Dielectrics Co. Ltd.	38,000	58,910
	PSS Co. Ltd.	9,000	40,006
	Qisda Corp.	261,000	278,709
	QST International Corp.	24,195	55,553
	Qualipoly Chemical Corp.	25,000	36,133
	Quang Viet Enterprise Co. Ltd.	12,000	40,433

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Quanta Computer, Inc.	142,000	$1,209,804
#	Quanta Storage, Inc.	74,000	227,885
	Quintain Steel Co. Ltd.	91,514	39,809
	Radiant Opto-Electronics Corp.	82,000	447,823
*	Radium Life Tech Co. Ltd.	236,417	84,068
	Rafael Microelectronics, Inc.	2,000	7,375
	Raydium Semiconductor Corp.	23,000	263,612
	Realtek Semiconductor Corp.	57,000	899,173
	Rechi Precision Co. Ltd.	141,000	130,630
	Rexon Industrial Corp. Ltd.	37,000	48,057
*	Rich Development Co. Ltd.	176,000	73,907
*	Right WAY Industrial Co. Ltd.	19,000	9,684
*	Ritek Corp.	177,000	98,130
	Rodex Fasteners Corp.	12,000	16,353
#	Ruby Tech Corp.	9,000	16,929
	Ruentex Development Co. Ltd.	261,400	410,363
	Ruentex Engineering & Construction Co.	23,000	160,089
	Ruentex Industries Ltd.	100,619	247,425
	Run Long Construction Co. Ltd.	99,000	371,663
	Sakura Development Co. Ltd.	82,685	200,211
	Sampo Corp.	105,000	90,521
	San Fang Chemical Industry Co. Ltd.	59,000	56,802
	San Far Property Ltd.	50,000	67,054
	San Fu Chemical Co. Ltd.	17,000	66,740
*	San Lien Technology Corp. Ltd.	8,000	22,055
	San Shing Fastech Corp.	22,000	38,119
	Sanitar Co. Ltd.	8,000	9,944
#	Sanyang Motor Co. Ltd.	184,000	430,980
	Savior Lifetec Corp.	80,000	54,520
	SCI Pharmtech, Inc.	14,714	40,940
	ScinoPharm Taiwan Ltd.	76,000	60,048
	SciVision Biotech, Inc.	17,000	56,252
	SDI Corp.	49,000	179,685
	Sea Sonic Electronics Co. Ltd.	10,000	24,984
	Securitag Assembly Group Co.	4,000	12,501
	Senao International Co. Ltd.	18,000	20,364
	Senao Networks, Inc.	9,000	43,976
	Sensortek Technology Corp.	11,000	98,113
	Sercomm Corp.	107,000	373,765
	Sesoda Corp.	87,000	94,344
	Shanghai Commercial & Savings Bank Ltd.	364,881	464,850
	Shan-Loong Transportation Co. Ltd.	20,000	13,538
	Sharehope Medicine Co. Ltd.	22,048	21,182
	Sheng Yu Steel Co. Ltd.	37,000	28,847
	ShenMao Technology, Inc.	30,000	66,211
#	Shieh Yih Machinery Industry Co. Ltd.	23,000	30,051
	Shih Her Technologies, Inc.	22,000	61,536
*	Shih Wei Navigation Co. Ltd.	121,201	70,743
	Shihlin Electric & Engineering Corp.	41,000	301,993
*	Shin Foong Specialty & Applied Materials Co. Ltd.	9,000	16,808
	Shin Hsiung Natural Gas Co. Ltd.	6,000	9,685
*	Shin Kong Financial Holding Co. Ltd.	2,297,934	763,243
	Shin Ruenn Development Co. Ltd.	24,260	82,046
	Shin Zu Shing Co. Ltd.	34,000	221,605
#	Shinfox Energy Co. Ltd.	19,000	92,302
*	Shining Building Business Co. Ltd.	145,000	51,261
#	Shinkong Insurance Co. Ltd.	81,000	234,215
	Shinkong Synthetic Fibers Corp.	402,000	210,669
	Shinkong Textile Co. Ltd.	36,000	52,705

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Shiny Chemical Industrial Co. Ltd.	47,500	$222,932
#	ShunSin Technology Holding Ltd.	11,000	76,453
	Shuttle, Inc.	88,000	61,319
	Sigurd Microelectronics Corp.	185,000	437,477
	Silergy Corp.	25,000	345,637
	Silicon Integrated Systems Corp.	96,785	233,615
	Silicon Power Computer & Communications, Inc.	19,000	23,006
	Simplo Technology Co. Ltd.	32,000	351,686
#	Sinbon Electronics Co. Ltd.	62,000	623,147
	Sincere Navigation Corp.	103,000	83,566
	Sinher Technology, Inc.	9,000	9,270
	Sinmag Equipment Corp.	12,000	53,803
	Sino-American Silicon Products, Inc.	124,000	730,506
	Sinon Corp.	123,000	171,865
	SinoPac Financial Holdings Co. Ltd.	1,980,162	1,611,867
	Sinopower Semiconductor, Inc.	6,000	18,306
	Sinphar Pharmaceutical Co. Ltd.	52,000	60,644
	Sinyi Realty, Inc.	88,000	91,836
	Sirtec International Co. Ltd.	24,000	26,387
	Sitronix Technology Corp.	39,000	296,996
	Siward Crystal Technology Co. Ltd.	54,000	50,697
	Soft-World International Corp.	28,000	112,316
#	Solar Applied Materials Technology Corp.	149,000	288,877
	Solteam, Inc.	16,465	25,501
*	Solytech Enterprise Corp.	46,000	21,132
	Sonix Technology Co. Ltd.	28,000	41,296
	Southeast Cement Co. Ltd.	21,000	15,036
	Speed Tech Corp.	33,000	51,233
	Sporton International, Inc.	33,650	230,871
	Sports Gear Co. Ltd.	32,000	98,652
	St. Shine Optical Co. Ltd.	20,000	107,631
	Standard Chemical & Pharmaceutical Co. Ltd.	29,000	65,926
	Standard Foods Corp.	125,000	151,308
#	Stark Technology, Inc.	32,000	114,359
	S-Tech Corp.	41,000	43,516
	STL Technology Co. Ltd.	13,000	11,029
	Sumeeko Industries Co. Ltd.	6,000	23,915
	Sun Max Tech Ltd.	15,000	23,338
	Sun Yad Construction Co. Ltd.	26,686	16,965
	Sunflex Tech Co. Ltd.	21,000	19,303
	Sunfun Info Co. Ltd.	2,000	14,657
	Sunjuice Holdings Co. Ltd.	3,000	16,310
	Sunko INK Co. Ltd.	30,000	14,265
	SunMax Biotechnology Co. Ltd.	8,000	67,247
	Sunny Friend Environmental Technology Co. Ltd.	29,119	88,190
#	Sunonwealth Electric Machine Industry Co. Ltd.	84,000	247,065
	Sunplus Innovation Technology, Inc.	9,000	44,935
*	Sunplus Technology Co. Ltd.	139,000	139,425
	Sunrex Technology Corp.	65,000	108,228
	Sunspring Metal Corp.	43,000	42,878
	Superior Plating Technology Co. Ltd.	7,000	12,775
	Supreme Electronics Co. Ltd.	186,693	446,034
	Swancor Holding Co. Ltd.	22,000	76,505
	Sweeten Real Estate Development Co. Ltd.	40,500	55,159
	Symtek Automation Asia Co. Ltd.	21,444	75,315
	Syncmold Enterprise Corp.	41,000	125,187
	Synmosa Biopharma Corp.	85,879	107,021
	Synnex Technology International Corp.	147,000	319,332
	Syscom Computer Engineering Co.	26,000	45,255

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Sysgration	31,000	$40,133
	Systex Corp.	51,000	190,767
	T3EX Global Holdings Corp.	34,000	96,488
	TA Chen Stainless Pipe	443,116	529,161
#	Ta Ya Electric Wire & Cable	200,044	331,688
	Tah Hsin Industrial Corp.	5,720	12,519
	TA-I Technology Co. Ltd.	30,000	46,408
*	Tai Tung Communication Co. Ltd.	42,192	35,921
	Taichung Commercial Bank Co. Ltd.	520,762	283,081
	TaiDoc Technology Corp.	24,000	118,707
	Taiflex Scientific Co. Ltd.	85,769	143,795
	Taimide Tech, Inc.	44,000	55,750
	Tainan Enterprises Co. Ltd.	44,000	50,565
	Tainan Spinning Co. Ltd.	424,000	228,418
	Tai-Saw Technology Co. Ltd.	16,000	13,593
	Taishin Financial Holding Co. Ltd.	1,357,766	841,495
#	TaiSol Electronics Co. Ltd.	24,000	62,637
*	Taisun Enterprise Co. Ltd.	60,000	38,426
	TAI-TECH Advanced Electronics Co. Ltd.	20,000	79,614
	Taiwan Business Bank	1,218,842	698,369
	Taiwan Chelic Corp. Ltd.	8,000	12,702
	Taiwan Chinsan Electronic Industrial Co. Ltd.	13,000	14,019
	Taiwan Cogeneration Corp.	148,301	209,633
	Taiwan Cooperative Financial Holding Co. Ltd.	978,507	802,361
	Taiwan FamilyMart Co. Ltd.	13,000	75,008
	Taiwan Fertilizer Co. Ltd.	108,000	212,532
	Taiwan Fire & Marine Insurance Co. Ltd.	74,000	63,599
	Taiwan Fructose Co. Ltd.	25,000	13,514
	Taiwan FU Hsing Industrial Co. Ltd.	46,000	78,716
#*	Taiwan Glass Industry Corp.	365,000	194,947
	Taiwan High Speed Rail Corp.	274,000	248,813
	Taiwan Hon Chuan Enterprise Co. Ltd.	124,000	591,542
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	56,000	70,710
	Taiwan IC Packaging Corp.	41,000	24,966
	Taiwan Line Tek Electronic	14,420	14,099
#	Taiwan Mask Corp.	76,000	166,582
	Taiwan Mobile Co. Ltd.	368,000	1,183,857
	Taiwan Navigation Co. Ltd.	82,000	84,671
	Taiwan Paiho Ltd.	120,000	245,837
	Taiwan PCB Techvest Co. Ltd.	106,000	120,235
	Taiwan Sakura Corp.	56,000	165,966
	Taiwan Sanyo Electric Co. Ltd.	43,000	55,030
	Taiwan Secom Co. Ltd.	96,000	388,407
	Taiwan Semiconductor Co. Ltd.	90,000	173,722
	Taiwan Semiconductor Manufacturing Co. Ltd. (2330 TT)	1,747,001	50,962,252
	Taiwan Shin Kong Security Co. Ltd.	73,000	90,171
	Taiwan Styrene Monomer	120,000	50,870
	Taiwan Surface Mounting Technology Corp.	112,000	422,712
	Taiwan Taxi Co. Ltd.	10,000	34,000
*	Taiwan TEA Corp.	179,000	121,270
	Taiwan Union Technology Corp.	93,000	459,096
	Taiwan-Asia Semiconductor Corp.	89,000	103,142
	Taiyen Biotech Co. Ltd.	27,000	28,013
*	Tang Eng Iron Works Co. Ltd.	20,000	19,631
*	Tatung Co. Ltd.	182,000	278,881
	Tatung System Technologies, Inc.	8,000	20,634
	TBI Motion Technology Co. Ltd.	30,000	31,179
#	TCC Group Holdings Co. Ltd.	704,076	744,933
	TCI Co. Ltd.	37,000	161,560

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Te Chang Construction Co. Ltd.	28,000	$49,548
	Teco Electric & Machinery Co. Ltd.	192,000	285,518
	Tehmag Foods Corp.	5,000	47,850
	TEKOM Technologies, Inc.	3,000	9,133
	Tera Autotech Corp.	24,000	19,886
#	Test Research, Inc.	60,000	269,627
	Test Rite International Co. Ltd.	31,000	19,269
*	Tex-Ray Industrial Co. Ltd.	32,000	11,084
	Thermaltake Technology Co. Ltd.	12,000	14,871
	Thinking Electronic Industrial Co. Ltd.	24,000	121,562
	Thye Ming Industrial Co. Ltd.	35,000	81,434
	Tofu Restaurant Co. Ltd.	2,000	15,961
	Ton Yi Industrial Corp.	305,000	138,337
	Tong Hsing Electronic Industries Ltd.	64,970	274,801
	Tong Ming Enterprise Co. Ltd.	9,000	8,584
#	Tong Yang Industry Co. Ltd.	112,000	318,633
	Tong-Tai Machine & Tool Co. Ltd.	83,000	71,647
	Top Union Electronics Corp.	31,275	29,552
	Topco Scientific Co. Ltd.	64,780	532,826
	Topco Technologies Corp.	10,000	21,619
	Topkey Corp.	25,000	142,539
	Topoint Technology Co. Ltd.	35,000	37,852
	Toung Loong Textile Manufacturing	15,000	10,788
*	TPK Holding Co. Ltd.	129,000	175,020
	Trade-Van Information Services Co.	6,000	13,819
#	Transcend Information, Inc.	64,000	194,275
	Transcom, Inc.	18,500	89,749
#	Tripod Technology Corp.	87,000	533,923
#	Trusval Technology Co. Ltd.	13,304	75,212
	Tsang Yow Industrial Co. Ltd.	13,000	11,626
	Tsann Kuen Enterprise Co. Ltd.	18,419	19,579
	TSC Auto ID Technology Co. Ltd.	8,498	49,938
#	TSEC Corp.	85,000	71,894
	TSRC Corp.	173,000	120,125
	Ttet Union Corp.	7,000	30,353
	TTFB Co. Ltd.	10,189	64,824
	TTY Biopharm Co. Ltd.	76,000	171,623
*	Tul Corp.	19,000	44,660
	Tung Ho Steel Enterprise Corp.	206,000	462,174
	Tung Thih Electronic Co. Ltd.	20,000	57,546
	TURVO International Co. Ltd.	11,000	42,310
#	TXC Corp.	111,000	350,550
	TYC Brother Industrial Co. Ltd.	66,000	132,914
	Tycoons Group Enterprise	54,115	17,086
*	Tyntek Corp.	79,000	45,227
#	TZE Shin International Co. Ltd.	27,000	21,933
*	U-BEST Innovative Technology Co. Ltd.	36,000	22,138
	Ubright Optronics Corp.	12,000	26,775
	UDE Corp.	28,000	62,918
	Ultra Chip, Inc.	19,000	50,784
	U-Ming Marine Transport Corp.	194,000	306,343
	Unic Technology Corp.	50,000	52,465
	Unictron Technologies Corp.	8,000	17,623
	Uniform Industrial Corp.	15,000	15,689
#	Unimicron Technology Corp.	192,000	1,069,903
	Union Bank of Taiwan	350,967	160,021
*	Union Insurance Co. Ltd.	22,000	23,797
#	Uni-President Enterprises Corp.	988,000	2,539,066
	Unitech Computer Co. Ltd.	13,000	14,433

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Unitech Printed Circuit Board Corp.	233,841	$255,355
*	United Alloy-Tech Co.	16,000	15,951
#	United Integrated Services Co. Ltd.	54,000	565,718
	United Microelectronics Corp. (2303 TT)	1,609,000	2,563,286
	United Orthopedic Corp.	31,000	87,079
	United Radiant Technology	17,000	9,223
	United Recommend International Co. Ltd.	11,070	23,095
*	United Renewable Energy Co. Ltd.	527,000	204,382
	Univacco Technology, Inc.	17,000	24,093
	Universal Cement Corp.	162,832	165,550
	Universal Microwave Technology, Inc.	5,000	49,343
	Universal Vision Biotechnology Co. Ltd.	14,798	101,102
	Universal, Inc.	9,000	7,878
	UPC Technology Corp.	222,000	85,000
*	UPI Semiconductor Corp.	9,000	71,513
	Userjoy Technology Co. Ltd.	18,165	44,343
	USI Corp.	236,000	113,937
#*	Usun Technology Co. Ltd.	11,000	15,825
	U-Tech Media Corp.	25,000	19,796
	Utechzone Co. Ltd.	20,000	69,880
	UVAT Technology Co. Ltd.	9,000	25,592
	Value Valves Co. Ltd.	8,000	24,872
	Vanguard International Semiconductor Corp.	234,000	834,086
	Ventec International Group Co. Ltd.	23,000	50,579
	VIA Labs, Inc.	4,000	22,036
	Viking Tech Corp.	26,000	42,991
	Visco Vision, Inc.	13,000	98,123
#	VisEra Technologies Co. Ltd.	18,000	182,277
	Visual Photonics Epitaxy Co. Ltd.	18,000	83,447
	Vivotek, Inc.	13,000	48,563
	Voltronic Power Technology Corp.	13,000	739,897
#	Wafer Works Corp.	215,000	241,292
#	Waffer Technology Corp.	41,906	96,349
	Wah Hong Industrial Corp.	21,000	21,473
	Wah Lee Industrial Corp.	56,000	234,846
#	Walsin Lihwa Corp.	456,442	481,626
	Walsin Technology Corp.	109,000	382,923
	Walton Advanced Engineering, Inc.	109,000	61,204
	Wan Hai Lines Ltd.	90,400	215,642
#*	We & Win Development Co. Ltd.	73,000	54,634
	WEI Chih Steel Industrial Co. Ltd.	49,000	37,730
	Wei Chuan Foods Corp.	99,000	54,886
#	Weikeng Industrial Co. Ltd.	147,000	149,253
	Well Shin Technology Co. Ltd.	25,000	52,880
	Welldone Co.	10,000	15,431
	Wholetech System Hitech Ltd.	18,000	54,175
*	Win Semiconductors Corp.	81,000	336,081
#	Winbond Electronics Corp.	509,698	363,376
	Winmate, Inc.	12,000	47,868
	Winstek Semiconductor Co. Ltd.	20,000	65,429
	WinWay Technology Co. Ltd.	4,000	129,369
	Wisdom Marine Lines Co. Ltd.	194,000	420,715
*	Wiselink Co. Ltd.	11,000	53,001
#	Wistron Corp.	324,000	974,866
	Wistron Information Technology & Services Corp.	15,659	56,700
	Wistron NeWeb Corp.	73,647	318,026
	Wiwynn Corp.	9,000	570,456
	Wonderful Hi-Tech Co. Ltd.	36,000	40,135
#	Wowprime Corp.	38,293	246,071

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	WPG Holdings Ltd.	252,000	$664,057
#	WT Microelectronics Co. Ltd.	62,641	199,394
	WUS Printed Circuit Co. Ltd.	49,000	78,106
	XinTec, Inc.	62,000	447,504
#	Xxentria Technology Materials Corp.	72,675	148,758
	Ya Horng Electronic Co. Ltd.	15,000	29,491
	Yageo Corp.	40,836	995,815
	Yang Ming Marine Transport Corp.	224,000	434,080
#	Yankey Engineering Co. Ltd.	14,917	142,544
	YC INOX Co. Ltd.	86,000	63,021
	YCC Parts Manufacturing Co. Ltd.	11,000	20,782
#	Yea Shin International Development Co. Ltd.	83,702	130,387
	Yem Chio Co. Ltd.	161,000	108,343
	Yen Sun Technology Corp.	14,000	22,019
#*	Yeong Guan Energy Technology Group Co. Ltd.	42,000	55,144
	YFC-Boneagle Electric Co. Ltd.	23,000	15,895
	YFY, Inc.	367,000	333,878
	Yi Jinn Industrial Co. Ltd.	63,000	40,686
	Yieh Phui Enterprise Co. Ltd.	314,600	145,769
	Yonyu Plastics Co. Ltd.	12,000	10,906
	Young Fast Optoelectronics Co. Ltd.	26,000	49,733
	Youngtek Electronics Corp.	42,000	93,993
	Yuan High-Tech Development Co. Ltd.	3,000	13,393
	Yuanta Financial Holding Co. Ltd.	1,775,302	1,781,123
	Yuanta Futures Co. Ltd.	31,000	83,258
	Yuen Foong Yu Consumer Products Co. Ltd.	33,000	51,424
#	Yulon Finance Corp.	80,308	379,565
#	Yulon Motor Co. Ltd.	172,864	322,931
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	6,000	14,572
	Yungshin Construction & Development Co. Ltd.	37,000	326,888
	YungShin Global Holding Corp.	60,000	96,120
	Yusin Holding Corp.	7,000	22,517
	Zeng Hsing Industrial Co. Ltd.	14,669	45,407
	Zenitron Corp.	61,000	64,828
	Zero One Technology Co. Ltd.	45,579	143,904
#	Zhen Ding Technology Holding Ltd.	194,000	818,182
*	Zig Sheng Industrial Co. Ltd.	124,000	49,039
*	Zinwell Corp.	73,000	43,512
	Zippy Technology Corp.	33,000	65,079
#	Zyxel Group Corp.	110,895	123,765
TOTAL TAIWAN			243,367,216
THAILAND — (2.0%)
	AAPICO Hitech PCL (AH/F TB)	46,400	20,828
*	Absolute Clean Energy PCL	547,400	20,271
	Advanced Info Service PCL	92,600	607,894
	Advanced Information Technology PCL, Class F	185,950	21,284
	AEON Thana Sinsap Thailand PCL	31,400	100,864
	After You PCL	40,100	9,112
	Airports of Thailand PCL	221,900	351,728
	Allianz Ayudhya Capital PCL	9,200	8,582
	Amata Corp. PCL	204,000	135,065
	AP Thailand PCL	965,900	222,202
	Asia Plus Group Holdings PCL	335,500	21,460
	Asia Sermkij Leasing PCL, NVDR	30,000	9,426
	Asian Alliance International PCL	137,500	21,409
	Asian Insulators PCL	64,800	6,290
	Asian Sea Corp. PCL, Class F	117,700	30,378
	Asset World Corp. PCL	833,300	85,095

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Assetwise PCL	38,500	$8,101
	B Grimm Power PCL	117,100	70,960
	Bangchak Corp. PCL	229,500	202,812
	Bangchak Sriracha PCL	280,900	58,316
	Bangkok Airways PCL	219,200	129,140
	Bangkok Bank PCL (BBLF TB)	132,100	507,721
	Bangkok Chain Hospital PCL	193,800	93,515
	Bangkok Commercial Asset Management PCL	593,100	112,314
	Bangkok Dusit Medical Services PCL, Class F	647,900	477,132
	Bangkok Expressway & Metro PCL	880,100	192,587
	Bangkok Land PCL	4,188,000	63,446
	Bangkok Life Assurance PCL, NVDR	48,900	24,008
	Banpu PCL	1,264,300	179,119
	Banpu Power PCL	65,300	22,167
	BCPG PCL	208,300	32,141
	BEC World PCL	300,000	31,814
#	Berli Jucker PCL	212,800	123,579
	Betagro PCL	110,400	73,094
*	Better World Green PCL	857,700	10,347
	BG Container Glass PCL	65,500	11,668
	BKI Holdings PCL	19,100	151,643
	Bluebik Group PCL	17,400	15,377
*	Bound & Beyond PCL	54,600	13,786
	Brooker Group PCL	954,100	13,919
#	BTS Group Holdings PCL	774,100	93,383
	Bumrungrad Hospital PCL	63,600	438,928
	Cal-Comp Electronics Thailand PCL, Class F	1,338,987	139,740
	Carabao Group PCL, Class F	39,600	73,323
	Central Pattana PCL	172,300	267,066
	Central Plaza Hotel PCL	49,100	56,821
	Central Retail Corp. PCL	304,400	271,138
	CH Karnchang PCL	275,200	149,779
*	Charoen Pokphand Foods PCL	515,100	346,820
	Chayo Group PCL	201,160	15,576
	Chularat Hospital PCL, Class F	1,665,000	112,105
	CK Power PCL	425,000	46,262
	Com7 PCL, Class F	181,200	103,703
*	Country Group Development PCL	1,753,500	16,234
*	Country Group Holdings PCL, Class F	354,600	6,964
	CP ALL PCL	218,800	357,556
	CP Axtra PCL	56,700	48,516
	Delta Electronics Thailand PCL	227,400	650,717
*	Demco PCL	163,000	16,188
	Diamond Building Products PCL	45,400	10,189
	Dohome PCL	73,390	23,060
	Don Muang Tollway PCL	118,100	39,759
	Dynasty Ceramic PCL	928,200	53,122
	Eastern Polymer Group PCL, Class F	202,900	26,184
	Ekachai Medical Care PCL	86,100	16,063
	Electricity Generating PCL	29,300	80,555
#	Energy Absolute PCL	250,400	25,289
	Erawan Group PCL	633,300	67,514
	Forth Corp. PCL	31,800	9,278
	Fortune Parts Industry PCL, Class F	107,900	6,357
	Frasers Property Thailand PCL	68,900	28,028
	GFPT PCL	157,100	57,295
	Global Green Chemicals PCL, Class F	58,600	7,990
#	Global Power Synergy PCL, Class F	60,400	67,356
*	Green Tech Ventures PCL, Class F	3,513,400	11,828

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Gulf Energy Development PCL	156,600	$209,781
#	Gunkul Engineering PCL	932,100	54,391
	Haad Thip PCL	61,200	26,956
	Hana Microelectronics PCL	157,400	205,333
	Heng Leasing & Capital PCL	223,300	6,703
	Home Product Center PCL	363,300	92,749
	Ichitan Group PCL	196,200	88,619
	Index Livingmall PCL	68,700	34,499
	Indorama Ventures PCL	196,400	106,341
	Intouch Holdings PCL, Class F	14,800	34,151
	IRPC PCL	2,872,900	118,478
	I-TAIL Corp. PCL	76,500	47,430
	Jasmine International PCL	725,300	56,567
*	Jasmine Technology Solution PCL	36,800	64,267
#*	Jaymart Group Holdings PCL	191,400	64,435
#	JMT Network Services PCL	239,100	76,469
	Karmarts PCL	195,300	69,584
	Kasikornbank PCL (KBANKF TB)	31,400	116,280
#	KCE Electronics PCL	140,900	175,903
	KGI Securities Thailand PCL	357,500	42,124
#	Khon Kaen Sugar Industry PCL	673,500	32,121
#	Kiatnakin Phatra Bank PCL	33,500	36,183
	Krung Thai Bank PCL	453,300	230,179
#	Krungthai Card PCL	128,300	140,376
	Lalin Property PCL	77,200	13,861
#	Land & Houses PCL (LHF TB)	1,150,600	185,607
#	Lanna Resources PCL	46,300	18,185
	LH Financial Group PCL	1,283,700	29,171
	Loxley PCL	153,300	6,107
#	LPN Development PCL	269,000	23,847
	Major Cineplex Group PCL	161,500	59,806
*	Malee Group PCL	95,800	28,489
	MBK PCL	229,408	104,905
	MC Group PCL	129,100	37,305
	MCS Steel PCL	99,900	18,778
	Mega Lifesciences PCL	114,300	117,042
	Minor International PCL	547,300	449,110
	MK Restaurants Group PCL	102,200	75,263
	Moshi Moshi Retail Corp. PLC	26,000	35,559
	Muangthai Capital PCL	92,000	103,885
	Namyong Terminal PCL	111,900	9,355
	Netbay PCL	28,600	10,752
*	Nex Point Parts PCL	88,600	1,914
	Ngern Tid Lor PCL	175,634	76,866
	Noble Development PCL	212,600	19,682
	Northeast Rubber PCL	595,200	80,818
	NSL Foods PCL	40,500	33,518
*	Nusasiri PCL	759,400	6,604
	Origin Property PCL, Class F	304,400	38,087
#	Osotspa PCL	204,000	137,927
#	Plan B Media PCL, Class F	582,388	120,905
*	Platinum Group PCL, Class F	364,500	21,679
	Polyplex Thailand PCL	61,000	20,707
	Praram 9 Hospital PCL	158,200	79,444
#	Precious Shipping PCL	228,000	52,770
	Prima Marine PCL	413,100	99,088
	Property Perfect PCL	1,293,915	5,808
	Pruksa Holding PCL	141,600	35,355
	PTG Energy PCL	487,500	108,045

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	PTT Exploration & Production PCL	232,300	$958,005
	PTT Global Chemical PCL	229,900	175,755
	PTT Oil & Retail Business PCL	335,700	148,802
	PTT PCL	1,419,000	1,273,895
	Quality Houses PCL	1,939,000	97,372
	R&B Food Supply PCL	116,600	24,861
*	Rabbit Holdings PCL, Class F	726,300	11,410
*	Raimon Land PCL	720,500	6,064
	Rajthanee Hospital PCL	21,200	14,036
	Ramkhamhaeng Hospital PCL, Class F	6,700	5,451
#	Ratch Group PCL	100,500	78,240
	Ratchaphruek Hospital PCL, Class F	55,300	8,998
#	Ratchthani Leasing PCL	504,790	25,066
#	Regional Container Lines PCL	116,700	74,319
	Rojana Industrial Park PCL	195,800	31,036
	RS PCL	166,930	58,539
	S Hotels & Resorts PCL	330,833	18,563
	Sabina PCL	36,200	22,241
	Saha-Union PCL	31,400	26,427
	Saksiam Leasing PCL	153,800	22,437
*	Samart Corp. PCL	111,900	19,621
	Sansiri PCL	4,848,800	228,531
	Sappe PCL	24,700	63,404
	SC Asset Corp. PCL	555,300	40,504
	SCB X PCL	92,000	265,844
††	SCG Ceramics PCL	288,200	2,992
	SCG Packaging PCL	134,700	106,755
	SCGJWD Logistics PCL	96,500	34,382
	Sermsang Power Corp. Co. Ltd.	118,666	20,807
	Siam Cement PCL	22,600	140,121
	Siam City Cement PCL (SCCC/F TB)	10,300	39,154
#	Siam Global House PCL	185,604	80,188
	Siam Wellness Group PCL, Class F	170,850	32,593
	Siamgas & Petrochemicals PCL	162,300	30,507
	Sikarin PCL, Class F	109,200	30,023
*	Singer Thailand PCL	83,900	18,948
	Singha Estate PCL	408,100	8,587
#	Sino-Thai Engineering & Construction PCL	239,400	63,804
	SISB PCL	55,900	50,968
	Somboon Advance Technology PCL	43,500	14,156
	SPCG PCL	143,200	32,541
	Sri Trang Agro-Industry PCL	289,100	160,589
	Sri Trang Gloves Thailand PCL	322,000	81,302
#	Srinanaporn Marketing PCL	148,700	52,146
	Srisawad Capital 1969 PCL	251,328	9,660
#	Srisawad Corp. PCL	184,650	168,358
	Srivichai Vejvivat PCL	49,900	14,559
*	Star Petroleum Refining PCL	203,100	43,873
*	STP & I PCL	268,500	22,748
	Supalai PCL	376,300	178,411
*	Super Energy Corp. PCL	5,441,500	41,218
	Susco PCL	78,800	7,605
	SVI PCL	87,400	19,616
	Syntec Construction PCL	243,200	10,439
	TAC Consumer PCL, Class F	60,900	8,030
	Taokaenoi Food & Marketing PCL, Class F	103,800	27,956
*	Tata Steel Thailand PCL	439,200	7,270
	Thai Life Insurance PCL	261,200	53,493
	Thai Oil PCL	275,079	389,718

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Thai Stanley Electric PCL (STANLY/F TB), Class F	8,200	$47,620
	Thai Union Group PCL, Class F	364,900	148,437
	Thai Vegetable Oil PCL	48,620	27,826
	Thaicom PCL	142,100	50,230
	Thaifoods Group PCL, Class F	489,500	54,656
	Thanachart Capital PCL	31,700	41,798
	Thonburi Healthcare Group PCL	37,400	28,329
	Thoresen Thai Agencies PCL	632,500	110,903
	Tipco Asphalt PCL (TASCO/F TB)	229,500	101,728
	Tisco Financial Group PCL (TISCO/F TB)	50,600	131,309
	TKS Technologies PCL	84,500	17,068
	TMBThanachart Bank PCL	2,322,274	110,104
	TMT Steel PCL	57,900	7,504
	TOA Paint Thailand PCL	92,100	47,025
	TPI Polene PCL	1,522,200	48,683
	TPI Polene Power PCL	847,300	67,508
	TQM Alpha PCL	40,000	31,421
*	True Corp. PCL	1,443,890	374,694
	TTCL PCL	108,200	10,928
	TTW PCL	169,300	42,034
	Union Auction PCL	36,100	9,976
	United Paper PCL	43,200	13,089
	Univanich Palm Oil PCL	208,100	48,748
	Vanachai Group PCL	101,000	9,634
*	VGI PCL	1,393,410	63,719
	WHA Corp. PCL	1,005,500	148,096
	WHA Utilities & Power PCL	109,700	12,803
*	Xspring Capital PCL	1,813,200	48,834
*	YGGDRAZIL Group PCL	41,400	1,719
TOTAL THAILAND			19,986,804
TURKEY — (1.4%)
	Adel Kalemcilik Ticaret ve Sanayi AS	1,636	26,652
*	Adese Alisveris Merkezleri Ticaret AS	296,202	19,235
	Agesa Hayat ve Emeklilik AS	6,160	24,226
	Akbank TAS	441,802	825,216
	Akcansa Cimento AS	6,144	27,701
	Aksa Akrilik Kimya Sanayii AS	326,916	100,012
	Aksa Enerji Uretim AS	31,229	38,949
*	Aksigorta AS	108,727	21,383
	Alarko Holding AS	13,593	43,012
*	Albaraka Turk Katilim Bankasi AS	562,031	106,417
*	Alkim Alkali Kimya AS	12,658	12,708
*	Anadolu Anonim Turk Sigorta Sirketi	38,146	116,944
	Anadolu Efes Biracilik Ve Malt Sanayii AS	26,171	211,104
	Anadolu Hayat Emeklilik AS	32,074	112,998
	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS, Class C	12,537	31,630
	Arcelik AS	8,540	43,336
	ARD Grup Bilisim Teknolojileri AS	36,284	43,044
	Aselsan Elektronik Sanayi Ve Ticaret AS	64,442	121,703
	Aydem Yenilenebilir Enerji AS	30,439	27,261
	Aygaz AS	13,679	70,850
	Aztek Teknoloji Urunleri Ticaret AS	4,145	8,448
*	Bagfas Bandirma Gubre Fabrikalari AS	16,111	11,561
*	Banvit Bandirma Vitaminli Yem Sanayii AS	2,129	20,249
*	Baticim Bati Anadolu Cimento Sanayii AS	16,938	94,385
	Bera Holding AS	191,739	98,665
	BIM Birlesik Magazalar AS	37,646	711,423
*	Biotrend Cevre VE Enerji Yatirimlari AS	57,833	33,894

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Bogazici Beton Sanayi Ve Ticaret AS	24,607	$21,230
*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	4,766	60,364
	Borusan Yatirim ve Pazarlama AS	766	48,987
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	10,783	35,227
	Bursa Cimento Fabrikasi AS	160,095	39,557
*	Can2 Termik AS	415,828	22,716
	Celebi Hava Servisi AS	735	45,023
*	Cemas Dokum Sanayi AS	191,078	25,733
	Cemtas Celik Makina Sanayi Ve Ticaret AS	33,666	10,773
	Cimsa Cimento Sanayi VE Ticaret AS	79,765	81,223
	Coca-Cola Icecek AS	11,914	304,411
	Deva Holding AS	9,169	19,416
	Dogan Sirketler Grubu Holding AS	262,142	132,836
*	Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS	45,532	15,075
	Dogus Otomotiv Servis ve Ticaret AS	15,190	110,370
	Eczacibasi Yatirim Holding Ortakligi AS	4,420	29,165
	EGE Endustri VE Ticaret AS	185	68,279
	EGE Gubre Sanayii AS	12,670	21,256
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	19,929	32,596
Ω	Enerjisa Enerji AS	25,463	51,933
	Enka Insaat ve Sanayi AS	97,418	137,106
	Erbosan Erciyas Boru Sanayii ve Ticaret AS	1,770	10,665
	Eregli Demir ve Celik Fabrikalari TAS	116,276	196,746
	Escar Turizm Tasimacilik Ticaret AS	2,100	22,753
*	Esenboga Elektrik Uretim AS	27,311	16,645
	Europap Tezol Kagit Sanayi VE Ticaret AS	33,041	16,785
*	Europen Endustri Insaat Sanayi VE Ticaret AS	54,484	25,431
	Ford Otomotiv Sanayi AS	5,756	172,834
	Galata Wind Enerji AS	25,085	24,954
*	Girisim Elektrik Taahhut Ticaret Ve Sanayi AS	25,503	37,203
	Global Yatirim Holding AS	206,307	101,515
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	3,664	51,966
*	Goodyear Lastikleri TAS	24,063	14,121
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	71,531	54,975
	GSD Holding AS	193,884	22,615
*	Gubre Fabrikalari TAS	2,007	9,841
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	160,496	40,331
*	Info Yatirim AS	31,910	9,442
*	Inveo Yatirim Holding AS	19,945	25,339
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	29,791	40,423
*	Is Finansal Kiralama AS	120,382	49,941
	Is Yatirim Menkul Degerler AS	92,488	104,516
*	Isiklar Enerji ve Yapi Holding AS	129,249	30,869
*	Izmir Demir Celik Sanayi AS	242,619	44,045
	Jantsa Jant Sanayi Ve Ticaret AS	24,106	19,886
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMA TI), Class A	56,247	40,566
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMB TI), Class B	19,438	12,751
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMD TI), Class D	179,451	163,883
*	Karel Elektronik Sanayi ve Ticaret AS	34,699	16,036
*	Karsan Otomotiv Sanayii Ve Ticaret AS	60,736	28,316
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	253,656	28,654
*	Kerevitas Gida Sanayi ve Ticaret AS	26,993	13,551
	Kervan Gida Sanayi Ve Ticaret AS	23,372	19,613
	KOC Holding AS	128,660	835,679
	Kocaer Celik Sanayi Ve Ticaret AS	29,279	39,806
*	Konya Cimento Sanayii AS	208	48,144
*	Kordsa Teknik Tekstil AS	9,607	28,392
	Koza Altin Isletmeleri AS	62,876	44,010
*	Koza Anadolu Metal Madencilik Isletmeleri AS	40,893	75,257

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	LDR Turizm AS	12,127	$28,385
	Logo Yazilim Sanayi Ve Ticaret AS	16,104	54,518
	Lokman Hekim Engurusag Saglik Turizm Egitim Hizmetleri ve Insaat Taahhut AS	3,538	10,152
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	67,980	231,383
*	Menderes Tekstil Sanayi ve Ticaret AS	50,749	18,473
*	MIA Teknoloji AS	53,754	96,378
	Migros Ticaret AS	14,486	230,816
*Ω	MLP Saglik Hizmetleri AS	16,011	177,700
*	Naturel Yenilenebilir Enerji Ticaret AS	6,170	8,576
*	NET Holding AS	44,398	45,610
	Nuh Cimento Sanayi AS	6,838	63,194
*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	345,030	84,241
*	Orge Enerji Elektrik Taahhut AS	12,440	27,658
	Osmanli Yatirim Menkul Degerler AS	3,001	20,926
	Otokar Otomotiv Ve Savunma Sanayi AS	1,736	32,003
*	Oyak Cimento Fabrikalari AS	36,631	87,691
*	Oyak Yatirim Menkul Degerler AS	31,633	41,584
	Panelsan Cati Cephe Sistemleri Sanayi VE Ticaret AS	5,615	10,330
*	Parsan Makina Parcalari Sanayii AS	4,929	16,910
*	Pegasus Hava Tasimaciligi AS	41,608	281,353
*	Peker Gayrimenkul Yatirim Ortakligi AS	139,411	24,841
	Penta Teknoloji Urunleri Dagitim Ticaret AS	31,157	15,099
*	Petkim Petrokimya Holding AS	116,050	84,602
*	Pinar SUT Mamulleri Sanayii AS	6,392	16,468
	Platform Turizm Tasimacilik Gida Insaat Temizlik Hizmetleri Sanayi VE Ticaret AS	16,880	12,774
	Polisan Holding AS	50,835	19,938
	Politeknik Metal Sanayi ve Ticaret AS	34	8,251
*	Qua Granite Hayal	184,107	17,620
*	Reysas Tasimacilik ve Lojistik Ticaret AS	63,648	93,434
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	75,349	75,467
*	Sasa Polyester Sanayi AS	15,140	21,228
*	Say Yenilenebilir Enerji Ekipmanlari Sanayi ve Ticaret AS	7,528	14,590
	Sekerbank Turk AS	511,650	66,101
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	20,821	36,355
	Sok Marketler Ticaret AS	73,116	132,062
	Suwen Tekstil Sanayi Pazarlama AS	29,924	30,207
*	TAV Havalimanlari Holding AS	21,951	171,516
*	Tekfen Holding AS	91,665	159,886
*	Teknosa Ic Ve Dis Ticaret AS	34,354	32,361
	Tofas Turk Otomobil Fabrikasi AS	20,088	169,903
*	Tukas Gida Sanayi ve Ticaret AS	53,456	14,178
*	Tumosan Motor ve Traktor Sanayi AS	6,241	24,324
*	Turcas Petrol AS	12,431	10,518
*	Turk Hava Yollari AO	66,501	580,610
*	Turk Telekomunikasyon AS	86,749	133,884
	Turk Traktor ve Ziraat Makineleri AS	2,167	50,696
	Turkcell Iletisim Hizmetleri AS	188,637	601,727
	Turkiye Garanti Bankasi AS	90,293	337,621
	Turkiye Is Bankasi AS, Class C	1,028,150	465,127
	Turkiye Petrol Rafinerileri AS	137,585	678,443
	Turkiye Sigorta AS	45,055	81,910
*	Turkiye Sinai Kalkinma Bankasi AS	576,633	219,448
	Turkiye Sise ve Cam Fabrikalari AS	97,486	138,460
*	Turkiye Vakiflar Bankasi TAO, Class D	138,472	85,057
*	Ulker Biskuvi Sanayi AS	45,406	229,985
*	Ulusoy Un Sanayi ve Ticaret AS	17,772	14,739
*	Vakif Finansal Kiralama AS	244,836	21,887

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	7,305	$26,666
	Vestel Beyaz Esya Sanayi ve Ticaret AS	119,734	72,448
*	Vestel Elektronik Sanayi ve Ticaret AS	46,291	98,741
	Yapi ve Kredi Bankasi AS	537,200	489,329
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	37,367	34,997
	Yayla Agro Gida Sanayi VE Nakliyat AS	84,751	30,460
*	Zorlu Enerji Elektrik Uretim AS	435,648	71,960
TOTAL TURKEY			14,138,580
UNITED ARAB EMIRATES — (1.8%)
	Abu Dhabi Commercial Bank PJSC	422,931	1,024,721
	Abu Dhabi Islamic Bank PJSC	283,673	945,986
	Abu Dhabi National Hotels	1,425,887	240,255
	Abu Dhabi National Insurance Co. PSC	30,691	50,980
	Abu Dhabi National Oil Co. for Distribution PJSC	312,537	303,653
*	Abu Dhabi Ports Co. PJSC	178,535	252,737
	Abu Dhabi Ship Building Co. PJSC	17,840	19,440
	ADNOC Drilling Co. PJSC	247,734	296,887
	Agility Global PLC	150,012	47,377
	Agthia Group PJSC	92,575	180,596
	Air Arabia PJSC	650,206	465,837
*	Ajman Bank PJSC	236,936	120,558
*	AL Seer Marine Supplies & Equipment Co. LLC	61,995	70,076
	AL Yah Satellite Communications Co-PJSC-Yah Sat	289,903	166,416
	Aldar Properties PJSC	348,782	701,893
*	Alpha Dhabi Holding PJSC	26,997	89,327
	Amanat Holdings PJSC	326,145	98,484
*	Amlak Finance PJSC	236,419	48,864
*	Apex Investment Co. PSC	166,638	76,978
*	Aramex PJSC	186,954	126,826
*	Bayanat AI PLC	42,420	27,742
	Burjeel Holdings PLC	190,958	138,914
*	Dana Gas PJSC	1,614,001	300,965
	Deyaar Development PJSC	364,958	70,647
	Dubai Electricity & Water Authority PJSC	647,688	419,737
	Dubai Financial Market PJSC	302,748	105,528
	Dubai Investments PJSC	709,027	393,476
	Dubai Islamic Bank PJSC	696,274	1,109,331
	Emaar Development PJSC	339,783	785,884
	Emaar Properties PJSC	1,060,352	2,491,259
	Emirates Central Cooling Systems Corp.	497,275	223,368
	Emirates Driving Co.	63,900	48,544
	Emirates Integrated Telecommunications Co. PJSC	178,939	294,865
	Emirates NBD Bank PJSC	286,960	1,491,274
	Emirates Telecommunications Group Co. PJSC	275,606	1,229,101
*	EMSTEEL Building Materials PJSC	488,732	178,421
*	Eshraq Investments PJSC	442,876	38,696
	Fertiglobe PLC	242,930	164,035
	First Abu Dhabi Bank PJSC	324,798	1,154,204
*	Ghitha Holding PJSC	7,704	63,602
*	Gulf Navigation Holding PJSC	43,065	70,249
*	Gulf Pharmaceutical Industries PSC	35,344	8,535
*	Islamic Arab Insurance Co.	69,707	7,136
*	Manazel PJSC	633,322	62,953
*	Multiply Group PJSC	651,975	408,376
	National Bank of Ras Al-Khaimah PSC	18,443	26,656
	National Central Cooling Co. PJSC	103,365	85,981
*	National Corp. for Tourism & Hotels	32,251	25,494
	Palms Sports PrJSC	4,850	13,168

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	RAK Properties PJSC	315,537	$91,848
	Ras Al Khaimah Ceramics	133,809	84,210
	Salik Co. PJSC	232,979	213,828
*	Shuaa Capital PSC	362,137	23,175
	Taaleem Holdings PJSC	23,672	24,087
	TECOM Group PJSC	93,868	70,011
*	Union Properties PJSC	571,455	59,269
TOTAL UNITED ARAB EMIRATES			17,332,460
UNITED KINGDOM — (0.1%)
#	Anglogold Ashanti PLC (AU US)	36,006	1,011,048
TOTAL COMMON STOCKS			967,607,978
PREFERRED STOCKS — (1.0%)
BRAZIL — (1.0%)
*	Alpargatas SA	24,927	37,901
	Banco ABC Brasil SA, 6.906%	31,106	121,099
Ω	Banco BMG SA, 14.917%	52,329	32,473
	Banco Bradesco SA, 10.553%	327,890	720,574
	Banco do Estado do Rio Grande do Sul SA Class B, 5.239%	65,200	131,872
	Banco Mercantil do Brasil SA, 7.520%	1,000	5,534
	Banco Pan SA, 2.478%	91,918	141,059
	Banco Pine SA, 10.986%	12,500	9,459
	Centrais Eletricas Brasileiras SA Class B, 4.180%	17,400	134,157
	Centrais Eletricas de Santa Catarina SA, 8.053%	1,300	17,295
	Cia de Ferro Ligas da Bahia FERBASA, 6.296%	32,000	46,505
	Cia De Sanena Do Parana, 5.020%	206,448	202,209
	Cia Energetica de Minas Gerais, 9.945%	240,888	462,513
	Cia Energetica do Ceara Class A, 3.148%	1,701	9,215
	Cia Paranaense de Energia - Copel Class B, 3.767%	158,600	282,926
	CTEEP-Cia de Transmissao de Energia Eletrica Paulista, 8.974%	33,500	145,463
	Energisa SA, 4.450%	75	101
	Eucatex SA Industria e Comercio, 6.064%	11,500	31,067
	Gerdau SA, 6.097%	83,138	268,398
	Itau Unibanco Holding SA, 6.925%	217,900	1,305,208
	Klabin SA, 4.795%	3	2
	Marcopolo SA, 7.139%	180,120	193,299
	Petroleo Brasileiro SA, 14.593%	726,114	4,802,547
	Raizen SA, 5.668%	342,826	181,227
	Randon SA Implementos e Participacoes, 4.809%	55,500	104,796
	Schulz SA, 5.856%	40,500	45,182
	Taurus Armas SA, 5.264%	22,377	45,615
	Track & Field Co. SA, 1.814%	11,667	22,793
	Unipar Carbocloro SA Class B, 5.316%	7,053	64,954
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A, 4.551%	148,800	163,634
TOTAL BRAZIL			9,729,077
CHILE — (0.0%)
	Embotelladora Andina SA Class B, 5.555%	11,586	37,026
	Sociedad Quimica y Minera de Chile SA Class B, 2.207%	696	26,388
TOTAL CHILE			63,414
COLOMBIA — (0.0%)
	Grupo Aval Acciones y Valores SA, 8.282%	400,618	42,030
	Grupo de Inversiones Suramericana SA, 6.233%	16,377	86,918
TOTAL COLOMBIA			128,948

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»

INDIA — (0.0%)
*††	Sundaram Clayton Ltd.	174	$17
TOTAL PREFERRED STOCKS			9,921,456
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Diagnosticos da America SA Warrants 04/30/2025	357	68
*	Grupo Casas Bahia SA Warrants 09/19/2024	113,865	201
*	Localiza Rent a Car SA Rights 08/06/2024	303	621
*	Zamp SA Rights 08/27/2024	45,748	566
TOTAL BRAZIL			1,456
INDIA — (0.0%)
*	Tata Consumer Products Ltd. Rights 08/19/2024	1,423	6,288
MALAYSIA — (0.0%)
*	CAB Cakaran Corp. Bhd. Warrants 05/31/2028	20,800	1,177
SOUTH AFRICA — (0.0%)
#*	Pick n Pay Stores Ltd. Rights 08/02/2024	32,221	13,074
TAIWAN — (0.0%)
*	ENE Technology, Inc. Rights 08/05/2024	231	24
*	Mercuries Life Insurance Co. Ltd. Rights 07/30/2024	44,239	1,211
*	Shin Zu Shing Co. Ltd. Rights 09/13/2024	1,086	1,355
*	Taiwan Hopax Chemicals Manufacturing Co. Ltd. Rights 08/19/2024	6,294	824
*	Winbond Electronics Corp. Rights 08/12/2024	31,216	143
TOTAL TAIWAN			3,557
THAILAND — (0.0%)
*	Better World Green PCL Warrants 08/13/2025	142,950	201
*	Northeast Rubber PCL Warrants 05/15/2026	73,850	1,595
*	Rml Rates Rec (F) Rights	76,812	0
*	Thaifoods Group PCL Warrants 05/14/2027	48,950	1,222
TOTAL THAILAND			3,018
TOTAL RIGHTS/WARRANTS			28,570
TOTAL INVESTMENT SECURITIES (Cost $826,192,657)			977,558,004

			Value†
SECURITIES LENDING COLLATERAL — (0.5%)
@§	The DFA Short Term Investment Fund	424,564	4,910,928
TOTAL INVESTMENTS — (100.0%)
(Cost $831,103,671)^^			$982,468,932

Emerging Markets ex China Core Equity Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$40,295,067	$689,318	—	$40,984,385
Chile	1,538,545	3,925,791	—	5,464,336
Colombia	1,360,413	4,630	—	1,365,043
Czech Republic	—	1,092,693	—	1,092,693
Egypt	217,265	185,706	—	402,971
Greece	53,325	5,746,730	—	5,800,055
Hungary	—	2,481,515	—	2,481,515
India	14,415,450	264,530,688	$34,393	278,980,531
Indonesia	—	22,496,990	11,341	22,508,331
Kuwait	—	7,963,190	—	7,963,190
Malaysia	605	21,635,321	64	21,635,990
Mexico	23,901,431	153,831	—	24,055,262
Peru	446,720	—	—	446,720
Philippines	184,370	6,439,303	—	6,623,673
Poland	—	13,125,507	—	13,125,507
Qatar	—	9,238,068	—	9,238,068
Saudi Arabia	49,748	44,568,151	—	44,617,899
South Africa	3,107,163	33,296,633	—	36,403,796
South Korea	6,271,753	142,130,222	179,930	148,581,905
Taiwan	724,945	242,642,271	—	243,367,216
Thailand	17,571,541	2,412,271	2,992	19,986,804
Turkey	—	14,138,580	—	14,138,580
United Arab Emirates	1,276,478	16,055,982	—	17,332,460
United Kingdom	1,011,048	—	—	1,011,048
Preferred Stocks
Brazil	9,696,604	32,473	—	9,729,077
Chile	—	63,414	—	63,414
Colombia	128,948	—	—	128,948
India	—	—	17	17
Rights/Warrants
Brazil	—	1,456	—	1,456
India	—	6,288	—	6,288
Malaysia	—	1,177	—	1,177
South Africa	—	13,074	—	13,074
Taiwan	—	3,557	—	3,557
Thailand	—	3,018	—	3,018
Securities Lending Collateral	—	4,910,928	—	4,910,928
Total Investments in Securities	$122,251,419	$859,988,776	$228,737˂˃	$982,468,932

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

ORGANIZATION
DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At July 31, 2024, the Fund consisted of one hundred and two operational portfolios, (the “Portfolios”) all of which are included in this document. The Fund’s advisor is Dimensional Fund Advisors LP (the “Advisor”). Some of the portfolios of the Fund are feeder funds in a master-feeder structure. The master funds are part of other entities that are also managed by the Advisor. The Schedules of Investments for the master funds have been included in this document.
SECURITY VALUATION
The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•   Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
The Funds of Funds (International Small Company Portfolio, Global Small Company Portfolio, World ex U.S. Value Portfolio, Selectively Hedged Global Equity Portfolio, Dimensional Retirement Income Fund, Dimensional 2045 Target Date Retirement Income Fund, Dimensional 2050 Target Date Retirement Income Fund, Dimensional 2055 Target Date Retirement Income Fund, Dimensional 2060 Target Date Retirement Income Fund, Dimensional 2065 Target Date Retirement Income Fund, Dimensional 2010 Target Date Retirement Income Fund, Dimensional 2015 Target Date Retirement Income Fund, Dimensional 2020 Target Date Retirement Income Fund, Dimensional 2025 Target Date Retirement Income Fund, Dimensional 2030 Target Date Retirement Income Fund, Dimensional 2035 Target Date Retirement Income Fund, Dimensional 2040 Target Date Retirement Income Fund, World Core Equity Portfolio, Global Social Core Equity Portfolio, DFA VA Global Moderate Allocation Portfolio and VA Equity Allocation Portfolio) invest in the funds indicated on the Schedule of Investments (“Underlying Funds”). The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each of the DFA Diversified Fixed Income Portfolio and DFA Global Core Plus Fixed Income Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in fixed income securities. Each Feeder Fund (U.S. Large Cap Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio) invests primarily in a corresponding master fund(s) (“Master Fund”). Shares held by the Portfolios in other investment companies (such as the Master Funds and the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Portfolios’ investments in the series of The DFA Investment Trust Company or in Dimensional Emerging Markets Value Fund reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.
Securities held by the Domestic Equity Portfolios (U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, U.S. Large Cap Equity Portfolio, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, U.S. Sustainability Targeted Value Portfolio, VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, and U.S. High Relative Profitability Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio,  International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, VA International Value Portfolio, VA International Small Portfolio, International Large Cap Growth Portfolio, International Small Cap Growth Portfolio, International High Relative Profitability Portfolio, Emerging Markets Sustainability Core 1 Portfolio and Emerging Markets Targeted Value Portfolio), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Debt securities held by Enhanced U.S. Large Company Portfolio, DFA Commodity Strategy Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income, DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Investment Grade Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA Selective State Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, DFA NY Municipal Bond Fund, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, DFA LTIP Portfolio, VA Short-Term Fixed Portfolio, VA Global Bond Portfolio, VIT Inflation-Protected Securities Portfolio, DFA Social Fixed Income Portfolio, DFA Diversified Fixed Income Portfolio, DFA MN Municipal Bond Portfolio, DFA California Municipal Real Return Portfolio, DFA Global Sustainability Fixed Income Portfolio, DFA Global Core Plus Fixed Income Portfolio, DFA Oregon Municipal Bond Portfolio, DFA Global Core Plus Real Return Portfolio and DFA Short-Term Selective State Municipal Bond Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments for the Portfolios (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in a corresponding Master/Underlying Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1. TREASURY INFLATION-PROTECTED SECURITIES (TIPS): VIT Inflation-Protected Securities Portfolio, DFA Inflation-Protected Securities Portfolio, and DFA Short-Duration Real Return Portfolio may purchase TIPS, which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.
2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Portfolios.
3. FORWARD CURRENCY CONTRACTS: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio and Enhanced U.S Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s and Enhanced U.S. Large Company Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.
4. FUTURES CONTRACTS: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded . Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The DFA Commodity Strategy Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. The DFA Commodity Strategy Portfolio invests in futures contracts on individual commodities or commodity indices and options on them through the Portfolio’s investment in the Dimensional Cayman Commodity Fund I, LTD., the “Subsidiary.”
A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest-rate-sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization-or production-weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.
Payments, known as “variation margin”, to and from the broker will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.
At any time prior to the expiration of a futures contract, a Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions may prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.
The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio’s investments in the contracts to greater volatility than investments in traditional securities.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all  exchange-traded futures, guarantees the futures against default. Risks may also arise upon entering into commodity-linked derivative instruments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting an industry or commodity.

5. OPTIONS ON FUTURES CONTRACTS: The DFA Commodity Strategy Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.
An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily and that change is reflected in the net asset value of the Portfolio.
The DFA Commodity Strategy Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.
6. COMMODITY-LINKED DERIVATIVES: DFA Commodity Strategy Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary. The Subsidiary may invest without limitation in swap agreements, commodity options, futures, options on futures and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. As of July 31, 2024, the DFA Commodity Strategy Portfolio held $238,515,269 in the Subsidiary, representing 22.83% of DFA Commodity Strategy Portfolio’s total assets.
7. SWAP AGREEMENTS: The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may enter into credit default swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Some types of swap agreements are negotiated bilaterally and traded over-the-counter between the two parties (uncleared swaps), while other swaps are transacted through a futures commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central counterparty (cleared swaps), and may be traded on swap execution facilities (exchanges). The most common types of credit default swaps and interest rate swaps are subject to mandatory central clearing and exchange trading.
The Portfolios may enter into a credit default swap on a single security or instrument (sometimes referred to as a “CDS” transaction) or on a basket or index of securities (sometimes referred to as a “CDX” transaction). The “buyer” in a credit default contract typically is obligated to pay the “seller” a periodic stream of payments over the term of the contract, provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. The Portfolios may be either the buyer or the seller in the transaction. If a Portfolio is a buyer and no credit event occurs, the Portfolio may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, a Portfolio typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation. The most common types of CDX are subject to mandatory central clearing and exchange-trading.
Credit default swaps involve greater risks than if the Portfolios had invested in the reference obligation directly, since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value the seller pays to the buyer, resulting in a loss of value to the Portfolio. When a Portfolio acts as a seller of a credit default swap, the Portfolio is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.
The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may also enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio to hedge the inflation risk in nominal bonds (i.e., non-inflation-indexed bonds) thereby creating “synthetic” inflation-indexed bonds.
Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.
The DFA Municipal Real Return Portfolio may also enter into interest rate swaps to hedge against changes in interest rates. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal.
Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor.
The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) and implementing rules adopted by the CFTC currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of a Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.
The Advisor and the Fund do not believe that a Portfolio’s obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio’s borrowing or senior securities restrictions. However, with respect to swap contracts that provide for the netting of payments, the net amount of the excess, if any, of the Portfolio’s obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of segregated assets having an aggregate market value at least equal to the accrued excess will be maintained to cover the transactions in accordance with SEC positions. With respect to swap contracts that do not provide for the netting of payments by the counterparties, the full notional amount for which the Portfolio is obligated under the swap contract with respect to each swap contract will be accrued on a daily basis and assets having an aggregate market value at least equal to the accrued full notional value will be segregated and maintained to cover the transactions in accordance with SEC positions. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.
The Dodd-Frank Act and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. New requirements, even if not directly applicable to a Portfolio, may increase the cost of the Portfolio’s investments and cost of doing business. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
FEDERAL TAX COST
At July 31, 2024, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
Enhanced U.S. Large Company Portfolio	$197,300
U.S. Large Cap Value Portfolio	14,491,361
U.S. Targeted Value Portfolio	10,014,775
U.S. Small Cap Value Portfolio	11,903,726
U.S. Core Equity 1 Portfolio	12,228,398
U.S. Core Equity 2 Portfolio	13,512,129
U.S. Vector Equity Portfolio	2,414,786
U.S. Small Cap Portfolio	11,095,581
U.S. Micro Cap Portfolio	4,333,870
DFA Real Estate Securities Portfolio	4,421,688
Large Cap International Portfolio	3,896,608
International Core Equity Portfolio	24,481,717
International Small Company Portfolio	10,514,115
Global Small Company Portfolio	76,647
Japanese Small Company Portfolio	201,173
Asia Pacific Small Company Portfolio	178,489
United Kingdom Small Company Portfolio	18,661
Continental Small Company Portfolio	636,585
DFA International Real Estate Securities Portfolio	3,855,693
DFA Global Real Estate Securities Portfolio	7,282,712
DFA International Small Cap Value Portfolio	9,011,783
International Vector Equity Portfolio	2,647,991
World ex U.S. Value Portfolio	215,174
World ex U.S. Targeted Value Portfolio	612,862
World ex U.S. Core Equity Portfolio	3,057,349
Selectively Hedged Global Equity Portfolio	153,393
Emerging Markets Portfolio	3,101,710
Emerging Markets Small Cap Portfolio	3,305,330
Emerging Markets Value Portfolio	8,899,093
Emerging Markets Core Equity Portfolio	19,841,417
U.S. Large Cap Equity Portfolio	785,486
DFA Commodity Strategy Portfolio	2,802,274
DFA One-Year Fixed Income Portfolio	4,693,853

Federal Tax Cost
DFA Two-Year Global Fixed Income Portfolio	$4,426,470
DFA Selectively Hedged Global Fixed Income Portfolio	984,502
DFA Short-Term Government Portfolio	1,523,690
DFA Five-Year Global Fixed Income Portfolio	9,229,587
DFA World ex U.S. Government Fixed Income Portfolio	1,049,849
DFA Intermediate Government Fixed Income Portfolio	6,180,039
DFA Short-Term Extended Quality Portfolio	5,640,683
DFA Intermediate-Term Extended Quality Portfolio	1,844,169
DFA Targeted Credit Portfolio	918,596
DFA Investment Grade Portfolio	12,324,382
DFA Inflation-Protected Securities Portfolio	5,653,333
DFA Short-Term Municipal Bond Portfolio	1,528,496
DFA Intermediate-Term Municipal Bond Portfolio	1,395,889
DFA Selective State Municipal Bond Portfolio	427,262
DFA Short-Term Selective State Municipal Bond Portfolio	192,516
DFA California Short-Term Municipal Bond Portfolio	694,163
DFA California Intermediate-Term Municipal Bond Portfolio	421,722
DFA NY Municipal Bond Portfolio	145,813
Dimensional Retirement Income Fund	59,800
Dimensional 2045 Target Date Retirement Income Fund	136,570
Dimensional 2050 Target Date Retirement Income Fund	111,230
Dimensional 2055 Target Date Retirement Income Fund	78,275
Dimensional 2060 Target Date Retirement Income Fund	61,783
Dimensional 2065 Target Date Retirement Income Fund	19,671
Dimensional 2010 Target Date Retirement Income Fund	12,201
Dimensional 2015 Target Date Retirement Income Fund	24,817
Dimensional 2020 Target Date Retirement Income Fund	74,384
Dimensional 2025 Target Date Retirement Income Fund	151,104
Dimensional 2030 Target Date Retirement Income Fund	186,266
Dimensional 2035 Target Date Retirement Income Fund	170,964
Dimensional 2040 Target Date Retirement Income Fund	153,547
DFA Short-Duration Real Return Portfolio	1,868,499
DFA Municipal Real Return Portfolio	1,565,740
DFA Municipal Bond Portfolio	558,227
World Core Equity Portfolio	671,921
DFA LTIP Portfolio	541,697
U.S. Social Core Equity 2 Portfolio	905,242
U.S. Sustainability Core 1 Portfolio	3,884,928
U.S. Sustainability Targeted Value Portfolio	364,122
International Sustainability Core 1 Portfolio	2,712,693
International Social Core Equity Portfolio	1,214,288
Global Social Core Equity Portfolio	55,615
Emerging Markets Social Core Equity Portfolio	1,247,751
VA U.S. Targeted Value Portfolio	580,309
VA U.S. Large Value Portfolio	428,903
VA International Value Portfolio	446,464
VA International Small Portfolio	304,671
VA Short-Term Fixed Portfolio	375,925

Federal Tax Cost
VA Global Bond Portfolio	$339,457
VIT Inflation-Protected Securities Portfolio	226,401
VA Global Moderate Allocation Portfolio	157,885
U.S. Large Cap Growth Portfolio	1,888,707
U.S. Small Cap Growth Portfolio	1,016,935
International Large Cap Growth Portfolio	663,678
International Small Cap Growth Portfolio	236,357
DFA Social Fixed Income Portfolio	646,358
DFA Diversified Fixed Income Portfolio	1,841,630
U.S. High Relative Profitability Portfolio	3,481,671
International High Relative Profitability Portfolio	1,247,035
VA Equity Allocation Portfolio	135,672
DFA MN Municipal Bond Portfolio	27,569
DFA California Municipal Real Return Portfolio	310,655
DFA Global Core Plus Fixed Income Portfolio	2,680,241
Emerging Markets Sustainability Core 1 Portfolio	866,124
Emerging Markets Targeted Value Portfolio	222,406
DFA Global Sustainability Fixed Income Portfolio	756,399
DFA Oregon Municipal Bond Portfolio	69,290
DFA Global Core Plus Real Return Portfolio	265,313
Emerging Markets ex China Core Equity Portfolio	840,899
RECENTLY ISSUED ACCOUNTING STANDARDS AND REGULATIONS
In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Portfolios’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Portfolios until the 2024 annual shareholder reports, and will have no effect on the Portfolios’ accounting policies or financial statements.
OTHER
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the now ended litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios' financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.